UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                     FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                          File No.  333-28995

     Pre-Effective Amendment No.                                                                                                 |_|

     Post-Effective Amendment No. 19                                                                                             |X|

                                                        and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                  File No.  811-08241

     Amendment No. 20                                                                                                            |X|

                                         (Check appropriate box or boxes.)


                                          NATIONWIDE VARIABLE ACCOUNT - 9
-------------------------------------------------------------------------------------------------------------------
                                            (Exact Name of Registrant)


                                         NATIONWIDE LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------
                                                (Name of Depositor)


                                    ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                          (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           -------------------------------------------------------------------------



                     PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
-------------------------------------------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering        MAY 1, 2004
                                                    --------------------------------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2004 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If   appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered     MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                         -------------------------------------------------------------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 2004.

--------------------------------------------------------------------------------

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 41. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                         Nationwide Life Insurance Company
                         One Nationwide Plaza, RR1-04-F4
                         Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.


AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Balanced Fund: Series I Shares
o    AIM V.I. Blue Chip Fund: Series I Shares
o    AIM V.I. Capital Appreciation Fund: Series I Shares
o    AIM V.I. Core Equity Fund: Series I Shares
o    AIM V.I. International Growth Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

o    American Century VP Inflation Protection Fund: Class II
BB&T VARIABLE INSURANCE FUNDS
o    BB&T Capital Appreciation Fund
o    BB&T Capital Manager Aggressive Growth Fund
o    BB&T Growth and Income Fund
o    BB&T Large Company Growth Fund
DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
o    Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial
     Shares
o    Dreyfus Variable Investment Fund - International Value Portfolio: Initial
     Shares
FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
o    First Horizon Capital Appreciation Portfolio
o    First Horizon Growth & Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 1

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I*
o    Dreyfus GVIT International Value Fund: Class III+
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class III+

o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT Nationwide(R)Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*
J.P. MORGAN SERIES TRUST II
o    J.P. Morgan Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Class III+
o    Oppenheimer Main Street(R) Fund/VA: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    International Magnum Portfolio: Class I
o    U.S. Real Estate Portfolio: Class I
VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A
o    Small Company Opportunity Fund: Class A
W&R TARGET FUNDS, INC.

o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio
o    High Income Portfolio*
o    International Portfolio
o    International II Portfolio
o    Limited-Term Bond Portfolio
o    Micro Cap Growth Portfolio
o    Money Market Portfolio
o    Science and Technology Portfolio
o    Small Cap Growth Portfolio (formerly, Small Cap Portfolio)
o    Small Cap Value Portfolio
o    Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:


CREDIT SUISSE TRUST
o    Large Cap Value Portfolio


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

DREYFUS
o    Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+
JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
o Risk Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I
STRONG OPPORTUNITY FUND II, INC: INVESTOR CLASS


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I
CREDIT SUISSE TRUST
o    Global Post-Venture Capital Portfolio
o    International Focus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Emerging Markets Fund: Class I

o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares


EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Initial Class




EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.


SEP IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(p) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
SECURITY DISTRIBUTORS, INC....................................
WADDELL & REED, INC...........................................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option

REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................

     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions

RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a
        Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

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                                                  CONTRACT OWNER TRANSACTION EXPENSES
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MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................      7%   1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25  2
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%
ANNUAL LOAN INTEREST CHARGE.............................................................................................      2.25%3
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5%   4

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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 5
     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%
     REDUCED PURCHASE PAYMENT OPTION.....................................................................................     0.25%6
     Total Variable Account Charges (including this option only).........................................................     1.20%
     FIVE YEAR CDSC OPTION...............................................................................................     0.15%7
     Total Variable Account Charges (including this option only).........................................................     1.10%

     CDSC WAIVER OPTIONS (an applicant may elect one or more)

         ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER......................................................     0.10%8
         Total Variable Account Charges (including this option only).....................................................     1.05%
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                                                       (CONTINUED ON NEXT PAGE)
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

------------

1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM          0          1          2          3           4          5          6          7
DATE OF PURCHASE PAYMENT
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.


2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.



7    Range of Five Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM          0          1          2          3           4          5
DATE OF PURCHASE PAYMENT
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.


------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
         10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)......................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%
         HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)....................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%
     DEATH BENEFIT OPTIONS (an applicant may elect one or two)
         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION OPTION 1 (available
         beginning January 2, 2001 or a later date if state law requires)................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%
         ONE-YEAR STEP UP DEATH BENEFIT OPTION 2 (available until state approval is received for the One-Year Enhanced
         Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)............................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%
         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION
         OPTION 3 (available beginning January 2, 2001 or a later date if state law requires)............................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.15%
         5% ENHANCED DEATH BENEFIT OPTION 4 (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)...................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%
     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (no longer available effective
     May 1, 2003) (an applicant could elect one or both)
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.40%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.25%
                                                                                                                                   5
     EXTRA VALUE OPTION..................................................................................................     0.45%
     Total Variable Account Charges (including this option only).........................................................     1.40%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.

     BENEFICIARY PROTECTOR OPTION........................................................................................     0.40%6
     Total Variable Account Charges (including this option only).........................................................     1.35%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
                                                                                                                                   7
     CAPITAL PRESERVATION PLUS OPTION....................................................................................     0.50%
     Total Variable Account Charges (including this option only).........................................................     1.45%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
------------------------------------------------------------------------------------------------------------------------------------



1    This option may not be elected with another death benefit option.


2 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

3    This option may not be elected with another death benefit option.

4 This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

5 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

6 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

7 The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%
Reduced Purchase Payment Option..........................................................................................     0.25%
Five Year CDSC Option....................................................................................................     0.15%
Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%
Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option...
                                                                                                                              0.20%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Guaranteed Minimum Income Benefit Option 2...............................................................................     0.30%
Extra Value Option.......................................................................................................     0.45%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES                                                                               3.95%
----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


----------------------------------------------------------------------------------------------------------- -------------- ---------
Total Annual Underlying Mutual Fund Operating Expenses                                                         Minimum       Maximum
----------------------------------------------------------------------------------------------------------- -------------- ---------
(expenses that are deducted from underlying mutual fund assets, including                                       0.27%          3.17%
management fees, distribution  (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
----------------------------------------------------------------------------------------------------------- -------------- ---------



The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    GVIT - Dreyfus GVIT International Value Fund: Class III
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III
o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
o    GVIT - Gartmore GVIT Global Utilities Fund: Class III
o    GVIT - Gartmore GVIT International Growth Fund: Class III
o    GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III
o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III
o    Janus Aspen Series - Global Technology Portfolio: Service II Shares
o    Janus Aspen Series - International Growth Portfolio: Service II Shares
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III
o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R
o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.95%).


For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (3.17%)       1,343   2,613  3,812   6,696    748   2,188   3,557   6,696     *    2,188   3,557    6,696
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)       1,038   1,762  2,496   4,546    443   1,337   2,241   4,546     *    1,337   2,241    4,546
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
o    Charitable Remainder Trusts;
o Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;

o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension IRAs ("SEP IRAs");
o    Simple IRAs; and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURPOSE OF THE CONTRACT

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries. These annuity and related benefits impose certain risks upon Nationwide. The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent).

CHARGES AND EXPENSES


Mortality and Expense Risk Charge


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.


Contingent Deferred Sales Charge


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


CDSC Options


There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

----------------------------- --------------- ----------------
           OPTION             CONTRACT TYPE    ANNUAL CHARGE
----------------------------- --------------- ----------------
Five Year CDSC Option         All*                 0.15%
----------------------------- --------------- ----------------
Additional Withdrawal         All                  0.10%
Without Charge and
Disability Waiver
----------------------------- --------------- ----------------
10 Year and Disability        Tax Sheltered        0.05%
Waiver                        Annuities
----------------------------- --------------- ----------------
Hardship Waiver               Tax Sheltered        0.15%
                              Annuities
----------------------------- --------------- ----------------
*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.


Reduced Purchase Payment Option


A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.




Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGE*
--------------------------------------------------- --------------
One-Year Enhanced Death Benefit with Long Term      0.15%
Care/Nursing Home Waiver and Spousal Protection
Option1
--------------------------------------------------- --------------
One-Year Step Up Death Benefit Option2              0.05%
--------------------------------------------------- --------------
Greater of One-Year or 5% Enhanced Death Benefit    0.20%
with Long Term Care/Nursing Home Waiver and
Spousal Protection Option3
--------------------------------------------------- --------------
5% Enhanced Death Benefit Option4                   0.10%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1 The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options


For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").


Extra Value Option


An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.


Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option


A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."


Capital Preservation Plus Option

A Capital Preservation Plus Option is available to all applicants and contract owners until May 1, 2005. Effective May 1, 2005, the option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

WADDELL & REED, INC.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.


Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.


THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.


The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money

     Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.


Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.


THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

o Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

o The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

o When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

o The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit;

(3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4) if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.


No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION


If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts. Nationwide may realize a profit from the charge assessed for this option.


The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
                0                        7%
----------------------------------------------------
                1                        7%
----------------------------------------------------
                2                        6%
----------------------------------------------------
                3                        4%
----------------------------------------------------
                4                        2%
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.


Nationwide may realize a profit from the charge assessed for this option.


Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.


Nationwide may realize a profit from the charge assessed for this option.


10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

(1)  the contract owner has been the owner of the contract for 10 years; and

(2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.


Nationwide may realize a profit from the charge assessed for this option.


Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.


Nationwide may realize a profit from the charge assessed for this option.


DEATH BENEFIT OPTIONS


The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from the charges assessed for these options.


For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.


One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option


Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.



GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the options chosen. Nationwide may realize a profit from the charges assessed for these options.


Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


EXTRA VALUE OPTION


Applicants should be aware of the following prior to electing the Extra Value
Option:

(1)  Nationwide may make a profit from the Extra Value Option charge.

(2) Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and (c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years

                   7.75% RATE OF RETURN
--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES) TOTAL ASSET CHARGES)
--------------------------------------------------------------
       1               $106,727               $109,465
--------------------------------------------------------------
       2               $113,906               $116,336
--------------------------------------------------------------
       3               $121,568               $123,638
--------------------------------------------------------------
       4               $129,745               $131,399
--------------------------------------------------------------
       5               $138,472               $139,647
--------------------------------------------------------------
       6               $147,787               $148,412
--------------------------------------------------------------
       7               $157,728               $157,728
--------------------------------------------------------------
       8               $168,337               $168,337
--------------------------------------------------------------
       9               $179,661               $179,661
--------------------------------------------------------------
       10              $191,746               $191,746
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.


If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.


After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

----------------------- -----------------------------------
                         (Extra Value Amount) Percentage
                         of First Year Purchase Payments
    Contract Years
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
      3,4 and 5                         2%
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

BENEFICIARY PROTECTOR OPTION


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.


The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.


The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.


Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.


In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.


When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges


The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.


All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.


Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Captial Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.


o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Balanced Fund: Series I Shares
o    AIM V.I. Blue Chip Fund: Series I Shares
o    AIM V.I. Capital Appreciation Fund: Series I Shares
o    AIM V.I Core Equity Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

BB&T VARIABLE INSURANCE FUNDS
o    BB&T Capital Appreciation Fund
o    BB&T Capital Manager Aggressive Growth Fund
o    BB&T Growth and Income Fund
o    BB&T Large Company Growth Fund
DREYFUS
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
o    First Horizon Growth & Income Portfolio
GARTMORE VARIABLE INSURANCE TRUST
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide Leaders Fund: Class III
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    J.P. Morgan GVIT Balanced Fund: Class I

J.P. MORGAN SERIES TRUST II
o    J.P. Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Main Street(R) Fund/VA: Initial Class
VICTORY VARIABLE INSURANCE FUNDS

o    Diversified Stock Fund: Class A
W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio
o    Limited-Term Bond Portfolio
o    Money Market Portfolio
o    Value Portfolio


--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2002:
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

--------------------------------------------------------------------------------

IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2004:
--------------------------------------------------------------------------------

DREYFUS
o Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS


Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.


Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.


If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.


If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee


At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.


Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.



CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered. The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life. Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

----------------------- ------------------ ---------------------
                         MINIMUM INITIAL    MINIMUM SUBSEQUENT
       CONTRACT         PURCHASE PAYMENT         PAYMENTS
         TYPE
----------------------- ------------------ ---------------------
Charitable Remainder         $15,000              $1,000
Trust
----------------------- ------------------ ---------------------
IRA                          $15,000              $1,000
----------------------- ------------------ ---------------------
Investment-only              $15,000              $1,000
----------------------- ------------------ ---------------------
Non-Qualified                $15,000              $1,000
----------------------- ------------------ ---------------------
Roth IRA                     $15,000              $1,000
----------------------- ------------------ ---------------------
SEP IRA                      $15,000              $1,000
----------------------- ------------------ ---------------------
Simple IRA                   $15,000              $1,000
----------------------- ------------------ ---------------------
Tax Sheltered Annuity        $15,000              $1,000
----------------------- ------------------ ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.



Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.


For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.


The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.


In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ----------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN BALANCE
                 VALUES       ALLOWED
---------------- ------------ ----------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value (not
                 $20,000      more than $10,000)
---------------- ------------ ----------------------------------
                 $20,000      up to 50% of contract value (not
                 and over     more than $50,000*)
---------------- ------------ ----------------------------------
ERISA PLANS      All          up to 50% of contract value (not
                              more than $50,000*)
---------------- ------------ ----------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed. Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.


Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT - Gartmore GVIT Government Bond Fund:
Class I, GVIT - Federated GVIT High Income Bond Fund: Class I, GVIT - Gartmore GVIT Money Market Fund: Class I, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program that transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.



ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

-----------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
-----------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.



FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.


How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender that reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.


Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account;

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used


The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

--------------------------------------------------------------------------------

      IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIBs may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS


DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS


If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:
(1)  proper proof of the annuitant's death;
(2)  an election specifying the distribution method; and
(3)  any state required form(s).


If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.


Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company (UILIC) in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. On April 18, 2003, the Alabama Supreme Court reversed the $50 million verdict against Waddell & Reed, Inc. and entered judgment as a matter of law in favor of Waddell & Reed, Inc. and its affiliates on the tortious interference, fraudulent suppression and promissory fraud claims. The remaining claims were remanded for a new trial. On March 17, 2004, after a new trial on the remaining counts, a jury found in favor of UILIC, awarded no compensatory damages, but awarded punitive damages of $15 million against Waddell & Reed, Inc. and $30 million against two affiliated companies on UILIC's conversion claim. The jury denied UILIC's claim for fraud. Waddell & Reed, Inc. plans to contest the jury's verdict through post-trial motions and, if necessary, will appeal the verdict.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the same events that served as the basis for its Alabama lawsuit. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. denies any violation of the California Business and Professions Code and intends to vigorously defend itself in this lawsuit.

On January 14, 2004, the NASD commenced an enforcement action against Waddell & Reed, Inc., its former president and current national sales manager based upon the events at issue in the lawsuits filed by UILIC alleging that violations of NASD rules occurred in connection with clients' exchanges of their variable annuity contracts. Specifically, the NASD has alleged in its complaint that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into certain exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures that were reasonably designed to achieve compliance with the requirements of the NASD's suitability rule and failed to maintain books and records regarding certain exchange orders that were rejected by the firm. Waddell & Reed, Inc. denies the NASD's allegations and believes that the challenged exchanges were beneficial for Waddell & Reed's clients, that the firm's supervisory procedures and guidelines were consistent with NASD rules and guidance and that all required books and records were preserved.


ADVERTISING


MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................._

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.


Please refer to the prospectus for each underlying mutual fund for more detailed information


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BALANCED FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            The highest total return possible that is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BLUE CHIP FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CORE EQUITY FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------



BB&T VARIABLE INSURANCE FUNDS - BB&T CAPITAL APPRECIATION FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T GROWTH AND INCOME FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth, current income or both.
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T LARGE COMPANY GROWTH FUND
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS

This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-Adviser:                                     Highland Capital Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON GROWTH & INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-Adviser:                                     Highland Capital Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum current total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS III

This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I

Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS
III

This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P. MORGAN MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES

This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES

This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I

This underlying mutual fund is only available for contracts issued before May
1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R

This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VICTORY VARIABLE INSURANCE FUNDS - DIVERSIFIED STOCK FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VICTORY VARIABLE INSURANCE FUNDS - SMALL COMPANY OPPORTUNITY FUND: CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income with a secondary goal of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable return with emphasis on preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income with secondary goal of capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wall Street Associates
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------




W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     State Street Research & Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term accumulation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2003 (the maximum variable account charge of 3.95%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215
                           CHECKING ON-LINE AT:      www.bestofamerica.com


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R, W&R Target Funds, Inc. - Dividend Income Portfolio, W&R Target Funds, Inc. - International II Portfolio, W&R Target Funds, Inc. - Micro Cap Growth Portfolio, and W&R Target Funds, Inc. - Small Cap Value Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
AIM Variable Insurance          8.235548           9.492064             15.26%                12,586         2003
Funds - AIM V.I.
Balanced Fund: Series
I Shares - Q/NQ
                               10.029632           8.235548            -17.89%                 9,145         2002
                               10.000000          10.029632              0.30%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
AIM Variable Insurance          7.316405           9.069081             23.96%                 7,817         2003
Funds - AIM V.I. Blue
Chip Fund: Series I
Shares - Q/NQ
                               10.003747           7.316405            -26.86%                 6,799         2002
                               10.000000          10.003747              0.04%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
AIM Variable Insurance          7.722120           9.906737             28.29%                 3,316         2003
Funds - AIM V.I.
Capital Appreciation
Fund: Series I Shares
- Q/NQ
                               10.306554           7.722120            -25.08%                 2,546         2002
                               10.000000          10.306554              3.07%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
AIM Variable Insurance          8.318791          10.252012             23.24%                   658         2003
Funds - AIM V.I. Core
Equity Fund: Series I
Shares - Q/NQ
                                9.948963           8.318791            -16.39%                   318         2002
                               10.000000           9.948963             -0.51%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
AIM Variable Insurance          8.208210          10.493127             27.84%                     0         2003
Funds - AIM V.I.
International Growth
Fund: Series I Shares
- Q/NQ
                               10.000000           8.208210            -17.92%                     0         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------

AIM Variable Insurance          6.975369           8.641968             23.89%                 5,458         2003
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
                               10.097856           6.975369            -30.92%                 5,832         2002
                               10.000000          10.097856              0.98%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century                9.814828          12.575258             28.13%             6,227,886         2003
Variable Portfolios,
Inc. - American
Century VP Income &
Growth Fund: Class I -
Q/NQ
                               12.289665           9.814828            -20.14%             6,377,032         2002
                               13.539187          12.289665             -9.23%             7,038,530         2001
                               15.291612          13.539187            -11.46%             7,018,117         2000
                               13.081019          15.291612             16.90%             5,320,425         1999
                               10.409767          13.081019             25.66%             2,097,666         1998
                               10.000000          10.409767              4.10%                20,646         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century                8.789250          10.839623             23.33%             3,901,749         2003
Variable Portfolios,
Inc. - American
Century VP
International Fund:
Class I - Q/NQ
                               11.143861           8.789250            -21.13%             4,884,295         2002
                               15.886136          11.143861            -29.85%             6,836,811         2001
                               19.282175          15.886136            -17.61%             7,422,625         2000
                               11.866841          19.282175             62.49%             5,138,722         1999
                               10.088106          11.866841             17.63%             2,651,670         1998
                               10.000000          10.088106              0.88%                39,079         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century                8.063541           9.944610             23.33%             1,669,705         2003
Variable Portfolios,
Inc. - American
Century VP
International Fund:
Class III - Q/NQ
                               10.000000           8.063541            -19.36%             1,167,737         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century                7.987225           9.881229             23.71%               350,280         2003
Variable Portfolios,
Inc. - American
Century VP Ultra Fund:
Class I - Q/NQ
                               10.000000           7.987225            -20.13%                79,386         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century               11.882018          15.177426             27.73%             8,848,958         2003
Variable Portfolios,
Inc. - American
Century VP Value Fund:
Class I - Q/NQ
                               13.728674          11.882018            -13.45%             8,706,954         2002
                               12.285793          13.728674             11.74%             7,058,645         2001
                               10.498316          12.285793             17.03%             3,301,779         2000
                               10.689857          10.498316             -1.79%             1,971,574         1999
                               10.296896          10.689857              3.82%             1,219,884         1998
                               10.000000          10.296896              2.97%                57,340         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century               10.000000          10.258243              2.58%               376,225         2003*
Variable Portfolios
II, Inc. - American
Century VP Inflation
Protection Fund:
Class II - Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
BB&T Variable                   8.310650          11.241850             35.27%                54,541         2003
Insurance Funds - BB&T
Capital Appreciation
Fund - Q/NQ
                               10.488163           8.310650            -20.76%                24,080         2002
                               10.000000          10.488163              4.88%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
BB&T Variable                   7.948282           9.878421             24.28%                13,275         2003
Insurance Funds - BB&T
Capital Manager
Aggressive Growth Fund
- Q/NQ
                               10.190488           7.948282            -22.00%                 8,489         2002
                               10.000000          10.190488              1.90%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
BB&T Variable                   8.093319           9.909926             22.45%                78,156         2003
Insurance Funds - BB&T
Growth and Income Fund
- Q/NQ
                               10.168487           8.093319            -20.41%                39,162         2002
                               10.000000          10.168487              1.68%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
BB&T Variable                   7.094799           8.996677             26.81%                28,932         2003
Insurance Funds - BB&T
Large Company Growth
Fund - Q/NQ
                               10.302170           7.094799            -31.13%                10,621         2002
                               10.000000          10.302170              3.02%                     0         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Credit Suisse Trust -           6.230502           9.112489             46.26%               279,524         2003
Global Post-Venture
Capital Portfolio -
Q/NQ
                                9.553561           6.230502            -34.78%               355,633         2002
                               13.516337           9.553561            -29.32%               532,495         2001
                               16.833540          13.516337            -19.71%               664,992         2000
                               10.394476          16.833540             61.95%               753,471         1999
                                9.852750          10.394476              5.50%               397,541         1998
                               10.000000           9.852750             -1.47%                 8,875         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Credit Suisse Trust -           6.721516           8.860816             31.83%               609,977         2003
International Focus
Portfolio - Q/NQ
                                8.472446           6.721516            -20.67%               774,988         2002
                               11.005780           8.472446            -23.02%             1,117,390         2001
                               14.993656          11.005780            -26.60%             1,280,898         2000
                                9.865775          14.993656             51.98%             1,574,730         1999
                                9.454794           9.865775              4.35%               975,805         1998
                               10.000000           9.454794             -5.45%               266,818         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Credit Suisse Trust -           9.961544          12.349908             23.98%               596,361         2003
Large Cap Value
Portfolio - Q/NQ
                               13.077460           9.961544            -23.83%               697,377         2002
                               13.079940          13.077460             -0.02%               822,031         2001
                               12.124398          13.079940              7.88%               808,299         2000
                               11.521372          12.124398              5.23%               826,064         1999
                               10.373620          11.521372             11.06%               702,417         1998
                               10.000000          10.373620              3.74%                13,398         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Dreyfus Investment              7.626313          10.407808             36.47%             1,147,923         2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
                               10.000000           7.626313            -23.74%               253,906         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
The Dreyfus Socially            7.987645           9.969151             24.81%             4,718,600         2003
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
                               11.349542           7.987645            -29.62%             5,328,865         2002
                               14.800297          11.349542            -23.32%             6,628,561         2001
                               16.794438          14.800297            -11.87%               425,730         2000
                               13.034607          16.794438             28.84%             4,588,496         1999
                               10.171132          13.034607             28.15%             1,586,203         1998
                               10.000000          10.171132              1.71%                41,603         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Dreyfus Stock Index             9.431842          11.992131             27.15%            29,991,213         2003
Fund, Inc.: Initial
Shares - Q/NQ
                               12.265220           9.431842            -23.10%            32,543,566         2002
                               14.101205          12.265220            -13.02%            35,512,451         2001
                               15.692141          14.101205            -10.14%            36,569,247         2000
                               13.135997          15.692141             19.46%            29,064,270         1999
                               10.343734          13.135997             26.99%            13,389,246         1998
                               10.000000          10.343734              3.44%               387,437         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Dreyfus Variable               10.642941          12.773575             20.02%             4,718,834         2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
                               12.901502          10.642941            -17.51%             4,821,716         2002
                               14.363060          12.901502            -10.18%             5,172,648         2001
                               14.595134          14.363060             -1.59%             5,495,982         2000
                               13.220513          14.595134             10.40%             5,518,293         1999
                               10.249990          13.220513             28.98%             2,590,407         1998
                               10.000000          10.249990              2.50%                59,606         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Dreyfus Variable                8.542795          11.143238             30.44%                 3,135            2003
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares - Q/NQ
                               10.664159           8.542795            -19.89%                 1,876            2002
                               10.000000          10.664159              6.64%                     0           2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Dreyfus Variable                8.736895          11.800187             35.06%                 6,056            2003
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ
                               10.049505           8.736895            -13.06%                   124            2002
                               10.000000          10.049505              0.50%                     0           2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Federated Insurance            12.427549          12.881356              3.65%             8,143,242         2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                               11.478449          12.427549              8.27%             7,863,778         2002
                               10.729245          11.478449              6.98%             5,032,718         2001
                                9.806807          10.729245              9.41%             1,638,098         2000
                               10.000000           9.806807             -1.93%               347,680         1999*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP                    9.967020          12.855834             28.98%            19,758,595         2003
Equity-Income
Portfolio: Service
Class - Q/NQ
                               12.123397           9.967020            -17.79%            18,534,617         2002
                               12.896641          12.123397             -6.00%            18,264,333         2001
                               12.021290          12.896641              7.28%            15,756,237         2000
                               11.422130          12.021290              5.25%            14,617,298         1999
                               10.338433          11.422130             10.48%             9,062,065         1998
                               10.000000          10.338433              3.88%               277,274         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP Growth             9.345645          12.291519             31.52%            16,698,958         2003
Portfolio: Service
Class - Q/NQ
                               13.517575           9.345645            -30.86%            17,097,622         2002
                               16.588646          13.517575            -18.51%            20,422,678         2001
                               18.830990          16.588646            -11.91%            21,776,437         2000
                               13.848033          18.830990             35.98%            15,207,362         1999
                               10.030842          13.848033             38.05%             4,170,789         1998
                               10.000000          10.030842              0.31%               116,824         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP High               7.045440           8.860680             25.76%            10,624,626         2003
Income Portfolio:
Service Class - Q/NQ
                                6.864641           7.045440              2.63%             9,076,687         2002
                                7.866679           6.864641            -12.74%             9,831,409         2001
                               10.262325           7.866679            -23.34%             9,388,222         2000
                                9.586675          10.262325              7.05%             9,053,822         1999
                               10.126638           9.586675             -5.33%             6,089,908         1998
                               10.000000          10.126638              1.27%               205,072         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP Overseas           7.680997          10.895150             41.85%             2,416,526         2003
Portfolio: Service
Class - Q/NQ
                                9.735184           7.680997            -21.10%             3,152,328         2002
                               12.485012           9.735184            -22.03%             4,161,991         2001
                               15.589761          12.485012            -19.92%             4,123,737         2000
                               11.047878          15.589761             41.11%             3,033,012         1999
                                9.902344          11.047878             11.57%             1,388,856         1998
                               10.000000           9.902344             -0.98%                62,522         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP Overseas           7.747856          10.993637             41.89%             1,936,492         2003
Portfolio: Service
Class R - Q/NQ
                               10.000000           7.747856            -22.52%               726,014         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP II                11.336946          14.413145             27.13%            14,658,746         2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               12.636709          11.336946            -10.29%            15,001,342         2002
                               14.558242          12.636709            -13.20%            15,629,153         2001
                               15.755094          14.558242             -7.60%            16,830,929         2000
                               12.812355          15.755094             22.97%            13,447,724         1999
                                9.954885          12.812355             28.70%             5,839,973         1998
                               10.000000           9.954885             -0.45%               231,858         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP II                10.000000          10.152709              1.53%               253,907         2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP III                7.116855           9.140227             28.43%             4,135,611         2003
Growth Opportunities
Portfolio: Service
Class - Q/NQ
                                9.201903           7.116855            -22.66%             4,846,275         2002
                               10.858509           9.201903            -15.26%             5,952,156         2001
                               13.235715          10.858509            -17.96%             7,163,757         2000
                               12.826216          13.235715              3.19%             7,531,248         1999
                               10.400464          12.826216             23.32%             4,035,262         1998
                               10.000000          10.400464              4.00%               140,753         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP III Value          7.461630          11.661980             56.29%             1,077,765         2003
Strategies Portfolio:
Service Class - Q/NQ
                               10.000000           7.461630            -25.38%               234,553         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Financial Investors             8.937198          12.595017             40.93%                 2,858         2003
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ
                               11.088140           8.937198            -19.40%                 2,748         2002
                               10.000000          11.088140             10.88%                   539         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Financial Investors             7.518632           9.577003             27.38%                14,572         2003
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ
                               10.273079           7.518632            -26.81%                13,438         2002
                               10.000000          10.273079              2.73%                 4,144         2001*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Franklin Templeton              7.881371          10.347742             31.29%                     0         2003
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
I - Q/NQ
                               10.000000           7.881371            -21.19%                     0         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Comstock GVIT              7.767974          10.112803             30.19%             1,360,120         2003
Value Fund: Class I -
Q/NQ
                               10.476789           7.767974            -25.86%             1,157,864         2002
                               12.041215          10.476789            -12.99%             1,292,289         2001
                               13.600816          12.041215            -11.47%             1,349,271         2000
                               11.588459          13.600816             17.37%               943,926         1999
                               10.161693          11.588459             14.04%               576,925         1998
                               10.000000          10.161693              1.62%                38,169         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000          13.729326             37.29%               144,462         2003*
International Value
Fund: Class III - Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          12.239605          16.324362             33.37%             4,257,414         2003
Cap Index Fund: Class
I - Q/NQ
                               14.589867          12.239605            -16.11%             4,053,421         2002
                               14.925432          14.589867             -2.25%             3,380,236         2001
                               13.078919          14.925432             14.12%             1,946,950         2000
                               10.919701          13.078919             19.77%               554,181         1999
                                9.949100          10.919701              9.76%               355,668         1998
                               10.000000           9.949100             -0.51%                 8,862         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Federated GVIT            10.488660          12.702877             21.11%             4,518,441         2003
High Income Bond Fund:
Class I - Q/NQ
                               10.258387          10.488660              2.24%             3,829,969         2002
                                9.938283          10.258387              3.22%             3,187,673         2001
                               10.938415           9.938283             -9.14%             2,338,128         2000
                               10.701912          10.938415              2.21%             2,207,614         1999
                               10.212505          10.701912              4.79%             1,359,204         1998
                               10.000000          10.212505              2.13%                48,707         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              6.853997          11.219753             63.70%               172,985         2003
Emerging Markets Fund:
Class I - Q/NQ
                                8.162972           6.853997            -16.04%               215,319         2002
                                8.692251           8.162972             -6.09%               122,397         2001
                               10.000000           8.692251            -13.08%                 4,778         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              7.523761          12.312811             63.65%               664,957         2003
Emerging Markets Fund:
Class III - Q/NQ
                               10.000000           7.523761            -24.76%               166,114         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              8.841677          12.388657             40.12%               143,894         2003
Global Financial
Services Fund: Class
III - Q/NQ
                               10.000000           8.841677            -11.58%               114,271         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              8.465900          11.469046             35.47%               445,077         2003
Global Health Sciences
Fund: Class III - Q/NQ
                               10.000000           8.465900            -15.34%               238,287         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              1.930212           2.967876             53.76%               303,309         2003
Global Technology and
Communications Fund:
Class I - Q/NQ
                                3.405832           1.930212            -43.33%               409,418         2002
                                6.003728           3.405832            -43.27%               654,321         2001
                               10.000000           6.003728            -39.96%               273,699         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              7.143608          10.980873             53.72%               399,761         2003
Global Technology and
Communications Fund:
Class III - Q/NQ
                               10.000000           7.143608            -28.56%               205,745         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              7.956800           9.786210             22.99%                57,699         2003
Global Utilities Fund:
Class III - Q/NQ
                               10.000000           7.956800            -20.43%                25,519         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT             13.777493          13.919582              1.03%            17,539,627         2003
Government Bond Fund:
Class I - Q/NQ
                               12.533031          13.777493              9.93%            22,330,243         2002
                               11.797971          12.533031              6.23%            16,523,905         2001
                               10.583479          11.797971             11.48%            12,064,797         2000
                               10.941842          10.583479             -3.28%            11,399,244         1999
                               10.143182          10.941842              7.87%             6,734,614         1998
                               10.000000          10.143182              1.43%               205,716         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              5.049848           6.639521             31.48%             6,450,984         2003
Growth Fund: Class I -
Q/NQ
                                7.152671           5.049848            -29.40%             7,281,145         2002
                               10.049026           7.152671            -28.82%             9,040,540         2001
                               13.808913          10.049026            -27.23%            11,687,235         2000
                               13.369463          13.808913              3.29%            13,477,152         1999
                               10.385596          13.369463             28.73%             8,897,790         1998
                               10.000000          10.385596              3.86%               150,657         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              4.902449           6.585740             34.34%                55,034         2003
International Growth
Fund: Class I - Q/NQ
                                6.521536           4.902449            -24.83%                67,062         2002
                                9.228501           6.521536            -29.33%                69,796         2001
                               10.000000           9.228501             -7.71%                   906         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              7.785605          10.436447             34.05%               103,801         2003
International Growth
Fund: Class III - Q/NQ
                               10.000000           7.785605            -22.14%                31,496         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              9.961441          10.646939              6.88%             2,382,516         2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
                               10.000000           9.961441             -0.39%               981,020         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              9.557034          10.763028             12.62%             2,802,894         2003
Investor Destinations
Moderately
Conservative Fund:
Class II - Q/NQ
                               10.000000           9.557034             -4.43%             1,218,823         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              9.059272          10.772510             18.91%             5,250,561         2003
Investor Destinations
Moderate Fund: Class
II - Q/NQ
                               10.000000           9.059272             -9.41%             2,892,694         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              8.610682          10.801375             25.44%             2,385,423         2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
                               10.000000           8.610682            -13.89%               905,810         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              8.257845          10.786048             30.62%               634,705         2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
                               10.000000           8.257845            -17.42%               211,483         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.650345          10.619094             38.81%             2,461,013         2003
Cap Growth Fund: Class
I - Q/NQ
                               12.263081           7.650345            -37.61%             2,384,523         2002
                               17.766242          12.263081            -30.98%             3,062,779         2001
                               21.195607          17.766242            -16.18%             3,465,292         2000
                               11.582258          21.195607             83.00%             2,183,476         1999
                               10.204129          11.582258             13.51%               488,769         1998
                               10.000000          10.204129              2.04%                21,892         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT             11.786146          11.747216             -0.33%            17,177,641         2003
Money Market Fund:
Class I - Q/NQ
                               11.756760          11.786146              0.25%            24,651,649         2002
                               11.457292          11.756760              2.61%            25,930,743         2001
                               10.909142          11.457292              5.02%            16,687,257         2000
                               10.504509          10.909142              3.85%            16,274,387         1999
                               10.074129          10.504509              4.27%            10,403,509         1998
                               10.000000          10.074129              0.74%               737,584         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              8.796082          11.109665             26.30%            16,814,508         2003
Nationwide Fund: Class
I - Q/NQ
                               10.745186           8.796082            -18.14%            18,383,389         2002
                               12.303050          10.745186            -12.66%            20,883,168         2001
                               12.689484          12.303050             -3.05%            21,604,237         2000
                               11.979444          12.689484              5.93%            21,177,608         1999
                               10.242940          11.979444             16.95%            13,831,346         1998
                               10.000000          10.242940              2.43%               379,933         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              9.156690          11.391109             24.40%               112,002         2003
Nationwide Leaders
Fund: Class III - Q/NQ
                               10.000000           9.156690             -8.43%               126,652         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              7.512774          11.340477             50.95%               638,562         2003
U.S. Growth Leaders
Fund: Class III - Q/NQ
                               10.000000           7.512774            -24.87%               139,418         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT              7.491588          10.096229             34.77%               922,359         2003
Worldwide Leaders
Fund: Class I - Q/NQ
                               10.137325           7.491588            -26.10%             1,160,291         2002
                               12.606419          10.137325            -19.59%             1,429,764         2001
                               14.515197          12.606419            -13.15%             1,556,485         2000
                               11.921445          14.515197             21.76%             1,252,462         1999
                               10.102208          11.921445             18.01%               679,266         1998
                               10.000000          10.102208              1.02%                28,786         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000          13.598892             35.99%               119,221         2003*
Worldwide Leaders
Fund: Class III - Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT GVIT Small Cap             9.871212          13.127865             32.99%             1,912,023         2003
Growth Fund: Class I -
Q/NQ
                               14.938890           9.871212            -33.92%             1,723,390         2002
                               16.916678          14.938890            -11.69%             1,719,080         2001
                               20.372476          16.916678            -16.96%             1,026,407         2000
                               10.000000          20.372476            103.72%               292,996         1999*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT GVIT Small Cap            12.058558          18.734940             55.37%             7,615,979         2003
Value Fund: Class I -
Q/NQ
                               16.714543          12.058558            -27.86%             7,962,445         2002
                               13.155704          16.714543             27.05%             8,369,240         2001
                               11.943543          13.155704             10.15%             4,814,143         2000
                                9.432351          11.943543             26.62%             3,199,322         1999
                                9.823904           9.432351             -3.99%             1,933,320         1998
                               10.000000           9.823904             -1.76%                71,786         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT GVIT Small                11.198342          15.641283             39.67%             6,522,436         2003
Company Fund: Class I
- Q/NQ
                               13.675678          11.198342            -18.11%             6,667,153         2002
                               14.799910          13.675678             -7.60%             7,007,434         2001
                               13.720318          14.799910              7.87%             6,380,063         2000
                                9.617964          13.720318             42.65%             3,791,895         1999
                                9.613184           9.617964              0.05%             2,510,746         1998
                               10.000000           9.613184             -3.87%                86,736         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT J.P Morgan GVIT            8.861586          10.393750             17.29%             4,567,080         2003
Balanced Fund: Class I
- Q/NQ
                               10.202856           8.861586            -13.15%             4,516,114         2002
                               10.694236          10.202856             -4.59%             4,630,917         2001
                               10.834304          10.694236             -1.29%             4,138,035         2000
                               10.844036          10.834304             -0.09%             3,654,295         1999
                               10.130674          10.844036              7.04%             1,957,796         1998
                               10.000000          10.130674              1.31%                44,525         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.827658          13.134781             11.05%             3,957,845         2003
Multi Sector Bond
Fund: Class I - Q/NQ
                               11.138320          11.827658              6.19%             4,277,313         2002
                               10.793620          11.138320              3.19%             4,006,689         2001
                               10.313452          10.793620              4.66%             3,659,345         2000
                               10.252876          10.313452              0.59%             2,943,427         1999
                               10.088793          10.252876              1.63%             1,848,317         1988
                               10.000000           10.88793              0.89%                55,043         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -            5.263552           6.268456             19.09%             7,959,646         2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                6.320884           5.263552            -16.73%             9,544,525         2002
                                8.164119           6.320884            -22.58%            11,454,147         2001
                               10.000000           8.164119            -18.36%             9,411,277         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -            2.369918           3.438379             45.08%             4,202,497         2003
Global Technology
Portfolio: Service
Shares - Q/NQ
                                4.050734           2.369918            -41.49%             5,465,944         2002
                                6.524649           4.050734            -37.92%             8,217,099         2001
                               10.000000           6.524649            -34.75%             8,158,988         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -            7.109777          10.361529             45.74%               422,530         2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
                               10.000000           7.109777            -28.90%               308,974         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -            4.573528           6.094511             33.26%             4,577,965         2003
International Growth
Portfolio: Service
Shares - Q/NQ
                                6.219459           4.573528            -26.46%             6,343,194         2002
                                8.200976           6.219459            -24.16%             8,943,044         2001
                               10.000000           8.200976            -17.99%             7,884,779         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -            7.758658          10.339930             33.27%             1,072,877         2003
International Growth
Portfolio: Service II
Shares - Q/NQ
                               10.000000           7.758658            -22.41%               824,343         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -           10.000000          12.224157             22.24%                44,115         2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Neuberger Berman AMT           11.102807          14.490354             30.51%             2,353,955         2003
Guardian Portfolio -
Q/NQ
                               15.240204          11.102807            -27.15%             2,518,130         2002
                               15.622790          15.240204             -2.45%             2,623,003         2001
                               15.595438          15.622790              0.18%             2,192,932         2000
                               13.699229          15.595438             13.84%             1,895,804         1999
                               10.504106          13.699229             30.42%             1,181,196         1998
                               10.000000          10.504106              5.04%                14,718         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Neuberger Berman AMT           10.000000          10.036020              0.36%               692,344         2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Neuberger Berman AMT           11.783165          14.947554             26.86%             3,163,789         2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
                               16.835942          11.783165            -30.01%             3,515,602         2002
                               22.558120          16.835942            -25.37%             4,276,999         2001
                               24.609353          22.558120             -8.34%             4,352,721         2000
                               16.144809          24.609353             52.43%             2,061,773         1999
                               11.702355          16.144809             37.96%               882,530         1998
                               10.000000          11.702355             17.02%                52,055         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Neuberger Berman AMT            8.023166          10.735486             33.81%             3,916,619         2003
Partners Portfolio -
Q/NQ
                               10.678223           8.023166            -24.86%             4,122,416         2002
                               11.094953          10.678223             -3.76%             4,749,437         2001
                               11.122733          11.094953             -0.25%             5,060,822         2000
                               10.458607          11.122733              6.35%             6,033,798         1999
                               10.132434          10.458607              3.22%             5,860,893         1998
                               10.000000          10.132434              1.32%               939,717         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Oppenheimer Variable            8.260023          10.275350             24.40%             6,022,109         2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA:
Initial Class - Q/NQ
                               11.548911           8.260023            -28.48%             6,314,119         2002
                               16.965058          11.548911            -31.93%             7,663,118         2001
                               19.295630          16.965058            -12.08%             8,632,368         2000
                               10.609896          19.295630             81.86%             3,681,008         1999
                                9.533314          10.609896             11.29%             1,531,314         1998
                               10.000000           9.533314             -4.67%                39,292         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Oppenheimer Variable           10.498938          13.617207             29.70%             9,856,806         2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                               14.492226          10.498938            -27.55%            10,196,426         2002
                               16.737106          14.492226            -13.41%            10,486,085         2001
                               16.935851          16.737106             -1.17%             9,380,540         2000
                               12.070167          16.935851             40.31%             4,954,549         1999
                                9.827325          12.070167             22.82%             2,000,671         1998
                               10.000000           9.827325             -1.73%                44,167         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Oppenheimer Variable            6.408618           9.078658             41.66%             5,119,547         2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                8.309444           6.408618            -22.88%             6,604,871         2002
                                9.537743           8.309444            -12.88%             4,032,466         2001
                               10.000000           9.537743             -4.62%             1,256,646         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Oppenheimer Variable           10.000000          14.262204             42.62%             1,896,150         2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Oppenheimer Variable            8.295049          10.411603             25.52%            10,102,409         2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
                               10.313313           8.295049            -19.57%            10,184,577         2002
                               11.590413          10.313313            -11.02%            10,637,665         2001
                               12.826564          11.590413             -9.64%             9,160,618         2000
                               10.639805          12.826564             20.55%             5,313,570         1999
                               10.259486          10.639805              3.71%             2,582,656         1998
                               10.000000          10.259486              2.59%                58,403         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Strong Opportunity              6.785241           9.207993             35.71%             4,894,257         2003
Fund II, Inc.:
Investor Class - Q/NQ
                                9.360871           6.785241            -27.51%             4,997,088         2002
                                9.814649           9.360871             -4.62%             3,579,910         2001
                               10.000000           9.814649             -1.85%               752,001         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
The Universal                  12.336461          15.624194             26.65%             1,196,261         2003
Institutional Funds,
Inc. - Emerging
Markets Debt
Portfolio: Class I -
Q/NQ
                               11.403171          12.336461              8.18%             1,152,068         2002
                               10.456971          11.403171              9.05%               661,833         2001
                                9.477539          10.456971             10.33%               638,919         2000
                                7.395794           9.477539             28.15%               388,657         1999
                               10.425451           7.395794            -29.06%               301,931         1998
                               10.000000          10.425451              4.25%                 8,418         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
The Universal                   8.145121          10.279812             26.21%                     0         2003
Institutional Funds,
Inc. - International
Magnum Portfolio:
Class I - Q/NQ
                               10.000000           8.145121            -18.55%                     0         2002*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
The Universal                   4.121971           5.788043             40.42%               487,543         2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I-
Q/NQ
                                6.045067           4.121971            -31.81%               362,853         2002
                                8.634485           6.045067            -29.99%               269,702         2001
                               10.000000           8.634485            -13.66%               108,847         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
The Universal                  11.746967          16.000151             36.21%             4,416,801         2003
Institutional Funds,
Inc. - U.S. Real
Estate Portfolio:
Class I - Q/NQ
                               11.953729          11.746967             -1.73%             4,447,454         2002
                               10.987658          11.953729              8.79%             3,233,706         2001
                               10.561250          10.987658              4.04%             2,318,276         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Van Eck Worldwide               6.144858           9.384754             52.73%             1,937,337         2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
                                6.389225           6.144858             -3.82%             2,177,354         2002
                                6.569856           6.389225             -2.75%             2,400,770         2001
                               11.409292           6.569856            -42.42%             1,926,318         2000
                                5.751082          11.409292             98.38%             1,647,464         1999
                                8.814851           5.751082            -34.76%               497,198         1998
                               10.000000           8.814851            -11.85%                27,488         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Van Eck Worldwide               6.931923           9.961274             43.70%             1,345,636         2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
                                7.202559           6.931923             -3.76%               802,424         2002
                                8.120188           7.202559            -11.30%               468,871         2001
                                7.358645           8.120188             10.35%               466,988         2000
                                6.139717           7.358645             19.85%               415,476         1999
                                8.979477           6.139717            -31.63%               197,748         1998
                               10.000000           8.979477            -10.21%                17,265         1997*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Victory Variable                7.469134           9.985330             33.69%                65,352         2003
Insurance Funds -
Diversified Stock
Fund: Class A - Q/NQ
                                9.850083           7.469134            -24.17%                70,740         2002
                                9.913591           9.850083             -0.64%                52,043         2001
                               10.000000           9.913591             -0.86%                19,927         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Victory Variable                9.846023          12.746365             29.46%                 8,002         2003
Insurance Funds -
Small Company
Opportunity Fund:
Class A - Q/NQ
                               10.480284           9.846023             -6.05%                 8,396         2002
                               11.282284          10.480284             -7.11%                 3,972         2001
                               10.000000          11.282284             12.82%                 1,613         2000*
------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 3.95%)

   (VARIABLE ACCOUNT CHARGES OF 3.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
AIM Variable Insurance    10.000000           10.478179                 4.78%                   0            2003*
Funds - AIM V.I.
Balanced Fund: Series I
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
AIM Variable Insurance    10.000000           10.645580                 6.46%                   0            2003*
Funds - AIM V.I. Blue
Chip Fund: Series I
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
AIM Variable Insurance    10.000000           10.803962                 8.04%                   0            2003*
Funds - AIM V.I.
Capital Appreciation
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
AIM Variable Insurance    10.000000           10.776514                 7.77%                   0            2003*
Funds - AIM V.I. Core
Equity Fund: Series I
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
AIM Variable Insurance
Funds - AIM V.I.
International Growth
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
AIM Variable Insurance    10.000000           10.683753                 6.84%                   0            2003*
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
American Century          10.000000           10.968757                 9.69%                   0            2003*
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
American Century          10.000000           10.975555                 9.76%                   0            2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
American Century          10.000000           10.975558                 9.76%                   0            2003*
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
American Century          10.000000           10.580214                 5.80%                   0            2003*
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
American Century          10.000000           11.049142                10.49%                   0            2003*
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
American Century          10.000000           9.971667                 -0.28%                   0            2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
BB&T Variable Insurance   10.000000           10.569293                 5.69%                   0            2003*
Funds - BB&T Capital
Appreciation Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
BB&T Variable Insurance   10.000000           10.859942                 8.60%                   0            2003*
Funds - BB&T Capital
Manager Aggressive
Growth Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
BB&T Variable Insurance   10.000000           11.038814                10.39%                   0            2003*
Funds - BB&T Growth and
Income Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
BB&T Variable Insurance   10.000000           10.675429                 6.75%                   0            2003*
Funds - Large Company
Growth Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Credit Suisse Trust -     10.000000           10.878725                 8.79%                   0            2003*
Global Post-Venture
Capital Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Credit Suisse Trust -     10.000000           11.218544                12.19%                   0            2003*
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Credit Suisse Trust -     10.000000           10.990177                 9.90%                   0            2003*
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Dreyfus Investment        10.000000           11.055269                10.55%                   0            2003*
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
The Dreyfus Socially      10.000000           10.774891                 7.75%                   0            2003*
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Dreyfus Stock Index       10.000000           10.854168                 8.54%                   0            2003*
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Dreyfus Variable          10.000000           10.712816                 7.13%                   0            2003*
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Dreyfus Variable          10.000000           10.903029                 9.03%                   0            2003*
Investment Fund -
Developing Leaders
Portfolio: Initial
Shares- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Dreyfus Variable          10.000000           11.152136                11.52%                   0            2003*
Investment Fund -
International Value
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Federated Insurance       10.000000           9.908369                 -0.92%                   0            2003*
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Fidelity VIP              10.000000           11.079669                10.80%                   0            2003*
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Fidelity VIP Growth       10.000000           10.782503                 7.83%                   0            2003*
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Fidelity VIP High        10.000000           10.427515                  4.28%                  0             2003*
Income Portfolio:
Service Class - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Fidelity VIP Overseas    10.000000           11.288602                 12.89%                  0             2003*
Portfolio: Service
Class - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Fidelity VIP Overseas    10.000000           11.289618                 12.90%                  0             2003*
Portfolio: Service
Class R - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Fidelity VIP II          10.000000           10.830147                  8.30%                  0             2003*
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Fidelity VIP II          10.000000           9.965907                  -0.34%                  0             2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Fidelity VIP III         10.000000           10.765178                  7.65%                  0             2003*
Growth Opportunities
Portfolio: Service
Class - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Fidelity VIP III Value   10.000000           10.999077                  9.99%                  0             2003*
Strategies Portfolio:
Service Class - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Financial Investors      10.000000           10.950197                  9.50%                  0             2003*
Variable Insurance
Trust - First Horizon
Capital Appreciation
Portfolio - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
Financial Investors      10.000000           10.696096                  6.96%                  0             2003*
Variable Insurance
Trust - First Horizon
Growth & Income
Portfolio - Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------
GVIT Comstock GVIT       10.000000           10.899337                  8.99%                  0             2003*
Value Fund: Class I -
Q/NQ
------------------------ ------------------- -------------------- ------------------- ------------------ --------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Dreyfus GVIT         10.000000           11.156827                11.57%                   0            2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Dreyfus GVIT Mid     10.000000           10.951467                 9.51%                   0            2003*
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Federated GVIT       10.000000           10.406133                 4.06%                   0            2003*
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           11.869749                18.70%                   0            2003*
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           11.869135                18.69%                   0            2003*
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           11.111516                11.12%                   0            2003*
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.594708                 5.95%                   0            2003*
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.584966                 5.85%                   0            2003*
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.579097                 5.79%                   0            2003*
Global Technology and
Communications  Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           11.164700                11.65%                   0            2003*
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           9.843185                 -1.57%                   0            2003*
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.670030                 6.70%                   0            2003*
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT        10.000000           11.314552                13.15%                   0            2003*
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           11.314566                 13.15%                  0            2003*
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.141238                 1.41%                   0            2003*
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.348422                 3.48%                   0            2003*
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.565405                 5.65%                   0            2003*
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.814880                 8.15%                   0            2003*
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.974232                 9.74%                   0            2003*
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT Mid    10.000000           10.812654                 8.13%                   0            2003*
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           9.911733                  -0.88%                  0            2003*
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.759298                 7.59%                   0            2003*
Nationwide Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.579935                 5.80%                   0            2003*
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.   10.000000           10.870974                 8.71%                   0            2003*
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.754059                 7.54%                   0            2003*
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Gartmore GVIT        10.000000           10.766604                 7.67%                   0            2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT GVIT Small Cap       10.000000           10.585805                 5.86%                   0            2003*
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT GVIT Small Cap       10.000000           11.456256                14.56%                   0            2003*
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT GVIT Small Company   10.000000           11.004229                10.04%                   0            2003*
Fund:    Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT J.P. Morgan GVIT     10.000000           10.546051                 5.46%                   0            2003*
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
GVIT Van Kampen GVIT      10.000000           10.182870                 1.83%                   0            2003*
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Janus Aspen Series -      10.000000           10.623009                 6.23%                   0            2003*
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Janus Aspen Series -      10.000000           10.853357                 8.53%                   0            2003*
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Janus Aspen Series -      10.000000           10.835926                 8.36%                   0            2003*
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Janus Aspen Series -      10.000000           11.213596                12.14%                   0            2003*
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Janus Aspen Series -      10.000000           11.215445                12.15%                   0            2003*
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Janus Aspen Series -      10.000000           10.902584                 9.03%                   0            2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT      10.000000           10.981733                 9.82%                   0            2003*
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT      10.000000           9.919575                 -0.80%                   0            2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT      10.000000           10.879664                 8.80%                   0            2003*
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Neuberger Berman AMT      10.000000           10.976528                 9.77%                   0            2003*
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Oppenheimer Variable      10.000000           10.180272                 1.80%                   0            2003*
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Oppenheimer Variable      10.000000           10.816685                 8.17%                   0            2003*
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Oppenheimer Variable      10.000000           11.356483                13.56%                   0            2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Oppenheimer Variable      10.000000           11.356483                13.56%                   0            2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Oppenheimer Variable      10.000000           10.806414                 8.06%                   0            2003*
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Strong Opportunity Fund   10.000000           10.837045                 8.37%                   0            2003*
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
The Universal             10.000000           10.504370                 5.04%                   0            2003*
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
The Universal             10.000000           10.800269                 8.00%                   0            2003*
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
The Universal             10.000000           10.615667                 6.16%                   0            2003*
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------



------------------------ ------------------- ------------------- -------------------- ------------------- ------------
SUB-ACCOUNT                ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                           BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                              PERIOD                                                        PERIOD
------------------------ ------------------- ------------------- -------------------- ------------------- ------------
Van Eck Worldwide         10.000000           11.622177                16.22%                   0            2003*
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Van Eck Worldwide         10.000000           11.665350                16.65%                   0            2003*
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Victory Variable          10.000000           11.180941                11.81%                   0            2003*
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------
Victory Variable          10.000000           10.897433                 8.97%                   0            2003*
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- -------------


                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                       ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END    PERIOD
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.471902                  10.458494            10.42%       1,800,514       2003
Strategy Portfolio - Q/NQ
                                9.258785                   9.471902             2.30%       1,376,357       2002
                                10.381905                  9.258785           -10.82%         837,616       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.654366                  10.208709            17.96%       1,724,796       2003
Balanced Portfolio - Q/NQ
                                9.540115                   8.654366            -9.28%       1,418,807       2002
                                10.240525                  9.540115            -6.84%       1,078,990       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.752610                 12.128095             3.19%       1,722,859       2003
Portfolio - Q/NQ
                                10.887834                  7.752610             7.94%       1,546,604       2002
                                10.228323                 10.887834             6.45%       1,024,483       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.686505                   7.766584            16.15%       4,966,593       2003
Equity Portfolio - Q/NQ
                                8.614083                   6.686505           -22.38%       4,658,236       2002
                                10.220980                  8.614083           -15.72%       3,384,052       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.695716                   8.161335            21.89%       5,729,311       2003
Growth Portfolio - Q/NQ
                                8.589350                   6.695716           -22.05%       4,510,709       2002
                                10.123886                  8.589350           -15.16%       3,185,097       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.574579                 12.541413            18.60%       1,010,317       2003
Income Portfolio - Q/NQ
                                10.896533                 10.574579            -2.95%         863,210       2002
                                10.076613                 10.896533             8.14%         539,322       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.337656                   7.840387            23.71%         843,562       2003
International Portfolio - Q/NQ
                                7.817619                   6.337656           -18.93%         717,737       2002
                                10.149762                  7.817619           -22.98%         458,817       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.455458                 11.704848             2.18%         610,821       2003
Limited-Term Bond Portfolio -
Q/NQ
                                10.969252                 11.455458             4.43%         310,845       2002
                                10.140592                 10.969252             8.17%         104,229       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.321989                 10.276601            -0.44%         300,740       2003
Market Portfolio - Q/NQ
                                10.303622                 10.321989             0.18%         356,275       2002
                                10.042070                 10.303622             2.60%         328,055       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.373690                   8.236019            29.22%       1,721,980       2003
Science and Technology
Portfolio - Q/NQ
                                8.465463                   6.373690           -24.71%       1,319,140       2002
                                9.703241                   8.465463           -12.76%         824,061       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.586249                  10.202000            34.48%       1,839,227       2003
Cap Growth Portfolio - Q/NQ
                                9.793049                   7.586249           -22.53%       1,582,101       2002
                                10.082446                  9.793049            -2.87%       1,032,484       2001
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.766516                  10.863749            23.92%       1,372,764       2003
Portfolio - Q/NQ
                                10.137650                  8.766516           -13.53%       1,004,512       2002
                                10.000000                 10.137650             1.38%         556,685      2001*
--------------------------------------------------------------------------------------------------------------------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 3.65%)

   (VARIABLE ACCOUNT CHARGES OF 3.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                       ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END    PERIOD
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.000000                 10.534649             5.35%               0      2003*
Strategy Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.588898             5.89%               0      2003*
Balanced Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   10.000000                  9.948208            -0.52%               0      2003*
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   10.000000                 10.853168             8.53%               0      2003*
Equity Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.692014             6.92%               0      2003*
Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.000000                 10.386600             3.87%               0      2003*
Income Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.297988            12.98%               0      2003*
International Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                  9.921109            -0.79%               0      2003*
Limited-Term Bond Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.000000                  9.913065            -0.87%               0      2003*
Market Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.080756            10.81%               0      2003*
Science and Technology
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.034675            10.35%               0      2003*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.000000                 10.963855             9.64%               0      2003*
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

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o    the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of

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underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

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Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

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o    purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

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o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9, or Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated

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          beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................._


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account -9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.


CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R, W&R Target Funds, Inc. - Dividend Income Portfolio, W&R Target Funds, Inc. - International II Portfolio, W&R Target Funds, Inc. - Micro Cap Growth Portfolio, and W&R Target Funds, Inc. - Small Cap Value Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 0.95%)

   (Variable account charges of 0.95% of the daily net assets of the variable account)

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          8.235548           9.492064             15.26%                12,586         2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.029632           8.235548            -17.89%                 9,145         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.029632              0.30%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          7.316405           9.069081             23.96%                 7,817         2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.003747           7.316405            -26.86%                 6,799         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.003747              0.04%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          7.722120           9.906737             28.29%                 3,316         2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.306554           7.722120            -25.08%                 2,546         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.306554              3.07%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          8.318791          10.252012             23.24%                   658         2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.948963           8.318791            -16.39%                   318         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.948963             -0.51%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          8.208210          10.493127             27.84%                     0         2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.208210            -17.92%                     0         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          6.975369           8.641968             23.89%                 5,458         2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.097856           6.975369            -30.92%                 5,832         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.097856              0.98%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century                9.814828          12.575258             28.13%             6,227,886         2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.289665           9.814828            -20.14%             6,377,032         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.539187          12.289665             -9.23%             7,038,530         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.291612          13.539187            -11.46%             7,018,117         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.081019          15.291612             16.90%             5,320,425         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.409767          13.081019             25.66%             2,097,666         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.409767              4.10%                20,646         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century                8.789250          10.839623             23.33%             3,901,749         2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.143861           8.789250            -21.13%             4,884,295         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.886136          11.143861            -29.85%             6,836,811         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      19.282175          15.886136            -17.61%             7,422,625         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.866841          19.282175             62.49%             5,138,722         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.088106          11.866841             17.63%             2,651,670         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.088106              0.88%                39,079         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century                8.063541           9.944610             23.33%             1,669,705         2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.063541            -19.36%             1,167,737         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century                7.987225           9.881229             23.71%               350,280         2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.987225            -20.13%                79,386         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               11.882018          15.177426             27.73%             8,848,958         2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.728674          11.882018            -13.45%             8,706,954         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.285793          13.728674             11.74%             7,058,645         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.498316          12.285793             17.03%             3,301,779         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.689857          10.498316             -1.79%             1,971,574         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.296896          10.689857              3.82%             1,219,884         1998
       ------------------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.296896              2.97%                57,340         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               10.000000          10.258243              2.58%               376,225         2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable                   8.310650          11.241850             35.27%                54,541         2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.488163           8.310650            -20.76%                24,080         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.488163              4.88%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable                   7.948282           9.878421             24.28%                13,275         2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.190488           7.948282            -22.00%                 8,489         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.190488              1.90%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable                   8.093319           9.909926             22.45%                78,156         2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.168487           8.093319            -20.41%                39,162         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.168487              1.68%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable                   7.094799           8.996677             26.81%                28,932         2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.302170           7.094799            -31.13%                10,621         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.302170              3.02%                     0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -           6.230502           9.112489             46.26%               279,524         2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.553561           6.230502            -34.78%               355,633         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.516337           9.553561            -29.32%               532,495         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.833540          13.516337            -19.71%               664,992         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.394476          16.833540             61.95%               753,471         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.852750          10.394476              5.50%               397,541         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.852750             -1.47%                 8,875         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -           6.721516           8.860816             31.83%               609,977         2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.472446           6.721516            -20.67%               774,988         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.005780           8.472446            -23.02%             1,117,390         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.993656          11.005780            -26.60%             1,280,898         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.865775          14.993656             51.98%             1,574,730         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.454794           9.865775              4.35%               975,805         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.454794             -5.45%               266,818         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -           9.961544          12.349908             23.98%               596,361         2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.077460           9.961544            -23.83%               697,377         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.079940          13.077460             -0.02%               822,031         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.124398          13.079940              7.88%               808,299         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.521372          12.124398              5.23%               826,064         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.373620          11.521372             11.06%               702,417         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.373620              3.74%                13,398         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment              7.626313          10.407808             36.47%             1,147,923         2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.626313            -23.74%               253,906         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially            7.987645           9.969151             24.81%             4,718,600         2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.349542           7.987645            -29.62%             5,328,865         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.800297          11.349542            -23.32%             6,628,561         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.794438          14.800297            -11.87%               425,730         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.034607          16.794438             28.84%             4,588,496         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.171132          13.034607             28.15%             1,586,203         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.171132              1.71%                41,603         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index             9.431842          11.992131             27.15%            29,991,213         2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.265220           9.431842            -23.10%            32,543,566         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.101205          12.265220            -13.02%            35,512,451         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.692141          14.101205            -10.14%            36,569,247         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.135997          15.692141             19.46%            29,064,270         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.343734          13.135997             26.99%            13,389,246         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.343734              3.44%               387,437         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               10.642941          12.773575             20.02%             4,718,834         2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.901502          10.642941            -17.51%             4,821,716         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.363060          12.901502            -10.18%             5,172,648         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.595134          14.363060             -1.59%             5,495,982         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.220513          14.595134             10.40%             5,518,293         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.249990          13.220513             28.98%             2,590,407         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.249990              2.50%                59,606         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable                8.542795          11.143238             30.44%                 3,135            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.664159           8.542795            -19.89%                 1,876            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.664159              6.64%                     0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable                8.736895          11.800187             35.06%                 6,056            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.049505           8.736895            -13.06%                   124            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.049505              0.50%                     0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance            12.427549          12.881356              3.65%             8,143,242         2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.478449          12.427549              8.27%             7,863,778         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.729245          11.478449              6.98%             5,032,718         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.806807          10.729245              9.41%             1,638,098         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.806807             -1.93%               347,680         1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP                    9.967020          12.855834             28.98%            19,758,595         2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.123397           9.967020            -17.79%            18,534,617         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.896641          12.123397             -6.00%            18,264,333         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.021290          12.896641              7.28%            15,756,237         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.422130          12.021290              5.25%            14,617,298         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.338433          11.422130             10.48%             9,062,065         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.338433              3.88%               277,274         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth             9.345645          12.291519             31.52%            16,698,958         2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.517575           9.345645            -30.86%            17,097,622         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.588646          13.517575            -18.51%            20,422,678         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      18.830990          16.588646            -11.91%            21,776,437         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.848033          18.830990             35.98%            15,207,362         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.030842          13.848033             38.05%             4,170,789         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.030842              0.31%               116,824         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High               7.045440           8.860680             25.76%            10,624,626         2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.864641           7.045440              2.63%             9,076,687         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.866679           6.864641            -12.74%             9,831,409         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.262325           7.866679            -23.34%             9,388,222         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.586675          10.262325              7.05%             9,053,822         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.126638           9.586675             -5.33%             6,089,908         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.126638              1.27%               205,072         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas           7.680997          10.895150             41.85%             2,416,526         2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.735184           7.680997            -21.10%             3,152,328         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.485012           9.735184            -22.03%             4,161,991         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.589761          12.485012            -19.92%             4,123,737         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.047878          15.589761             41.11%             3,033,012         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.902344          11.047878             11.57%             1,388,856         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.902344             -0.98%                62,522         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas           7.747856          10.993637             41.89%             1,936,492         2003
       Portfolio: Service
       Class R - Q/NQ
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.747856            -22.52%               726,014         2002*
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II                11.336946          14.413145             27.13%            14,658,746         2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.636709          11.336946            -10.29%            15,001,342         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.558242          12.636709            -13.20%            15,629,153         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.755094          14.558242             -7.60%            16,830,929         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.812355          15.755094             22.97%            13,447,724         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.954885          12.812355             28.70%             5,839,973         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.954885             -0.45%               231,858         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II                10.000000          10.152709              1.53%               253,907         2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III                7.116855           9.140227             28.43%             4,135,611         2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.201903           7.116855            -22.66%             4,846,275         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.858509           9.201903            -15.26%             5,952,156         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.235715          10.858509            -17.96%             7,163,757         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.826216          13.235715              3.19%             7,531,248         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.400464          12.826216             23.32%             4,035,262         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.400464              4.00%               140,753         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value          7.461630          11.661980             56.29%             1,077,765         2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.461630            -25.38%               234,553         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors             8.937198          12.595017             40.93%                 2,858         2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.088140           8.937198            -19.40%                 2,748         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          11.088140             10.88%                   539         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors             7.518632           9.577003             27.38%                14,572         2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.273079           7.518632            -26.81%                13,438         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.273079              2.73%                 4,144         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton              7.881371          10.347742             31.29%                     0         2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.881371            -21.19%                     0         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT              7.767974          10.112803             30.19%             1,360,120         2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.476789           7.767974            -25.86%             1,157,864         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.041215          10.476789            -12.99%             1,292,289         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.600816          12.041215            -11.47%             1,349,271         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.588459          13.600816             17.37%               943,926         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.161693          11.588459             14.04%               576,925         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.161693              1.62%                38,169         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT              10.000000          13.729326             37.29%               144,462         2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid          12.239605          16.324362             33.37%             4,257,414         2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.589867          12.239605            -16.11%             4,053,421         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.925432          14.589867             -2.25%             3,380,236         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.078919          14.925432             14.12%             1,946,950         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.919701          13.078919             19.77%               554,181         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.949100          10.919701              9.76%               355,668         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.949100             -0.51%                 8,862         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT            10.488660          12.702877             21.11%             4,518,441         2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.258387          10.488660              2.24%             3,829,969         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.938283          10.258387              3.22%             3,187,673         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.938415           9.938283             -9.14%             2,338,128         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.701912          10.938415              2.21%             2,207,614         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.212505          10.701912              4.79%             1,359,204         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.212505              2.13%                48,707         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              6.853997          11.219753             63.70%               172,985         2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.162972           6.853997            -16.04%               215,319         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.692251           8.162972             -6.09%               122,397         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.692251            -13.08%                 4,778         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.523761          12.312811             63.65%               664,957         2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.523761            -24.76%               166,114         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              8.841677          12.388657             40.12%               143,894         2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.841677            -11.58%               114,271         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              8.465900          11.469046             35.47%               445,077         2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.465900            -15.34%               238,287         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              1.930212           2.967876             53.76%               303,309         2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       3.405832           1.930212            -43.33%               409,418         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.003728           3.405832            -43.27%               654,321         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           6.003728            -39.96%               273,699         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.143608          10.980873             53.72%               399,761         2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.143608            -28.56%               205,745         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.956800           9.786210             22.99%                57,699         2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.956800            -20.43%                25,519         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             13.777493          13.919582              1.03%            17,539,627         2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.533031          13.777493              9.93%            22,330,243         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.797971          12.533031              6.23%            16,523,905         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.583479          11.797971             11.48%            12,064,797         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.941842          10.583479             -3.28%            11,399,244         1999
       ------------------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.143182          10.941842              7.87%             6,734,614         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------
                                      10.000000          10.143182              1.43%               205,716         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              5.049848           6.639521             31.48%             6,450,984         2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.152671           5.049848            -29.40%             7,281,145         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.049026           7.152671            -28.82%             9,040,540         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.808913          10.049026            -27.23%            11,687,235         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.369463          13.808913              3.29%            13,477,152         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.385596          13.369463             28.73%             8,897,790         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.385596              3.86%               150,657         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              4.902449           6.585740             34.34%                55,034         2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.521536           4.902449            -24.83%                67,062         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.228501           6.521536            -29.33%                69,796         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.228501             -7.71%                   906         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.785605          10.436447             34.05%               103,801         2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.785605            -22.14%                31,496         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              9.961441          10.646939              6.88%             2,382,516         2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.961441             -0.39%               981,020         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              9.557034          10.763028             12.62%             2,802,894         2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.557034             -4.43%             1,218,823         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              9.059272          10.772510             18.91%             5,250,561         2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.059272             -9.41%             2,892,694         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              8.610682          10.801375             25.44%             2,385,423         2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.610682            -13.89%               905,810         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              8.257845          10.786048             30.62%               634,705         2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.257845            -17.42%               211,483         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid          7.650345          10.619094             38.81%             2,461,013         2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.263081           7.650345            -37.61%             2,384,523         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      17.766242          12.263081            -30.98%             3,062,779         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      21.195607          17.766242            -16.18%             3,465,292         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.582258          21.195607             83.00%             2,183,476         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.204129          11.582258             13.51%               488,769         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.204129              2.04%                21,892         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             11.786146          11.747216             -0.33%            17,177,641         2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.756760          11.786146              0.25%            24,651,649         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.457292          11.756760              2.61%            25,930,743         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.909142          11.457292              5.02%            16,687,257         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.504509          10.909142              3.85%            16,274,387         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.074129          10.504509              4.27%            10,403,509         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.074129              0.74%               737,584         1997
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              8.796082          11.109665             26.30%            16,814,508         2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.745186           8.796082            -18.14%            18,383,389         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.303050          10.745186            -12.66%            20,883,168         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.689484          12.303050             -3.05%            21,604,237         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.979444          12.689484              5.93%            21,177,608         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.242940          11.979444             16.95%            13,831,346         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.242940              2.43%               379,933         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              9.156690          11.391109             24.40%               112,002         2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.156690             -8.43%               126,652         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.512774          11.340477             50.95%               638,562         2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.512774            -24.87%               139,418         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.491588          10.096229             34.77%               922,359         2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.137325           7.491588            -26.10%             1,160,291         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.606419          10.137325            -19.59%             1,429,764         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.515197          12.606419            -13.15%             1,556,485         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.921445          14.515197             21.76%             1,252,462         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.102208          11.921445             18.01%               679,266         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.102208              1.02%                28,786         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             10.000000          13.598892             35.99%               119,221         2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap             9.871212          13.127865             32.99%             1,912,023         2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.938890           9.871212            -33.92%             1,723,390         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.916678          14.938890            -11.69%             1,719,080         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      20.372476          16.916678            -16.96%             1,026,407         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          20.372476            103.72%               292,996         1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap            12.058558          18.734940             55.37%             7,615,979         2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.714543          12.058558            -27.86%             7,962,445         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.155704          16.714543             27.05%             8,369,240         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.943543          13.155704             10.15%             4,814,143         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.432351          11.943543             26.62%             3,199,322         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.823904           9.432351             -3.99%             1,933,320         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.823904             -1.76%                71,786         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small                11.198342          15.641283             39.67%             6,522,436         2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.675678          11.198342            -18.11%             6,667,153         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.799910          13.675678             -7.60%             7,007,434         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.720318          14.799910              7.87%             6,380,063         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.617964          13.720318             42.65%             3,791,895         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.613184           9.617964              0.05%             2,510,746         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.613184             -3.87%                86,736         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P Morgan GVIT            8.861586          10.393750             17.29%             4,567,080         2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.202856           8.861586            -13.15%             4,516,114         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.694236          10.202856             -4.59%             4,630,917         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.834304          10.694236             -1.29%             4,138,035         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.844036          10.834304             -0.09%             3,654,295         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.130674          10.844036              7.04%             1,957,796         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.130674              1.31%                44,525         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT           11.827658          13.134781             11.05%             3,957,845         2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.138320          11.827658              6.19%             4,277,313         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.793620          11.138320              3.19%             4,006,689         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.313452          10.793620              4.66%             3,659,345         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.252876          10.313452              0.59%             2,943,427         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.088793          10.252876              1.63%             1,848,317         1988
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           10.88793              0.89%                55,043         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            5.263552           6.268456             19.09%             7,959,646         2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.320884           5.263552            -16.73%             9,544,525         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.164119           6.320884            -22.58%            11,454,147         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.164119            -18.36%             9,411,277         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            2.369918           3.438379             45.08%             4,202,497         2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       4.050734           2.369918            -41.49%             5,465,944         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.524649           4.050734            -37.92%             8,217,099         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           6.524649            -34.75%             8,158,988         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            7.109777          10.361529             45.74%               422,530         2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.109777            -28.90%               308,974         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            4.573528           6.094511             33.26%             4,577,965         2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.219459           4.573528            -26.46%             6,343,194         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.200976           6.219459            -24.16%             8,943,044         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.200976            -17.99%             7,884,779         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            7.758658          10.339930             33.27%             1,072,877         2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.758658            -22.41%               824,343         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -           10.000000          12.224157             22.24%                44,115         2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT           11.102807          14.490354             30.51%             2,353,955         2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.240204          11.102807            -27.15%             2,518,130         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.622790          15.240204             -2.45%             2,623,003         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.595438          15.622790              0.18%             2,192,932         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.699229          15.595438             13.84%             1,895,804         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.504106          13.699229             30.42%             1,181,196         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.504106              5.04%                14,718         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT           10.000000          10.036020              0.36%               692,344         2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT           11.783165          14.947554             26.86%             3,163,789         2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.835942          11.783165            -30.01%             3,515,602         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      22.558120          16.835942            -25.37%             4,276,999         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      24.609353          22.558120             -8.34%             4,352,721         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.144809          24.609353             52.43%             2,061,773         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.702355          16.144809             37.96%               882,530         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          11.702355             17.02%                52,055         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT            8.023166          10.735486             33.81%             3,916,619         2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.678223           8.023166            -24.86%             4,122,416         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.094953          10.678223             -3.76%             4,749,437         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.122733          11.094953             -0.25%             5,060,822         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.458607          11.122733              6.35%             6,033,798         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.132434          10.458607              3.22%             5,860,893         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.132434              1.32%               939,717         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable            8.260023          10.275350             24.40%             6,022,109         2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.548911           8.260023            -28.48%             6,314,119         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.965058          11.548911            -31.93%             7,663,118         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      19.295630          16.965058            -12.08%             8,632,368         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.609896          19.295630             81.86%             3,681,008         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.533314          10.609896             11.29%             1,531,314         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.533314             -4.67%                39,292         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           10.498938          13.617207             29.70%             9,856,806         2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.492226          10.498938            -27.55%            10,196,426         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.737106          14.492226            -13.41%            10,486,085         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.935851          16.737106             -1.17%             9,380,540         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.070167          16.935851             40.31%             4,954,549         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.827325          12.070167             22.82%             2,000,671         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.827325             -1.73%                44,167         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable            6.408618           9.078658             41.66%             5,119,547         2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.309444           6.408618            -22.88%             6,604,871         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.537743           8.309444            -12.88%             4,032,466         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.537743             -4.62%             1,256,646         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           10.000000          14.262204             42.62%             1,896,150         2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable            8.295049          10.411603             25.52%            10,102,409         2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.313313           8.295049            -19.57%            10,184,577         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.590413          10.313313            -11.02%            10,637,665         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.826564          11.590413             -9.64%             9,160,618         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.639805          12.826564             20.55%             5,313,570         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.259486          10.639805              3.71%             2,582,656         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.259486              2.59%                58,403         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity              6.785241           9.207993             35.71%             4,894,257         2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.360871           6.785241            -27.51%             4,997,088         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.814649           9.360871             -4.62%             3,579,910         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.814649             -1.85%               752,001         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                  12.336461          15.624194             26.65%             1,196,261         2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.403171          12.336461              8.18%             1,152,068         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.456971          11.403171              9.05%               661,833         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.477539          10.456971             10.33%               638,919         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.395794           9.477539             28.15%               388,657         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.425451           7.395794            -29.06%               301,931         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.425451              4.25%                 8,418         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                   8.145121          10.279812             26.21%                     0         2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.145121            -18.55%                     0         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                   4.121971           5.788043             40.42%               487,543         2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.045067           4.121971            -31.81%               362,853         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.634485           6.045067            -29.99%               269,702         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.634485            -13.66%               108,847         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                  11.746967          16.000151             36.21%             4,416,801         2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.953729          11.746967             -1.73%             4,447,454         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.987658          11.953729              8.79%             3,233,706         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.561250          10.987658              4.04%             2,318,276         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide               6.144858           9.384754             52.73%             1,937,337         2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.389225           6.144858             -3.82%             2,177,354         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.569856           6.389225             -2.75%             2,400,770         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.409292           6.569856            -42.42%             1,926,318         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       5.751082          11.409292             98.38%             1,647,464         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.814851           5.751082            -34.76%               497,198         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.814851            -11.85%                27,488         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide               6.931923           9.961274             43.70%             1,345,636         2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.202559           6.931923             -3.76%               802,424         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.120188           7.202559            -11.30%               468,871         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.358645           8.120188             10.35%               466,988         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.139717           7.358645             19.85%               415,476         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.979477           6.139717            -31.63%               197,748         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.979477            -10.21%                17,265         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable                7.469134           9.985330             33.69%                65,352         2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.850083           7.469134            -24.17%                70,740         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.913591           9.850083             -0.64%                52,043         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.913591             -0.86%                19,927         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable                9.846023          12.746365             29.46%                 8,002         2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.480284           9.846023             -6.05%                 8,396         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.282284          10.480284             -7.11%                 3,972         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          11.282284             12.82%                 1,613         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.00%)

   (Variable account charges of 1.00% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance         8.230865            9.481895           15.20%                      0          2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.029008            8.230865          -17.93%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.029008            0.29%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.312255            9.059357           23.89%                      0          2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.003125            7.312255          -26.90%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.003125            0.03%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.717742            9.896133           28.23%                      0          2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.305911            7.717742          -25.11%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.305911            3.06%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.314072           10.241019           23.18%                      0          2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.948348            8.314072          -16.43%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.948348           -0.52%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.205436           10.484286           27.77%                      0          2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.205436          -17.95%                      0          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         6.971404            8.632699           23.83%                      0          2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.097226            6.971404          -30.96%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.097226            0.97%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               9.789295           12.536211           28.06%              2,870,227          2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.263892            9.789295          -20.18%              2,995,603          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.517671           12.263892           -9.28%              3,609,010          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.274980           13.517671          -11.50%              3,900,358          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.073386           15.274980           16.84%              3,184,164          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.408936           13.073386           25.60%              1,192,608          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.408936            4.09%                 17,245          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               8.766386           10.805969           23.27%              1,894,726          2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.120489            8.766386          -21.17%              2,319,703          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.860876           11.120489          -29.89%              3,422,162          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.261196           15.860876          -17.65%              3,986,673          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.859906           19.261196           62.41%              3,070,187          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.087297           11.859906           17.57%              1,460,487          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.087297            0.87%                 12,469          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               8.060814            9.936249           23.27%                473,959          2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.060814          -19.39%                409,249          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.984527            9.872910           23.65%                 97,864          2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.984527          -20.15%                 11,578          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              11.851086           15.130293           27.67%              2,731,753          2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.699855           11.851086          -13.49%              2,839,015          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.266234           13.699855           11.69%              3,027,310          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.486868           12.266234           16.97%              1,348,126          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.683601           10.486868           -1.84%              1,720,712          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.296077           10.683601            3.76%                654,350          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.296077            2.96%                 65,134          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              10.000000           10.254768            2.55%                126,658          2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.305934           11.229795           35.20%                      0          2003
       Insurance Funds -BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.487509            8.305934          -20.80%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.487509            4.88%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.943758            9.867820           24.22%                      0          2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.189859            7.943758          -20.04%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.189859            1.90%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.088723            9.899311           22.38%                      0          2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.167850            8.088723          -20.45%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.167850            1.68%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.090763            8.987030           26.74%                      0          2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.301527            7.090763          -31.17%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.301527            3.02%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -          6.214293            9.084216           46.18%                 95,467          2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.533519            6.214293          -34.82%                123,611          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.494845            9.533519          -29.35%                190,519          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.815230           13.494845          -19.75%                271,329          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.388404           16.815230           61.87%                702,689          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.851960           10.388404            5.45%                152,196          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.851960           -1.48%                  2,390          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          6.704011            8.833282           31.76%                305,608          2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.454665            6.704011          -20.71%                360,338          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.988262            8.454665          -23.06%                477,214          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.977312           10.988262          -26.63%                560,126          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.860001           14.977312           51.90%              1,439,936          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.454036            9.860001            4.29%                501,614          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.454036           -5.46%                 20,847          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          9.935618           12.311565           23.91%                278,294          2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.050029            9.935618          -23.87%                319,349          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.059137           13.050029           -0.07%                411,995          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.111181           13.059137            7.83%                376,965          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.514627           12.111181            5.18%                773,149          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.372788           11.514627           11.01%                344,025          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.372788            3.73%                 21,505          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment             7.623726           10.399033           36.40%                401,148          2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.623726          -23.76%                153,935          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially           7.966842            9.938178           24.74%              2,243,173           2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.325725            7.966842          -29.66%              2,657,956           2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.776765           11.325725          -23.35%              3,571,719           2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.776156           14.776765          -11.92%              4,662,244          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.026995           16.776156           28.78%              3,943,272          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.170317           13.026995           28.09%              1,097,878          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.170317            1.70%                 35,213          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index            9.407303           11.954903           27.08%             15,114,884          2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.239498            9.407303          -23.14%             16,917,560          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.078788           12.239498          -13.06%             20,875,878          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.675065           14.078788          -10.18%             23,031,006          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.128325           15.675065           19.40%             27,473,931          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.342909           13.128325           26.93%              8,475,222          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.342909            3.43%                182,012          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable              10.615251           12.733910           19.96%              2,058,355          2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.874440           10.615251          -17.55%              2,344,733          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.340226           12.874440          -10.22%              2,826,543          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.579248           14.340226           -1.64%              3,112,371          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.212796           14.579248           10.34%              5,024,864          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.249171           13.212796           28.92%              1,307,591          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.249171            2.49%                 26,843          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               8.537944           11.131289           30.37%                      0          2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.663497            8.537944          -19.93%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.663497            6.63%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               8.731939           11.787546           34.99%                      0          2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.048880            8.731939          -13.11%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.048880            0.49%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance           12.404594           12.851070            3.60%              2,281,340          2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.463034           12.404594            8.21%              2,829,492          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.720271           11.463034            6.93%              2,020,361          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.803523           10.720271            9.35%                789,960          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Equity -          9.941078           12.815915           28.92%              8,648,735          2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.097973            9.941078          -17.83%              9,117,274          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.876144           12.097973           -6.04%             10,634,687          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.008202           12.876144            7.23%             10,464,869          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.415454           12.008202            5.19%             13,751,206          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.337608           11.415454           10.43%              6,717,339          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.337608            3.38%                181,900          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Growth            9.321332           12.253351           31.45%              8,725,871          2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.489243            9.321332          -30.90%              9,566,665          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.562294           13.489243          -18.55%             12,612,374          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.810518           16.562294          -11.95%             14,646,896          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.839948           18.810518           35.91%             13,751,625          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.030041           13.839948           37.98%              3,078,417          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.030041            0.30%                 68,679          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High              7.027108            8.833169           25.70%              4,258,942          2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.850243            7.027108            2.58%              3,788,341          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.854169            6.850243          -12.78%              4,621,566          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.251150            7.854169          -23.38%              5,152,252          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.581067           10.251150            6.99%              8,124,720          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.125825            9.581067           -5.38%              3,664,656          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.125825            1.26%                 66,981          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.661004           10.861317           41.77%                990,415          2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.714760            7.661004          -21.14%              1,212,325          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.465168            9.714760          -22.06%              1,749,442          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.572798           12.465168          -19.96%              1,932,170          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.041416           15.572798           41.04%              2,629,108          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.901549           11.041416           11.51%                755,148          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.901549           -0.98%                 20,532          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas          7.745225           10.984372           41.82%                420,497          2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.745225          -22.55%                171,279          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               11.307460           14.368409           27.07%              7,000,416          2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.610214           11.307460          -10.33%              7,425,811          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.535120           12.610214          -13.24%              8,730,716          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.737973           14.535120           -7.64%              9,894,736          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.804877           15.737973           22.91%             12,170,973          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.954090           12.804877           28.64%              3,490,304          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.954090           -0.46%                114,004          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               10.000000           10.149287            1.49%                163,066          2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III               7.098321            9.111830           28.37%              2,732,023          2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.182583            7.098321          -22.70%              3,192,682          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.841223            9.182583          -15.30%              4,023,310          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.221287           10.841223           18.00%              4,836,375          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.818700           13.221287            3.14%              6,954,145          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.399630           12.818700           23.26%              3,268,117          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.399630            4.00%                 85,139          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value         7.459102           11.652170           56.21%                350,248          2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.459102          -25.41%                 42,313          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            8.931212           12.580254           40.86%                      0          2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.086324            8.931212          -19.44%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.086324           10.86%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            7.513593            9.565762           27.31%                      0          2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.271407            7.513593          -26.85%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.271407            2.71%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Franklin Templeton             7.878707           10.339038           31.23%                      0          2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.878707          -21.21%                      0          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT             7.747775           10.081426           30.12%                711,613          2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.454831            7.747775          -25.89%                722,630          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.022088           10.454831          -13.04%                897,498          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.586032           12.022088          -11.51%              1,027,331          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.581699           13.586032           17.31%                884,188          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.160882           11.581699           13.98%                445,887          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.160882            1.61%                 15,095          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT             10.000000           13.724704           37.25%                 36,452          2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid         12.207752           16.273659           33.31%              1,685,490          2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.559258           12.207752          -16.15%              1,731,379          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.901697           14.559258           -2.30%              1,438,818          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.064679           14.901697           14.06%              1,028,703          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.913315           13.064679           19.71%                477,195          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.948304           10.913315            9.70%                249,626          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.948304           -0.52%                  9,538          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT           10.461368           12.663438           21.05%              1,632,293          2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.236873           10.461368            2.19%              1,545,440          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.922475           10.236873            3.17%              1,500,297          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.926498            9.922475           -9.19%              1,480,360          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.695657           10.926498            2.16%              2,089,295          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.211688           10.695657            4.74%              1,070,704          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.211688            2.12%                 23,079          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             6.846219           11.201364           63.61%                 27,984          2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.157826            6.846219          -16.08%                 49,152          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.691194            8.157826           -6.14%                 78,434          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.691194          -13.09%                  1,886          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.521210           12.302442           63.57%                393,011          2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.521210          -24.79%                212,742          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.837503           12.376567           40.05%                 34,163          2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.837503          -11.62%                 22,197          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.461905           11.457863           35.41%                180,570          2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.461905          -15.38%                122,965          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             1.928007            2.962985           53.68%                177,483          2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      3.403675            1.928007          -43.36%                201,069          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.002991            3.403675          -43.30%                364,960          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.002991          -39.97%                265,717          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             7.141192           10.971648           53.64%                382,789          2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.141192          -28.59%                 49,173          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.953058            9.776663           22.93%                 21,863          2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.953058          -20.47%                  7,040          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            13.741648           13.876358            0.98%              7,772,397          2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.506739           13.741648            9.87%             10,709,538          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.779202           12.506739            6.18%              9,200,302          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.571951           11.779202           11.42%              7,809,275          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.935440           10.571951           -3.32%             10,801,327          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.142367           10.935440            7.82%              4,527,142          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.142367            1.42%                 67,191          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             5.036691            6.618891           31.41%              3,496,627          2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.137655            5.036691          -29.43%              3,884,367          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.033034            7.137655          -28.86%              5,044,409          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.793878           10.033034          -27.26%              6,688,260          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.361662           13.793878            3.23%             12,170,438          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.384765           13.361662           28.67%              4,779,767          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.384765            3.85%                 77,292          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             4.896891            6.574949           34.27%                 11,284          2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.517435            4.896891          -24.86%                 11,290          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.227382            6.517435          -29.37%                 11,676          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.227382           -7.73%                 11,687          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.782980           10.427668           33.98%                 16,312          2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.782980          -22.17%                  7,025          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.956760           10.636553            6.83%                373,987          2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.956760           -0.43%                482,454          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.552540           10.752541           12.56%                675,271          2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.552540           -4.47%                591,294          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.055000           10.762004           18.85%              1,563,838          2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.055000           -9.45%                712,296          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             8.606630           10.790845           25.38%                525,215          2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.606630          -13.93%                129,148          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.253964           10.775538           30.55%                142,705          2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.253964          -17.46%                 61,321          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid         7.630429           10.586115           38.74%              1,071,735          2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.237328            7.630429          -37.65%              1,047,638          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.737976           12.237328          -31.01%              1,702,099          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     21.172544           17.737976          -16.22%              2,026,048          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.575478           21.172544           82.91%              1,850,000          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.203313           11.575478           13.45%                221,759          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.203313            2.03%                  6,629          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            11.755442           11.710699           -0.38%              6,105,148          2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.732054           11.755442            0.20%             10,413,760          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.439024           11.732054            2.56%             11,105,588          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.897217           11.439024            4.97%              8,697,988          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.498325           10.897217            3.80%             13,948,484          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.073279           10.498325            4.22%              6,006,781          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.073279            0.73%                400,491          1997
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.773184           11.075157           26.24%              9,099,337          2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.722650            8.773184          -18.18%             10,147,707          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.283490           10.722650          -12.71%             12,172,493          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.675660           12.283490           -3.09%             13,786,712          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.972436           12.675660            5.87%             20,047,764          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.242118           11.972436           16.89%              8,559,156          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.242118            2.42%                160,888          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.152383           11.380020           24.34%                 87,518          2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.152383           -8.48%                 83,952          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.509233           11.329425           50.87%                594,807          2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.509233          -24.91%                 28,977          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.472079           10.064872           34.70%                389,639          2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.116053            7.472079          -26.14%                518,677          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.586381           10.116053          -19.63%                669,594          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.499401           12.586381          -13.19%                782,047          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.914478           14.499401           21.70%              1,150,953          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.101401           11.914478           17.95%                475,649          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.101401            1.01%                 16,493          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT            10.000000           13.594313           35.94%                 41,214          2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap            9.852935           13.096957           32.92%                633,825          2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.918788            9.852935          -33.96%                603,500          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.902529           14.918788          -11.74%                855,531          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.365684           16.902529          -17.00%                631,683          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           20.365684          103.66%                251,893          1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap           12.027172           18.676755           55.29%              2,424,852          2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.679480           12.027172          -27.89%              2,733,534          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.134786           16.679480           26.99%              3,223,536          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.930542           13.134786           10.09%              2,176,352          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.426837           11.930542           26.56%              2,749,048          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.823118            9.426837           -4.03%                968,494          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.823118           -1.77%                 37,087          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small               11.169195           15.592717           39.60%              2,657,752          2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.646984           11.169195          -18.16%              2,785,028          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.776367           13.646984           -7.64%              3,270,114          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.705373           14.776367            7.81%              3,275,225          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.612340           13.705373           42.58%              3,490,543          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.612411            9.612340            0.00%              1,662,209          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.612411           -3.88%                 62,861          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT J.P. Morgan GVIT          8.838517           10.361450           17.23%              2,001,081          2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.181439            8.838517          -13.19%              2,052,713          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.677219           10.181439           -4.64%              2,404,693          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.822502           10.677219           -1.34%              2,446,285          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.837697           10.822502           -0.14%              3,444,020          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.129864           10.837697            6.99%              1,365,940          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.129864            1.30%                 25,928          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT          11.796914           13.094032           11.00%              1,617,719          2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.114970           11.796914            6.14%              1,781,759          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.776464           11.114970            3.14%              1,864,066          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.302225           10.776464            4.60%              1,920,070          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.246882           10.302225            0.54%              2,772,771          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.087985           10.246882            1.58%              1,175,838          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.087985            0.88%                 34,667          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -           5.255761            6.256030           19.03%              3,640,228          2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.314727            5.255761          -16.77%              4,273,166          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.160311            6.314727          -22.62%              6,027,609          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.160311          -18.40%              6,347,257          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           2.366402            3.431558           45.01%              2,176,270          2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      4.046784            2.366402          -41.52%              2,865,077          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.521611            4.046784          -37.95%              4,514,618          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.521611          -34.78%              4,867,293          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.107364           10.352796           45.66%                170,355          2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.107364          -28.93%                119,869          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           4.566775            6.082448           33.19%              2,275,085          2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.213405            4.566775          -26.50%              2,880,999          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.197162            6.213405          -24.20%              4,277,211          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.197162          -18.03%              4,584,519          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.756034           10.331209           33.20%                292,680          2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.756034          -22.44%                258,999          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -          10.000000           12.220048           22.20%                  3,963          2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          11.073941           14.445387           30.44%              1,023,433          2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.208263           11.073941          -27.18%              1,176,180          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.597974           15.208263           -2.50%              1,486,897          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.578481           15.597974            0.13%              1,357,933          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.691238           15.578481           13.78%              1,805,440          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.503269           13.691238           30.35%                942,828          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.503269            5.03%                 22,930          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.000000           10.032623            0.33%                196,623          2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT          11.752488           14.901130           26.79%              1,515,191          2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.800612           11.752488          -30.05%              1,713,407          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.522251           16.800612          -25.40%              2,432,768          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     24.582570           22.522251           -8.38%              2,636,101          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.135377           24.582570           52.35%              1,843,232          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.701424           16.135377           37.89%                719,196          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.701424           17.01%                 72,913          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           8.002299           10.702172           33.74%              2,224,123          2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.655841            8.002299          -24.90%              2,421,685          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.077328           10.655841           -3.80%              3,095,154          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.110632           11.077328           -0.30%              3,494,789          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.452498           11.110632            6.30%              5,748,962          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.131623           10.452498            3.17%              3,946,650          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.131623            1.32%                328,680          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           8.238513           10.243434           24.34%              2,766,957          2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.524660            8.238513          -28.51%              3,129,276          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.938069           11.524660          -31.96%              4,316,105          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.274630           16.938069          -12.12%              5,195,398          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.603692           19.274630           81.77%              3,277,622          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.532548           10.603692           11.24%                841,417          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.532548           -4.67%                 21,696          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.471617           13.574920           29.64%              4,189,165          2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.461831           10.471617          -27.59%              4,481,564          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.710507           14.461831          -13.46%              5,734,516          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.917425           16.710507           -1.22%              5,816,658          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.063121           16.917425           40.24%              4,533,724          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.826536           12.063121           22.76%              1,173,243          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.826536           -1.73%                 42,155          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           6.399987            9.061877           41.59%              1,249,404          2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.302450            6.399987          -22.91%              1,791,657          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.534566            8.302450          -12.92%              1,361,393          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.534566           -4.65%                620,793          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.000000           14.257406           42.57%                488,237          2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           8.273457           10.379279           25.45%              4,561,565          2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.291675            8.273457          -19.61%              4,967,891          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.571981           10.291675          -11.06%              5,936,316          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.812596           11.571981           -9.68%              5,826,470          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.633592           12.812596           20.49%              4,716,330          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.258664           10.633592            3.65%              1,839,038          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.258664            2.59%                 31,208          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity             6.776096            9.190938           35.64%              1,113,117          2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.352986            6.776096          -27.55%              1,282,758          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.811378            9.352986           -4.67%              1,607,341          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.789079           -2.11%                543,371          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 12.304351           15.575665           26.59%                386,214          2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.379232           12.304351            8.13%                313,301          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.440316           11.379232            8.99%                246,574          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.467196           10.440316           10.28%                234,648          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.391460            9.467196           28.08%                337,224          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.424614            7.391460          -29.10%                107,780          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.424614            4.25%                  8,668          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  8.142362           10.271150           26.14%                      0          2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.142362          -18.58%                      0          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  4.116419            5.777333           40.35%                182,236          2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.039966            4.116419          -31.85%                 91,630          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.631598            6.039966          -30.02%                101,749          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.631598          -13.68%                 75,294          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 11.716379           15.950432           36.14%              1,389,186          2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.928630           11.716379           -1.78%              1,434,062          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.970158           11.928630            8.74%              1,075,475          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.545865           10.970158            4.02%              1,292,468          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide              6.128862            9.355609           52.65%                823,550          2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.375816            6.128862           -3.87%                919,626          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.559411            6.375816           -2.80%                984,190          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.396847            6.559411          -42.45%                894,428          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      5.747723           11.396847           98.28%              1,264,667          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.814146            5.747723          -34.79%                245,792          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.814146          -11.86%                 45,598          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide              6.913875            9.930334           43.63%                502,297          2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.187428            6.913875           -3.81%                379,695          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.107253            7.187428          -11.35%                248,001          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.350618            8.107253           10.29%                235,704          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.136113            7.350618           19.79%                371,265          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.978753            6.136113          -31.66%                106,080          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.978753          -10.21%                  5,261          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               7.459079            9.966871           33.62%                 50,613          2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.841798            7.459079          -24.21%                 54,320          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.910285            9.841798           -0.69%                 50,185          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.910285           -0.90%                 41,922          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable               9.832778           12.722794           29.39%                  5,996          2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.471476            9.832778           -6.10%                  6,147          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.278536           10.471476           -7.16%                  6,196          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.278536           12.79%                  3,093          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.05%)

   (Variable account charges of 1.05% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance         8.226196            9.471718           15.14%                      0          2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.028385            8.226196          -17.97%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.028385            0.28%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.308095            9.049647           23.83%                      0          2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.002499            7.308095          -26.94%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.002499            0.02%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.713352            9.885524           28.16%                      0          2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.305269            7.713352          -25.15%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.305269            3.05%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.309355           10.230038           23.11%                      0          2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.947728            8.309355          -16.47%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.947728           -0.52%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.202658           10.475446           27.71%                      0          2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.202658          -17.97%                      0          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         6.967441            8.623431           23.77%                      0          2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.096596            6.967441          -30.99%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.096596            0.97%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               9.763798           12.497265           28.00%                538,556          2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.238143            9.763798          -20.22%                548,035          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.496155           12.238143           -9.32%                637,194          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.258324           13.496155          -11.55%                653,732          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.065728           15.258324           16.78%                520,500          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.408098           13.065728           25.53%                210,557          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.408098            4.08%                  6,068          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               8.743590           10.772439           23.20%                329,752          2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.097182            8.743590          -21.21%                377,670          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.835690           11.097182          -29.92%                617,851          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.240268           15.835690          -17.70%                721,255          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.852979           19.240268           62.32%                492,322          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.086493           11.852979           17.51%                265,107          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.086493            0.86%                  2,963          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               8.058085            9.927869           23.20%                117,543          2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.058085          -19.42%                109,541          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.981828            9.864592           23.59%                 17,784          2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.981828          -20.18%                  2,689          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              11.820257           15.083309           27.61%                550,539          2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.671134           11.820257          -13.54%                506,340          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.246733           13.671134           11.63%                486,672          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.475442           12.246733           16.91%                319,706          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.677353           10.475442           -1.89%                210,150          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.295249           10.677353            3.71%                148,323          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.295249            2.95%                  9,553          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              10.000000           10.251290            2.51%                 20,532          2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.301213           11.217761           35.13%                    627          2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.486856            8.301213          -20.84%                  6,251          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.486856            4.87%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.939254            9.857262           24.16%                      0          2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.189224            7.939254          -22.08%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.189224            1.89%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.084119            9.888676           22.32%                    316          2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.167221            8.084119          -20.49%                  3,150          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.167221            1.67%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.086751            8.977413           26.68%                    406          2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.300887            7.086751          -31.20%                    406          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.300887            3.01%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -          6.198098            9.055976           46.11%                 37,005          2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.513493            6.198098          -34.85%                 40,348          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.473367            9.513493          -29.39%                 74,718          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.796919           13.473367          -19.79%                 93,547          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.382320           16.796919           61.78%                104,718          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.851173           10.382320            5.39%                 71,804          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.851173           -1.49%                  3,196          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          6.686539            8.805816           31.69%                 70,269          2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.436904            6.686539          -20.75%                 81,415          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.970789            8.436904          -23.10%                105,407          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.961024           10.970789          -26.67%                129,795          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.854235           14.961024           51.82%                154,344          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.453278            9.854235            4.24%                126,381          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.453278           -5.47%                  6,653          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          9.909779           12.273346           23.85%                 95,182          2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.022678            9.909779          -23.90%                102,948          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.038397           13.022678           -0.12%                115,948          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.098010           13.038397            7.77%                115,481          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.507907           12.098010            5.13%                123,154          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.371958           11.507907           10.95%                 89,716          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.371958            3.72%                  7,035          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment             7.621145           10.390259           36.33%                 79,216          2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.621145          -23.79%                 22,930          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially           7.946085            9.907291           24.68%                388,967          2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.301945            7.946085          -29.69%                463,993          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.753247           11.301945          -23.39%                660,264          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.757880           14.753247          -11.96%                767,101          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.019372           16.757880           28.71%                505,276          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.169503           13.019372           28.02%                220,620          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.169503            1.70%                  7,419          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index            9.382799           11.917758           27.02%              2,541,865          2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.213795            9.382799          -23.18%              2,773,658          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.056384           12.213795          -13.11%              3,530,876          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.657978           14.056384          -10.23%              3,936,553          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.120640           15.657978           19.34%              3,233,351          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.342079           13.120640           26.87%              1,688,726          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.342079            3.42%                 22,293          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable              10.587631           12.694371           19.90%                514,120          2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.847445           10.587631          -17.59%                572,077          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.317438           12.847445          -10.27%                741,652          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.563385           14.317438           -1.69%                824,612          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.205079           14.563385           10.29%                829,329          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.248351           13.205079           28.85%                373,802          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.248351            2.48%                  4,483          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               8.533101           11.119360           30.31%                      0          2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.662836            8.533101          -19.97%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.662836            6.63%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               8.762972           11.774891           34.93%                      0          2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.048250            8.726972          -13.15%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.048250            0.48%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance           12.381646           12.820818            3.55%                449,760          2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.447615           12.381646            8.16%                530,807          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.711288           11.447615            6.87%                428,343          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.800240           10.711288            9.30%                219,014          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.800240           -2.00%                 26,006          1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP                   9.915199           12.776102           28.85%              1,796,436          2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.072578            9.915199          -17.87%              1,927,082          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.855639           12.072578           -6.09%              2,325,141          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.995103           12.855639            7.17%              2,445,131          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.408770           11.995103            5.14%              2,274,268          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.336779           11.408770           10.37%              1,384,005          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.336779            3.37%                 55,125          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Growth            9.297061           12.215278           31.39%              1,368,894          2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.460931            9.297061          -30.93%              1,534,126          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.535951           13.460931          -18.60%              2,012,118          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.790040           16.535951          -12.00%              2,250,475          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.831860           18.790040           35.85%              1,612,250          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.029235           13.831860           37.92%                594,476          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.029235            0.29%                 14,431          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High              7.008816            8.805728           25.64%              1,274,704          2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.835860            7.008816            2.53%              1,315,908          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.841660            6.835860          -12.83%              1,514,245          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.239981            7.841660          -23.42%              1,663,687          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.575458           10.239981            6.94%              1,591,051          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.125013            9.575458           -5.43%                972,025          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.125013            1.25%                 15,115          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.641053           10.827561           41.70%                223,268          2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.694371            7.641053          -21.18%                306,410          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.445337            9.694371          -22.10%                434,467          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.555856           12.445337          -20.00%                438,862          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.034969           15.555856           40.97%                356,824          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.900760           11.034969           11.46%                228,953          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.900760           -0.99%                  9,958          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.742612           10.975122           41.75%                 67,780          2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.742612          -22.57%                 35,813          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II               11.278034           14.323796           27.01%              1,094,422          2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.583756           11.278034          -10.38%              1,198,462          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.511996           12.583756          -13.29%              1,414,123          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.720833           14.511996           -7.69%              1,584,274          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.797393           15.720833           22.84%              1,299,744          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.953285           12.797393           28.57%                660,272          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.953285           -0.47%                 26,984          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               10.000000           10.145856            1.46%                  7,978          2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III               7.079820            9.083503           28.30%                479,193          2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.163302            7.079820          -22.74%                529,270          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.823977            9.163302          -15.34%                722,505          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.206894           10.823977          -18.04%                852,312          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.811215           13.206894            3.09%                894,701          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.398800           12.811215           23.20%                526,619          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.398800            3.99%                 22,018          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value         7.456574           11.642349           56.14%                 40,559          2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.456574          -25.43%                 11,180          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            8.925238           12.565510           40.79%                      0          2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.084518            8.925238          -19.48%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.084518           10.85%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            7.508568            9.554541           27.25%                     14          2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.269722            7.508568          -26.89%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.269722            2.70%                      0          2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Franklin Templeton             7.876034           10.330324           31.16%                      0          2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.876034          -21.24%                      0          2002*
                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT             7.727599           10.050098           30.05%                146,775          2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.432880            7.727599          -25.93%                158,442          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.002951           10.432880          -13.08%                177,337          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.571227           12.002951          -11.56%                195,943          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.574924           13.571227           17.25%                140,273          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.160070           11.574924           13.93%                 79,131          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.160070            1.60%                  5,069          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT             10.000000           13.720067           37.20%                 13,860          2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid         12.175959           16.223105           33.24%                269,340          2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.528686           12.175959          -16.19%                270,264          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.877970           14.528686           -2.35%                265,673          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.050437           14.877970           14.00%                211,847          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.906928           13.050437           19.65%                 88,974          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.947507           10.906928            9.64%                 55,569          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.947507           -0.52%                  4,625          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT           10.434145           12.624110           20.99%                355,104          2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.215382           10.434145            2.14%                351,269          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.906674           10.215382            3.12%                395,611          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.914588            9.906674           -9.23%                458,389          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.689393           10.914588            2.11%                463,291          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.210867           10.689393            4.69%                363,590          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.210867            2.11%                 18,045          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             6.838436           11.182997           63.53%                  4,577          2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.152672            6.838436          -16.12%                  5,353          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.690130            8.152672           -6.18%                 14,775          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.690130          -13.10%                      0          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.518664           12.292080           63.49%                 32,434          2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.518664          -24.81%                  4,611          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.833350           12.364516           39.98%                 11,320          2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.833350          -11.67%                  6,771          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.457919           11.446689           35.34%                 19,421          2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.457919          -15.42%                  8,946          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             1.925818            2.958139           53.60%                 12,064          2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      3.401525            1.925818          -43.38%                 13,865          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.002258            3.401525          -43.33%                 15,324          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.002258          -39.98%                  1,608          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.138770           10.962391           53.56%                 36,834          2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.138770          -28.61%                 29,275          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             7.949305            9.767118           22.87%                  4,403          2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.949305          -20.51%                  1,820          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            13.705885           13.833255            0.93%              1,619,954          2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.480491           13.705885            9.82%              2,141,263          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.760452           12.480491            6.12%              1,946,861          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.560422           11.760452           11.36%              1,786,298          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.929045           10.560422           -3.37%              1,530,588          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.141552           10.929045            7.77%              1,003,911          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.141552            1.42%                 39,631          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             5.023564            6.598302           31.35%                671,307          2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.122661            5.023564          -29.47%                759,983          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.017067            7.122661          -28.89%                979,186          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.778852           10.017067          -27.30%              1,133,209          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.353842           13.778852            3.18%              1,314,497          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.383931           13.353842           28.55%                890,825          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.383931            3.84%                 28,321          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             4.891314            6.564149           34.20%                  6,119          2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.513326            4.891314          -24.90%                  6,763          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.226253            6.513326          -29.40%                  5,746          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.226253           -7.74%                  1,924          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.780338           10.418865           33.91%                  5,461          2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.780338          -22.20%                  3,137          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.952068           10.626183            6.77%                115,367          2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.952068           -0.48%                 62,139          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.548043           10.742047           12.51%                129,742          2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.548043           -4.52%                 56,368          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.050748           10.751523           18.79%                248,991          2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.050748           -9.49%                119,489          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.602581           10.780325           25.32%                 60,916          2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.602581          -13.97%                 24,272          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             8.250068           10.765025           30.48%                 24,040          2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.250068          -17.50%                 10,896          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid         7.610526           10.553166           38.67%                165,474          2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.211625            7.610526          -37.68%                138,188          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.709761           12.211625          -31.05%                196,504          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     21.149503           17.709761          -16.26%                257,361          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.568711           21.149503           82.82%                160,205          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.202497           11.568711           13.39%                 42,543          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.202497            2.02%                  3,432          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            11.724794           11.674269           -0.43%              1,594,021          2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.707381           11.724794            0.15%              2,033,966          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.420765           11.707381            2.51%              2,173,976          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.885293           11.420765            4.92%              1,776,127          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.492136           10.885293            3.75%              2,195,045          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.072429           10.492136            4.17%              1,700,935          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.072429            0.72%                170,879          1997
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.750353           11.040763           26.18%              1,325,133          2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.700156            8.750353          -18.22%              1,548,820          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.263952           10.700156          -12.75%              1,914,136          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.661861           12.263952           -3.14%              2,193,618          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.965436           12.661861            5.82%              2,069,920          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.241300           11.965436           16.84%              1,389,298          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.241300            2.41%                 50,646          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.148067           11.368909           24.28%                  5,753          2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.148067           -8.52%                  7,822          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.505693           11.318380           50.80%                 68,660          2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.505693          -24.94%                  9,838          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.452628           10.033615           34.63%                103,187          2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.094833            7.452628          -26.17%                120,596          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.566361           10.094833          -19.67%                142,400          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.483618           12.566361          -13.24%                176,364          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.907510           14.483618           21.63%                164,763          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.100588           11.907510           17.89%                104,659          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.100588            1.01%                110,211          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            10.000000           13.589732           35.90%                  5,361          2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap            9.834714           13.066145           32.86%                 95,756          2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.898743            9.834714          -33.99%                 94,583          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.888400           14.898743          -11.78%                100,911          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.358893           16.888400          -17.52%                105,996          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           20.358893          103.59%                 32,562          1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap           11.995839           18.618721           55.21%                467,907          2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.644463           11.995839          -27.93%                517,696          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.113877           16.644463           26.92%                665,371          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.917534           13.113877           10.04%                487,437          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.421309           11.917534           26.50%                359,041          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.822329            9.421309           -4.08%                221,173          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.822329           -1.78%                  8,921          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small               11.140091           15.544248           39.53%                409,566          2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.618327           11.140091          -18.20%                443,068          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.752842           13.618327           -7.69%                532,226          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.690433           14.752842            7.76%                559,475          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.606706           13.690433           42.51%                372,211          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.611642            9.606706           -0.05%                286,195          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.611642           -3.88%                 12,512          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT J.P. Morgan GVIT          8.815516           10.329276           17.17%                379,567          2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.160077            8.815516          -13.23%                412,934          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.660231           10.160077           -4.69%                512,302          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.810714           10.660231           -1.39%                526,286          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.831355           10.810714           -0.19%                383,187          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.129053           10.831355            6.93%                271,367          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.129053            1.29%                 17,654          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT          11.766225           13.053372           10.94%                352,985          2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.091651           11.766225            6.08%                414,367          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.759314           11.091651            3.09%                479,207          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.290997           10.759314            4.55%                531,806          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.240891           10.290997            0.49%                511,647          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.087176           10.240891            1.52%                380,924          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.087176            0.87%                 13,508          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           5.247979            6.243610           18.97%                505,166          2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.308565            5.247979          -16.81%                608,515          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.156515            6.308565          -22.66%                793,958          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.156515          -18.43%                803,607          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -           2.362906            3.424754           44.94%                278,623          2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      4.042843            2.362906          -41.55%                353,798          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.518569            4.042843          -37.98%                598,590          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.518569          -34.81%                565,404          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.104956           10.344072           45.59%                 29,220          2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.104956          -28.95%                 22,482          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           4.560019            6.070385           33.12%                235,058          2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.207358            4.560019          -26.54%                333,630          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.193350            6.207358          -24.24%                584,735          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.193350          -18.07%                554,609          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.753412           10.322507           33.14%                 97,029          2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.753412          -22.47%                 90,495          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -          10.000000           12.215917           22.16%                      0          2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          11.045123           14.400538           30.38%                252,729          2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.176361           11.045123          -27.22%                267,322          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.573167           15.176361           -2.55%                306,929          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.561518           15.573167            0.07%                288,948          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.683246           15.561518           13.73%                282,904          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.502434           13.683246           30.29%                225,939          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.502434            5.02%                  6,344          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.000000           10.029240            0.29%                 19,320          2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          11.721882           14.854831           26.73%                252,599          2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.765350           11.721882          -30.08%                293,106          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.486438           16.765350          -25.44%                411,363          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     24.555839           22.486438           -8.43%                484,307          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.125954           24.555839           52.28%                278,634          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.700489           16.125954           37.82%                149,236          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.700489           17.00%                 10,168          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT           7.981445           10.668890           33.67%                364,509          2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.633448            7.981445          -24.94%                447,473          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.059680           10.633448           -3.85%                523,046          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.098514           11.059680           -0.35%                590,433          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.446379           11.098514            6.24%                630,256          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.130813           10.446379            3.11%                600,620          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.130813            1.31%                 50,332          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           8.217057           10.211605           24.27%                437,215          2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.500467            8.217057          -28.55%                491,992          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.911124           11.500467          -31.99%                661,579          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.253639           16.911124          -12.17%                749,952          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.597477           19.253639           81.68%                333,894          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.531780           10.597477           11.18%                193,490          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.531780           -4.68%                 14,587          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.444338           13.532726           29.57%                607,243          2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.431466           10.444338          -27.63%                685,338          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.683918           14.431466          -13.50%                868,992          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.898986           16.683918           -1.27%                901,397          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.056049           16.898986           40.17%                551,024          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.825746           12.056049           22.70%                232,428          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.825746           -1.74%                 10,376          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           6.391359            9.045084           41.52%                214,312          2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.295449            6.391359          -22.95%                265,024          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.531378            8.295449          -12.97%                212,317          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.531378           -4.69%                 84,451          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.000000           14.252599           42.53%                 61,105          2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           8.251913           10.347021           25.39%                805,047          2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.270073            8.251913          -19.65%                842,445          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.553551           10.270073          -11.11%              1,064,710          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.798619           11.553551           -9.73%              1,115,013          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.627355           12.798619           20.43%                731,791          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.257840           10.627355            3.60%                406,123          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.257840            2.58%                 16,089          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Strong Opportunity             6.766972            9.173944           35.57%                208,059          2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.345120            6.766972          -27.59%                200,916          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.808108            9.345120           -4.72%                180,606          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.808108           -1.92%                 31,598          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                 12.272332           15.527295           26.52%                 67,237          2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.355355           12.272332            8.08%                 76,122          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.423703           11.355355            8.94%                 52,717          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.456874           10.423703           10.22%                 57,429          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.387124            9.456874           28.02%                 44,179          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.423780            7.387124          -29.13%                 28,827          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.423780            4.24%                  1,735          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  8.139606           10.262492           26.08%                      0          2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.139606          -18.60%                      0          2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  4.110862            5.766631           40.28%                 27,031          2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.034873            4.110862          -31.88%                  6,090          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.628712            6.034873          -30.06%                 17,678          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.628712          -13.71%                 11,969          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 11.685886           15.900887           36.07%                266,531          2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.903602           11.685886           -1.83%                239,389          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.952709           11.903602            8.68%                239,465          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.530532           10.952709            4.01%                253,823          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide              6.112883            9.326515           52.57%                159,912          2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.362414            6.112883           -3.92%                174,908          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.548959            6.362414           -2.85%                205,904          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.384426            6.548959          -42.47%                185,292          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      5.744349           11.384426           98.18%                147,062          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.813437            5.744349          -34.82%                 78,298          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.813437          -11.87%                  1,512          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide              6.895881            9.899473           43.56%                 82,407          2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.172354            6.895881           -3.85%                 63,355          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.094362            7.172354          -11.39%                 42,344          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.342607            8.094362           10.24%                 55,308          2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.132522            7.342607           19.73%                 53,452          1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.978030            6.132522          -31.69%                 28,348          1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.978030          -10.22%                  1,995          1997*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               7.449037            9.948427           33.55%                  4,983          2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.833527            7.449037          -24.25%                  4,983          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.906989            9.833527           -0.74%                  4,983          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.906989           -0.93%                  2,458          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               9.819519           12.699231           29.33%                      0          2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.462653            9.819519           -6.15%                      0          2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.274770           10.462653           -7.20%                      0          2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.274770           12.75%                      0          2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.10%)

   (Variable account charges of 1.10% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance         8.221526            9.461566           15.08%               20,669            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.027760            8.221526          -18.01%               13,521            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.027760            0.28%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.303936            9.039933           23.77%                8,839            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.001875            7.303936          -26.97%                6,676            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.001875            0.02%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.708966            9.874902           28.10%                1,716            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.304626            7.708966          -25.19%                1,369            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.304626            3.05%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.304620           10.219051           23.05%                  734            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.947104            8.304620          -16.51%                  537            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.947104           -0.53%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.199880           10.466614           27.64%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.199880          -18.00%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         6.963476            8.614176           23.71%                5,772            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.095970            6.963476          -31.03%                4,918            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.095970            0.96%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               9.333731           11.940757           27.93%              656,950            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.705008            9.333731          -20.26%              566,564            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.914785           11.705008           -9.37%              354,932            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.608384           12.914785          -11.59%              100,137            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.515499           25.15%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               8.879812           10.934729           23.14%              168,520            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.275782            8.879812          -21.25%              193,349            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.098754           11.275782          -29.96%              289,774            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.569739           16.098754          -17.74%              107,222            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.062037           19.569739           62.24%               16,178            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.062037           20.62%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               8.055362            9.919506           23.14%              312,158            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.055362          -19.45%              226,733            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.979129            9.856273           23.53%               56,845            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.979129          -20.21%               10,212            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              12.461991           15.894190           27.54%            1,659,345            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.420645           12.461991          -13.58%            1,421,135            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.924722           14.420645           11.57%              646,646            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.060928           12.924722           16.85%               40,702            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.279817           11.060928           -1.94%                4,917            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.279817           12.80%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              10.000000           10.247814            2.48%              106,553            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.296492           11.205730           35.07%               26,840            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.486205            8.296492          -20.88%               17,263            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.486205            4.86%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.934743            9.846677           24.10%               27,707            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.188588            7.934743          -22.12%               11,923            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.188588            1.89%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.079525            9.878065           22.26%               58,093            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.166589            8.079525          -20.53%               29,423            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.166589            1.67%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.082708            8.967760           26.61%               28,735            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.300247            7.082708          -31.24%               18,119            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.300247            3.00%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -          7.649197           11.170519           46.04%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.746746            7.649197          -34.88%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.644686           11.746746          -29.43%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.760969           16.644686          -19.83%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.839012           20.760969           61.70%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.839012           28.39%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          7.822670           10.296848           31.63%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.875436            7.822670          -20.79%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.847895            9.875436          -23.14%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.529681           12.847895          -26.71%                1,129            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.551939           17.529681           51.75%                  446            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.551939           15.52%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -         10.223346           12.655306           23.79%                1,278            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.441552           10.223346          -23.94%                2,499            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.464612           13.441552           -0.17%                3,102            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.499772           13.464612            7.72%                1,209            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.896081           12.499772            5.07%                  772            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.896081           18.96%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment             7.618563           10.381496           36.27%              295,841            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.618563          -23.81%               38,500            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially           7.787219            9.704318           24.62%              202,739            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.081580            7.787219          -29.73%              227,001            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.472958           11.081580          -23.43%              234,301            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.447766           14.472958          -12.01%              127,094            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.784895           16.447766           28.65%               22,261            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.784895           27.85%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index            8.895399           11.292966           26.95%            2,809,696            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.585200            8.895399          -23.22%            2,489,181            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.339745           11.585200          -13.15%            1,650,641            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.867150           13.339745          -10.27%              492,133            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.464249           14.867150           19.28%               89,936            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.464249           24.64%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               9.914002           11.880707           19.84%              455,998            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.036131            9.914002          -17.63%              390,215            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.420126           12.036131          -10.31%              207,988            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.657521           13.420126           -1.74%               30,032            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.389971           13.657521           10.23%               10,103            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.389971           23.90%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               8.528249           11.107443           30.24%                2,798            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.662171            8.528249          -20.01%                  358            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.662171            6.62%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               8.722016           11.762272           34.86%                3,965            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.047625            8.722016          -13.19%                3,225            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.047625            0.48%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance           12.358755           12.790643            3.49%            1,905,769            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.432220           12.358755            8.10%            1,834,358            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.702323           11.432220            6.82%              865,966            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.796953           10.702323            9.24%               61,248            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.796953           -2.03%                5,716            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP                  10.243000           13.191825           28.79%            2,886,811            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.478012           10.243000          -17.91%            2,424,350            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.294130           12.478012           -6.14%            1,414,676            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.410474           13.294130            7.12%              189,699            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.809798           12.410474            5.09%               56,595            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.809798           18.10%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Growth            8.662889           11.376318           31.32%            1,656,568            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.549094            8.662889          -30.97%            1,510,092            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.423665           12.549094          -18.64%            1,272,300            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.534950           15.423665          -12.04%              441,712            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.914475           17.534950           35.78%               63,633            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.914475           29.14%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High              7.692360            9.659661           25.57%            1,265,100            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.506322            7.692360            2.48%              856,728            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.615157            7.506322          -12.87%              494,523            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.255695            8.615157          -23.46%              118,481            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.530579           11.255695            6.89%               19,455            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.530579            5.31%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          8.421945           11.928089           41.63%               75,622            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.690513            8.421945          -21.22%               90,931            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.731142           10.690513          -22.14%               97,289            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.171657           13.731142          -20.04%               43,731            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.187321           17.171657           40.90%                7,559            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.187321           21.87%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.739985           10.965863           41.68%              145,291            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.739985          -22.60%               74,589            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               11.255043           14.287374           26.94%            1,317,724            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.564462           11.255043          -10.42%              993,408            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.497111           12.564462          -13.33%              570,419            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.712599           14.497111           -7.74%              192,044            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.797152           15.712599           22.78%               37,857            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.797152           27.97%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II               10.000000           10.142433            1.42%               89,869            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III               6.788835            8.705771           28.24%              101,394            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.791124            6.788835          -22.78%              110,485            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.389625            8.791124          -15.39%              108,441            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.683293           10.389625          -18.08%               60,097            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.309512           12.683293            3.04%               18,699            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.309512           23.10%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value         7.454046           11.632535           56.06%              169,705            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.454046          -25.46%               60,482            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            8.919246           12.550735           40.72%                  879            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.082697            8.919246          -19.52%                  621            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.082697           10.83%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            7.503537            9.543324           27.18%               56,603            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.268045            7.503537          -26.92%               53,590            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.268045            2.68%                  640            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Franklin Templeton             7.873374           10.321614           31.10%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.873374          -21.27%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT             7.892787           10.259752           29.99%              108,913            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.661295            7.892787          -25.97%               61,531            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.271980           10.661295          -13.12%               53,088            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.882376           12.271980          -11.60%               15,294            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.846282           13.882376           17.19%                1,812            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.846282           18.46%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT             10.000000           13.715444           37.15%               14,892            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid         16.651955           18.180524           33.17%              756,902            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.298133           13.651955          -16.24%              634,435            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.698444           16.298133           -2.40%              270,929            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.654661           16.698444           13.95%               36,873            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.253848           14.654661           19.59%                   78            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.253848           22.54%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT           10.072515           12.180431           20.93%              823,989            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.866328           10.072515            2.09%              631,222            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.573036            9.866328            3.06%              225,792            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.552305            9.573036           -9.28%               23,852            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.339812           10.552305            2.06%                  442            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.339812            3.40%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             6.830658           11.164642           63.45%               12,108            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.147532            6.830658          -16.16%               14,231            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.689073            8.147532           -6.23%               12,005            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.689073          -13.11%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.516119           12.281718           63.41%              104,238            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.516119          -24.84%               44,634            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.829190           12.352452           39.90%               25,381            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.829190          -11.71%               11,950            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.453928           11.435502           35.27%               77,751            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.453928          -15.46%               32,682            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             1.923621            2.953284           53.53%               47,703            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      3.399372            1.923621          -43.41%               66,686            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.001519            3.399372          -43.36%              109,722            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.001519          -39.98%                4,981            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.136357           10.953168           53.48%               61,523            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.136357          -28.64%               18,615            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.945569            9.757613           22.81%                6,050            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.945569          -20.54%                2,209            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            12.331593           12.439896            0.88%            3,209,860            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.234737           12.331593            9.76%            3,503,439            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.591943           11.234737            6.07%            1,476,799            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.515930           10.591943           11.31%              199,744            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.853072            9.515930           -3.42%               22,093            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.853072           -1.47%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             4.670172            6.131042           31.28%              109,088            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.624951            4.670172          -29.51%               81,965            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.321861            6.624951          -28.93%               72,133            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.829034            9.321861          -27.34%               61,038            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.439602           12.829034            3.13%               39,588            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.439602           24.40%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             4.885747            6.553362           34.13%                2,960            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.509205            4.885747          -24.94%                3,111            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.225133            6.509205          -29.44%                3,005            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.225133           -7.75%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.777707           10.410101           33.85%               21,368            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.777707          -22.22%               23,753            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.947392           10.615823            6.72%              511,086            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.947392           -0.53%              315,287            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.543547           10.731567           12.45%            1,001,775            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.543547           -4.56%              480,545            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.046478           10.741012           18.73%            1,973,409            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.046478           -9.54%              799,396            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.598521           10.769790           25.25%              773,445            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.598521          -14.01%              311,597            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.246178           10.754510           30.42%              176,528            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.246178          -17.54%               61,257            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid         8.317327           11.527438           38.60%              286,393            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.352487            8.317327          -37.71%              248,751            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.374164           13.352487          -31.08%              186,892            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.148836           19.374164          -16.31%               84,799            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.668723           23.148836           82.72%                5,302            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.668723           26.69%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT            11.259085           11.204900           -0.48%            1,968,585            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.248046           11.259085            0.10%            3,077,417            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.978256           11.248046            2.46%            1,789,371            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.468792           10.978256            4.87%              228,081            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.095781           10.468792            3.69%               34,919            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.095781            0.96%                    0            1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.752996           11.038527           26.11%            1,032,190            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.708803            8.752996          -18.26%              974,496            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.280107           10.708803          -12.80%              641,022            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.684916           12.280107           -3.19%              195,485            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.993303           12.684916            5.77%               65,991            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.993303           19.93%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.143759           11.357826           24.21%               19,973            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.143759           -8.56%               23,550            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.502155           11.307350           50.72%              183,545            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.502155          -24.98%               25,341            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.627885           10.264387           34.56%               30,867            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.337468            7.627885          -26.21%               33,302            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.874957           10.337468          -19.71%               30,301            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.846771           12.874957          -13.28%               13.241            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.212250           14.846771           21.57%                1,969            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.212250           22.12%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            10.000000           13.585158           35.85%               13,853            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap            9.816488           13.035349           32.79%              421,112            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.878675            9.816488          -34.02%              370,985            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.874259           14.878675          -11.83%              201,143            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.352098           16.874259          -17.09%               29,915            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           20.352098          103.52%                   16            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap           16.473727           25.555935           55.13%              800,281            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.869189           16.473727          -27.97%              706,537            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.027390           22.869189           26.86%              362,271            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.391038            18.02739            9.98%               27,668            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.964349           16.391038           26.43%                2,332            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.964349           29.64%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small               14.029693           19.566351           39.46%              638,942            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.159419           14.029693          -18.24%              524,064            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.598401           17.159419           -7.74%              286,690            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.267747           18.598401            7.71%               66,093            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.123056           17.267747           42.44%                3,518            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.123056           21.23%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT J.P. Morgan GVIT          8.672706           10.156816           17.11%              677,120            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000553            8.672706          -13.28%              572,323            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.498193           10.000553           -4.74%              364,251            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.651741           10.498193           -1.44%              109,044            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.677473           10.651741           -0.24%               10,460            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.677473            6.77%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT          11.748112           13.026690           10.88%              473,512            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.080176           11.748112            6.03%              377,561            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.753649           11.080176            3.04%              187,319            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.290756           10.753649            4.50%               27,660            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.245831           10.290756            0.44%                1,481            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.245831            2.46%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           5.240220            6.231243           18.91%            1,111,822            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.302423            5.240220          -16.85%            1,130,113            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.152720            6.302423          -22.70%            1,023,497            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.152720          -18.47%              445,007            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           2.359397            3.417949           44.87%              387,451            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      4.038883            2.359397          -41.58%              474,132            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.515527            4.038883          -38.01%              637,428            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.515527          -34.84%              399,157            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.102551           10.335357           45.52%              102,788            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.102551          -28.97%               61,041            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           4.553254            6.058322           33.05%              548,582            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.201296            4.553254          -26.58%              710,543            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.189524            6.201296          -24.28%              878,214            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.189524          -18.10%              351,019            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series             7.750784           10.313811           33.07%              335,708            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.750784          -22.49%              232,278            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -          10.000000           12.211795           22.12%                  575            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.381389           13.528328           30.31%              315,992            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.271602           10.381389          -27.26%              264,337            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.652210           14.271602           -2.60%              138,744            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.648600           14.652210            0.02%               17,756            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.887023           14.648600           13.67%                2,098            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.887023           28.87%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.000000           10.025854            0.26%               70,715            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.212487           12.935499           26.66%              529,717            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.613925           10.212487          -30.12%              490,159            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.610857           14.613925          -25.48%              330,845            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     21.426404           19.610857           -8.47%               80,411            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.077949           21.426404           52.20%                3,637            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           14.077949           40.78%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           9.041691           12.080039           33.60%              257,573            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.052088            9.041691          -24.98%              196,422            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.541566           12.052088           -3.90%              109,749            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.591929           12.541566           -0.40%               39,501            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.858021           12.591929            6.19%                6,848            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.858021           18.58%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.207958           12.679364           24.21%              630,873            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.294141           10.207958          -28.59%              603,699            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     21.029849           14.294141          -32.03%              430,833            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.954947           21.029849          -12.21%              156,829            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.191805           23.954947           81.59%                9,867            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.191805           31.92%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          11.451136           14.829748           29.50%            1,712,378            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.830623           11.451136          -27.66%            1,607,591            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.310774           15.830623          -13.54%              979,575            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.556149           18.310774           -1.32%              119,412            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.244991           18.556149           40.10%               17,485            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.244991           32.45%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           6.382747            9.028338           41.45%            1,249,886            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.288465            6.382747          -22.99%            1,573,943            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.528196            8.288465          -13.01%              757,650            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.528196           -4.72%               27,353            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.000000           14.247804           42.48%              446,563            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           9.562870           11.984770           25.33%            1,342,431            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.907673            9.562870          -19.69%            1,153,099            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.402637           11.907673          -11.15%              768,411            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.854438           13.402637           -9.77%              179,629            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.340636           14.854438           20.37%               17,613            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.340636           23.41%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Strong Opportunity             6.757847            9.156942           35.50%            1,356,264            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.337249            6.757847          -27.62%            1,335,477            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.804830            9.337249           -4.77%              711,879            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.804830           -1.95%               15,687            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 18.893275           23.892237           26.46%               66,906            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.490433           18.893275            8.02%               48,622            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.063592           17.490433            8.88%                5,619            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.580968           16.063592           10.17%                3,436            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.395495           14.580968           27.95%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.395495           13.95%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  8.136858           10.253849           26.02%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.136858          -18.63%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  4.105313            5.755939           40.21%               81,881            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.029777            4.105313          -31.92%               68,605            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.625825            6.029777          -30.10%               49,606            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.625825          -13.74%                2,919            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 13.431758           18.267262           36.00%              486,523            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.688917           13.431758           -1.88%              386,877            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.601811           13.688917            8.63%              149,344            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.117726           12.601811            3.99%               14,825            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide             13.417673           20.461231           52.49%               32,266            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.972459           13.417673           -3.97%               29,735            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.389442           13.972459           -2.90%               50,163            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     25.026598           14.389442          -42.50%                6,172            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.634284           25.026598           98.08%                  114            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.634284           26.34%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide             11.130644           15.970697           43.48%               64,061            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.582739           11.130644           -3.90%               30,918            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.078363           11.582739          -11.44%               23,595            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.869689           13.078363           10.18%                  509            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.918535           11.869689           19.67%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.918535           -0.81%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               7.438990            9.930008           33.49%              158,307            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.825236            7.438990          -24.29%              140,161            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.903675            9.825236           -0.79%               75,232            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.903675           -0.96%               20,554            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               9.806289           12.675725           29.26%                3,160            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.453839            9.806289           -6.19%                3,519            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.271005           10.453839           -7.25%                2,420            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.271005           12.71%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.15%)

   (Variable account charges of 1.15% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance         8.216845            9.451401           15.02%                5,160            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.027135            8.216845          -18.05%                3,535            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.027135            0.27%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.299783            9.030233           23.71%                   42            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.001249            7.299783          -27.01%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.001249            0.01%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.704578            9.864304           28.03%                2,144            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.303987            7.704578          -25.23%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.303987            3.04%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.299896           10.208083           22.99%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.946483            8.299896          -16.55%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.946483           -0.54%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.197100           10.457776           27.58%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.197100          -18.03%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         6.959508            8.604927           23.64%                1,487            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.095341            6.959508          -31.06%                1,419            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.095341            0.95%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               9.313685           11.909093           27.87%              424,434            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.685785            9.313685          -20.30%              258,509            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.900147           11.685785           -9.41%              146,347            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.599165           12.900147          -11.64%               22,723            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.513926           14.599165           16.66%                  108            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.513926           25.14%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               8.860735           10.905738           23.08%               75,071            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.257260            8.860735          -21.29%               88,529            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.080508           11.257260          -29.99%              103,345            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.557409           16.080508          -17.78%               33,087            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.060517           19.557409           62.16%                1,453            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.060517           20.61%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               8.052630            9.911125           23.08%              165,999            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.052630          -19.47%               75,005            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.976414            9.847945           23.46%               55,365            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.976414          -20.24%               11,216            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              12.435228           15.852041           27.48%              899,824            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.396972           12.435228          -13.63%              752,641            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.910062           14.396972           11.52%              314,969            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.053935           12.910062           16.79%                8,137            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.278389           11.053935           -1.99%                  334            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.278389           12.78%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              10.000000           10.244335            2.44%               59,426            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.291769           11.193697           35.00%                4,577            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.485554            8.291769          -20.92%                1,595            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.485554            4.86%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.930224            9.836114           24.03%               24,189            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.187952            7.930224          -22.16%               25,745            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.187952            1.88%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.074931            9.867462           22.20%               28,786            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.165952            8.074931          -20.57%               24,942            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.165952            1.66%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.078674            8.958141           26.55%                1,039            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.299605            7.078674          -31.27%                  956            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.299605            3.00%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -          7.632760           11.140880           45.96%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.727447            7.632760          -34.92%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.625822           11.727447          -29.46%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.747888           16.625822          -19.87%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.837404           20.747888           61.62%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.837404           28.37%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          7.805870           10.269549           31.56%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.859228            7.805870          -20.83%                1,988            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.833338            9.859228          -23.17%                1,988            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.518646           12.833338          -26.74%                1,988            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.550487           17.518646           51.67%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.550487           15.50%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -         10.201400           12.621765           23.73%                    4            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.419495           10.201400          -23.98%                  109            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.449360           13.419495           -0.22%                  260            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.491882           13.449360            7.66%                  421            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.894592           12.491882            5.02%                  679            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.894592           18.95%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment             7.615982           10.372759           36.20%              130,286            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.615982          -23.84%               38,357            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially           7.770469            9.678551           24.56%              109,033            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.063366            7.770469          -29.76%              122,848            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.456547           11.063366          -23.47%              100,403            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.437396           14.456547          -12.05%               46,993            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.783289           16.437396           28.59%                6,032            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.783289           27.83%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index            8.876292           11.263009           26.89%            1,789,204            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.566182            8.876292          -23.26%            1,368,266            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.324628           11.566182          -13.20%              749,618            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.857773           13.324628          -10.32%              253,249            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.462691           14.857773           19.22%               22,434            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.462691           24.63%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               9.892733           11.849234           19.78%              319,684            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.016387            9.892733          -17.67%              209,281            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.404933           12.016387          -10.36%               96,329            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.648909           13.404933           -1.79%               14,660            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.388419           13.648909           10.17%                6,456            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.388419           23.88%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               8.523390           11.095498           30.18%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.661508            8.523390          -20.05%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.661508            6.62%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               8.717060           11.749655           34.79%                4,255            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.046998            8.717060          -13.24%                3,224            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.046998            0.47%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance           12.335897           12.760534            3.44%            1,212,171            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.416849           12.335897            8.05%              966,159            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.693364           11.416849            6.77%              441,089            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.793677           10.693364            9.19%               20,525            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.793677           -2.06%                3,409            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP                  10.220994           13.156833           28.72%            1,557,847            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.457519           10.220994          -17.95%            1,204,135            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.279061           12.457519           -6.19%              641,311            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.402631           13.279061            7.07%               59,212            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.808307           12.402631            5.03%                5,809            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.808307           18.08%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Growth            8.644282           11.346151           31.26%              843,629            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.528481            8.644282          -31.00%              704,263            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.406192           12.528481          -18.68%              525,759            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.523903           15.406192          -12.08%              173,505            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.912859           17.523903           35.71%               10,283            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.912859           29.13%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High              7.675825            9.634008           25.51%              740,024            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.493979            7.675825            2.43%              329,290            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.605370            7.493979          -12.92%              180,057            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.248584            8.605370          -23.50%               33,809            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.529250           11.248584            6.83%                3,763            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.529250            5.29%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          8.403857           11.896469           41.56%               48,869            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.672961            8.403857          -21.26%               54,366            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.715591           10.672961          -22.18%               57,460            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.160838           13.715591          -20.08%                8,136            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.185792           17.160838           40.83%                   28            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.185792           21.86%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.737361           10.956617           41.61%              154,930            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.737361          -22.63%               60,868            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               11.230871           14.249503           26.88%              812,350            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.543824           11.230871          -10.47%              515,269            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.480674           12.543824          -13.38%              257,169            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.702687           14.480674           -7.78%               73,712            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.795546           15.702687           22.72%                8,757            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.795546           27.96%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II               10.000000           10.139004            1.39%               14,381            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III               6.774232            8.682645           28.17%               57,358            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.776671            6.774232          -22.82%               57,075            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.377837            8.776671          -15.43%               43,354            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.675276           10.377837          -18.13%               25,294            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.307964           12.675276            2.98%                5,159            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.307964           23.08%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value         7.451528           11.622753           55.98%              165,643            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.451528          -25.48%               32,169            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            8.913273           12.535999           40.64%                7,044            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.080884            8.913273          -19.56%                1,301            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.080884           10.81%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            7.498507            9.532120           27.12%               11,920            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.266364            7.498507          -26.96%                2,693            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.266364            2.66%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Franklin Templeton             7.870705           10.312906           31.03%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.870705          -21.29%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT             7.875820           10.232526           29.92%              150,587            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.643778            7.875820          -26.01%              108,132            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.258057           10.643778          -13.17%               88,346            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.873607           12.258057          -11.64%               16,216            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.844786           13.873607           17.13%                  835            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.844786           18.45%                    0            1998*
                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT             10.000000           13.710825           37.11%               23,831            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid         13.622624           18.132311           33.10%              466,898            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.271356           13.622624          -16.28%              327,800            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.679519           16.271356           -2.45%              121,843            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.645409           16.679519           13.89%               16,740            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.252304           14.645409           19.53%                   30            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.252304           22.52%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT           10.050887           12.148136           20.87%              454,967            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.850124           10.050887            2.04%              327,019            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.562175            9.850124            3.01%               93,709            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.545637            9.562175           -9.33%               18,241            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.338506           10.545637            2.00%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.338506            3.39%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             6.822884           11.146305           63.37%                4,669            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.142380            6.822884          -16.21%                8,365            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.688017            8.142380           -6.28%               15,659            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.688017          -13.12%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.513570           12.271368           63.32%               62,127            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.513570          -24.86%               16,853            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.825014           12.340380           39.83%               16,414            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.825014          -11.75%                8,258            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.449939           11.424339           35.20%               70,568            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.449939          -15.50%               24,952            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             1.921414            2.948398           53.45%               16,530            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      3.397209            1.921414          -43.44%               18,430            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.000784            3.397209          -43.39%               27,935            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.000784          -39.99%                5,530            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.133934           10.943922           53.41%               33,087            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.133934          -28.66%               10,385            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.941816            9.748072           22.74%                7,597            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.941816          -20.58%                  469            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            12.305129           12.406921            0.83%            1,600,394            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.216307           12.305129            9.71%            1,692,392            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.579941           11.216307            6.01%              760,538            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.509925           10.579941           11.25%               52,138            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.851828            9.509925           -3.47%               10,531            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.851828           -1.48%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             4.660144            6.114786           31.21%              123,549            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.614069            4.660144          -29.54%               72,366            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.311292            6.614069          -28.97%               27,242            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.820934            9.311292          -27.37%                9,536            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.438039           12.820934            3.08%               10,795            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.438039           24.38%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             4.880201            6.542624           34.06%                5,992            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.505103            4.880201          -24.98%                6,114            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.224008            6.505103          -29.48%                6,241            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.224008           -7.76%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.775080           10.401328           33.78%               19,486            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.775080          -22.25%                8,868            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.942704           10.605451            6.67%              461,165            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.942704           -0.57%              293,357            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.539048           10.721096           12.39%              728,876            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.539048           -4.61%              330,433            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.042222           10.730544           18.67%            1,643,008            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.042222           -9.58%              456,100            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.594465           10.759274           25.19%            1,140,984            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.594465          -14.06%              384,549            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.242281           10.744012           30.35%              203,891            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.242281          -17.58%               43,745            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid         8.299447           11.496850           38.53%              162,025            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.330533            8.299447          -37.74%              103,698            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.352193           13.330533          -31.12%               76,927            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.134244           19.352193          -16.35%               21,986            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.667131           23.134244           82.63%                    4            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.667131           26.67%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT            11.234913           11.175193           -0.53%              886,647            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.229574           11.234913            0.05%            1,334,983            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.965798           11.229574            2.41%              829,390            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.462170           10.965798            4.81%               87,363            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.094495           10.462170            3.64%                4,389            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.094495            0.94%                    0            1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.734199           11.009243           26.05%              417,545            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.691229            8.734199          -18.31%              368,571            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.266207           10.691229          -12.84%              270,233            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.676933           12.266207           -3.24%               83,174            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.991803           12.676933            5.71%                9,053            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.991803           19.92%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.139446           11.346739           24.15%                9,700            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.139446           -8.61%                8,379            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.498608           11.296287           50.65%               61,204            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.498608          -25.01%               19,447            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.611516           10.237171           34.50%               18,006            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.320501            7.611516          -26.25%               25,082            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.860372           10.320501          -19.75%               10,549            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.837408           12.860372          -13.32%                7,204            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.210713           14.837408           21.51%                1,060            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.210713           22.11%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            10.000000           13.580570           35.81%                9,876            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap            9.798306           13.004630           32.72%              228,567            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.858644            9.798306          -34.06%              158,703            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.860140           14.858644          -11.87%               80,758            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.345317           16.860140          -17.13%               13,657            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           20.345317          103.45%                    0            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap           16.438351           25.488198           55.05%              379,823            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.831653           16.438351          -28.00%              311,372            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.006956           22.831653           26.79%              168,598            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.380692           18.006956            9.93%               12,878            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.962717           16.380692           26.37%                1,583            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.962717           29.63%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small               13.999555           19.514472           39.39%              328,012            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.131237           13.999555          -18.28%              267,657            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.577322           17.131237           -7.78%              125,153            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.256864           18.577322            7.65%               30,804            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.121529           17.256864           42.37%                6,650            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.121529           21.22%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT J.P. Morgan GVIT          8.654097           10.129897           17.05%              376,992            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.984133            8.654097          -13.32%              274,448            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.486281            9.984133           -4.79%              117,237            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.645005           10.486281           -1.49%               37,310            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.676123           10.645005           -0.29%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.676123            6.76%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT          11.722912           12.992190           10.83%              240,713            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.062002           11.722912            5.97%              261,771            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.741462           11.062002            2.98%              158,025            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.284262           10.741462            4.45%               18,768            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.244538           10.284262            0.39%                2,287            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.244538            2.45%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           5.232452            6.218858           18.85%              605,674            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.296270            5.232452          -16.90%              521,036            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.148922            6.296270          -22.73%              480,337            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.148922          -18.51%              219,493            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           2.355896            3.411159           44.79%              176,965            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      4.034937            2.355896          -41.61%              206,001            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.512483            4.034937          -38.04%              280,985            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.512483          -34.88%              156,908            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.100137           10.326633           45.44%               42,534            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.100137          -29.00%               21,391            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           4.546506            6.046281           32.99%              275,018            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.195252            4.546506          -26.61%              328,594            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.185713            6.195252          -24.32%              401,635            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.185713          -18.14%              157,268            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -           7.748155           10.305108           33.00%              128,007            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.748155          -22.52%               88,076            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -          10.000000           12.207678           22.08%                  250            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.359099           13.492463           30.25%              200,293            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.248188           10.359099          -27.30%              149,252            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.635622           14.248188           -2.65%               96,978            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.639366           14.635622           -0.03%                5,136            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.885403           14.639366           13.61%                1,244            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.885403           28.85%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.000000           10.022469            0.22%               43,221            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.190559           12.901188           26.60%              264,360            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.589932           10.190559          -30.15%              235,316            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.588644           14.589932          -25.52%              148,489            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     21.412911           19.588644           -8.52%               40,069            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.076184           21.412911           52.12%                  196            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           14.076184           40.76%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           9.022270           12.047999           33.54%               78,930            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.032300            9.022270          -25.02%               62,633            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.527350           12.032300           -3.95%               25,516            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.583972           12.527350           -0.45%                5,158            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.856528           12.583972            6.14%                1,898            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.856528           18.57%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.186018           12.645718           24.15%              193,632            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.270642           10.186018          -28.62%              189,178            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     21.006006           14.270642          -32.06%              140,424            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.939845           21.006006          -12.26%               58,925            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.190143           23.939845           81.50%                1,868            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.190143           31.90%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          11.426546           14.790435           29.44%              893,702            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.804639           11.426546          -27.70%              773,243            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.290036           15.804639          -13.59%              397,876            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.544459           18.290036           -1.37%               75,179            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.243332           18.544459           40.03%                5,203            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.243332           32.43%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           6.374126            9.011599           41.38%              710,060            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.281465            6.374126          -23.03%              921,010            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.525016            8.281465          -13.06%              383,590            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.525016           -4.75%               17,604            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.000000           14.242986           42.43%              294,048            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           9.542333           11.952995           25.26%              731,773            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.888126            9.542333          -19.73%              569,305            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.387444           11.888126          -11.20%              377,989            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.845060           13.387444           -9.82%               95,500            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.339083           14.845060           20.31%                4,870            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.339083           23.39%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Strong Opportunity             6.748731            9.139973           35.43%              843,913            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.329375            6.748731          -27.66%              739,674            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.801555            9.329375           -4.82%              395,292            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.801555           -1.98%                3,804            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 18.852711           23.828896           26.40%               46,550            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.461708           18.852711            7.97%               55,593            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.045362           17.461708            8.83%               11,621            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.571756           16.045362           10.11%                  102            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.394055           14.571756           27.01%                    0            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.394055           13.94%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  8.134101           10.245194           25.95%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.134101          -18.66%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  4.099757            5.745246           40.14%               57,856            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.024685            4.099757          -31.95%               38,327            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.622944            6.024685          -30.13%               34,859            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.622944          -13.77%                  934            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 13.402911           18.218831           35.93%              310,495            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.666427           13.402911           -1.93%              224,701            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.587517           13.666427            8.57%               65,944            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.105635           12.587517            3.98%               11,476            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide             13.388854           20.406985           52.42%               10,686            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.949511           13.388854           -4.02%               16,855            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.373141           13.949511           -2.95%               22,902            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     25.010854           14.373141          -42.53%                1,587            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.632701           25.010854           97.99%                  165            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.632701           26.33%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide             11.106735           15.928359           43.41%               21,373            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.563707           11.106735           -3.95%               31,183            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.063519           11.563707          -11.48%                8,603            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.862189           13.063519           10.13%                  588            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.917280           11.862189           19.61%                  319            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.917280            0.83%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               7.428955            9.911600           33.42%               50,986            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.816956            7.428955          -24.33%               53,093            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.900367            9.816956           -0.84%               26,177            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.900367           -1.00%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               9.793092           12.652268           29.20%               11,894            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.445052            9.793092           -6.24%               11,599            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.267247           10.445052           -7.30%                  140            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.267247           12.67%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance         8.212173            9.441259           14.97%                  468            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.026509            8.212173          -18.10%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.026509            0.27%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.295627            9.020530           23.64%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000631            7.295627          -27.05%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.000631            0.01%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.700196            9.853712           27.97%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund:  Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.303341            7.700196          -25.27%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.303341            3.03%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.295181           10.197138           22.93%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.945864            8.295181          -16.60%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.945864           -0.54%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.194331           10.448966           27.51%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.194331          -18.06%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         6.955547            8.595680           23.58%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.094710            6.955547          -31.10%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.094710            0.95%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               9.233496           11.800602           27.80%              227,789            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.591056            9.233496          -20.34%              184,961            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.802086           11.591056           -9.46%              130,546            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.495483           12.802086          -11.68%               62,095            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.431326           14.495483           16.60%               10,035            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.431326           24.31%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.995327            9.835624           23.02%              119,534            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.162935            7.995327          -21.33%              139,330            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.524713           10.162935          -30.03%              166,198            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.674116           14.524713          -17.82%               88,614            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.904652           17.674116           62.08%                6,941            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.904652            9.05%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               8.049901            9.902768           23.02%              147,034            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.049901          -19.50%               87,707            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.973718            9.839643           23.40%               21,986            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.973718          -20.26%               10,332            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              12.651422           16.119499           27.41%              453,653            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.654697           12.651422          -13.67%              354,877            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.147862           14.654697           11.46%              164,199            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.263216           13.147862           16.73%               30,204            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.497731           11.263216           -2.04%                3,606            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.497731           14.98%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              10.000000           10.240855            2.41%               20,371            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.287053           11.181686           34.93%                  868            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.484898            8.287053          -20.96%                  868            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.484898            4.85%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.925715            9.825542           23.97%                   61            2003
       Insurance Funds
       -Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.187317            7.925715          -22.20%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.187317            1.87%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.070344            9.856882           22.14%                1,408            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.165320            8.070344          -20.61%                  936            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.165320            1.65%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.074648            8.948512           26.49%                   12            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.298964            7.074648          -31.31%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.298964            2.99%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -          7.559296           11.028092           45.89%                  170            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.620449            7.559296          -34.95%                  427            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.482534           11.620449          -29.50%                  567            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.579437           16.482534          -19.91%                  521            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.739606           20.579437           61.54%                  352            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.739606           27.40%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          7.285009            9.579453           31.50%                  863            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.206014            7.285009          -20.87%                  903            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.989196            9.206014          -23.21%                  748            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.374564           11.989196          -26.78%                1,108            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.801619           16.374564           51.59%                1,073            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.801619            8.02%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -         10.004585           12.371997           23.66%                9,334            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.167262           10.004585          -24.02%                8,120            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.203287           13.167262           -0.27%                7,546            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.269490           13.203287            7.61%                5,069            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.688738           12.269490            4.97%                1,590            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.688738           16.89%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment             7.613403           10.364013           36.13%               42,227            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.613403          -23.87%                8,400            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially           7.739942            9.635655           24.49%              317,922            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.025487            7.739942          -29.80%              270,506            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.414394           11.025487          -23.51%              225,355            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.397708           14.414394          -12.10%              137,189            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.758878           16.397708           28.52%               18,281            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.758878           27.59%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index            8.790442           11.148445           26.82%            1,269,214            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.460136            8.790442          -23.30%            1,052,739            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.209188           11.460136          -13.24%              779,572            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.736468           13.209188          -10.36%              419,850            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.367188           14.736468           19.16%               86,392            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.367188           23.67%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               9.728623           11.646776           19.72%              148,307            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.823034            9.728623          -17.71%              116,977            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.195948           11.823034          -10.40%               82,891            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.442893           13.195948           -1.84%               49,669            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.207586           13.442893           10.12%               11,523            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.207586           22.08%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               8.518549           11.083607           30.11%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.660845            8.518549          -20.09%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.660845            6.61%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               8.712095           11.737034           34.72%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.046373            8.712095          -13.28%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.046373            0.46%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance           12.313044           12.730457            3.39%              395,410            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.401464           12.313044            8.00%              281,981            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.684388           11.401464            6.71%              140,588            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.790385           10.684388            9.13%               37,347            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.790385           -2.10%                1,278            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP                  10.236736           13.170455           28.66%              703,265            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.483021           10.236736          -17.99%              550,080            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.313013           12.483021           -6.23%              357,279            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.440601           13.313013            7.01%              132,911            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.850451           12.440601            4.98%               20,376            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.850451           18.50%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Growth            8.695091           11.407069           31.19%              886,741            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.608518            8.695091          -31.04%              759,470            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.512519           12.608518          -18.72%              601,219            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.653733           15.512519          -12.13%              347,480            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.015101           17.653733           35.64%               51,168            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.015101           30.15%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High              7.554754            9.477262           25.45%              572,386            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.379494            7.554754            2.37%              168,059            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.478210            7.379494          -12.96%              122,563            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.087928            8.478210          -23.54%               60,554            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.384114           11.087928            6.78%                7,779            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.384114            3.84%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.775040           11.000744           41.49%               50,373            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.879361            7.775040          -21.30%               58,482            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.702222            9.879361          -22.22%               64,819            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.900927           12.702222          -20.12%               39,955            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.296846           15.900927           40.76%                5,838            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.296846           12.97%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.734738           10.947388           41.54%               78,373            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.734738          -22.65%               31,997            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               11.039054           13.999044           26.81%              591,975            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.335838           11.039054          -10.51%              450,944            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.247834           12.335838          -13.42%              326,099            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.457984           14.247834           -7.83%              188,575            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.602507           15.457984           22.66%               32,053            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.602507           26.03%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II               10.000000           10.135570            1.36%                8,550            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III               6.823011            8.740750           28.11%              101,603            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.844341            6.823011          -22.85%               91,292            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.463173            8.844341          -15.47%               75,348            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.785984           10.463173          -18.17%               44,435            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.421717           12.785984            2.93%               12,514            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.421717           24.22%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value         7.448995           11.612918           55.90%               62,597            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.448995          -25.51%                6,496            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            8.907304           12.521289           40.57%                1,032            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.079073            8.907304          -19.60%                  947            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.079073           10.79%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            7.493478            9.520914           27.06%               14,232            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.264683            7.493478          -27.00%               17,111            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.264683            2.65%                5,418            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Franklin Templeton             7.868033           10.304201           30.96%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.868033          -21.32%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT             7.914998           10.278230           29.86%               51,652            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.702140            7.914998          -26.04%               31,641            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.331560           10.702140          -13.21%               21,849            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.963829           12.331560          -11.69%                9,075            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.927845           13.963829           17.07%                1,554            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.927845           19.28%                    0            1998*
                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT             10.000000           13.706194           37.06%                4,077            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid         13.601153           18.094597           33.04%              240,781            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.253946           13.601153          -16.32%              176,737            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.670157           16.253946           -2.50%               91,694            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.644558           16.670157           13.83%               43,124            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.257790           14.644558           19.47%                2,739            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.257790           22.58%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT           10.244088           12.375393           20.81%              120,885            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.044539           10.244088            1.99%               76,912            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.755865           10.044539            2.96%               35,837            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.764664            9.755865           -9.37%               14,584            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.558563           10.764664            1.95%                2,010            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.558563            5.59%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             6.815122           11.128016           63.28%                7,160            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.137235            6.815122          -16.25%                8,157            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.686950            8.137235           -6.33%                5,592            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.686950          -13.13%                   87            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.511024           12.261030           63.24%               31,774            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.511024          -24.89%               12,529            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.820856           12.328333           39.76%                5,012            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.820856          -11.79%                2,023            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.445947           11.413172           35.13%               26,744            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.445947          -15.54%                6,067            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             1.919236            2.943564           53.37%               28,137            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      3.395066            1.919236          -43.47%               34,627            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.000048            3.395066          -43.42%               34,300            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.000048          -40.00%                3,481            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.131516           10.934690           53.33%               34,397            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.131516          -28.68%                9,539            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.938080            9.738560           22.68%                2,435            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.938080          -20.62%                  436            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            12.681945           12.780385            0.78%              794,389            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.565612           12.681945            9.65%              758,616            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.914977           11.565612            5.96%              310,186            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.816007           10.914977           11.20%               67,859            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.174058            9.816007           -3.52%               10,483            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.174058            1.74%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             4.633836            6.077202           31.15%              139,964            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.580071            4.633836          -29.58%              117,421            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.268169            6.580071          -29.00%              100,858            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.767993            9.268169          -27.41%               80,065            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.392954           12.767993            3.03%               32,789            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.392954           23.93%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             4.874649            6.531881           34.00%                2,410            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.500996            4.874649          -25.02%                3,050            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.222891            6.500996          -29.51%                1,979            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.222891           -7.77%                  206            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.772433           10.392529           33.71%                5,857            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.772433          -22.28%                1,640            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.938018           10.595099            6.61%              148,745            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.938018           -0.62%               37,897            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.534557           10.710627           12.33%              209,508            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.534557           -4.65%               84,789            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.037949           10.720050           18.61%              583,235            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.037949           -9.62%              223,772            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.590418           10.748772           25.13%              320,711            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.590418          -14.10%              102,594            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.238400           10.733522           30.29%              135,411            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.238400          -17.62%               38,101            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid         8.149536           11.283480           38.46%              172,299            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.096398            8.149536          -37.77%              122,230            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.022019           13.096398          -31.15%               87,092            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.750997           19.022019          -16.39%               51,861            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.463581           22.750997           82.54%                2,837            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.463581           24.64%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT            11.247296           11.181852           -0.58%              782,545            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.247642           11.247296            0.00%              996,796            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.989031           11.247642            2.35%              612,905            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.489614           10.989031            4.76%              240,296            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.126097           10.489614            3.59%               30,147            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.126097            1.26%                    0            1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.699902           10.960481           25.98%              428,217            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.654646            8.699902          -18.35%              385,823            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.230458           10.654646          -12.88%              339,098            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.646339           12.230458           -3.29%              225,669            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.968910           12.646339            5.66%               49,012            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.968910           19.69%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.135134           11.335649           24.09%                7,560            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.135134           -8.65%                5,985            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.495072           11.285270           50.57%               33,667            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.495072          -25.05%                7,409            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.307866            9.823812           34.43%               23,848            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.913802            7.307866          -26.29%               23,789            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.359900            9.913802          -19.79%               16,475            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.267173           12.359900          -13.37%               10,747            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.747364           14.267173           21.45%                1,955            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.747364           17.47%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            10.000000           13.575979           35.76%                5,512            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap            9.780139           12.973972           32.66%              154,743            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.838618            9.780139          -34.09%              115,958            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.846010           14.838618          -11.92%               63,640            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.338511           16.846010          -17.17%               24,702            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           20.338511          103.39%                  809            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap           15.928613           24.685368           54.98%              282,170            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.134881           15.928613          -28.04%              230,125            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.466310           22.134881           26.73%              126,721            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.896867           17.466310            9.87%               48,783            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.586199           15.896867           26.30%                6,578            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.586199           25.86%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small               13.850506           19.296948           39.32%              245,893            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.957444           13.850506          -18.32%              182,520            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.398225           16.957444           -7.83%              119,100            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.099098           18.398225            7.60%               53,875            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.016781           17.099098           42.29%                2,090            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.016781           20.17%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT J.P. Morgan GVIT          8.714584           10.195536           16.99%              213,085            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.059016            8.714584          -13.37%              164,344            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.570325           10.059016           -4.84%              113,124            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.735723           10.570325           -1.54%               51,449            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.772545           10.735723           -0.34%                9,540            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.772545            7.73%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT          11.962673           13.251194           10.77%               93,465            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.293959           11.962673            5.92%               73,185            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.972282           11.293959            2.93%               34,793            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.510552           10.972282            4.39%               12,789            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.475252           10.510552            0.34%                1,536            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.475252            4.75%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           5.224689            6.206483           18.79%              961,930            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.290120            5.224689          -16.94%              868,779            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.145127            6.290120          -22.77%              693,831            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.145127          -18.55%              399,979            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           2.352398            3.404379           44.72%              354,665            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      4.030994            2.352398          -41.64%              430,146            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.509446            4.030994          -38.07%              477,396            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.509446          -34.91%              286,325            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.097740           10.317923           45.37%               90,427            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.097740          -29.02%               47,727            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           4.539769            6.034263           32.92%              389,100            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.189198            4.539769          -26.65%              473,028            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.181886            6.189198          -24.35%              516,544            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.181886          -18.18%              263,507            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -           7.745526           10.296399           32.93%              218,170            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.745526          -22.54%              127,717            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -          10.000000           12.203564           22.04%                   98            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           9.874844           12.855226           30.18%               96,512            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.589004            9.874844          -27.33%               81,440            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.965623           13.589004           -2.70%               55,243            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.976229           13.965623           -0.08%               14,673            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.307946           13.976229           13.55%                1,093            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.307946           23.08%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.000000           10.019076            0.19%               15,459            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           9.900112           12.527159           26.54%              254,203            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.181298            9.900112          -30.19%              227,721            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.049729           14.181298          -25.56%              160,496            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.834304           19.049729          -8.57%`               80,148            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.702754           20.834304           52.04%                6,622            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.702754           37.03%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           8.977079           11.981613           33.47%               89,448            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.978104            8.977079          -25.05%               74,140            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.477284           11.978104           -4.00%               30,316            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.539993           12.477284           -0.50%               12,880            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.821068           12.539993            6.08%                2,529            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.821068           18.21%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           9.989064           12.394931           24.09%              423,530            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.001802            9.989064          -28.66%              352,561            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.620784           14.001802          -32.10%              269,619            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.512658           20.620784          -12.30%              158,654            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.961315           23.512658           81.41%               10,220            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.961315           29.61%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.981083           14.206657           29.37%              590,269            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.196200           10.981083          -27.74%              507,981            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.594890           15.196200          -13.63%              311,184            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.848621           17.594890            1.42%              131,188            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.752843           17.848621           39.96%               16,973            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.752843           27.53%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           6.365520            8.994884           41.31%              415,278            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.274485            6.365520          -23.07%              437,569            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.521827            8.274485          -13.10%              187,638            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.521827           -4.78%               25,666            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.000000           14.238187           42.38%              132,741            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           9.376475           11.739303           25.20%              507,128            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.687410            9.376475          -19.77%              399,331            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.168121           11.687410          -11.24%              289,044            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.609212           13.168121           -9.86%              139,505            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.149185           14.609212           20.25%               18,558            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.149185           21.49%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Strong Opportunity             6.739605            9.123015           35.36%              467,984            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.321492            6.739605          -27.70%              365,848            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.798273            9.321492           -4.87%              201,388            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.798273           -2.02%               16,017            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 18.824701           23.781464           26.33%               35,783            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.444590           18.824701            7.91%               19,090            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.037786           17.444590            8.77%                6,331            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.572201           16.037786           10.06%                2,595            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.400149           14.572201           27.82%                  388            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.400149           14.00%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  8.131339           10.236551           25.89%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.131339          -18.69%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  4.094230            5.734597           40.07%               52,709            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.019598            4.094230          -31.98%               40,983            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.620055            6.019598          -30.17%               15,244            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.620055          -13.80%                1,376            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 13.800701           18.750068           35.86%              190,362            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.079160           13.800701           -1.98%              131,492            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.974262           14.079160            8.52%               55,119            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.479280           12.974262            3.97%               13,887            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide             12.800242           19.499977           52.34%               35,147            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.343009           12.800242           -4.07%               33,383            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.755231           13.343009           -3.00%               28,998            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.947713           13.755231          -42.56%               16,180            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.101814           23.947713           97.89%                1,854            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.101814           21.02%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide             11.826254           16.951658           43.34%               11,128            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.319065           11.826254           -4.00%               10,590            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.923943           12.319065          -11.53%                4,054            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.649846           13.923943           10.07%                1,909            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.581149           12.649846           19.55%                  523            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.581149            5.81%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               7.366518            9.823331           33.35%                5,855            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.739393            7.366518          -24.36%                8,038            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.827143            9.739393           -0.89%                2,984            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.827143           -2.32%                  917            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable              10.271502           13.263661           29.13%                1,055            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.960868           10.271502           -6.29%                1,103            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.829701           10.960868           -7.34%                   77            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.896766           11.829701           19.53%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance         8.207495            9.431103           14.91%                9,480            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.025883            8.207495          -18.14%                8,685            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.025883            0.26%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.291460            9.010826           23.58%                1,007            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000003            7.291460          -27.09%                  855            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.000003            0.00%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         7.695812            9.843128           27.90%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund:  Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.302704            7.695812          -25.30%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.302704            3.03%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.290454           10.186163           22.87%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.945243            8.290454          -16.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.945243           -0.55%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         8.191550           10.440136           27.45%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.191550          -18.08%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance         6.951585            8.586434           23.52%                2,559            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.094080            6.951585          -31.13%                2,505            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.094080            0.94%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               9.213262           11.768787           27.74%              121,836            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.571520            9.213262          -20.38%              100,523            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.787029           11.571520           -9.51%               97,935            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.485724           12.787029          -11.73%               63,199            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.429254           14.485724           16.55%                9,493            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.429254           24.29%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.977821            9.809129           22.95%               40,322            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.145818            7.977821          -21.37%               48,955            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.507647           10.145818          -30.07%               63,276            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.662250           14.507647          -17.86%               35,312            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.902825           17.662250           62.00%                5,351            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.902825            9.03%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               8.047171            9.894401           22.96%               60,686            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.047171          -19.53%               32,162            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century               7.971013            9.831340           23.34%                2,778            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.971013          -20.29%                1,597            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              12.623723           16.076066           27.35%              263,877            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.630021           12.623723          -13.71%              228,356            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.132406           14.630021           11.40%              119,609            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.255628           13.132406           16.67%                6,350            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.495807           11.255628           -2.09%                1,559            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.495807           14.96%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century              10.000000           10.237378            2.37%                4,708            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.282334           11.169666           34.86%                4,679            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.484245            8.282334          -21.00%                4,108            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.484245            4.84%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.921201            9.814986           23.91%                2,404            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.186682            7.921201          -22.24%                1,377            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.186682            1.87%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  8.065749            9.846293           22.08%                9,241            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.164684            8.065749          -20.65%                6,899            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.164684            1.65%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable                  7.070624            8.938908           26.42%                8,341            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.298323            7.070624          -31.34%                7,073            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.298323            2.98%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -          7.542705           10.998332           45.81%                  426            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.600830            7.542705          -34.98%                  426            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.463131           11.600830          -29.53%                  426            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.565582           16.463131          -19.95%                  563            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.737475           20.565582           61.46%                  696            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.737475           27.37%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          7.269038            9.553616           31.43%                  931            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.190492            7.269038          -20.91%                  931            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.975093            9.190492          -23.25%                  931            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.363554           11.975093          -26.82%                  962            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.799816           16.363554           51.52%                1,235            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.799816            8.00%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -          9.982657           12.338645           23.60%                1,094            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.145064            9.982657          -24.06%                1,775            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.187744           13.145064           -0.32%                1,716            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.261224           13.187744            7.56%                  853            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.686779           12.261224            4.92%                  360            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.686779           16.87%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment             7.610820           10.355238           36.06%               40,717            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.610820          -23.89%                4,678            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially           7.722981            9.609681           24.43%               98,510            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.006915            7.722981          -29.84%               94,075            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.397461           11.006915          -23.55%               80,302            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.386683           14.397461          -12.14%               55,503            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.756741           16.386683           28.46%               10,183            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.756741           27.57%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index            8.771190           11.118412           26.76%              690,384            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.440825            8.771190          -23.33%              639,737            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.193664           11.440825          -13.29%              482,700            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.726559           13.193664          -10.41%              310,201            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.365124           14.726559           19.10%               63,733            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.365124           23.65%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               9.707308           11.615394           19.66%              105,615            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.803122            9.707308          -17.76%              100,218            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.180436           11.803122          -10.45%               41,832            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.433832           13.180436           -1.89%               17,841            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.205549           13.433832           10.06%                5,595            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.205549           22.06%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable               8.513692           11.071695           30.05%                  165            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.660185            8.513692          -20.14%                  140            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.660185            6.60%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               8.707145           11.724420           34.65%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.045746            8.707145          -13.33%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.045746            0.46%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance           12.290233           12.700446            3.34%              296,995            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.386105           12.290233            7.94%              262,934            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.675429           11.386105            6.66%              124,780            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.787093           10.675429            9.08%               18,799            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.787093           -2.13%                  448            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP                  10.214304           13.134952           28.59%              456,979            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.462000           10.214304          -18.04%              394,171            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.297371           12.462000           -6.28%              233,532            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.432231           13.297371            6.96%               55,949            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.848469           12.432231            4.93%               17,124            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.848469           18.48%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Growth            8.676036           11.376316           31.12%              512,193            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.587267            8.676036          -31.07%              437,183            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.494279           12.587267          -18.76%              360,054            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.641868           15.494279          -12.17%              242,259            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.012933           17.641868           35.57%               38,115            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.012933           30.13%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High              7.538157            9.451656           25.38%              296,524            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      7.367024            7.538157            2.32%              141,069            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.468211            7.367024          -13.00%              100,355            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.080460            8.468211          -23.58%               29,946            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.382374           11.080460            6.72%                3,154            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.382374            3.82%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.757996           10.971102           41.42%               14,405            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.862700            7.757996          -21.34%               18,862            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.687275            9.862700          -22.26%               22,068            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.890221           12.687275          -20.16%               11,101            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.294949           15.890221           40.68%                1,581            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.294949           12.95%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas          7.732121           10.938143           41.46%               28,503            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.732121          -22.68%               12,649            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II               11.014882           13.961332           26.75%              287,374            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.315058           11.014882          -10.56%              218,088            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.231074           12.315058          -13.46%              134,275            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.447579           14.231074           -7.88%               73,604            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.600399           15.447579           22.60%               21,423            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.600399           26.00%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II               10.000000           10.132142            1.32%                3,493            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III               6.808058            8.717183           28.04%               47,145            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.829438            6.808058          -22.89%               43,956            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.450878            8.829438          -15.51%               34,982            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.777351           10.450878          -18.21%               18,255            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.419643           12.777351            2.88%                5,625            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.419643           24.20%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value         7.446470           11.603120           55.82%               46,172            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.446470          -25.54%                  343            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            8.901324           12.506559           40.50%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.077264            8.901324          -19.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.077264           10.77%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors            7.488460            9.509720           26.99%                1,031            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.263007            7.488460          -27.03%                  610            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.263007            2.63%                  254            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                                    ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Franklin Templeton             7.865374           10.295503           30.90%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
                                                    ------------------- ------------------- -------------------- ------------
                                ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.865374          -21.35%                    0            2002*
                                                    ------------------- ------------------- -------------------- ------------
                                ------------------- ------------------- ------------------- -------------------- ------------

                                                    ------------------- ------------------- -------------------- ------------
                                ------------------- ------------------- ------------------- -------------------- ------------

                                                    ------------------- ------------------- -------------------- ------------
                                ------------------- ------------------- ------------------- -------------------- ------------

                                                    ------------------- ------------------- -------------------- ------------
                                ------------------- ------------------- ------------------- -------------------- ------------

                                                    ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                                    ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT             7.897653           10.250526           29.79%               33,208            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.684106            7.897653          -26.08%               24,130            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.317063           10.684106          -13.26%               20,316            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------                     ------------------- ------------------- -------------------- ------------
                                     13.954430           12.317063          -11.73%               10,559            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.925844           13.954430           17.01%                  711            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.925844           19.26%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                                ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT             10.000000           13.701562           37.02%                1,271            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid         13.571367           18.045837           32.97%              123,001            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.226571           13.571367          -16.36%              105,442            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.650563           16.226571           -2.55%               50,539            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.634711           16.650563           13.77%               16,374            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.255745           14.634711           19.41%                  721            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.255745           22.56%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT           10.221629           12.342012           20.74%              131,774            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.027593           10.221629            1.94%               84,692            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.744373           10.027593            2.91%               33,050            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.757403            9.744373           -9.42%                5,404            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.556787           10.757403            1.90%                  889            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.556787            5.57%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             6.807349           11.109704           63.20%                1,859            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.132085            6.807349          -16.29%                2,834            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.685889            8.132085           -6.38%                3,140            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.685889          -13.14%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.508471           12.250675           63.16%               12,967            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.508471          -24.92%                3,816            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.816690           12.316294           39.69%                5,093            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.816690          -11.83%                  641            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.441957           11.402022           35.06%                9,454            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.441957          -15.58%                1,889            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             1.917037            2.938715           53.29%                9,361            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      3.392912            1.917037          -43.50%               10,805            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      5.999315            3.392912          -43.45%               13,539            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            5.999315          -40.01%                2,683            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.129086           10.925455           53.25%               12,711            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.129086          -28.71%                2,650            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.934323            9.729024           22.62%                  773            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.934323          -20.66%                  702            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            12.654152           12.745923            0.73%              462,915            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.546116           12.654152            9.60%              517,189            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.902126           11.546116            5.91%              228,589            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.809384           10.902126           11.14%               43,339            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.172348            9.809384           -3.57%                7,309            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.172348            1.72%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             4.623680            6.060807           31.08%               91,107            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.568981            4.623680          -29.61%               77,513            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.257262            6.568981          -29.04%               65,238            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.759401            9.257262          -27.45%               67,380            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.390885           12.759401            2.97%               32,292            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.390885           23.91%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             4.869101            6.521138           33.93%                1,026            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.496891            4.869101          -25.05%                1,789            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.221767            6.496891          -29.55%                1,956            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.221767           -7.78%                   84            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.769802           10.383768           33.64%                7,007            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.769802          -22.30%                2,276            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.933326           10.584735            6.56%              136,753            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.933326           -0.67%              148,245            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.530058           10.700165           12.28%              196,187            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.530058           -4.70%               53,313            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.033690           10.709575           18.55%              529,324            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.033690           -9.66%              221,559            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.586354           10.738253           25.06%              265,215            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.586354          -14.14%              205,356            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.234496           10.723013           30.22%              232,694            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.234496          -17.66%              181,704            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid         8.131671           11.253065           38.39%               61,058            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.074320            8.131671          -37.80%               51,742            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.999657           13.074320          -31.19%               39,941            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.735718           18.999657          -16.43%               22,586            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.461498           22.735718           82.45%                3,067            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.461498           24.61%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT            11.222643           11.151696           -0.63%              243,695            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.228670           11.222643           -0.05%              356,268            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.976083           11.228670            2.30%              205,398            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.482530           10.976083            4.71%               56,300            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.124383           10.482530            3.54%               36,945            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.124383            1.24%                    0            1998
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             8.680809           10.930890           25.92%              208,331            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.636664            8.680809          -18.39%              216,256            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.216049           10.636664          -12.93%              182,849            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.637807           12.216049           -3.34%               82,642            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.966903           12.637807            5.61%               30,226            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.966903           19.67%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             9.130827           11.324577           24.03%               13,746            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.130827           -8.69%                8,231            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.491533           11.274248           50.49%               15,742            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.491533          -25.08%                  547            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT             7.291847            9.797330           34.36%                8,259            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.897097            7.291847          -26.32%                8,840            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.345376            9.897097          -19.83%                6,043            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.257588           12.345376          -13.41%                4,328            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.745400           14.257588           21.39%                  768            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.745400           17.45%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT            10.000000           13.571411           35.71%                4,766            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap            9.762003           12.943374           32.59%               87,954            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.818626            9.762003          -34.12%               61,716            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.831886           14.818626          -11.96%               32,915            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.331712           16.831886          -17.21%               12,896            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           20.331712          103.32%                  729            1999*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap           15.893715           24.618843           54.90%              156,508            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     22.097595           15.893715          -28.07%              126,976            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.445777           22.097595           26.66%               59,935            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.886176           17.445777            9.82%                9,463            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.584102           15.886176           26.24%                  746            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.584102           25.84%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small               13.820149           19.244942           39.25%              137,717            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.928867           13.820149          -18.36%              120,982            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     18.376589           16.928867           -7.88%               74,999            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.087592           18.376589            7.54%               28,386            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.014774           17.087592           42.22%                3,688            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.014774           20.15%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT J.P. Morgan GVIT          8.695502           10.168075           16.93%              104,508            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.042076            8.695502          -13.41%               91,760            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.557899           10.042076           -4.89%               78,325            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.728485           10.557899           -1.59%               14,305            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.770735           10.728485           -0.39%                2,153            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.770735            7.71%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT          11.936481           13.215501           10.72%               65,860            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.274938           11.936481            5.87%               63,148            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.959378           11.274938            2.88%               21,381            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.503468           10.959378            4.34%               12,231            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.473496           10.503468            0.29%                  950            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.473496            4.73%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           5.216955            6.194175           18.73%              346,436            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.283990            5.216955          -16.98%              327,987            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.141323            6.283990          -22.81%              263,082            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.141323          -18.59%              147,102            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           2.348897            3.397584           44.65%              156,825            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      4.027049            2.348897          -41.67%              187,497            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.506406            4.027049          -38.11%              202,292            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            6.506406          -34.94%              115,290            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           7.095326           10.309227           45.30%               57,974            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.095326          -29.05%               34,591            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -           4.533041            6.022291           32.85%              149,786            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.183160            4.533041          -26.69%              182,412            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.178071            6.183160          -24.39%              231,809            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.178071          -18.22%              144,127            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -           7.742909           10.287726           32.87%              109,924            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            7.742909          -22.57%               66,397            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -          10.000000           12.199437           21.99%                  422            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           9.853218           12.820605           30.12%               73,212            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.566133            9.853218          -27.37%               68,155            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.949218           13.566133           -2.75%               41,912            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.966839           13.949218           -0.13%                5,057            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.305897           13.966839           13.50%                2,029            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.305897           23.06%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT          10.000000           10.015684            0.16%                2,465            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           9.878424           12.493396           26.47%              105,104            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.157405            9.878424          -30.22%               91,409            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     19.027345           14.157405          -25.59%               73,083            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.820318           19.027345           -8.61%               28,148            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.700471           20.820318           51.97%                2,400            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           13.700471           37.00%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT           8.957418           11.949322           33.40%               38,309            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.957935            8.957418          -25.09%               25,915            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.462618           11.957935           -4.05%               11,246            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.531553           12.462618           -0.55%                5,031            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.819096           12.531553            6.03%                2,887            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.819096           18.19%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           9.967175           12.361526           24.02%              191,993            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.978216            9.967175          -28.69%              160,612            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     20.596567           13.978216          -32.13%              108,373            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.496887           20.596567          -12.34%               65,179            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.959156           23.496887           81.31%                5,067            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.959156           29.59%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.957031           14.168379           29.31%              341,323            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     15.170607           10.957031          -27.77%              318,624            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.574219           15.170607          -13.68%              227,087            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.836627           17.574219           -1.47%               96,743            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.750719           17.836627           39.89%                6,969            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.750719           27.51%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           6.356923            8.978200           41.23%              249,535            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.267491            6.356923          -23.11%              305,448            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.518646            8.267491          -13.14%              198,296            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.518646           -4.81%               11,455            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable          10.000000           14.233382           42.33%               71,329            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable           9.355937           11.707682           25.14%              257,239            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.667724            9.355937          -19.81%              243,101            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.152642           11.667724          -11.29%              154,996            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.599387           13.152642           -9.91%               70,923            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.147153           14.599387           20.19%                7,153            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.147153           21.47%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Strong Opportunity             6.730519            9.106093           35.30%              307,929            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.313641            6.730519          -27.73%              296,972            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.795001            9.313641           -4.91%              227,546            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            9.795001           -2.05%                4,842            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 18.783491           23.717411           26.27%               28,209            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     17.415214           18.783491            7.86%               15,757            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     16.018934           17.415214            8.72%                6,225            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.562396           16.018934           10.00%                3,153            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.398245           14.562396           27.76%                   58            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           11.398245           13.98%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  8.128587           10.227893           25.83%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.128587          -18.71%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                  4.088676            5.723928           39.99%               25,687            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      6.014503            4.088676          -32.02%               19,354            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      8.617166            6.014503          -30.20%                7,698            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000            8.617166          -13.83%                  397            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal                 13.770483           18.699570           35.79%               82,807            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     14.055442           13.770483           -2.03%               71,004            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.959009           14.055442            8.46%               33,569            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.466313           12.959009            3.95%                3,736            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide             12.772187           19.447415           52.26%               16,993            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.320519           12.772187           -4.12%               15,878            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.739047           13.320519           -3.05%               15,600            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     23.931619           13.739047          -42.59%                6,313            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.099788           23.931619           97.79%                1,590            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           12.099788           21.00%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide             11.800336           16.905954           43.27%                1,907            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.298301           11.800336           -4.05%                2,125            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     13.907561           12.298301          -11.57%                4,057            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     12.641312           13.907561           10.02%                  271            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.579367           12.641312           19.49%                   92            1999
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.000000           10.579367            5.79%                    0            1998*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable               7.353509            9.801030           33.28%               45,832            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.727116            7.353509          -24.40%               43,267            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.819759            9.727116           -0.94%               15,395            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.057633            9.819759           -2.37%                  303            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable              10.253363           13.233560           29.07%                  495            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     10.947049           10.253363           -6.34%                  787            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                     11.820812           10.947049           -7.39%                  514            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                      9.894290           11.820812           19.47%                  134            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.202822            9.420958                  14.85%               2,302            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.025259           8.202822                 -18.18%               1,181            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.025259                  0.25%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.287312            9.001140                  23.52%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.999379            7.287312                 -27.12%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.999379                  -0.01%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.691424            9.832542                  27.84%                  26            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.302057           7.691424                 -25.34%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.302057                  3.02%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.285737            10.175221                 22.80%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.944626            8.285737                 -16.68%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.944626                  -0.55%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.188770            10.431301                 27.39%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.188770                 -18.11%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.947632            8.577217                  23.46%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.093448           6.947632                 -31.17%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.093448                  0.93%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.193080            11.737071                 27.67%              54,096            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.552029           9.193080                 -20.42%              49,941            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.771997           11.552029                 -9.55%              18,534            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.475981           12.771997                -11.77%               3,833            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.427175           14.475981                 16.49%                 168            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.427175                 24.27%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.960337            9.782676                  22.89%              12,991            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.128725           7.960337                 -21.41%              15,113            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.490593           10.128725                -30.10%              18,945            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.650383           14.490593                -17.90%              10,171            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.901004           17.650383                 61.92%               1,834            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.901004                  9.01%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.044442            9.886036                  22.89%               7,439            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.044442                 -19.56%               4,254            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.968301            9.823019                  23.28%               4,315            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.968301                 -20.32%               1,182            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.596055           16.032727                 27.28%              84,009            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.605357           12.596055                -13.76%              99,852            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.116946           14.605357                 11.35%           1,077,697            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.248045           13.116946                 16.62%                 878            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.493876           11.248045                 -2.14%                  76            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.493876                 14.94%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.233898                  2.34%               9,776            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.277620            11.157667                 34.79%               4,007            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.483592           8.277620                 -21.04%                 939            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.483592                  4.84%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.916685            9.804421                  23.85%               4,823            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.186046           7.916685                 -22.28%                 313            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.186046                  1.86%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.061146            9.835691                  22.01%               8,663            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.164046           8.061146                 -20.69%               2,171            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.164046                  1.64%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.066588            8.929285                  26.36%               6,140            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.297677           7.066588                 -31.38%               2,320            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.297677                  2.98%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.526163            10.968665                 45.74%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.581271           7.526163                 -35.01%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.443767           11.581271                -29.57%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.551766           16.443767                -19.99%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.735345           20.551766                 61.38%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.735345                 27.35%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.253109            9.527860                  31.36%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.175002            7.253109                 -20.95%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.961010           9.175002                 -23.29%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.352558           11.961010                -26.86%                  50            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.798003           16.352558                 51.44%                  50            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.798003                  7.98%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    9.960794            12.305392                 23.54%                 561            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.122923           9.960794                 -24.10%                  45            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.172245           13.122923                 -0.37%                  60            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.252980           13.172245                  7.50%                  92            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.684826           12.252980                  4.86%                  10            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.684826                 16.85%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.608241            10.346504                 35.99%              11,208            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.608241                 -23.92%               2,511            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     7.706045            9.583764                  24.37%              17,814            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.988353           7.706045                 -29.87%              19,484            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.380518           10.988353                -23.59%              19,294            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.375662           14.380518                -12.18%               5,530            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.754610           16.375662                 28.39%               1,109            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.754610                 27.55%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      8.751979            11.088459                 26.70%             127,625            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.421554           8.751979                 -23.37%             124,740            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.178151           11.421554                -13.33%              55,945            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.716647           13.178151                -10.45%              31,664            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.363055           14.716647                 19.04%               8,725            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.363055                 23.63%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         9.686029            11.584069                 19.60%              43,783            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.783214           9.686029                 -17.80%              62,864            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.164923           11.783214                -10.50%               9,511            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.424790           13.164923                 -1.94%               2,574            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.203505           13.424790                 10.01%               1,610            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.203505                 22.04%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.508841            11.059789                 29.98%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.659521           8.508841                 -20.18%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.659521                  6.60%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.702180            11.711818                 34.58%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.045118           8.702180                 -13.37%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.045118                  0.45%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Federated Insurance      12.267458           12.670489                  3.29%             137,899            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.370764           12.267458                  7.89%             116,316            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.666472           11.370764                  6.60%              32,080            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.783812            10.666472                  9.02%               3,340            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.783812                  -2.16%                 153           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP             10.191923           13.099526                 28.53%             142,296            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.440995           10.191923                -18.08%              87,945            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.281731           12.440995                 -6.33%              42,329            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.423854           13.281731                  6.91%               6,473            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.846486           12.423854                  4.87%               1,407            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.846486                 18.46%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Growth      8.657007            11.345636                 31.06%              87,699            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.566043           8.657007                 -31.11%              71,467            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.476056           12.566043                -18.80%              40,149            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.630000           15.476056                -12.22%              27,355            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.010755           17.630000                 35.50%               6,940            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           13.010755                 30.11%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP High        7.521629            9.426171                  25.32%             179,911            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                7.354603            7.521629                   2.27%              42,591            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.458245            7.354603                 -13.05%              14,996            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.072984           8.458245                 -23.61%               2,753            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.380632           11.072984                  6.67%                 654            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.380632                  3.81%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    7.740990            10.941500                 41.34%               3,364            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.846083            7.740990                 -21.38%               3,730            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.672362           9.846083                 -22.30%               3,824            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.879549           12.672362                -20.20%               1,193            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.293057           15.879549                 40.61%                 275            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.293057                 12.93%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    7.729491            10.928889                 41.39%               9,878            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.729491                 -22.71%               5,889           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP II          10.990756           13.923698                 26.69%              86,257            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.294307           10.990756                -10.60%              59,999            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.214337           12.294307                -13.51%              30,889            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.437189           14.214337                 -7.92%               7,020            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.598299           15.437189                 22.53%               2,939            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.598299                 25.98%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.128708                  1.29%                 207           2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III         6.793127            8.693663                  27.98%               6,393            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.814543            6.793127                 -22.93%               7,392            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.438575           8.814543                 -15.56%               7,860            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.768758           10.438575                -18.25%               3,094            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.417568           12.768758                  2.83%                 690            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.417568                 24.18%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III Value   7.443946            11.593346                 55.74%               8,775            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.443946                 -25.56%              23,961           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      8.895350            12.491846                 40.43%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.075439           8.895350                 -19.68%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.075439                 10.75%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      7.483427            9.498531                  26.93%               1,201            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.261319           7.483427                 -27.07%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.261319                  2.61%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.862698            10.286800                 30.83%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.862698                 -21.37%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       7.880333            10.222862                 29.73%              14,591            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.666092           7.880333                 -26.12%              15,166            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.302565           10.666092                -13.30%               3,842            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.945030           12.302565                -11.78%                 214            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.923848           13.945030                 16.95%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.923848                 19.24%                   0            1998*
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.696933                 36.97%               2,280            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    13.541599           17.997152                 32.90%              34,044            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.199200           13.541599                -16.41%              30,900            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.630966           16.199200                 -2.60%              36,163            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.624858           16.630966                 13.72%               3,031            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.253691           14.624858                 19.35%                 172            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.253691                 22.54%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      10.199226           12.308733                 20.68%              32,218            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.010690           10.199226                  1.88%               9,448            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.732895            10.010690                  2.85%               4,092            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.247974           9.732895                  -9.46%                 333            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.743342           14.247974                  1.85%                 179            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.743428                  5.55%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.799600            11.091469                 63.12%                 234            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.126945            6.799600                 -16.33%                 234            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.684823            8.126945                  -6.42%               1,830            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.684823                 -13.15%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.505927            12.240339                 63.08%               9,441            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.505927                 -24.94%               3,034            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.812529            12.304239                 39.62%                 306            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.812529                 -11.87%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gatmore GVIT        8.437976            11.390883                 35.00%               8,038            2003
       Global Health Services
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.437976                 -15.62%               1,778            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.914851            2.933882                  53.22%               1,230            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.390760            1.914851                 -43.53%               1,250            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.998573            3.390760                 -43.47%               1,268            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.998573                 -40.01%                 123            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.126672            10.916237                 53.17%              10,791            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.126672                 -28.73%                  11            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.930578            9.719497                  22.56%                 415            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.930578                 -20.69%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.626432           12.711565                  0.67%             171,854            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.526653           12.626432                  9.54%             173,812            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.889287           11.526653                  5.85%              73,470            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.802780            10.889287                 11.08%              15,517            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.170644           9.802780                  -3.62%               4,105            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.170644                  1.71%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.613524            6.044444                  31.02%               9,191            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.557891            4.613524                 -29.65%               8,674            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.246358            6.557891                 -29.08%               6,978            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.750810           9.246358                 -27.48%              18,473            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.388810           12.750810                  2.92%               2,624            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.388810                 23.89%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.863546            6.510418                  33.86%               6,636            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.492772            4.863546                 -25.09%               6,636            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.220640            6.492772                 -29.58%               6,713            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.220640                  -7.79%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.767159            10.374988                 33.58%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.767159                 -22.33%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.928642            10.574381                  6.50%             113,595            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.928642                  -0.71%              76,767           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.525559            10.689699                 12.22%              80,477            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.525559                  -4.74%              17,906           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.029424            10.699107                 18.49%             184,335            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.029424                  -9.71%              34,989           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.582311            10.727781                 25.00%              35,399            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.582311                 -14.18%               1,940           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.230619            10.712555                 30.15%              18,292            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.230619                 -17.69%               1,675           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   8.113826            11.222685                 38.32%              21,654            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.052260           8.113826                 -37.84%              12,105            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                18.977298           13.052260                -31.22%               7,065            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                22.720430           18.977298                -16.47%               4,355            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.459415           22.720430                 82.36%               1,329            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.459415                 24.59%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.198034           11.121610                 -0.68%              66,553            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.209725           11.198034                 -0.10%             197,339            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.963142           11.209725                  2.25%              89,467            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.475448           10.963142                  4.66%              13,070            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.122671           10.475448                  3.49%                  35            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.122671                  1.23%                   0            1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.661797            10.901442                 25.86%              54,654            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.618745           8.661797                 -18.43%              46,941            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.201684           10.618745                -12.97%              25,866            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.629301           12.201684                 -3.39%              19,726            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.964909           12.629301                  5.55%               4,083            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.964909                 19.65%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.126509            11.313504                 23.96%               1,498            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.126509                  -8.73%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.487992            11.263226                 50.42%               6,138            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.487992                 -25.12%               6,226           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.275861            9.770899                  34.29%               1,453            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.880402            7.275861                 -26.36%               2,407            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.330829           9.880402                 -19.87%               2,414            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.247974           12.330829                -13.46%                 511            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.743428           14.247974                 21.33%                  36            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.743428                 17.43%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.000000           13.566822                 35.67%                 750           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.743886            12.912822                 32.52%              23,553            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.798640           9.743886                 -34.16%              17,713            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.817775           14.798640                -12.01%              11,543            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.324927           16.817775                -17.26%                 887            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           20.324927                103.25%                 105           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      15.858883           24.552470                 54.82%              36,641            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                22.060369           15.858883                -28.11%              30,843            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.425261           22.060369                 26.60%              38,208            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.875478           17.425261                  9.76%               2,053            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.581999           15.875478                 26.18%                  59            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.581999                 25.82%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.789861           19.193041                 39.18%              34,534            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.900322           13.789861                -18.40%              33,228            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.354971           16.900322                 -7.93%              16,793            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.076087           18.354971                  7.49%               4,789            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.012761           17.076087                 42.15%                 773            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.012761                 20.13%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    8.676428            10.140642                 16.88%              44,315            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.025137           8.676428                 -13.45%              46,682            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.545461           10.025137                 -4.93%              17,690            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.721257           10.545461                 -1.64%                 252            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.768931           10.721257                 -0.44%                  16            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.768931                  7.69%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.910299           13.179840                 10.66%              28,963            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.255907           11.910299                  5.81%              38,469            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.946464           11.255907                  2.83%              12,216            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.496386           10.946464                  4.29%                 154            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.471735           10.496386                  0.24%                   8            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.471735                  4.72%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.209227            6.181859                  18.67%              61,667            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.277859            5.209227                 -17.02%              63,723            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.137529            6.277859                 -22.85%              38,433            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.137529                 -18.62%              15,435            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.345410            3.390832                  44.57%              19,374            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.023106            2.345410                 -41.70%              20,320            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.503356            4.023106                 -38.14%              20,880            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.503356                 -34.97%               7,886            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.092920            10.300510                 45.22%               6,238            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.092920                 -29.07%               5,896            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.526318            6.010319                  32.79%              28,179            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.177123            4.526318                 -26.72%              30,657            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.174255            6.177123                 -24.43%              44,525            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.174255                 -18.26%               8,355            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.740287            10.279042                 32.80%              10,298            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.740287                 -22.60%               8,784            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.195325                 21.95%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     9.831629            12.786036                 30.05%              18,356            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.543264           9.831629                 -27.41%              19,051            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.932809           13.543264                 -2.80%               6,855            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.957433           13.932809                 -0.18%                  85            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.303831           13.957433                 13.44%                  94            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.303831                 23.04%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           10.012296                  0.12%               8,001            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     9.856745            12.459670                 26.41%              30,326            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.133513           9.856745                 -30.26%              27,002            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.004946           14.133513                -25.63%              21,075            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.806301           19.004946                 -8.66%               6,999            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.698179           20.806301                 51.89%                 206            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.698179                 36.98%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     8.937773            11.917079                 33.33%               1,536            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.937762           8.937773                 -25.13%               1,720            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.447943           11.937762                 -4.10%               1,709            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.523110           12.447943                 -0.60%               1,241            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.817120           12.523110                  5.97%                 528            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.817120                 18.17%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.945321            12.328183                 23.96%              25,090            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.954638           9.945321                 -28.73%              16,933            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.572328           13.954638                -32.17%              11,507            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.481073           20.572328                -12.39%               7,789            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.956986           23.481073                 81.22%               1,811            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.956986                 29.57%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.933007           14.130159                 29.24%             111,684            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.145026           10.933007                -27.81%              89,193            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.553551           15.145026                -13.72%              35,386            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.824624           17.553551                 -1.52%               9,855            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.748581           17.824624                 39.82%               1,857            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.748581                 27.49%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.348332            8.961533                  41.16%              61,116            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.260515            6.348332                 -23.15%              64,611            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.515462            8.260515                 -13.19%              14,573            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.515462                  -4.85%               6,409            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.228585                 42.29%              20,902            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.335444            11.676116                 25.07%              93,641            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.648072           9.355444                 -19.85%              81,370            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.137180           11.648072                -11.34%              42,758            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.589572           13.137180                 -9.96%              21,732            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.145122           14.589572                 20.13%               2,585            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.145122                 21.45%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.721420            9.089190                  35.23%              71,709            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.305769            6.721420                 -27.77%              66,440            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.791721            9.305769                  -4.96%              27,470            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.791721                  -2.08%                 345            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            18.742335           23.653460                 26.20%              16,575            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.385852           18.742335                  7.80%              17,279            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.000072           17.385852                  8.66%               4,096            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.552579           16.000072                  9.95%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.396332           14.552579                 27.70%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.393332                 13.96%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.125827            10.219258                 25.76%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.125827                 -18.74%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.083152            5.713308                  39.92%               3,392            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.009420            4.083152                 -32.05%               2,634            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.614274            6.009420                 -30.24%               2,873            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.614274                 -13.86%                 249            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            13.740303           18.649157                 35.73%              22,283            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.031746           13.740303                 -2.08%              23,231            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.943746           14.031746                  8.41%               3,218            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.453337           12.943746                  3.94%               1,015            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        12.744182           19.394982                 52.19%               3,704            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.298062           12.744182                 -4.17%               1,622            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.722894           13.298062                 -3.10%              36,453            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.915562           13.722894                -42.62%                 680            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.097773           23.915562                 97.69%                 672            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.097773                 20.98%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        11.774488           16.860382                 43.19%               1,454            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.277582           11.774488                 -4.10%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.891206           12.277582                -11.62%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.632809           13.891206                  9.96%               1,764            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.577601           12.632809                 19.43%                 542            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.577601                  5.78%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.340505            9.778755                  33.22%               5,595            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.714847            7.340505                 -24.44%               5,746            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.812366            9.714847                  -0.99%              10,406            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.055109           9.812366                  -2.41%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         10.235226           13.203471                 29.00%                 335            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.933230           10.235226                 -6.38%                 392            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.811917           10.933230                 -7.44%                 189            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.891807            11.811917                 19.41%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.198152                  9.410838            14.79%               5,442            2003
       Funds- AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.024630                 8.198152           -18.22%               5,833            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                10.024630             0.25%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.283152                  8.991455                                                  2003
       Funds- AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.998756                  7.283152           -27.16%               2,491            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                 9.998756            -0.01%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.687034                  9.821960            27.77%                   0            2003
       Funds- AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.301414                 7.687034           -25.38%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                10.301414             3.01%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.281007                 10.164266            22.74%                 206            2003
       Funds- AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.943999                  8.281007           -16.72%                 206            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                 9.943999            -0.56%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.185996                 10.422497            27.32%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                 8.185996           -18.14%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.943670                  8.567985            23.39%               4,614            2003
       Funds- AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.092825                 6.943670           -31.20%               4,849            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                10.092825             0.93%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.233843                 11.783152            27.61%              73,045            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.609139                 9.233843           -20.46%              57,467            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.841696                11.609139            -9.60%              26,371            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.562313                12.841696           -11.82%               3,122            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.507622                14.562313            16.43%               1,354            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                12.507622            25.08%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.784787                 10.790402            22.83%              10,728            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.183425                 8.784787           -21.45%              13,215            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.007673                11.183425           -30.14%              16,672            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.508116                16.007673           -17.94%               3,482            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.054452                19.508116            61.81%                  15            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                12.054452            20.54%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.041711            9.877676                  22.83%              21,229            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.041711                 -19.58%              14,703            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.965608            9.814730                  23.21%               3,862            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.965608                 -20.34%                 212            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.328634           15.684387                 27.22%             100,113            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.302552           12.328634                -13.80%              80,958            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.851555           14.302552                 11.29%              30,987            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.026014           12.851555                 16.56%               2,805            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.272705           11.026014                 -2.19%                  19            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.272705                 12.73%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.230418                  2.30%              13,594            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.272895            11.145666                 34.73%               2,532            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.482938           8.272895                 -21.08%               2,819            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.482938                  4.83%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.912177            9.793882                  23.78%               4,453            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.185413           7.912177                 -22.32%               5,157            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.185413                  1.85%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.056558            9.825122                  21.95%               9,471            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.163417           8.056558                 -20.73%               9,025            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.163417                  1.63%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.062559            8.919679                  26.30%               6,867            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.297037           7.062559                 -31.41%               7,504            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.297037                  2.97%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.567283            11.023006                 45.67%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.650462           7.567283                 -35.05%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.550469           11.650462                -29.61%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.695562           16.550469                -20.03%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.830950           20.695562                 61.29%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.830950                 28.31%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.738943            10.160926                 31.30%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.794534            7.738943                 -20.99%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.775184           9.794534                 -23.33%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.474463           12.775184                -26.89%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.544672           17.474463                 51.36%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.544672                 15.45%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    10.113964           12.488291                 23.48%                 134            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.331498           10.113964                -24.13%                 134            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.388420           13.331498                 -0.43%                 134            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.460330           13.388420                  7.45%                 134            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.888597           12.460330                  4.81%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.888597                 18.89%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.605654            10.337754                 35.92%               6,888            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.605654                 -23.94%                 363            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     7.703845            9.576172                  24.30%              33,812            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.990787           7.703845                 -29.91%              27,346            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.391057           10.990787                -23.63%              14,453            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.395915           14.391057                -12.23%               2,430            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.776857           16.395915                 28.33%                 254            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.776857                 27.77%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      8.800186            11.143887                 26.63%             173,876            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.490304           8.800186                 -23.41%             160,625            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.264252           11.490304                -13.67%             112,885            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.820270           13.264252                -10.50%              18,320            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.456413           14.820270                 18.98%               2,222            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.456413                 24.56%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         9.807948            11.723937                 19.54%              33,904            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.937596           9.807948                 -17.84%              28,960            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.344202           11.937596                -10.54%              15,407            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.614453           13.344202                 -1.99%                 716            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.382184           13.614453                  9.95%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.382184                 23.82%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.503992            11.047886                 29.91%               1,711            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.658854           8.503992                 -20.22%               1,734            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.658854                  6.59%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.697218            11.699217                 34.52%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.044488           8.697218                 -13.41%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.044488                  0.44%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.244728           12.640599                  3.23%             121,796            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.355438           12.244728                  7.83%             102,978            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.657518           11.355438                  6.55%              72,571            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.780523            10.657518                  8.97%               2,458            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.780523                  -2.19%                  26            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Equity -    10.133398           13.017728                 28.46%             142,242            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.375831           10.133398                -18.12%             122,376            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.218906           12.375831                 -6.38%              53,268            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.371310           13.218906                  6.85%               2,547            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.802357           12.371310                  4.82%                 339            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.802357                 18.02%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      8.570136            11.226098                 30.99%             133,333            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.446254           8.570136                  31.14%             130,612            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.336364           12.446254                -18.84%              90,976            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.479679           15.336364                -12.26%              14,284            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.906358           17.479679                 35.43%               1,835            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.906358                 29.06%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        7.610038            9.532130                  25.26%              79,682            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.444808            7.610038                   2.22%              35,017            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.566348            7.444808                 -13.09%              24,627            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.220168           8.566348                 -23.65%               1,693            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.523939           11.220168                  6.62%                  43            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.523939                  5.24%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    8.331809            11.770648                 41.27%               3,343            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.602942           8.331809                 -21.42%               3,817            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.653448           10.602942                -22.34%               3,955            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.117558           13.653448                -20.24%               1,338            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.179658           17.117558                 40.54%                 188            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.179658                 21.80%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.726868            10.919656                 41.32%              11,259            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.726868                 -22.73%               5,273            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          11.134608           14.098807                 26.62%              75,227            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.461548           11.134608                -10.65%              49,624            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.415058           12.461548                -13.55%              23,751            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.663065           14.415058                 -7.97%               5,494            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.789109           15.663065                 22.47%                  75            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.789109                 27.89%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.125285                  1.25%               2,511           2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III         6.716136            8.590785                  27.91%               8,022            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.719070            6.716136                 -22.97%               7,047            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.330777           8.719070                 -15.60%               6,575            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.643267           10.330777                -18.29%                 918            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.301762           12.643267                  2.78%                 104            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.301762                 23.02%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III Value   7.441418            11.583541                 55.66%              44,482            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.441418                 -25.59%                 244           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      8.889372            12.477135                 40.36%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.073628           8.889372                 -19.72%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.073628                 10.74%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      7.478403            9.487340                  26.86%               2,252            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.259637           7.478403                 -27.11%               2,172            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.259637                  2.60%                  89           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Franklin Templeton       7.860031            10.278099                 30.76%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.860031                 -21.40%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Comstock GVIT       7.808298            10.124293                 29.66%               9,394            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.573946           7.808298                 -26.16%               6,312            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.202501           10.573946                -13.35%               5,216            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.838584           12.202501                -11.82%                 139            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.838823           13.838584                 16.89%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.838823                 18.39%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Dreyfus GVIT        10.000000           13.692316                 36.92%                  52           2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Dreyfus GVIT Mid    13.505833           17.940543                 32.84%              53,742            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.164624           13.505833                -16.45%              44,514            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.603938           16.164624                 -2.65%              17,526            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.608445           16.603938                 13.66%                 931            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.246138           14.608445                 19.29%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.246138                 22.46%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.964745            12.019681                 20.62%              29,691            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.785504            9.964745                   1.83%              23,553            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.518824            9.785504                   2.80%               8,216            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.519004           9.518824                  -9.51%                 283            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.333294           10.519004                  1.80%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.333294                  3.33%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.791842            11.073210                 63.04%                 501            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.121795            6.791842                 -16.38%                 553            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.683765            8.121795                  -6.47%                 588            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.683765                 -13.16%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.503370            12.229998                 62.99%               7,400            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.503370                 -24.97%               1,563            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.808359            12.292215                 39.55%                 895            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.808359                 -11.92%                  38            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.433972            11.379720                 34.93%               2,073            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.433972                 -15.66%               1,079            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.912655            2.929016                  53.14%               2,410            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.388600            1.912655                 -43.56%               2,689            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.997839            3.388600                 -43.50%               1,555            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.997839                 -40.02%                  44            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.124249            10.907006                 53.10%               1,974            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.124249                 -28.76%                 120            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.926832            9.710005                  22.50%              11,052            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.926832                 -20.73%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.199721           12.275758                  0.62%             214,001            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.142753           12.199721                  9.49%             229,688            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.531983           11.142753                  5.80%             100,663            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.485894            10.531983                 11.03%               7,797            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.846859            9.485894                  -3.67%                 234            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.846859                  -1.535                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.620133            6.050040                  30.95%               7,138            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.570618            4.620133                 -29.68%               5,278            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.269045            6.570618                 -29.11%               3,201            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.788549           9.269045                 -27.52%               1,478            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.431774           12.788549                  2.87%               1,457            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.431774                 24.32%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.858005            6.499712                  33.79%                 759            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.488671            4.858005                 -25.13%                 759            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.219512            6.488671                 -29.62%                 707            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.219512                  -7.80%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.764530            10.366220                 33.51%                 577            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.764530                 -22.35%                 286            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.923961            10.564049                  6.45%              68,783            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.923961                  -0.76%              48,119            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.521061            10.679239                 12.16%              44,109            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.521061                  -4.79%              21,619            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.025163            10.688646                 18.43%             162,419            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.025163                  -9.75%              86,679            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.578257            10.717277                 24.94%              86,643            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.578257                 -14.22%              39,530            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.226725            10.702064                 30.09%              27,505            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.226725                 -17.73%              14,969            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   8.228218            11.375146                 38.25%              20,997            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.242999           8.228218                 -37.87%              25,810            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.264494           13.242999                -31.26%              10,223            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.075929           19.264494                -16.52%               2,345            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.660760           23.075929                 82.26%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.660760                 26.61%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.138565           11.056941                 -0.73%             189,190            2003
       Money Market Fund
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.155845           11.138565                 -0.15%             272,762            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.916008           11.155845                  2.20%             122,103            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.435669           10.916008                  4.60%               5,456            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.089342           10.435669                  3.43%                 193            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.089342                  0.89%                   0            1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.659317            10.892809                 25.79%              62,836            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.621089           8.659317                 -18.47%              53,418            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.210612           10.621089                -13.02%              36,814            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.644908           12.210612                 -3.43%               6,477            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.985762           12.644908                  5.50%                 307            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.985762                 19.86%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.122198            11.302428                 23.90%               4,745            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.122198                  -8.78%                 553           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.484456            11.252208                 50.34%               6,833            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.484456                 -25.16%               4,047           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.546232            10.128863                 34.22%               1,921            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.252768           7.546232                 -26.40%               5,492            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.802092           10.252768                -19.91%                 904            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.799960           12.802092                -13.50%                 103            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.204564           14.799960                 21.27%                 102            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.204564                 22.05%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.000000           13.562236                 35.62%               4,660           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.725788            12.882319                 32.46%              30,926            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.778663           9.725788                 -34.19%              24,363            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.803658           14.778663                -12.05%               9,723            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.318124           16.803658                -17.30%               1,212            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           20.318124                103.18%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      16.297452           25.218705                 54.74%              62,459            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                22.681958           16.297452                -28.15%              49,824            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.925387           22.681958                 26.54%              21,803            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.339365           17.925387                  9.71%               1,261            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.956203           16.339365                 26.11%                  86            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.956203                 29.56%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.879545           19.308104                 39.11%              34,922            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.018889           13.879545                -18.45%              25,539            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.493168           17.018889                 -7.97%              10,574            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.213333           18.493168                  7.44%               4,379            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.115436           17.213333                 42.08%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.115436                 21.15%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    8.579903            10.022752                 16.82%              43,567            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.918634            8.579903                 -13.50%              26,421            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.438746           9.918634                  -4.98%              10,357            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.618109           10.438746                 -1.69%               1,879            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.670741           10.618109                 -0.49%                 201            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.670741                  6.71%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.622486           12.854836                 10.60%              26,516            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.989466           11.622486                  5.76%              17,458            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.692772           10.989466                  2.77%               5,181            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.258279           10.692772                  4.24%               1,098            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.239367           10.258279                  0.18%                  25            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.239367                  2.39%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.201491            6.169559                  18.61%             100,180            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.271720            5.201491                 -17.06%              77,791            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.133724            6.271720                 -22.89%              54,293            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.133724                 -18.66%              20,027            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.341922            3.384068                  44.50%              43,156            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.019173            2.341922                 -41.73%              53,257            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.500322            4.019173                 -38.17%              53,630            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.500322                 -35.00%              18,888            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.090507            10.291804                 45.15%              33,716            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.090507                 -29.09%              10,975            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.519598            5.998356                  32.72%              36,766            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.171086            4.519598                 -26.76%              44,661            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.170438            6.171086                 -24.47%              49,411            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.170438                 -18.30%              15,222            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.737652            10.270328                 32.73%              34,491            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.737652                 -22.62%              22,184            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.191193                 21.91%                  31            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.270302           13.349774                 29.98%              17,206            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.154744           10.270302                -27.44%              13,810            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.569299           14.154744                 -2.85%               5,816            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.602403           14.569299                 -0.23%                 336            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.878920           14.602403                 13.38%                  18            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.878920                 28.79%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           10.008909                  0.09%                 976            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.103131           12.764663                 26.34%              23,129            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.494171           10.103131                -30.30%              16,983            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.499868           14.494171                -25.67%              12,142            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                21.358908           19.499868                 -8.70%               3,141            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.069118           21.358908                 51.81%                 103            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.069118                 40.69%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     8.944911            11.920565                 33.27%              11,067            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.953368           8.944911                 -25.17%              12,218            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.470576           11.953368                 -4.15%               3,120            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.552194           12.470576                 -0.65%                 126            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.850559           12.552194                  5.92%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.850559                 18.51%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.098682           12.511950                 23.90%              50,195            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.177025           10.098682                -28.77%              46,163            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.910873           14.177025                -32.20%              28,102            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.879534           20.910873                -12.43%               6,975            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.183516           23.879534                 81.13%                  70            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.183516                 31.84%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     11.328575           14.633993                 29.18%             100,711            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.700970           11.328575                -27.85%             101,591            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.207193           15.700970                -13.77%              54,535            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.497677           18.207193                 -1.57%               4,008            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.236669           18.497677                 39.75%                 223            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.236669                 32.37%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.339745            8.944883                  41.09%              81,969            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.253527            6.339745                 -23.19%             123,691            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.512275            8.253527                 -13.23%              49,448            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.512275                  -4.88%               3,096            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.223775                 42.24%              45,399            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.460540            11.826595                 25.01%              93,570            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.810153           9.460540                 -19.89%              77,169            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.326790           11.810153                -11.38%              44,886            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.807604           13.326790                -10.00%               8,227            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.332876           14.807604                 20.07%                 378            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.332876                 23.33%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.712333            9.072318                  35.16%              79,188            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.297902            6.712333                 -27.81%              70,002            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.788444            9.297902                  -5.01%              39,821            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.0000000          9.788444                  -2.12%                 712            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            18.691227           23.577028                 26.14%               7,661            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.347230           18.691227                  7.75%               2,347            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.972670           17.347230                  8.61%                 759            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.534892           15.972670                  9.89%                  57            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.388309           14.534892                 27.63%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.388309                 13.88%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.123074            10.210629                 25.70%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.123074                 -18.77%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.077618            5.702665                  39.85%               5,286            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.004330            4.077618                 -32.09%               4,772            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.611387            6.004330                 -30.27%               3,234            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.611387                 -13.89%                 305            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            13.288079           18.026245                 35.66%              31,966            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.576808           13.288079                 -2.13%              19,186            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.530461           13.576808                  8.35%               4,812            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.057366           12.530461                  3.92%                 289            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        13.274041           20.191153                 52.11%               2,684            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.857976           13.274041                 -4.21%               2,649            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.308006           13.857976                 -3.15%               1,271            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                24.947866           14.308006                -42.65%                 629            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.626347           24.947866                 97.59%                  11            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.626347                 26.26%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        11.011517           15.759880                 43.12%                 928            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.487829           11.011517                 -4.15%               1,040            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.004291           11.487829                -11.66%                 390            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.832203           13.004291                  9.91%                 272            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.912267            11.832203                 19.37%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.912267                  -0.88%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.327517            9.756507                  33.15%               1,969            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.702589            7.327517                 -24.48%               1,258            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.804985            9.702589                  -1.04%                 689            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.052587           9.804985                  -2.46%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         10.217139           13.173460                 28.93%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.919444           10.217139                 -6.43%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.803037           10.919444                 -7.49%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.889327            11.803037                 19.35%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.193477                  9.400703            14.73%                 535            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.024005                 8.193477           -18.26%                 533            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                10.024005             0.24%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.279004                  8.981777            23.39%                 849            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.998128                  7.279004           -27.20%                 168            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                 9.998128            -0.02%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.682655                  9.811390            27.71%               2,612            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.300772                 7.682655           -25.42%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                10.300772             3.01%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.276292                 10.153325            22.68%               2,725            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.943377                  8.276292           -16.77%               1,542            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                 9.943377            -0.57%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.183208                 10.413687            27.26%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                 8.183208           -18.17%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.939696                  8.558749            23.33%               4,156            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.092187                 6.939696           -31.24%               1,937            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                10.092187             0.92%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.213961                 11.751833            27.54%             347,572            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.590032                 9.213961           -20.50%             206,254            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.827110                11.590032            -9.64%             119,298            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.553111                12.827110           -11.86%           1,035,699            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.506047                14.553111            16.37%              15,535            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                12.506407            25.06%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.765875                 10.761728            22.77%              70,643            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.165028                 8.765875           -21.49%              92,032            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.989500                11.165028           -30.17%             103,852            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.495801                15.989500           -17.98%           1,297,705            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.052929                19.495801            61.75%               7,664            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000                12.052929            20.53%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.038975            9.869319                  22.77%             134,816            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.038975                 -19.61%              85,146            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.962903            9.806428                  23.15%              33,690            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.962903                 -20.37%              10,619            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.302130           15.642757                 27.15%             742,900            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.279045           12.302130                -13.84%             526,449            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.836968           14.279045                 11.23%             186,267            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.019041           12.836968                 16.50%             565,858            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.271284           11.019041                 -2.24%               7,925            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.271284                 12.71%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.226939                  2.27%              30,432            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.268181            11.133677                 34.66%              34,163            2003
       Insurance Fund - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.482285           8.268181                 -21.12%              31,408            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.482285                  4.82%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------
       BB&T Variable            7.907669            9.783343                  23.72%               1,655            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.184775           7.907669                 -22.36%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.184775                  1.85%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.051957            9.814536                  21.89%              48,565            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.162778           8.051957                 -20.77%              22,700            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.162778                  1.63%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.058531            8.910087                  26.23%              21,967            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.296395           7.058531                 -31.45%              14,167            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.296395                  2.96%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.550966            10.993691                 45.59%                 558            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.631260           7.550966                 -35.08%                 684            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.531655           11.631260                -29.64%               1,397            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.682481           16.531655                -20.07%               1,553            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.829333           20.682481                 61.21%               1,159            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.829333                 28.29%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.722272            10.133890                 31.23%                 695            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.778400            7.722272                 -21.03%                 695            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.760667           9.778400                 -23.37%                 695            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.463426           12.760667                -26.93%                 722            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.543216           17.463426                 51.29%                 653            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.543216                 15.43%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    10.092195           12.455106                 23.41%               4,186            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.309568           10.092195                -24.17%               4,606            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.373210           13.309568                 -0.48%               7,923            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.452445           13.373210                  7.39%              44,542            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.887094           12.452445                  4.76%               4,826            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.887094                 18.87%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.603070            10.329023                 35.85%              85,123            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.603070                 -23.97%              38,930            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     7.687264            9.550729                  24.24%             138,361            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.972704           7.687264                 -29.94%             104,936            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.374715           10.972704                -23.67%              75,381            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.385550           14.374715                -12.27%           1,415,838            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.775247           16.385550                 28.26%               7,051            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.775247                 27.75%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      8.781243            11.114277                 26.57%           1,129,801            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.471393           8.781243                 -23.45%             891,752            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.249172           11.471393                -13.42%             472,546            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.810885           13.249172                -10.54%           4,894,139            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.454838           14.810885                 18.92%              72,533            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.454838                 24.55%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         9.786828            11.692755                 19.47%             328,149            2003
       Investment Fund -
       Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.917939           9.786828                 -17.88%             181,918            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.329025           11.917939                -10.59%              71,688            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.605834           13.329025                 -2.03%             505,702            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.380620           13.605834                  9.90%              22,748            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.380620                 23.81%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.499150            11.036006                 29.85%               1,510            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.658189           8.499150                 -20.26%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.658189                  6.58%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.692270            11.686650                 34.45%               9,042            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.043862           8.692270                 -13.46%                 251            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.043862                  0.44%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.222015           12.610763                  3.18%             659,834            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.340121           12.222015                  7.78%             526,163            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.648571           11.340121                  6.49%             189,641            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.777237            10.648571                  8.91%             763,200            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.777237                  -2.23%                 182            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Equity -    10.111588           12.983123                 28.40%           1,006,771            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.355466           10.111588                -18.16%             604,917            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.203880           12.355446                 -6.43%             227,625            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.363474           13.203880                  6.80%           2,792,254            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.800868           12.363474                  4.77%              19,485            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.800868                 18.01%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      8.551687            11.196253                 30.92%             712,442            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.425772           8.551687                 -31.18%             522,078            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.318941           12.425772                -18.89%             313,707            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.468631           15.318941                -12.31%           5,843,533            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.904732           17.468631                 35.37%              45,619            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.904732                 29.05%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        7.593653            9.506798                  25.19%             354,067            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.432559            7.593653                   2.17%             168,061            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.556624            7.432559                 -13.14%             117,563            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.213084           8.556624                 -23.69%           1,062,094            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.522617           11.213084                  6.56%               7,259            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.522617                  5.23%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    8.313864            11.739347                 41.20%              34,425            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.585490           8.313864                 -21.46%              36,765            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.637938           10.585490                -22.38%              40,748            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.106743           13.637938                -20.28%             555,818            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.178128           17.106743                 40.47%               2,556            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.178128                 21.78%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.724242            10.910427                 41.25%             146,510            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.724242                 -22.76%              62,517            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          11.110642           14.061341                 26.56%             713,455            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.441038           11.110642                -10.69%             397,414            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.398694           12.441038                -13.60%             134,317            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.653161           14.398694                 -8.01%           2,649,153            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.787496           15.653161                 22.41%              18,957            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.787496                 27.87%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.121844                  1.22%              10,666            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         6.701675            8.567950                  27.85%              59,605            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.704709            6.701675                 -23.01%              76,767            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.319040           8.704709                 -15.64%              57,997            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.635267           10.319040                -18.33%             568,663            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.300214           12.635267                  2.72%              10,667            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.300214                 23.00%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.438892            11.573740           55.58%                    48,345         2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.438892            -25.61%                   25,660           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.883397            12.462436           40.29%                     8,853         2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.071808           8.883397            -19.77%                    4,498         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.071808           10.72%                         0         2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.473377            9.476180            26.80%                    21,519            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.257957           7.473377            -27.15%                   10,886            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.257957                  2.58%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.857358            10.269420                 30.70%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.857358                 -21.43%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       7.791482            10.097367                 29.59%             106,292            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.556552           7.791482                 -26.19%              52,756            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.188636           10.556552                -13.39%              29,795            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.829829           12.188636                -11.87%             345,867            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.837331           13.829829                 16.83%               2,220            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.837331                 18.37%                   0            1998*
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.687684                 36.88%               4,210            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    13.476762           17.892866                 32.77%             334,872            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.138025           13.476762                -16.49%             202,393            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.585077           16.138025                 -2.70%              56,039            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.599208           16.585077                 13.60%             606,256            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.244601           14.599208                 19.23%                 871            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.00000            12.244601                 22.45%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.943317            11.987751                 20.56%             259,992            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.769394            9.943317                   1.78%             120,947            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.507993            9.769394                   2.75%              42,290            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.512337           9.507993                  -9.55%             297,326            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.331990           10.512337                  1.75%               2,864            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.331990                  3.32%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.784099            11.054993                 62.95%               3,211            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.116661            6.784099                 -16.42%               3,389            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.682706            8.116661                  -6.52%               5,193            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.682706                 -13.17%               3,923            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.500827            12.219653                 62.91%              25,551            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.500827                 -24.99%              11,212            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.804197            12.280183                 39.48%               6,320            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.804197                 -11.96%               3,717            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.429985            11.368582                 34.86%              22,265            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.429985                 -15.70%              11,088            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.910471            2.924207                  53.06%               9,399            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.386452            1.910471                 -43.58%               9,483            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.997100            3.386452                 -43.53%               4,914            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.997100                 -40.03%             152,388            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.121827            10.897796                 53.02%              17,596            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.121827                 -28.78%               3,169            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.923073            9.700502                  22.43%               4,227            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.923073                 -20.77%               2,416            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.173458           12.243119                  0.57%             875,771            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.124403           12.173458                  9.43%             765,003            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.519995           11.124403                  5.75%             264,101            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.479885            10.519995                 10.97%           1,581,604            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.845615            9.479885                  -3.71%               8,033            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.845615                  -1.54%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.610169            6.033943                  30.88%              80,682            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.559782            4.610169                 -29.72%              69,402            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.258498            6.559782                 -29.15%              84,659            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.780450           9.258498                 -27.56%             560,401            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.430206           12.780450                  2.82%              46,385            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.430206                 24.30%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.852467            6.489005                  33.73%               1,676            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.484565            4.852467                 -25.17%               2,065            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.218392            6.484565                 -29.66%               4,333            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.218392                  -7.82%               2,317           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.761892            10.357459                 33.44%              12,545            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.761892                 -22.38%               7,668           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.919273            10.553714                  6.40%             111,638            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.919273                  -0.81%              34,834           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.516564            10.668780                 12.11%             370,679            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.516564                  -4.83%             122,836           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.020903            10.678199                 18.37%           1,097,873            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.020903                  -9.79%             437,562           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.574196            10.706793                 24.87%             866,370            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.574196                 -14.26%             387,124           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.222834            10.691584                 30.02%             155,281            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.222834                 -17.77%              35,763           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   8.210492            11.344898                 38.18%             137,809            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.221187           8.210492                 -37.90%              88,366            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                19.242613           13.221187                -31.29%              49,355            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                23.061361           19.242613                -16.56%             684,000            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.659167           23.061361                 82.17%               3,393            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.659167                 26.59%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.114578           11.027537                 -0.78%             673,521            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.137467           11.114578                 -0.21%             541,314            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.903584           11.137467                  2.15%             267,088            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.429048           10.903584                  4.55%           6,330,817            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.088053           10.429048                  3.38%               5,490            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.088053                  0.88%                   0            1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.640665            10.863847                 25.73%             335,757            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.603608           8.640665                 -18.51%             272,975            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.196740           10.603608                -13.06%             165,105            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.636905           12.196740                 -3.48%           1,890,338            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.984248           12.636905                  5.45%              70,837            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.984248                 19.84%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.117886            11.291368                 23.84%              15,519            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.117886                  -8.82%               7,089            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.480912            11.241194                 50.27%              22,806            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.480912                 -25.19%               9,980            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.529984            10.101947                 34.16%              14,053            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.235887           7.529984                 -26.44%              15,163            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.787543           10.235887                -19.95%              11,851            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.790595           12.787543                -13.54%             139,030            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.203027           14.790595                 21.20%               1,502            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.203027                 22.03%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.557650                 35.58%               2,214            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.707740            21.851906                 32.39%             229,281            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.758730           9.707740                 -34.22%             164,717            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.789563           14.758730                -12.10%              59,700            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.311328           16.789563                -17.34%             578,147            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           20.311328                103.11%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      16.262376           25.151693                 54.66%             345,165            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                22.644645           16.262376                -28.18%             219,229            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.905028           22.644645                 26.47%              69,911            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.329040           17.905028                  9.65%             532,664            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.954576           16.329040                 26.05%               2,879            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.954576                 29.55%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.849676           19.256799                 39.04%             262,215            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.990870           13.849676                -18.49%             188,764            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.472168           16.990870                 -8.02%              67,686            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.202461           18.472168                  7.38%             950,852            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.113907           17.202461                 42.01%               1,566            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.113907                 21.14%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    8.561448            9.996125                  16.76%             281,234            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.902320            8.561448                 -13.54%             209,797            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.426893           9.902320                  -5.03%              89,508            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.611396           10.426893                 -1.74%             475,700            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.669391           10.611396                 -0.54%               2,546            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.669391                  6.69%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.597439           12.820626                 10.55%             134,368            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.971350           11.597439                  5.71%             110,591            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.680606           10.971350                  2.72%              39,423            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.251777           10.680606                  4.18%             637,744            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.238069           10.251777                  0.13%               1,003            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.238069                  2.38%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.193752            6.157266                  18.55%             499,682            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.265584            5.193752                 -17.11%             501,069            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.129929            6.265584                 -22.93%             397,428            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.129929                 -18.70%           5,376,398            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.338439            3.377335                  44.43%             163,024            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.015227            2.338439                 -41.76%             228,302            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.497274            4.015227                 -38.20%             257,424            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.497274                 -35.03%           6,332,246            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.088099            10.283100                 45.08%              34,790            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.088099                 -29.12%              47,695            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.512894            5.986432                  32.65%             157,044            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.165048            4.512894                 -26.80%             189,081            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.166613            6.165048                 -24.51%             225,860            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.166613                 -18.33%           3,586,651            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.735029            10.261664                 32.66%              84,816            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.735029                 -22.65%              60,459            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.187076                 21.87%               2,032            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.248188           13.314277                 29.92%             113,107            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.131442           10.248188                -27.48%             109,981            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.552749           14.131442                 -2.90%              64,009            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.593171           14.552749                 -0.28%             339,264            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.877297           14.593171                 13.32%               1,157            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.877297                 28.77%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           10.005513                  0.06%               3,319            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.081358           12.730705                 26.28%             222,862            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.470284           10.081358                -30.33%             181,785            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.477696           14.470284                -25.71%              92,493            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                21.345408           19.477696                 -8.75%           1,391,756            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.067351           21.345408                 51.74%               5,530            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.067351                 40.67%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     8.925645            11.888867                 33.20%              55,205            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.933692           8.925645                 -25.21%              36,561            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.456413           11.933692                 -4.20%              10,040            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.544255           12.456413                 -0.70%             210,577            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.849067           12.544255                  5.87%               4,774            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.849067                 18.49%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.076931           12.478694                 23.83%             217,008
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.153669           10.076931                -28.80%             180,071            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.887100           14.153669                -32.24%             114,027            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.864429           20.887100                -12.48%           1,678,912            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.181851           23.864429                 81.04%               4,548            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.181851                 31.82%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     11.304185           14.595104                 29.11%             622,164            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.675123           11.304185                -27.88%             473,034            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.186519           15.675123                -13.81%             200,351            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.485985           18.186519                 -1.62%           1,696,632            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.235004           18.485985                 39.67%              17,692            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.235004                 32.35%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.331165            8.928255                  41.02%             633,699            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.246547            6.331165                 -23.23%             619,375            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.509088            8.246547                 -13.28%             139,745            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.509088                  -4.91%             493,760            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.218957                 42.19%             208,264            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.440180            11.795169                 24.95%             524,408            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.790725           9.440180                 -19.94%             440,464            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.311650           11.790725                -11.43%             208,709            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.798240           13.311650                -10.05%           2,344,612            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.331317           14.798240                 20.01%              22,130            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.331317                 23.31%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.703248            9.055451                  35.09%             590,689            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.290050            6.703248                 -27.84%             467,668            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.785166            9.290050                  -5.06%             140,963            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.785166                  -2.15%             382,648            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            18.651037           23.514411                 26.08%              56,939            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.318710           18.651037                  7.69%              17,846            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.954543           17.318710                  8.55%                 980            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.525802           15.954543                  9.84%             163,770            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.386873           14.525802                 27.57%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.386873                 13.87%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.120315            10.201991                 25.64%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.120315                 -18.80%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.072095            5.692066                  39.78%              59,462            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.999237            4.072095                 -32.12%              53,351            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.608498            5.999237                 -30.31%              44,259            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.608498                 -13.92%              65,694            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            13.259472           17.978337                 35.59%             222,974            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.554456           13.259472                 -2.18%             169,457            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.516221           13.554456                  8.30%              57,064            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.045311           12.516221                  3.91%             427,420            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        13.245459           20.137470                 52.03%              20,039            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.835162           12.245459                 -4.26%              31,361            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.291739           13.835162                 -3.19%              23,418            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                24.932117           14.291739                -42.68%             188,853            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.624752           24.932117                 97.49%               1,758            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.624752                 26.25%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        10.987828           15.717997                 43.05%              19,668            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.468935           10.987828                 -4.19%              26,601            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.989532           11.468935                -11.71%               6,382            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.824722           12.989532                  9.85%              49,620            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.911011            11.824722                 19.31%               2,718            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.911011                  -0.89%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.314565            9.734344                  33.08%               5,276            2003
       Insurance Funds -
       Diversified Stock Fund
       - Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.690344            7.314565                 -24.52%               6,038            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.797620            9.690344                  -1.09%               4,072            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.050072           9.797620                  -2.51%              43,826            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         10.199036           13.143455                 28.87%               1,785            2003
       Insurance Funds -
       Small Company
       Opportunity Fund -
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.905632           10.199036                 -6.48%               1,683            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.794133           10.905632                 -7.53%                 497            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.886841            11.794133                 19.29%               6,831            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.188802                  9.390578            14.68%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.023374                 8.188802           -18.30%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.023374             0.23%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.274854                  8.972110            23.33%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.997503                  7.274854           -27.23%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 9.997503            -0.02%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.678269                  9.800825            27.64%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.300127                 7.678269           -25.45%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.300127             3.00%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.271567                 10.142398            22.62%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.942756                  8.271567           -16.81%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 9.942756            -0.57%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.180432                 10.404876            27.19%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.180432           -18.20%                   0            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.935739                  8.549536            23.27%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.091557                 6.935739           -31.27%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.091557             0.92%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       American Century         9.194119                 11.720585            27.48%              50,187            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.570948                 9.194119           -20.54%              25,681            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.812521                11.570948            -9.69%              12,665            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.543892                12.812521           -11.90%             837,466            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.504468                14.543892            16.31%               3,338            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.504468            25.04%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       American Century         8.747002                 10.733117            22.71%              18,036            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.146637                 8.747002           -21.53%              24,028            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                15.971330                11.146637           -30.21%              24,620            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                19.483474                15.971330           -18.03%             876,057            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.051405                19.483474            61.67%               3,787            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.051405            20.51%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.036243                  9.860964            22.71%               6,507            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.036243           -19.64%               4,297            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       American Century         7.960197                  9.798135            23.09%               6,891            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.960197           -20.40%               2,833            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       American Century         12.275645                15.601172            27.09%              53,091            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.255535                12.275645           -13.89%              43,427            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.822378                14.255535            11.18%              32,095            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.012072                12.822378            16.44%             553,245            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.269864                11.012072            -2.29%                   0            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.269864            12.70%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       American Century         10.000000                10.223456             2.23%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       BB&T Variable            8.263465                 11.121693            34.59%               4,332            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.481632                 8.263465           -21.16%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.481632             4.82%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       BB&T Variable            7.903154                  9.772806            23.66%               2,423            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.184140                 7.903154           -22.40%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.184140             1.84%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       BB&T Variable            8.047367                  9.803970            21.83%               4,239            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.162146                 8.047367           -20.81%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.162146             1.62%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       BB&T Variable            7.054499                  8.900488            26.17%               5,788            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.295749                 7.054499           -31.48%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.295749             2.96%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.534703                 10.964435            45.52%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.612109                 7.534703           -35.11%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                16.512879                11.612109           -29.68%                   0            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                20.669425                16.512879           -20.11%                   0            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.827718                20.669425            61.13%                   0            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.827718            28.28%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.705625                 10.106935            31.16%                 536            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.762282                  7.705625           -21.07%                 536            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.746142                 9.762282           -23.41%                 536            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                17.452381                12.746142           -26.97%                 536            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.541756                17.452381            51.21%                 160            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.541756            15.42%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    10.070482                12.422011            23.35%               1,010            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.287675                10.070482           -24.21%               1,010            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.358023                13.287675            -0.53%               1,010            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.444575                13.358023             7.34%              22,463            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.885603                12.444575             4.70%                   0            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.885603            18.86%                   0            1998
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.881775            28.82%                   0            1999*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.600492                 10.320294            35.78%               5,782            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.600492           -24.00%               2,514            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       The Dreyfus Socially     7.670681                  9.525286            24.18%              33,742            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.954608                 7.670681           -29.98%              36,716            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.358357                10.954608           -23.71%              36,988            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                16.375184                14.358357           -12.32%           1,022,556            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.773638                16.375184            28.20%               8,841            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.773638            27.74%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      8.762333                 11.084718            26.50%             166,501            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.452508                 8.762333           -23.49%             165,509            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.234124                11.452508           -13.46%             149,828            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.801530                13.234124           -10.59%           3,972,958            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.453273                14.801530            18.86%              58,315            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.453273            24.53%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Dreyfus Variable         9.765754                 11.661674            19.41%              22,157            2003
       Investment Fund -
       Appreciation Portfolio
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.898327                 9.765754           -17.92%              23,362            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.313894                11.898327           -10.63%              13,925            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.597232                13.313894            -2.08%             261,522            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.379057                13.597232             9.84%               6,255            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.379057            23.79%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.494298                 11.024128            29.78%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.657523                 8.494298           -20.30%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.657523             6.58%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.687316                 11.674061            34.38%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.043237                 8.687316           -13.50%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                10.043237             0.43%                   0           2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Federated Insurance      12.199338                12.580977             3.13%              48,312            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                11.324824                12.199338             7.72%              38,886            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.639621                11.324824             6.44%              13,717            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                9.773948                 10.639621             8.86%             513,656            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 9.773948            -2.26%                  52           1999*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Fidelity VIP Equity -    10.089795                12.948586            28.33%             132,340            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.335099                10.089795           -18.20%              98,838            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                13.188860                12.335099            -6.47%              62,130            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.355641                13.188860             6.74%           1,835,201            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                11.799375                12.355641             4.71%              27,028            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                11.799375            17.99%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Fidelity VIP Growth      8.533273                 11.166492            30.86%              84,091            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.405324                 8.533273           -31.21%              92,405            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                15.301552                12.405324           -18.93%              85,709            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                17.457597                15.301552           -12.35%           4,402,484            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.903107                17.457597            35.30%              22,359            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.903107            29.03%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Fidelity VIP High        7.577300                  9.481524            25.13%              17,823            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                7.420301                  7.577300             2.12%              15,921            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                8.546878                  7.420301           -13.18%               9,154            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                11.205978                 8.546878           -23.73%             644,489            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.521282                11.205978             6.51%               3,204            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                10.521282             5.21%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    8.295957                 11.708141            41.13%               5,119            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.568057                 8.295957           -21.50%              11,051            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                13.622435                10.568057           -22.42%               7,214            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                17.095933                13.622435           -20.32%             408,874            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.176593                17.095933            40.40%               1,505            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.176593            21.77%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    7.721614                 10.901182            41.18%               1,338            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 7.721614           -22.78%               1,652           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       Fidelity VIP II          11.086716                14.023952            26.49%              85,425            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.420560                11.086716           -10.74%              48,787            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                14.382315                12.420560           -13.64%              39,938            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                15.643260                14.382315            -8.06%           2,055,640            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.785888                15.643260            22.35%               7,651            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.785888            27.86%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000                10.118423             1.18%               5,176            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Fidelity VIP III         6.687212                  8.545136            27.78%              12,437            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.690341                  6.687212           -23.05%              14,127            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.307281                 8.690341           -15.69%              14,779            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.627255                10.307281           -18.37%             473,995            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.298659                12.627255             2.67%               1,198            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.298659            22.99%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.436365                 11.563978            55.51%               6,733            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.436365           -25.64%                   7            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Financial Investors      8.877423                 12.447757            40.22%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.069988                 8.877423           -19.81%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.069988            10.70%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Financial Investors      7.468350                  9.464993            26.73%               2,676            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.256268                 7.468350           -27.18%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.256268             2.56%                   0            2001*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Franklin Templeton       7.854689                 10.260715            30.63%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.854689           -21.45%                   0            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       7.774693                 10.070517            29.53%              23,102            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.539153                 7.774693           -26.23%              13,973            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.174767                10.539153           -13.43%              12,184            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.821079                12.174767           -11.91%             314,601            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.835834                13.821079            16.77%                 230            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.835834            18.36%                   0            1998*
                                --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000                13.683042            36.83%               2,483            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    13.447730                17.845279            32.70%              45,554            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                16.111432                13.447730           -16.53%              21,240            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                16.566203                16.111432            -2.75%              12,465            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.589957                16.566203            13.55%             573,063            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.243049                14.589957            19.17%                   0            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.243049            22.43%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.921909                 11.955882            20.50%              31,799            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.753315                  9.921909             1.73%              25,511            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.497186                  9.753315             2.70%               7,968            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.505688                 9.497186            -9.60%             107,102            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.330681                10.505688             1.69%               2,283            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.330681             3.31%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.776365                 11.036792            62.87%               1,317            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.111518                  6.776365           -16.46%               1,450            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.681644                  8.111518            -6.57%                 133            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.681644           -13.18%                   0            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.498277                 12.209330            62.83%               1,410            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.498277           -25.02%                 534            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.800026                 12.268146            39.41%                 405            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.800026           -12.00%                 342            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.426002                 11.357455            34.79%               6,988            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.426002           -15.74%               2,426            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.908285                  2.919387            52.98%               4,079            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                3.384294                  1.908285           -43.61%               7,525            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                5.996363                  3.384294           -43.56%               7,556            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 5.996363           -40.04%              46,993            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.119398                 10.888566            52.94%               7,420            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.119398           -28.81%                   0            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.919326                  9.690988            22.37%                   0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.919326           -20.81%                   0            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.147237                12.210544             0.52%             104,913            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.106073                12.147237             9.37%              93,837            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.508016                11.106073             5.69%              79,798            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.473867                 10.508016            10.92%             919,097            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.844366                  9.473867            -3.76%              28,000            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 9.844366            -1.56%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.600232                  6.017884            30.82%              33,609            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                6.548971                  4.600232           -29.76%              28,030            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                9.247972                  6.548971           -29.18%              37,115            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.772360                 9.247972           -27.59%             402,930            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.428639                12.772360             2.77%              13,265            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.428639            24.29%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.846917                  6.478305            33.66%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                6.480453                  4.846917           -25.21%                 371            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                9.217263                  6.480453           -29.69%                 371            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 9.217263            -7.83%                 248           2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.759258                 10.348693            33.37%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 7.759258           -22.41%                   0           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.914588                 10.543381             6.34%               3,435            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 9.914588            -0.85%                   3           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.512081                 10.658362            12.05%              13,773            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 9.512081            -4.88%               3,008           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.016631                 10.667735            18.31%              70,099            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 9.016631            -9.83%              16,536           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.570137                 10.696293            24.81%              76,106            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 8.570137           -14.30%              17,412           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.218945                 10.681108            29.96%              16,982            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 8.218945           -17.81%                 142           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   8.192786                 11.314710            38.11%              45,377            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                13.199389                 8.192786           -37.93%              22,991            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                19.220739                13.199389           -31.33%              12,254            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                23.046789                19.220739           -16.60%           1,000,710            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.657572                23.046789            82.08%               5,187            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.657572            26.58%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.090636                10.998203            -0.83%              70,174            2003
       Money Market Fund:
       Class I- Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                11.119112                11.090636            -0.26%             111,493            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.891167                11.119112             2.09%              57,612            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.422427                10.891167             4.50%           3,121,071            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.086763                10.422427             3.33%              27,388            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                10.086763             0.87%                   0            1998
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.622061                 10.834968            25.67%              52,105            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.586142                 8.622061           -18.55%              63,158            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.182869                10.586142           -13.11%              68,590            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.628895                12.182869            -3.53%           1,586,776            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                11.982735                12.628895             5.39%              34,254            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                11.982735            19.83%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.113577                 11.280331            23.78%               3,115            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 9.113577            -8.86%                 761           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.477365                 11.230190            50.19%               8,287            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                 7.477365           -25.23%               6,845           2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.513762                 10.075073            34.09%               1,409            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.219036                 7.513762           -26.47%               1,409            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.773009                10.219036           -20.00%               1,551            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                14.781243                12.773009           -13.59%              77,298            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.201492                14.781243            21.14%               1,707            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.201492            22.01%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.000000                13.553060            35.53%                   0           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.689686                 12.821504            32.32%              23,793            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                14.738777                 9.689686           -34.26%              14,754            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                16.775454                14.738777           -12.14%              12,522            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                20.304522                16.775454           -17.38%             456,020            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                20.304522           103.05%               1,671           1999*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      16.227347                25.084829            54.58%              39,490            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                22.607355                16.227347           -28.22%              33,152            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                17.884672                22.607355            26.41%              23,409            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                16.318704                17.884672             9.60%             326,906            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                12.952944                16.318704            25.98%               2,718            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
                                10.000000                12.952944            29.53%                   0           1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------
       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------

       ------------------------ --------------------- ----------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.819838                19.205589            38.97%              29,400            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                16.962886                13.819838           -18.53%              30,140            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                18.451164                16.962886            -8.07%              18,323            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                17.191574                18.451164             7.33%             671,752            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.112381                17.191574            41.93%                 842            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.112381            21.12%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    8.543005                  9.969522            16.70%              27,563            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.886012                  8.543005           -13.58%              13,304            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.415037                 9.886012            -5.08%               9,362            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.604669                10.415037            -1.79%             475,296            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.668044                10.604669            -0.59%               4,932            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.668044             6.68%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.572500                12.786566            10.49%              19,193            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.953304                11.572500             5.65%              13,519            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.668471                10.953304             2.67%              11,398            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.245290                10.668471             4.13%             325,129            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.236779                10.245290             0.08%                 746            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                10.236779             2.37%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.186035                  6.145006            18.49%              76,524            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                6.259448                  5.186035           -17.15%              86,653            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.126129                  6.259448           -22.97%              68,912            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.126129           -18.74%           4,329,030            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.334963                  3.370605            44.35%              46,845            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                4.011291                  2.334963           -41.79%              64,719            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                6.494235                  4.011291           -38.23%              58,064            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 6.494235           -35.06%           4,189,978            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.085688                 10.274404            45.00%               1,342            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.085688           -29.14%               4,662            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.506173                  5.974486            32.58%              30,241            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                6.159009                  4.506173           -26.84%              46,849            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.162793                  6.159009           -24.55%              53,152            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.162793           -18.37%           2,381,296            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.732399                 10.252980            32.60%              26,277            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 7.732399           -22.68%              21,401            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000                12.182950            21.83%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.226131                13.278896            29.85%              21,241            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.108196                10.226131           -27.52%              23,467            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.536223                14.108196            -2.94%               9,031            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.583934                14.536223            -0.33%             208,119            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.875671                14.583934            13.27%               1,484            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.875671            28.76%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000                10.002124             0.02%               2,435            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.059629                12.696840            26.22%              34,085            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.446438                10.059629           -30.37%              24,954            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                19.455564                14.446438           -25.75%              20,286            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                21.331920                19.455564            -8.80%           1,123,863            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.065578                21.331920            51.66%               2,947            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                14.065578            40.66%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     8.906424                 11.857262            33.13%               4,533            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.914038                 8.906424           -25.24%               8,188            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.442244                11.914038            -4.25%               6,294            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.536312                12.442244            -0.75%             281,320            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.847572                12.536312             5.81%               6,154            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.847572            18.48%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.055227                12.445509            23.77%              49,504            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.130362                10.055227           -28.84%              39,739            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                20.863367                14.130362           -32.27%              38,543            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                23.849355                20.863367           -12.52%           1,789,761            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.180191                23.849355            80.95%              25,493            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                13.180191            31.80%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Oppenheimer Variable     11.279831                14.556280            29.05%              80,392            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                15.649321                11.279831           -27.92%              72,163            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                18.165855                15.649321           -13.85%              40,004            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                18.474301                18.165855            -1.67%           2,558,064            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.233333                18.474301            39.60%               3,947            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                13.233333            32.23%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.322604                  8.911680            40.95%              55,757            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.239576                  6.322604           -23.27%              67,335            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.505903                  8.239576           -13.32%              36,909            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 9.505903            -4.94%             384,262            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000                14.214155            42.14%              16,741            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.419845                 11.763806            24.88%              55,534            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.771303                 9.419845           -19.98%              55,406            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.296520                11.771303           -11.47%              53,397            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.788879                13.296520           -10.09%           2,235,906            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.329765                14.788879            19.94%              11,086            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.329765            23.30%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Strong Opportunity       6.694178                  9.038605            35.02%              49,323            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.282194                  6.694178           -27.88%              41,525            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.781883                  9.282194            -5.11%              13,882            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 9.781883            -2.18%             701,654            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       The Universal            18.610910                23.451931            26.01%               5,755            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                17.290213                18.610910             7.64%               3,520            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                15.936413                17.290213             8.50%               2,809            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.516616                15.936413             9.78%              44,224            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.385439                14.516616            27.50%                   0            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                11.385439            13.85%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       The Universal            8.117559                 10.193349            25.57%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.117559           -18.82%                   0            2002*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       The Universal            4.066580                  5.681499            39.71%               8,861            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                5.994160                  4.066580           -32.16%               8,596            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                8.605609                  5.994160           -30.35%               3,058            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 8.605609           -13.94%              65,457            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       The Universal            13.230935                17.930553            35.52%              28,210            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.532141                13.230935            -2.23%              21,342            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.501983                13.532141             8.24%               7,616            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.033260                12.501983             3.90%             250,282            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        13.216913                20.083913            51.96%               4,338            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                13.812362                13.216913            -4.31%               6,607            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                14.275487                13.812362            -3.24%               5,700            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                24.916384                14.275487           -42.71%             108,920            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.623166                24.916384            97.39%              15,963            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                12.623166            26.23%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Van Eck Worldwide        10.964166                15.676233            42.98%               6,677            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.450041                10.964166            -4.24%               3,600            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                12.974758                11.450041           -11.75%               1,703            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.817233                12.974758             9.80%              66,861            2000
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.909760                 11.817233            19.25%                 175            1999
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.000000                 9.909760            -0.90%                   0            1998*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Victory Variable         7.301608                  9.712184            33.01%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.678106                  7.301608           -24.56%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.790234                  9.678106            -1.15%                   0            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.047544                 9.790234            -2.56%             495,419            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       Victory Variable         10.181014                13.113602            28.80%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                10.891881                10.181014            -6.53%                   0            2002
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                11.785267                10.891881            -7.58%                   0            2001
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
                                9.884365                 11.785267            19.23%              17,973            2000*
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------
       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------

       ------------------------ --------------------- ----------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.184139            9.380475                  14.62%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.022749           8.184139                 -18.34%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.022749                  0.23%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.270701            8.962448                  23.27%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.996881            7.270701                 -27.27%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.996881                  -0.03%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.673888            9.790271                  27.58%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.299485           7.673888                 -25.49%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.299485                  2.99%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.266851            10.131479                 22.56%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.942134            8.266851                 -16.85%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.942134                  -0.58%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.177656            10.396068                 27.13%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.177656                 -18.22%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.931778            8.540327                  23.21%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.090924           6.931778                 -31.31%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.090924                  0.91%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.174309            11.689405                 27.41%              22,911            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.551890           9.174309                 -20.58%              17,795            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.797950           11.551890                 -9.74%              14,670            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.534695           12.797950                -11.95%              95,913            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.502898           14.534695                 16.25%               4,843            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.502898                 25.03%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.728132            10.704526                 22.64%              27,772            2003*
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.128268           8.728132                 -21.57%              29,246            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.953179           11.128268                -30.24%              31,651            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.471172           15.953179                -18.07%             118,483            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.049887           19.471172                 61.59%              10,374            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.049887                 20.50%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.033520            9.852618                  22.64%               4,925            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.033520                 -19.66%               2,913            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.957490            9.789838                  23.03%               1,469            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.957490                 -20.43%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.249189           15.559667                 27.03%              70,979            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.232053           12.249189                -13.93%              79,064            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.807784           14.232053                 11.12%              43,801            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.005082           12.807784                 16.38%              39,166            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.268440           11.005082                 -2.34%               6,703            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.268440                 12.68%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.219974                  2.20%               9,867            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.258747            11.109714                 34.52%                 387            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.480972           8.258747                 -21.20%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.480972                  4.81%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.898637            9.762273                  23.59%                 460            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.183502           7.898637                 -22.44%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.183502                  1.84%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.042771            9.793406                  21.77%                 465            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.161508           8.042771                 -20.85%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.161508                  1.62%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.050479            8.890913                  26.10%                 497            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.295107           7.050479                 -31.52%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.295107                  2.95%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.518453            10.935270                 45.45%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.592951           7.518453                 -35.15%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.494084           11.592951                -29.71%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.656350           16.494084                -20.15%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.826101           20.656350                 61.05%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.826101                 28.26%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Credit Suisse Trust -    7.689031            10.080063                 31.10%                 625            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.746211            7.689031                 -21.11%                 646            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.731669           9.746211                 -23.45%                 646            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.441358           12.731669                -27.00%                 646            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.540306           17.441358                 51.13%                 455            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.540306                 15.40%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Credit Suisse Trust -    10.048782           12.388960                 23.29%               4,022            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.265780           10.048782                -24.25%               5,969            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.342824           13.265780                 -0.58%               5,494            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.436688           13.342824                  7.29%               7,975            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.884096           12.436688                  4.65%               3,588            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.884096                 18.84%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Investment       7.597901            10.311541                 35.72%               4,302            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.597901                 -24.02%                 962           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Dreyfus Socially     7.654150            9.499959                  24.12%              17,791            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.936572           7.654150                 -30.01%              18,256            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.342049           10.936572                -23.74%              19,570            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.364824           14.342049                -12.36%             137,006            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.772030           16.364824                 28.13%               3,255            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.772030                 27.72%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Stock Index      8.743455            11.055229                 26.44%             129,995            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.433642           8.743455                 -23.53%             123,020            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.219073           11.433642                -13.51%             106,147            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.792159           13.219073                -10.63%             435,678            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.451705           14.792159                 18.80%              54,221            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.451705                 24.52%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         9.744716            11.630648                 19.35%              26,637            2003
       Investment Fund -
       Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.878721           9.744716                 -17.96%              46,233            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.298747           11.878721                -10.68%              35,755            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.588614           13.298747                 -2.13%              55,696            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.377494           13.588614                  9.78%              10,898            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.377494                 23.77%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         8.489452            11.012255                 29.72%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.656860           8.489452                 -20.34%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.656860                  6.57%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.682357            11.661488                 34.31%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.042606           8.682357                 -13.54%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.042606                  0.43%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Federated Insurance      12.176693           12.551247                  3.08%              91,479            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.309545           12.176693                  7.67%              96,464            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.630687           11.309545                  6.39%              44,981            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.770666            10.630687                  8.80%              58,691            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.770666                  -2.29%               1,545           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP             10.068066           12.914155                 28.27%              76,444            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.314799           10.068066                -18.24%              90,090            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.173869           12.314799                 -6.52%              54,239            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.347825           13.173869                  6.69%             203,238            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.797885           12.347825                  4.66%              12,312            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.797885                 17.98%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Growth      8.514851            11.136737                 30.79%              76,874            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.384853           8.514851                 -31.25%              76,572            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.284127           12.384853                -18.97%              65,284            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.446540           15.284127                -12.39%             459,713            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.901477           17.446540                 35.23%              19,321            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.901477                 29.01%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP High        7.560980            9.456304                  25.07%              41,473            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                7.408079            7.560980                   2.06%              26,041            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.537159            7.408079                 -13.23%              24,216            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.198884           8.537159                 -23.77%             151,506            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.519957           11.198884                  6.45%               6,470            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.519957                  5.20%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    8.278081            11.676982                 41.06%               6,140            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.550644           8.278081                 -21.54%               6,166            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.606956           10.550644                -22.46%               8,322            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.085125           13.606956                -20.36%              30,791            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.175055           17.085125                 40.33%               1,737            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.175055                 21.75%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    7.718997            10.891962                 41.11%              10,590            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.718997                 -22.81%              10,123           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP II          11.062836           13.986657                 26.43%              37,477            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.400091           11.062836                -10.78%              35,257            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.365961           12.400091                -13.68%              26,256            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.633362           14.365961                 -8.11%             218,098            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.784276           15.633362                 22.29%              11,727            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.784276                 27.84%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.114979                  1.15%               4,768            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Fidelity VIP III         6.672816            8.522420                  27.72%               3,173            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                8.676041            6.672816                 -23.09%               3,173            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.295564           8.676041                 -15.73%               3,274            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.619265           10.295564                -18.41%              54,350            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.297109           12.619265                  2.62%               1,052            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           12.297109                 22.97%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Fidelity VIP III Value   7.433831            11.554180                 55.43%               2,301            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           7.433831                 -25.66%               1,289            2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Financial Investors      8.871464            12.433110                 40.15%               1,853            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.068170           8.871464                 -19.85%               1,853            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           11.068170                 10.68%                   0            2001*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Financial Investors      7.463332            9.453845                  26.67%               2,113            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.254587           7.463332                 -27.22%               2,113            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           10.254587                  2.55%                   0            2001*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Franklin Templeton       7.852023            10.252048                 30.57%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           7.852023                 -21.48%                   0            2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       GVIT Comstock GVIT       7.757941            10.043723                 29.46%              13,413            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.521790           7.757941                 -26.27%              12,763            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.160926           10.521790                -13.48%               9,930            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                13.812331           12.160926                -11.96%              79,672            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.834345           13.812331                 16.71%               3,648            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           11.834345                 18.34%                   0            1998*
                                ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.678415                 36.78%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    13.418734           17.797782                 32.63%              18,139            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                16.084876           13.418734                -16.58%              26,674            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                16.547367           16.084876                 -2.79%              10,010            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                14.580726           16.547367                 13.49%              49,069            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.241505           14.580726                 19.11%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           12.241505                 22.42%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.900524            11.924059                 20.44%              29,132            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.737236            9.900524                   1.68%              22,276            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.486372            9.737236                   2.64%              13,505            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.499020           9.486372                  -9.65%              55,036            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.329379           10.499020                  1.64%               5,522            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.329379                  3.29%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.768606            11.018589                 62.79%               1,633            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.106355            6.768606                 -16.50%               1,688            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.680573            8.106355                  -6.61%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.680573                 -13.19%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.495729            12.198995                 62.75%               2,895            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.495729                 -25.04%               3,323            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.795864            12.256137                 39.34%                 677            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.795864                 -12.04%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.422011            11.346316                 34.72%               2,494            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.422011                 -15.78%                 538            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.906091            2.914558                  52.91%                   0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.382136            1.906091                 -43.64%                  49            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.995625            3.382136                 -43.59%                 958            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.995625                 -40.03%               8,273            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.116977            10.879360                 52.86%                 803            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.116977                 -28.83%                 634            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.915587            9.681501                  22.31%                  92            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.915587                 -20.84%                  91            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.121079           12.178075                  0.47%             123,664            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.087778           12.121079                  9.32%             133,187            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.496056           11.087778                  5.64%              80,294            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.467860            10.496056                 10.86%              19,860            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.843122            9.467860                  -3.81%              13,832            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.843122                  -1.57%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.590315            6.001871                  30.75%              10,511            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.538172            4.590315                 -29.79%               9,616            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.237443            6.538172                 -29.22%               9,869            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.764281           9.237443                 -27.63%              34,347            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.427070           12.764281                  2.71%              12,046            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.427070                 24.27%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.841394            6.467638                  33.59%               1,458            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.476357            4.841394                 -25.25%               1,458            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.216139            6.476357                 -29.73%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.216139                  -7.84%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.756602            10.339912                 33.30%                 392            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.756602                 -22.43%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.909899            10.533052                  6.29%              12,387            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.909899                  -0.90%               1,737           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.507569            10.647898                 11.99%               9,636            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.507569                  -4.92%               1,794           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.012363            10.657265                 18.25%              60,134            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.012363                  -9.88%               9,317           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.566085            10.685816                 24.75%              16,960            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.566085                 -14.34%               9,598           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.215054            10.670649                 29.89%              21,388            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.215054                 -17.85%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   8.175099            11.284555                 38.04%               7,878            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.177611           8.175099                 -37.96%               8,811            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                19.198852           13.177611                -31.36%               9,009            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                23.032196           19.198852                -16.64%              72,343            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.655972           23.032196                 81.99%               2,523            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.655972                 26.56%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.066732           10.968931                 -0.88%              93,668            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.100780           11.066732                 -0.31%             135,868            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.878760           11.100780                  2.04%              86,869            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.415808           10.878760                  4.44%             431,824            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.085474           10.415808                  3.28%              54,496            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.085474                  0.85%                   0            1998
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.603482            10.806133                 25.60%              34,413            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.568710           8.603482                 -18.59%              39,500            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.169023           10.568710                -13.15%              39,070            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.620906           12.169023                 -3.58%             145,298            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.981226           12.620906                  5.34%              16,333            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.981226                 19.81%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.109258            11.269271                 23.71%                 100            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.109258                  -8.91%              12,700           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.473837            11.219200                 50.11%              31,556            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.473837                 -25.26%                 781           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.497562            10.048253                 34.02%                 604            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.202185           7.497562                 -26.51%               1,512            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.758477           10.202185                -20.04%               1,257            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.771891           12.758477                -13.63%               6,307            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.199950           14.771891                 21.08%                  21            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.199950                 22.00%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.000000           13.548477                 35.48%                 200           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.671672            12.791193                 32.25%              13,322            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.718863           9.671672                 -34.29%              11,968            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.761357           14.718863                -12.19%               6,537            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                20.297724           16.761357                -17.42%              47,091            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           20.297724                102.98%                   0           1999*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT GVIT Small Cap      16.192394           25.018122                 54.51%              41,387            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                22.570133           16.192394                -28.26%              34,290            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.864340           22.570133                 26.34%              19,965            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.308373           17.864340                  9.54%              43,277            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.951308           16.308373                 25.92%               2,363            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.951308                 29.51%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.790055           19.154484                 38.90%              29,334            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.934952           13.790055                -18.57%              30,992            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                18.430186           16.934952                 -8.11%              22,580            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.180698           18.430186                  7.27%              76,303            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.110854           17.180698                 41.86%               6,045            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.110854                 21.11%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT J.P. Morgan GVIT    8.524600            9.943010                  16.64%              33,583            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.869728            8.524600                 -13.63%              37,581            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.403190           9.869728                  -5.13%              13,204            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.597955           10.403190                 -1.84%              67,511            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.666693           10.597955                 -0.64%                 786            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.666693                  6.67%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Van Kampen GVIT     11.547565           12.752538                 10.43%               7,493            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.935239           11.547565                  5.60%               3,912            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.656316           10.935239                  2.62%               1,021            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.238786           10.656316                  4.08%              80,072            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.235484           10.238786                  0.03%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.235484                  2.35%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Janus Aspen Series -     5.178331            6.132757                  18.43%              61,411            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                6.253323            5.178331                 -17.19%              64,157            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.122329            6.253323                 -23.01%              58,131            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.122329                 -18.78%             471,241           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Janus Aspen Series -     2.331479            3.363865                  44.28%              18,403            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                4.007355            2.331479                 -41.82%              20,558            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                6.491188            4.007355                 -38.26%              29,765            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           6.491188                 -35.09%             575,886           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Janus Aspen Series -     7.083279            10.265717                 44.93%               1,269            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.083279                 -29.17%                 540           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.499478            5.962587                  32.52%              25,083            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                6.152979            4.499478                 -26.87%              31,482            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                8.158972            6.152979                 -24.59%              44,316            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           8.158972                 -18.41%             325,621            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Janus Aspen Series -     7.729765            10.244286                 32.53%              18,317            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           7.729765                 -22.70%              17,652            2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.178822                 21.79%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Neuberger Berman AMT     10.204085           13.243553                 29.79%              17,164            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.084942           10.204085                -27.55%              32,582            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.519679           14.084942                 -2.99%              16,369            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.574691           14.519679                 -0.38%              15,118            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.874049           14.574691                 13.21%                 202            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.874049                 28.74%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Neuberger Berman AMT     10.000000           9.998725                  -0.01%                 741           2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Neuberger Berman AMT     10.037926           12.663026                 26.15%              25,961            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.422615           10.037926                -30.40%              21,286            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                19.433420           14.422615                -25.78%              19,213            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                21.318413           19.433420                 -8.84%             105,006            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.063808           21.318413                 51.58%               5,210            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           14.063808                 40.64%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Neuberger Berman AMT     8.887227            11.825710                 33.06%               4,953            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.894405           8.887227                 -25.28%               3,725            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.428094           11.894405                 -4.29%               1,004            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.528364           12.428094                 -0.80%               5,829            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.846069           12.528364                  5.76%                  76            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.846069                 18.46%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Oppenheimer Variable     10.033548           12.412379                 23.71%              14,463            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.107081           10.033548                -28.88%              17,912            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                20.839650           14.107081                -32.31%              12,079            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                23.834283           20.839650                -12.56%             149,774            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.178533           23.834283                 80.86%               1,127            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           13.178533                 31.79%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Oppenheimer Variable     11.255526           14.517548                 28.98%              66,079            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                15.623539           11.255526                -27.96%              69,480            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                18.145209           15.623539                -13.90%              42,400            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                18.462618           18.145209                 -1.72%             157,543            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.231670           18.462618                 39.53%              10,834            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           13.231670                 32.32%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.314040            8.895100                  40.88%              43,895            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.232600            6.314040                 -23.30%              69,553            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.502715            8.232600                 -13.37%              22,431            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.502715                  -4.97%              42,936           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Oppenheimer Variable     10.000000           14.209351                 42.09%              10,283           2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Oppenheimer Variable     9.399555            11.732516                 24.82%              47,833            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.751920           9.399555                 -20.02%              44,699            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.281403           11.751920                -11.52%              31,138            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.779520           13.281403                -10.14%             255,734            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.328212           14.779520                 19.88%               5,051            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.328212                 23.28%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Strong Opportunity       6.685114            9.021800                  34.95%              55,180            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.274332            6.685114                 -27.92%              63,158            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.778601            9.274332                  -5.16%              24,033            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.778601                  -2.21%              35,941           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       The Universal            18.570832           23.389566                 25.95%               3,980            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.261739           18.570832                  7.58%               1,498            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                15.918288           17.261739                  8.44%                  24            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.507420           15.918288                  9.73%               5,880            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.383996           14.507420                 27.44%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.383996                 13.84%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       The Universal            8.114795            10.184725                 25.51%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.114795                 -18.85%                   0           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       The Universal            4.061066            5.670913                  39.64%                 762            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                5.989084            4.061066                 -32.19%                 817            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.602719            5.989084                 -30.38%                 479            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.602719                 -13.97%               8,705           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       The Universal            13.202435           17.882880                 35.45%              19,745            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.509845           13.202435                 -2.28%              18,218            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.487759           13.509845                  8.18%               6,309            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.021218           12.487759                  3.88%               9,057           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        13.188423           20.030473                 51.88%               3,580            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                13.789595           13.188423                 -4.36%               3,362            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                14.259243           13.789595                 -3.29%               1,588            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                24.900624           14.259243                -42.74%              10,086            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.621572           24.900624                 97.29%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           12.621572                 26.22%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Van Eck Worldwide        10.940542           15.634516                 42.90%               2,347            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.431171           10.940542                 -4.29%               8,599            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.959993           11.431171                -11.80%                   0            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.809742           12.959993                  9.74%                  74            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.908503            11.809742                 19.19%                 296            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           9.908503                  -0.91%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Victory Variable         7.288675            9.690056                  32.95%               1,444            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.665888            7.288675                 -24.59%               1,444            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.782879            9.665888                  -1.20%               1,444            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.045034           9.782879                  -2.61%               7,848            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Victory Variable         10.162987           13.083749                 28.74%                  87            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.878118           10.162987                 -6.57%                  87            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.776397           10.878118                 -7.63%                  87            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.881888            11.776397                 19.17%               5,457            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.179476            9.370373                  14.56%              11,876            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.022125           8.179476                 -18.39%               2,587            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.022125                  0.22%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.266541            8.952785                  23.21%              13,457            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.996253            7.266541                 -27.31%               4,079            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.996253                  -0.04%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.669506            9.779716                  27.51%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.298840           7.669506                 -25.53%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.298840                  2.99%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.262126            10.120540                 22.49%              10,183            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.941509            8.262126                 -16.89%               4,739            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.941509                  -0.58%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.174876            10.387244                 27.06%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.174876                 -18.25%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.927821            8.531122                  23.14%              25,719            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.090295           6.927821                 -31.34%              24,782            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.090295                  0.90%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.154526            11.658279                 27.35%              85,571            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.532853           9.154526                 -20.62%              76,326            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.783396           11.532853                 -9.78%              28,701            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.525483           12.783396                -11.99%             116,969            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.501318           14.525483                 16.19%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.501318                 25.01%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.709328            10.676053                 22.58%              20,808            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.109924           8.709328                 -21.61%              23,080            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.935027           11.109924                -30.28%              32,398            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.458849           15.935027                -18.11%             239,024            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.048368           19.458849                 61.51%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.048368                 20.48%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.030782            9.844280                  22.58%              28,911            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.030782                 -19.69%              19,552            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.954778            9.781540                  22.96%              13,357            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.954778                 -20.45%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.222795           15.518266                 26.96%             181,023            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.208598           12.222795                -13.98%             149,797            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.793204           14.208598                 11.06%              52,901            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.998104           12.793204                 16.32%              69,378            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.267010           10.998104                 -2.39%               3,076            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.267010                 12.67%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.216492                  2.16%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.254034            11.097745                 34.45%              12,445            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.480321           8.254034                 -21.24%              12,638            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.480321                  4.80%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.894129            9.751754                  23.53%              26,213            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.182862           7.894129                 -22.48%              38,090            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.182862                  1.83%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.038186            9.782864                  21.70%              56,741            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.160876           8.038186                 -20.89%              34,368            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.160876                  1.61%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.046459            8.881331                  26.04%              18,729            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.294466           7.046459                 -31.55%              15,225            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.294466                  2.94%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.502227            10.906133                 45.37%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.573823           7.502227                 -35.18%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.475303           11.573823                -29.75%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.643272           16.475303                -20.19%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.824482           20.643272                 60.97%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.824482                 28.24%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.672436            10.053206                 31.03%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.730126            7.672436                 -21.15%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.717168           9.730126                 -23.49%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.430313           12.717168                -27.04%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.538849           17.430313                 51.06%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.538849                 15.39%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    10.027117           12.355985                 23.23%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.243925           10.027117                -24.29%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.327642           13.243925                 -0.63%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.428801           13.327642                  7.23%                 513            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.882597           12.428801                  4.60%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.882597                 18.83%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.595316            10.302820                 35.65%              64,294            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.595316                 -24.05%               1,722            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     7.637651            9.474668                  24.05%              16,937            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.918541           7.637651                 -30.05%              23,018            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.325738           10.918541                -23.78%              21,548            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.354471           14.325738                -12.40%             139,848            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.770419           16.354471                 28.07%                 180            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.770419                 27.70%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      8.724586            11.025774                 26.38%             225,318            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.414791           8.724586                 -23.57%             186,707            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.204037           11.414791                -13.55%             100,197            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.782794           13.204037                -10.68%             628,916            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.450128           14.782794                 18.74%               2,818            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.450128                 24.50%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         9.723715            11.599710                 19.29%              62,978            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.859151           9.723715                 -18.01%              46,815            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.283611           11.859151                -10.72%              18,042            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.580004           13.283611                 -2.18%              76,644            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.375935           13.580004                  9.73%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.375935                 23.76%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.484609            11.000389                 29.65%               3,696            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.656194           8.484609                 -20.38%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.656194                  6.56%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.677395            11.648919                 34.24%               8,897            2003
       Investment Fund -
       International Value
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.041976           8.677395                 -13.59%               1,234            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.041976                  0.42%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.154048           12.521545                  3.02%             241,234            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.294237           12.154048                  7.61%             187,171            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.621724           11.294237                  6.33%              51,709            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.767363            10.621724                  8.75%             130,194            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.767363                  -2.33%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             10.046372           12.879796                 28.20%             261,155            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.294512           10.046372                -18.29%             173,540            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.158890           12.294512                 -6.57%              52,229            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.339995           13.158890                  6.64%             217,555            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.796399           12.339995                  4.61%               2,679            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.796399                 17.96%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      8.496503            11.107117                 30.73%              88,111            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.364452           8.496503                 -31.28%              82,785            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.266755           12.364452                -19.01%              61,485            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.435504           15.266755                -12.44%             640,594            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.899854           17.435504                 35.16%               5,263            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.899854                 29.00%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        7.544684            9.431127                  25.00%              86,834            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.395859            7.544684                   2.01%              51,680            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.527425            7.395859                 -13.27%              29,264            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.191773           8.527425                 -23.81%             152,787            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.518622           11.191773                  6.40%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.518622                  5.19%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    8.260228            11.645888                 40.99%               7,273            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.533247           8.260228                 -21.58%               7,970            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.591466           10.533247                -22.50%               5,233            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.074312           13.591466                -20.40%              63,419            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.173522           17.074312                 40.26%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.173522                 21.74%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.716368            10.882746                 41.03%              16,224            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.716368                 -22.84%               8,197            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          11.038967           13.949406                 26.37%             150,133            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.379644           11.038967                -10.83%             106,318            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.349605           12.379644                -13.73%              43,664            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.623458           14.349605                 -8.15%             363,714            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.782661           15.623458                 22.22%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.782661                 27.83%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.111553                  1.12%               5,209            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         6.658420            8.499719                  27.65%              18,338            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.661731            6.658420                 -23.13%              19,282            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.283843           8.661731                 -15.77%              19,010            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.611273           10.283843                -18.46%             125,746            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.295562           12.611273                  2.57%                 109            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.295562                 22.96%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.431305            11.544394                 55.35%               2,765            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.431305                 -25.69%              64,476            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.865478            12.418421                 40.08%               1,627            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.066352           8.865478                 -19.89%               1,627            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.066352                 10.66%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.458308            9.442689                  26.61%              24,061            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.252905           7.458308                 -27.26%              20,181            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.252905                  2.53%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin                 7.849352            10.243358                 30.50%              30.50%            2003
       TempletonVariable
       Insurance Product
       Trust - Templeton
       Foreign Securities
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.849352                 -21.51%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       7.741201            10.016970                 29.40%              28,077            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.504440           7.741201                 -26.31%              21,255            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.147081           10.504440                -13.52%               9,144            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.803577           12.147081                -12.00%              93,946            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.832846           13.803577                 16.65%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.832846                 18.33%                   0            1998*
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.673781                 36.74%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    13.389824           17.750446                 32.57%              90,893            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.058378           13.389824                -16.62%              67,019            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.528554           16.058378                 -2.84%              21,569            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.571500           16.528554                 13.43%              65,021            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.239965           14.571500                 19.05%               2,028            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.239965                 22.40%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.879176            11.892325                 20.38%              86,973            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.721174            9.879176                   1.63%              73,276            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.475563            9.721174                   2.59%              22,330            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.492359           9.475563                  -9.69%              47,369            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.328064           10.492359                  1.59%                 327            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.328064                  3.28%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.760886            11.000440                 62.71%                 542            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.101230            6.760886                 -16.54%                 542            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.679512            8.101230                  -6.66%               1,040            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.679512                 -13.20%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.493172            12.188660                 62.66%               3,899            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.493172                 -25.07%               2,299            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.791707            12.244135                 39.27%               5,062            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.791707                 -12.08%                 359            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.418014            11.335187                 34.65%              10,037            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.418014                 -15.82%               1,476            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.903920            2.909762                  52.83%              10,201            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.379992            1.903920                 -43.67%              11,220            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.994889            3.379992                 -43.62%              22,181            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.994889                 -40.05%              13,012            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.114557            10.870138                 52.79%               2,432            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.114557                 -28.85%               2,229            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.911840            9.672009                  22.25%               3,026            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.911840                 -20.88%                 630            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.094979           12.145681                  0.42%             354,824            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.069522           12.094979                  9.26%             389,499            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.484119           11.069522                  5.58%             117,106            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.461864            10.484119                 10.80%             185,774            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.841878            9.461864                  -3.36%                 565            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.871878                  -1.58%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.580410            5.985870                  30.68%              18,660            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.527385            4.580410                 -29.83%              15,286            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.226923            6.527385                 -29.26%               4,765            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.756184           9.226923                 -27.67%              47,829            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.425504           12.756184                  2.66%               1,047            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.425504                 24.26%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.835860            6.456972                  33.52%                 929            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.472249            4.835860                 -25.28%                 929            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.215010            6.472249                 -29.76%                 929            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.215010                  -7.85%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.753975            10.331173                 33.24%                 644            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.753975                 -22.46%                  57           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.905214            10.522733                  6.23%              76,050            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.905214                  -0.95%              34,497           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.503076            10.637462                 11.94%             165,342            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.503076                  -4.97%              40,829           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.008104            10.646835                 18.19%             413,056            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.008104                  -9.92%             144,365           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.562027            10.675348                 24.68%             268,923            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.562027                 -14.38%             134,776           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.211169            10.660201                 29.83%              31,537            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.211169                 -17.89%               6,756           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   8.157459            11.254504                 37.97%              26,740            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.155873           8.157459                 -37.99%              19,708            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                19.177019           13.155873                -31.40%               8,110            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                23.017640           19.177019                -16.69%             117,300            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.654379           23.017640                 81.89%                  69            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.654379                 26.54%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.042864           10.939717                 -0.93%             140,277            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.082465           11.042864                 -0.36%             208,557            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.866357           11.082465                  1.99%             130,217            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.409189           10.866357                  4.39%             472,321            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.084183           10.409189                  3.22%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.084183                  0.84%                   0            1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.584915            10.777358                 25.54%              52,343            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.551259           8.584915                 -18.64%              44,142            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.155152           10.551259                -13.20%              25,911            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.612898           12.155152                 -3.63%             195,061            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.979709           12.612898                  5.29%               4,296            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.979709                 19.80%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.104949            11.258218                 23.65%               7,175            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.104949                  -8.95%               1,477           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.470286            11.208181                 50.04%              20,874            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.470286                 -25.30%               1,831           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.481395            10.021510                 33.95%               1,177            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.185366           7.481395                 -26.55%               2,584            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.743972           10.185366                -20.08%                 854            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.762540           12.743972                -13.67%              21,939            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.198407           14.762540                 21.02%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.198407                 21.98%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.000000           13.543884                 35.44%               1,573           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.653687            12.760922                 32.19%              41,820            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.698966           9.653687                 -34.32%              40,018            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.747262           14.698966                -12.23%              20,426            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.290923           16.747262                -17.46%              99,842            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           20.290923                102.91%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      16.157486           24.951544                 54.43%              60,341            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                22.532936           16.157486                -28.29%              56,128            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.844017           22.532936                 26.28%              18,876            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.298055           17.844017                  9.49%              44,629            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.949678           16.298055                 25.86%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.949678                 29.50%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.760315           19.103495                 38.83%              63,469            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.907018           13.760315                -18.61%              59,429            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.409209           16.907018                 -8.16%              30,953            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.169820           18.409209                  7.22%             180,837            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.169820           17.169820                 41.79%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.109325                 21.09%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    8.506213            9.916530                  16.58%              95,903            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.853445            8.506213                 -13.67%              79,559            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.391332           9.853445                  -5.18%              24,071            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.591234           10.391332                 -1.89%             107,502            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.665345           10.591234                 -0.69%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.665345                  6.65%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.522667           12.718597                 10.38%              48,160            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.917216           11.522667                  5.55%              22,842            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.644186           10.917216                  2.57%               6,240            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.232296           10.644186                  4.03%              45,904            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.234182           10.232296                 -0.02%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.234182                  2.34%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.170642            6.120554                  18.37%             103,643            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.247210            5.170642                 -17.23%             115,811            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.118530            6.247210                 -23.05%              91,371            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.118530                 -18.81%             864,147            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.328014            3.357170                  44.21%              11,384            2003
       Global Technology
       Portfolio: Service
       Shares-Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.003432            2.328014                 -41.85%              15,294            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.488148            4.003432                 -38.30%              25,926            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.488148                 -35.12%             924,135            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.080856            10.257004                 44.86%               5,674            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.080856                 -29.19%               4,212            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.492787            5.950696                  32.45%              31,283            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.146956            4.492787                 -26.91%              45,369            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.155155            6.146956                 -24.62%              55,044            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.155155                 -18.45%             434,238            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.727134            10.235608                 32.46%              24,354            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.727134                 -22.73%              15,995            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.174698                 21.75%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.182084           13.208305                 29.72%              34,696            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.061726           10.182084                -27.59%              33,456            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.503162           14.061726                 -3.04%              22,609            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.565469           14.503162                 -0.43%              33,640            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.872425           14.565469                 13.15%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.872425                 28.72%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.995324                  -0.05%               2,744            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.016277           12.629313                 26.09%              25,387            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.398827           10.016277                -30.44%              22,416            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.411326           14.398827                -25.82%              14,841            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                21.304943           19.411326                 -8.89%             208,480            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.062035           21.304943                 51.51%               1,708            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.062035                 40.62%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     8.868057            11.794211                 33.00%              12,774            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.874797           8.868057                 -25.32%              12,495            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.413955           11.874797                 -4.34%               6,243            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.520433           12.413955                 -0.85%              37,502            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.844579           12.520433                  5.71%                 293            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.844579                 18.45%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.011907           12.379330                 23.65%              36,889            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.083811           10.011907                -28.91%              36,267            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.815942           14.083811                -32.34%              33,746            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.819210           20.815942                -12.61%             206,899            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.176875           23.819210                 80.77%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.176875                 31.77%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     11.231257           14.478903                 28.92%             169,320            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.597781           11.231257                -27.99%             148,182            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.124562           15.597781                -13.94%              58,354            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.450922           18.124562                 -1.77%             260,506            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.230001           18.450922                 39.46%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.230001                 32.30%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.305481            8.878533                  40.81%             137,512            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.225627            6.305481                 -23.34%             140,510            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.499528            8.225627                 -13.41%              56,659            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.499528                  -5.00%              41,425            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.204530                 42.05%              34,592            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.379287            11.701284                 24.76%             130,087            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.732552           9.379287                 -20.06%             117,868            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.266293           11.732552                -11.56%              35,242            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.770155           13.266293                -10.18%             244,548            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.326652           17.770155                 19.82%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.326652                 23.27%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.676060            9.005020                  34.89%             110,457            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.266486            6.676060                 -27.95%              93,248            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.775318            9.266486                  -5.21%              37,689            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.775318                  -2.25%              38,021            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            18.530862           23.327390                 25.88%               9,268            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.233321           18.530862                  7.53%               2,227            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.900192           17.233321                  8.38%                 491            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.498248           15.900192                  9.67%               6,106            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.382564           14.498248                 27.37%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.382564                 13.83%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.112030            10.176086                 25.44%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.112030                 -18.88%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.055570            5.660359                  39.57%               6,644            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.984011            4.055570                 -32.23%               5,952            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.599825            5.984011                 -30.42%               3,425            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.599825                 -14.00%               1,926            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            13.173972           17.835262                 35.38%              63,971            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.487571           13.173972                 -2.33%              41,457            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.473542           13.487571                  8.13%              12,553            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.009181           12.473542                  3.87%               2,040            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        13.159985           19.977155                 51.80%               2,742            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.766864           13.159985                 -4.41%               2,895            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.243025           13.766864                 -3.34%               2,430            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                24.884920           14.243025                -42.76%              17,622            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.619986           24.884920                 97.19%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.619986                 26.20%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        10.916950           15.592895                 42.83%               4,172            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.412316           10.916950                 -4.34%               4,624            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.945227           11.412316                -11.84%               3,279            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.802251           12.945227                  9.68%               2,695            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.907247            11.802251                 19.13%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.907247                  -0.93%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.275772            9.668003                  32.88%               5,677            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.653677            7.275772                 -24.63%               5,677            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.775505            9.653677                  -1.25%               5,205            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.042508           9.775505                  -2.66%               9,949            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         10.144994           13.053974                 28.67%                 123            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.864384           10.144994                 -6.62%                 123            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.767536           10.864384                 -7.67%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.879413            11.767536                 19.11%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.174790            9.360253                  14.50%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.021494           8.174790                 -18.43%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.021494                  0.21%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.262391            8.943132                  23.14%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.995625            7.262391                 -27.34%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.995625                  -0.04%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.665130            9.769188                  27.45%               1,364            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.298199           7.665130                 -25.57%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.298199                  2.98%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.257404            10.109633                 22.43%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.940886            8.257404                 -16.93%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.940886                  -0.59%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.172087            10.378445                 27.00%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.172087                 -18.28%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.923853            8.521900                  23.08%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.089663           6.923853                 -31.38%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.089663                  0.90%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.134791            11.627252                 27.29%              65,723            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.513844           9.134791                 -20.66%              38,437            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.768846           11.513844                 -9.83%               8,195            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.516288           12.768846                -12.04%             131,827            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.499739           14.516288                 16.13%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.499739                 25.00%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.690538            10.647602                 22.52%               8,567            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.091611           8.690538                 -21.65%              11,390            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.916904           11.091611                -30.32%               8,176            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.446544           15.916904                -18.15%              79,650            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.046847           19.446544                 61.42%                  15            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.046847                 20.47%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.028048            9.835934                  22.52%              35,893            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.028048                 -19.72%              21,902            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.952075            9.773254                  22.90%               2,407            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.952075                 -20.48%               1,949            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.196439           15.476950                 26.90%             190,857            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.185172           12.196439                -14.02%             123,246            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.778642           14.185172                 11.01%              37,753            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.991130           12.778642                 16.26%              20,422            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.265587           10.991130                 -2.44%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.265587                 12.66%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.213008                  2.13%              34,349            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.249323            11.085788                 34.38%               4,312            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.479668           8.249323                 -21.28%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.479668                  4.80%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       B&T Variable Insurance   7.889625            9.741250                  23.47%              11,216            2003
       Funds - Capital
       Manager Aggressive
       Growth Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.182226           7.889625                 -22.52%               8,278            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.182226                  1.82%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.033595            9.772302                  21.64%               8,619            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.160238           8.033595                 -20.93%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.160238                  1.60%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.042420            8.717736                  25.98%               5,532            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.293819           7.042420                 -31.59%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.293819                  2.94%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.486045            10.877095                 45.30%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.554752           7.486045                 -35.21%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.456572           11.554752                -29.79%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.630231           16.456572                -20.23%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.822867           20.630231                 60.89%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.822867                 28.23%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Credit Suisse Trust -    7.655883            10.026413                 30.96%                 199            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.714079            7.655883                 -21.19%                 199            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.702702           9.714079                 -23.53%                 199            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                17.419297           12.702702                -27.08%                 199            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.537392           17.419297                 50.98%                  78            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.537392                 15.37%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Credit Suisse Trust -    10.005487           12.323079                 23.16%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.222072           10.005487                -24.33%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.312463           13.222072                 -0.68%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.420923           13.312463                  7.18%               3,507            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.881095           12.420923                  4.54%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.881095                 18.81%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Investment       7.592743            10.294104                 35.58%              66,286            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.592743                 -24.07%               5,929           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Dreyfus Socially     7.621164            9.449413                  23.99%              14,355            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.900528           7.621164                 -30.08%              11,664            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.309420           10.900528                -23.82%              10,023            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.344103           14.309420                -12.45%             119,910            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.768801           16.344103                 28.00%                 160            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.768801                 27.69%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Stock Index      8.705780            10.996431                 26.31%             336,359            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.395964           8.705780                 -23.61%             270,417            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.188992           11.395964                -13.59%              67,222            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.773416           13.188992                -10.72%             318,672            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.448554           14.773416                 18.68%               1,231            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.448554                 24.49%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         9.702740            11.568814                 19.23%              63,447            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.839596           9.702740                 -18.05%              33,498            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.268495           11.839596                -10.77%              11,366            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.571399           13.268495                 -2.23%              16,219            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.374369           13.571399                  9.67%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.374369                 23.74%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         8.479755            10.988516                 29.59%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.655525           8.479755                 -20.42%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.655525                  6.56%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.672444            11.636363                 34.18%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.041345           8.672444                 -13.63%                   0            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.041345                  0.41%                   0           2001*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Federated Insurance      12.131471           12.491949                  2.97%             274,084            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.278978           12.131471                  7.56%             115,266            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.612780           11.278978                  6.28%              31,371            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.764075            10.612780                  8.69%              54,490            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.764075                  -2.36%                   0           1999*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP             10.024679           12.845461                 28.14%             264,306            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.274215           10.024679                -18.33%             134,348            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.143893           12.274215                 -6.62%              35,930            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.332164           13.143893                  6.58%             141,876            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.794908           12.332164                  4.55%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.794908                 17.95%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP Growth      8.478157            11.077503                 30.66%             141,193            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.344049           8.478157                 -31.32%              98,327            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                15.249368           12.344049                -19.05%              28,846            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.424460           15.249368                -12.48%             275,368            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.898222           17.424460                 35.09%               1,135            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.898222                 28.98%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP High        7.528392            9.406006                  24.94%              83,132            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                7.383653            7.528392                   1.96%              47,729            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.517712            7.383653                 -13.31%               9,500            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.184683           8.517712                 -23.84%              47,853            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.517295           11.184683                  6.35%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.517295                  5.17%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP Overseas    8.242406            11.614887                 40.92%               2,964            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.515875           8.242406                 -21.62%               3,206            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.576001           10.515875                -22.54%               2,147            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.063506           13.576001                -20.44%              44,427            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.171984           17.063506                 40.19%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.171984                 21.72%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP Overseas    7.713742            10.873513                 40.96%              21,959            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.713742                 -22.86%               9,925           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP II          11.015156           13.912260                 26.30%             163,997            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.359225           11.015156                -10.88%              94,883            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.333260           12.359225                -13.77%              16,938            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                15.613554           14.333260                 -8.20%             143,700            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.781050           15.613554                 22.16%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.781050                 27.81%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.108120                  1.08%               9,174           2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP III         6.644054            8.477086                  27.59%               3,462            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.647434            6.644054                 -23.17%               3,636            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.272119           8.647434                 -15.82%               4,249            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.603267           10.272119                 18.50%              38,797            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.294002           12.603267                  2.52%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.294002                 22.94%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Fidelity VIP III Value   7.428775            11.534626                 55.27%              33,509            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.428775                 -25.71%              29,606           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Financial Investors      8.859519            12.403777                 40.01%                 964            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.064534           8.859519                 -19.93%                 964            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.064534                 10.65%                   0           2001*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Financial Investors      7.453289            9.431560                  26.54%               3,439            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.251218           7.453289                 -27.29%               6,885            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.251218                  2.51%                   0           2001*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Franklin Templeton       7.846679            10.234685                 30.43%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.846679                 -21.53%                   0           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Comstock GVIT       7.724509            9.990303                  29.33%              38,947            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.487119           7.724509                 -26.34%              12,073            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.133258           10.487119                -13.57%               7,144            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.794835           12.133258                -12.04%              38,778            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.831350           13.794835                 16.60%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.831350                 18.31%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Dreyfus GVIT        10.000000           13.669144                 36.69%               2,202           2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Dreyfus GVIT Mid    13.360934           17.703153                 32.50%              83,268            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.031888           13.360934                -16.66%              48,481            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.509731           16.031888                 -2.89%              15,776            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.562264           16.509731                 13.37%              30,923            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.238420           14.562264                 18.99%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.238420                 22.38%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.857878            11.860661                 20.32%              55,738            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.705141            9.857878                   1.57%              25,466            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.464778            9.705141                   2.54%               4,503            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.485712           9.464778                  -9.74%              33,820            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.326759           10.485712                  1.54%                 131            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.326759                  6.27%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       6.753156            10.982304                 62.62%                 128            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.096093            6.753156                 -16.59%                 128            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.678451            8.096093                  -6.71%                   0            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.678451                 -13.22%                   0           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.490620            12.178340                 62.58%              13,296            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.490620                 -25.09%               1,192           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.787543            12.232126                 39.20%               7,398            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.787543                 -12.12%              10,495           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.414030            11.324074                 34.59%              12,065            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.414030                 -15.86%              11,407           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       1.901728            2.904946                  52.75%               1,376            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                3.377839            1.901728                 -43.70%               1,376            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                5.994151            3.377839                 -43.65%               3,966            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           5.994151                 -40.06%               2,842           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.112126            10.860924                 52.71%              12,103            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.112126                 -28.88%                 271           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.908084            9.662506                  22.19%               5,582            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.908084                 -20.92%               3,142           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       12.068906           12.113343                  0.37%             277,624            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.051278           12.068906                  9.21%             181,015            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.472185           11.051278                  5.53%              52,943            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.455873            10.472185                 10.75%              41,307            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.840635            9.455873                  -3.91%                 213            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.840635                  -1.59%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.570511            5.969902                  30.62%               6,862            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                6.516595            4.570511                 -29.86%               3,553            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.216406            6.516595                 -29.29%                  29            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.748099           9.216406                 -27.70%               7,849            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.423931           12.748099                  2.61%               1,104            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.423931                 24.24%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.830339            6.446338                  33.46%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                6.468145            4.830339                 -25.32%                   0            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.213885            6.468145                 -29.80%                   0            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.213885                  -7.86%                   0           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.751335            10.322414                 33.17%               7,736            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.751335                 -22.49%               2,119           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.900522            10.512395                  6.18%             100,728            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.900522                  -0.99%              86,813           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.498578            10.627027                 11.88%             245,227            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.498578                  -5.01%              72,658           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.003831            10.636383                 18.13%             516,316            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.003831                  -9.96%             180,892           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.557964            10.664866                 24.62%             269,702            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.557964                 -14.42%              45,569           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.207270            10.649717                 29.76%             172,091            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.207270                 -17.93%              10,696           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   8.139837            11.224491                 37.90%              40,054            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                13.134144           8.139837                 -38.03%              26,327            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                19.155179           13.134144                -31.43%               2,445            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                23.003080           19.155179                -16.73%              40,471            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.652786           23.003080                 81.80%                  74            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.652786                 26.53%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       11.019038           10.910569                 -0.98%             161,687            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.064171           11.019038                 -0.41%             180,353            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.853962           11.064171                  1.94%              64,750            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.402569           10.853962                  4.34%              74,374            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.082892           10.402569                  3.17%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.082892                  0.83%                   0            1998
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.566400            10.748649                 25.47%              65,223            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.533860           8.566400                 -18.68%              37,106            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.141316           10.533860                -13.24%              17,551            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.604902           12.141316                 -3.68%              52,480            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                11.978202           12.604902                  5.23%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           11.978202                 19.78%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.100645            11.247196                 23.59%                 273            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           9.100645                  -8.99%               1,566           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.466744            11.197192                 49.96%               7,569            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.466744                 -25.33%                 704           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.465251            9.994811                  33.88%               1,643            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.168561           7.465251                 -26.58%               5,780            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.729459           10.168561                -20.12%               1,775            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.753188           12.729459                -13.72%               5,724            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.196868           14.753188                 20.96%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.196868                 21.97%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.000000           13.539299                 35.39%                 749           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.635711            12.730702                 32.12%              55,192            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                14.679081           9.635711                 -34.36%              41,973            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.733188           14.679081                -12.28%               3,801            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                20.284124           16.733188                -17.51%              53,552            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           20.284124                102.84%                   0           1999*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT GVIT Small Cap      16.122626           24.885091                 54.35%              79,476            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                22.495777           16.122626                -28.33%              58,548            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.823704           22.495777                 26.21%              21,490            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.287722           17.823704                  9.43%              17,571            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.948046           16.287722                 25.79%                  68            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.948046                 29.48%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.730651           19.052645                 38.76%              62,756            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                16.879142           13.730651                -18.65%              34,834            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                18.388267           16.879142                 -8.21%              10,214            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                17.158959           18.388267                  7.16%              26,528            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                12.107799           17.158959                 41.72%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           12.107799                 21.08%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT J.P. Morgan GVIT    8.487853            9.890109                  16.52%              56,472            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                9.837192            8.487853                 -13.72%              22,191            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.379505           9.837192                  -5.22%               7,416            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.584515           10.379505                 -1.94%              39,741            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.663998           10.584515                 -0.75%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.663998                  6.64%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       GVIT Van Kampen GVIT     11.497820           12.684724                 10.32%              47,044            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.899202           11.497820                  5.49%              25,626            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.632058           10.899202                  2.51%              14,248            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.225806           10.632058                  3.97%              36,389            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.232888           10.225806                 -0.07%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           10.232888                  2.33%                   0           1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Janus Aspen Series -     5.162942            6.108331                  18.31%             137,731            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                6.241085            5.162942                 -17.27%              89,778            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                8.114733            6.241085                 -23.09%              47,867            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           8.114733                 -18.85%             398,252           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Janus Aspen Series -     2.324540            3.350462                  44.13%              22,910            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                3.999498            2.324540                 -41.88%              25,525            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                6.485104            3.999498                 -38.33%              31,228            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           6.485104                 -35.15%             469,051           2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       Janus Aspen Series -     7.078454            10.248317                 44.78%               8,239            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
                                10.000000           7.078454                 -29.22%               3,936           2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------

       ------------------------ ------------------- -------------------- ------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     4.486092            5.938819                  32.38%              31,673            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.140922            4.486092                 -26.95%              36,791            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.151333            6.140922                 -24.66%              35,939            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.151333                 -18.49%             246,031           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.724506            10.226942                 32.40%              51,444            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.724506                 -22.75%              35,099           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     10.000000           12.170561                 21.71%                   0           2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     10.160128           13.173140                 29.66%              53,332            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.038550           10.160128                -27.63%              49,533            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.486662           14.038550                 -3.09%              12,889            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.556239           14.486662                 -0.48%              35,994            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.870796           14.556239                 13.10%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.870796                 28.71%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     10.000000           9.991948                  -0.08%               8,436           2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     9.994652            12.595653                 26.02%              68,453            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.375068           9.994652                 -30.47%              51,165            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                19.389212           14.375068                -25.86%              11,310            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                21.291440           19.389212                 -8.93%             102,529            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.060269           21.291440                 51.43%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           14.060269                 40.60%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     8.848923            11.762808                 32.93%               8,902            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.855202           8.848923                 -25.36%              10,407            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.399807           11.855202                 -4.39%               3,521            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.512486           12.399807                 -0.90%              18,658            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.843083           12.512486                  5.65%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.843083                 18.43%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Oppenheimer Variable     9.990303            12.346352                 23.58%              39,540            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.060573           9.990303                 -28.95%              29,618            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.792245           14.060573                -32.38%              16,966            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                23.804137           20.792245                -12.65%              65,387            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.175212           23.804137                 80.67%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           13.175212                 31.75%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     11.207016           14.440322                 28.85%             155,865            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                15.572047           11.207016                -28.03%              99,336            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                18.103937           15.572047                -13.99%              34,216            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                18.439240           18.103937                 -1.82%              73,250            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                13.228333           18.439240                 39.39%               1,078            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           13.228333                 32.28%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Oppenheimer Variable     6.296936            8.862004                  40.74%             114,549            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                8.218658            6.296936                 -23.38%             135,017            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.496340            8.218658                 -13.45%              39,353            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           9.496340                  -5.04%              11,159            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.199720                 42.00%              61,745            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Oppenheimer Variable     9.359056            11.670124                 24.69%             143,563            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.713202           9.359056                 -20.10%              91,235            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                13.251196           11.713202                -11.61%              17,357            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                14.760805           13.251196                -10.23%             185,809            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.325100           14.760805                 19.76%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           12.325100                 23.25%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Strong Opportunity       6.667013            8.988254                  34.82%             154,435            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.258644            6.667013                 -27.99%             125,999            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.772041            9.258644                  -5.25%              14,860            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           9.772041                  -2.27%               7,139            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       The Universal            18.490922           23.265299                 25.82%              23,672            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                17.204918           18.490922                  7.47%               4,505            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                15.882098           17.204918                  8.33%               1,378            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                14.489064           15.882098                  9.61%               1,591            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.381127           14.489064                 27.31%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           11.381127                 13.81%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       The Universal            8.109277            10.167476                 25.38%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           8.109277                 -18.91%                   0            2002*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       The Universal            4.050054            5.649809                  39.50%               9,947            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                5.978929            4.050054                 -32.26%               7,714            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                8.596944            5.978929                 -30.45%               2,112            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           8.596944                 -14.03%                 707            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            13.145572           17.787794                 35.31%              74,170            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                13.465327           13.145572                 -2.37%              37,423            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.459341           13.465327                  8.07%               5,462            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.997156           12.459341                  3.85%              10,046            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Van Eck Worldwide        13.131584           19.923949                 51.73%               7,767            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                13.744142           13.131584                 -4.46%               4,413            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                14.226803           13.744142                 -3.39%              12,341            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                24.869164           14.226803                -42.79%               7,493            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.618390           24.869164                 97.09%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           12.618390                 26.18%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Van Eck Worldwide        10.893391           15.551352                 42.76%               6,216            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.393485           10.893391                 -4.39%               2,759            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                12.930490           11.393485                -11.89%                 301            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.794757           12.930490                  9.63%                   0            2000
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.905995            11.794757                 19.07%                   0            1999
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.000000           9.905995                  -0.94%                   0            1998*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Victory Variable         7.262866            9.645954                  32.81%              15,268            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.641466            7.262866                 -24.67%               9,678            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.768142            9.641466                  -1.30%               2,097            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.039992           9.768142                  -2.71%              12,317            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       Victory Variable         10.127019           13.024218                 28.61%               3,212            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                10.850657           10.127019                 -6.67%               2,359            2002
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                11.758678           10.850657                 -7.72%                 950            2001
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
                                9.876931            11.758678                 19.05%                   0            2000*
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------
       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

       ------------------------ ------------------- -------------------- ------------------- ------------------- ------------

                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.170118            9.350154                  14.44%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.020866           8.170118                 -18.47%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.020866                  0.21%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.258231            8.933465                  23.08%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.995001            7.258231                 -27.38%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.995001                  -0.05%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.660739            9.758638                  27.39%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.297552           7.660739                 -25.61%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.297552                  2.98%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.252685            10.098727                 22.37%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.940266            8.252685                 -16.98%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.940266                  -0.60%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.169306            10.369651                 26.93%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.169306                 -18.31%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.919896            8.512706                  23.02%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.089031           6.919896                 -31.41%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.089031                  0.89%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.115086            11.596281                 27.22%              19,026            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.494846           9.115086                 -20.70%              11,815            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.754306           11.494846                 -9.87%               5,000            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.507084           12.754306                -12.08%              42,615            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.498159           14.507084                 16.07%                 158            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.498159                 24.98%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.671800            10.619263                 22.46%               2,726            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.073317           8.671800                 -21.69%               2,621            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.898785           11.073317                -30.35%               3,126            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.434239           15.898785                -18.19%              57,228            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.045328           19.434239                 61.34%                 184            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.045328                 20.45%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.025314            9.827587                  22.46%               4,902            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.025314                 -19.75%               3,207            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.949373            9.764966                  22.84%               8,209            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.949373                 -20.51%               2,968            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         12.170125           15.435721                 26.83%              28,763            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.161782           12.170125                -14.06%              16,646            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.764086           14.161782                 10.95%               6,998            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.984159           12.764086                 16.20%              11,113            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.264161           10.984159                 -2.49%                 113            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.264161                 12.64%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.209525                  2.10%                 290            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.244599            11.073826                 34.32%                 172            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.479011           8.244599                 -21.32%                 172            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.479011                  4.79%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.885104            9.730718                  23.41%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.181590           7.885104                 -22.56%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.181590                  1.82%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.029005            9.761770                  21.58%                 250            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.159601           8.029005                 -20.97%                 250            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.159601                  1.60%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.038393            8.862164                  25.91%                 272            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.293176           7.038393                 -31.62%                 272            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.293176                  2.93%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.469866            10.848074                 45.22%                  34            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.535653           7.469866                 -35.25%                  34            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.437806           11.535653                -29.82%                  34            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.617144           16.437806                -20.27%                  34            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.821248           20.617144                 60.80%                  23            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.821248                 28.21%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.639349            9.999695                  30.90%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.698035            7.639349                 -21.23%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.688214           9.698035                 -23.57%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.408242           12.688214                -27.11%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.535935           17.408242                 50.90%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.535935                 15.36%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    9.983912            12.290259                 23.10%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.200277           9.983912                 -24.37%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.297317           13.200277                 -0.73%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.413046           13.297317                  7.12%                 287            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.879593           12.413046                  4.49%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.879593                 18.80%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.590152            10.285373                 35.51%               2,626            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.590152                 -24.10%                 355            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     7.604702            9.424231                  23.93%              12,772            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.882532           7.604702                 -30.12%              11,228            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.293123           10.882532                -23.86%               7,240            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.333747           14.293123                -12.49%              78,518            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.767196           16.333747                 27.94%                 379            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.767196                 27.67%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      8.686976            10.967119                 26.25%              62,322            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.377149           8.686976                 -23.65%              35,783            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.173971           11.377149                -13.64%              21,294            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.764046           13.173971                -10.77%             199,143            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.446981           14.764046                 18.62%               1,841            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.446981                 24.47%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         9.681804            11.537984                 19.17%              13,462            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.820057           9.681804                 -18.09%               6,395            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.253384           11.820057                -10.81%               2,160            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.562791           13.253384                 -2.28%              35,768            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.372807           13.562791                  9.62%                 151            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.372807                 23.73%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.474906            10.976665                 29.52%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.654863           8.474906                 -20.46%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.654863                  6.55%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.667488            11.623812                 34.11%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.040719           8.667488                 -13.68%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.040719                  0.41%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.108907           12.462369                  2.92%              28,644            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.263725           12.108907                  7.50%              16,810            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.603847           11.263725                  6.22%               4,919            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.760781            10.603847                  8.64%              27,853            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.760781                  -2.39%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             10.003066           12.811259                 28.07%              38,660            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.253980           10.003066                -18.37%              20,895            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.128922           12.253980                 -6.66%              12,200            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.324339           13.128922                  6.53%              49,544            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.793413           12.324339                  4.50%                 570            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.793413                 17.93%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      8.459859            11.047999                 30.59%              31,628            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.323670           8.459859                 -31.35%              25,837            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.232000           12.323670                -19.09%              15,229            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.413426           15.232000                -12.53%             219,621            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.896602           17.413426                 35.02%               1,014            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.896602                 28.97%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        7.512154            9.380947                  24.88%               8,018            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.371466            7.512154                   1.91%               3,687            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.508002            7.371466                 -13.36%                 480            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.177582           8.508002                 -23.88%              30,013            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.515966           11.177582                  6.29%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.515966                  5.16%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    8.224601            11.583907                 40.84%                 500            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.498504           8.224601                 -21.66%               1,253            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.560524           10.498504                -22.58%               1,140            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.052691           13.560524                -20.48%              19,185            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.170445           17.052691                 40.12%                  17            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.170445                 21.70%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.711109            10.864300                 40.89%               4,434            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.711109                 -22.89%               2,403            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.991394           13.875191                 26.24%              31,481            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.338834           10.991394                -10.92%              20,284            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.316943           12.338834                -13.82%              11,655            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.603664           14.316943                 -8.25%              79,088            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.779434           15.603664                 22.10%                 738            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.779434                 27.79%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.104687                  1.05%                 946           2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III         6.629704            8.454474                  27.52%               5,701            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.633163            6.629704                 -23.21%               5,271            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.260418           8.633163                 -15.86%               4,710            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.595275           10.260418                -18.54%              15,388            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.292450           12.595275                  2.46%                 416            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.292450                 22.92%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III Value   7.426249            11.524844                 55.19%               3,358            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.426249                 -25.74%                 331           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      8.853554            12.389151                 39.93%               1,987            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.062720           8.853554                 -19.97%               1,691            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.062720                 10.63%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      7.448264            9.420420                  26.48%               5,985            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.249529           7.448264                 -27.33%               1,953            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.249529                  2.50%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Franklin Templeton       7.844013            10.226006                 30.37%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.844013                 -21.56%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Comstock GVIT       7.707824            9.963657                  29.27%               9,820            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.469799           7.707824                 -26.38%               4,260            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.119427           10.469799                -13.61%                 484            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.786084           12.119427                -12.09%               9,136            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.829585           13.786084                 16.54%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.829585                 18.30%                   0           1998*
                                ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Dreyfus GVIT        10.000000           13.664512                 36.65%                   0           2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Dreyfus GVIT Mid    13.332102           17.655987                 32.43%              13,541            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.005443           13.332102                -16.70%               9,391            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.490935           16.005443                 -2.94%               3,461            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.553031           16.490935                 13.32%              18,996            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.236869           14.553031                 18.93%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.236869                 22.37%                   0           1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.836609            11.829065                 20.26%              11,189            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.689126            9.836609                   1.52%               4,056            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.453988            9.689126                   2.49%               1,820            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.479056           9.453988                  -9.78%              14,030            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.325454           10.479056                  1.49%                 321            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.325454                  3.25%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.745447            10.964194                 62.54%                 209            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.090952            6.745447                 -16.63%                 663            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.677386            8.090952                  -6.76%                 404            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.677386                 -13.23%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.488067            12.167999                 62.50%                 752            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.488067                 -25.12%                 227            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.783377            12.220120                 39.13%                 555            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.783377                 -12.17%               1,307            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.410033            11.312952                 34.52%               3,537            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.410033                 -15.90%               1,150            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.899557            2.900164                  52.68%                 675            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.375688            1.899557                 -43.73%                 675            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.993413            3.375688                 -43.68%                 404            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.993413                 -40.07%               1,064            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.109711            10.851730                 52.63%               1,410            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.109711                 -28.90%               1,627            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.904327            9.653025                  22.12%                 479            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.904327                 -20.96%                  39            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.042881           12.081076                  0.32%              39,369            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.033039           12.042881                  9.15%              36,870            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.460250           11.033039                  5.48%              15,125            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.449856            10.460250                 10.69%              43,427            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.839387            9.449856                  -3.96%                 136            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.00000            9.839387                  -1.61%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.560642            5.953998                  30.55%               2,755            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.505832            4.560642                 -29.90%               2,276            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.205900            6.505832                 -29.33%               4,938            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.740010           9.205900                 -27.74%              20,992            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.422359           12.740010                  2.56%                 692            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.422359                 24.22%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.824815            6.435697                  33.39%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.464037            4.824815                 -25.36%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.212757            6.464037                 -29.84%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.212757                  -7.87%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.748697            10.313672                 33.10%                 460            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.748697                 -22.51%                  96            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.895838            10.502098                  6.13%               1,858            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.895838                  -1.04%                 769            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.494075            10.616601                 11.82%              14,720            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.494075                  -5.06%              10,070            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.999570            10.625957                 18.07%              39,900            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.999570                 -10.00%              12,312            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.553922            10.654414                 24.56%              27,742            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.553922                 -14.46%               8,547            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.203385            10.639301                 29.69%               6,923            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.203385                 -17.97%                 904            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   8.122255            11.194572                 37.83%               5,549            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.112455           8.122255                 -38.06%               2,776            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.133359           13.112455                -31.47%               1,986            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                22.988509           19.133359                -16.77%              41,379            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.651185           22.988509                 81.71%                 146            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.651185                 26.51%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.995248           10.881482                 -1.03%              17,615            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.045897           10.995248                 -0.46%              13,841            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.841575           11.045897                  1.88%              14,515            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.395950           10.841575                  4.29%             170,302            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.081601           10.395950                  3.12%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.801601                  0.82%                   0            1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.547905            10.720003                 25.41%              12,844            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.516473           8.547905                 -18.72%               7,424            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.127493           10.516473                -13.28%               6,049            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.596911           12.127493                 -3.73%              78,804            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.976682           12.596911                  5.18%               1,050            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.976682                 19.77%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.096324            11.236149                 23.52%                 463            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.096324                  -9.04%                  55            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.463213            11.186220                 49.88%               4,160            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.463213                 -25.37%               1,719            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.449129            9.968174                  33.82%               1,563            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.151774           7.449129                 -26.62%               2,338            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.714940           10.151774                -20.16%               1,876            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.743816           12.714940                -13.76%               8,383            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.195325           14.743816                 20.90%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.195325                 21.95%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.534705                 35.35%                 148            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.617770            12.700547                 32.05%               6,918            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.659211           9.617770                 -34.39%               4,208            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.719097           14.659211                -12.32%               2,369            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.277316           16.719097                -17.55%              19,254            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           20.277316                102.77%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      16.087835           24.818800                 54.27%              15,103            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                22.458672           16.087835                -28.37%               8,964            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.803398           22.458672                 26.15%               6,796            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.277398           17.803398                  9.37%              22,692            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.946409           16.277398                 25.73%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.946409                 29.46%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          13.701015           19.001877                 38.69%               9,970            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.851295           13.701015                -18.69%               5,913            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.367325           16.851295                 -8.25%               2,851            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.148084           18.367325                  7.11%              54,886            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.106268           17.148084                 41.65%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.106268                 21.06%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    8.469553            9.863772                  16.46%               5,996            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.820962            8.469553                 -13.76%               3,688            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.367680           9.820962                  -5.27%               1,194            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.577794           10.367680                 -1.99%              21,659            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.662651           10.577794                 -0.80%                 334            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.662651                  6.63%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.473014           12.650922                 10.27%               3,720            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.881227           11.473014                  5.44%               1,779            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.619936           10.881227                  2.46%                 534            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.219313           10.619936                  3.92%              28,375            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.231592           10.219313                 -0.12%                  10            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.231592                  2.32%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.155250            6.096134                  18.25%              29,676            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.234962            5.155250                 -17.32%              16,505            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.110923            6.234962                 -23.13%              12,234            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.110923                 -18.89%             294,116            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.321074            3.343773                  44.06%               2,810            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.995569            2.321074                 -41.91%               9,437            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.482069            3.995569                 -38.36%               4,880            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.482069                 -35.18%             345,272            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.076041            10.239640                 44.71%               3,409            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.076041                 -29.24%               2,796            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.479412            5.926958                  32.32%               8,484            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.134915            4.479412                 -26.98%               9,656            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.147522            6.134915                 -24.70%              11,226            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.147522                 -18.52%             134,258            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.721869            10.218272                 32.33%              10,117            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.721869                 -22.78%               4,194            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.166439                 21.66%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.138201           13.138019                 29.59%               5,983            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.015386           10.138201                -27.66%               5,001            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.470155           14.015386                 -3.14%               2,242            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.547000           14.470155                 -0.53%               9,201            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.869170           14.547000                 13.04%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.869170                 28.69%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.988556                  -0.11%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     9.973058            12.562067                 25.96%              15,484            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.351320           9.973058                 -30.51%              10,425            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                19.367124           14.351320                -25.90%               4,836            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                21.277954           19.367124                 -8.98%              72,340            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.058496           21.277954                 51.35%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.058496                 40.58%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     8.829813            11.731426                 32.86%               2,980            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.835638           8.829813                 -25.40%               2,086            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.385684           11.835638                 -4.44%               2,061            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.504542           12.385684                 -0.95%               7,226            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.841583           12.504542                  5.60%                 274            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.841583                 18.42%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.968740            12.313446                 23.52%              19,338            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.037370           9.968740                 -28.98%              13,680            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.768575           14.037370                -32.41%               8,761            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                23.789077           20.768575                -12.70%              78,695            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.173548           23.789077                 80.58%                 315            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.173548                 31.74%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     11.182836           14.401857                 28.79%              28,660            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.546364           11.182836                -28.07%              19,758            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.083324           15.546364                -14.03%              11,291            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                18.427568           18.083324                 -1.87%              86,633            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.226671           18.427568                 39.32%                 440            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.226671                 32.27%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.288389            8.845490                  40.66%              16,172            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.211680            6.288389                 -23.42%              19,503            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.493145            8.211680                 -13.50%               9,250            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.493145                  -5.07%              18,810            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.194919                 41.95%               6,238            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     9.338857            11.639025                 24.63%              26,860            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.693870           9.338857                 -20.14%              17,298            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.236091           11.693870                -11.65%               8,328            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.751442           13.236091                -10.27%              98,254            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.323541           14.751442                 19.70%                 296            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.323541                 23.24%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.657970            8.971514                  34.75%              19,399            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.250791            6.657970                 -28.03%              14,045            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.768758            9.250791                  -5.30%               8,473            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.768758                  -2.31%              15,094            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            18.451021           23.203314                 25.76%               2,312            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                17.176522           18.451021                  7.42%                 514            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.863998           17.176522                  8.27%                 265            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.479873           15.863998                  9.56%               1,368            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.379681           14.479873                 27.24%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.379681                 13.80%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.106509            10.158847                 25.32%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.106509                 -18.93%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.044559            5.639279                  39.43%                 558            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.973855            4.044559                 -32.30%                 481            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.594047            5.973855                 -30.49%                 241            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.594047                 -14.06%               5,251            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            13.117202           17.740386                 35.25%               8,055            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.443112           13.117202                 -2.42%               5,773            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.445148           13.443112                  8.02%               2,763            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.985136           12.445148                  3.84%              15,886            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        13.103231           19.870857                 51.65%                 325            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.721459           13.103231                 -4.51%                 328            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.210596           13.721459                 -3.44%                 288            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                24.853443           14.210596                -42.82%               6,188            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.616797           24.853443                 96.99%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.616797                 26.17%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        10.869895           15.509939                 42.69%                 105            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.374685           10.869895                 -4.44%                  94            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.915760           11.374685                -11.93%                   6            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.787279           12.915760                  9.57%                 722            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.904737            11.787279                 19.01%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.904737                  -0.95%                   0            1998*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.250000            9.623995                  32.74%                 235            2003
       Insurance Funds -
       Diversified Stock Fund
       - Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.629285            7.250000                 -24.71%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.760791            9.629285                  -1.35%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.037475           9.760791                  -2.76%               2,267            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         10.109062           12.994526                 28.54%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund -
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.836929           10.109062                 -6.72%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.749812           10.836929                 -7.77%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.874460            11.749812                 18.99%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.165443            9.340057                  14.39%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.020239           8.165443                 -18.51%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.020239                  0.20%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       AIM Variable Insurance   7.254082            8.923840                  23.02%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.994374            7.254082                 -27.42%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.994374                  -0.06%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       AIM Variable Insurance   7.656354            9.748101                  27.32%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.296909           7.656354                 -25.64%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.296909                  2.97%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       AIM Variable Insurance   8.247966            10.087820                 22.31%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.939642            8.247966                 -17.02%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.939642                  -0.60%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       AIM Variable Insurance   8.166527            10.360852                 26.87%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.166527                 -18.33%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       AIM Variable Insurance   6.915936            8.503524                  22.96%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.088401           6.915936                 -31.45%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.088401                  0.88%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       American Century         6.834929            8.691036                  27.16%               3,530            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.623786            6.834929                 -20.74%               3,516            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.573565            8.623786                  -9.92%                 862            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.894734           9.573565                 -12.13%              80,837            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.894734                  8.95%                 149           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       American Century         6.823270            8.351354                  22.40%                 627            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.717309            6.823270                 -21.73%                 823            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.522513           8.717309                 -30.39%               1,106            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.314929           12.522513                -18.23%              51,099            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           15.314929                 53.15%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.022584            9.819250                  22.40%                 734            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.022584                 -19.77%               2,187           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       American Century         7.946664            9.756701                  22.78%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.946664                 -20.53%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       American Century         9.713280            12.313381                 26.77%              19,037            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.308628           9.713280                 -14.11%              21,467            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.197744           11.308628                 10.89%               2,512            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.780117            10.197744                 16.15%               4,312            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.780117                 -12.20%                  49           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       American Century         10.000000           10.206041                  2.06%                 190           2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       BB&T Variable            8.239881            11.061856                 34.25%                  88            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.478351           8.239881                 -21.36%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.478351                  4.78%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       BB&T Variable            7.880599            9.720235                  23.34%              41,191            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.180953           7.880599                 -22.59%              42,136            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.180953                  1.81%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       BB&T Variable            8.024406            9.751215                  21.52%                 299            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.158964           8.024406                 -21.01%                 206            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.158964                  1.59%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       BB&T Variable            7.034366            8.852597                  25.85%                 329            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.292529           7.034366                 -31.66%                 228            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.292529                  2.93%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Credit Suisse Trust -    5.651258            8.202843                  45.15%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.731633            5.651258                 -35.28%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.448592           8.731633                 -29.86%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.621586           12.448592                -20.31%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           15.621586                 56.22%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.419202            8.398286                  30.83%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.153235            6.419202                 -21.27%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.672586           8.153235                 -23.61%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.650223           10.672586                -27.15%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           14.650223                 46.50%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Credit Suisse Trust -    7.501271            9.229428                  23.04%                 388            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.922893            7.501271                 -24.40%                 166            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000956           9.922893                  -0.78%                 166            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.340613            10.000956                  7.07%                 153            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.340613                  -6.59%                 125           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Investment       7.587564            10.276639                 35.44%               1,122            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.587564                 -24.12%                 259           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Dreyfus Socially     5.517158            6.833733                  23.86%               5,400            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                7.899217            5.517158                 -30.16%               6,948            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.380157           7.899217                 -23.90%               6,672            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.868131           10.380157                -12.54%              73,354            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.868131                 18.68%                 275           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Stock Index      6.341490            8.001922                  26.18%              57,437            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.309551            6.341490                 -23.68%              58,205            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.626823            8.309551                 -13.68%              31,998            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.794215           9.626823                 -10.81%             516,096            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.794215                  7.94%                 650           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         7.258882            8.646151                  19.11%               5,581            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.866534            7.258882                 -18.13%               3,549            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.946799            8.866534                 -10.86%               1,307            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.184154           9.946799                  -2.33%              21,108            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.184154                  1.84%                 622           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         8.470065            10.964834                 29.45%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.654197           8.470065                 -20.50%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.654197                  6.54%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Dreyfus Variable         8.662534            11.611274                 34.04%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.040088           8.662534                 -13.72%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.040088                  0.40%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Federated Insurance      12.086367           12.432845                  2.87%              39,433            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.248475           12.086367                  7.45%              34,905            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.594913           11.248475                  6.17%              11,699            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.757496            10.594913                  8.58%               6,478            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.757496                  -2.43%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             7.544918            9.658120                  28.01%              41,251            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.247408            7.544918                 -18.41%              38,284            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.912757            9.247408                  -6.71%              14,079            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.309967            9.912757                   6.47%              28,435            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.309967                  -6.90%                 351           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Growth      5.977313            7.801994                  30.53%              38,242            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.711728            5.977313                 -31.39%              43,657            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.773174           8.711728                 -19.13%              25,666            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.322268           10.773174                -12.57%             693,445            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.322268                 23.22%                 777           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP High        6.490761            8.101344                  24.81%              20,151            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.372448            6.490761                   1.86%              10,990            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                7.358723            6.372448                 -13.40%               1,403            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.672582            7.358723                 -23.92%              25,504            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.672582                  -3.27%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    6.288770            8.852908                  40.77%               5,669            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.031546            6.288770                 -21.70%               5,669            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.379362           8.031546                 -22.62%               3,499            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.058898           10.379362                -20.52%               6,962            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           13.058898                 30.59%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP Overseas    7.708483            10.855078                 40.82%                 904            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.708483                 -22.92%                 683           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP II          7.932488            10.008646                 26.17%              35,878            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.909469            7.932488                 -10.97%              30,376            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.343090           8.909469                 -13.86%              21,084            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.278366           10.343090                 -8.29%              75,580            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.278366                 12.78%                 190           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP II          10.000000           10.101245                  1.01%                   0           2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III         5.187189            6.611555                  27.46%               2,280            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.758171            5.187189                 -23.25%               2,292            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.036133            6.758171                 -15.90%               1,995            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.869824            8.036133                 -18.58%              18,134            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.869824                  -1.30%                 122           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Fidelity VIP III Value   7.423709            11.515065                 55.11%                 395            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.423709                 -25.76%                 787           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.847571            12.374487                 39.86%              12,283            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.060886           8.847571                 -20.01%               5,141            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.060886                 10.61%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Financial Investors      7.443251            9.409286                  26.41%              13,131            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.247845           7.443251                 -27.37%               6,517            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.247845                  2.48%                   0           2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Franklin Templeton       7.841336            10.217328                 30.30%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.841336                 -21.59%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Comstock GVIT       6.017346            7.774478                  29.20%              10,098            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.177730            6.017346                 -26.42%              12,399            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.471062            8.177730                 -13.66%               2,555            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.778958           9.471062                 -12.13%              18,859            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.778958                  7.79%                 102           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Dreyfus GVIT        10.000000           13.659878                 36.60%                   0           2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Dreyfus GVIT Mid    10.471383           13.860424                 32.36%               6,250            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.577501           10.471383                -16.75%               4,455            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.965645           12.577501                 -2.99%               3,366            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.447800           12.965645                 13.26%              14,853            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.447800                 14.48%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Federated GVIT      9.069535            10.901080                 20.19%              11,558            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.938092            9.069535                   1.47%               5,466            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.725646            8.938092                   2.43%                 174            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.676620            8.725646                  -9.83%               4,990            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.676620                  -3.23%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       6.737713            10.946077                 62.46%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.085801            6.737713                 -16.67%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.676322            8.085801                  -6.81%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.676322                 -13.24%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.485519            12.157699                 62.42%                  68            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.485519                 -25.14%                  30           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.779218            12.208133                 39.06%                 991            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.779218                 -12.21%               1,747           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.406045            11.301852                 34.45%                  70            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.406045                 -15.94%                 611           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       1.897376            2.895359                  52.60%                 945            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                3.373545            1.897376                 -43.76%                 945            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                5.992673            3.373545                 -43.71%                 821            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           5.992673                 -40.07%                 616           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.107282            10.842520                 52.56%               1,211            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.107282                 -28.93%                 255           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.900585            9.643548                  22.06%                   0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.900585                 -20.99%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       12.387519           12.420485                  0.27%              41,960            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.354552           12.387519                  9.10%              43,785            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.770572           11.354552                  5.42%              14,360            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.735132            10.770572                 10.64%              29,427            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.735132                  -2.65%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       3.469794            4.527588                  30.49%               1,153            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                4.952256            3.469794                 -29.94%               1,892            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                7.011148            4.952256                 -29.37%                 980            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.707627            7.011148                 -27.78%              29,462            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.707627                  -2.92%                  42           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       4.819298            6.425076                  33.32%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.459936            4.819298                 -25.40%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.211629            6.459936                 -29.87%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.211629                  -7.88%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.746056            10.304923                 33.03%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.746056                 -22.54%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.891153            10.491789                  6.07%              15,195            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.891153                  -1.09%               7,921           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.489589            10.606188                 11.77%              11,225            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.489589                  -5.10%               1,689           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.995312            10.615527                 18.01%              53,901            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.995312                 -10.05%              26,488           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.549857            10.643945                 24.49%              21,718            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.549857                 -14.50%               2,609           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       8.199498            10.628853                 29.63%               2,580            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.199498                 -18.01%                 139           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT Mid   5.171167            7.123587                  37.76%               1,826            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.352516            5.171167                 -38.09%               2,518            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.194050           8.352516                 -31.50%                 325            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.658438           12.194050                -16.81%              46,522            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           14.658438                 46.58%                 126           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       10.781517           10.664538                 -1.08%              16,022            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.836691           10.781517                 -0.51%              39,489            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.641677           10.836691                  1.83%               5,171            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.209430           10.641677                  4.23%              26,570            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.209430                  2.09%                 599            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       6.675091            8.367042                  25.35%              20,122            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.216536            6.675091                 -18.76%              22,224            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.480069            8.216536                 -13.33%              16,736            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.851989            9.480069                  -3.78%              61,404            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.851989                  -1.48%                 444           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       9.092017            11.225121                 23.46%                   0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.092017                  -9.08%                 518           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       7.459677            11.175255                 49.81%                  78            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.459677                 -25.40%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Gartmore GVIT       5.641033            7.554804                  33.75%               1,798            2003
       Worldwide Leaders
       Fund: Class I- Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                7.691601            5.641033                 -26.66%               1,876            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.638561            7.691601                 -20.20%                 468            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.182210           9.638561                 -13.80%               1,831            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.182210                 11.82%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.530129                 35.30%                   0           2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      9.599855            12.670461                 31.99%               4,653            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.639366           9.599855                 -34.42%               4,707            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.705019           14.639366                -12.37%               1,290            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                20.270503           16.705019                -17.59%              17,525            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           20.270503                102.71%                  12           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small Cap      11.543278           17.798875                 54.19%              11,576            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.122666           11.543278                -28.40%              13,529            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.787277           16.122666                 26.08%               2,437            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.697140           12.787277                  9.32%               9,827            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.697140                 16.97%                  20           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT GVIT Small          11.268207           15.619903                 38.62%               6,212            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.866158           11.268207                -18.74%               5,763            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.121378           13.866158                 -8.30%               3,317            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.124755           15.121378                  7.06%              29,276            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           14.124755                 41.25%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT J.P. Morgan GVIT    7.580114            8.823429                  16.40%               6,436            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.794081            7.580114                 -13.80%               5,740            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.288391            8.794081                  -5.32%                 495            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.481422            9.288391                  -2.04%               7,976            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.481422                  -5.19%                  77           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       GVIT Van Kampen GVIT     11.094926           12.227805                 10.21%               2,766            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.527978           11.094926                  5.39%               2,610            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.280419           10.527978                  2.41%                 294            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.897603            10.280419                  3.87%              20,119            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.897603                  -1.02%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     5.147573            6.083963                  18.19%              37,103            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.228852            5.147573                 -17.36%              36,846            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.107133            6.228852                 -23.17%              30,712            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.107133                 -18.93%             149,321           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.317610            3.337081                  43.99%               2,581            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                3.991639            2.317610                 -41.94%               3,002            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.479020            3.991639                 -38.39%               4,042            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           6.479020                 -35.21%             139,929           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     7.073630            10.230953                 44.64%                  48            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.073630                 -29.26%                   3           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     4.472745            5.915144                  32.25%               3,138            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                6.128895            4.472745                 -27.02%               3,138            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.143702            6.128895                 -24.74%               3,492            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.143702                 -18.56%             102,585           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     7.719236            10.209599                 32.26%                 444            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           7.719236                 -22.81%                 308           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Janus Aspen Series -     10.000000           12.162319                 21.62%                   0           2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     6.936818            8.984815                  29.52%                 631            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.594571            6.936818                 -27.70%                 631            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.910972            9.594571                  -3.19%                 958            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.968645            9.910972                  -0.58%               5,339            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.968645                  -0.31%                  22           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     10.000000           9.985156                  -0.15%               1,103           2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     7.143412            8.993282                  25.90%               8,950            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.284686           7.143412                 -30.54%               7,617            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.886316           10.284686                -25.94%               7,969            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.261190           13.886316                 -9.03%              51,989            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           15.261190                 52.64%                 118           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Neuberger Berman AMT     6.701201            8.898815                  32.79%                  64            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.986985            6.701201                 -25.43%                 209            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.409456            8.986985                  -4.49%                  64            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.504551            9.409456                  -1.00%               5,477            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.504551                  -4.95%                  23           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.724059            8.301377                  23.46%              14,261            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.473229            6.724059                 -29.02%              14,241            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                14.023027           9.473229                 -32.45%               9,945            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                16.070617           14.023027                -12.74%              76,715            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           16.070617                 60.71%                 444           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Oppenheimer Variable     7.731297            9.951728                  28.72%              24,323            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.753519           7.731297                 -28.10%              16,418            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.514763           10.753519                -14.07%               3,951            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.759449           12.514763                 -1.92%             340,844            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           12.759449                 27.59%                 603           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Oppenheimer Variable     6.279861            8.829014                  40.59%               8,489            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.204726            6.279861                 -23.46%              10,760            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.489961            8.204726                 -13.54%                 892            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.489961                  -5.10%              23,412           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Oppenheimer Variable     10.000000           14.190099                 41.90%               4,956           2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Oppenheimer Variable     6.817103            8.491851                  24.57%              22,797            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.540552            6.817103                 -20.18%              23,992            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.671852            8.540552                 -11.70%              17,184            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.784586           9.671852                 -10.32%              53,371            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.784586                  7.85%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Strong Opportunity       6.648942            8.954792                  34.68%              16,398            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.242958            6.648942                 -28.06%              15,968            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.765480            9.242958                  -5.35%               5,490            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.765480                  -2.57%              12,220           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            14.263644           17.928317                 25.69%               3,308            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.285149           14.263644                  7.37%               1,358            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.276257           13.285149                  8.22%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.210825           12.276257                  9.50%                 198            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.210825                 12.11%                   0           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            8.103758            10.150241                 25.25%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.103758                 -18.96%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.039063            5.628773                  39.36%                   0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                5.968779            4.039063                 -32.33%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.591151            5.968779                 -30.52%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.591151                 -14.09%                 213           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            11.946728           16.149186                 35.18%              15,733            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.249784           11.946728                 -2.47%              14,856            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.346213           12.249784                  7.96%               6,509            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.928322           11.346213                  3.82%               3,052           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Van Eck Worldwide        8.210254            12.444385                 51.57%                 192            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.602001            8.210254                  -4.55%                 192            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.913211            8.602001                  -3.49%                 192            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                15.596564           8.913211                 -42.85%               8,060            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.0000000          15.596564                 55.97%                  16           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Van Eck Worldwide        9.195824            13.114596                 42.61%               1,478            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.627768            9.195824                  -4.49%               1,035            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.937759           9.627768                 -11.98%                  60            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.987144            10.937759                  9.52%                 253            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.987144                  -0.13%                  23           1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Victory Variable         7.237144            9.602053                  32.68%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.617102            7.237144                 -24.75%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.753435            9.617102                  -1.40%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.034955           9.753435                  -2.81%               8,032           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Victory Variable         10.091121           12.964889                 28.48%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.823199           10.091121                 -6.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.740948           10.823199                 -7.82%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.871976            11.740948                 18.93%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.160777            9.329982                  14.33%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.019613           8.160777                 -18.55%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.019613                  0.20%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.249928            8.914193                  22.96%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.993744            7.249928                 -27.46%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.993744                  -0.06%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.651978            9.737564                  27.26%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.296263           7.651978                 -25.68%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.296263                  2.96%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.243243            10.076920                 22.24%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.939018            8.243243                 -17.06%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.939018                  -0.61%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.163744            10.352056                 26.81%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.163744                 -18.36%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.911975            8.494331                  22.89%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.087767           6.911975                 -31.48%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.087767                  0.88%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.822181            8.670410                  27.09%              12,449            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.612091            6.822181                 -20.78%               4,488            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.565494            8.612091                  -9.97%               3,483            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.891060           9.565494                 -12.17%               2,578            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.891060                  8.91%                 375            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.810559            8.331561                  22.33%                  29            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.705508            6.810559                 -21.77%                 319            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.511970           8.705508                 -30.42%                 475            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.309779           12.511970                -18.27%               2,585            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.309779                 53.10%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.019853            9.810925                  22.33%                 885            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.019853                 -19.80%                 170            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.943949            9.748406                  22.71%               1,430            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.943949                 -20.56%                 429            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.695180            12.284189                 26.70%              31,456            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.293308           9.695180                 -14.15%              21,384            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.189139           11.293308                 10.84%               3,649            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.777154            10.189139                 16.09%               4,393            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.777154                 -12.23%                 132            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.202557                  2.03%                 218            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.235164            11.049919                 34.18%                 447            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.477696           8.235164                 -21.40%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.477696                  4.78%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.876086            9.709724                  23.28%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.180312           7.876086                 -22.63%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.180312                  1.80%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.019809            9.740686                  21.46%                   0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.158329           8.019809                 -21.05%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.158329                  1.58%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.030339            8.843026                  25.78%                 347            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.291889           7.030339                 -31.69%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.291889                  2.92%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    5.640729            8.183411                  45.08%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.719797            5.640729                 -35.31%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.438107           8.719797                 -29.89%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.616326           12.438107                -20.35%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.616326                 56.16%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.407248            8.378380                  30.76%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.142192            6.407248                 -21.31%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.663588           8.142192                 -23.64%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.645295           10.663588                -27.19%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.645295                 46.45%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.487286            9.207534                  22.98%                 261            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.909449            7.487286                 -24.44%                 397            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.992513            9.909449                  -0.83%                 261            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.337456            9.992513                   7.02%                 261            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.337456                  -6.63%                  53            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.584974            10.267923                 35.37%               1,314            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.584974                 -24.15%                 704            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     5.506865            6.817526                  23.80%                 775            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.888512            5.506865                 -30.19%                 973            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.371408           7.888512                 -23.94%                 609            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.864126           10.371408                -12.58%               8,632            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.864126                 18.64%                 194            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      6.329672            7.982961                  26.12%              37,978            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.298290            6.329672                 -23.72%              32,503            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.618706            8.298290                 -13.73%               3,061            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.790571           9.618706                 -10.86%              21,949            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.790571                  7.91%                 820            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         7.245341            8.625637                  19.05%               3,528            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.854519            7.245341                 -18.17%               2,064            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.938414            8.854519                 -10.91%               2,983            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.180717           9.938414                  -2.38%               3,285            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.180717                  1.81%                 192            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.465218            10.952996                 29.39%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.653528           8.465218                 -20.54%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.653528                  6.54%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.657580            11.598729                 33.97%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.039461           8.657580                 -13.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.039461                  0.39%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.063856           12.403369                  2.81%              26,890            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.233244           12.063856                  7.39%              19,254            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.585977           11.233244                  6.11%               3,243            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.754195            10.585977                  8.53%               1,420            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.754195                  -2.46%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             7.530864            9.635243                  27.94%              27,749            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.234883            7.530864                 -18.45%              11,115            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.904395            9.234883                  -6.76%               2,518            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.306820            9.904395                   6.42%                 663            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.306820                  -6.93%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.966173            7.783505                  30.46%               8,452            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.699922            5.966173                 -31.42%               8,533            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.764092           8.699922                 -19.18%               2,367            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.318116           10.764092                -12.62%              18,290            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.318116                 23.18%                 205            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        6.478666            8.082144                  24.75%              19,596            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.363800            6.478666                   1.80%               3,668            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.352510            6.363800                 -13.45%               1,613            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.669314            7.352510                 -23.96%               2,734            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.669314                  -3.31%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    6.277043            8.831911                  40.70%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.020658            6.277043                 -21.74%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.370604           8.020658                 -22.66%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.054491           10.370604                -20.56%               1,753            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.054491                 30.54%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.705852            10.845870                 40.75%                   0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.705852                 -22.94%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          7.917710            9.984934                  26.11%              29,827            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.897411            7.917710                 -11.01%               9,287            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.334368           8.897411                 -13.90%                 575            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.274564           10.334368                 -8.34%               7,956            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.274564                 12.75%                 271            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.097816                  0.98%                   0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         5.177522            6.595891                  27.39%                   0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.749005            5.177522                 -23.28%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.029346            6.749005                 -15.95%                 108            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.866489            8.029346                 -18.62%                 902            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.866489                  -1.34%                 133            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.421189            11.505305                 55.03%                 487            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.421189                 -25.79%               2,572            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.841613            12.359879                 39.79%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.059067           8.841613                 -20.05%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.059067                 10.59%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.438226            9.398166                  26.35%              11,060            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.246154           7.438226                 -27.40%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.246154                  2.46%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.838667            10.208657                 30.23%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.838667                 -21.61%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       6.006135            7.756043                  29.14%               3,304            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.166647            6.006135                 -26.46%                 786            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.463069            8.166647                 -13.70%                 191            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.775320           9.463069                 -12.18%                 671            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.775320                  7.75%                 191            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.655237                 36.55%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    10.451848           13.827559                 32.30%               7,452            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.560435           10.451848                -16.79%               3,239            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.954698           12.560435                 -3.04%                 511            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.443936           12.954698                 13.20%               1,558            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.443936                 14.44%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.052629            10.875215                 20.13%               7,588            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.925976            9.052629                   1.42%               4,172            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.718281            8.925976                   2.38%               4,324            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.673363            8.718281                  -9.87%                 683            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.673363                  -3.27%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.729993            10.927986                 62.38%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.080662            6.729993                 -16.71%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.675258            8.080662                  -6.85%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.675258                 -13.25%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.482965            12.147387                 62.33%                 760            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.482965                 -25.17%                 596            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.775030            12.196111                 38.99%                 610            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.775030                 -12.25%                 478            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.402053            11.290741                 34.38%               1,152            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.402053                 -15.98%                 561            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.895195            2.890558                  52.52%                   0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.371381            1.895195                 -43.79%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.991934            3.371381                 -43.73%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.991934                 -40.08%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.104858            10.833329                 52.48%               1,549            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.104858                 -28.95%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.896831            9.634075                  22.00%                  43            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.896831                 -21.03%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.364450           12.391049                  0.22%              38,325            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.339175           12.364450                  9.04%              38,507            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.761486           11.339175                  5.37%               6,991            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.731842            10.761486                 10.58%               4,497            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.731842                  -2.68%                 235            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       3.463330            4.516845                  30.42%                 359            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.945547            3.463330                 -29.97%               2,720            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.005239            4.945547                 -29.40%               2,885            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.704353            7.005239                 -27.81%                 741            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.704353                  -2.96%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.813780            6.414454                  33.25%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.455831            4.813780                 -25.44%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.210500            6.455831                 -29.91%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.210500                  -7.90%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.743411            10.296163                 32.97%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.743411                 -22.57%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.903364            10.499391                  6.02%              22,502            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.903364                  -0.97%                 390            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.473594            10.582927                 11.71%              21,405            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.473594                  -5.26%               5,272            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.943444            10.548952                 17.95%              87,401            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.943444                 -10.57%               9,877            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.481877            10.553956                 24.43%              26,298            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.481877                 -15.18%              29,208            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.100685            10.495425                 29.56%               2,556            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.100685                 -18.99%                 695            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   5.161519            7.106690                  37.69%               7,698            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.341195            5.161519                 -38.12%               7,717            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.183768           8.341195                 -31.54%               1,300            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.653509           12.183768                -16.85%               9,995            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.653509                 46.54%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.761392           10.639218                 -1.14%               3,707            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.821968           10.761392                 -0.56%              51,143            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.632658           10.821968                  1.78%              16,045            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.205942           10.632658                  4.18%              25,416            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.205942                  2.06%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.662646            8.347189                  25.28%               5,741            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.205402            6.662646                 -18.80%               4,984            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.472081            8.205402                 -13.37%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.848668            9.472081                  -3.82%               1,579            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.848668                  -1.51%                  81            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.087697            11.214093                 23.40%                  23            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.087697                  -9.12%               1,717            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.456128            11.164275                 49.73%               1,316            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.456128                 -25.44%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore            5.630524            7.526929                  33.68%               1,937            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.681183            5.630524                 -26.70%               2,325            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.630431            7.681183                 -20.24%                 518            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.178438           9.630431                 -13.85%                 354            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.178438                 11.78%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.525528                 35.26%                   0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.581953            12.640410                 31.92%               4,289            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.619524           9.581953                 -34.46%               1,146            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.690944           14.619524                -12.41%                 818            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.263696           16.690944                -17.63%                 810            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           20.263696                102.64%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      11.521769           17.756675                 54.11%              17,068            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.100836           11.521769                -28.44%               9,693            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.776504           16.100836                 26.02%                 750            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.693190           12.776504                  9.26%               4,751            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.693190                 16.93%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          11.247212           15.582883                 38.55%               3,127            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.847390           11.247212                -18.78%               1,091            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.108647           13.847390                 -8.35%                  32            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.120006           15.108647                  7.00%               1,975            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.120006                 41.20%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.565979            8.802504                  16.34%              21,095            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.782156            7.565979                 -13.85%              21,028            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.280546            8.782156                  -5.37%                 752            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.478218            9.280546                  -2.09%               1,181            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.478218                  -5.22%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.074251           12.198805                 10.15%              10,741            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.513712           11.074251                  5.33%               6,920            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.271747           10.513712                  2.36%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.894260            10.271747                  3.82%               4,897            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.894260                  -1.06%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.139904            6.071817                  18.13%              10,464            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.222739            5.139904                 -17.40%               8,486            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.103330            6.222739                 -23.21%               3,563            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.103330                 -18.97%              11,936            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.314154            3.330422                  43.92%                 473            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.987735            2.314154                 -41.97%                 473            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.475985            3.987735                 -38.42%                 473            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.475985                 -35.24%              10,633            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.071217            10.222274                 44.56%                 803            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.071217                 -29.29%                 252            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.466078            5.903326                  32.18%                 661            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.122880            4.466078                 -27.06%                 661            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.139885            6.122880                 -24.78%               1,056            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.139885                 -18.60%              11,599            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.716615            10.200936                 32.19%               1,630            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.716615                 -22.83%               1,077            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.158184                 21.58%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.932899            8.963520                  29.46%                 941            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.581590            6.923899                 -27.74%               1,090            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.902625            9.581590                  -3.24%                 714            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.965276            9.902625                  -0.63%                 850            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.965276                  -0.35%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.981747                  -0.18%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     7.130099            8.971959                  25.83%               9,158            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.270734           7.130099                 -30.58%               4,416            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.874614           10.270734                -25.97%               2,669            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.258987           13.874614                 -9.07%              10,534            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.258987                 52.59%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.688692            8.877691                  32.73%                 236            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.974779            6.688692                 -25.47%                 739            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.401502            8.974779                  -4.54%                 658            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.501339            9.401502                  -1.05%                 573            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.501339                  -4.99%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.711524            8.281709                  23.40%               6,899            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.460391            6.711524                 -29.06%               5,328            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.011209           9.460391                 -32.48%               1,359            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.065210           14.011209                -12.79%               9,621            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           16.065210                 60.65%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     7.716890            9.928130                  28.65%              10,451            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.738951           7.716890                 -28.14%               7,846            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.504224           10.738951                -14.12%               2,893            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.755147           12.504224                 -1.97%              14,582            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.755147                 27.55%                 183            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.271334            8.812554                  40.52%               6,556            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.197763            6.271334                 -23.50%               7,047            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.486763            8.197763                 -13.59%               1,752            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.486763                  -5.13%               6,322            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.185285                 41.85%               3,522            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.804394            8.471704                  24.50%              26,777            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.528973            6.804394                 -20.22%              16,936            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.663699            8.528973                 -11.74%               3,780            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.780952           9.663699                 -10.36%              11,025            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.780952                  7.81%                  41            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.639915            8.938102                  34.61%              10,079            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.235111            6.639915                 -28.10%               7,462            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.762197            9.235111                   5.40%               2,147            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.762197                  -2.60%                  77            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            14.237119           17.885882                 25.63%              11,287            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.267178           14.237119                  7.31%                  90            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.265925           13.267178                  8.16%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.207054           12.265925                  9.45%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.207054                 12.07%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.100991            10.141613                 25.19%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.100991                 -18.99%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.033575            5.618247                  39.29%                   0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.963710            4.033575                 -32.36%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.588260            5.963710                 -30.56%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.588260                 -14.12%                 229            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            11.924489           16.110938                 35.11%              12,767            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.233204           11.924489                 -2.52%               4,815            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.336655           12.233204                  7.91%                 194            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.920617           11.336655                  3.81%               1,090            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        8.194950            12.414897                 51.49%                   0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.590347            8.194950                  -4.60%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.905697            8.590347                  -3.54%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.591319           8.905697                 -42.88%                 656            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.591319                 55.91%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        9.178700            13.083527                 42.54%                   0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.614735            9.178700                  -4.54%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.928549           9.614735                 -12.02%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.983781            10.928549                  9.46%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.983781                  -0.16%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.309233            9.692761                  32.61%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.717850            7.309233                 -24.79%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.860649            9.717850                  -1.45%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.860649                  -1.39%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         9.635275            12.372940                 28.41%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.339545           9.635275                  -6.81%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.222020           10.339545                 -7.86%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.222020                 12.22%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.156113            9.319903                  14.27%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.018982           8.156113                 -18.59%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.018982                  0.19%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.245778            8.904559                  22.89%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.993117            7.245778                 -27.49%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.993117                  -0.07%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.647595            9.727053                  27.19%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.295616           7.647595                 -25.72%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.295616                  2.96%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.238528            10.066041                 22.18%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.938393            8.238528                 -17.10%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.938393                  -0.62%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.160957            10.343257                 26.74%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.160957                 -18.39%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.908023            8.485171                  22.83%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.087133           6.908023                 -31.52%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.087133                  0.87%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.809455            8.649846                  27.03%              10,268            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.600411            6.809455                 -20.82%               1,795            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.557420            8.600411                 -10.01%                 895            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.887381           9.557420                 -12.22%               2,743            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.887381                  8.87%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.797862            8.311801                  22.27%                  66            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.693698            6.797862                 -21.81%                 189            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.501416           8.693698                 -30.46%                 137            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.304624           12.501416                -18.32%               1,253            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.304624                 53.05%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.017119            9.802600                  22.27%                 725            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.017119                 -19.83%                 380            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.941242            9.740138                  22.65%               1,025            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.941242                 -20.59%                 946            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.677116            12.255061                 26.64%              12,840            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.278022           9.677116                 -14.19%              10,741            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.180559           11.278022                 10.78%               2,628            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.774191            10.180559                 16.03%                 126            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.774191                 -12.26%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.199070                  1.99%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.871584            9.699247                  23.22%                   0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.477041           8.230449                 -21.44%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.477041                  4.77%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.230449            11.037985                 34.11%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.179677           7.871584                 -22.67%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.179677                  1.80%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.015233            9.730179                  21.40%                   0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.157695           8.015233                 -21.09%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.157695                  1.58%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.026322            8.833490                  25.72%                  76            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.291243           7.026322                 -31.73%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.291243                  2.91%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    5.630199            8.163984                  45.00%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.707975            5.630199                 -35.34%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.427613           8.707975                 -29.93%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.611071           12.427613                -20.39%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.611071                 56.11%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.395305            8.358525                  30.70%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.131164            6.395305                 -21.35%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.654609           8.131164                 -23.68%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.640370           10.654609                -27.22%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.640370                 46.40%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.473332            9.185699                  22.91%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.896033            7.473332                 -24.48%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.984104            9.896033                  -0.88%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.334304            9.984104                   6.96%                 392            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.334304                  -6.66%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.582387            10.259199                 35.30%               1,174            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.582387                 -24.18%                 928            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     5.496597            6.801352                  23.74%                 370            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.877818            5.496597                 -30.23%                 177            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.362676           7.877818                 -23.98%               1,922            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.860138           10.362676                -12.63%               6,742            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.860138                 18.60%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      6.317855            7.964001                  26.06%               3,009            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.287031            6.317855                 -23.76%               3,653            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.610581            8.287031                 -13.77%               1,951            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.786928           9.610581                 -10.91%              10,423            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.786928                  7.87%                  23            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         7.231846            8.605202                  18.99%               7,435            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.842525            7.231846                 -18.22%               4,447            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.930036            8.842525                 -10.95%                  56            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.177277           9.930036                  -2.43%               3,597            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.177277                  1.77%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.460372            10.941156                 29.32%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.652864           8.460372                 -20.58%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.652864                  6.53%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.652629            11.586207                 33.90%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.038830           8.652629                 -13.81%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.038830                  0.39%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.041407           12.374004                  2.76%               6,174            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.218050           12.041407                  7.34%               4,573            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.577071           11.218050                  6.06%                 612            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.750926            10.577071                  8.47%                 565            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.750926                  -2.49%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             7.516835            9.612401                  27.88%              10,626            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.222382            7.516835                 -18.49%               6,784            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.896058            9.222382                  -6.81%               1,423            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.303685            9.896058                   6.37%               3,377            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.303685                  -6.96%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.955034            7.765017                  30.39%               2,588            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.688117            5.955034                 -31.46%               1,796            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.755009           8.688117                 -19.22%                 894            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.313961           10.755009                -12.66%               9,885            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.313961                 23.14%                  48            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        6.466604            8.062996                  24.69%                 529            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.355190            6.466604                   1.75%                 494            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.346312            6.355190                 -13.49%                  16            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.666051            7.346312                 -24.00%               3,578            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.666051                  -3.34%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    6.265330            8.810945                  40.63%                 102            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.009778            6.265330                 -21.78%                 102            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.361858           8.009778                 -22.70%                  65            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.050088           10.361858                -20.60%                 657            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           13.050088                 30.50%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.703235            10.836673                 40.68%                 774            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.703235                 -22.97%                 529            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          7.902955            9.961246                  26.04%               7,909            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.885347            7.902955                 -11.06%               5,646            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.325655           8.885347                 -13.95%               2,552            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.270766           10.325655                 -8.39%               4,962            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.270766                 12.71%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.094375                  0.94%                   0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         5.167863            6.580234                  27.33%                 164            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.739861            5.167863                 -23.32%                 164            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.022575            6.739861                 -15.99%                  29            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.863165            8.022575                 -18.66%                 237            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.863165                  -1.37%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.418650            11.495520                 54.95%                 161            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.418650                 -25.81%                  45            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.835647            12.345265                 39.72%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.057247           8.835647                 -20.09%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.057247                 10.57%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.433211            9.387046                  26.29%                 125            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.244468           7.433211                 -27.44%                 106            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.244468                  2.44%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.835995            10.199986                 30.17%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.835995                 -21.64%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       5.994918            7.737628                  29.07%                 800            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.155563            5.994918                 -26.49%                 263            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.455077            8.155563                 -13.74%                 293            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.771674           9.455077                 -12.22%                 486            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.771674                  7.72%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.650615                 36.51%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    10.432365           13.794761                 32.23%               2,935            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.543420           10.432365                -16.83%               2,440            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.943788           12.543420                 -3.09%               1,550            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.440076           12.943788                 13.14%               2,608            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.440076                 14.40%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.035786            10.849470                 20.07%               1,263            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.913897            9.035786                   1.37%                 421            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.710943            8.913897                   2.33%                 166            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.670105            8.710943                  -9.92%                 769            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.670105                  -3.30%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.722291            10.909929                 62.29%                 108            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.075525            6.722291                 -16.76%                 108            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.674187            8.075525                  -6.90%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.674187                 -13.26%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.480416            12.137097                 62.25%                 348            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.480416                 -25.20%                 270            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.770871            12.184145                 38.92%                 226            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.770871                 -12.29%                   2            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.398056            11.279637                 34.31%                 113            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.398056                 -16.02%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.893021            2.885777                  52.44%                  70            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.369237            1.893021                 -43.81%                  70            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.991195            3.369237                 -43.76%                  70            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.991195                 -40.09%                 190            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.102429            10.824125                 52.40%                 127            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.102429                 -28.98%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.893084            9.624596                  21.94%                 126            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.893084                 -21.07%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       21.341436           12.361690                  0.16%              13,663            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.323824           12.341436                  8.99%              10,746            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.752417           11.323824                  5.31%               2,703            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.728561            10.752417                 10.52%               1,274            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.728561                  -2.71%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       3.456859            4.506128                  30.35%                   0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.938830            3.456859                 -30.01%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.999319            4.938830                 -29.44%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.701077            6.999319                 -27.85%                 259            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.701077                  -2.99%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.808265            6.403842                  33.18%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.451733            4.808265                 -25.47%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.209373            6.451733                 -29.94%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.209373                  -7.91%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.740771            10.287431                 32.90%                  11            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.740771                 -22.59%                   5            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.881785            10.471187                  5.96%                   0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.881785                  -1.18%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.480584            10.585351                 11.65%               1,301            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.480584                  -5.19%                  78            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.986775            10.594686                 17.89%              13,030            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.986775                 -10.13%               1,951            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.541750            10.623053                 24.37%               7,753            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.541750                 -14.58%               6,174            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.191707            10.607956                 29.50%               1,487            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.191707                 -18.08%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   5.151878            7.089801                  37.62%                 936            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.329869            5.151878                 -38.15%                 538            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.173489           8.329869                 -31.57%                 215            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.648576           12.173489                -16.90%               7,518            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.648576                 46.49%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.741301           10.613949                 -1.19%              28,630            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.807263           10.741301                 -0.61%              26,085            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.623647           10.807263                  1.73%               4,124            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.202456           10.623647                  4.13%              11,223            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.202456                  2.02%                   0            1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.650221            8.327394                  25.22%               2,560            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.194278            6.650221                 -18.84%               1,977            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.464087            8.194278                 -13.42%                 295            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.845340            9.464087                  -3.87%               3,653            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.845340                  -1.55%                  30            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.083390            11.203080                 23.34%                   0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.083390                  -9.17%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.452579            11.153278                 49.66%                 443            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.452579                 -25.47%                 264            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       5.620023            7.509065                  33.61%                  27            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.670769            5.620023                 -26.73%                 129            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.622318            7.670769                 -20.28%                  14            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.174665           9.622318                 -13.89%               1,250            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.174665                 11.75%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.520940                 35.21%                  70            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.564082            12.610421                 31.85%                 468            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.599711           9.564082                 -34.49%                 413            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.676873           14.599711                -12.46%                 138            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.256891           16.676873                -17.67%               1,192            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           20.256891                102.57%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      11.500284           17.714566                 54.04%               4,144            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.079016           11.500284                -28.48%               2,419            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.765722           16.079016                 25.95%               1,113            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.689250           12.765722                  9.21%                 832            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.689250                 16.89%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          11.226240           15.545919                 38.48%               2,342            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.828616           11.226240                -18.82%               1,083            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.095906           13.828616                 -8.39%                  79            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.115240           15.095906                  6.95%               2,183            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           14.115240                 41.15%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.551894            8.781639                  16.28%               5,284            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.770271            7.551894                 -13.89%               2,512            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.272721            8.770271                  -5.42%                 675            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.475017            9.272721                  -2.14%               1,555            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.475017                  -5.25%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.053628           12.169900                 10.10%               1,846            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.499466           11.053628                  5.28%                 788            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.263086           10.499466                  2.30%                 177            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.890927            10.263086                  3.76%               3,692            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.890927                  -1.09%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.132236            6.059662                  18.07%               6,797            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.216622            5.132236                 -17.44%               2,006            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.099528            6.216622                 -23.25%               1,373            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.099528                 -19.00%              24,046            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.310691            3.323741                  43.84%                  66            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.983793            2.310691                 -42.00%                  66            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.472936            3.983793                 -38.45%                  66            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.472936                 -35.27%              12,722            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.068798            10.213590                 44.49%                   0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.068798                 -29.31%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.459429            5.891540                  32.11%                 393            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.116877            4.459429                 -27.10%               1,684            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.136062            6.116877                 -24.82%                 409            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.136062                 -18.64%              17,844            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.713978            10.192274                 32.13%               1,267            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.713978                 -22.86%                 265            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.154059                 21.54%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.910990            8.942267                  29.39%               1,500            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.568605            6.910990                 -27.77%               1,695            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.894278            9.568605                  -3.29%                 632            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.961920            9.894278                  -0.68%                 800            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.961920                  -0.38%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.978359                  -0.22%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     7.116796            8.950658                  25.77%                 126            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.256811           7.116796                 -30.61%                  91            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.862902           10.256811                -26.01%                  80            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.253837           13.862902                 -9.12%               6,275            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.253837                 52.54%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.676227            8.856640                  32.66%                 354            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.962622            6.676227                 -25.51%                 290            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.393576            8.962622                  -4.59%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.498133            9.393576                  -1.10%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.498133                  -5.02%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.699002            8.262040                  23.33%               3,344            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.447560            6.699002                 -29.09%               3,203            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.999397           9.447560                 -32.51%               1,197            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.059802           13.999397                -12.83%              10,286            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           16.059802                 60.60%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     7.702487            9.904568                  28.59%              11,427            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.724385           7.702487                 -28.18%               8,044            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.493669           10.724385                -14.16%               2,397            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.750840           12.493669                 -2.02%               4,823            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           12.750840                 27.51%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.262817            8.796101                  40.45%               8,752            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.190803            6.262817                 -23.54%               7,343            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.483571            8.190803                 -13.63%               2,645            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.483571                  -5.16%                 648            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.180467                 41.80%               2,344            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.791724            8.451640                  24.44%              11,381            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.517435            6.791724                 -20.26%               8,339            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.655553            8.517435                 -11.79%                 534            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.777319           9.655553                 -10.41%              10,000            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.777319                  7.77%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.630895            8.921417                  34.54%               5,638            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.227273            6.630895                 -28.14%               3,810            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.758910            9.227273                  -5.45%                 433            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.758910                  -2.63%                  28            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            14.210605           17.843487                 25.56%                 132            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.249217           14.210605                  7.26%                   5            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.255588           13.249217                  8.11%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.203280           12.255588                  9.39%                  34            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.203280                 12.03%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.098223            10.132996                 25.13%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.098223                 -19.02%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.028092            5.607767                  39.22%                 478            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.958642            4.028092                 -32.40%                 268            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.585371            5.958642                 -30.60%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.585371                 -14.15%                  80            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            11.902270           16.072738                 35.04%               2,408            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.216634           11.902270                 -2.57%               1,123            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.327088           12.216634                  7.85%                  96            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.912907           11.327088                  3.80%                 391            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        8.179648            12.385431                 51.42%                  71            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.578684            8.179648                  -4.65%                  64            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.898173            8.578684                  -3.59%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.586071           8.898173                 -42.91%                 613            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           15.586071                 55.86%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        9.161589            13.052493                 42.47%                  11            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.601688            9.161589                  -4.58%                  11            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.919321           9.601688                 -12.07%                  11            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.980406            10.919321                  9.41%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.980406                  -0.20%                   0            1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.299299            9.674671                  32.54%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.709589            7.299299                 -24.82%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.857327            9.709589                  -1.50%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.857327                  -1.43%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         9.622193            12.349870                 28.35%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.330760           9.622193                  -6.86%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.218243           10.330760                 -7.91%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.218243                 12.18%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.151448            9.309837                  14.21%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.018352           8.151448                 -18.63%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.018352                  0.18%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.241626            8.894935                  22.83%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.992491            7.241626                 -27.53%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.992491                  -0.08%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.643214            9.716536                  27.13%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.294969           7.643214                 -25.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.294969                  2.95%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.233811            10.055171                 22.12%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.937767            8.233811                 -17.15%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.937767                  -0.62%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.158176            10.334474                 26.68%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.158176                 -18.42%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.904053            8.475971                  22.77%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.086501           6.904053                 -31.55%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.086501                  0.87%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.796758            8.629328                  26.96%               4,928            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.588758            6.796758                 -20.86%               1,310            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.549358            8.588758                 -10.06%                 166            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.883705           9.549358                 -12.26%              34,528            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.785174            8.292070                  22.21%                 109            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.681907            6.785174                 -21.85%                 114            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.490877           8.681907                 -30.49%                  42            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.299484           12.490877                -18.36%              26,521            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.014381            9.794272                  22.21%               1,121            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.014381                 -19.86%                 164            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.938536            9.731864                  22.59%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.938536                 -20.61%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.659067            12.225996                 26.58%               3,648            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.262728           9.659067                 -14.24%               2,441            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.171958           11.262728                 10.72%                 565            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.771225            10.171958                 15.97%              21,574            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.195584                  1.96%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.225731            11.026051                 34.04%                   0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.476383           8.225731                 -21.48%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.476383                  4.76%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.867077            9.688754                  23.16%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.179036           7.867077                 -22.71%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.179036                  1.79%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.010634            9.719642                  21.33%                   0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.157052           8.010634                 -21.13%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.157052                  1.57%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.022288            8.823929                  25.66%                   0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.290594           7.022288                 -31.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.290594                  2.91%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    5.619687            8.144608                  44.93%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.696154            5.619687                 -35.38%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.417121           8.696154                 -29.97%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.605804           12.417121                -20.43%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.383368            8.338678                  30.63%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.120126            6.383368                 -21.39%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.645617           8.120126                 -23.72%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.635449           10.645617                -27.26%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.459404            9.163924                  22.85%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.882625            7.459404                 -24.52%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.975679            9.882625                  -0.93%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.331154            9.975679                   6.91%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.579801            10.250496                 35.23%               1,638            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.579801                 -24.20%                 585            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     5.486341            6.785209                  23.67%                   0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.867141            5.486341                 -30.26%                  95            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.353934           7.867141                 -24.02%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.856134           10.353934                -12.67%              62,594            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      6.306075            7.945117                  25.99%              10,668            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.275796            6.306075                 -23.80%               6,296            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.602483            8.275796                 -13.82%               1,063            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.783286           9.602483                 -10.95%              94,298            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         7.218359            8.584782                  18.93%                 507            2003
       Investment Fund
       -Appreciation
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.830538            7.218359                 -18.26%                 234            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.921665            8.830538                 -11.00%               1,742            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.173850           9.921665                  -2.48%               4,404            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.455521            10.929322                 29.26%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.652198           8.455521                 -20.62%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.652198                  6.52%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.647677            11.573682                 33.84%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.038201           8.647677                 -13.85%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.038201                  0.38%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.018959           12.344640                  2.71%               7,583            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.202838           12.018959                  7.28%               3,776            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.568127           11.202838                  6.01%                 435            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.747622            10.568127                  8.42%               8,311            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             7.502801            9.589583                  27.81%              20,904            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.209865            7.502801                 -18.54%               3,632            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.887701            9.209865                  -6.86%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.300541            9.887701                   6.31%              51,011            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.943919            7.746584                  30.33%               4,777            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.676331            5.943919                 -31.49%               1,889            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.745932           8.676331                 -19.26%               1,946            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.309803           10.745932                -12.70%             101,068            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        6.454537            8.043859                  24.62%               2,163            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.346563            6.454537                   1.70%                 620            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.340109            6.346563                 -13.54%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.662795            7.340109                 -24.04%              17,319            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    6.253645            8.790049                  40.56%                  47            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.998921            6.253645                 -21.82%                  47            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.353122           7.998921                 -22.74%                  49            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.045702           10.353122                -20.64%               9,281            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.700598            10.827465                 40.61%               1,465            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.700598                 -22.99%                 360            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          7.888206            9.937601                  25.98%              16,064            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.873298            7.888206                 -11.10%               3,996            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.316947           8.873298                 -13.99%                 303            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.266962           10.316947                 -8.43%              84,405            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.090942                  0.91%                   0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         5.158219            6.564618                  27.27%                 819            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.730718            5.158219                 -23.36%                 428            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.015802            6.730718                 -16.03%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.859832            8.015802                 -18.70%              15,755            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.416124            11.485789                 54.88%                 560            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.416124                 -25.84%                 709            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.829678            12.330655                 39.65%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.055422           8.829678                 -20.13%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.055422                 10.55%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.428190            9.375945                  26.22%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.242781           7.428190                 -27.48%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.242781                  2.43%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.833317            10.191325                 30.10%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.833317                 -21.67%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       5.983746            7.719293                  29.00%               1,200            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.144524            5.983746                 -26.53%                 678            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.447118            8.144524                 -13.79%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.768053           9.447118                 -12.27%               8,491            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.645969                 36.46%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    10.412893           13.762016                 32.16%               2,690            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.526391           10.412893                -16.87%               1,980            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.932854           12.526391                 -3.14%                 519            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.436215           12.932854                 13.09%               5,958            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.018929            10.823716                 20.01%               3,233            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.901799            9.018929                   1.32%               1,081            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.703574            8.901799                   2.28%                 118            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.666832            8.703574                  -9.96%               5,547            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.714603            10.891929                 62.21%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.070402            6.714603                 -16.80%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.673124            8.070402                  -6.95%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.673124                 -13.27%                  20            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.477857            12.126779                 62.17%                 491            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.477857                 -25.22%                  89            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.766715            12.172182                 38.85%                 196            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.766715                 -12.33%                  67            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.394065            11.268550                 34.24%                 346            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.394065                 -16.06%                 202            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.890847            2.880988                  52.36%                  17            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.367087            1.890847                 -43.84%                  17            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.990454            3.367087                 -43.79%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.990454                 -40.10%                  24            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.100003            10.814936                 52.32%               1,109            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.100003                 -29.00%                 461            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.889333            9.615137                  21.88%                  20            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.889333                 -21.11%                   6            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.318429           12.332360                  0.11%              13,157            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.308475           12.318429                  8.93%              10,320            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.743338           11.308475                  5.26%                 985            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.725276            10.743338                 10.47%              17,109            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       3.450405            4.495423                  30.29%                   0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.932123            3.450405                 -30.04%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.993410            4.932123                 -29.47%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.697798            6.993410                 -27.89%               7,357            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.802762            6.393266                  33.12%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.447625            4.802762                 -25.51%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.208243            6.447625                 -29.98%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.208243                  -7.92%                  31            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.738127            10.278685                 32.83%                   2            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.738127                 -22.62%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.877095            10.460887                  5.91%               3,930            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.877095                  -1.23%                 285            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.476086            10.574947                 11.60%              44,296            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.476086                  -5.24%              40,248            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.982505            10.584261                 17.83%              26,726            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.982505                 -10.71%              19,368            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.537693            10.612606                 24.30%              18,958            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.537693                 -14.62%                 294            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.187819            10.597538                 29.43%               4,907            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.187819                 -18.12%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   5.142260            7.072963                  37.55%               1,253            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.318555            5.142260                 -38.18%                 474            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.163206           8.318555                 -31.61%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.643628           12.163206                 -2.67%              28,263            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.721236           10.588727                 -1.24%              12,507            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.792570           10.721236                 -0.66%               9,844            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.614638           10.792570                  1.68%                 237            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.198968           10.614638                  4.08%              63,000            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.637820            8.307646                  25.16%              12,566            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.183165            6.637820                 -18.88%                 170            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.456097            8.183165                 -13.46%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.842006            9.456097                  -3.92%              55,314            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.079080            11.192078                 23.27%                  70            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.079080                  -9.21%                 451            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.449034            11.142320                 49.58%                 774            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.449034                 -25.51%                  77            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       5.609527            7.491225                  33.54%                 148            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.660350            5.609527                 -26.77%                 125            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.614186            7.660350                 -20.32%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.170893           9.614186                 -13.94%               8,320            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.516344                 35.16%                  34            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.546230            12.580487                 31.78%               1,431            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.579903           9.546230                 -34.52%                 863            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.662806           14.579903                -12.50%                  49            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.250073           16.662806                -17.71%              15,375            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      11.478843           17.672542                 53.96%               3,786            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.057232           11.478843                -28.51%               2,273            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.754961           16.057232                 25.89%                 566            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.685305           12.754961                  9.15%              13,697            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          11.205308           15.509055                 38.41%               1,158            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.809877           11.205308                -18.86%                 754            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.083183           13.809877                 -8.44%                 300            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.110489           15.083183                  6.89%              52,907            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.537812            8.760817                  16.22%                 628            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.758381            7.537812                 -13.94%                 451            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.264907            8.758381                  -5.47%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.471823            9.264907                  -2.18%              20,784            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.033027           12.141036                 10.04%               1,845            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.485245           11.033027                  5.22%                 963            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.254426           10.485245                  2.25%                 441            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.887582            10.254426                  3.71%              10,822            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.124576            6.047553                  18.01%               4,134            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.210517            5.124576                 -17.49%               2,352            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.095727            6.210517                 -23.29%                 863            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.095727                 -19.04%             118,431            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.307249            3.317116                  43.77%                  14            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.979883            2.307249                 -42.03%                  14            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.469900            3.979883                 -38.49%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.469900                 -35.30%              92,046            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.066388            10.204923                 44.41%                 366            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.066388                 -29.34%                 111            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.452769            5.879751                  32.05%                   8            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.110859            4.452769                 -27.13%                   8            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.132240            6.110859                 -24.86%                  66            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.132240                 -18.68%             101,352            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.711350            10.183619                 32.06%               1,929            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.711350                 -22.89%               1,072            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.149928                 21.50%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.898096            8.921038                  29.33%               1,932            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.555631            6.898096                 -27.81%               2,238            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.885928            9.555631                  -3.34%                 280            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.958551            9.885928                  -0.73%               3,850            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.974965                  -0.25%                 293            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     7.103509            8.929402                  25.70%               2,704            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.242890           7.103509                 -30.65%               1,040            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.851206           10.242890                -26.05%                  41            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.248701           13.851206                 -9.16%              39,859            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.663773            8.835623                  32.59%               1,395            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.950468            6.663773                 -25.55%               2,474            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.385656            8.950468                  -4.64%                 380            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.494931            9.385656                  -1.15%               8,885            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.686490            8.242419                  23.27%               1,937            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.434727            6.686490                 -29.13%                 981            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.987563           9.434727                 -32.55%               1,470            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.054381           13.987563                -12.87%              80,705            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     7.688120            9.881067                  28.52%               6,704            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.709843           7.688120                 -28.21%               4,670            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.483131           10.709843                -14.21%               2,099            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.746543           12.483131                 -2.07%              71,488            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.254301            8.779681                  40.38%               1,199            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.183849            6.254301                 -23.58%               1,458            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.480386            8.183849                 -13.68%                 263            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.480386                  -5.20%               4,837            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.175664                 41.76%               1,105            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.779063            8.431587                  24.38%               2,030            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.505890            6.779063                 -20.30%               1,292            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.647415            8.505890                 -11.83%               2,075            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.773688           9.647415                 -10.45%              96,024            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.621889            8.904768                  34.47%               1,734            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.219447            6.621889                 -28.17%               1,015            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.755631            9.219447                  -5.50%                  14            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.755631                  -2.67%              10,530            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            14.184124           17.801173                 25.50%               1,600            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.231263           14.184124                  7.20%                  32            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.245260           13.231263                  8.05%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.199494           12.245260                  9.34%                 627            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.095466            10.124389                 25.06%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.095466                 -19.05%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.022612            5.597290                  39.15%                 378            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.953570            4.022612                 -32.43%                 433            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.582480            5.953570                 -30.63%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.582480                 -14.18%               6,674            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            11.880085           16.034633                 34.97%               2,919            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.200073           11.880085                 -2.62%               1,634            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.317531           12.200073                  7.80%                 413            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.905202           11.317531                  3.78%               7,955            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        8.164377            12.356025                 51.34%                 343            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.567036            8.164377                  -4.70%                 273            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.890661            8.567036                  -3.64%                  25            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.580817           8.890661                 -42.94%               1,884            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        9.144519            13.021538                 42.40%                  51            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.588687            9.144519                  -4.63%                  24            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.910122           9.588687                 -12.11%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.977040            10.910122                  9.35%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.289402            9.656637                  32.48%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.701370            7.289402                 -24.86%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.854024            9.701370                  -1.55%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.854024                  -1.46%               1,531            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         9.609130            12.326831                 28.28%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.322006           9.609130                  -6.91%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.214476           10.322006                 -7.96%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.214476                 12.14%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.146774            9.299755                 14.15%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.017724           8.146774                -18.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.017724                 0.18%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.237469            8.885303                 22.77%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.991859            7.237469                -27.57%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.991859                 -0.08%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.638832            9.706030                 27.06%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.294326           7.638832                -25.80%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.294326                 2.94%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.229101            10.044299                22.06%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.937144            8.229101                -17.19%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.937144                 -0.63%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.155392            10.325687                26.61%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.155392                -18.45%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.900097            8.466812                 22.71%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.085866           6.900097                -31.59%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.085866                 0.86%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.784071            8.608836                 26.90%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.577091            6.784071                -20.90%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.541283            8.577091                -10.11%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.880025           9.541283                -12.30%               11,881            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.772509            8.272374                 22.15%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.670125            6.772509                -21.89%                   52            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.480327           8.670125                -30.53%                    5            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.294316           12.480327               -18.40%               18,453            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.011649            9.785936                 22.15%                   53            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.011649                -19.88%                    5            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.935821            9.723577                 22.53%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.935821                -20.64%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         9.641037            12.196960                26.51%                  410            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.247447           9.641037                -14.28%                   61            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.163375           11.247447                10.67%                   14            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.768259            10.163375                15.91%                4,809            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.192099                 1.92%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.221023            11.014146                33.98%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.475729           8.221023                -21.52%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.475729                 4.76%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.862571            9.678294                 23.09%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.178398           7.862571                -22.75%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.178398                 1.78%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.006045            9.709143                 21.27%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.156417           8.006045                -21.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.156417                 1.56%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.018263            8.814389                 25.59%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.289949           7.018263                -31.79%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.289949                 2.90%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    5.609184            8.125241                 44.86%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.684342            5.609184                -35.41%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.406646           8.684342                -30.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.600551           12.406646               -20.47%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.371446            8.318867                 30.56%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.109093            6.371446                -21.43%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.636622           8.109093                -23.76%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.630509           10.636622               -27.30%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    7.445481            9.142157                 22.79%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.869216            7.445481                -24.56%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.967257            9.869216                 -0.98%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.327994            9.967257                  6.85%                  137            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.577210            10.241782                35.17%                    0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.577210                -24.23%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     5.476092            6.769089                 23.61%                    0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.856453            5.476092                -30.30%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.345179           7.856453                -24.06%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.852125           10.345179                12.71%               12,862            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      6.294303            7.926250                 25.93%                    0            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.264570            6.294303                -23.84%                1,648            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.594375            8.264570                -13.86%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.779645           9.594375                -11.00%               40,751            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         7.204901            8.564412                 18.87%                1,101            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.818570            7.204901                -18.30%                  706            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.913289            8.818570                -11.04%                  130            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.170406           9.913289                 -2.53%                3,524            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.450677            10.917495                29.19%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.651529           8.450677                -20.66%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.651529                 6.52%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.642712            11.561155                33.77%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.037569           8.642712                -13.90%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.037569                 0.38%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      11.996568           12.315361                 2.66%                    0            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.187661           11.996568                 7.23%                  351            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.559225           11.187661                 5.95%                  351            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.744333            10.559225                 8.36%                3,125            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             7.488805            9.566810                 27.75%                  298            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.197371            7.488805                -18.58%                  205            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.879350            9.197371                 -6.90%                  109            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.297394            9.879350                  6.26%                4,714            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.932835            7.728217                 30.26%                  612            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.664560            5.932835                -31.53%                  198            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.736866           8.664560                -19.30%                    1            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.305653           10.736866               -12.75%               59,620            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.442506            8.024768                 24.56%                    0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.337956            6.442506                  1.65%                  179            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.333907            6.337956                -13.58%                  179            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.659523            7.333907                -24.08%                4,625            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    6.241968            8.769155                 40.49%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.988069            6.241968                -21.86%                  337            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.344382           7.988069                -22.78%                  342            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.041301           10.344382               -20.68%                3,538            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.697965            10.818256                40.53%                    4            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.697965                -23.02%                    5            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          7.873493            9.914027                 25.92%                  897            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.861264            7.873493                -11.15%                  881            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.308233           8.861264                -14.04%                  739            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.263156           10.308233                -8.48%               25,250            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.087509                 0.88%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.148599            6.549041                 27.20%                  693            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.721581            5.148599                -23.40%                  435            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.009032            6.721581                -16.07%                  226            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.856495            8.009032                -18.74%               18,700            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.413590            11.476013                54.80%                    0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.413590                -25.86%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.823711            12.316054                39.58%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.053603           8.823711                -20.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.053603                10.54%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.423175            9.364845                 26.16%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.241093           7.423175                -27.52%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.241093                 2.41%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.830650            10.182663                30.04%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.830650                -21.69%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.972569            7.700955                 28.94%                    0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.133455            5.972569                -26.57%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.439135            8.133455                -13.83%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.764410           9.439135                -12.31%                  393            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.641325                36.41%                    0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    10.393469           13.729366                32.10%                  395            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.509403           10.393469               -16.91%                  342            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.921938           12.509403                -3.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.432355           12.921938                13.03%                8,380            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      9.002106            10.798032                19.95%                    0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.889732            9.002106                  1.26%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.696224            8.889732                  2.23%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.663565            8.696224                -10.01%                3,041            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.706895            10.873898                62.13%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.065253            6.706895                -16.84%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.672055            8.065253                 -7.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.672055                -13.28%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.475305            12.116476                62.09%                    0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.475305                -25.25%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.762545            12.160197                38.77%                   41            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.762545                -12.37%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.390084            11.257465                34.18%                   20            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.390084                -16.10%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.888681            2.876240                 52.29%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.364948            1.888681                -43.87%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.989717            3.364948                -43.82%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.989717                -40.10%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.097577            10.805736                52.25%                   24            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.097577                -29.02%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.885581            9.605670                 21.81%                   23            2003
       Global Utilites Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.885581                -21.14%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.295493           12.303120                 0.06%                  226            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.293161           12.295493                 8.88%                  178            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.734272           11.293161                 5.21%                   92            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.721987            10.734272                10.41%                9,617            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.443952            4.484722                 30.22%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                4.925420            3.443952                -30.08%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.987497            4.925420                -29.51%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.694518            6.987497                -27.92%                1,779            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.797249            6.382676                 33.05%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.443529            4.797249                -25.55%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.207114            6.443529                -30.02%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.207114                 -7.93%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.735493            10.269947                32.76%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.735493                -22.65%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.872402            10.450593                 5.86%                    0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.872402                 -1.28%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.471588            10.564539                11.54%                2,650            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.471588                 -5.28%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.978240            10.573837                17.77%                5,371            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.978240                -10.22%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.533634            10.602160                24.24%                8,409            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.533634                -14.66%                   23            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.183923            10.587104                29.36%                4,582            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.183923                -18.16%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid   5.132637            7.056149                 37.48%                   19            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.307241            5.132637                -38.21%                   21            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.152925           8.307241                -31.64%                   17            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.638685           12.152925               -16.98%                9,578            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.701197           10.563553                -1.29%                    0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.777889           10.701197                -0.71%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.605632           10.777889                 1.62%                  768            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.195482           10.605632                 4.02%               47,092            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.625425            8.287900                 25.09%                    0            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.172057            6.625425                -18.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.448103            8.172057                -13.51%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.838680            9.448103                 -3.97%                7,522            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.074768            11.181069                23.21%                    0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.074768                 -9.25%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.445495            11.131364                49.50%                    0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.445495                -25.55%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       5.599057            7.473438                 33.48%                    0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.649959            5.599057                -26.81%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.606072            7.649959                -20.36%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.167113           9.606072                -13.98%                  929            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.511751                35.12%                    0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      9.528413            12.550621                31.72%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.560133           9.528413                -34.56%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.648755           14.560133               -12.55%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                20.243274           16.648755               -17.76%                6,653            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      11.457422           17.630611                53.88%                  398            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.035460           11.457422               -28.55%                  121            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.744198           16.035460                25.83%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.681367           12.744198                 9.10%                6,544            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small          11.184395           15.472238                38.34%                    3            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.791138           11.184395               -18.90%                  208            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.070448           13.791138                -8.49%                    3            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.105728           15.070448                 6.84%                9,932            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.523744            8.740006                 16.17%                    0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.746499            7.523744                -13.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.257079            8.746499                 -5.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.468619            9.257079                 -2.23%                7,049            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     11.012457           12.112226                 9.99%                   15            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.471032           11.012457                 5.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.245769           10.471032                 2.20%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.884242            10.245769                 3.66%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.116941            6.035469                 17.95%                   93            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.204428            5.116941                -17.53%                   99            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.091928            6.204428                -23.33%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.091928                -19.08%               59,411            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.303786            3.310444                 43.70%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.975953            2.303786                -42.06%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.466853            3.975953                -38.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.466853                -35.33%               47,293            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.063972            10.196246                44.34%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.063972                -29.36%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.446112            5.867965                 31.98%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.104844            4.446112                -27.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.128419            6.104844                -24.90%                    8            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.128419                -18.72%               32,300            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.708715            10.174958                31.99%                    5            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.708715                -22.91%                    5            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.145798                21.46%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.885223            8.899852                 29.26%                   84            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.542657            6.885223                -27.85%                   36            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.877577            9.542657                 -3.39%                    4            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.955186            9.877577                 -0.87%                  927            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.971565                 -0.28%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.090239            8.908195                 25.64%                   10            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.228980           7.090239                -30.68%                   10            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.839506           10.228980               -26.09%                    9            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.243555           13.839506                -9.21%               20,672            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.651335            8.814644                 32.52%                    0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.938329            6.651335                -25.59%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.377731            8.938329                 -4.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.491719            9.377731                 -1.20%                  105            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.674005            8.222845                 23.21%                    0            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.421935            6.674005                -29.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.975777           9.421935                -32.58%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.048985           13.975777               -12.92%               23,450            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     7.673761            9.857594                 28.46%                  985            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.695313           7.673761                -28.25%                  556            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.472602           10.695313               -14.25%                   72            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.742243           12.472602                -2.12%               24,319            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.245795            8.763286                 40.31%                    0            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.176890            6.245795                -23.62%                   82            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.477189            8.176890                -13.72%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.477189                 -5.23%                8,037            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.170841                41.71%                  179            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.766391            8.411542                 24.31%                  564            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.494330            6.766391                -20.34%                  130            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.639258            8.494330                -11.88%                  131            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.770042           9.639258                -10.50%               32,461            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.612889            8.888143                 34.41%                  991            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.211624            6.612889                -28.21%                  581            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.752349            9.211624                 -5.54%                  105            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.752349                 -2.70%                5,095            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            14.157666           17.758937                25.44%                   11            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.213325           14.157666                 7.15%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.234919           13.213325                 8.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.195718           12.234919                 9.28%                  665            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.092698            10.115781                25.00%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.092698                -19.07%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            4.017136            5.586822                 39.07%                   86            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.948504            4.017136                -32.47%                   79            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.579581            5.948504                -30.67%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.579581                -14.20%                1,543            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            11.857917           15.996561                34.90%                   29            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.183524           11.857917                -2.67%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.307986           12.183524                 7.74%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.897503           11.307986                 3.77%                1,019            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.149155            12.326720                51.26%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.555421            8.149155                 -4.75%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.883159            8.555421                 -3.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.575591           8.883159                -42.97%                4,581            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        9.127452            12.990628                42.32%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.575679            9.127452                 -4.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.900909           9.575679                -12.16%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.973670            10.900909                 9.30%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.279475            9.638578                 32.41%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.693126            7.279475                -24.90%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.850703            9.693126                 -1.60%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.850703                 -1.49%                1,086            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.596083            12.303823                28.22%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.313242           9.596083                 -6.95%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.210704           10.313242                -8.01%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.210704                12.11%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.142095            9.289687                  14.09%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.017094           8.142095                 -18.72%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.017094                  0.17%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.233330            8.875697                  22.71%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.991237            7.233330                 -27.60%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.991237                  -0.09%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.634447            9.695517                  27.00%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.293681           7.634447                 -25.83%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.293681                  2.94%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.224372            10.033413                 22.00%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.936519            8.224372                 -17.23%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.936519                  -0.63%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.152603            10.316906                 26.55%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.152603                 -18.47%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.896140            8.457637                  22.64%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.085232           6.896140                 -31.62%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.085232                  0.85%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.771407            8.588388                  26.83%               4,688            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.565466            6.771407                 -20.95%               3,407            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.533240            8.565466                 -10.15%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.876352           9.533240                 -12.35%               9,223            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.759875            8.252742                  22.08%                 203            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.658367            6.759875                 -21.93%                 203            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.469801           8.658367                 -30.57%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.289171           12.469801                -18.44%              36,626            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.008918            9.777622                  22.08%                 613            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.008918                 -19.91%                 570            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.933115            9.715318                  22.47%                 404            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.933115                 -20.67%                 178            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.623047            12.168003                 26.45%               2,271            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.232186           9.623047                 -14.33%               1,729            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.154779           11.232186                 10.61%                 162            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.765289            10.154779                 15.85%               9,206            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.188610                  1.89%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.216307            11.002213                 33.91%                   0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.475068           8.216307                 -21.56%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.475068                  4.75%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.858057            9.667800                  23.03%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.177758           7.858057                 -22.79%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.177758                  1.78%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.001454            9.698627                  21.21%                   0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.155780           8.001454                 -21.21%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.155780                  1.56%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.014233            8.804834                  25.53%                   0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.289305           7.014233                 -31.83%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.289305                  2.89%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    5.598697            8.105931                  44.78%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.672533            5.598697                 -35.44%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.396149           8.672533                 -30.04%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.595284           12.396149                -20.51%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.359555            8.299122                  30.50%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.098098            6.359555                 -21.47%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.627648           8.098098                 -23.80%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.625579           10.627648                -27.34%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.431583            9.120448                  22.73%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.855838            7.431583                 -24.60%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.958846            9.855838                  -1.03%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.324847            9.958846                   6.80%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.574621            10.233061                 35.10%                 300            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.574621                 -24.25%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     5.465865            6.753010                  23.55%                 837            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.845781            5.465865                 -30.33%                 837            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.336445           7.845781                 -24.10%                 171            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.848121           10.336445                -12.76%              19,564            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      6.282549            7.907426                  25.86%               7,888            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.253345            6.282549                 -23.88%               7,514            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.586268            8.253345                 -13.90%                 776            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.775998           9.586268                 -11.04%              89,971            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         7.191435            8.544050                  18.81%               1,967            2003
       Investment Fund -
       Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.806588            7.191435                 -18.34%               2,279            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.904915            8.806588                 -11.09%                 162            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.166971           9.904915                  -2.58%               7,007            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.445830            10.905688                 29.13%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.650860           8.445830                 -20.70%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.650860                  6.51%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.637753            11.548639                 33.70%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.036933           8.637753                 -13.94%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.036933                  0.37%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      11.974186           12.286109                  2.60%                 943            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.172482           11.974186                  7.18%               2,848            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.550300           11.172482                  5.90%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.741035            10.550300                  8.31%               1,319            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             7.474825            9.544098                  27.68%              15,000            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.184896            7.474825                 -18.62%              14,972            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.871006            9.184896                  -6.95%                 504            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.294244            9.871006                   6.21%              29,366            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.921737            7.709846                  30.20%               4,605            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.652786            5.921737                 -31.56%               4,547            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.727787           8.652786                 -19.34%                 732            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.301489           10.727787                -12.79%              37,255            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        6.430462            8.005701                  24.50%               3,092            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.329333            6.430462                   1.60%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.327699            6.329333                 -13.62%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.656256            7.327699                 -24.11%              15,687            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    6.230312            8.748328                  40.42%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.977219            6.230312                 -21.90%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.335636           7.977219                 -22.82%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.036900           10.335636                -20.72%              10,698            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.695341            10.809048                 40.46%                   0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.695341                 -23.05%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          7.858792            9.890473                  25.85%               7,199            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.849226            7.858792                 -11.19%               4,959            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.299521           8.849226                 -14.08%                 420            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.259347           10.299521                 -8.52%              50,886            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.084062                  0.84%                 272            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         5.138966            6.533465                  27.14%               1,870            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.712445            5.138966                 -23.44%               1,870            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.002263            6.712445                 -16.12%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.853171            8.002263                 -18.78%               4,834            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.411055            11.466264                 54.72%                 483            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.411055                 -25.89%                 220            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.817759            12.301491                 39.51%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.051778           8.817759                 -20.21%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.051778                 10.52%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.418164            9.353759                  26.09%                 265            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.239405           7.418164                 -27.55%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.239405                  2.39%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.827971            10.173994                 29.97%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.827971                 -21.72%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       5.961415            7.682654                  28.87%                 548            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.122414            5.961415                 -26.61%                 247            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.431156            8.122414                 -13.88%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.760775           9.431156                 -12.36%              10,061            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.636687                 36.37%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    10.374056           13.696747                 32.03%               5,041            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.492426           10.374056                -16.96%               3,484            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.911023           12.492426                 -3.24%                 324            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.775998           12.911023                 19.81%              89,971            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      8.985305            10.772386                 19.89%               4,855            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.877656            8.985305                   1.21%               1,238            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.688881            8.877656                   2.17%                 237            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.660301            8.688881                 -10.06%                 481            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.699200            10.855897                 62.05%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.060116            6.699200                 -16.88%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.670989            8.060116                  -7.05%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.670989                 -13.29%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.472752            12.106188                 62.00%                   0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.472752                 -25.27%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.758376            12.148227                 38.70%                   0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.758376                 -12.42%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.386081            11.246360                 34.11%               2,763            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.386081                 -16.14%               2,234            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.886498            2.871458                  52.21%                   0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.362778            1.886498                 -43.90%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.988974            3.362778                 -43.85%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.988974                 -40.11%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.095154            10.796562                 52.17%                   0            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.095154                 -29.05%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.881827            9.596197                  21.75%               2,740            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.881827                 -21.18%               2,262            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.272524           12.273884                  0.01%               2,818            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.277822           12.272524                  8.82%               3,311            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.725199           11.277822                  5.15%                  72            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.718698            10.725199                 10.36%              26,795            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       3.437514            4.474066                  30.15%               6,020            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.918714            3.437514                 -30.11%               6,020            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.981582            4.918714                 -29.55%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.691237            6.981582                 -27.96%                 259            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.791752            6.372114                  32.98%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.439422            4.791752                 -25.59%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.205983            6.439422                 -30.05%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.205983                  -7.94%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.732842            10.261213                 32.70%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.732842                 -22.67%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.867718            10.440308                  5.80%                 705            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.867718                  -1.32%                 404            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.467085            10.554142                 11.48%               1,405            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.467085                  -5.33%                 929            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.973976            10.563437                 17.71%               2,261            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.973976                 -10.26%               4,564            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.529580            10.591735                 24.18%               1,826            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.529580                 -14.70%                 169            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.180038            10.576701                 29.30%                   0            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.180038                 -18.20%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   5.123042            7.039364                  37.41%               2,828            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.295955            5.123042                 -38.25%               3,097            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.142653           8.295955                 -31.68%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.633744           12.142653                -17.02%               7,807            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.681191           10.538430                 -1.34%                 155            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.763223           10.681191                 -0.76%                  47            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.596630           10.763223                  1.57%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.191993           10.596630                  3.97%              54,546            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.613060            8.268230                  25.03%               2,210            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.160969            6.613060                 -18.97%               1,884            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.440134            8.160969                 -13.55%                 314            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.835355            9.440134                  -4.02%               7,818            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.070448            11.170073                 23.15%                   0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.070448                  -9.30%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.441956            11.120418                 49.43%                   0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.441956                 -25.58%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       5.588592            7.455683                  33.41%                   0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.639563            5.588592                 -26.85%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.597955            7.639563                 -20.40%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.163349           9.597955                 -14.02%                 261            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.507152                 35.07%                 580            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.510606            12.520788                 31.65%               1,570            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.540363           9.510606                 -34.59%               1,718            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.634699           14.540363                -12.59%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.236462           16.634699                -17.80%               4,291            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      11.436036           17.588746                 53.80%               2,625            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.013702           11.436036                -28.59%               2,353            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.733436           16.013702                 25.76%                 113            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.677418           12.733436                  9.04%               4,708            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          11.163516           15.435486                 38.27%               2,675            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.772426           11.163516                -18.94%               2,068            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.057727           13.772426                 -8.54%                 183            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.100980           15.057727                  6.78%               9,183            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.509706            8.719260                  16.11%               7,841            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.734629            7.509706                 -14.02%               5,334            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.249263            8.734629                  -5.56%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.465417            9.249263                  -2.28%               8,305            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     10.991915           12.083481                  9.93%                 587            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.456814           10.991915                  5.12%                 462            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.237115           10.456814                  2.15%                 209            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.880904            10.237115                  3.61%               5,401            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.109290            6.023371                  17.89%               2,659            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.198324            5.109290                 -17.57%               1,932            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.088130            6.198324                 -23.37%                 412            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.088130                 -19.12%              72,579            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.300349            3.303823                  43.62%                 265            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.972038            2.300349                 -42.09%               2,909            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.463807            3.972038                 -38.55%                 265            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.463807                 -35.36%              50,902            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.061561            10.187572                 44.27%                   0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.061561                 -29.38%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.439471            5.856236                  31.91%                   0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.098839            4.439471                 -27.21%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.124596            6.098839                 -24.93%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.124596                 -18.75%              28,745            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.706084            10.166316                 31.93%                 965            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.706084                 -22.94%                 532            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.141666                 21.42%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.872361            8.878710                  29.19%                   0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.529703            6.872361                 -27.88%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.869229            9.529703                  -3.44%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.951814            9.869229                  -0.83%               8,310            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.968174                  -0.32%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     7.076993            8.887039                  25.58%               3,013            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.215088           7.076993                 -30.72%               1,777            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.827826           10.215088                -26.13%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.238417           13.827826                 -9.26%              13,566            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.638920            8.793708                  32.46%                   0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.926202            6.638920                 -25.62%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.369810            8.926202                  -4.73%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.488501            9.369810                  -1.25%                 232            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.661537            8.203305                  23.14%                 932            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.409133            6.661537                 -29.20%                 880            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.963970           9.409133                 -32.62%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.043574           13.963970                -12.96%              15,234            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     7.659427            9.834176                  28.39%               9,980            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.680788           7.659427                 -28.29%               8,520            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.462062           10.680788                -14.29%                 158            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.737936           12.462062                 -2.17%              14,643            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.237297            8.746892                  40.24%               9,931            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.169938            6.237297                 -23.66%              10,664            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.474001            8.169938                 -13.76%                 176            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.474001                  -5.26%              13,896            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.166030                 41.66%               1,408            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.753762            8.391578                  24.25%               8,329            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.482808            6.753762                 -20.38%               8,719            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.631127            8.482808                 -11.92%                 321            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.766408           9.631127                 -10.54%              22,952            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.603890            8.871536                  34.34%               7,898            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.203790            6.603890                 -28.25%               7,728            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.749061            9.203790                  -5.59%                  32            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.749061                  -2.73%              14,541            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            14.131254           17.716758                 25.37%               1,855            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.195391           14.131254                  7.09%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.224582           13.195391                  7.94%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.191935           12.224582                  9.23%               2,924            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.089937            10.107185                 24.94%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.089937                 -19.10%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            4.011657            5.576363                  39.00%               1,133            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.943437            4.011657                 -32.50%               1,097            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.576684            5.943437                 -30.70%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.576684                 -14.23%                 649            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            11.835803           15.958607                 34.83%               4,770            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.166987           11.835803                 -2.72%               3,662            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.298429           12.166987                  7.69%                  61            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.889793           11.298429                  3.75%               2,698            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        8.133920            12.297423                 51.19%                   0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.543787            8.133920                  -4.80%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.875639            8.543787                  -3.74%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.570329           8.875639                 -43.00%               3,039            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        9.110404            12.959755                 42.25%                   0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.562673            9.110404                  -4.73%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.891686           9.562673                 -12.20%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.970287            10.891686                  9.24%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.269573            9.620573                  32.34%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.684882            7.269573                 -24.94%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.847382            9.684882                  -1.65%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.847382                  -1.53%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         9.583033            12.280843                 28.15%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.304470           9.583033                  -7.00%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.206923           10.304470                 -8.05%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.206923                 12.07%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.137432            9.279639                 14.04%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.016461           8.137432                -18.76%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.016461                 0.61%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.229178            8.866086                 22.64%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.990609            7.229178                -27.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.990609                 -0.09%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.630071            9.685018                 26.93%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.293031           7.630071                -25.87%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.293031                 2.93%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.219646            10.022543                21.93%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.935895            8.219646                -17.27%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.935895                 -0.64%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.149815            10.308115                26.48%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.149815                -18.50%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.892183            8.448472                 22.58%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.084598           6.892183                -31.66%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.084598                 0.85%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.758745            8.567953                 26.77%                  973            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.553813            6.758745                -20.99%                  974            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.525172            8.553813                -10.20%                  867            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.872664           9.525172                -12.39%                7,411            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.747247            8.233125                 22.02%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.646608            6.747247                -21.97%                  224            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.459273           8.646608                -30.60%                  222            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.284018           12.459273               -18.48%                3,058            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.006178            9.769298                 22.02%                  194            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.006178                -19.94%                  113            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.930404            9.707050                 22.40%                  108            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.930404                -20.70%                    8            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         9.605080            12.139101                26.38%                8,235            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.216937           9.605080                -14.37%                6,564            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.146205           11.216937                10.55%                1,546            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.762324            10.146205                15.79%                3,972            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.185123                 1.85%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.211593            10.990306                33.84%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.474412           8.211593                -21.60%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.474412                 4.74%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.853558            9.657343                 22.97%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.177118           7.853558                -22.83%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.177118                 1.77%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.996867            9.688129                 21.15%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.155140           7.996867                -21.25%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.155140                 1.55%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.010206            8.795297                 25.46%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.288659           7.010206                -31.86%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.288659                 2.89%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    5.588226            8.086661                 44.71%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.660749            5.588226                -35.48%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.385672           8.660749                -30.07%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.590018           12.385672               -20.55%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.347674            8.279397                 30.43%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.087096            6.347674                -21.51%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.618671           8.087096                -23.84%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.620650           10.618671               -27.37%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    7.417702            9.098784                 22.66%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.842448            7.417702                -24.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.950424            9.842448                 -1.09%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.321684            9.950424                  6.74%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.572039            10.224364                35.03%                    0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.572039                -24.28%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     5.455641            6.736948                 23.49%                    0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.835121            5.455641                -30.37%                  295            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.327709           7.835121                -24.13%                  295            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.844117           10.327709               -12.80%                5,228            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      6.270812            7.888621                 25.80%                2,394            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.242137            6.270812                -23.92%                2,143            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.578167            8.242137                -13.95%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.772356           9.578167                -11.09%               44,846            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         7.178001            8.523748                 18.75%                2,160            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.794635            7.178001                -18.38%                  652            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.896545            8.794635                -11.13%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.163530           9.896545                 -2.63%                6,830            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.440984            10.893880                29.06%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.650190           8.440984                -20.74%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.650190                 6.50%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.632815            11.536161                33.63%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.036306           8.632815                -13.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.036306                 0.36%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      11.951842           12.256937                 2.55%                3,112            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.157316           11.951842                 7.12%                2,600            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.541374           11.157316                 5.84%                1,571            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.737734            10.541374                 8.25%                4,658            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             7.460863            9.521414                 27.62%               10,031            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.172426            7.460863                -18.66%                4,751            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.862672            9.172426                 -7.00%                  197            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.291096            9.862672                  6.15%               11,143            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.910677            7.691507                 30.13%                2,901            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.641032            5.910677                -31.60%                2,411            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.718728           8.641032                -19.38%                  802            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.297338           10.718728               -12.84%               39,859            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.418462            7.986680                 24.43%                  616            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.320746            6.418462                  1.55%                  328            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.321509            6.320746                -13.67%                    7            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.652998            7.321509                -24.15%                1,192            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    6.218666            8.727539                 40.34%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.966381            6.218666                -21.94%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.326913           7.966381                -22.86%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.032507           10.326913               -20.76%                7,731            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.692711            10.799864                40.39%                   31            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.692711                -23.07%                    6            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          7.844111            9.866963                 25.79%                1,843            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.837210            7.844111                -11.24%                  432            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.290816           8.837210                -14.13%                  155            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.255543           10.290816                -8.57%               24,879            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.080627                 0.81%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.129369            6.517942                 27.07%                    0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.703332            5.129369                -23.48%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.995493            6.703332                -16.16%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.849830            7.995493                -18.83%               10,669            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.408523            11.456515                54.64%                1,294            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.408523                -25.91%                1,294            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.811787            12.286903                39.44%                  210            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.049951           8.811787                -20.25%                  210            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.049951                10.50%                  209            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.413151            9.342673                 26.03%                4,804            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.237721           7.413151                -27.59%                2,258            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.237721                 2.38%                  449            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.825300            10.165359                29.90%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.825300                -21.75%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.950275            7.664394                 28.81%                   83            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.111382            5.950275                -26.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.423183            8.111382                -13.92%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.757138           9.423183                -12.40%                5,842            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.632054                36.32%                   35            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    10.354673           13.664186                31.96%                4,360            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.475451           10.354673               -17.00%                1,857            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.900103           12.475451                -3.29%                  100            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.424623           12.900103                12.91%                1,359            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      8.968533            10.746806                19.83%                  448            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.865607            8.968533                  1.16%                  388            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.681541            8.865607                  2.12%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.657039            8.681541                -10.10%                  572            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.691513            10.837926                61.97%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.054985            6.691513                -16.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.669923            8.054985                 -7.09%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.669923                -13.30%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.470195            12.095873                61.92%                2,043            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.470195                -25.30%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.754210            12.136261                38.63%                   63            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.754210                -12.46%                   53            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.382091            11.235294                34.04%                   63            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.382091                -16.18%                   53            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.884332            2.866690                 52.13%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.360632            1.884332                -43.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.988233            3.360632                -43.88%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.988233                -40.12%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.092725            10.787384                52.09%                    0            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.092725                -29.07%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.878079            9.586753                 21.69%                    0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.878079                -21.22%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.249649           12.244763                -0.04%               31,111            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.262532           12.249649                 8.76%               13,625            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.716144           11.262532                 5.10%                4,290            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.715414            10.716144                10.30%                  678            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.431088            4.463437                 30.09%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                4.912027            3.431088                -30.15%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.975678            4.912027                -29.58%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.687960            6.975678                -28.00%                1,021            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.786253            6.361569                 32.91%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.435329            4.786253                -25.63%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.204854            6.435329                -30.09%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.204854                 -7.95%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.730205            10.252483                32.63%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.730205                -22.70%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.863036            10.430034                 5.75%                1,827            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.863036                 -1.37%                4,389            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.462587            10.543755                11.43%               10,402            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.462587                 -5.37%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.969704            10.553029                17.65%                9,209            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.969704                -10.30%                1,709            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.525519            10.581287                24.11%               13,294            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.525519                -14.74%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.176147            10.566284                29.23%                7,075            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.176147                -18.24%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid   5.113464            7.022639                 37.34%                1,308            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.284669            5.113464                -38.28%                  944            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.132394           8.284669                -31.71%                  550            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.628811           12.132394               -17.07%                7,641            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.661204           10.513346                -1.39%                9,951            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.748564           10.661204                -0.81%                1,546            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.587626           10.748564                 1.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.188503           10.587626                 3.92%              104,628            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.600705            8.248587                 24.97%                  394            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.149891            6.600705                -19.01%                  224            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.432157            8.149891                -13.59%                   18            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.832030            9.432157                 -4.07%                8,118            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.066130            11.159055                23.09%                    0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.066130                 -9.34%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.438420            11.109474                49.35%                1,301            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.438420                -25.62%                1,301            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       5.578154            7.437963                 33.34%                    0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.629195            5.578154                -26.88%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.589849            7.629195                -20.45%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.159579           9.589849                -14.07%                  382            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.502549                35.03%                    0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      9.492834            12.491041                31.58%                   55            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.520604           9.492834                -34.63%                  106            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.620645           14.520604               -12.64%                   60            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                20.229644           16.620645               -17.84%                6,080            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      11.414665           17.546948                53.72%                4,833            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.991958           11.414665               -28.62%                1,774            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.722678           15.991958                25.70%                   50            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.673473           12.722678                 8.99%                7,680            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small          11.142675           15.398826                38.20%                1,836            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.753727           11.142675               -18.98%                1,194            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.045018           13.753727                -8.58%                   45            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.096223           15.045018                 6.73%                6,390            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.495672            8.698529                 16.05%                  693            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.722767            7.495672                -14.07%                  548            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.241446            8.722767                 -5.61%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.462219            9.241446                 -2.33%               11,726            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     10.971409           12.054794                 9.87%                  227            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.442637           10.971409                 5.06%                  101            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.228476           10.442637                 2.09%                    4            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.877567            10.228476                 3.55%                1,495            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.101659            6.011309                 17.83%               11,358            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.192214            5.101659                -17.61%                  612            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.084324            6.192214                -23.40%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.084324                -19.16%               42,015            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.296907            3.297208                 43.55%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.968131            2.296907                -42.12%                  266            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.460766            3.968131                -38.58%                  266            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.460766                -35.39%               56,932            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.059137            10.178910                44.19%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.059137                -29.41%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.432838            5.844498                 31.85%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.092844            4.432838                -27.25%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.120779            6.092844                -24.97%                  151            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.120779                -18.79%               24,232            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.703455            10.157673                31.86%                    0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.703455                -22.97%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.137534                21.38%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.859526            8.857629                 29.13%                9,721            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.516777            6.859526                -27.92%                    7            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.860901            9.516777                 -3.49%                  142            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.948455            9.860901                 -0.88%                1,946            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.964766                 -0.35%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.063746            8.865868                 25.51%                  756            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.201196           7.063746                -30.76%                  310            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.816124           10.201196               -26.16%                  105            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.233263           13.816124                -9.30%               16,154            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.626511            8.772807                 32.39%                  114            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.914065            6.262511                -25.66%                   74            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.361884            8.914065                 -4.78%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.485289            9.361884                 -1.30%                1,283            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.649079            8.183801                 23.08%                    0            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.396346            6.649079                -29.24%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.952164           9.396346                -32.65%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.038152           13.952164               -13.01%               15,841            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     7.645123            9.810803                 28.33%                4,731            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.666285           7.645123                -28.32%                4,116            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.451546           10.666285               -14.34%                  369            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.733633           12.451546                -2.22%               14,466            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.228810            8.730549                 40.16%               18,903            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.162980            6.228810                -23.69%                7,235            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.470811            8.162980                -13.81%                   93            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.470811                 -5.29%                  682            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.161203                41.61%                1,077            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.741147            8.371640                 24.19%                  599            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.471286            6.741147                -20.42%                  486            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.622980            8.471286                -11.97%                    5            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.762760           9.622980                -10.59%               36,827            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.594900            8.854942                 34.27%                7,849            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.195957            6.594900                -28.28%                2,073            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.745774            9.195957                 -5.64%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.745774                 -2.76%                6,431            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            14.104889           17.674709                25.31%                1,779            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.177483           14.104889                 7.04%                  949            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.214257           13.177483                 7.89%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.188158           12.214257                 9.17%                  339            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.087169            10.098577                24.87%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.087169                -19.13%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            4.006200            5.565946                 38.93%                  292            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.938379            4.006200                -32.54%                  194            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.573789            5.938379                -30.74%                    8            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.573789                -14.26%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            11.813686           15.920683                34.76%                8,051            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.150459           11.813686                -2.77%                3,619            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.288871           12.150459                 7.63%                1,407            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.882088           11.288871                 3.74%                  104            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.118717            12.268194                51.11%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.532179            8.118717                 -4.85%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.868130            8.532179                 -3.79%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.565075           8.868130                -43.03%                4,668            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        9.093406            12.928986                42.18%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.549690            9.093406                 -4.78%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.882498           9.549690                -12.25%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.966921            10.882498                 9.19%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.259695            9.602609                 32.27%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.676654            7.259695                -24.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.844067            9.676654                 -1.70%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.844067                 -1.56%                3,941            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.569993            12.257891                28.09%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.295715           9.569993                 -7.05%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.203145           10.295715                -8.10%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.203145                12.03%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.132766            9.269575                 13.98%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.015838           8.132766                -18.80%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.015838                 0.16%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.225024            8.856478                 22.58%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.989978            7.225024                -27.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.989978                 -0.10%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.625686            9.674526                 26.87%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.292384           7.625686                -25.91%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.292384                 2.92%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.214934            10.011675                21.87%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.935269            8.214934                -17.32%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.935269                 -0.65%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.147038            10.299361                26.42%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.147038                -18.53%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.888218            8.439316                 22.52%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.083963           6.888218                -31.69%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.083963                 0.84%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.746126            8.547597                 26.70%                1,018            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.542208            6.746126                -21.03%                  369            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.517124            8.542208                -10.24%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.868993           9.517124                -12.44%                1,201            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.734635            8.213544                 21.96%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.634862            6.734635                -22.01%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.448741           8.634862                -30.64%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.278859           12.448741               -18.52%                2,454            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.003444            9.760983                 21.96%                   12            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.003444                -19.97%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.927692            9.698786                 22.34%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.927692                -20.72%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         9.857137            12.110238                26.32%                  732            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.201712           9.587137                -14.41%                  269            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.137636           11.201712                10.50%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.759360            10.137636                15.73%                4,298            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.181634                 1.82%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.206871            10.978396                33.77%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.473755           8.206871                -21.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.473755                 4.74%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.849043            9.646881                 22.91%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.176480           7.849043                -22.87%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.176480                 1.76%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.992275            9.677633                 21.09%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.154499           7.992275                -21.29%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.154499                 1.54%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.006188            8.785770                 25.40%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.288013           7.006188                -31.90%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.288013                 2.88%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    5.577770            8.067402                 44.63%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.648961            5.577770                -35.51%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.375201           8.648961                -30.11%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.584757           12.375201               -20.59%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.335783            8.259675                 30.37%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.076087            6.335783                -21.55%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.609678           8.076087                -23.88%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.615712           10.609678               -27.41%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    7.403844            9.077137                 22.60%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.829084            7.403844                -24.67%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.942010            9.829084                 -1.14%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.318528            9.942010                  6.69%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.569450            10.215680                34.96%                    0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.569450                -24.31%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     5.445448            6.720932                 23.42%                   12            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.824478            5.445448                -30.40%                   12            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.318982           7.824478                -24.17%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.840111           10.318982               -12.85%                4,615            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      6.259089            7.869869                 25.74%                  561            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.230945            6.259089                -23.96%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.570079            8.230945                -13.99%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.768723           9.570079                -11.13%               17,895            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         7.164595            8.503490                 18.69%                   10            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.782702            7.164595                -18.42%                   10            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.888186            8.782702                -11.18%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.160091           9.888186                 -2.68%                5,159            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.436141            10.882078                28.99%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.649521           8.436141                -20.78%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.649521                 6.50%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.627858            11.523664                33.56%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.035673           8.627858                -14.03%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.035673                 0.36%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      11.929514           12.227793                 2.50%                    8            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.142163           11.929514                 7.07%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.532467           11.142163                 5.79%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.734444            10.532467                 8.20%                1,021            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             7.446930            9.498796                 27.55%                  511            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.159972            7.446930                -18.70%                    9            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.854339            9.159972                 -7.05%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.287966            9.854339                  6.10%                3,397            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.899618            7.673205                 30.06%                   86            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.629292            5.899618                -31.63%                   27            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.709661           8.629292                -19.43%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.293179           10.709661               -12.88%               13,856            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.406466            7.967694                 24.37%                    7            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.312150            6.406466                  1.49%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.315306            6.312150                -13.71%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.649726            7.315306                -24.19%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    6.207036            8.706766                 40.27%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.955555            6.207036                -21.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.318180           7.955555                -22.90%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.028101           10.318180               -20.80%                  765            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.690083            10.790672                40.32%                    0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.690083                -23.10%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          7.829445            9.843498                 25.72%                  454            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.825197            7.829445                -11.28%                    9            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.282107           8.825197                -14.17%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.251727           10.282107                -8.62%                7,404            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.077187                 0.77%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.119765            6.502411                 27.01%                    0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.694209            5.119765                -23.52%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.988718            6.694209                -16.20%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.846493            7.988718                -18.87%                2,899            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.405989            11.446763                54.56%                   12            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.405989                -25.94%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.805833            12.272328                39.37%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.048132           8.805833                -20.30%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.048132                10.48%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.408136            9.331600                 25.96%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.236029           7.408136                -27.63%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.236029                 2.36%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.822622            10.156695                29.84%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.822622                -21.77%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.939149            7.646162                 28.74%                    0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.100362            5.939149                -26.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.415211            8.100362                -13.97%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.753493           9.415211                -12.45%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.627407                36.27%                    0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    10.335306           13.631684                31.89%                  324            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.458494           10.335306               -17.04%                    6            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.889199           12.458494                -3.34%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.420762           12.889199                12.86%                  663            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      8.951783            10.721266                19.77%                    0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.853567            8.951783                  1.11%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.674196            8.853567                  2.07%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.653769            8.674196                -10.15%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.683831            10.819976                61.88%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.049848            6.683831                -16.97%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.668856            8.049848                 -7.14%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.668856                -13.31%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.467644            12.085590                61.84%                    0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.467644                -25.32%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.750059            12.124336                38.56%                    0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.750059                -12.50%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.378093            11.224213                33.97%                    0            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.378093                -16.22%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.882161            2.861931                 52.06%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.358489            1.882161                -43.96%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.987495            3.358489                -43.91%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.987495                -40.31%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.090301            10.778192                52.01%                    0            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.090301                -29.10%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.874340            9.577309                 21.63%                    0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.874340                -21.26%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.226769           12.215658                -0.09%                    0            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.247230           12.226769                 8.71%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.707078           11.247230                 5.04%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.712126            10.707078                10.24%                6,132            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.424662            4.452803                 30.02%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                4.905344            3.424662                -30.19%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.969771            4.905344                -29.62%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.684680            6.969771                -28.03%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.780758            6.351013                 32.85%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.431226            4.780758                -25.66%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.203720            6.431226                -30.12%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.203720                 -7.96%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.727570            10.243769                32.56%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.727570                -22.72%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.858342            10.419761                 5.69%                    0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.858342                 -1.42%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.458089            10.533364                11.37%                    0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.458089                 -5.42%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.965450            10.542661                17.59%                    0            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.965450                -10.35%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.521461            10.570861                24.05%                1,016            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.521461                -14.79%                   23            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.172252            10.555870                29.17%                    0            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.172252                -18.28%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid   5.103886            7.005904                 37.27%                    0            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.273390            5.103886                -38.31%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.122123           8.273390                -31.75%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.623863           12.122123               -17.11%               13,848            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.641254           10.488319                -1.44%                    0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.733926           10.641254                -0.86%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.578635           10.733926                 1.47%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.185016           10.578635                 3.86%               27,962            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.588356            8.228953                 24.90%                   27            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.138802            6.588356                -19.50%                   10            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.424179            8.138802                -13.64%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.828705            9.424179                 -4.12%                  893            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.061817            11.148064                23.02%                    0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.061817                 -9.38%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.434874            11.098513                49.28%                    0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.434874                -25.65%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       5.567726            7.420290                 33.27%                    0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.618821            5.567726                -26.92%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.581737            7.618821                -20.49%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.155808           9.581737                -14.11%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.497959                34.98%                    0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      9.475089            12.461332                31.52%                    6            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.500883           9.475089                -34.66%                    6            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.606604           14.500883               -12.68%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                20.222829           16.606604               -17.88%                4,022            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      11.393329           17.505231                53.64%                   17            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.970228           11.393329               -28.66%                   13            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.711918           15.970228                25.63%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.669520           12.711918                 8.93%                2,578            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small          11.121852           15.362226                38.13%                   43            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.735040           11.121852               -19.03%                   12            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.032303           13.735040                -8.63%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.091464           15.032303                 6.68%                2,404            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.481673            8.677863                 15.99%                    0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.710921            7.481673                -14.11%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.233639            8.710921                 -5.66%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.459015            9.233639                 -2.38%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     10.950902           12.026120                 9.82%                    9            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.428441           10.950902                 5.01%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.219812           10.428441                 2.04%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.874217            10.219812                 3.50%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.094038            5.999277                 17.77%                   35            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.186133            5.094038                -17.65%                   13            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.080524            6.186133                -23.44%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.080524                -19.19%               30,634            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.293462            3.290581                 43.48%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.964208            2.293462                -42.15%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.457722            3.964208                -38.61%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.457722                -35.24%               20,519            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.056728            10.170254                44.12%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.056728                -29.43%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.426214            5.832790                 31.78%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.086848            4.426214                -27.28%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.116951            6.086848                -25.01%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.116951                -18.83%               21,498            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.700818            10.149016                31.79%                   46            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.700818                -22.99%                   17            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.133402                21.33%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.846694            8.836537                 29.06%                    0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.503836            6.846694                -27.96%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.852553            9.503836                 -3.54%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.945085            9.852553                 -0.93%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.961375                 -0.39%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.050541            8.844791                 25.45%                   18            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.187333           7.050541                -30.79%                   18            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.804447           10.187333               -26.20%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.228125           13.804447                -9.35%               19,089            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.614111            8.751925                 32.32%                    0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.901954            6.614111                -25.70%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.353966            8.901954                 -4.83%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.482078            9.353966                 -1.35%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.636658            8.164347                 23.02%                  853            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.383576            6.636658                -29.27%                  313            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.940374           9.383576                -32.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.032747           13.940374               -13.05%                6,374            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     7.630825            9.787472                 28.26%                  249            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.651785           7.630825                -28.36%                  253            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.441012           10.651785               -14.38%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.729331           12.441012                -2.26%                6,339            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.220335            8.714241                 40.09%                  320            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.156044            6.220335                -23.73%                  312            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.467611            8.156044                -13.85%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.467611                 -5.32%                  841            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.156384                41.56%                    0            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.728539            8.351719                 24.12%                  265            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.459766            6.728539                -20.46%                  279            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.614839            8.459766                -12.01%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.759121           9.614839                -10.64%                2,472            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.585913            8.838363                 34.20%                  906            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.188124            6.585913                -28.32%                  272            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.742487            9.188124                 -5.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.742487                 -2.80%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            14.078556           17.632719                25.25%                    0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.159594           14.078556                 6.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.203935           13.159594                 7.83%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.184375           12.203935                 9.12%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.084412            10.089986                24.81%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.084412                -19.16%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            4.000740            5.555526                 38.86%                    0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.933316            4.000740                -32.57%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.570899            5.933316                -30.77%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.570899                -14.29%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            11.791634           15.882868                34.70%                    6            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.133966           11.791634                -2.82%                    6            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.279333           12.133966                 7.58%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.874392           11.279333                 3.72%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.103520            12.238984                51.03%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.520571            8.103520                 -4.89%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.860634            8.520571                 -3.84%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.559832           8.860634                -43.05%                1,776            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        9.076418            12.898267                42.11%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.536718            9.076418                 -4.83%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.873293           9.536718                -12.29%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.963549            10.873293                 9.13%                1,354            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.249805            9.584639                 32.21%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.668423            7.249805                -25.02%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.840749            9.668423                 -1.75%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.840749                 -1.59%                2,730            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.556980            12.234975                28.02%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.286956           9.556980                 -7.10%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.199378           10.286956                -8.15%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.199378                11.99%                  807            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.128105            9.259552                 13.92%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.015204           8.128105                -18.84%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.015204                 0.15%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.220870            8.846871                 22.52%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.989348            7.220870                -27.71%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.989348                 -0.11%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.621314            9.664049                 26.80%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.291739           7.621314                -25.95%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.291739                 2.92%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.210215            10.000842                21.81%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.934643            8.210215                -17.36%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.934643                 -0.65%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.144254            10.290584                26.35%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.144254                -18.56%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.884257            8.430170                 22.46%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.083329           6.884257                -31.73%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.083329                 0.83%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.733511            8.527274                 26.64%                1,639            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.530598            6.733511                -21.07%                1,588            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.509075            8.530598                -10.29%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.865313           9.509075                -12.48%                  815            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.722044            8.194016                 21.90%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.623131            6.722044                -22.05%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.438224           8.623131                -30.67%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.273710           12.438224               -18.56%                  742            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         8.000705            9.752667                 21.90%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.000705                -19.99%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.924980            9.690524                 22.28%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.924980                -20.75%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         9.569216            12.081443                26.25%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.186491           9.569216                -14.46%                  105            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.129056           11.186491                10.44%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.756384            10.129056                15.68%                2,847            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.178146                 1.78%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.202162            10.966502                33.70%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.473096           8.202162                -21.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.473096                 4.73%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.844528            9.636406                 22.84%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.175835           7.844528                -22.91%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.175835                 1.76%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.987679            9.667137                 21.03%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.153863           7.987679                -21.33%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.153863                 1.54%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.002163            8.776257                 25.34%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.287363           7.002163                -31.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.287363                 2.87%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    5.567338            8.048222                 44.56%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.637201            5.567338                -35.54%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.364730           8.637201                -30.15%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.579495           12.364730               -20.63%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.323938            8.240021                 30.30%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.065109            6.323938                -21.59%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.600709           8.065109                -23.92%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.610777           10.600709               -27.45%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    7.389998            9.055556                 22.54%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.815718            7.389998                -24.71%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.933596            9.815718                 -1.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.315370            9.933596                  6.64%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.566849            10.206952                34.89%                    0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Initial Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.566849                -24.33%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     5.435261            6.704934                 23.36%                    0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.813837            5.435261                -30.44%                   12            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.310249           7.813837                -24.21%                    7            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.836108           10.310249               -12.89%                2,528            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      6.247385            7.851143                 25.67%                1,761            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.219747            6.247385                -24.00%                1,712            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.561974            8.219747                -14.04%                    6            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.765069           9.561974                -11.18%                8,833            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         7.151207            8.483273                 18.63%                    0            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.770750            7.151207                -18.47%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.879814            8.770750                -11.23%                5,813            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.156641           9.879814                 -2.73%                4,188            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.431299            10.870297                28.93%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.648854           8.431299                -20.82%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.648854                 6.49%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.622899            11.511156                33.50%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.035039           8.622899                -14.07%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.035039                 0.35%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      11.907225           12.198720                 2.45%                1,180            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.127027           11.907225                 7.01%                1,328            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.523559           11.127027                 5.73%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.731148            10.523559                 8.14%                4,473            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             7.433007            9.476212                 27.49%                    0            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.147526            7.433007                -18.74%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.846006            9.147526                 -7.09%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.284810            9.846006                  6.04%                3,954            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.888587            7.654950                 30.00%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.617548            5.888587                -31.67%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.700597           8.617548                -19.47%                2,974            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.289021           10.700597               -12.93%               19,532            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.394476            7.948720                 24.31%                    0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.303565            6.394476                  1.44%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.309120            6.303565                -13.76%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.646466            7.309120                -24.23%                  864            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    6.195433            8.686067                 40.20%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.944744            6.195433                -22.02%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.309461           7.944744                -22.94%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.023698           10.309461               -20.84%                  937            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.687444            10.781464                40.25%                    0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.687444                -23.13%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          7.814811            9.820090                 25.66%                    0            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.813204            7.814811                -11.33%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.273408           8.813204                -14.21%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.247919           10.273408                -8.66%                7,785            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.073745                 0.74%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.110185            6.486939                 26.94%                    0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.685100            5.110185                -23.56%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.981954            6.685100                -16.25%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.843158            7.981954                -18.91%                1,648            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.403455            11.437016                54.48%                    0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.403455                -25.97%                  169            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.799873            12.257786                39.30%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.046299           8.799873                -20.34%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.046299                10.46%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.403121            9.320533                 25.90%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.234335           7.403121                -27.66%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.234335                 2.34%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.819948            10.148035                29.77%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.819948                -21.80%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.928033            7.627962                 26.68%                    0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.089339            5.928033                -26.72%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.407245            8.089339                -14.01%                3,153            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.749854           9.407245                -12.49%                1,173            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.622770                36.23%                    0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    10.315991           13.599282                31.83%                   72            2003
       Cap Index Fund: Class
       I - Q /NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.441562           10.315991               -17.08%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.878299           12.441562                -3.39%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.416891           12.878299                12.80%                1,624            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      8.935042            10.695756                19.71%                    0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.841526            8.935042                  1.06%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.666861            8.841526                  2.02%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.650502            8.666861                -10.19%                  399            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.676154            10.802038                61.80%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.044715            6.676154                -17.01%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.667787            8.044715                 -7.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.667787                -13.32%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.465081            12.075292                61.76%                    0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.465081                -25.35%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.745879            12.112351                38.49%                    0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.745879                -12.54%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.374116            11.213169                33.90%                    0            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.374116                -16.26%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.880002            2.857189                 51.98%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.356343            1.880002                -43.99%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.986754            3.356343                -43.94%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.986754                -40.13%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.087874            10.769016                51.94%                   84            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.087874                -29.12%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.870588            9.567871                 21.56%                    0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.870588                -21.29%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.203933           12.186606                -0.14%                    0            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.231951           12.203933                 8.65%                    4            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.698020           11.231951                 4.99%                    3            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.708836            10.698020                10.19%                5,047            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.418252            4.442208                 29.96%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                4.898667            3.418252                -30.22%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.963868            4.898667                -29.66%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.681400            6.963868                -28.07%                2,275            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.775268            6.340503                 32.78%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.427129            4.775268                -25.70%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.202593            6.427129                -30.16%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.202593                 -7.97%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.724922            10.235035                32.49%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.724922                -22.75%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.853651            10.409473                 5.64%                    0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.853651                 -1.46%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.453586            10.522984                11.31%                    0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.453586                 -5.46%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.961185            10.532259                17.53%                    0            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.961185                -10.39%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.517407            10.560445                23.99%                    0            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.517407                -14.83%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.168360            10.545460                29.10%                    0            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.168360                -18.32%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid   5.094330            6.989223                 37.20%                    0            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.262132            5.094330                -38.34%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.111863           8.262132                -31.78%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.618910           12.111863               -17.15%                1,315            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.621324           10.463331                -1.49%                    0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.719296           10.621324                -0.91%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.569641           10.719296                 1.42%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.185260           10.569641                 3.81%               14,152            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.576030            8.209369                 24.84%                    0            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.127729            6.576030                -19.09%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.416202            8.127729                -13.68%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.825369            9.416202                 -4.16%                5,245            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.057504            11.137079                22.96%                    0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.057504                 -9.42%                  112            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.431326            11.087571                49.20%                    0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.431326                -25.69%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       5.557308            7.402625                 33.21%                    0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.608458            5.557308                -26.96%                  680            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.573624            7.608458                -20.53%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.152016           9.573624                -14.15%                  713            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.493364                34.93%                  453            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      9.457357            12.431672                31.45%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.481164           9.457357                -34.69%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.592571           14.481164               -12.73%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                20.216023           16.592571               -17.92%                1,837            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      11.372033           17.463621                53.57%                   58            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.948542           11.372033               -28.70%                    4            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.701183           15.948542                25.57%                    2            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.665584           12.701183                 8.88%                3,822            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small          11.101037           15.325664                38.06%                    0            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.716369           11.101037               -19.07%                    4            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.019588           13.716369                -8.68%                    3            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.086698           15.019588                 6.62%                8,266            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.467684            8.657213                 15.93%                    0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.699077            7.467684                -14.16%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.225819            8.699077                 -5.71%                2,937            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.455807            9.225819                 -2.43%                3,217            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     10.930457           11.997543                 9.76%                    0            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.414287           10.930457                 4.96%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.086420            5.987242                 17.71%                    0            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.180038            5.086420                -17.70%                   14            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.076723            6.180038                -23.48%                    8            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.076723                -19.23%               15,806            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.290027            3.283989                 43.40%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.960302            2.290027                -42.18%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.454677            3.960302                -38.64%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.454677                -35.45%               12,801            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.054323            10.161603                44.05%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.054323                -29.46%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.419582            5.821088                 31.71%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.080842            4.419582                -27.32%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.113132            6.080842                -25.05%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.113132                -18.87%               14,610            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.698186            10.140370                31.72%                    0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.698186                -23.02%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.129267                21.29%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.833887            8.815516                 29.00%                    0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.490909            6.833887                -28.00%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.844228            9.490909                 -3.59%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.941717            9.844228                 -0.98%                  497            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.957976                 -0.42%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.037336            8.823727                 25.38%                    0            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.173455           7.037336                -30.83%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.792758           10.173455               -26.24%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.222969           13.792758                -9.40%                6,870            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.601750            8.731115                 32.25%                    0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.889847            6.601750                -25.74%                    7            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.346057            8.889847                 -4.88%                    4            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.478868            9.346057                 -1.40%                  752            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.624244            8.144921                 22.96%                    0            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.370812            6.624244                -29.31%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.928584           9.370812                -32.72%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.027328           13.928584               -13.09%               11,061            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     7.616546            9.764179                 28.20%                  574            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.637302           7.616546                -28.40%                  553            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.430490           10.637302               -14.43%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.725024           12.430490                -2.31%                7,234            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.211849            8.697915                 40.02%                    0            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.149095            6.211849                -23.77%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.464418            8.149095                -13.90%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.464418                 -5.36%                  871            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.151574                41.52%                    0            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.715954            8.331849                 24.06%                    0            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.448257            6.715954                -20.50%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.606697            8.448257                -12.06%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.755476           9.606697                -10.68%                4,797            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.576951            8.821844                 34.13%                    0            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.180307            6.576951                -28.36%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.717062            9.180307                 -5.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.717062                 -2.83%                  255            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            14.052254           17.590800                25.18%                    0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.141724           14.052254                 6.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.193613           13.141724                 7.78%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.180591           12.193613                 9.06%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.081645            10.081389                24.74%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.081645                -19.18%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            3.995275            5.545115                 38.79%                    0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.928247            3.995275                -32.61%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.567997            5.928247                -30.81%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.567997                -14.32%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            11.769601           15.845095                34.63%                   63            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.117487           11.769601                -2.87%                    6            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.269804           12.117487                 7.52%                    4            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.866698           11.269804                 3.71%                   14            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.088367            12.209884                50.96%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.508987            8.088367                 -4.94%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.853136            8.508987                 -3.89%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.554588           8.853136                -43.08%                3,492            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        9.059454            12.867595                42.03%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.523759            9.059454                 -4.88%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.864101           9.523759                -12.34%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.960177            10.864101                 9.08%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.239941            9.566724                 32.14%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.660204            7.239941                -25.05%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.837436            9.660204                 -1.80%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.837436                 -1.63%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.543960            12.212089                27.96%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.278203           9.543960                 -7.14%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.195599           10.278203                -8.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.195599                11.96%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.123428            9.249495                  13.86%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.014572           8.123428                 -18.88%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.014572                  0.15%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.216718            8.837279                  22.46%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.988719            7.216718                 -27.75%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.988719                  -0.11%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.616916            9.653544                  26.74%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.291087           7.616916                 -25.99%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.291087                  2.91%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.205505            9.990004                  21.75%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.934020            8.205505                 -17.40%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.934020                  -0.66%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.141462            10.281813                 26.29%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.141462                 -18.59%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.880299            8.421025                  22.39%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.082692           6.880299                 -31.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.082692                  0.83%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.720908            8.506975                  26.57%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.518985            6.720908                 -21.11%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.501028            8.518985                 -10.34%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.861635           9.501028                 -12.53%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.709456            8.174485                  21.84%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.611391            6.709456                 -22.09%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.427696           8.611391                 -30.71%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.268547           12.427696                -18.61%               2,381            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.997959            9.744337                  21.84%                  74            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.997959                 -20.02%                   5            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.922273            9.682271                  22.22%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.922273                 -20.78%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         9.551316            12.052689                 26.19%                 167            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.171284           9.551316                 -14.50%                  68            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.120481           11.171284                 10.38%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.753418            10.120481                 15.62%               1,514            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.174656                  1.75%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.197450            10.954616                 33.63%                   0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.472439           8.197450                 -21.72%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.472439                  4.72%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.840038            9.625976                  22.78%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.175200           7.840038                 -22.95%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.175200                  1.75%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.983094            9.656658                  20.96%                   0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.153225           7.983094                 -21.37%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.153225                  1.53%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            6.998137            8.766739                  25.27%                   0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.268717           6.998137                 -31.97%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.286717                  2.87%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    5.556901            8.029034                  44.49%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.625434            5.556901                 -35.58%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.354255           8.625434                 -30.18%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.574225           12.354255                -20.67%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.312112            8.220432                  30.23%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.054140            6.312112                 -21.63%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.591740           8.054140                 -23.96%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.605841           10.591740                -27.48%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    7.376176            9.034010                  22.48%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.802385            7.376176                 -24.75%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.925196            9.802385                  -1.24%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.312214            9.925196                   6.58%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.564269            10.198281                 34.82%                   0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.564269                 -24.36%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially     5.425087            6.688974                  23.30%                   0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.803211            5.425087                 -30.48%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.301538           7.803211                 -24.25%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.832110           10.301538                -12.94%               4,687            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      6.235687            7.832447                  25.61%                 766            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.208564            6.235687                 -24.03%                  20            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.553880            8.208564                 -14.08%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.761420           9.553880                 -11.22%               9,379            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         7.137823            8.463081                  18.57%                 167            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.758825            7.137823                 -18.51%                  88            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.871455            8.758825                 -11.27%                  11            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.153208           9.871455                  -2.78%               4,232            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.426454            10.858505                 28.86%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.648184           8.426454                 -20.86%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.648184                  6.48%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.617950            11.498688                 33.43%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.034409           8.617950                 -14.12%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.034409                  0.34%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      11.884957           12.169693                  2.40%                 112            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.111890           11.884957                  6.96%                  62            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.514640           11.111890                  5.68%                   9            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.727848            10.514640                  8.09%               2,272            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             7.419096            9.453639                  27.42%                 632            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.135077            7.419096                 -18.78%                  85            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.837664            9.135077                  -7.14%                  11            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.281660            9.837664                   5.99%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.877549            7.636709                  29.93%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.605815            5.877549                 -31.70%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.691535           8.605815                 -19.51%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.284855           10.691535                -12.97%              11,478            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        6.382519            7.929810                  24.24%                   0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.294993            6.382519                   1.39%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.302933            6.294993                 -13.80%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.643198            7.302933                 -24.27%               2,839            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    6.183841            8.665395                  40.13%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.933931            6.183841                 -22.06%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.300741           7.933931                 -22.98%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.019301           10.300741                -20.88%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.684818            10.772293                 40.18%                   0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.684818                 -23.15%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          7.800188            9.796715                  25.60%                 749            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.801213            7.800188                 -11.37%                 167            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.264709           8.801213                 -14.26%                  23            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.244112           10.264709                 -8.71%               2,034            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.070300                  0.70%                   0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         5.100632            6.471511                  26.88%                   0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.676003            5.100632                 -23.60%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.975200            6.676003                 -16.29%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.839824            7.975200                 -18.95%               1,710            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.400922            11.427270                 54.40%                   0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.400922                 -25.99%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.793908            12.243229                 39.22%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.044471           8.793908                 -20.38%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.044471                 10.44%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.398110            9.309474                  25.84%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.232641           7.398110                 -27.70%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.232641                  2.33%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.817266            10.139397                 29.71%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.817266                 -21.83%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       5.916952            7.609813                  28.61%                   0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.078351            5.916952                 -26.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.399286            8.078351                 -14.05%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.746213           9.399286                 -12.53%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.618124                 36.18%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    10.296690           13.566907                 31.76%                 559            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.424639           10.296690                -17.13%                  73            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.867405           12.424639                 -3.44%                   8            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.413030           12.867405                 12.74%                 896            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      8.918357            10.670340                 19.64%                   0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.829517            8.918357                   1.01%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.659527            8.829517                   1.96%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.647227            8.659527                 -10.24%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.668475            10.784110                 61.72%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.039579            6.668475                 -17.05%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.666715            8.039579                  -7.24%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.666715                 -13.33%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.462526            12.065018                 61.67%                   0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.462526                 -25.37%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.741712            12.100416                 38.42%                  48            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.741712                 -12.58%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.370118            11.202091                 33.83%                  27            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.370118                 -16.30%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.877827            2.852443                  51.90%                   0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.354183            1.877827                 -44.02%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.986011            3.354183                 -43.97%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.986011                 -40.14%                 324            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.085443            10.759842                 51.86%                  32            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.085443                 -29.15%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.866828            9.558415                  21.50%                  24            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.866828                 -21.33%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.181115           12.157611                 -0.19%                 137            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.216684           12.181115                  8.60%                  61            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.688972           11.216684                  4.94%                   9            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.705551            10.688972                 10.13%                  20            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       3.411839            4.431602                  29.89%                   0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                4.861995            3.411839                 -30.26%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.957972            4.861995                 -29.69%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.678122            6.957972                 -28.11%                 899            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.769772            6.329968                  32.71%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.423028            4.769772                 -25.74%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.201455            6.423028                 -30.20%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.201455                  -7.99%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.722271            10.226299                 32.43%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.722271                 -22.78%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.848954            10.399210                  5.59%                   0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.848954                  -1.51%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.449094            10.512612                 11.26%                   0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.449094                  -5.51%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.956898            10.521843                 17.47%                   0            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.956898                 -10.43%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.513348            10.550021                 23.92%                   0            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.513348                 -14.87%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.164471            10.535072                 29.04%                   0            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.164471                 -18.36%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   5.084785            6.972579                  37.13%                   0            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.250877            5.084785                 -38.37%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.101606           8.250877                 -31.82%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.613981           12.101606                -17.19%               3,033            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.601417           10.438388                 -1.54%                   0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.704673           10.601417                 -0.96%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.560647           10.704673                  1.36%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.178032           10.560647                  3.76%              15,186            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.563740            8.189846                  24.77%                 256            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.116686            6.563740                 -19.13%                  19            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.408236            8.116686                 -13.73%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.822044            9.408236                  -4.21%                 197            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.053190            11.126097                 22.90%                   0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.053190                  -9.47%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.427795            11.076660                 49.12%                   0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.427795                 -25.72%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       5.546904            7.384983                  33.14%                   0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.598105            5.546904                 -27.00%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.565529            7.598105                 -20.57%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.148249           9.565529                 -14.20%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.488768                 34.89%                   0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.439666            12.402090                 31.38%                 171            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.461467           9.439666                 -34.73%                  13            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.578533           14.461467                -12.77%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                20.209202           16.578533                -17.97%               2,195            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      11.350750           17.422041                 53.49%                 267            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.926842           11.350750                -28.73%                  64            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.690421           15.926842                 25.50%                   7            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.661628           12.690421                  8.82%                 445            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          11.080273           15.289191                 37.99%                 209            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.697716           11.080273                -19.11%                 113            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.006886           13.697716                 -8.72%                  15            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                14.081944           15.006886                  6.57%                 606            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.453711            8.636601                  15.87%                   0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.687249            7.453711                 -14.20%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.218009            8.687249                  -5.76%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.452610            9.218009                  -2.48%                 209            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     10.909995           11.968967                  9.71%                  12            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.400105           10.909995                  4.90%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.202517           10.400105                  1.94%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.867527            10.202517                  3.39%                 224            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.078815            5.975238                  17.65%                   0            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.173947            5.078815                 -17.74%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.072922            6.173947                 -23.52%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.072922                 -19.27%              10,872            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.286600            3.277394                  43.33%                   0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.956393            2.286600                 -42.20%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.451635            3.956393                 -38.68%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.451635                 -35.48%              13,277            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.051900            10.152930                 43.97%                   0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.051900                 -29.48%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.412971            5.809420                  31.64%                   0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.074850            4.412971                 -27.36%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.109310            6.074850                 -25.09%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.109310                 -18.91%               7,282            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.695550            10.131729                 31.66%                  75            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.695550                 -23.04%                   5            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.125134                 21.25%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.821108            8.794545                  28.93%                 332            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.478011            6.821108                 -28.03%                 172            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.835896            9.478011                  -3.64%                  21            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.938347            9.835896                  -1.03%                 455            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.954572                  -0.45%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     7.024147            8.802690                  25.32%                 239            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.159599           7.024147                 -30.86%                  18            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.781080           10.159599                -26.28%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.217822           13.781080                 -9.44%               7,587            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.589403            8.710342                  32.19%                   0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.877762            6.589403                 -25.78%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.338144            8.877762                  -4.93%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.475658            9.338144                  -1.45%                 387            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.611835            8.125514                  22.89%                 446            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.358057            6.611835                 -29.35%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.916801           9.358057                 -32.76%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                16.021918           13.916801                -13.14%               6,925            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     7.602298            9.740938                  28.13%                 309            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.622832           7.602298                 -28.43%                 159            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.419973           10.622832                -14.47%                  19            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.720715           12.419973                 -2.36%              10,796            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.203380            8.681630                  39.95%                 261            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.142142            6.203380                 -23.81%                 194            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.461221            8.142142                 -13.94%                  25            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.461221                  -5.39%                  92            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.146751                 41.47%                  66            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.703398            8.312026                  24.00%                   0            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.436772            6.703398                 -20.55%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.598573            8.436772                 -12.10%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.751840           9.598573                 -10.73%              19,929            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.567984            8.805324                  34.06%                 912            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.172486            6.567984                 -28.39%                 182            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.735908            9.172486                  -5.79%                  22            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.735908                  -2.64%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            14.026010           17.548980                 25.12%                   9            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.123880           14.026010                  6.87%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.183316           13.123880                  7.72%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.176818           12.183316                  9.01%                 128            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            8.078884            10.072804                 24.68%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.078884                 -19.21%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            3.989818            5.534711                  38.72%                   0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.923201            3.989818                 -32.64%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.565102            5.923201                 -30.84%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.565102                 -14.35%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal            11.747604           15.807420                 34.56%                 138            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.101019           11.747604                 -2.92%                  58            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.260270           12.101019                  7.47%                   8            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.859008           11.260270                  3.70%                 693            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        8.073214            12.180802                 50.88%                   0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.497392            8.073214                  -4.99%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.845631            8.497392                  -3.94%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                15.549329           8.845631                 -43.11%               2,415            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide        9.042491            12.836940                 41.96%                   0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.510796            9.042491                  -4.92%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.854899           9.510796                 -12.38%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.956798            10.854899                  9.02%                   0            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         7.230072            9.548806                  32.07%                   0            2003
       Insurance Funds -
       Diversified Stock Fund
       - Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.651982            7.230072                 -25.09%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.834117            9.651982                  -1.85%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.834117                  -1.66%                 870            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Victory Variable         9.530961            12.189236                 27.89%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund -
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.269451           9.530961                  -7.19%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.191823           10.269451                 -8.24%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.191823                 11.92%                 190            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.118759            9.239462                 13.80%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.013943           8.118759                -18.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.013943                 0.14%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.212567            8.827681                 22.39%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.988090            7.212567                -27.79%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.988090                 -0.12%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.612554            9.643083                 26.67%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.290441           7.612554                -26.02%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.290441                 2.90%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.200789            9.979158                 21.69%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.933391            8.200789                -17.44%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.933391                 -0.67%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.138681            10.273047                26.22%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.138681                -18.61%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.876342            8.411889                 22.33%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.082057           6.876342                -31.80%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.082057                 0.82%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.708323            8.486720                 26.51%                  153            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.507395            6.708323                -21.15%                  111            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.492984            8.507395                -10.38%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.857953           9.492984                -12.57%                1,091            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.696904            8.155031                 21.77%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.599678            6.696904                -22.13%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.417190           8.599678                -30.74%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.263403           12.417190               -18.65%                1,205            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.995231            9.736044                 21.77%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.995231                -20.05%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.919558            9.674012                 22.15%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.919558                -20.80%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         9.533443            12.023986                26.12%                   19            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.156087           9.533443                -14.54%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.111910           11.156087                10.33%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.750447            10.111910                15.56%                1,148            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.171166                 1.71%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.192737            10.942740                33.57%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.471779           8.192737                -21.76%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.471779                 4.72%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.835529            9.615529                 22.72%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.174557           7.835529                -22.99%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.174557                 1.75%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.978507            9.646185                 20.90%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.152585           7.978507                -21.41%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.152585                 1.53%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            6.994111            8.757231                 25.21%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.286070           6.994111                -32.00%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.286070                 2.86%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    5.546504            8.009928                 44.41%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.613696            5.546504                -35.61%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.343799           8.613696                -30.22%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.568968           12.343799               -20.72%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    6.300292            8.200839                 30.17%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.043179            6.300292                -21.67%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.582777           8.043179                -24.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.600910           10.582777               -27.52%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    7.362375            9.012504                 22.41%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.789046            7.362375                -24.79%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.916793            9.789046                 -1.29%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.309057            9.916793                  6.53%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.561672            10.189578                34.75%                    0            2003
       Portfolios - Small Cap
       Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.561672                -24.38%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     5.414906            6.673008                 23.23%                    0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.792572            5.414906                -30.51%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.292793           7.792572                -24.29%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.828093           10.292793               -12.98%                5,474            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      6.224012            7.813792                 25.54%                  179            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.197399            6.224012                -24.07%                  156            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.545801            8.197399                -14.13%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.757783           9.545801                -11.27%                8,594            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         7.124457            8.442921                 18.51%                    0            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.746914            7.124457                -18.55%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.863100            8.746914                -11.32%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.149769           9.863100                 -2.82%                  240            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.421616            10.846740                28.80%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.647518           8.421616                -20.91%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.647518                 6.48%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.612992            11.486211                33.36%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.033777           8.612992                -14.16%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.033777                 0.34%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      11.862727           12.140716                 2.34%                    0            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.096780           11.862727                 6.90%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.505742           11.096780                 5.63%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.724549            10.505742                 8.03%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             7.405226            9.431146                 27.36%                   49            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.122665            7.405226                -18.83%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.829356            9.122665                 -7.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.278526            9.829356                  5.94%                  192            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      5.866545            7.618533                 29.86%                   59            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.594096            5.866545                -31.74%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.682489           8.594096                -19.55%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.280710           10.682489               -13.01%                4,589            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.370568            7.910922                 24.18%                    0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.286416            6.370568                  1.34%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.296736            6.286416                -13.85%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.639924            7.296736                -24.31%                  996            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    6.172254            8.644743                 40.06%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.923128            6.172254                -22.10%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.292010           7.923128                -23.02%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.014891           10.292010               -20.92%                  563            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.682181            10.763107                40.10%                    0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.682181                -23.18%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          7.785588            9.773384                 25.53%                    0            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.789237            7.785588                -11.42%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.256023           8.789237                -14.30%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.240304           10.256023                -8.76%                7,733            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.066869                 0.67%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.091068            6.456082                 26.81%                    0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.666912            5.091068                -23.64%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.968441            6.666912                -16.33%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.836490            7.968441                -18.99%                3,552            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.398393            11.417557                54.32%                    0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.398393                -26.02%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.787951            12.228698                39.15%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.042645           8.787951                -20.42%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.042645                10.43%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.393091            9.298407                 25.77%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.230951           7.393091                -27.74%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.230951                 2.31%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.814596            10.130754                29.64%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.814596                -21.85%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.905872            7.591688                 28.54%                  170            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.067350            5.905872                -26.79%                  123            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.391322            8.067350                -14.10%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.742571           9.391322                -12.58%                   87            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.613482                36.13%                    0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    10.277402           13.534578                31.69%                    0            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.407725           10.277402               -17.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.856503           12.407725                -3.49%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.409160           12.856503                12.69%                1,954            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      8.901664            10.644927                19.58%                   40            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.817499            8.901664                  0.95%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.652194            8.817499                  1.91%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.643966            8.652194                -10.28%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.660810            10.766220                61.64%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.034443            6.660810                -17.10%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.665651            8.034443                 -7.28%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.665651                -13.34%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.459964            12.054715                61.59%                    0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.459964                -25.40%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.737555            12.088490                38.35%                    0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.737555                -12.62%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.366124            11.191032                33.77%                    0            2003
       Global Health Services
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.366124                -16.34%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.875661            2.847694                 51.82%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.352039            1.875661                -44.04%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.985272            3.352039                -44.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.985272                -40.51%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.083013            10.750674                51.78%                    0            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.083013                -29.17%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.863084            9.548987                 21.44%                    0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.863084                -21.37%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.158343           12.128686                -0.24%                   92            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.201435           12.158343                 8.54%                   69            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.679917           11.201435                 4.88%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.702264            10.679917                10.08%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.405447            4.421055                 29.82%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                4.885325            3.405447                -30.29%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.952067            4.885325                -29.73%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.674836            6.952067                -28.14%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.764292            6.319464                 32.64%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.418930            4.764292                -25.78%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.200325            6.418930                -30.23%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.200325                 -8.00%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.719631            10.217597                32.36%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.719631                -22.80%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.844280            10.388956                 5.53%                    0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.844280                 -1.56%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.444587            10.502231                11.20%                    0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.444587                 -5.55%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.952638            10.511469                17.41%                    0            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.952638                -10.47%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.509285            10.539613                23.86%                    0            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.509285                -14.91%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.160577            10.524667                28.97%                    0            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.160577                -18.39%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid   5.075250            6.955946                 37.06%                    0            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.239625            5.075250                -38.40%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.091356           8.239625                -31.86%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.609042           12.091356               -17.23%                1,481            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.581548           10.413500                -1.59%                    0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.690073           10.581548                -1.02%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.551662           10.690073                 1.31%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.174543           10.551662                 3.71%               12,873            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.551449            8.170362                 24.71%                  324            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.105635            6.551449                -19.17%                  259            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.400269            8.105635                -13.77%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.818714            9.400269                 -4.26%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.048877            11.115113                22.83%                    0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.048877                 -9.51%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.424251            11.065737                49.05%                    0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.424251                -25.76%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       5.536514            7.367390                 33.07%                    0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.587757            5.536514                -27.03%                  123            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.557425            7.587757                -20.61%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.144476           9.557425                -14.24%                  238            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.484171                34.84%                   96            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      9.421976            12.372523                31.32%                  116            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.441772           9.421976                -34.76%                  100            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.564493           14.441772               -12.81%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                20.202378           16.564493               -18.01%                1,494            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      11.329505           17.380579                53.41%                  183            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.905177           11.329505               -28.77%                  147            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.679678           15.905177                25.44%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.657679           12.679678                 8.77%                   33            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small          11.059519           15.252779                37.92%                   91            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.679062           11.059519               -19.15%                   66            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.994163           13.679062                -8.77%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                14.077165           14.994163                 6.51%                  705            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.439775            8.616061                 15.81%                  141            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.675437            7.439775                -14.24%                  103            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.210211            8.675437                 -5.81%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.449403            9.210211                 -2.53%                1,342            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     10.889602           11.940484                 9.65%                    0            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.385975           10.889602                 4.85%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.193887           10.385975                 1.88%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.864187            10.193887                 3.34%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.071211            5.963253                 17.59%                    0            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.167860            5.071211                -17.78%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.069120            6.167860                -23.56%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.069120                -19.31%                3,388            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.283163            3.270799                 43.26%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.952480            2.283163                -42.23%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.448594            3.952480                -38.71%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.448594                -35.51%                5,495            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.049473            10.144265                43.90%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.049473                -29.51%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.406372            5.797749                 31.58%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.068862            4.406372                -27.39%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.105491            6.068862                -25.13%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.105491                -18.95%                3,356            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.692915            10.123089                31.59%                    0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.692915                -23.07%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.121002                21.21%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.808334            8.773586                 28.87%                    0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.465116            6.808334                -28.07%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.827558            9.465116                 -3.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.934970            9.827558                 -1.08%                   75            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.951175                 -0.49%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.010993            8.781733                 25.26%                    0            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.145761           7.010993                -30.90%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.769410           10.145761               -26.32%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.212681           13.769410                -9.49%                4,280            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.577049            8.689579                 32.12%                    0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.865670            6.577049                -25.81%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.330235            8.865670                 -4.98%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.472440            9.330235                 -1.50%                  255            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.599464            8.106165                 22.83%                    0            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.345324            6.599464                -29.38%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.905014           9.345324                -32.79%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                16.016496           13.905014               -13.18%                1,648            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     7.588056            9.717730                 28.07%                  192            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.608373           7.588056                -28.47%                  127            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.409461           10.608373               -14.51%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.716413           12.409461                -2.41%                1,188            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.194920            8.665362                 39.88%                  102            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.135212            6.194920                -23.85%                  151            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.458032            8.135212                -13.99%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.458032                 -5.42%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.141920                41.42%                   65            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.690842            8.292232                 23.93%                  317            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.425292            6.690842                -20.59%                  251            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.590436            8.425292                -12.15%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.748188           9.590436                -10.77%                7,903            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.559028            8.788827                 34.00%                  167            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.164675            6.559028                -28.43%                  146            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.710502            9.164675                 -5.62%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.710502                 -2.89%                   40            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            13.999772           17.507218                25.05%                    0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.106031           13.999772                 6.82%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.173002           13.106031                 7.66%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.173033           12.173002                 8.95%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.076113            10.064207                24.62%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.076113                -19.24%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            3.984372            5.524347                 38.65%                    0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.918142            3.984372                -32.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.562201            5.918142                -30.88%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.562201                -14.38%                  122            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            11.725612           15.769776                34.49%                  281            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.084542           11.725612                -2.97%                  234            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.250727           12.084542                 7.41%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.851309           11.250727                 3.68%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.058096            12.151788                50.80%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.485820            8.058096                 -5.04%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.838136            8.485820                 -3.99%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                15.544076           8.838136                -43.14%                  500            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        9.025587            12.806413                41.89%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.497863            9.025587                 -4.97%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.845725           9.497863                -12.43%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.953428            10.845725                 8.96%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.220212            9.530925                 32.00%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.643755            7.220212                -25.13%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.830796            9.643755                 -1.90%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.830796                 -1.69%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.517969            12.166407                27.83%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.260704           9.517969                 -7.24%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.188045           10.260704                -8.29%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.188045                11.88%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 2.25%)

   (Variable account charges of 2.25% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.114084            9.229431                  13.75%                   0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.013311           8.114084                 -18.97%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.013311                  0.13%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.208409            8.818092                  22.33%                   0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.987460            7.208409                 -27.83%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.987460                  -0.13%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   7.608165            9.632623                  26.61%                   0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.289793           7.608165                 -26.06%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.289793                  2.90%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.196073            9.968330                  21.62%                   0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.932763            8.196073                 -17.48%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.932763                  -0.67%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.135886            10.264283                 26.16%                   0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.135886                 -18.64%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   6.872393            8.402764                  22.27%                   0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.081424           6.872393                 -31.83%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.081424                  0.81%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         6.343370            8.020916                  26.45%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.048687            6.343370                 -21.19%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.985762            8.048687                 -10.43%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.985762                 -10.14%                 110            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         4.557914            5.547479                  21.71%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.855938            4.557914                 -22.17%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.459814            5.855938                 -30.78%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.459814                 -15.40%                 169            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.992489            9.727733                  21.71%                 157            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.992489                 -20.08%                 150            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.916844            9.665759                  22.09%                   0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.916844                 -20.83%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         11.078580           13.965656                 26.06%                 110            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                12.970847           11.078580                -14.59%                 113            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.762857           12.970847                 10.27%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.762857                 17.63%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         10.000000           10.167675                  1.68%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            8.188031            10.930863                 33.50%                   0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.471122           8.188031                 -21.80%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.471122                  4.71%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.831019            9.605091                  22.65%                   0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.173915           7.831019                 -23.03%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.173915                  1.74%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            7.973917            9.635710                  20.84%                   0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.151944           7.973917                 -21.45%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.151944                  1.52%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       BB&T Variable            6.990084            8.747710                  25.14%                   0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.285425           6.990084                 -32.04%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.285425                  2.85%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    3.354395            4.841743                  44.34%                   0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.212030            3.354395                 -35.64%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.472935            5.212030                 -30.25%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.472935                 -25.27%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    4.519680            5.880069                  30.10%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.772943            4.519680                 -21.71%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.599637            5.772943                 -24.04%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.599637                 -24.00%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    8.379268            10.252072                 22.35%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.146821           8.379268                 -24.83%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.298091           11.146821                 -1.34%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.298091                 12.98%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Investment       7.559086            10.180890                 34.68%                  17            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.559086                 -24.41%                   0            2002*
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------
       The Dreyfus Socially     4.631497            5.704671                  23.17%                   0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.668566            4.631497                 -30.55%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.812703            6.668566                 -24.33%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.812703                 -11.87%                 194            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index      5.894657            7.396534                  25.48%                  11            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.767594            5.894657                 -24.11%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.049949            7.767594                 -14.17%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.049949                  -9.50%                  84            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         7.038931            8.337310                  18.45%                 174            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.646332            7.038931                 -18.59%                 175            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.754707            8.646332                 -11.36%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.754707                  -2.45%                 147            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.416763            10.834949                 28.73%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.646847           8.416763                 -20.95%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.646847                  6.47%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable         8.608046            11.473756                 33.29%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.033142           8.608046                 -14.20%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.033142                  0.33%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance      12.271126           12.552260                  2.29%                   0            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.484670           12.271126                  6.85%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.878559           11.484670                  5.57%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.878559                  8.79%                  93            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP             8.265957            10.521989                 27.29%                 194            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.188250           8.265957                 -18.87%                 195            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.983138           10.188250                 -7.24%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.983138                  9.83%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      4.698743            6.098846                  29.80%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.886888            4.698743                 -31.77%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.564829            6.886888                 -19.59%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.564829                 -14.35%                 224            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High        6.714163            8.333323                  24.12%                   0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.628864            6.714163                   1.29%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.698171            6.628864                 -13.89%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.698171                 -23.02%                  52            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    4.962486            6.946822                  39.99%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.373447            4.962486                 -22.14%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.283269            6.373447                 -23.06%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.283269                 -17.17%                 132            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas    7.679551            10.753925                 40.03%                   0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.679551                 -23.20%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          6.920130            8.682526                  25.47%                   0            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.816214            6.920130                 -11.46%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.125314            7.816214                 -14.35%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.125314                  -8.75%                 465            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II          10.000000           10.063411                  0.63%                   0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III         5.352807            6.784526                  26.75%                   0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.013259            5.352807                 -23.68%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.386726            7.013259                 -16.38%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.386726                 -16.13%                  94            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III Value   7.395851            11.407795                 54.25%                   0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.395851                 -26.04%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      8.782001            12.214181                 39.08%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.040820           8.782001                 -20.46%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.040820                 10.41%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Financial Investors      7.388085            9.287363                  25.71%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.229256           7.388085                 -27.77%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.229256                  2.29%                   0            2001*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.811917            10.122102                 29.57%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.811917                 -21.88%                   0            2002*
                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

                                ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT       5.350046            6.873683                  28.48%                   0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.311838            5.350046                 -26.83%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.516206            7.311838                 -14.14%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.516206                 -14.84%                  91            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.608840                 36.09%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid    8.840892            11.636878                 31.63%                  26            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.678915           8.840892                 -17.21%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.070860           10.678915                 -3.54%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.070860                 10.71%                  70            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT      9.355944            11.182457                 19.52%                   0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.272228            9.355944                   0.90%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.103082            9.272228                   1.86%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.103082                  -8.97%                 230            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.653146            10.748366                 61.55%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.029311            6.653146                 -17.14%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.664580            8.029311                  -7.33%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.664580                 -13.35%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.457415            12.044452                 61.51%                  22            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.457415                 -25.43%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.733382            12.076549                 38.28%                   0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.733382                 -12.67%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.362125            11.179983                 33.70%                   0            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.362125                 -16.38%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       1.873500            2.842954                  51.75%                   0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.349896            1.873500                 -44.07%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.984527            3.349896                 -44.02%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           5.984527                 -40.15%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.080585            10.741506                 51.70%                   8            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.080585                 -29.19%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.859321            9.539549                  21.38%                   8            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.859321                 -21.41%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       12.575241           12.538146                 -0.29%                 107            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.591446           12.575241                  8.49%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                11.057449           11.591446                  4.83%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           11.057449                 10.57%                 114            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       3.594625            4.664269                  29.76%                   0            2003
       Growth Fund: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.159349            3.594625                 -30.33%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.345790            5.159349                 -29.76%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.345790                 -26.54%                 155            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       4.758802            6.308962                  32.57%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.414831            4.758802                 -25.82%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.199196            6.414831                 -30.27%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.199196                  -8.01%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.716980            10.208872                 32.29%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.716980                 -22.83%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.839589            10.378702                  5.48%                   0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.839589                  -1.60%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.440087            10.491868                 11.14%                   0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.440087                  -5.60%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.948375            10.501100                 17.35%                  29            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.948375                 -10.52%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.505236            10.529222                 23.80%                  30            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.505236                 -14.95%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.156681            10.514264                 28.90%                  31            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.156681                 -18.43%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid   3.210863            4.398435                  36.99%                 342            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.215476            3.210863                 -38.44%                 344            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.657476            5.215476                 -31.89%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.657476                 -23.43%                  70            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.384079           10.213942                 -1.64%                  49            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.495945           10.384079                 -1.07%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.365377           10.495945                  1.26%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.365377                  3.65%               1,199            2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       6.871837            8.565524                  24.65%                   0            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.506385            6.871837                 -19.22%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.870104            8.506385                 -13.82%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.870104                  -1.30%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       9.044561            11.104138                 22.77%                   0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.044561                  -9.55%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.420697            11.054797                 48.97%                   0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.420697                 -25.79%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       5.061545            6.731926                  33.00%                   0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.940366            5.061545                 -27.07%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.746493            6.940366                 -20.65%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.746493                 -12.54%                  79            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.479571                 34.80%                   0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      4.394826            5.768151                  31.25%                   0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.739737            4.394826                 -34.79%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.734364            6.739737                 -12.86%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.734364                 -22.66%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap      9.807064            15.037315                 53.33%                  17            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                13.774932           9.807064                 -28.80%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.987084           13.774932                 25.37%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.987084                  9.87%                 150            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small          7.393231            10.191196                 37.84%                   0            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.149061            7.393231                 -19.19%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.033816           9.149061                  -8.82%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.033816                  0.34%                  71            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.879115            9.120196                  15.75%                   0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.192450            7.879115                 -14.29%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.764125            9.192450                  -5.85%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.764125                  -2.36%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT     11.108153           12.173906                  9.59%                   0            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.599824           11.108153                  4.80%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.409141           10.599824                  1.83%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.409141                  4.09%                 122            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     5.063604            5.951269                  17.53%                 418            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.161775            5.063604                 -17.82%                 325            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.065320            6.161775                 -23.60%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.065320                 -19.35%                 127            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     2.279736            3.264215                  43.18%                   0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                3.948572            2.279736                 -42.26%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.445540            3.948572                 -38.74%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           6.445540                 -35.54%                  25            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.047062            10.135620                 43.83%                   0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.047062                 -29.53%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     7.690276            10.114454                 31.52%                   0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.062871            4.399755                 -27.43%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.101668            6.062871                 -25.17%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.101668                 -18.98%                 374            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     4.399755            5.786098                  31.51%                   0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.690276                 -23.10%                   0            2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -     10.000000           12.116869                 21.17%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     6.979055            8.988985                  28.80%                  96            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.707419            6.979055                 -28.11%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.084335           9.707419                  -3.74%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.084335                  0.84%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.947781                  -0.52%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     4.207526            5.267509                  25.19%                   0            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                6.091929            4.207526                 -30.93%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.271972            6.091929                 -26.35%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.271972                 -17.28%                  77            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     7.060435            9.323476                  32.05%                   0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.522129            7.060435                 -25.85%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.026240           9.552129                  -5.03%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           10.026240                  0.26%                  88            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     3.611675            4.433993                  22.77%                  17            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                5.117009            3.611675                 -29.42%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.617605            5.117009                 -32.83%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           7.617605                 -23.82%                 219            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     5.943076            7.607183                  28.00%                   0            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.312895            5.943076                 -28.51%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.729278            8.312895                 -14.56%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.729278                  -2.71%                  74            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.186473            8.649128                  39.81%                  23            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.128277            6.186473                 -23.89%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                9.454837            8.128277                 -14.03%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           9.454837                  -5.45%                   0            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     10.000000           14.137104                 41.37%                  30            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable     6.246495            7.737580                  23.87%                  20            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                7.869795            6.246495                 -20.63%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                8.962724            7.869795                 -12.19%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                10.000000           8.962724                 -10.37%                 257            2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.550079            8.772352                  33.93%                  34            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.156865            6.550079                 -28.47%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.707223            9.156865                  -5.67%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.707223                  -2.93%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            12.545244           15.680273                 24.99%                   0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.750369           12.545244                  6.76%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.919466           11.750369                  7.61%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.919466                  9.19%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            8.073348            10.055623                 24.55%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.073348                 -19.27%                   0           2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            3.978923            5.513965                  38.58%                   0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                5.913077            3.978923                 -32.71%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                8.559304            5.913077                 -30.92%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           8.559304                 -14.41%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       The Universal            12.642559           16.994294                 34.42%                  34            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                13.036226           12.642559                 -3.02%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                12.142985           13.036226                  7.36%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.713511           12.142985                  3.67%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Van Eck Worldwide        5.125268            7.725070                  50.73%                   0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                5.400085            5.125268                  -5.09%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                5.627188            5.400085                  -4.04%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           5.627188                 -43.73%                  10           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Van Eck Worldwide        8.975646            12.729030                 41.82%                   0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.450138            8.975646                  -5.02%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.796770           9.450138                 -12.47%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           10.796770                  7.97%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Victory Variable         7.210365            9.513063                  31.94%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.635533            7.210365                 -25.17%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                9.827474            9.635533                  -1.95%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           9.827474                  -1.73%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       Victory Variable         9.505001            12.143633                 27.76%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.251965           9.505001                  -7.29%                   0            2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                11.184272           10.251965                 -8.34%                   0            2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
                                10.000000           11.184272                 11.84%                   0           2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------
       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

       ------------------------ ------------------- ------------------- -------------------- ------------------- -----------

                     Optional Benefits Elected (Total 2.30%)

   (Variable account charges of 2.30% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.109420             9.219408                13.69%                   0             2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.012676            8.109420               -19.01%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.012676                0.13%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       AIM Variable Insurance   7.204260             8.808512                22.27%                   0             2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                9.986828                   7.204260         -27.86%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       AIM Variable Insurance   7.603785             9.622145                26.54%                   0             2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.289145            7.603785               -26.10%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.289145                2.89%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       AIM Variable Insurance   8.191353             9.957501                21.56%                   0             2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                9.932139             8.191353               -17.53%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            9.932139                -0.68%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       AIM Variable Insurance   8.133106             10.255528               26.10%                   0             2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            8.133106               -18.67%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       AIM Variable Insurance   6.868435             8.393627                22.21%                   0             2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.080786            6.868435               -31.87%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.080786                0.81%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       American Century         6.333815             8.004739                26.38%                   0             2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.040690             6.333815               -21.23%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.981451             8.040690               -10.47%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            8.981451               -10.19%                 134            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       American Century         4.551040             5.536279                21.65%                   0             2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                5.850111             4.551040               -22.21%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.455758             5.850111               -30.82%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            8.455758               -15.44%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.989750             9.719438                21.65%                   0             2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            7.989750               -20.10%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       American Century         7.914128             9.657510                22.03%                   0             2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            7.914128               -20.86%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       American Century         11.061903            13.937516               26.00%                   0             2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                12.957957            11.061903              -14.63%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                11.757218            12.957957               10.21%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            11.757218               17.57%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       American Century         10.000000            10.164185                1.64%                   0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       BB&T Variable            8.183308             10.918989               33.43%                   0             2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.470460            8.183308               -21.84%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.470460                4.70%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       BB&T Variable            7.826518             9.594659                22.59%                   0             2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.173276            7.826518               -23.07%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.173276                1.73%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       BB&T Variable            7.969337             9.625260                20.78%                   0             2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.151304            7.969337               -21.49%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.151304                1.51%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       BB&T Variable            6.986056             8.738201                25.08%                   0             2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.284774            6.986056               -32.07%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.284774                2.85%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Credit Suisse Trust -    3.349326             4.831954                44.27%                   0             2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                5.206837             3.349326               -35.67%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                7.469344             5.206837               -30.29%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            7.469344               -25.31%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    4.512861             5.868216                30.03%                   0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.767191             4.512861               -21.75%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.595986             5.767191               -24.08%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.595986               -24.04%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Credit Suisse Trust -    8.366645             10.231401               22.29%                   0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.135746            8.366645               -24.87%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.292685            11.135746               -1.39%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            11.292685               12.93%                  37            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Dreyfus Investment       7.556497             10.172214               34.62%                   0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.556497               -24.44%                   0            2002*
                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------
       The Dreyfus Socially     4.624512             5.693144                23.11%                   0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.661935             4.624512               -30.58%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.808475             6.661935               -24.37%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.808475               -11.92%                  72            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Dreyfus Stock Index      5.885782             7.381620                25.41%                 278            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.759868             5.885782               -24.15%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.045619             7.759868               -14.21%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.045619                -9.54%                 291            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Dreyfus Variable         7.028345             8.320509                18.39%                   0            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.637742             7.028345               -18.63%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.750036             8.637742               -11.41%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.750036                -2.50%                 196            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Dreyfus Variable         8.411915             10.823182               28.66%                   0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.646176            8.411915               -20.99%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.646176                6.46%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Dreyfus Variable         8.603087             11.461278               33.22%                   0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.032509            8.603087               -14.25%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.032509                0.33%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Federated Insurance      12.252667            12.526968                2.24%                   0            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.473264            12.252667                6.79%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.873335            11.473264                5.52%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.873335                8.73%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP             8.253524             10.500785               27.23%                 198            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.178129            8.253524               -18.91%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.977883            10.178124               -7.29%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.977883                9.78%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      4.691663             6.086557                29.73%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.880032             4.691663               -31.81%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.560720             6.880032               -19.63%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.560720               -14.39%                 258            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP High        6.704063             8.316549                24.05%                   0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.622272             6.704063                 1.24%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.694489             6.622272               -13.93%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.694489               -23.06%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP Overseas    4.954993             6.932789                39.92%                   0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.367092             4.954993               -22.18%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.279284             6.367092               -23.10%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.279284               -17.21%                   0            2000
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP Overseas    7.676919             10.744753               39.96%                   0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.676919               -23.23%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP II          6.909711             8.665023                25.40%                 236            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.808446             6.909711               -11.51%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.120941             7.808446               -14.39%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.120941                -8.79%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP II          10.000000            10.599977                0.60%                   0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP III         5.344745             6.770848                26.68%                   0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.006289             5.344745               -23.72%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.382707             7.006289               -16.42%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.382707               -16.17%                 118            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Fidelity VIP III Value   7.393320             11.398077               54.17%                   0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.393320               -26.07%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Financial Investors      8.776053             12.199670               39.01%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.038991            8.776053               -20.50%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            11.038991               10.39%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Financial Investors      7.383081             9.276330                25.64%                   0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.227566            7.383081               -27.81%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.227566                2.28%                   0            2001*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.809243             10.113478               29.51%                   0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.809243               -21.91%                   0            2002*
                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

                                -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Comstock GVIT       5.341979             6.859818                28.41%                   0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.304567             5.341979               -26.87%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.512121             7.304567               -14.19%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.512121               -14.88%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Dreyfus GVIT        10.000000            13.604199               36.04%                   0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Dreyfus GVIT Mid    8.827570             11.613396               31.56%                 174            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.668287            8.827570               -17.25%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.065553            10.668287               -3.59%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            11.065553               10.66%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Federated GVIT      9.341865             11.159922               19.46%                   0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.263026             9.341865                 0.85%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.098723             9.263026                 1.81%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.098723                -9.01%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       6.645478             10.730493               61.47%                   0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.024173             6.645478               -17.18%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.663506             8.024173                -7.38%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.663506               -13.36%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       7.454862             12.034188               61.43%                   0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.454862               -25.45%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       8.729214             12.064623               38.21%                   0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.729214               -12.71%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       8.358141             11.168941               33.63%                   0            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.358141               -16.42%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       1.871335             2.838236                51.67%                   0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                3.347746             1.871335               -44.10%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.983787             3.347746               -44.05%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            5.983787               -40.16%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.078157             10.732354               51.63%                   0            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.078157               -29.22%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       7.855591             9.530149                21.32%                   0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.855591               -21.44%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       12.556318            12.512872               -0.35%                   0            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.579917            12.556318                8.43%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.052137            11.579917                4.78%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            11.052137               10.52%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       3.589199             4.654850                26.69%                   0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.154198             3.589199               -30.36%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.342265             5.154198               -29.80%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.342265               -26.58%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       4.753338             6.298497                32.51%                   0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.410737             4.753338               -25.85%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.198060             6.410737               -30.30%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.198060                -8.02%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       7.714341             10.200171               32.22%                   0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.714341               -22.86%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       9.834893             10.368446                5.43%                   0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.834893                -1.65%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       9.435592             10.481507               11.08%               1,821            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.435592                -5.64%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       8.944105             10.490717               17.29%               3,695            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.944105               -10.56%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       8.501179             10.518812               23.73%               2,809            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.501179               -14.99%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.152785             10.503871               28.84%                 947            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.152785               -18.47%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT Mid   3.206007             4.389541                36.92%                   0            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.210269             3.206007               -38.47%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.653794             5.210269               -31.93%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.653794               -23.46%                  71            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       10.368156            10.193063               -1.69%                   0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.485212            10.368156               -1.12%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.360104            10.485212                1.21%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.360104                3.60%                   0            2000
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       6.861481             8.548254                24.58%                   0            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.497928             6.861481               -19.26%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.865373             8.497928               -13.86%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.865373                -1.35%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       9.040250             11.093193               22.71%                   0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.040250                -9.60%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       7.417157             11.043878               48.90%                   0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.417157               -25.83%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       5.053923             6.718352                32.93%                   0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.933473             5.053923               -27.11%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.742303             6.933473               -20.69%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.742303               -12.58%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Gartmore GVIT       10.000000            13.474978               34.75%                   0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT GVIT Small Cap      4.388195             5.756502                31.18%                   0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.733016             4.388195               -34.83%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                7.730647             6.733016               -12.90%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.730647               -22.69%                  86            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT GVIT Small Cap      9.792299             15.007013               53.25%                   0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                13.761240            9.792299               -28.84%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.981823            13.761240               25.31%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.981823                9.82%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT GVIT Small          7.382102             10.170658               37.77%                   0            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.139971             7.382102               -19.23%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.029013            9.139971                -8.86%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.029013                0.29%                  25            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.867260             9.101819                15.69%                   0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.183323             7.867260               -14.33%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.759455             9.183323                -5.90%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.759455                -2.41%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       GVIT Van Kampen GVIT     11.091439            12.149377                9.54%                   0            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.589296            11.091439                4.74%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.404143            10.589296                1.78%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.404143                4.04%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Janus Aspen Series -     5.056022             5.939317                17.47%                   0            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.155704             5.056022               -17.86%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.061516             6.155704               -23.64%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.061516               -19.38%                 225            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Janus Aspen Series -     2.276314             3.257660                43.11%                   0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                3.944669             2.276314               -42.29%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.442503             3.944669               -38.77%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            6.442503               -35.57%                 310            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Janus Aspen Series -     7.044639             10.126974               43.75%                   0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.044639               -29.55%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Janus Aspen Series -     4.393166             5.774485                31.44%                   0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                6.056891             4.393166               -27.47%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.097850             6.056891               -25.20%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.097850               -19.02%                 161            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Janus Aspen Series -     7.687649             10.105827               31.46%                   0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            7.687649               -23.12%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Janus Aspen Series -     10.000000            12.112736               21.13%                   0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Neuberger Berman AMT     6.968543             8.970868                28.73%                   0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.697779             6.968543               -28.14%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.079498            9.697779                -3.79%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.079498                0.79%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000            9.944366                -0.56%                   0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Neuberger Berman AMT     4.201167             5.256877                25.13%                   0             2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                6.085849             4.201167               -30.97%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.267999             6.085849               -26.39%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            8.267999               -17.32%                 572            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Neuberger Berman AMT     7.049806             9.304679                31.98%                   0             2003
       Partners Portfolio -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                9.512666             7.049806               -25.89%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.021444            9.512666                -5.08%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            10.021444                0.21%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Oppenheimer Variable     3.606225             4.425038                22.71%                 453             2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                5.111912             3.606225               -29.45%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                7.613945             5.111912               -32.86%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            7.613945               -23.86%                  90            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Oppenheimer Variable     5.934139             7.591860                27.94%                   0             2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.304638             5.934139               -28.54%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                9.724617             8.304638               -14.60%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            9.724617                -2.75%                 229            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Oppenheimer Variable     6.178020             8.632887                39.74%                   0             2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.121332             6.178020               -23.93%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                9.451634             8.121332               -14.07%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            9.451634                -5.48%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Oppenheimer Variable     10.000000            14.132292               41.32%                   0            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       Oppenheimer Variable     6.237083             7.721976                23.81%                   0             2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                7.861953             6.237083               -20.67%                   0             2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                8.958418             7.861953               -12.24%                   0             2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
                                10.000000            8.958418               -10.42%                  96            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.541146             8.755920                33.86%                 291            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.149058             6.541146               -28.50%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.703941             9.149058                -5.72%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.703941                -2.96%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       The Universal            12.526381            15.648683               24.93%                   0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.738698            12.526381                6.71%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.914229            11.738698                7.55%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.914229                9.14%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       The Universal            8.070580             10.047039               24.49%                   0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.070580               -19.29%                   0            2002*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       The Universal            3.973498             5.503644                38.51%                   0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.908033             3.973498               -32.74%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                8.556411             5.908033               -30.95%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            8.556411               -14.44%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       The Universal            12.623544            16.960067               34.35%                   0            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                13.023285            12.623544               -3.07%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                12.137171            13.023285                7.30%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.709515            12.137171                3.65%                 469            2000
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Van Eck Worldwide        5.117535             7.709481                50.65%                   0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.394698             5.117535                -5.14%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                5.624474             5.394698                -4.09%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            5.624474               -43.76%                 102            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Van Eck Worldwide        8.962136             12.703389               41.75%                   0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.440746             8.962136                -5.07%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.791606            9.440746               -12.52%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            10.791606                7.92%                  32            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Victory Variable         7.200533             9.495241                31.87%                   0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.627340             7.200533               -25.21%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                9.824158             9.627340                -2.00%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            9.824158                -1.76%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       Victory Variable         9.492018             12.120849               27.70%                   0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.243214            9.492018                -7.33%                   0            2002
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                11.180484            10.243214               -8.38%                   0            2001
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
                                10.000000            11.180484               11.80%                   0            2000*
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------
       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------

       ------------------------ -------------------- ------------------- ------------------ ------------------- ------------


                     Optional Benefits Elected (Total 2.35%)

   (Variable account charges of 2.35% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.104751            9.209383                 13.63%                0              2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.012046           8.104751                -19.05%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.012046                 0.12%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       AIM Variable Insurance   7.200127            8.798957                 22.21%                0              2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                9.986201            7.200127                -27.90%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           9.986201                 -0.14%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       AIM Variable Insurance   7.599410            9.611701                 26.48%                0              2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.288497           7.599410                -26.14%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.288497                 2.88%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       AIM Variable Insurance   8.186635            9.946672                 21.50%                0              2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                9.931511            8.186635                -17.57%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           9.931511                 -0.68%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       AIM Variable Insurance   8.130315            10.246757                26.03%                0              2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.130315                -18.70%                0             2002*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       AIM Variable Insurance   6.864471            8.384494                 22.14%                0              2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.080151           6.864471                -31.90%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.080151                 0.80%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       American Century         6.324270            7.988587                 26.32%                0              2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.032686            6.324270                -21.27%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.977147            8.032686                -10.52%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.977147                -10.23%               96             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       American Century         4.544178            5.525109                 21.59%                0              2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                5.844282            4.544178                -22.25%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.451695            5.844282                -30.85%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.451695                -15.48%               40             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.987011            9.711132                 21.59%                0              2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.987011                -20.13%                0             2002*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       American Century         7.911414            9.649260                 21.97%                0              2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.911414                -20.89%                0             2002*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       American Century         11.045244           13.909410                25.93%                0              2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                12.945083           11.045244               -14.68%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                11.751589           12.945083                10.16%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           11.751589                17.52%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       American Century         10.000000           10.160693                 1.61%                0             2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       BB&T Variable            8.178604            10.907132                33.36%                0              2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.469800           8.178604                -21.88%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.469800                 4.70%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       BB&T Variable            7.822004            9.584229                 22.53%                0              2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.172629           7.822004                -23.11%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.172629                 1.73%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       BB&T Variable            7.964737            9.614772                 20.72%                0              2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.150664           7.964737                -21.53%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.150664                 1.51%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       BB&T Variable            6.982041            8.728716                 25.02%                0              2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.284128           6.982041                -32.11%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.284128                 2.84%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Credit Suisse Trust -    3.344280            4.822210                 44.19%                0              2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                5.201654            3.344280                -35.71%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                7.465751            5.201654                -30.33%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.465751                -25.34%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    4.506064            5.856375                 29.97%                0              2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                5.761446            4.506064                -21.79%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                7.592338            5.761446                -24.11%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.592338                -24.08%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Credit Suisse Trust -    8.354065            10.210786                22.23%                0              2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                11.124694           8.354065                -24.91%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                11.287278           11.124694                -1.44%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           11.287278                12.87%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Dreyfus Investment       7.553899            10.163522                34.55%                0              2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.553899                -24.46%                0             2002*
                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       The Dreyfus Socially     4.617540            5.681675                 23.05%                0              2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                6.655310            4.617540                -30.62%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.804257            6.655310                -24.41%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.804257                -11.96%              332             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Dreyfus Stock Index      5.876912            7.366736                 25.35%                0              2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                7.752153            5.876912                -24.19%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                9.041279            7.752153                -14.26%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           9.041279                 -9.59%              508             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Dreyfus Variable         7.017745            8.303724                 18.32%                0              2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.629152            7.017745                -18.67%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                9.745353            8.629152                -11.45%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           9.745353                 -2.55%              189             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Dreyfus Variable         8.407076            10.811423                28.60%                0              2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.645506           8.407076                -21.03%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.645506                 6.46%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Dreyfus Variable         8.598149            11.448834                33.15%                0              2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.031879           8.598149                -14.29%                0              2002
                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.031879                 0.32%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Federated Insurance      12.234219           12.501703                 2.19%                0              2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                11.461854           12.234219                 6.74%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.868122           11.461854                 5.46%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.868122                 8.68%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP             8.241098            10.479628                27.16%                0              2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.168024           8.241098                -18.95%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.972627           10.168024                -7.33%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.972627                 9.73%               94             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      4.684602            6.074291                 29.67%                0              2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                6.873186            4.684602                -31.84%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.556607            6.873186                -19.67%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.556607                -14.43%              514             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP High        6.693962            8.299774                 23.99%                0              2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                6.615679            6.693962                  1.18%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                7.690792            6.615679                -13.98%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.690792                -23.09%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP Overseas    4.947533            6.918808                 39.84%                0              2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                6.360758            4.947533                -22.22%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.275319            6.360758                -23.14%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.275319                -17.25%                0             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP Overseas    7.674279            10.735566                39.89%                0              2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.674279                -23.26%                0             2002*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP II          6.899306            8.647559                 25.34%                0              2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                7.800675            6.899306                -11.56%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                9.116560            7.800675                -14.43%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           9.116560                 -8.83%              382             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP II          10.000000           10.056541                 0.57%                0             2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP III         5.336703            6.757203                 26.62%                0              2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                6.999329            5.336703                -23.75%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                8.378685            6.999329                -16.46%                0              2001
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           8.378685                -16.21%              130             2000*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Fidelity VIP III Value   7.390784            11.388356                54.09%                0              2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           7.390784                -26.09%                0             2002*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Financial Investors      8.770094            12.185166                38.94%                0              2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                11.037163           8.770094                -20.54%                0              2002
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           11.037163                10.37%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       Financial Investors      7.378061            9.265305                 25.58%                0              2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.225869           7.378061                -27.85%                0              2002
                                ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
                                10.000000           10.225869                 2.26%                0             2001*
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------
       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------

       ------------------------ ------------------- ------------------- ------------------- ---------------- ---------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.806563             10.104834               29.44%                 0             2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities - Fund:
       Class I - Q/NQ
                                -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            7.806563               -21.93%                 0            2002*
                                -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

                                -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Comstock GVIT       5.333933             6.845985                28.35%                 0             2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                7.297305             5.333933               -26.91%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                8.508038             7.297305               -14.23%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.508038               -14.92%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Dreyfus GVIT        10.000000            13.599551               36.00%                 0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Dreyfus GVIT Mid    8.814253             11.589956               31.49%                 0             2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.657669            8.814253               -17.30%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                11.060235            10.657669               -3.64%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            11.060235               10.60%                77            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Federated GVIT      9.327818             11.137447               19.40%                 0             2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.253812             9.327818                 0.80%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.094356             9.253812                 1.75%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            9.094356                -9.06%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       6.637825             10.712671               61.39%                 0             2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                8.019048             6.637825               -17.22%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                8.662437             8.019048                -7.43%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.662437               -13.38%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       7.452299             12.023904               61.34%                 0             2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            7.452299               -25.48%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       8.725056             12.052712               38.14%                 0             2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.725056               -12.75%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       8.354139             11.157887               33.56%                 0             2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.354139               -16.46%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       1.869179             2.833525                51.59%                 0             2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                3.345608             1.869179               -44.13%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                5.983044             3.345608               -44.08%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            5.983044               -40.17%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.075728             10.723177               51.55%                 0             2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            7.075728               -29.24%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       7.851830             9.520724                21.25%                 0             2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            7.851830               -21.48%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       12.537438            12.487665               -0.40%                 0             2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                11.568435            12.537438                8.38%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                11.046858            11.568435                4.72%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            11.046858               10.47%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       3.583776             4.645451                29.62%                 0             2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                5.149067             3.583776               -30.40%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                7.338737             5.149067               -29.84%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            7.338737               -26.61%               113            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       4.747863             6.288026                32.44%                 0             2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                6.406644             4.747863               -25.89%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.196930             6.406644               -30.34%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            9.196930                -8.03%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       7.711684             10.191441               32.16%                 0             2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            7.711684               -22.88%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       9.830211             10.358212                5.37%                 0             2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            9.830211                -1.70%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       9.431089             10.471145               11.03%                 0             2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            9.431089                -5.69%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       8.939839             10.480363               17.23%                 0             2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.939839               -10.60%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       GVIT Gartmore GVIT       8.497120             10.508428               23.67%                 0             2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.497120               -15.03%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.148907             10.493512              28.77%                  0             2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            8.148907              -18.51%                  0            2002*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT Mid   3.201172             4.380689               36.85%                  0             2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                5.205077             3.201172              -38.50%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                7.650115             5.205077              -31.96%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            7.650115              -23.50%                119            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT       10.352242            10.172211              -1.74%                  0             2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.474480            10.352242              -1.17%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.354832            10.474480               1.16%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            10.354832               3.55%                  0             2000
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT       6.851145             8.531017               24.52%                  0             2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                8.489471             6.851145              -19.30%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                9.860642             8.489471              -13.91%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            9.860642               -1.39%                  0            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT       9.035940             11.082223              22.65%                  0             2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            9.035940               -9.64%                  0            2002*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT       7.413615             11.032957              48.82%                  0             2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            7.413615              -25.86%                  0            2002*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT       5.046292             6.704779               32.87%                  0             2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                6.926565             5.046292              -27.15%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                8.738100             6.926565              -20.73%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            8.738100              -12.62%                111            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Gartmore GVIT       10.000000            13.470368              34.70%                  0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT GVIT Small Cap      4.381569             5.744875               31.11%                  0             2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                6.726308             4.381569              -34.86%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                7.726928             6.726308              -12.95%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            7.726928              -22.73%                 28            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT GVIT Small Cap      9.777540             14.976760              53.18%                  0             2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                13.747558            9.777540              -28.88%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.976551            13.747558              25.24%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            10.976551               9.77%                 90            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT GVIT Small          7.370966             10.150131              37.70%                  0             2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                9.130869             7.370966              -19.27%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.024193            9.130869               -8.91%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            10.024193               0.24%                  0            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.855396             9.083443               15.63%                  0             2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                9.174179             7.855395              -14.37%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                9.754766             9.174179               -5.95%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            9.754766               -2.45%                  0            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       GVIT Van Kampen GVIT     11.074752            12.124897               9.48%                  0             2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.578774            11.074752               4.69%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.399162            10.578774               1.73%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            10.399162               3.99%                  0            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Janus Aspen Series -     5.048431             5.927364               17.41%                  0             2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                6.149614             5.048431              -17.91%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                8.057707             6.149614              -23.68%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            8.057707              -19.42%                398            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Janus Aspen Series -     2.272896             3.251104               43.04%                  0             2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                3.940768             2.272896              -42.32%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                6.439456             3.940768              -38.80%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            6.439456              -35.61%                226            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Janus Aspen Series -     7.042225             10.118326              43.68%                  0             2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            7.042225              -29.58%                  0            2002*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Janus Aspen Series -     4.386570             5.762859               31.38%                  0             2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                6.050905             4.386570              -27.51%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                8.094029             6.050905              -25.24%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            8.094029              -19.06%                231            2000*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Janus Aspen Series -     7.685015             10.097209              31.39%                  0             2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            7.685015              -23.15%                  0            2002*
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Janus Aspen Series -     10.000000            12.108597              21.09%                  0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       Neuberger Berman AMT     6.958036             8.952762               28.67%                  0             2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                9.688125             6.958036              -28.18%                  0             2002
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.074663            9.688125               -3.84%                  0             2001
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
                                10.000000            10.074663               0.75%                  0             2000
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------
       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------

       ------------------------ -------------------- ------------------ ------------------ ------------------ -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.940968                -0.59%                  0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Neuberger Berman AMT     4.194838            5.246260                25.06%                  0             2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                6.079786            4.194838               -31.00%                  0             2002
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                8.264028            6.079786               -26.43%                  0             2001
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.000000           8.264028               -17.36%                241            2000*
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Neuberger Berman AMT     7.039183            9.285899               31.925%                  0             2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                9.503204            7.039183               -25.93%                  0             2002
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.016641           9.503204                -5.13%                  0             2001
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.000000           10.016641                0.17%                118            2000*
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Oppenheimer Variable     3.600785            4.416101                22.64%                  0             2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                5.106824            3.600785               -29.49%                  0             2002
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                7.610281            5.106824               -32.90%                  0             2001
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.000000           7.610281               -23.90%                 61            2000*
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Oppenheimer Variable     5.925190            7.576537                27.87%                  0             2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                8.296362            5.925190               -28.58%                  0             2002
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                9.719952            8.296362               -14.65%                  0             2001
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.000000           9.719952                -2.80%                177            2000*
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Oppenheimer Variable     6.169578            8.616696                39.66%                  0             2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                8.114391            6.169578               -23.97%                  0             2002
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                9.448430            8.114391               -14.12%                  0             2001
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.000000           9.448430                -5.52%                  0            2000*
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Oppenheimer Variable     10.000000           14.127467               41.27%                  0            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       Oppenheimer Variable     6.227682            7.706387                23.74%                  0             2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                7.854137            6.227682               -20.71%                  0             2002
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                8.954125            7.854137               -12.28%                  0             2001
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
                                10.000000           8.954125               -10.46%                407            2000*
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------
       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------

       ------------------------ ------------------- ------------------- ------------------ ------------------ -------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.532202             8.739480                33.79%                 0             2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.141241             6.532202               -28.54%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.700655             9.141241                -5.77%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            9.700655                -2.99%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       The Universal            12.507520            15.617128               24.86%                 0             2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                11.727023            12.507520                6.66%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.908993            11.727023                7.50%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            10.908993                9.09%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       The Universal            8.067811             10.038449               24.43%                 0             2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.067811               -19.32%                 0            2002*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       The Universal            3.968059             5.493303                38.44%                 0             2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                5.902986             3.968059               -32.78%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                8.553505             5.902986               -30.99%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            8.553505               -14.46%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       The Universal            12.604542            16.925889               34.28%                 0             2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                13.010337            12.604542               -3.12%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                12.131359            13.010337                7.25%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                11.705527            12.131359                3.64%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       Van Eck Worldwide        5.109807             7.693914                50.57%                 0             2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                5.389321             5.109807                -5.19%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                5.621762             5.389321                -4.13%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            5.621762               -43.78%                36            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       Van Eck Worldwide        8.948634             12.677773               41.67%                 0             2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.431352             8.948634                -5.12%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.786422            9.431352               -12.56%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            10.786422                7.86%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       Victory Variable         7.190699             9.477423                31.80%                 0             2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.619117             7.190699               -25.25%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                9.820833             9.619117                -2.05%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            9.820833                -1.79%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       Victory Variable         9.479070             12.098134               27.63%                 0             2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.234475            9.479070                -7.38%                 0             2002
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                11.176712            10.234475               -8.43%                 0             2001
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
                                10.000000            11.176712               11.77%                 0            2000*
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------
       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------

       ------------------------ -------------------- ------------------ ------------------- ----------------- -------------


                     Optional Benefits Elected (Total 2.40%)

   (Variable account charges of 2.40% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.100087            9.199368                 13.57%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.011414           8.100087                -19.09%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.011414                 0.11%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.195968            8.789379                 22.14%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.985567            7.195968                -27.94%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.985567                 -0.14%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.595032            9.601251                 26.41%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.287848           7.595032                -26.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.287848                 2.88%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.181925            9.935862                 21.44%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.930882            8.181925                -17.61%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.930882                 -0.69%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.127526            10.238001                25.97%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.127526                -18.72%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.860521            8.375386                 22.08%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.079515           6.860521                -31.94%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.079515                 0.80%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.314735            7.972455                 26.25%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.024694            6.314735                -21.31%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.972837            8.024694                -10.57%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.972837                -10.27%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         4.537318            5.513935                 21.52%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.838454            4.537318                -22.29%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.447635            5.838454                -30.89%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.447635                -15.52%                   76            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.984272            9.702833                 21.52%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.984272                -20.16%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.908701            9.641011                 21.90%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.908701                -20.91%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         11.028599           13.881342                25.87%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.932209           11.028599               -14.72%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.745952           12.932209                10.10%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.745952                17.46%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.157199                 1.57%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.173896            10.895288                33.29%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.469141           8.173896                -21.92%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.469141                 4.69%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.817492            9.573802                 22.47%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.171988           7.817492                -23.15%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.171988                 1.72%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.960156            9.604341                 20.66%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.150023           7.960156                -21.57%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.150023                 1.50%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            6.978010            8.719221                 24.95%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.283477           6.978010                -32.14%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.283477                 2.83%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    3.339227            4.812451                 44.12%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.196462            3.339227                -35.74%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.462157            5.196462                -30.36%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.462157                -25.38%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    4.499262            5.844548                 29.90%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.755710            4.499262                -21.83%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.588692            5.755710                -24.15%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.588692                -24.51%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    8.341470            10.190182                22.16%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.113625           8.341470                -24.94%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.281857           11.113625                -1.49%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.281857                12.82%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.551312            10.154841                34.48%                    0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.551312                -24.49%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     4.610579            5.670198                 22.98%                    0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.648678            4.610579                -30.65%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.800025            6.648678                -24.45%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.800025                -12.00%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      5.868053            7.351863                 25.29%                    0            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.744438            5.868053                -24.23%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.036946            7.744438                -14.30%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.036946                 -9.63%                  197            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         7.007185            8.286969                 18.26%                    0            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.620573            7.007185                -18.72%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.740687            8.620573                -11.50%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.740687                 -2.59%                  197            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.402237            10.799675                28.53%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.644833           8.402237                -21.07%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.644833                 6.45%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.593191            11.436400                33.09%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.031243           8.593191                -14.34%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.031243                 0.31%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      12.215805           12.476492                 2.13%                    0            2003*
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.450466           12.215805                 6.68%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.862915           11.450466                 5.41%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.862915                 8.63%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             8.228682            10.458473                27.10%                    0            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.157909           8.228682                -18.99%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.967362           10.157909                -7.38%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.967362                 9.67%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      4.677524            6.062008                 29.60%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.866341            4.677524                -31.88%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.552504            6.866341                -19.72%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.552504                -14.47%                  170            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.683879            8.283036                 23.93%                    0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.609095            6.683879                  1.13%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.687098            6.609095                -14.02%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.687098                -23.13%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    4.940077            6.904847                 39.77%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.354429            4.940077                -22.26%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.271345            6.354429                -23.18%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.271345                -17.29%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.671655            10.726400                39.82%                    0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.671655                -23.28%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          6.888902            8.630103                 25.28%                    0            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.792914            6.888902                -11.60%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.112186            7.792914                -14.48%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.112186                 -8.88%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.053100                 0.53%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.328641            6.743547                 26.55%                    0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.992348            5.328641                -23.79%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.374665            6.992348                -16.51%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.374665                -16.25%                  117            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.388252            11.378628                54.01%                    0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.388252                -26.12%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.764135            12.170663                38.87%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.035336           8.764135                -20.58%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.035336                10.35%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.373056            9.254269                 25.51%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.224171           7.373056                -27.89%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.224171                 2.24%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.803882            10.096197                29.37%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.803882                -21.96%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.325875            6.832137                 28.28%                    0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.290029            5.325875                -26.94%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.503946            7.290029                -14.27%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.503946                -14.96%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.594900                35.95%                    0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    8.800981            11.566587                31.42%                    0            2003
       Cap Index Fund: Class
       I-Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.647064           8.800981                -17.34%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.054931           10.647064                -3.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.054931                10.55%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      9.313744            11.114956                19.34%                    0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.244593            9.313744                  0.75%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.089988            9.244593                  1.70%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.089988                 -9.10%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.630188            10.694877                61.31%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.013930            6.630188                -17.27%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.661369            8.013930                 -7.48%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.661369                -13.39%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.449736            12.013648                61.26%                    0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.449736                -25.50%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.720889            12.040805                38.07%                    0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.720889                -12.79%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.350153            11.146865                33.49%                    0            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.350153                -16.50%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.867011            2.828770                 51.51%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.343442            1.867011                -44.16%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.982301            3.343442                -44.11%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.982301                -40.18%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.073292            10.714010                51.47%                    0            2003
       Global Technology and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.073292                -29.27%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.848070            9.511280                 21.19%                    0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.848070                -21.52%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.518543           12.462463                -0.45%                    0            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.556910           12.518543                 8.32%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.041543           11.556910                 4.67%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.041543                10.42%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.578377            4.636063                 29.56%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.143941            3.578377                -30.44%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.335214            5.143941                -29.87%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.335214                -26.65%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.742390            6.277561                 32.37%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.402544            4.742390                -25.93%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.195793            6.402544                -30.38%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.195793                 -8.04%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.709045            10.182761                32.09%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.709045                -22.91%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.825513            10.347959                 5.32%                    0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.825513                 -1.74%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.426591            10.460793                10.97%                    0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.426591                 -5.73%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.935577            10.470005                17.17%                    0            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.935577                -10.64%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.493057            10.498029                23.61%                    0            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.493057                -15.07%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.145007            10.483124                28.71%                    0            2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.145007                -18.55%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT Mid   3.196336            4.371832                 38.78%                    0            2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.199883            3.196336                -38.53%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.646435            5.199883                -32.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.646435                -23.54%                   22            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.336347           10.151390                -1.79%                    0            2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.463756           10.336347                -1.22%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.349558           10.463756                 1.10%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.349558                 3.50%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.840823            8.513795                 24.46%                    0            2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.481026            6.840823                -19.34%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.855917            8.481026                -13.95%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.855917                 -1.44%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.031619            11.071268                22.58%                    0            2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.031619                 -9.68%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.410076            11.022073                48.74%                    0            2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.410076                -25.90%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       5.038678            6.691231                 32.80%                    0            2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.919663            5.038678                -27.18%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.733904            6.919663                -20.77%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.733904                -12.66%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       10.000000           13.465767                34.66%                    0            2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      4.374956            5.733278                 31.05%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.719609            4.374956                -34.89%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.723216            6.719609                -12.99%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.723216                -22.77%                   53            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small Cap      9.762798            14.946527                53.10%                    0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                13.733887           9.762798                -28.91%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.971289           13.733887                25.18%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.971289                 9.71%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT GVIT Small          7.359850            10.129639                37.63%                    0            2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.121780            7.359850                -19.32%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.019378           9.121780                 -8.96%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.019378                 0.19%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.843586            9.065140                 15.57%                    0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.165076            7.843586                -14.42%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.750097            9.165076                 -6.00%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.750097                 -2.50%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     11.058066           12.100413                 9.43%                    0            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.568241           11.058066                 4.63%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.394163           10.568241                 1.67%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.394163                 3.94%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.040861            5.915457                 17.35%                    0            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.143541            5.040861                -17.95%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.053910            6.143541                -23.72%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.053910                -19.46%                  151            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.269481            3.244554                 42.96%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.936867            2.269481                -42.35%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.436409            3.936867                -38.83%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.436409                -35.64%                  158            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.039813            10.109691                43.61%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.039813                -29.60%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.379992            5.751283                 31.31%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.044928            4.379992                -27.54%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.090205            6.044928                -25.28%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.090205                -19.10%                   68            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.682372            10.088564                31.32%                    0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.682372                -23.18%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.104452                21.04%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.947557            8.934708                 28.60%                    0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.678498            6.947557                -28.22%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.069841           9.678498                 -3.89%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.069841                 0.70%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.937559                 -0.62%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     4.188500            5.235657                 25.00%                    0            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.073731            4.188500                -31.04%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.260056            6.073731                -26.47%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.260056                -17.40%                  133            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.028558            9.267150                 31.85%                    0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.493735            7.028558                -25.97%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.011830           9.493735                 -5.17%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.011830                 0.12%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     3.595351            4.407179                 22.58%                    0            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.101730            3.595351                -29.53%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.606620            5.101730                -32.93%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.606620                -23.93%                   53            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     5.916245            7.561233                 27.80%                    0            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.288106            5.916245                -28.62%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.715281            8.288106                -14.69%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.715281                 -2.85%                  153            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.161154            8.600537                 39.59%                    0            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.107471            6.161154                -24.01%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.445238            8.107471                -14.16%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.445238                 -5.55%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.122638                41.23%                    0            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.218284            7.690823                 23.68%                    0            2003*
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.846313            6.218284                -20.75%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.949821            7.846313                -12.33%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.949821                -10.50%                   60            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.523295            8.723102                 33.72%                    0            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.133456            6.523295                -28.58%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.697377            9.133456                 -5.82%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.697377                 -3.03%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            12.488695           15.585652                24.80%                    0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.715373           12.488695                 6.60%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.903768           11.715373                 7.44%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.903768                 9.04%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.065042            10.029876                24.36%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.065042                -19.35%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            3.962632            5.482983                 38.37%                    0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.897937            3.962632                -32.81%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.550613            5.897937                -31.02%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.550613                -14.49%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            12.585572           16.891780                34.22%                    0            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.997412           12.585572                -3.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.125541           12.997412                 7.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.701537           12.125541                 3.62%                    0            2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        5.102097            7.678378                 50.49%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.383953            5.102097                 -5.24%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.619062            5.383953                 -4.18%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.619062                -43.81%                   68            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.935157            12.652199                41.60%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.421979            8.935157                 -5.17%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.781257           9.421979                -12.61%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.781257                 7.81%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.180864            9.459625                 31.73%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.610903            7.180864                -25.28%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.817514            9.610903                 -2.10%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.817514                 -1.82%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.466123            12.075428                27.56%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.225741           9.466123                 -7.43%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.172925           10.225741                -8.48%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.172925                11.73%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


                     Optional Benefits Elected (Total 2.45%)

   (Variable account charges of 2.45% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance   8.095428            9.189361                 13.51%                    0            2003
       Funds - AIM V.I.
       Balanced Fund: Series
       I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.010781           8.095428                -19.13%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.010781                 0.11%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.191815            8.779806                 22.08%                    0            2003
       Funds - AIM V.I. Blue
       Chip Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.984939            7.191815                -27.97%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.984939                 -0.15%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   7.590652            9.590800                 26.35%                    0            2003
       Funds - AIM V.I.
       Capital Appreciation
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.287196           7.590652                -26.21%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.287196                 2.87%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.177199            9.925048                 21.37%                    0            2003
       Funds - AIM V.I. Core
       Equity Fund: Series I
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.930253            8.177199                -17.65%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.930253                 -0.70%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   8.124730            10.229239                25.90%                    0            2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.124730                -18.75%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       AIM Variable Insurance   6.856565            8.366274                 22.02%                    0            2003
       Funds - AIM V.I.
       Premier Equity Fund:
       Series I Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.078879           6.856565                -31.97%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.078879                 0.79%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         6.305225            7.956386                 26.19%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.016711            6.305225                -21.35%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.968531            8.016711                -10.61%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.968531                -10.31%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         4.530476            5.502809                 21.46%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.832641            4.530476                -22.33%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.443572            5.832641                -30.92%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.443572                -15.56%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century         7.981528            9.694541                 21.46%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.981528                -20.18%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         7.905991            9.632782                 21.84%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Ultra Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.905991                -20.94%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         11.011986           13.853343                25.80%                    0            2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.919351           11.011986               -14.76%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.740322           12.919351                10.04%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.740322                17.40%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       American Century         10.000000           10.153708                 1.54%                    0            2003*
       Variable Portfolios
       II, Inc. - American
       Century VP Inflation
       Protection Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            8.169170            10.883418                33.23%                    0            2003
       Insurance Funds - BB&T
       Capital Appreciation
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.468480           8.169170                -21.96%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.468480                 4.68%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.812994            9.563401                 22.40%                    0            2003
       Insurance Funds -
       Capital Manager
       Aggressive Growth Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.171348           7.812994                -23.19%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.171348                 1.71%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            7.955566            9.593883                 20.59%                    0            2003
       Insurance Funds -
       Growth and Income Fund
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.149383           7.955566                -21.62%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.149383                 1.49%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       BB&T Variable            6.973996            8.709748                 24.89%                    0            2003
       Insurance Funds -
       Large Company Growth
       Fund - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.282828           6.973996                -32.18%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.282828                 2.83%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    3.334188            4.802752                 44.05%                    0            2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.191286            3.334188                -35.77%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.458568            5.191286                -30.40%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.458568                -25.41%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -    4.492471            5.832744                 29.83%                    0            2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.749970            4.492471                -21.87%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.585044            5.749970                -24.19%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.585044                -24.15%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Credit Suisse Trust -    8.328896            10.169612                22.10%                    0            2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.102575           8.328896                -24.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.276456           11.102575                -1.54%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.276456                12.76%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Investment       7.548712            10.146157                34.41%                    0            2003
       Portfolios - Small Cap
       Stock Index Portfolio:
       Service Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.548712                -24.51%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Dreyfus Socially     4.603615            5.658741                 22.92%                    0            2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.642052            4.603615                -30.69%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.795800            6.642052                -24.49%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.795800                -12.04%                  197            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Stock Index      5.859215            7.337030                 25.22%                    0            2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.736742            5.859215                -24.27%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.032608            7.736742                -14.35%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.032608                 -9.67%                  216            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         6.996621            8.270247                 18.20%                    0            2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.611999            6.996621                -18.76%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.736014            8.611999                -11.54%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.736014                 -2.64%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.397391            10.787935                28.47%                    0            2003
       Investment Fund -
       Developing Leaders
       Portfolio:  Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.644163           8.397391                -21.11%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.644163                 6.44%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Dreyfus Variable         8.588233            11.423943                33.02%                    0            2003
       Investment Fund -
       International Value
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.030610           8.588233                -14.38%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.030610                 0.31%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Federated Insurance      12.197409           12.451334                 2.08%                    0            2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.439082           12.197409                 6.63%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.857701           11.439082                 5.35%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.857701                 8.58%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP             8.216273            10.437374                27.03%                    0            2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.147800           8.216273                -19.03%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.962107           10.147800                -7.43%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.962107                 9.62%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth      4.670462            6.049763                 29.53%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.859489            4.670462                -31.91%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.548387            6.859489                -19.76%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.548387                -14.52%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP High        6.673792            8.266300                 23.86%                    0            2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.602512            6.673792                  1.08%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.683407            6.602512                -14.07%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.683407                -23.17%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    4.932622            6.890913                 39.70%                    0            2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.348100            4.932622                -22.30%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.267371            6.348100                -23.22%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.267371                -17.33%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP Overseas    7.669015            10.717238                39.75%                    0            2003
       Portfolio: Service
       Class R - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.669015                -23.31%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          6.878504            8.612665                 25.21%                    0            2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.785144            6.878504                -11.65%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.107809            7.785144                -14.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.107809                 -8.92%                  160            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP II          10.000000           10.049647                 0.50%                    0            2003*
       Investment Grade Bond
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III         5.320604            6.729925                 26.49%                    0            2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.985392            5.320604                -23.83%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.370642            6.985392                -16.55%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.370642                -16.29%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Fidelity VIP III Value   7.385709            11.368890                53.93%                    0            2003
       Strategies Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.385709                -26.14%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      8.758185            12.156178                38.80%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Capital Appreciation
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.033501           8.758185                -20.62%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.033501                10.34%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Financial Investors      7.368048            9.243249                 25.45%                    0            2003
       Variable Insurance
       Trust - First Horizon
       Growth & Income
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.222479           7.368048                -27.92%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.222479                 2.22%                    0            2001*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton       7.801203            10.087568                29.31%                    0            2003
       Variable Insurance
       Products Trust -
       Templeton Securities
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.801203                -21.99%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Comstock GVIT       5.317842            6.818353                 28.22%                    0            2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.282769            5.317842                -26.98%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.499857            7.282769                -14.32%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.499857                -15.00%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT        10.000000           13.590250                35.90%                    0            2003*
       International Value
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Dreyfus GVIT Mid    8.787699            11.543218                31.36%                    0            2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.636471           8.787699                -17.38%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.049626           10.636471                -3.74%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.049626                10.50%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Federated GVIT      9.299722            11.092544                19.28%                    0            2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.235409            9.299722                  0.70%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.085630            9.235409                  1.65%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.085630                 -9.14%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       6.622531            10.677068                61.22%                    0            2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.008785            6.622531                -17.31%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.660293            8.008785                 -7.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.660293                -13.40%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.447184            12.003396                61.18%                    0            2003
       Emerging Markets Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.447184                -25.53%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.716720            12.028882                38.00%                    0            2003
       Global Financial
       Services Fund: Class
       III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.716720                -12.83%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.346160            11.135833                33.42%                    0            2003
       Global Health Sciences
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.346160                -16.54%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       1.864849            2.824056                 51.44%                    0            2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.341300            1.864849                -44.19%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.981558            3.341300                -44.14%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.981558                -40.18%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       7.070862            10.704872                51.39%                    0            2003
       Global Technolgoy and
       Communications Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.070862                -29.29%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.844324            9.501881                 21.13%                    0            2003
       Global Utilities Fund:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.844324                -21.56%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       12.499700           12.437327                -0.50%                    0            2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.545436           12.499700                 8.27%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.036248           11.545436                 4.61%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.036248                10.36%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       3.572971            4.626703                 29.49%                    0            2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.138809            3.572971                -30.47%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.331689            5.138809                -29.91%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.331689                -26.68%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       4.736927            6.267122                 32.30%                    0            2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.398450            4.736927                -25.97%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.194656            6.398450                -30.41%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.194656                 -8.05%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       7.706402            10.174050                32.02%                    0            2003
       International Growth
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.706402                -22.94%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.820822            10.337721                 5.26%                    0            2003
       Investor Destinations
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.820822                 -1.79%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       9.422084            10.450438                10.91%                    0            2003
       Investor Destinations
       Moderately
       Conservative Fund:
       Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.422084                 -5.78%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.931301            10.459641                17.11%                    0            2003
       Investor Destinations
       Moderate Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.931301                -10.69%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Gartmore GVIT       8.489003            10.487635                23.54%                    0            2003
       Investor Destinations
       Moderately Aggressive
       Fund: Class II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.489003                -15.11%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT       8.141111            10.472747                28.64%                    0                2003
       Investor Destinations
       Aggressive Fund: Class
       II - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           8.141111                -18.59%                    0               2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT Mid   3.191501            4.362983                 36.71%                    0                2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                5.194690            3.191501                -38.56%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                7.642749            5.194690                -32.03%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           7.642749                -23.57%                  101               2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT       10.320468           10.130604                -1.84%                    0                2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.453036           10.320468                -1.27%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.344284           10.453036                 1.05%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           10.344284                 3.44%                    0                2000
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT       6.830502            8.496599                 24.39%                    0                2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                8.472584            6.830502                -19.38%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                9.851191            8.472584                -13.99%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           9.851191                 -1.49%                    0               2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT       9.027303            11.060313                22.52%               22.52%                2003
       Nationwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           9.027303                 -9.73%                    0               2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT       7.406529            11.011152                48.67%                    0                2003
       U.S. Growth Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           7.406529                -25.93%                    0               2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT       5.031076            6.677724                 32.73%                    0                2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                6.912779            5.031076                -27.22%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                8.729715            6.912779                -20.81%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           8.729715                -12.70%                    0               2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT Gartmore GVIT       10.000000           13.461164                34.61%                    0               2003*
       Worldwide Leaders
       Fund: Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT GVIT Small Cap      4.368354            5.721698                 30.98%                    0                2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                6.712914            4.368354                -34.93%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                7.719496            6.712914                -13.04%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           7.719496                -22.81%                    0               2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT GVIT Small Cap      9.748079            14.916356                53.02%                    0                2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                13.720222           9.748079                -28.95%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.966031           13.720222                25.12%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           10.966031                 9.66%                    0               2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       GVIT GVIT Small          7.348737            10.109169                37.56%                    0                2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                9.112687            7.348737                -19.36%                    0                2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.014564           9.112687                 -9.01%                    0                2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
                                10.000000           10.014564                 0.15%                    0               2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- -------------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P. Morgan GVIT    7.831749            9.046832                 15.51%                    0            2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.155957            7.831749                -14.46%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.745414            9.155957                 -6.05%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.745414                 -2.55%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       GVIT Van Kampen GVIT     11.041436           12.076034                 9.37%                    0            2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.557755           11.041436                 4.58%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.389196           10.557755                 1.62%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.389196                 3.89%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     5.033303            5.903562                 17.29%                    0            2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.137475            5.033303                -17.99%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.050109            6.137475                -23.76%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.050109                -19.50%                   42            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     2.266074            3.238028                 42.89%                    0            2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                3.932974            2.266074                -42.38%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.433369            3.932974                -38.87%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           6.433369                -35.67%                   66            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.037391            10.101053                43.53%                    0            2003
       Global Technology
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.037391                -29.63%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     4.373412            5.739703                 31.24%                    0            2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.038949            4.373412                -27.58%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.086380            6.038949                -25.32%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.086380                -19.14%                   36            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     7.679735            10.079948                31.25%                    0            2003
       International Growth
       Portfolio: Service II
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.679735                -23.20%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Janus Aspen Series -     10.000000           12.100319                21.00%                    0            2003*
       Risk-Managed Core
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     6.937086            8.916682                 28.54%                    0            2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.668868            6.937086                -28.25%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.065012           9.668868                 -3.94%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.065012                 0.65%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT     10.000000           9.934163                 -0.66%                    0            2003*
       Limited Maturity Bond
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     4.182171            5.225070                 24.94%                    0            2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                6.067668            4.182171                -31.07%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.256079            6.067668                -26.51%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.256079                -17.44%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Neuberger Berman AMT     7.017962            9.248434                 31.78%                    0            2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.484304            7.017962                -26.00%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.007041           9.484304                 -5.22%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.007041                 0.07%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     3.589929            4.398280                 22.52%                    0            2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.096645            3.589929                -29.56%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.602962            5.096645                -32.97%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           7.602962                -23.97%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     5.907310            7.545942                 27.74%                    0            2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.279841            5.907310                -28.65%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.710610            8.279841                -14.73%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.710610                 -2.89%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.152730            8.584378                 39.52%                    0            2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.100548            6.152730                -24.05%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.442049            8.100548                -14.21%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.442049                 -5.58%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     10.000000           14.117809                41.18%                    0            2003*
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Class III - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Oppenheimer Variable     6.208918            7.675315                 23.62%                    0            2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                7.838507            6.208918                -20.79%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.945526            7.838507                -12.38%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.945526                -10.54%                  156            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity       6.514362            8.706693                 33.65%                    0            2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.125641            6.514362                -28.61%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.694097            9.125641                 -5.86%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.694097                 -3.06%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            12.469872           15.554197                24.73%                    0            2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.703713           12.469872                 6.55%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.898529           11.703713                 7.39%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.898529                 8.99%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            8.062277            10.021302                24.30%                    0            2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.062277                -19.38%                    0            2002*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            3.957201            5.472662                 38.30%                    0            2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.892870            3.957201                -32.85%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                8.547706            5.892870                -31.06%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           8.547706                -14.52%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       The Universal            12.566590           16.857666                34.15%                    0            2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.984466           12.566590                -3.22%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                12.119719           12.984466                 7.14%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.697540           12.119719                 3.61%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        5.094403            7.662880                 50.42%                    0            2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.378584            5.094403                 -5.28%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                5.616355            5.378584                 -4.23%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           5.616355                -43.84%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Van Eck Worldwide        8.921690            12.626663                41.53%                    0            2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.412595            8.921690                 -5.22%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.776083           9.412595                -12.65%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           10.776083                 7.76%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         7.171052            9.441873                 31.67%                    0            2003
       Insurance Funds -
       Diversified Stock
       Fund: Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.602696            7.171052                -25.32%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                9.814187            9.602696                 -2.15%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           9.814187                 -1.86%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       Victory Variable         9.453187            12.052759                27.50%                    0            2003
       Insurance Funds -
       Small Company
       Opportunity Fund:
       Class A - Q/NQ
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.217011           9.453187                 -7.48%                    0            2002
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                11.169146           10.217011                -8.52%                    0            2001
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
                                10.000000           11.169146                11.69%                    0            2000*
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

       ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

                     Optional Benefits Elected (Total 3.95%

   (Variable account charges of 3.95% of the daily net assets of the variable account)


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        AIM Variable Insurance    10.000000           10.478179                 4.78%                   0            2003*
        Funds - AIM V.I.
        Balanced Fund: Series I
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        AIM Variable Insurance    10.000000           10.645580                 6.46%                   0            2003*
        Funds - AIM V.I. Blue
        Chip Fund: Series I
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        AIM Variable Insurance    10.000000           10.803962                 8.04%                   0            2003*
        Funds - AIM V.I.
        Capital Appreciation
        Fund: Series I Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        AIM Variable Insurance    10.000000           10.776514                 7.77%                   0            2003*
        Funds - AIM V.I. Core
        Equity Fund: Series I
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        AIM Variable Insurance
        Funds - AIM V.I.
        International Growth
        Fund: Series I Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        AIM Variable Insurance    10.000000           10.683753                 6.84%                   0            2003*
        Funds - AIM V.I.
        Premier Equity Fund:
        Series I Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century          10.000000           10.968757                 9.69%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century          10.000000           10.975555                 9.76%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        American Century          10.000000           10.975558                 9.76%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century          10.000000           10.580214                 5.80%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century          10.000000           11.049142                10.49%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century          10.000000           9.971667                 -0.28%                   0            2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        BB&T Variable Insurance   10.000000           10.569293                 5.69%                   0            2003*
        Funds - BB&T Capital
        Appreciation Fund - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        BB&T Variable Insurance   10.000000           10.859942                 8.60%                   0            2003*
        Funds - Capital Manager
        Aggressive Growth Fund
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        BB&T Variable Insurance   10.000000           11.038814                10.39%                   0            2003*
        Funds - Growth and
        Income Fund - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        BB&T Variable Insurance   10.000000           10.675429                 6.75%                   0            2003*
        Funds - Large Company
        Growth Fund - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Credit Suisse Trust -     10.000000           10.878725                 8.79%                   0            2003*
        Global Post-Venture
        Capital Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        Credit Suisse Trust -     10.000000           11.218544                12.19%                   0            2003*
        International Focus
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Credit Suisse Trust -     10.000000           10.990177                 9.90%                   0            2003*
        Large Cap Value
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Dreyfus Investment        10.000000           11.055269                10.55%                   0            2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                                  ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                                  ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
                                  ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Dreyfus Socially      10.000000           10.774891                 7.75%                   0            2003*
        Responsible Growth
        Fund, Inc.: Initial
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Dreyfus Stock Index       10.000000           10.854168                 8.54%                   0            2003*
        Fund, Inc.: Initial
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Dreyfus Variable          10.000000           10.712816                 7.13%                   0            2003*
        Investment Fund
        -Appreciation
        Portfolio: Initial
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Dreyfus Variable          10.000000           10.903029                 9.03%                   0            2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Initial
        Shares
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Dreyfus Variable          10.000000           11.152136                11.52%                   0            2003*
        Investment Fund -
        International Value
        Portfolio: Initial
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Federated Insurance       10.000000           9.908369                 -0.92%                   0            2003*
        Series - Federated
        Quality Bond Fund II:
        Primary Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP              10.000000           11.079669                10.80%                   0            2003*
        Equity-Income
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP Growth       10.000000           10.782503                 7.83%                   0            2003*
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        Fidelity VIP High         10.000000           10.427515                 4.28%                   0            2003*
        Income Portfolio:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP Overseas     10.000000           11.288602                12.89%                   0            2003*
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP Overseas     10.000000           11.289618                12.90%                   0            2003*
        Portfolio: Service
        Class R - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP II           10.000000           10.830147                 8.30%                   0            2003*
        Contrafund(R)Portfolio:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP II           10.000000           9.965907                 -0.34%                   0            2003*
        Investment Grade Bond
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP III Growth   10.000000           10.765178                 7.65%                   0            2003*
        Opportunities
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Fidelity VIP III Value    10.000000           10.999077                 9.99%                   0            2003*
        Strategies Portfolio:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Financial Investors       10.000000           10.950197                 9.50%                   0            2003*
        Variable Insurance
        Trust - First Horizon
        Capital Appreciation
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Financial Investors       10.000000           10.696096                 6.96%                   0            2003*
        Variable Insurance
        Trust - First Horizon
        Growth & Income
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Comstock GVIT        10.000000           10.899337                 8.99%                   0            2003*
        Value Fund: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        GVIT Dreyfus GVIT         10.000000           11.156827                11.57%                   0            2003*
        International Value
        Fund: Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                                  ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                                  ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                                  ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

                                  ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Dreyfus GVIT Mid     10.000000           10.951467                 9.51%                   0            2003*
        Cap Index Fund: Class I
        - Q/NQ
                                  ------------------- ------------------- ------------------- ------------------- -------------
                                  ------------------- ------------------- ------------------- ------------------- -------------

                                  ------------------- ------------------- ------------------- ------------------- -------------
                                  ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Federated GVIT       10.000000           10.406133                 4.06%                   0            2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           11.869749                18.70%                   0            2003*
        Emerging Markets Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           11.869135                18.69%                   0            2003*
        Emerging Markets Fund:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           11.111516                11.12%                   0            2003*
        Global Financial
        Services Fund: Class
        III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.594708                 5.95%                   0            2003*
        Global Health Sciences
        Fund: Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.584966                 5.85%                   0            2003*
        Global Technology and
        Communications Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.579097                 5.79%                   0            2003*
        Global Technology and
        Communications  Fund:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           11.164700                11.65%                   0            2003*
        Global Utilities Fund:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           9.843185                 -1.57%                   0            2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.670030                 6.70%                   0            2003*
        Growth Fund: Class I-
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        GVIT Gartmore GVIT        10.000000           11.314552                13.15%                   0            2003*
        International Growth
        Fund: Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           11.314566                 13.15%                  0            2003*
        International Growth
        Fund: Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.141238                 1.41%                   0            2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.348422                 3.48%                   0            2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.565405                 5.65%                   0            2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.814880                 8.15%                   0            2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.974232                 9.74%                   0            2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT Mid    10.000000           10.812654                 8.13%                   0            2003*
        Cap Growth Fund: Class
        I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           9.911733                  -0.88%                  0            2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.759298                 7.59%                   0            2003*
        Nationwide Fund: Class
        I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.579935                 5.80%                   0            2003*
        Nationwide Leaders
        Fund: Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        GVIT Gartmore GVIT U.S.   10.000000           10.870974                 8.71%                   0            2003*
        Growth Leaders Fund:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.754059                 7.54%                   0            2003*
        Worldwide Leaders Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT        10.000000           10.766604                 7.67%                   0            2003*
        Worldwide Leaders Fund:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT GVIT Small Cap       10.000000           10.585805                 5.86%                   0            2003*
        Growth Fund: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT GVIT Small Cap       10.000000           11.456256                14.56%                   0            2003*
        Value Fund: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT GVIT Small Company   10.000000           11.004229                10.04%                   0            2003*
        Fund:    Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT J.P. Morgan GVIT     10.000000           10.546051                 5.46%                   0            2003*
        Balanced Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Van Kampen GVIT      10.000000           10.182870                 1.83%                   0            2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -      10.000000           10.623009                 6.23%                   0            2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -      10.000000           10.853357                 8.53%                   0            2003*
        Global Technology
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        Janus Aspen Series -      10.000000           10.835926                 8.36%                   0            2003*
        Global Technology
        Portfolio: Service II
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -      10.000000           11.213596                12.14%                   0            2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -      10.000000           11.215445                12.15%                   0            2003*
        International Growth
        Portfolio: Service II
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -      10.000000           10.902584                 9.03%                   0            2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT      10.000000           10.981733                 9.82%                   0            2003*
        Guardian Portfolio -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT      10.000000           9.919575                 -0.80%                   0            2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT      10.000000           10.879664                 8.80%                   0            2003*
        Mid-Cap Growth
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT      10.000000           10.976528                 9.77%                   0            2003*
        Partners Portfolio -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable      10.000000           10.180272                 1.80%                   0            2003*
        Account Funds -
        Oppenheimer Aggressive
        Growth Fund/VA: Initial
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        Oppenheimer Variable      10.000000           10.816685                 8.17%                   0            2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Initial Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable      10.000000           11.356483                13.56%                   0            2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Initial Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable      10.000000           11.356483                13.56%                   0            2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Class III - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable      10.000000           10.806414                 8.06%                   0            2003*
        Account Funds -
        Oppenheimer Main
        Street(R)Fund/VA:
        Initial Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Strong Opportunity Fund   10.000000           10.837045                 8.37%                   0            2003*
        II, Inc.: Investor
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Universal             10.000000           10.504370                 5.04%                   0            2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Universal             10.000000           10.800269                 8.00%                   0            2003*
        Institutional Funds,
        Inc. - Mid Cap Growth
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Universal             10.000000           10.615667                 6.16%                   0            2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------



       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                                  Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                                  Beginning of        End of Period            Value          Units at End of
                                     Period                                                        Period
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
        Van Eck Worldwide         10.000000           11.622177                16.22%                   0            2003*
        Insurance Trust -
        Worldwide Emerging
        Markets Fund: Initial
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Van Eck Worldwide         10.000000           11.665350                16.65%                   0            2003*
        Insurance Trust -
        Worldwide Hard Assets
        Fund: Initial Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Victory Variable          10.000000           11.180941                11.81%                   0            2003*
        Insurance Funds -
        Diversified Stock Fund:
        Class A - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Victory Variable          10.000000           10.897433                 8.97%                   0            2003*
        Insurance Funds - Small
        Company Opportunity
        Fund: Class A - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------


                   No Optional Benefits Elected (Total 0.95%)

   (Variable account charges of 0.95% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.471902                  10.458494            10.42%       1,800,514       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.258785                   9.471902             2.30%       1,376,357       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.381905                  9.258785           -10.82%         837,616       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.654366                  10.208709            17.96%       1,724,796       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.540115                   8.654366            -9.28%       1,418,807       2002
                                ------------------------------------------------------------------------------------
                                10.240525                  9.540115            -6.84%       1,078,990       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.752610                 12.128095             3.19%       1,722,859       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.887834                  7.752610             7.94%       1,546,604       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.228323                 10.887834             6.45%       1,024,483       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.686505                   7.766584            16.15%       4,966,593       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.614083                   6.686505           -22.38%       4,658,236       2002
                                ------------------------------------------------------------------------------------
                                10.220980                  8.614083           -15.72%       3,384,052       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.695716                   8.161335            21.89%       5,729,311       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.589350                   6.695716           -22.05%       4,510,709       2002
                                ------------------------------------------------------------------------------------
                                10.123886                  8.589350           -15.16%       3,185,097       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.574579                 12.541413            18.60%       1,010,317       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.896533                 10.574579            -2.95%         863,210       2002
                                ------------------------------------------------------------------------------------
                                10.076613                 10.896533             8.14%         539,322       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.337656                   7.840387            23.71%         843,562       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.817619                   6.337656           -18.93%         717,737       2002
                                ------------------------------------------------------------------------------------
                                10.149762                  7.817619           -22.98%         458,817       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.455458                 11.704848             2.18%         610,821       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.969252                 11.455458             4.43%         310,845       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.140592                 10.969252             8.17%         104,229       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.321989                 10.276601            -0.44%         300,740       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.303622                 10.321989             0.18%         356,275       2002
                                ------------------------------------------------------------------------------------
                                10.042070                 10.303622             2.60%         328,055       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.373690                   8.236019            29.22%       1,721,980       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.465463                   6.373690           -24.71%       1,319,140       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.703241                   8.465463           -12.76%         824,061       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.586249                  10.202000            34.48%       1,839,227       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.793049                   7.586249           -22.53%       1,582,101       2002
                                ------------------------------------------------------------------------------------
                                10.082446                  9.793049            -2.87%       1,032,484       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.766516                  10.863749            23.92%       1,372,764       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.137650                  8.766516           -13.53%       1,004,512       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.137650             1.38%         556,685      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.00%)

   (Variable account charges of 1.00% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.461963                  10.442245            10.36%          34,294       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.253735                   9.461963             2.25%          38,197       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.381508                  9.253735           -10.86%          37,041       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.645268                  10.192830            17.90%          27,064       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.534906                   8.645268            -9.33%          32,470       2002
                                ------------------------------------------------------------------------------------
                                10.240130                  9.534906            -6.89%          34,278       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.740262                 12.109223             3.14%          31,895       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.881885                 11.740262             7.89%          39,634       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.227928                 10.881885             6.39%          35,527       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.679456                   7.754492            16.09%          73,074       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.609380                   6.679456           -22.42%          82,973       2002
                                ------------------------------------------------------------------------------------
                                10.220586                  8.609380           -15.76%         104,304       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.688673                   8.148640            21.83%          90,521       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.584654                   6.688673           -22.09%          99,653       2002
                                ------------------------------------------------------------------------------------
                                10.123498                  8.584654           -15.20%         106,296       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.563475                 12.521924            18.54%           8,843       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.890582                 10.563475            -3.00%           8,758       2002
                                ------------------------------------------------------------------------------------
                                10.076223                 10.890582             8.08%          10,354       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.330982                   7.828178            23.65%           4,127       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.813349                   6.330982           -18.97%           4,321       2002
                                ------------------------------------------------------------------------------------
                                10.149370                  7.813349           -23.02%           4,639       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.443414                 11.636646             2.13%          14,103       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.963253                 11.443414             4.38%          13,580       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.140197                 10.963253             8.12%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.311141                 10.260618            -0.49%          19,953       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.297992                 10.311141             0.13%           7,631       2002
                                ------------------------------------------------------------------------------------
                                10.041682                 10.297992             2.55%           7,631       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.366977                   8.223192            29.15%           6,107       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.460827                   6.366977           -24.75%           5,123       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.702866                   8.460827           -12.80%           6,860       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.578254                  10.186117            34.41%          11,286       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.787685                   7.578254           -22.57%           7,341       2002
                                ------------------------------------------------------------------------------------
                                10.082057                  9.787685            -2.92%           8,127       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.759128                  10.849125            23.86%               0       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.134230                  8.759128           -13.57%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.134230             1.34%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.05%)

   (Variable account charges of 1.05% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.452002                  10.425989            10.30%          24,280       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.248676                   9.452002             2.20%          19,128       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.381107                  9.248676           -10.91%          14,008       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.636168                  10.176961            17.84%          25,259       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.529691                   8.636168            -9.38%          26,978       2002
                                ------------------------------------------------------------------------------------
                                10.239734                  9.529691            -6.93%          24,598       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.727922                 12.090385             3.09%          48,123       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.875937                 11.727922             7.83%          45,831       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.227532                 10.875937             6.34%          30,641       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.672429                   7.742423            16.04%          84,489       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.604664                   6.672429           -22.46%          98,467       2002
                                ------------------------------------------------------------------------------------
                                10.220192                  8.604664           -15.81%          82,696       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.681627                   8.135951            21.77%         110,611       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.579957                   6.681627           -22.13%         113,961       2002
                                ------------------------------------------------------------------------------------
                                10.123104                  8.579957           -15.24%          95,431       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.552366                 12.502442            18.48%          29,980       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.884629                 10.552366            -3.05%          33,369       2002
                                ------------------------------------------------------------------------------------
                                10.075834                 10.884629             8.03%          29,449       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.324320                   7.816002            23.59%          16,707       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.809063                   6.324320           -19.01%          18,295       2002
                                ------------------------------------------------------------------------------------
                                10.148980                  7.809063           -23.06%          11,637       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.431381                 11.668463             2.07%          16,873       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.957260                 11.431381             4.33%           3,944       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.139807                 10.957260             8.06%           1,586       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.300303                 10.244654            -0.54%          13,151       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.292366                 10.300303             0.08%           9,135       2002
                                ------------------------------------------------------------------------------------
                                10.041294                 10.292366             2.50%           7,471       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.360281                   8.210389            29.09%          32,033       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.456200                   6.360281           -24.79%          30,655       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.702490                   8.456200           -12.85%          28,505       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.570268                  10.170256            34.34%          28,865       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.782324                   7.570268           -22.61%          33,059       2002
                                ------------------------------------------------------------------------------------
                                10.081665                  9.782324            -2.97%          23,399       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.751747                  10.834517            23.80%          13,081       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.130815                  8.751747           -13.61%           8,542       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.130815             1.31%           3,093      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.10%)

   (Variable account charges of 1.10% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.442063                  10.409769            10.25%       1,862,006       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.243622                   9.442063             2.15%       1,257,090       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.380708                  9.243622           -10.95%         609,313       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.627087                  10.161123            17.78%       1,248,173       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.524483                   8.627087            -9.42%         874,737       2002
                                ------------------------------------------------------------------------------------
                                10.239342                  9.524483            -6.98%         531,999       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.715601                 12.071581             3.04%       1,348,283       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.870004                 11.715601             7.78%       1,181,231       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.227138                 10.870004             6.29%         538,244       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.665399                   7.730355            15.98%       5,165,357       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.599948                   6.665399           -22.49%       4,157,275       2002
                                ------------------------------------------------------------------------------------
                                10.219800                  8.599948           -15.85%       2,694,842       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.674589                   8.123281            21.70%       5,823,015       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.575259                   6.674589           -22.16%       4,090,593       2002
                                ------------------------------------------------------------------------------------
                                10.122717                  8.575259           -15.29%       2,546,678       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.541269                 12.482991            18.42%       1,146,324       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.878681                 10.541269            -3.10%         850,885       2002
                                ------------------------------------------------------------------------------------
                                10.075445                 10.878681             7.97%         489,983       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.317666                   7.803840            23.52%       1,048,190       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.804795                  6.3176666           -19.05%         677,134       2002
                                ------------------------------------------------------------------------------------
                                10.148588                  7.804795           -23.09%         376,227       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.419372                 11.650317             2.02%         619,462       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.951278                 11.419372             4.27%         283,872       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.139415                 10.951278             8.01%          35,488       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.289468                 10.228708            -0.59%         343,105       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.286739                 11.289468             0.03%         466,633       2002
                                ------------------------------------------------------------------------------------
                                10.040906                 10.286739             2.45%         170,323       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.353579                   8.197612            29.02%       1,824,272       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.451569                   6.353579           -24.82%       1,236,136       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.702115                   8.451569           -12.89%         687,831       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.562291                  10.154419            34.28%       2,010,936       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.776967                   7.562291           -22.65%       1,480,678       2002
                                ------------------------------------------------------------------------------------
                                10.081277                  9.776967            -3.02%         742,180       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.744370                  10.819919            23.74%       1,863,263       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.127390                  8.744370           -13.66%       1,224,566       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.127390             1.27%         634,971      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.15%)

   (Variable account charges of 1.15% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.432127                  10.393551            10.19%         871,021       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.238561                   9.432127             2.10%         431,826       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.380307                  9.238561           -11.00%         114,662       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.618002                  10.145300            17.72%         667,040       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.519267                   8.618002            -9.47%         377,737       2002
                                ------------------------------------------------------------------------------------
                                10.238945                  9.519267            -7.03%         137,993       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.703272                 12.052775             2.99%         553,787       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.864056                 11.703272             7.72%         328,071       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.226743                 10.864056             6.23%         130,184       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.658379                   7.718299            15.92%       1,763,006       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.595243                   6.658379           -22.53%       1,020,498       2002
                                ------------------------------------------------------------------------------------
                                10.219404                  8.595243           -15.89%         387,391       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.667554                   8.110613            21.64%       2,177,922       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.570560                   6.667554           -22.20%       1,070,286       2002
                                ------------------------------------------------------------------------------------
                                10.122324                  8.570560           -15.33%         382,630       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.530181                 12.463553            18.36%         467,132       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.872733                 10.530181            -3.15%         260,744       2002
                                ------------------------------------------------------------------------------------
                                10.075055                 10.872733             7.92%          62,100       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.311001                   7.791669            23.46%         364,813       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.800511                   6.311001           -19.10%         215,373       2002
                                ------------------------------------------------------------------------------------
                                10.148197                  7.800511           -23.13%          52,081       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.407368                 11.632178             1.97%         313,909       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.945290                 11.407368             4.22%         110,405       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.139024                 10.945290             7.95%          14,600       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.278641                 10.212781            -0.64%         169,039       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.281111                 10.278641            -0.02%         209,335       2002
                                ------------------------------------------------------------------------------------
                                10.040517                 10.281111             2.40%         155,963       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.346896                   8.184852            28.96%         631,914       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.446945                   6.346896           -24.86%         325,264       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.701740                   8.446945           -12.93%         100,746       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.554308                  10.138579            34.21%         813,462       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.771600                   7.554308           -22.69%         418,064       2002
                                ------------------------------------------------------------------------------------
                                10.080888                  9.771600            -3.07%         122,904       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.736990                  10.805331            23.67%         687,105       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.123964                  8.736990           -13.70%         361,167       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.123964             1.24%         113,983      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.422201                  10.377361            10.14%          62,965       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.233503                   9.422201             2.04%          35,253       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.379906                  9.233503           -11.04%          17,538       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.608933                  10.129507            17.66%          29,717       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.514063                   8.608933            -9.51%          21,980       2002
                                ------------------------------------------------------------------------------------
                                10.238551                  9.514063            -7.08%          13,137       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.690957                 12.034015             2.93%          42,311       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.858121                 11.690957             7.67%          28,738       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.226347                 10.858121             6.18%          10,886       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.651356                   7.706275            15.86%         113,306       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.590536                   6.651356           -22.57%          88,619       2002
                                ------------------------------------------------------------------------------------
                                10.219013                  8.590536           -15.94%          56,579       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.660519                   8.097972            21.58%         151,846       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.565867                   6.660519           -22.24%          95,998       2002
                                ------------------------------------------------------------------------------------
                                10.121935                  8.565867           -15.37%          57,268       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.519093                 12.444145            18.30%          25,765       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.866781                 10.519093            -3.20%          10,760       2002
                                ------------------------------------------------------------------------------------
                                10.074666                 10.866781             7.86%           3,997       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.304344                   7.779518            23.40%          34,547       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.796236                   6.304344           -19.14%          17,446       2002
                                ------------------------------------------------------------------------------------
                                10.147803                  7.796236           -23.17%          12,312       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.395358                 11.614060             1.92%          10,123       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.939304                 11.395358             4.17%           2,781       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.138630                 10.939304             7.90%           1,080       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.267819                 10.196865            -0.69%          12,136       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.275484                 10.267819            -0.07%          42,296       2002
                                ------------------------------------------------------------------------------------
                                10.040129                 10.275484             2.34%          11,926       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.340194                   8.172078            28.89%          57,177       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.442316                   6.340194           -24.90%          38,532       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.701363                   8.442316           -12.98%          22,984       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.546353                  10.122782            34.14%          60,843       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.766240                   7.546353           -22.73%          41,147       2002
                                ------------------------------------------------------------------------------------
                                10.080492                  9.766240            -3.12%          21,103       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.729604                  10.790735            23.61%          38,522       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.120543                  8.729604           -13.74%          23,809       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.120543             1.21%          10,163      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.412290                  10.361219            10.08%         122,847       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.228454                   9.412290             1.99%          54,481       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.379504                  9.228454           -11.09%          19,976       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.599845                  10.113679            17.60%         117,047       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.508841                   8.599845            -9.56%          79,913       2002
                                ------------------------------------------------------------------------------------
                                10.238155                  9.508841            -7.12%          28,779       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.678654                 12.015258             2.88%         128,233       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.852177                 11.678654             7.62%         123,565       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.225952                 10.852177             6.12%          58,871       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.644342                   7.694257            15.80%         351,393       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.585833                   6.644342           -22.61%         304,731       2002
                                ------------------------------------------------------------------------------------
                                10.218619                  8.585833           -15.98%         195,893       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.653494                   8.085336            21.52%         452,208       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.561160                   6.653494           -22.28%         293,202       2002
                                ------------------------------------------------------------------------------------
                                10.121544                  8.561160           -15.42%         158,765       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.508012                 12.424751            18.24%         115,892       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.860827                 10.508012            -3.25%          80,431       2002
                                ------------------------------------------------------------------------------------
                                10.074275                 10.860827             7.81%          39,951       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.297690                   7.767374            23.34%          81,431       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.791956                   6.297690           -19.18%          61,824       2002
                                ------------------------------------------------------------------------------------
                                10.147410                  7.791956           -23.21%          51,987       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.383358                 11.595964             1.87%          58,221       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.933321                 11.383358             4.12%          16,222       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.138239                 10.933321             7.84%           1,004       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.257003                 10.180970            -0.74%          36,734       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.269857                 10.257003            -0.13%          44,932       2002
                                ------------------------------------------------------------------------------------
                                10.039740                 10.269857             2.29%          23,328       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.333495                   8.159305            28.83%          60,680       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.437671                   6.333495           -24.94%          49,721       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.700987                   8.437671           -13.02%          21,647       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.538379                  10.106971            34.07%         120,896       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.760884                   7.538379           -22.77%         117,670       2002
                                ------------------------------------------------------------------------------------
                                10.080103                  9.760884            -3.17%          74,899       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.722234                  10.776187            23.55%         116,085       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.117119                  8.722234           -13.79%          78,312       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.117119             1.17%          53,282      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.402360                  10.345032            10.03%          19,253       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.223403                   9.402360             1.94%           6,622       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.379106                  9.223403           -11.13%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.590781                  10.097924            17.54%          13,426       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.503627                   8.590781            -9.61%           5,684       2002
                                ------------------------------------------------------------------------------------
                                10.237759                  9.503627            -7.17%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.666352                 11.996522             2.83%          20,486       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.846230                 11.666352             7.56%          14,405       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.225557                 10.846230             6.07%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.637318                   7.682232            15.74%          33,102       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.581115                   6.637318           -22.65%           3,358       2002
                                ------------------------------------------------------------------------------------
                                10.218225                  8.581115           -16.02%              38       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.646466                   8.072716            21.46%          49,634       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.556462                   6.646466           -22.32%           5,332       2002
                                ------------------------------------------------------------------------------------
                                10.121153                  8.556462           -15.46%              39       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.496947                 12.405382            18.18%          11,181       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.854883                 10.496950            -3.30%           5,469       2002
                                ------------------------------------------------------------------------------------
                                10.073886                 10.854883             7.75%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.291055                   7.755258            23.27%           3,635       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.787689                   6.291055           -19.22%           3,633       2002
                                ------------------------------------------------------------------------------------
                                10.147018                  7.787689           -23.25%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.371370                 11.577886             1.82%          20,009       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.927333                 11.371370             4.06%          13,068       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.137846                 10.927333             7.79%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.246194                 10.165093            -0.79%           3,495       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.264231                 10.246194            -0.18%           3,495       2002
                                ------------------------------------------------------------------------------------
                                10.039351                 10.264231             2.24%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.326811                   8.146577            28.76%           4,370       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.433042                   6.326811           -24.98%             385       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.700610                   8.433042           -13.07%              17       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.530437                  10.091222            34.01%           5,899       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.755535                   7.530437           -22.81%           2,498       2002
                                ------------------------------------------------------------------------------------
                                10.079712                  9.755535            -3.22%              15       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.714853                  10.761614            23.49%          22,811       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.113681                  8.714853           -13.83%           4,867       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.113681             1.14%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.392441                  10.328889             9.97%          66,361       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.218335                   9.392441             1.89%          46,390       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.378704                  9.218335           -11.18%         586,431       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.581727                  10.082166            17.48%          30,310       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.498424                   8.581727            -9.65%          19,589       2002
                                ------------------------------------------------------------------------------------
                                10.237361                  9.498424            -7.22%         510,012       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.654058                 11.977814             2.78%          34,253       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.840295                 11.654058             7.51%          31,661       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.225161                 10.840295             6.02%         419,652       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.630316                   7.670241            15.68%         133,798       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.576410                   6.630316           -22.69%          78,960       2002
                                ------------------------------------------------------------------------------------
                                10.217829                  8.576410           -16.06%       2,574,783       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.639456                   8.060111            21.40%         139,959       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.551777                   6.639456           -22.36%          93,704       2002
                                ------------------------------------------------------------------------------------
                                10.120762                  8.551777           -15.50%       1,902,785       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.485875                 12.386029            18.12%          17,438       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.848937                 10.485875            -3.35%          13,498       2002
                                ------------------------------------------------------------------------------------
                                10.073496                 10.848937             7.70%         310,623       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.284412                   7.743155            23.21%          23,101       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.783412                   6.284412           -19.26%          22,621       2002
                                ------------------------------------------------------------------------------------
                                10.146627                  7.783412           -23.29%         237,495       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.359362                 11.559798             1.76%          12,643       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.921334                 11.359362             4.01%           7,708       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.137451                 10.921334             7.73%         113,641       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.235391                 10.149231            -0.84%           8,149
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.285607                 10.235391            -0.23%           7,786       2002
                                ------------------------------------------------------------------------------------
                                10.038962                 10.258607             2.19%         315,039       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.320134                   8.133866            28.70%          46,902       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.428424                   6.320134           -25.01%          21,332       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.700236                   8.428424           -13.11%         511,424       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.522476                  10.075450            33.94%          62,602       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.750175                   7.522476           -22.85%          45,209       2002
                                ------------------------------------------------------------------------------------
                                10.079320                  9.750175            -3.27%         588,001       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.707493                  10.747082            23.42%          50,815       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.110263                  8.707493           -13.87%          39,260       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.110263             1.10%         275,388      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.382539                  10.312774             9.91%         576,271       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.213277                   9.382539             1.84%         273,651       2002
                                ------------------------------------------------------------------------------------
                                10.378305                  9.213277           -11.23%         394,885       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.378305             3.78%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.572656                  10.066413            17.42%         355,379       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.493209                   8.572656            -9.70%         197,385       2002
                                ------------------------------------------------------------------------------------
                                10.236967                  9.493209            -7.27%         259,790       2001
                                ------------------------------------------------------------------------------------
                                10.000000                 10.236967             2.37%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.641762                 11.959114             2.73%         318,870       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.834346                 11.641762             7.45%         262,986       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.224762                 10.834346             2.96%         393,182       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.224762             2.25%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.623314                   7.658251            15.63%       1,135,390       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.571702                   6.623314           -22.73%         743,764       2002
                                ------------------------------------------------------------------------------------
                                10.217435                  8.571702           -16.11%       1,782,065       2001
                                ------------------------------------------------------------------------------------
                                10.000000                 10.217435             2.17%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.632425                   8.047508            21.34%       1,511,819       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.547071                   6.632425           -22.40%         743,036       2002
                                ------------------------------------------------------------------------------------
                                10.120370                  8.547071           -15.55%       2,309,196       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.120370             1.20%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.474808                 12.366698            18.06%         268,397       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.842987                 10.474808            -3.40%         144,918       2002
                                ------------------------------------------------------------------------------------
                                10.073104                 10.842987             7.64%         178,958       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.073104             0.73%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.277773                   7.731058            23.15%         315,704       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.779138                   6.277773           -19.30%         173,284       2002
                                ------------------------------------------------------------------------------------
                                10.146233                  7.779138           -23.33%         470,824       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.146233             1.46%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.347406                 11.541777             1.71%         175,402       2003
Limited-Term Bond Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.915358                 11.347406             3.96%          61,473       2002
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.137060                 10.915358             7.68%          30,939       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.137060             1.37%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.224593                 10.133385            -0.89%          97,215       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.252980                 10.224593            -0.28%         109,529       2002
                                ------------------------------------------------------------------------------------
                                10.038572                 10.252980             2.14%         243,294       2001
                                ------------------------------------------------------------------------------------
                                10.000000                 10.038572             0.39%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.313444                   8.121139            28.63%         536,626       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.423783                   6.313444           -25.05%         247,897       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.699859                   8.423783           -13.16%         519,628       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  9.699859            -3.00%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.514524                  10.059709            33.87%         559,412       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.744819                   7.514524           -22.89%         328,294       2002
                                ------------------------------------------------------------------------------------
                                10.078933                  9.744819            -3.31%         650,315       2001
                                ------------------------------------------------------------------------------------
                                10.000000                 10.078933             0.79%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.700123                  10.732552            23.36%         489,251       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.106838                  8.700123           -13.92%         216,118       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.106838             1.07%         183,258      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)



--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.372630                  10.296657             9.86%         154,427       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.208222                   9.372630             1.79%          74,008       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.377903                  9.208222           -11.27%          73,171       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.563602                  10.050697            17.37%          62,285       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.487997                   8.563602            -9.74%          21,655       2002
                                ------------------------------------------------------------------------------------
                                10.236570                  9.487997            -7.31%          68,230       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.629479                 11.940445             2.67%          37,575       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.828402                 11.629479             7.40%          21,548       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.224366                 10.828402             5.91%          32,508       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.616314                   7.646288            15.57%         248,031       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.566990                   6.616314           -22.77%         102,848       2002
                                ------------------------------------------------------------------------------------
                                10.217039                  8.566990           -16.15%         225,573       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.625416                   8.034930            21.27%         414,989       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.542373                   6.625416           -22.44%         142,115       2002
                                ------------------------------------------------------------------------------------
                                10.119978                  8.542373           -15.59%         248,828       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.463756                 12.347382            18.00%          40,293       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.837039                 10.463756            -3.44%          29,934       2002
                                ------------------------------------------------------------------------------------
                                10.072713                 10.837039             7.59%          32,297       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.271125                   7.718954            23.09%          66,115       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.774856                   6.271125           -19.34%          37,839       2002
                                ------------------------------------------------------------------------------------
                                10.145837                  7.774856           -23.37%          27,142       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.335411                 11.523730             1.66%          79,314       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.909363                 11.335411             3.91%          31,415       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.136668                 10.909363             7.62%          15,053       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.213802                 10.117557            -0.94%          63,801       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.247355                 10.213802            -0.33%          75,905       2002
                                ------------------------------------------------------------------------------------
                                10.038183                 10.247355             2.08%          51,072       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.306771                   8.108459            28.57%          41,078       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.419157                   6.306771           -25.09%          31,691       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.699482                   8.419157           -13.20%          27,027       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.506576                  10.043977            33.80%          73,986       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.739457                   7.506576           -22.93%          74,168       2002
                                ------------------------------------------------------------------------------------
                                10.078539                  9.739457            -3.36%          60,970       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.692748                  10.718013            23.30%         170,646       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.103405                  8.692748           -13.96%         118,089       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.103405             1.03%          70,929      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.362748                  10.280579             9.80%          81,382       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.203179                   9.362748             1.73%          38,015       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.377501                  9.203179           -11.32%         324,401       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.554572                  10.035002            17.31%          32,592       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.482793                   8.554572            -9.79%          21,474       2002
                                ------------------------------------------------------------------------------------
                                10.236174                  9.482793            -7.36%         299,019       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.617196                 11.921763             2.62%          76,609       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.822462                 11.617196             7.34%          85,632       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.223971                 10.822462             5.85%         251,040       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.609314                   7.634327            15.51%         133,486       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.562283                   6.609314           -22.81%         115,557       2002
                                ------------------------------------------------------------------------------------
                                10.216643                  8.562283           -16.19%       1,654,639       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.618408                   8.022368            21.21%         166,073       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.537676                   6.618408           -22.48%         147,763       2002
                                ------------------------------------------------------------------------------------
                                10.119589                  8.537676           -15.63%       1,755,955       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.452697                 12.328074            17.94%          18,506       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.831082                 10.452697            -3.49%          18,873       2002
                                ------------------------------------------------------------------------------------
                                10.072322                 10.831082             7.53%         161,932       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.264502                   7.706898            23.02%          27,205       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.770582                   6.264502           -19.38%          24,991       2002
                                ------------------------------------------------------------------------------------
                                10.145446                  7.770582           -23.41%         236,747       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.323446                 11.505726             1.61%          31,910       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.903376                 11.323446             3.85%          22,347       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.136272                 10.903376             7.57%          10,756       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.203015                 10.101743            -0.99%           5,882       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.241731                 10.203015            -0.38%           5,677       2002
                                ------------------------------------------------------------------------------------
                                10.037793                 10.241731             2.03%         265,566       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.300111                   8.095779            28.50%          54,382       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.414529                   6.300111           -25.13%          27,948       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.699104                   8.414529           -13.24%         456,280       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.498648                  10.028290            33.73%          63,239       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.734109                   7.498648           -22.97%          66,986       2002
                                ------------------------------------------------------------------------------------
                                10.078146                  9.734109            -3.41%         573,395       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.685384                  10.703514            23.24%          55,848       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.099976                  8.685384           -14.01%          38,959       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.099976             1.00%         258,648      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.352833                  10.264485             9.75%         409,983       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.198114                   9.352833             1.68%         168,658       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.377101                  9.198114           -11.36%          58,720       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.545521                  10.019302            17.25%          83,783       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.477581                   8.545521            -9.83%          27,505       2002
                                ------------------------------------------------------------------------------------
                                10.235775                  9.477581            -7.41%          87,580       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.604934                 11.903141             2.57%         113,401       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.816517                 11.604934             7.29%          68,253       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.223571                 10.816517             5.80%          42,987       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.602317                   7.622379            15.45%         563,647       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.557576                   6.602317           -22.85%         297,441       2002
                                ------------------------------------------------------------------------------------
                                10.216249                  8.557576           -16.24%         327,002       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.611407                   8.009816            21.15%         762,017       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.532982                   6.611407           -22.52%         359,989       2002
                                ------------------------------------------------------------------------------------
                                10.119196                  8.532982           -15.68%         271,287       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.441672                 12.308833            17.88%         104,500       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.825141                 10.441672            -3.54%          39,027       2002
                                ------------------------------------------------------------------------------------
                                10.071931                 10.825141             7.48%          51,058       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.257871                   7.694835            22.96%          72,050       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.766304                   6.257871           -19.42%          42,700       2002
                                ------------------------------------------------------------------------------------
                                10.145052                  7.766304           -23.45%          45,754       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.311485                 11.487743             1.56%          51,538       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.897387                 11.311485             3.80%          25,691       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.135881                 10.897387             7.51%          14,069       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.192234                 10.085948            -1.04%          40,083       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.236105                 10.192234            -0.43%          12,701       2002
                                ------------------------------------------------------------------------------------
                                10.037403                 10.236105             1.98%         150,799       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.293443                   8.083109            28.44%         296,226       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.409895                   6.293443           -25.17%         137,679       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.698729                   8.409895           -13.29%          89,037       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.490696                  10.012579            33.67%         182,410       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.728740                   7.490696           -23.00%          99,246       2002
                                ------------------------------------------------------------------------------------
                                10.077754                  9.728740            -3.46%          75,869       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.678037                  10.689043            23.17%         221,816       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.096554                  8.678037           -14.05%         120,417       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.096554             0.97%          24,483      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.342962                  10.248442             9.69%         261,209       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.193065                   9.342962             1.63%          86,123       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.376699                  9.193065           -11.41%             964       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.536467                  10.003605            17.19%         141,797       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.472364                   8.536467            -9.88%          75,389       2002
                                ------------------------------------------------------------------------------------
                                10.235381                  9.472364            -7.45%           3,183       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.592659                 11.884520             2.52%         143,656       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.810574                 11.592659             7.23%         105,584       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.223176                 10.810574             5.75%           6,819       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.595336                   7.610450            15.39%         683,930       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.552871                   6.595336           -22.89%         491,132       2002
                                ------------------------------------------------------------------------------------
                                10.215853                  8.552871           -16.28%         202,082       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.604414                   7.997295            21.09%         988,375       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.528287                   6.604414           -22.56%         472,332       2002
                                ------------------------------------------------------------------------------------
                                10.118802                  8.528287           -15.72%         182,002       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.430630                 12.289581            17.82%          87,114       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.819198                 10.430630            -3.59%          72,679       2002
                                ------------------------------------------------------------------------------------
                                10.071541                 10.819198             7.42%          11,636       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.251248                   7.682777            22.90%         356,391       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.762028                   6.251248           -19.46%         266,552       2002
                                ------------------------------------------------------------------------------------
                                10.144657                  7.762028           -23.49%         107,276       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.299556                 11.469798             1.51%         164,743       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.891410                 11.299556             3.75%          53,015       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.135487                 10.891410             7.46%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.181460                 10.070167            -1.09%          94,602       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.230478                 10.181460            -0.48%          37,650       2002
                                ------------------------------------------------------------------------------------
                                10.037013                 10.230478             1.93%          35,333       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.286765                   8.070439            28.37%         418,200       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.405267                   6.286765           -25.20%         272,265       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.698352                   8.405267           -13.33%         111,749       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.482762                   9.996902            33.60%         462,270       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.723384                   7.482762           -23.04%         428,392       2002
                                ------------------------------------------------------------------------------------
                                10.077364                  9.723384            -3.51%         178,448       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.670678                  10.674555            23.11%         388,849       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.093129                  8.670678           -14.09%         197,728       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.093129             0.93%          50,589      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.333060                  10.232375             9.64%          29,042       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.188001                   9.333060             1.58%          16,100       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.376296                  9.188001           -11.45%           9,291       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.527445                   9.987963            17.13%          26,917       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.467156                   8.527445            -9.93%           4,406       2002
                                ------------------------------------------------------------------------------------
                                10.234981                  9.467156            -7.50%           4,106       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.580409                 11.865931             2.47%          23,021       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.804637                 11.580409             7.18%          11,940       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.222778                 10.804637             5.69%           9,465       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.588340                   7.598516            15.33%         171,391       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.548156                   6.588340           -22.93%          28,398       2002
                                ------------------------------------------------------------------------------------
                                10.215459                  8.548156           -16.32%          21,937       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.597419                   7.984761            21.03%         217,977       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.523596                   6.597416           -22.60%          40,779       2002
                                ------------------------------------------------------------------------------------
                                10.118412                  8.523596           -15.76%          21,575       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.419593                 12.270338            17.76%           9,523       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.813239                 10.419593            -3.64%           6,367       2002
                                ------------------------------------------------------------------------------------
                                10.071148                 10.813239             7.37%           1,483       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.244630                   7.670770            22.84%          15,812       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.757760                    6.24463           -19.50%           7,865       2002
                                ------------------------------------------------------------------------------------
                                10.144267                  7.757760           -23.53%           6,956       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.287606                 11.451831             1.45%          10,936       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.885429                 11.287606             3.69%           6,504       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.135094                 10.885429             7.40%           6,370       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.170692                 10.054405            -1.14%           3,105       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.224856                 10.170692            -0.53%           1,200       2002
                                ------------------------------------------------------------------------------------
                                10.036623                 10.224856             1.88%           6,064       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.280120                   8.057817            28.31%          26,717       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.400646                   6.280120           -25.24%           8,758       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.697972                   8.400646           -13.38%          10,052       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.474828                   9.981231            33.53%          29,100       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.718031                   7.474828           -23.08%          14,987       2002
                                ------------------------------------------------------------------------------------
                                10.076969                  9.718031            -3.56%          12,012       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.663319                  10.660084            23.05%          40,145       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.089696                  8.663319           -14.14%          11,119       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.089696             0.90%           3,701      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.323181                  10.216357             9.58%           7,919       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.182946                   9.323181             1.53%           5,329       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.375893                  9.182946           -11.50%           4,825       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.518415                   9.972315            17.07%              73       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.461947                   8.518415            -9.97%               0       2002
                                ------------------------------------------------------------------------------------
                                10.234586                  9.461947            -7.55%           2,695       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.568155                 11.847341             2.41%          19,907       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.798693                 11.568155             7.13%          20,922       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.222381                 10.798693             5.64%           2,555       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.581369                   7.586615            15.27%          15,695       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.543459                   6.581369           -22.97%          10,672       2002
                                ------------------------------------------------------------------------------------
                                10.215063                  8.543459           -16.36%          31,978       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.590424                   7.972240            20.97%          27,189       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.518902                   6.590424           -22.64%          16,650       2002
                                ------------------------------------------------------------------------------------
                                10.118020                  8.518902           -15.80%          20,919       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.408568                 12.251129            17.70%             306       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.807291                 10.408568            -3.69%             518       2002
                                ------------------------------------------------------------------------------------
                                10.070760                 10.807291             7.31%             825       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.238005                   7.658736            22.78%           6,823       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.753477                   6.238005           -19.55%           2,733       2002
                                ------------------------------------------------------------------------------------
                                10.143870                  7.753477           -23.56%          10,172       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.275663                 11.433913             1.40%           4,627       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.879451                 11.275663             3.64%           3,472       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.134702                 10.879451             7.35%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.159933                 10.038665            -1.19%           1,558       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.219232                 10.159933            -0.58%          14,738       2002
                                ------------------------------------------------------------------------------------
                                10.036232                 10.219232             1.82%             718       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.273457                   8.045180            28.24%           8,179       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.396010                   6.273457           -25.28%           4,272       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.697594                   8.396010           -13.42%           8,704       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.466909                   9.965598            33.46%           9,103       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.712673                   7.466909           -23.12%           7,025       2002
                                ------------------------------------------------------------------------------------
                                10.076578                  9.712673            -3.61%          16,130       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.655972                  10.645628            22.99%           4,779       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.086266                  8.655972           -14.18%           1,272       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.086266             0.86%           3,196      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.313310                  10.200337             9.52%           2,178       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.177891                   9.313310             1.48%           2,088       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.375491                  9.177891           -11.54%           4,238       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.509395                   9.956696            17.01%           4,185       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.456739                   8.509395           -10.02%           4,093       2002
                                ------------------------------------------------------------------------------------
                                10.234189                  9.546739            -7.60%           5,520       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.555910                 11.828774             2.36%             331       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.792757                 11.555910             7.07%             448       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.221984                 10.792757             5.58%           3,913       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.574382                   7.574721            15.22%           9,101       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.538740                   6.574382           -23.01%           5,997       2002
                                ------------------------------------------------------------------------------------
                                10.214664                  8.538740           -16.41%          11,319       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.583431                   7.959739            20.91%          25,232       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.514201                   6.583431           -22.68%          17,998       2002
                                ------------------------------------------------------------------------------------
                                10.117627                  8.514201           -15.85%          16,263       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.397530                 12.231922            17.64%             179       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.801340                 10.397530            -3.74%             268       2002
                                ------------------------------------------------------------------------------------
                                10.070364                 10.801340             7.26%           1,219       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.231384                   7.646706            22.71%             568       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.749199                   6.231384           -19.59%             469       2002
                                ------------------------------------------------------------------------------------
                                10.143475                  7.749199           -23.60%             558       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.263738                 11.416001             1.35%             210       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.873469                 11.263738             3.59%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.134308                 10.873469             7.29%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.149172                 10.022932            -1.24%           1,038       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.213606                 10.149172            -0.63%             838       2002
                                ------------------------------------------------------------------------------------
                                10.035842                 10.213606             1.77%           1,584       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.266813                   8.032584            28.18%           4,082       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.391394                   6.266813           -25.32%           3,967       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.697219                   8.391394           -13.47%           4,484       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.458986                   9.949969            33.40%           1,802       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.707317                   7.458986           -23.16%           2,368       2002
                                ------------------------------------------------------------------------------------
                                10.076184                  9.707317            -3.66%           3,578       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.648608                  10.631170            22.92%           5,635       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.082827                  8.648608           -14.22%           2,986       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.082827             0.83%           8,019      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.80%)

     (Variable account charges of 1.80% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.303459                  10.184374             9.47%           7,171       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.172845                   9.303459             1.42%             825       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.375088                  9.172845           -11.59%          65,148       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.500373                   9.941075            16.95%           1,861       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.451524                   8.500373           -10.06%           1,383       2002
                                ------------------------------------------------------------------------------------
                                10.233790                  9.451524            -7.64%          43,958       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.543683                 11.810247             2.31%           7,075       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.786820                 11.543683             7.02%           2,195       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.221589                 10.786820             5.53%          60,883       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.567410                   7.562827            15.16%          17,910       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.534039                   6.567410           -23.04%          11,637       2002
                                ------------------------------------------------------------------------------------
                                10.214270                  8.534039           -16.45%         156,691       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.576449                   7.947249            20.84%          17,113       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.509507                   6.576449           -22.72%           6,749       2002
                                ------------------------------------------------------------------------------------
                                10.117234                  8.509507           -15.89%         105,717       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.386539                 12.212773            17.58%           5,903       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.795404                 10.386539            -3.79%             629       2002
                                ------------------------------------------------------------------------------------
                                10.069972                 10.795404             7.20%          17,649       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.224770                   7.634714            22.65%           4,984       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.744924                   6.224770           -19.63%           1,412       2002
                                ------------------------------------------------------------------------------------
                                10.143081                  7.744924           -23.64%          15,449       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.251798                 11.398104             1.30%           3,124       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.867472                 11.251798             3.54%             871       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.133910                 10.867472             7.24%           7,564       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.138425                 10.007222            -1.29%             766       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.207985                 10.138425            -0.68%           7,285       2002
                                ------------------------------------------------------------------------------------
                                10.035451                 10.207985             1.72%          20,861       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.260157                   8.019969            28.11%           9,641       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.386760                   6.260157           -25.36%           3,648       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.696839                   8.386760           -13.51%          33,018       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.451065                   9.934358            33.33%           8,407       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.701957                   7.451065           -23.20%           4,372       2002
                                ------------------------------------------------------------------------------------
                                10.075790                  9.701957            -3.71%          46,453       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.641266                  10.616751            22.86%           5,817       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.079400                  8.641266           -14.27%           1,549       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.079400             0.79%          27,944      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset          9.293602          10.168407             9.41%          14,979       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        9.167790           9.293602             1.37%           9,380       2002
                                ------------------------------------------------------------------------------------
                                       10.374687           9.167790           -11.63%           1,754       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.374687             3.75%             174      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.491357           9.925489            16.89%          13,971       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        9.446317           8.491357           -10.11%           7,671       2002
                                ------------------------------------------------------------------------------------
                                       10.233393           9.446317            -7.69%           7,597       2001
                                ------------------------------------------------------------------------------------
                                       10.000000          10.233393             2.33%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.531449          11.791725             2.26%           4,631       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.780876          11.531449             6.96%           2,238       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.221188          10.780876             5.48%               0       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.221188             2.21%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           6.560440           7.550959            15.10%          37,276       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        8.529332           6.560440           -23.08%          26,476       2002
                                ------------------------------------------------------------------------------------
                                       10.213876           8.529332           -16.49%          11,457       2001
                                ------------------------------------------------------------------------------------
                                       10.000000          10.213876             2.74%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                6.569458           7.934767            20.78%          52,182       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        8.504809           6.569458           -22.76%          17,605       2002
                                ------------------------------------------------------------------------------------
                                       10.116840           8.504809           -15.93%           5,853       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.116840             1.17%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          10.375534          12.193625            17.52%           3,366       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.789458          10.375534            -3.84%           2,077       2002
                                ------------------------------------------------------------------------------------
                                       10.069584          10.789458             7.15%              42       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.069584             0.70%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                6.218168           7.622729            22.59%          14,331       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        7.740655           6.218168           -19.67%           8,438       2002
                                ------------------------------------------------------------------------------------
                                       10.142686           7.740655           -23.68%           2,177       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.142686             1.43%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.239875          11.380229             1.25%           6,447       2003
Limited-Term Bond Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.861491          11.239875             3.48%           1,245       2002
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                       10.133516          10.861491             7.18%               0       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.133516             1.34%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.127677           9.991522            -1.34%           1,620       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.202360          10.127677            -0.73%               0       2002
                                ------------------------------------------------------------------------------------
                                        9.696462          10.202360             1.67%               0       2001
                                ------------------------------------------------------------------------------------
                                       10.000000           9.696462            -3.04%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                6.253523           8.007398            28.05%          23,680       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        8.382138           6.253523           -25.39%          15,802       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        9.696462           8.382138           -13.55%           7,229       2001
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000           9.696462             0.75%               0      2000*
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          7.443165           9.918772            33.26%          22,279       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                        9.696613           7.443165           -23.24%          14,885       2002
                                ------------------------------------------------------------------------------------
                                       10.075400           9.696613            -3.76%           5,226       2001
                                ------------------------------------------------------------------------------------
                                       10.000000          10.075400             0.75%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.633911          10.602328            22.80%          26,348       2003
Value Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.075958           8.633911           -14.31%          17,267       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                       10.000000          10.075958             0.76%          10,998      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.283743                  10.152439             9.36%             340       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.162734                   9.283743             1.32%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.374284                  9.162734           -11.68%             856       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.482350                   9.909910            16.83%             158       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.441109                   8.482350           -10.16%               0       2002
                                ------------------------------------------------------------------------------------
                                10.232994                  9.441109            -7.74%             290       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.519240                 11.773243             2.21%             324       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.774936                 11.519240             6.91%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.220790                 10.774936             5.42%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.553473                   7.539101            15.04%             709       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.524624                   6.553473           -23.12%               0       2002
                                ------------------------------------------------------------------------------------
                                10.213477                  8.524624           -16.54%           1,363       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.562499                   7.922325            20.72%             665       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.500123                   6.562499           -22.80%               0       2002
                                ------------------------------------------------------------------------------------
                                10.116448                  8.500123           -15.98%           1,233       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.364526                 12.174486            17.46%             278       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.783508                 10.364526            -3.89%               0       2002
                                ------------------------------------------------------------------------------------
                                10.069190                 10.783508             7.09%             158       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.211565                   7.610765            22.53%             430       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.736379                   6.211565           -19.71%               0       2002
                                ------------------------------------------------------------------------------------
                                10.142291                  7.736379           -23.72%             172       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.227962                 11.362367             1.20%             288       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.855504                 11.227962             3.43%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.133123                 10.855504             7.13%             362       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.116942                  9.975848            -1.39%              17       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.196739                 10.116942            -0.78%               0       2002
                                ------------------------------------------------------------------------------------
                                10.034669                 10.196739             1.62%             193       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.246875                   7.994819            27.98%             403       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.377507                   6.246875           -25.43%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.696083                   8.377507           -13.60%             363       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.435249                   9.903176            33.19%             336       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.691246                   7.435249           -23.28%               0       2002
                                ------------------------------------------------------------------------------------
                                10.075004                  9.691246            -3.81%             964       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.626571                  10.587913            22.74%             468       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.072534                  8.626571           -14.36%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.072534             0.73%          19,102      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.273900                  10.136509             9.30%          29,358       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                9.157678                   9.273900             1.27%             702       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.373881                  9.157678           -11.72%          29,592       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.473330                   9.894326            16.77%           3,561       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.435894                   8.473330           -10.20%               0       2002
                                ------------------------------------------------------------------------------------
                                10.232597                  9.435894            -7.79%          20,838       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.507021                 11.754754             2.15%           2,282       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.768998                 11.507021             6.85%             364       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.220393                 10.768998             5.37%          10,066       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.546524                   7.527257            14.98%           9,193       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.519930                   6.546524           -23.16%          14,097       2002
                                ------------------------------------------------------------------------------------
                                10.213080                  8.519930           -16.58%          26,480       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.555505                   7.909852            20.66%          21,382       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.495416                   6.555505           -22.83%          12,140       2002
                                ------------------------------------------------------------------------------------
                                10.116055                  8.495416           -16.02%          23,007       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.353516                 12.155367            17.40%           2,544       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.777559                 10.353516            -3.93%             592       2002
                                ------------------------------------------------------------------------------------
                                10.068796                 10.777559             7.04%           2,835       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.204963                   7.598803            22.46%           1,504       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.732108                   6.204963           -19.75%           2,622       2002
                                ------------------------------------------------------------------------------------
                                10.141898                  7.732108           -23.76%           6,723       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.216051                 11.344538             1.15%           1,647       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.849519                 11.216051             3.38%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.132726                 10.849519             7.07%           2,517       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.106208                  9.960185            -1.44%             380       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.191113                 10.106208            -0.83%               0       2002
                                ------------------------------------------------------------------------------------
                                10.034277                 10.191113             1.56%           5,403       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.240231                   7.982235            27.92%           6,765       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.372876                   6.240231           -25.47%           6,745       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.695705                   8.372876           -13.64%           4,211       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.427351                   9.887634            33.12%           2,137       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.685904                   7.427351           -23.32%           2,660       2002
                                ------------------------------------------------------------------------------------
                                10.074612                  9.685904            -3.86%          13,645       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.619231                  10.573530            22.67%           7,867       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.069095                  8.619231           -14.40%           3,448       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.069095             0.69%          20,054      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.264049                  10.120578             9.25%          11,456       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                9.152626                   9.264049             1.22%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.373475                  9.152626           -11.77%             385       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.464340                   9.878786            16.71%           3,272       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.430687                   8.464340           -10.25%             405       2002
                                ------------------------------------------------------------------------------------
                                10.232199                  9.430687            -7.83%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.494819                 11.736302             2.10%           6,639       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.763059                 11.494819             6.80%           6,185       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.219992                 10.763059             5.31%             875       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.539562                   7.515429            14.92%          26,644       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.515224                   6.539562           -23.20%          27,015       2002
                                ------------------------------------------------------------------------------------
                                10.212685                  8.515224           -16.62%          19,933       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.548549                   7.897438            20.60%          67,985       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.490728                   6.548549           -22.87%          30,012       2002
                                ------------------------------------------------------------------------------------
                                10.115662                  8.490728           -16.06%           7,966       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.342540                 12.136294            17.34%             858       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.771613                 10.342540            -3.98%           4,818       2002
                                ------------------------------------------------------------------------------------
                                10.068404                 10.771613             6.98%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.198374                   7.586861            22.40%          17,191       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.727839                   6.198374           -19.79%          12,863       2002
                                ------------------------------------------------------------------------------------
                                10.141502                  7.727839           -23.80%           1,249       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.204162                 11.326736             1.09%          11,519       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.843549                 11.204162             3.33%             312       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.132332                 10.843549             7.02%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.095481                  9.944540            -1.50%           4,541       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.185490                 10.095481            -0.88%               0       2002
                                ------------------------------------------------------------------------------------
                                10.033886                 10.185490             1.51%           1,200       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.233605                   7.969711            27.85%           6,429       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.368253                   6.233605           -25.51%           2,548       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.695327                   8.368253           -13.69%           4,460       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.419447                   9.872084            33.06%          14,226
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.680539                   7.419447           -23.36%          25,413       2002
                                ------------------------------------------------------------------------------------
                                10.074217                  9.680539            -3.91%           6,433       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.611900                  10.559154            22.61%          17,347       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.065668                  8.611900           -14.44%           2,838       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.065668             0.66%           2,850      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.075787                   9.909859             9.19%               0       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                8.971203                   9.075787             1.17%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  8.971203           -10.29%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.326724                   9.713231            16.65%               0       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.282101                   8.326724           -10.29%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  9.282101            -7.18%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.140818                 11.369059             2.05%               0       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.436920                 11.140818             6.74%              65       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.436920             4.37%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.559208                   7.534177            14.86%             225       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.545186                   6.559208           -23.24%             326       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.545186           -14.55%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.713791                   8.092791            20.54%             507       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.709436                   6.713791           -22.91%             387       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.709436           -12.91%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.253691                 12.025889            17.28%               0       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.684536                 10.253691            -4.03%              54       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.684536             6.85%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.127756                   7.496595            22.34%             227       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.643699                   6.127756           -19.83%             173       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  7.643699           -23.56%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.999184                 11.113842             1.04%              97       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.650594                 10.999184             3.27%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.650594             6.51%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.051095                  9.895766            -1.55%              54       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.145885                 10.051095            -0.93%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.145885             1.46%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.773527                   8.655589            27.79%             372       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.097725                   6.773527           -25.55%             372       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  9.097725            -9.02%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.696288                  10.235218            32.99%             105       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.046885                  7.696288           -23.40%             323       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.046885             0.47%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.604570                  10.544788            22.55%              74       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.062235                  8.604570           -14.49%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.062235             0.62%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.066542                   9.894719             9.13%             167       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                8.966650                   9.066542             1.11%             153       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  8.966650           -10.33%             173      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.318250                   9.698398            16.59%             112       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.277394                   8.318250           -10.34%             109       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  9.277394            -7.23%             114      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.129494                 11.351701             2.00%           1,386       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.431636                 11.129494             6.69%           1,561       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.431636             4.32%           1,734      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.552540                   7.522668            14.81%           3,626       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.540852                   6.552540           -23.28%           4,944       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.540852           -14.59%           4,448      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.706945                   8.080206            20.48%           8,486       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.705008                   6.706945           -22.95%          10,404       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.705008           -12.95%          10,557      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.243252                 12.007521            17.22%           1,363       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.679110                 10.243252            -4.08%           1,535       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.679110             6.79%           1,705      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.121511                   7.485155            22.82%               0       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.639805                   6.121511           -19.87%             987       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  7.639805           -23.60%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.987984                 11.096857             0.99%               0       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.645184                 10.987984             3.22%          18,281       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.645184             6.45%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.040810                  9.880595            -1.60%               0       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.140679                 10.040810            -0.98%           3,177       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.140679             1.41%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.766628                   8.642359            27.72%           1,730       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.093108                   6.766628           -25.59%           2,832       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  9.093108            -9.07%           2,134      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.688456                  10.219595            32.92%           1,633       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.041791                  7.688456           -23.44%             561       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.041791             0.42%             172      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.597219                  10.530396            22.49%             212       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.058797                  8.597219           -14.53%             561       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.058797             0.59%             215      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.057319                   9.879592             9.08%           1,190       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                8.962094                   9.057319             1.06%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  8.962094           -10.38%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.309777                   9.683565            16.53%           1,121       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.272682                   8.309777           -10.38%             523       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  9.272682            -7.27%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.118168                 11.334364             1.94%               0       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.426344                 11.118168             6.64%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.426344             4.26%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.545848                   7.511147            14.75%               0       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.536500                   6.545848           -23.32%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.536500           -14.64%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.700105                   8.067852            20.41%           2,977       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.700581                   6.700105           -22.99%           1,559       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.700581           -12.99%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.232830                 11.989185            17.16%               0       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.673695                 10.232830            -4.13%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.673695             6.74%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.115254                   7.473680            22.21%               0       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.635914                   6.115254           -19.91%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  7.635914           -23.64%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.976808                 11.079900             0.94%             506       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.639786                 10.976808             3.17%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.639786             6.40%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.030528                  9.865434            -1.65%               0       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.135471                 10.030528            -1.04%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.135471             1.35%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.759731                   8.629150            27.66%             321       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.088482                   6.759731           -25.62%             321       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  9.088482            -9.12%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.680597                  10.203937            32.85%               0       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.036663                  7.680597           -23.47%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.036663             0.37%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.589893                  10.516058            22.42%             514       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.055359                  8.589893           -14.57%             514       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.055359             0.55%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.048072                   9.864470             9.02%               0       2003
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                8.957533                   9.048072             1.01%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  8.957533           -10.42%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.301299                   9.668753            16.47%               0       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.267955                   8.301299           -10.43%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  9.267955            -7.32%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.106842                 11.317033             1.89%               0       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.421050                 11.106842             6.58%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.421050             4.21%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.539161                   7.499654            14.69%               0       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.532148                   6.539161           -23.36%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.532148           -14.68%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.693257                   8.055495            20.35%               0       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.696147                   6.693257           -23.03%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.696147           -13.04%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.222407                 11.970860            17.10%               0       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.668272                 10.222407            -4.18%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.668272             6.68%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.109028                   7.462248            22.15%               0       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.632035                   6.109028           -19.96%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  7.632035           -23.68%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.965623                 11.062961             0.89%               0       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.634379                 10.965623             3.11%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.634379             6.34%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.020251                  9.850291            -1.70%               0       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.130263                 10.020251            -1.09%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.130263             1.30%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.752838                   8.615945            27.59%               0       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.083866                   6.752838           -25.66%               0       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  9.083866            -9.16%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.672772                  10.188353            32.79%               0       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.031563                  7.672772           -23.51%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.031563             0.32%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.582571                  10.501737            22.36%               0       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.051922                  8.582571           -14.62%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.051922             0.52%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 2.25%)

   (Variable account charges of 2.25% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.038856                   9.849383             8.97%              86       2003
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------
                                8.952983                   9.038856             0.96%              86       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  8.952983           -10.47%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.292840                   9.653959            16.41%              90       2003
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.263248                   8.292840           -10.48%              90       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  9.263248            -7.37%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.095505                 11.299700             1.84%             203       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.415736                 11.095505             6.53%           4,703       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.415736             4.16%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   6.532496                   7.488180            14.63%          16,826       2003
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.527815                   6.532496           -23.40%          20,720       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.527815           -14.72%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.686430                   8.043172            20.29%          31,195       2003
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                8.691720                   6.686430           -23.07%          22,125       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  8.691720           -13.08%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.211971                 11.952511            17.04%             183       2003
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.662840                 10.211971            -4.23%           3,620       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.662840             6.63%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.102781                   7.450824            22.09%          13,837       2003
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                7.628143                   6.102781           -20.00%           9,922       2002
                                ------------------------------------------------------------------------------------
                                10.000000                  7.628143           -23.72%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.954449                 11.046042             0.84%           5,564       2003
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------
                                10.628974                 10.954449             3.06%              98       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                 10.628974             6.29%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.009978                  9.835163            -1.75%           3,320       2003
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                10.125055                 10.009978            -1.14%               0       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.125055             1.25%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        6.745933                   8.602749            27.52%             363       2003
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                9.079226                   6.745933           -25.70%             313       2002
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.000000                  9.079226            -9.21%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  7.664922                  10.172721            32.72%           6,510       2003
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.026451                  7.664922           -23.55%          17,076       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.026451             0.26%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  8.575236                  10.487403            22.30%           4,804       2003
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------
                                10.048486                  8.575236           -14.66%             322       2002
                                ------------------------------------------------------------------------------------
                                10.000000                 10.048486             0.48%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     Optional Benefits Elected (Total 3.65%

   (Variable account charges of 3.65% of the daily net assets of the variable account)


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End    Period
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.000000                 10.534649             5.35%               0      2003*
Strategy Portfolio - Q/NQ
                                                                                                         -----------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.588898             5.89%               0      2003*
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   10.000000                  9.948208            -0.52%               0      2003*
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   10.000000                 10.853168             8.53%               0      2003*
Equity Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.692014             6.92%               0      2003*
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.000000                 10.386600             3.87%               0      2003*
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.297988            12.98%               0      2003*
International Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                  9.921109            -0.79%               0      2003*
Limited-Term Bond Portfolio -
Q/NQ
                                                                                                         -----------
                                -------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.000000                  9.913065            -0.87%               0      2003*
Market Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.080756            10.81%               0      2003*
Science and Technology
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.034675            10.35%               0      2003*
Cap Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.000000                 10.963855             9.64%               0      2003*
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         74,421 shares (cost $700,809) .....................................................   $    743,461

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         691,634 shares (cost $5,704,011) ..................................................      7,338,240

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         54,947 shares (cost $305,291) .....................................................        361,004

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         5,257 shares (cost $93,954) .......................................................        111,869

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         82,223 shares (cost $1,404,766) ...................................................      1,739,842

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,024 shares (cost $126,595) ......................................................        147,081

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,067 shares (cost $377,868) .....................................................        426,184

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,399 shares (cost $1,524,797) ...................................................      1,800,504

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         175,469 shares (cost $3,158,432) ..................................................      3,793,634

      Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         183,934 shares (cost $3,348,758) ..................................................      3,923,310

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (ALSmCapValB)
         392,520 shares (cost $4,248,476) ..................................................      5,675,832

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,413,274 shares (cost $239,353,404) .............................................    252,375,211

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         696,546 shares (cost $3,728,307) ..................................................      4,569,343

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         1,690,122 shares (cost $17,309,698) ...............................................     17,425,155

      American Century VP - International Fund - Class I (ACVPInt)
         18,131,591 shares (cost $116,058,382) .............................................    116,586,130

      American Century VP - International Fund - Class III (ACVPInt3)
         8,835,767 shares (cost $49,030,085) ...............................................     56,813,985

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,730,246 shares (cost $14,262,958) ...............................................     15,883,661

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         337,728 shares (cost $2,622,141) ..................................................      3,093,591

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      American Century VP - Value Fund - Class I (ACVPVal)
         62,816,881 shares (cost $429,483,856) .............................................   $ 489,343,505

      American Century VP - Value Fund - Class II (ACVPVal2)
         1,024,514 shares (cost $6,355,905) ................................................       7,970,722

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         175,581 shares (cost $1,655,307) ..................................................       2,052,540

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         174,293 shares (cost $1,395,536) ..................................................       1,566,896

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         264,776 shares (cost $2,776,857) ..................................................       3,177,314

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         172,057 shares (cost $1,396,350) ..................................................       1,658,631

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         438,349 shares (cost $4,126,400) ..................................................       4,142,397

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,064,195 shares (cost $9,142,754) ................................................       9,418,127

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,244,789 shares (cost $15,025,411) ...............................................      15,061,949

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         62,012 shares (cost $989,527) .....................................................       1,350,611

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,151,439 shares (cost $37,812,153) ...............................................      41,315,360

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         14,058 shares (cost $284,842) .....................................................         333,044

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,875,151 shares (cost $184,265,108) ..............................................     139,769,839

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,272,586 shares (cost $1,192,004,270) ...........................................    1,059,286,903

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,088,515 shares (cost $174,907,417) ..............................................     175,146,674

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         99,495 shares (cost $2,958,055) ...................................................       3,413,677

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,926 shares (cost $291,027) ......................................................         371,140

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,872 shares (cost $287,382) .....................................................         377,391

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         33,228 shares (cost $511,224) .....................................................         632,997

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         230,889 shares (cost $1,048,888) ..................................................       1,260,654

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         853,586 shares (cost $6,214,199) ..................................................       6,803,077

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,949,145 shares (cost $407,330,899) .............................................   $425,637,878

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,069,966 shares (cost $12,461,577) ...............................................     12,646,999

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,199,081 shares (cost $790,248,740) .............................................    836,560,768

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         660,126 shares (cost $12,030,883) .................................................     15,156,495

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,129,616 shares (cost $824,061,205) .............................................    684,247,718

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         194,701 shares (cost $4,788,217) ..................................................      5,981,213

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         46,831,812 shares (cost $293,999,593) .............................................    324,076,137

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,416,273 shares (cost $61,349,233) ...............................................     68,584,715

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         453,228 shares (cost $4,993,605) ..................................................      6,988,768

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         3,603,359 shares (cost $44,432,972) ...............................................     55,924,126

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,450,651 shares (cost $636,925,019) .............................................    656,072,009

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         551,999 shares (cost $10,275,276) .................................................     12,657,348

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         828,607 shares (cost $11,127,628) .................................................     11,277,336

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,377,550 shares (cost $117,310,124) ..............................................     96,045,900

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         318,029 shares (cost $5,729,720) ..................................................      7,623,156

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         3,914,028 shares (cost $47,229,052) ...............................................     48,494,803

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         168,669 shares (cost $1,651,375) ..................................................      2,099,930

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,068 shares (cost $874,288) .....................................................      1,124,040

      First Horizon Growth & Income Portfolio (FHGrInc)
         240,931 shares (cost $2,074,960) ..................................................      2,291,257

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         5,457,333 shares (cost $43,237,194) ...............................................     54,245,892

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         478,301 shares (cost $5,809,460) ..................................................      6,284,880

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         17,807,530 shares (cost $224,898,561) .............................................    263,017,217

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         455,806 shares (cost $3,669,277) ..................................................   $  4,485,127

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         3,546,533 shares (cost $27,249,949) ...............................................     34,897,888

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         25,439,100 shares (cost $189,559,633) .............................................    204,021,579

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,830 shares (cost $28,290) .......................................................         32,229

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         480,627 shares (cost $4,930,396) ..................................................      5,474,339

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         6,460 shares (cost $66,753) .......................................................         64,346

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,999,431 shares (cost $19,667,553) ...............................................     19,954,322

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,040,651 shares (cost $4,166,846) ................................................      3,860,814

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,320,725 shares (cost $20,871,565) ...............................................     23,639,511

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,952 shares (cost $46,228) .......................................................         54,522

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         321,002 shares (cost $2,589,742) ..................................................      2,946,794

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         66,300,817 shares (cost $800,397,717) .............................................    804,228,907

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,735,494 shares (cost $21,330,867) ...............................................     20,999,482

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,663,212 shares (cost $90,240,679) ...............................................     96,438,858

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,271,880 shares (cost $38,956,305) ...............................................     44,812,025

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,854,705 shares (cost $107,272,388) .............................................    112,020,552

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         29,873,839 shares (cost $278,997,968) .............................................    314,870,268

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         14,062,395 shares (cost $127,164,048) .............................................    149,061,387

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,887,223 shares (cost $143,161,979) .............................................    156,018,092

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         197,095 shares (cost $1,145,920) ..................................................      1,245,639

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         724,761 shares (cost $3,699,657) ..................................................      4,580,488

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,808,139 shares (cost $163,114,638) .............................................   $157,660,344

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,530,082 shares (cost $85,109,245) ...............................................     97,170,263

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         694,021,216 shares (cost $694,021,216) ............................................    694,021,216

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         43,652,043 shares (cost $576,059,765) .............................................    448,306,485

      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         238,394 shares (cost $2,014,508) ..................................................      2,445,920

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         296 shares (cost $2,629) ..........................................................          3,493

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         531,984 shares (cost $5,225,534) ..................................................      6,293,369

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,323,181 shares (cost $12,739,266) ...............................................     13,218,579

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,918,640 shares (cost $96,926,031) ...............................................    102,704,759

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,805 shares (cost $1,551,079) ..................................................      1,946,891

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,927,118 shares (cost $338,617,728) .............................................    438,437,488

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         256,494 shares (cost $2,065,614) ..................................................      2,957,378

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,322,966 shares (cost $246,337,478) .............................................    311,238,049

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         194,097 shares (cost $3,120,366) ..................................................      4,200,250

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         565,979 shares (cost $1,817,735) ..................................................      1,777,174

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,662,528 shares (cost $4,554,819) ................................................      5,253,589

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         8,615 shares (cost $90,659) .......................................................         92,529

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         3,931,773 shares (cost $37,995,390) ...............................................     42,423,835

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,260,404 shares (cost $160,375,402) .............................................    170,187,579

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,477,189 shares (cost $16,669,468) ...............................................     23,087,405

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         626,406 shares (cost $5,052,790) ..................................................      5,838,100

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         755 shares (cost $17,970) .........................................................         17,993

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         11,478,043 shares (cost $228,005,270) .............................................   $237,365,936

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,083,429 shares (cost $16,540,231) ...............................................     21,839,512

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         18,066,737 shares (cost $70,022,659) ..............................................     63,775,581

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,228,331 shares (cost $41,511,433) ...............................................     51,296,185

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,529,097 shares (cost $123,827,451) ..............................................    126,561,039

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         91,024 shares (cost $1,060,887) ...................................................      1,136,890

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         664,557 shares (cost $3,184,260) ..................................................      4,067,091

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         144,732 shares (cost $1,606,229) ..................................................      2,004,544

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         313,173 shares (cost $2,734,406) ..................................................      3,360,348

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         127,314 shares (cost $1,373,182) ..................................................      1,578,693

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         46,832 shares (cost $711,282) .....................................................        974,583

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         7,999,964 shares (cost $102,248,067) ..............................................    111,839,503

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
         1,796,038 shares (cost $24,319,708) ...............................................     23,707,698

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         11,598,461 shares (cost $149,218,062) .............................................    177,804,414

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,319,135 shares (cost $93,478,877) ...............................................    112,714,684

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,503,046 shares (cost $184,699,844) ..............................................    202,016,836

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,708,823 shares (cost $452,198,062) .............................................    475,696,157

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,815 shares (cost $5,811,644) ..................................................      7,279,452

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         4,061,964 shares (cost $84,197,388) ...............................................    102,320,886

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,720,852 shares (cost $130,441,538) ..............................................    193,638,976

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         282,659 shares (cost $4,889,002) ..................................................      7,055,173

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,851,360 shares (cost $416,549,795) ............................................   $400,346,117

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         445,397 shares (cost $6,946,951) .................................................      8,507,084

      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         176 shares (cost $2,226) .........................................................          2,356

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,021,733 shares (cost $4,805,927) ...............................................      5,241,489

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,911,439 shares (cost $193,225,492) ............................................    207,208,218

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,260,242 shares (cost $45,221,469) ..............................................     51,761,935

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         2,424,364 shares (cost $31,158,200) ..............................................     36,050,298

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,342,567 shares (cost $12,482,384) ..............................................     15,775,162

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         112,403 shares (cost $2,291,145) .................................................      2,720,164

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         13,080 shares (cost $148,963) ....................................................        150,678

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         7,040,161 shares (cost $58,817,928) ..............................................     63,643,056

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         2,379,001 shares (cost $18,030,898) ..............................................     20,269,088

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         14,809,433 shares (cost $184,941,726) ............................................    230,730,959

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,998,960 shares (cost $19,454,950) ..............................................     20,109,539

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         204,854 shares (cost $2,067,544) .................................................      2,105,900

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         234,095 shares (cost $2,493,619) .................................................      3,223,485

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         17,136,617 shares (cost $110,261,241) ............................................    118,648,793

      W & R Target Funds - Balanced Portfolio (WRBal)
         12,354,761 shares (cost $83,670,433) .............................................     88,325,423

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,011,996 shares (cost $106,091,503) ............................................    105,915,832

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         25,581,050 shares (cost $254,995,943) ............................................    240,451,637

      W & R Target Funds - Growth Portfolio (WRGrowth)
         37,105,683 shares (cost $299,678,841) ............................................    301,546,754

      W & R Target Funds - High Income Portfolio (WRHiInc)
         21,227,442 shares (cost $71,016,697) .............................................     70,846,589

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      W & R Target Funds - International Portfolio (WRIntl)
         9,397,875 shares (cost $53,301,540) ...........................................   $    55,186,202

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,706,325 shares (cost $43,506,855) ...........................................        43,344,225

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         27,472,300 shares (cost $27,472,300) ..........................................        27,472,300

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         7,500,402 shares (cost $85,526,800) ...........................................        92,917,226

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         15,693,495 shares (cost $113,537,606) .........................................       132,928,606

      W & R Target Funds - Value Portfolio (WRValue)
         19,424,426 shares (cost $95,499,285) ..........................................       106,426,432
                                                                                           ---------------

            Total investments ..........................................................    14,967,179,655

   Accounts receivable .................................................................           167,445
                                                                                           ---------------

            Total assets ...............................................................    14,967,347,100

Accounts payable .......................................................................                --
                                                                                           ---------------

Contract owners' equity (note 4) .......................................................   $14,967,347,100
                                                                                           ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total         AIMBal   AIMBValue2   AIMBlueCh
                                                    ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $   174,447,399    13,705          --         --
   Mortality and expense risk charges (note 2) ..      (159,896,856)   (7,650)    (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------
      Net investment income (loss) ..............        14,550,543     6,055     (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------

   Proceeds from mutual fund shares sold ........     7,588,079,644    22,897     574,934      6,085
   Cost of mutual fund shares sold ..............    (8,244,846,507)  (27,202)   (496,979)    (7,082)
                                                    ---------------   -------   ---------     ------
      Realized gain (loss) on investments .......      (656,766,863)   (4,305)     77,955       (997)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857    90,536   1,652,838     71,907
                                                    ---------------   -------   ---------     ------
      Net gain (loss) on investments ............     2,657,710,994    86,231   1,730,793     70,910
                                                    ---------------   -------   ---------     ------
   Reinvested capital gains .....................         9,284,332        --          --         --
                                                    ---------------   -------   ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 2,681,545,869    92,286   1,635,381     67,061
                                                    ===============   =======   =========     ======

                                                    AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                                    --------   ---------   ---------   --------
Investment activity:
   Reinvested dividends .........................        --          --      1,315       1,181
   Mortality and expense risk charges (note 2) ..      (787)    (23,587)    (1,448)     (5,081)
                                                     ------     -------     ------     -------
      Net investment income (loss) ..............      (787)    (23,587)      (133)     (3,900)
                                                     ------     -------     ------     -------

   Proceeds from mutual fund shares sold ........     1,453     105,071      7,435      24,851
   Cost of mutual fund shares sold ..............    (1,526)    (92,932)    (7,555)    (31,191)
                                                     ------     -------     ------     -------
      Realized gain (loss) on investments .......       (73)     12,139       (120)     (6,340)
   Change in unrealized gain (loss)
      on investments ............................    18,849     348,804     23,498      90,266
                                                     ------     -------     ------     -------
      Net gain (loss) on investments ............    18,776     360,943     23,378      83,926
                                                     ------     -------     ------     -------
   Reinvested capital gains .....................        --          --         --          --
                                                     ------     -------     ------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    17,989     337,356     23,245      80,026
                                                     ======     =======     ======     =======

                                                       AIMPreEq2      AlGrIncB   AlPremGrB   AISmCapValB
                                                    ---------------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................      $   3,761        17,581          --       18,978
   Mortality and expense risk charges (note 2) ..        (22,491)      (40,185)    (51,785)     (67,893)
                                                       ---------      --------    --------    ---------
      Net investment income (loss) ..............        (18,730)      (22,604)    (51,785)     (48,915)
                                                       ---------      --------    --------    ---------

   Proceeds from mutual fund shares sold ........        183,098       117,928     326,880      123,278
   Cost of mutual fund shares sold ..............       (190,201)     (111,944)   (317,158)    (104,080)
                                                       ---------      --------    --------    ---------
      Realized gain (loss) on investments .......         (7,103)        5,984       9,722       19,198
   Change in unrealized gain (loss)
      on investments ............................        295,660       646,304     620,884    1,396,054
                                                       ---------      --------    --------    ---------
      Net gain (loss) on investments ............        288,557       652,288     630,606    1,415,252
                                                       ---------      --------    --------    ---------
   Reinvested capital gains .....................             --            --          --       50,306
                                                       ---------      --------    --------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $ 269,827       629,684     578,821    1,416,643
                                                       =========      ========    ========    =========

                                                     ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                    -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .........................     2,618,998      26,566        106,646        855,324
   Mortality and expense risk charges (note 2) ..    (2,436,057)    (60,323)       (72,132)    (1,231,326)
                                                    -----------    --------    -----------    -----------
      Net investment income (loss) ..............       182,941     (33,757)        34,514       (376,002)
                                                    -----------    --------    -----------    -----------

   Proceeds from mutual fund shares sold ........    50,388,048     332,333     13,499,753     24,775,410
   Cost of mutual fund shares sold ..............   (69,525,226)   (283,504)   (13,463,093)   (29,779,069)
                                                    -----------    --------    -----------    -----------
      Realized gain (loss) on investments .......   (19,137,178)     48,829         36,660     (5,003,659)
   Change in unrealized gain (loss)
      on investments ............................    71,652,458     866,853        115,457     27,655,755
                                                    -----------    --------    -----------    -----------
      Net gain (loss) on investments ............    52,515,280     915,682        152,117     22,652,096
                                                    -----------    --------    -----------    -----------
   Reinvested capital gains .....................            --          --          3,707             --
                                                    -----------    --------    -----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    52,698,221     881,925        190,338     22,276,094
                                                    ===========    ========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                               ACVPInt3     ACVPUltra   ACVPUltra2      ACVPVal
                                             -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..................   $   305,875           --         --        4,056,325
   Mortality and expense risk charges
      (note 2) ...........................      (538,848)    (114,859)   (36,419)      (4,859,915)
                                             -----------   ----------    -------     ------------
      Net investment income (loss) .......      (232,973)    (114,859)   (36,419)        (803,590)
                                             -----------   ----------    -------     ------------

   Proceeds from mutual fund shares
      sold ...............................     3,709,433    5,209,820     74,381      137,669,429
   Cost of mutual fund shares sold .......    (4,599,473)  (4,909,044)   (73,231)    (149,123,166)
                                             -----------   ----------    -------     ------------
      Realized gain (loss) on
         investments .....................      (890,040)     300,776      1,150      (11,453,737)
   Change in unrealized gain (loss)
      on investments .....................    11,522,819    1,788,190    492,031      112,313,929
                                             -----------   ----------    -------     ------------
      Net gain (loss) on investments .....    10,632,779    2,088,966    493,181      100,860,192
                                             -----------   ----------    -------     ------------
   Reinvested capital gains ..............            --           --         --               --
                                             -----------   ----------    -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $10,399,806    1,974,107    456,762      100,056,602
                                             ===========   ==========    =======     ============

                                              ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                                             ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..................      34,747        --       5,261      44,070
   Mortality and expense risk charges
      (note 2) ...........................     (99,399)  (20,151)    (18,399)    (28,926)
                                             ---------   -------    --------    --------
      Net investment income (loss) .......     (64,652)  (20,151)    (13,138)     15,144
                                             ---------   -------    --------    --------

   Proceeds from mutual fund shares
      sold ...............................     224,368    98,447     168,344      86,566
   Cost of mutual fund shares sold .......    (206,331)  (99,526)   (192,008)   (100,352)
                                             ---------   -------    --------    --------
      Realized gain (loss) on
         investments .....................      18,037    (1,079)    (23,664)    (13,786)
   Change in unrealized gain (loss)
      on investments .....................   1,603,879   501,715     329,842     546,992
                                             ---------   -------    --------    --------
      Net gain (loss) on investments .....   1,621,916   500,636     306,178     533,206
                                             ---------   -------    --------    --------
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------    --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   1,557,264   480,485     293,040     548,350
                                             =========   =======    ========    ========

                                             BBTLgCoGr     CSGPVen     CSIntFoc      CSLCapV
                                             ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..................   $     --            --       39,136      102,267
   Mortality and expense risk charges
      (note 2) ...........................    (18,240)      (36,003)     (83,133)    (140,718)
                                             --------    ----------   ----------   ----------
      Net investment income (loss) .......    (18,240)      (36,003)     (43,997)     (38,451)
                                             --------    ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ...............................     63,195       894,889    1,754,789    3,105,428
   Cost of mutual fund shares sold .......    (77,151)   (1,224,776)  (2,169,476)  (3,546,245)
                                             --------    ----------   ----------   ----------
      Realized gain (loss)
         on investments ..................    (13,956)     (329,887)    (414,687)    (440,817)
   Change in unrealized gain (loss)
      on investments .....................    349,913     1,734,142    2,783,606    3,421,741
                                             --------    ----------   ----------   ----------
      Net gain (loss) on investments .....    335,957     1,404,255    2,368,919    2,980,924
                                             --------    ----------   ----------   ----------
   Reinvested capital gains ..............         --            --           --           --
                                             --------    ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $317,717     1,368,252    2,324,922    2,942,473
                                             ========    ==========   ==========   ==========

                                             DryELeadS   DrySmCapIxS   DrySRGroS     DrySRGro
                                             ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..................         --         64,313          8        142,696
   Mortality and expense risk charges
      (note 2) ...........................    (16,332)      (222,702)    (4,251)    (1,458,689)
                                              -------    -----------    -------    -----------
      Net investment income (loss) .......    (16,332)      (158,389)    (4,243)    (1,315,993)
                                              -------    -----------    -------    -----------

   Proceeds from mutual fund shares
      sold ...............................     74,422     30,872,781     18,657     35,827,948
   Cost of mutual fund shares sold .......    (63,149)   (28,557,292)   (18,713)   (66,830,573)
                                              -------    -----------    -------    -----------
      Realized gain (loss)
         on investments ..................     11,273      2,315,489        (56)   (31,002,625)
   Change in unrealized gain (loss)
      on investments .....................    357,676      3,461,617     54,429     60,627,660
                                              -------    -----------    -------    -----------
      Net gain (loss) on investments .....    368,949      5,777,106     54,373     29,625,035
                                              -------    -----------    -------    -----------
   Reinvested capital gains ..............         --        204,927         --             --
                                              -------    -----------    -------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    352,617      5,823,644     50,130     28,309,042
                                              =======    ===========    =======    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                DryStkIx      DryVIFApp    DryVIFAppS   DryVIFDevLd
                                             -------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..................   $  13,695,882     2,229,143      36,236           95
   Mortality and expense risk charges
      (note 2) ...........................     (10,485,962)   (1,815,128)    (45,406)      (4,712)
                                             -------------   -----------    --------       ------
      Net investment income (loss) .......       3,209,920       414,015      (9,170)      (4,617)
                                             -------------   -----------    --------       ------

   Proceeds from mutual fund shares
      sold ...............................     148,885,935    36,356,944     122,160        4,463
   Cost of mutual fund shares sold .......    (221,203,210)  (44,307,441)   (117,408)      (4,973)
                                             -------------   -----------    --------       ------
      Realized gain (loss)
         on investments ..................     (72,317,275)   (7,950,497)      4,752         (510)
   Change in unrealized gain (loss)
      on investments .....................     289,514,476    36,817,443     484,710       83,598
                                             -------------   -----------    --------       ------
      Net gain (loss) on investments .....     217,197,201    28,866,946     489,462       83,088
                                             -------------   -----------    --------       ------
   Reinvested capital gains ..............              --            --          --           --
                                             -------------   -----------    --------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 220,407,121    29,280,961     480,292       78,471
                                             =============   ===========    ========       ======

                                             DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                                             ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..................        3,284         3,435       3,022      184,366
   Mortality and expense risk charges
      (note 2) ...........................       (2,846)       (7,543)    (16,869)     (82,299)
                                                -------       -------     -------     --------
      Net investment income (loss) .......          438        (4,108)    (13,847)     102,067
                                                -------       -------     -------     --------

   Proceeds from mutual fund shares
      sold ...............................       10,629        57,936      72,749      883,661
   Cost of mutual fund shares sold .......      (12,038)      (56,839)    (68,637)    (808,891)
                                                -------       -------     -------     --------
      Realized gain (loss)
         on investments ..................       (1,409)        1,097       4,112       74,770
   Change in unrealized gain (loss)
      on investments .....................       96,295       121,084     213,489      555,564
                                                -------       -------     -------     --------
      Net gain (loss) on investments .....       94,886       122,181     217,601      630,334
                                                -------       -------     -------     --------
   Reinvested capital gains ..............           --            --          --           --
                                                -------       -------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....       95,324       118,073     203,754      732,401
                                                =======       =======     =======     ========

                                               FedQualBd    FedQualBdS     FidVIPEIS    FidVIPEI2
                                             ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..................   $ 15,093,793      261,497     10,974,173      87,310
   Mortality and expense risk charges
      (note 2) ...........................     (5,636,288)    (192,517)    (8,017,038)   (183,870)
                                             ------------   ----------   ------------   ---------
      Net investment income (loss) .......      9,457,505       68,980      2,957,135     (96,560)
                                             ------------   ----------   ------------   ---------

   Proceeds from mutual fund shares
      sold ...............................    103,638,326    1,533,000    112,962,892     319,923
   Cost of mutual fund shares sold .......    (96,597,004)  (1,483,028)  (153,792,945)   (297,366)
                                             ------------   ----------   ------------   ---------
      Realized gain (loss)
         on investments ..................      7,041,322       49,972    (40,830,053)     22,557
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)      66,593    216,526,362   3,129,669
                                             ------------   ----------   ------------   ---------
      Net gain (loss) on investments .....      4,428,624      116,565    175,696,309   3,152,226
                                             ------------   ----------   ------------   ---------
   Reinvested capital gains ..............             --           --             --          --
                                             ------------   ----------   ------------   ---------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 13,886,129      185,545    178,653,444   3,055,666
                                             ============   ==========   ============   =========

                                               FidVIPGrS    FidVIPGr2     FidVIPHIS     FidVIPOvS
                                             ------------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ..................      1,121,852       2,880     14,991,922       478,308
   Mortality and expense risk charges
      (note 2) ...........................     (6,975,466)    (76,050)    (3,139,179)     (654,782)
                                             ------------   ---------   ------------   -----------
      Net investment income (loss) .......     (5,853,614)    (73,170)    11,852,743      (176,474)
                                             ------------   ---------   ------------   -----------

   Proceeds from mutual fund shares
      sold ...............................    144,208,569     227,122    246,272,080    12,675,611
   Cost of mutual fund shares sold .......   (281,798,033)   (207,118)  (223,887,899)  (15,752,393)
                                             ------------   ---------   ------------   -----------
      Realized gain (loss)
         on investments ..................   (137,589,464)     20,004     22,384,181    (3,076,782)
   Change in unrealized gain (loss)
      on investments .....................    305,059,557   1,241,220     24,568,742    23,651,221
                                             ------------   ---------   ------------   -----------
      Net gain (loss) on investments .....    167,470,093   1,261,224     46,952,923    20,574,439
                                             ------------   ---------   ------------   -----------
   Reinvested capital gains ..............             --          --             --            --
                                             ------------   ---------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    161,616,479   1,188,054     58,805,666    20,397,965
                                             ============   =========   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       FidVIPOvS2R    FidVIPOvSR    FidVIPConS   FidVIPCon2
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   22,601       178,307      1,904,295      12,476
   Mortality and expense risk charges (note 2) .....      (87,101)     (374,241)    (6,411,878)   (152,712)
                                                       ----------    ----------    -----------   ---------
      Net investment income (loss) .................      (64,500)     (195,934)    (4,507,583)   (140,236)
                                                       ----------    ----------    -----------   ---------

   Proceeds from mutual fund shares sold ...........      405,030     1,646,509     73,156,320     192,263
   Cost of mutual fund shares sold .................     (350,218)   (1,949,327)   (96,377,067)   (160,674)
                                                       ----------    ----------    -----------   ---------
      Realized gain (loss) on investments ..........       54,812      (302,818)   (23,220,747)     31,589
   Change in unrealized gain (loss)
      on investments ...............................    2,035,086    14,003,683    162,538,409   2,412,240
                                                       ----------    ----------    -----------   ---------
      Net gain (loss) on investments ...............    2,089,898    13,700,865    139,317,662   2,443,829
                                                       ----------    ----------    -----------   ---------
   Reinvested capital gains ........................           --            --             --          --
                                                       ----------    ----------    -----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $2,025,398    13,504,931    134,810,079   2,303,593
                                                       ==========    ==========    ===========   =========

                                                       FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................           --        570,743        7,130             --
   Mortality and expense risk charges (note 2) .....      (34,382)      (960,323)     (88,219)      (279,775)
                                                       ----------     ----------    ---------    -----------
      Net investment income (loss) .................      (34,382)      (389,580)     (81,089)      (279,775)
                                                       ----------     ----------    ---------    -----------

   Proceeds from mutual fund shares sold ...........    3,415,713     17,755,972       78,648     62,494,423
   Cost of mutual fund shares sold .................   (3,409,877)   (32,042,832)     (67,972)   (55,742,160)
                                                       ----------     ----------    ---------    -----------
      Realized gain (loss) on investments ..........        5,836    (14,286,860)      10,676      6,752,263
   Change in unrealized gain (loss)
      on investments ...............................      149,709     36,481,667    1,878,669      1,985,566
                                                       ----------     ----------    ---------    -----------
      Net gain (loss) on investments ...............      155,545     22,194,807    1,889,345      8,737,829
                                                       ----------     ----------    ---------    -----------
   Reinvested capital gains ........................           --             --           --        293,422
                                                       ----------     ----------    ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      121,163     21,805,227    1,808,256      8,751,476
                                                       ==========     ==========    =========    ===========

                                                       FidVIPValS2   FHCapAp    FHGrInc     GVITCVal
                                                       -----------   -------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $      --         --      4,416       557,082
   Mortality and expense risk charges (note 2) .....      (24,057)    (4,838)   (17,829)     (498,059)
                                                        ---------    -------   --------   -----------
      Net investment income (loss) .................      (24,057)    (4,838)   (13,413)       59,023
                                                        ---------    -------   --------   -----------

   Proceeds from mutual fund shares sold ...........      604,907     35,554    196,560     8,618,586
   Cost of mutual fund shares sold .................     (428,102)   (36,780)  (225,418)  (12,107,594)
                                                        ---------    -------   --------   -----------
      Realized gain (loss) on investments ..........      176,805     (1,226)   (28,858)   (3,489,008)
   Change in unrealized gain (loss)
      on investments ...............................      458,030    311,278    480,815    14,454,074
                                                        ---------    -------   --------   -----------
      Net gain (loss) on investments ...............      634,835    310,052    451,957    10,965,066
                                                        ---------    -------   --------   -----------
   Reinvested capital gains ........................       10,081         --         --            --
                                                        ---------    -------   --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 620,859    305,214    438,544    11,024,089
                                                        =========    =======   ========   ===========

                                                       GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --       990,434        21,964        105,242
   Mortality and expense risk charges (note 2) .....       (24,580)   (2,528,709)      (42,112)      (228,405)
                                                       -----------   -----------    ----------     ----------
      Net investment income (loss) .................       (24,580)   (1,538,275)      (20,148)      (123,163)
                                                       -----------   -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    56,719,439    54,387,276       986,158      7,491,336
   Cost of mutual fund shares sold .................   (55,832,901)  (61,441,014)   (1,168,281)    (6,065,465)
                                                       -----------   -----------    ----------     ----------
      Realized gain (loss) on investments ..........       886,538    (7,053,738)     (182,123)     1,425,871
   Change in unrealized gain (loss)
      on investments ...............................       475,421    68,228,073     2,015,695      8,314,911
                                                       -----------   -----------    ----------     ----------
      Net gain (loss) on investments ...............     1,361,959    61,174,335     1,833,572      9,740,782
                                                       -----------   -----------    ----------     ----------
   Reinvested capital gains ........................            --         1,510            --             --
                                                       -----------   -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     1,337,379    59,637,570     1,813,424      9,617,619
                                                       ===========   ===========    ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 13,386,034         127        21,713          --
   Mortality and expense risk charges (note 2) .....     (2,104,438)       (309)      (41,421)       (252)
                                                       ------------     -------    ----------     -------
      Net investment income (loss) .................     11,281,596        (182)      (19,708)       (252)
                                                       ------------     -------    ----------     -------

   Proceeds from mutual fund shares sold ...........    109,404,187      15,125     2,409,540      29,386
   Cost of mutual fund shares sold .................   (107,373,170)    (11,117)   (2,278,731)    (28,998)
                                                       ------------     -------    ----------     -------
      Realized gain (loss) on investments ..........      2,031,017       4,008       130,809         388
   Change in unrealized gain (loss)
      on investments ...............................     19,103,214       1,626       522,299      (2,408)
                                                       ------------     -------    ----------     -------
      Net gain (loss) on investments ...............     21,134,231       5,634       653,108      (2,020)
                                                       ------------     -------    ----------     -------
   Reinvested capital gains ........................             --       3,062       517,212       7,076
                                                       ------------     -------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 32,415,827       8,514     1,150,612       4,804
                                                       ============     =======    ==========     =======

                                                       GVITGlHlth3    GVITGlTech   GVITGlTech3   GVITGlUtl1
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................            --           --            --         241
   Mortality and expense risk charges (note 2) .....      (202,814)     (41,758)     (151,185)       (555)
                                                       -----------   ----------    ----------     -------
      Net investment income (loss) .................      (202,814)     (41,758)     (151,185)       (314)
                                                       -----------   ----------    ----------     -------

   Proceeds from mutual fund shares sold ...........    10,904,688      908,258     4,466,332      17,476
   Cost of mutual fund shares sold .................   (9,440,970)   (1,363,589)   (3,810,806)    (13,807)
                                                       -----------   ----------    ----------     -------
      Realized gain (loss) on investments ..........     1,463,718     (455,331)      655,526       3,669
   Change in unrealized gain (loss)
      on investments ...............................       663,347    1,931,708     3,054,545       6,261
                                                       -----------   ----------    ----------     -------
      Net gain (loss) on investments ...............     2,127,065    1,476,377     3,710,071       9,930
                                                       -----------   ----------    ----------     -------
   Reinvested capital gains ........................     2,172,271           --            --          --
                                                       -----------   ----------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,096,522    1,434,619     3,558,886       9,616
                                                       ===========   ==========    ==========     =======

                                                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2    GVITGrowth
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $    11,905     30,427,689      618,833        17,887
   Mortality and expense risk charges (note 2) .....       (22,173)   (11,524,345)    (366,006)     (936,298)
                                                       -----------   ------------   ----------   -----------
      Net investment income (loss) .................       (10,268)    18,903,344      252,827      (918,411)
                                                       -----------   ------------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,024,639    339,165,776    5,150,524    32,651,874
   Cost of mutual fund shares sold .................    (1,003,585)  (324,331,735)  (5,226,660)  (57,087,694)
                                                       -----------   ------------   ----------   -----------
      Realized gain (loss) on investments ..........        21,054     14,834,041      (76,136)  (24,435,820)
   Change in unrealized gain (loss)
      on investments ...............................       381,561    (27,948,772)    (306,298)   49,323,053
                                                       -----------   ------------   ----------   -----------
      Net gain (loss) on investments ...............       402,615    (13,114,731)    (382,434)   24,887,233
                                                       -----------   ------------   ----------   -----------
   Reinvested capital gains ........................            --      1,365,121       26,042            --
                                                       -----------   ------------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   392,347      7,153,734     (103,565)   23,968,822
                                                       ===========   ============   ==========   ===========

                                                        GVITIDAgg     GVITIDCon     GVITIDMod   GVITIDModAgg
                                                       -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................       405,292     2,443,450    4,083,940     1,454,336
   Mortality and expense risk charges (note 2) .....      (386,302)   (1,291,393)  (2,815,090)   (1,300,069)
                                                       -----------   -----------   ----------    ----------
      Net investment income (loss) .................        18,990     1,152,057    1,268,850       154,267
                                                       -----------   -----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    13,242,305    22,363,564    6,663,411     7,999,527
   Cost of mutual fund shares sold .................   (11,814,356)  (22,109,469)  (7,303,008)   (8,650,691)
                                                       -----------   -----------   ----------    ----------
      Realized gain (loss) on investments ..........     1,427,949       254,095     (639,597)     (651,164)
   Change in unrealized gain (loss)
      on investments ...............................     6,533,904     4,799,618   39,411,597    24,330,093
                                                       -----------   -----------   ----------    ----------
      Net gain (loss) on investments ...............     7,961,853     5,053,713   38,772,000    23,678,929
                                                       -----------   -----------   ----------    ----------
   Reinvested capital gains ........................       499,696       421,643      121,231            --
                                                       -----------   -----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,480,539     6,627,413   40,162,081    23,833,196
                                                       ===========   ===========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal
                                                       ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $ 2,660,162           --            --      2,462,184
   Mortality and expense risk charges (note 2) .....    (1,583,692)     (13,025)      (34,451)    (1,651,213)
                                                       -----------     --------     ---------    -----------
      Net investment income (loss) .................     1,076,470      (13,025)      (34,451)       810,971
                                                       -----------     --------     ---------    -----------

   Proceeds from mutual fund shares sold ...........     8,104,057      267,081       778,939      9,006,835
   Cost of mutual fund shares sold .................    (8,237,542)    (347,737)     (645,147)   (11,312,555)
                                                       -----------     --------     ---------    -----------
      Realized gain (loss) on investments ..........      (133,485)     (80,656)      133,792     (2,305,720)
   Change in unrealized gain (loss)
      on investments ...............................    13,774,622      406,944       873,110     23,721,662
                                                       -----------     --------     ---------    -----------
      Net gain (loss) on investments ...............    13,641,137      326,288     1,006,902     21,415,942
                                                       -----------     --------     ---------    -----------
   Reinvested capital gains ........................       250,496           --            --             --
                                                       -----------     --------     ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $14,968,103      313,263       972,451     22,226,913
                                                       ===========     ========     =========    ===========

                                                       GVITSMdCpGr      GVITMyMkt      GVITNWFund   GVITNWFund2
                                                       -----------   --------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................            --        6,073,201     2,249,395       7,540
   Mortality and expense risk charges (note 2) .....      (994,278)     (11,531,541)   (4,426,135)    (34,041)
                                                       -----------   --------------   -----------    --------
      Net investment income (loss) .................      (994,278)      (5,458,340)   (2,176,740)    (26,501)
                                                       -----------   --------------   -----------    --------

   Proceeds from mutual fund shares sold ...........    83,942,440    2,587,771,745    42,052,257     184,918
   Cost of mutual fund shares sold .................   (90,987,881)  (2,587,771,745)  (93,098,911)   (170,649)
                                                       -----------   --------------   -----------    --------
      Realized gain (loss) on investments ..........    (7,045,441)              --   (51,046,654)     14,269
   Change in unrealized gain (loss)
      on investments ...............................    33,794,357               --   147,784,824     450,162
                                                       -----------   --------------   -----------    --------
      Net gain (loss) on investments ...............    26,748,916               --    96,738,170     464,431
                                                       -----------   --------------   -----------    --------
   Reinvested capital gains ........................            --               --            --          --
                                                       -----------   --------------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,754,638       (5,458,340)   94,561,430     437,930
                                                       ===========   ==============   ===========    ========

                                                       GVITLead    GVITLead3   GVITNStrVal    GVITSmCapGr
                                                       --------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $     7        12,365        4,054              --
   Mortality and expense risk charges (note 2) .....       (39)      (73,109)    (119,209)     (1,079,419)
                                                       -------    ----------   ----------    ------------
      Net investment income (loss) .................       (32)      (60,744)    (115,155)     (1,079,419)
                                                       -------    ----------   ----------    ------------

   Proceeds from mutual fund shares sold ...........     3,089     3,697,372    2,441,731     124,531,776
   Cost of mutual fund shares sold .................    (3,179)   (3,668,616)  (3,028,857)   (123,417,209)
                                                       -------    ----------   ----------    ------------
      Realized gain (loss) on investments ..........       (90)       28,756     (587,126)      1,114,567
   Change in unrealized gain (loss)
      on investments ...............................       845     1,207,972    4,323,916      23,912,585
                                                       -------    ----------   ----------    ------------
      Net gain (loss) on investments ...............       755     1,236,728    3,736,790      25,027,152
                                                       -------    ----------   ----------    ------------
   Reinvested capital gains ........................        --            --           --              --
                                                       -------    ----------   ----------    ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   723     1,175,984    3,621,635      23,947,733
                                                       =======    ==========   ==========    ============

                                                       GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................            --           1,600           --                --
   Mortality and expense risk charges (note 2) .....       (23,187)     (3,928,147)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------
      Net investment income (loss) .................       (23,187)     (3,926,547)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------

   Proceeds from mutual fund shares sold ...........     1,735,744     164,957,326      163,572       140,643,742
   Cost of mutual fund shares sold .................    (1,752,179)   (193,392,425)    (141,122)     (150,486,401)
                                                        ----------    ------------     --------      ------------
      Realized gain (loss) on investments ..........       (16,435)    (28,435,099)      22,450        (9,842,659)
   Change in unrealized gain (loss)
      on investments ...............................       405,858     180,413,361      874,628        99,894,575
                                                        ----------    ------------     --------      ------------
      Net gain (loss) on investments ...............       389,423     151,978,262      897,078        90,051,916
                                                        ----------    ------------     --------      ------------
   Reinvested capital gains ........................            --              --           --                --
                                                        ----------    ------------     --------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       366,236     148,051,715      865,221        87,050,447
                                                        ==========    ============     ========      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro
                                                       -----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $       --           --              --          --
   Mortality and expense risk charges (note 2) .....      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------
      Net investment income (loss) .................      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------

   Proceeds from mutual fund shares sold ...........       92,725      561,771       1,587,385      11,317
   Cost of mutual fund shares sold .................      (84,067)    (733,293)     (1,328,569)    (10,776)
                                                       ----------     --------      ----------     -------
      Realized gain (loss) on investments ..........        8,658     (171,522)        258,816         541
   Change in unrealized gain (loss)
      on investments ...............................    1,089,488      857,450         764,906       1,870
                                                       ----------     --------      ----------     -------
      Net gain (loss) on investments ...............    1,098,146      685,928       1,023,722       2,411
                                                       ----------     --------      ----------     -------
   Reinvested capital gains ........................           --           --              --       3,768
                                                       ----------     --------      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,044,971      666,526         989,728       5,962
                                                       ==========     ========      ==========     =======

                                                       GVITUSGro3   GVITVKMultiSec    GVITWLead    GVITWLead3
                                                       ----------   --------------   -----------   ----------
Investment activity:
   Reinvested dividends ............................           --      8,952,064              --          --
   Mortality and expense risk charges (note 2) .....     (274,730)    (2,018,375)       (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------
      Net investment income (loss) .................     (274,730)     6,933,689        (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------

   Proceeds from mutual fund shares sold ...........    7,577,573     53,157,072      70,383,574     693,979
   Cost of mutual fund shares sold .................   (7,620,337)   (51,906,327)    (70,879,805)   (556,548)
                                                       ----------    -----------     -----------    --------
      Realized gain (loss) on investments ..........      (42,764)     1,250,745        (496,231)    137,431
   Change in unrealized gain (loss)
      on investments ...............................    4,809,529      8,910,527       7,452,657     785,310
                                                       ----------    -----------     -----------    --------
      Net gain (loss) on investments ...............    4,766,765     10,161,272       6,956,426     922,741
                                                       ----------    -----------     -----------    --------
   Reinvested capital gains ........................    2,777,953             --              --          --
                                                       ----------    -----------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    7,269,988     17,094,961       6,696,408     888,874
                                                       ==========    ===========     ===========    ========

                                                       JanBal     JanCapAp     JanGlTechS2    JanGlTech
                                                       ------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................    $--          550,722           --             --
   Mortality and expense risk charges (note 2) .....     (1)      (2,900,091)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------
      Net investment income (loss) .................     (1)      (2,349,369)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------

   Proceeds from mutual fund shares sold ...........      1      110,406,733    4,042,941     15,315,835
   Cost of mutual fund shares sold .................     (1)    (159,671,119)  (4,478,788)   (20,272,011)
                                                        ---     ------------   ----------    -----------
      Realized gain (loss) on investments ..........     --      (49,264,386)    (435,847)    (4,956,176)
   Change in unrealized gain (loss)
      on investments ...............................     23       90,961,579    7,053,682     27,225,442
                                                        ---     ------------   ----------    -----------
      Net gain (loss) on investments ...............     23       41,697,193    6,617,835     22,269,266
                                                        ---     ------------   ----------    -----------
   Reinvested capital gains ........................     --               --           --             --
                                                        ---     ------------   ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $22       39,347,824    6,401,548     21,547,227
                                                        ===     ============   ==========    ===========

                                                       JanIntGroS2    JanIntGro    JanRMgLgCap   MFSMidCapGrS
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................      397,242      1,119,620         825             --
   Mortality and expense risk charges (note 2) .....     (508,286)    (1,436,802)     (2,888)       (52,820)
                                                       ----------    -----------    --------       --------
      Net investment income (loss) .................     (111,044)      (317,182)     (2,063)       (52,820)
                                                       ----------    -----------    --------       --------

   Proceeds from mutual fund shares sold ...........    3,520,765     32,050,723     150,363        174,025
   Cost of mutual fund shares sold .................   (4,015,352)   (39,641,725)   (148,691)      (152,945)
                                                       ----------    -----------    --------       --------
      Realized gain (loss) on investments ..........     (494,587)    (7,591,002)      1,672         21,080
   Change in unrealized gain (loss)
      on investments ...............................   13,652,619     41,091,664      76,003        897,208
                                                       ----------    -----------    --------       --------
      Net gain (loss) on investments ...............   13,158,032     33,500,662      77,675        918,288
                                                       ----------    -----------    --------       --------
   Reinvested capital gains ........................           --             --          --             --
                                                       ----------    -----------    --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   13,046,988     33,183,480      75,612        865,468
                                                       ==========    ===========    ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       MFSNewDiscS    MFSValS   NBAMTFasc   NBAMTFocus
                                                       -----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $     --        3,753          --          --
   Mortality and expense risk charges (note 2) .....     (24,150)     (43,594)    (19,068)    (10,525)
                                                        --------     --------    --------    --------
      Net investment income (loss) .................     (24,150)     (39,841)    (19,068)    (10,525)
                                                        --------     --------    --------    --------

   Proceeds from mutual fund shares sold ...........      47,762      124,572     547,326     213,704
   Cost of mutual fund shares sold .................     (38,152)    (122,461)   (457,004)   (159,073)
                                                        --------     --------    --------    --------
      Realized gain (loss) on investments ..........       9,610        2,111      90,322      54,631
   Change in unrealized gain (loss)
      on investments ...............................     408,079      633,192     204,154     263,714
                                                        --------     --------    --------    --------
      Net gain (loss) on investments ...............     417,689      635,303     294,476     318,345
                                                        --------     --------    --------    --------
   Reinvested capital gains ........................          --           --         709       5,724
                                                        --------     --------    --------    --------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    $393,539      595,462     276,117     313,544
                                                        ========     ========    ========    ========

                                                        NBAMTGuard    NBAMTLMat     NBAMTMCGr      NBAMTPart
                                                       -----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................       867,262      881,804             --             --
   Mortality and expense risk charges (note 2) .....    (1,172,073)    (112,757)    (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------
      Net investment income (loss) .................      (304,811)     769,047     (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    32,585,029    8,207,477    125,967,881    122,686,125
   Cost of mutual fund shares sold .................   (41,493,036)  (8,320,633)  (142,159,142)  (115,321,134)
                                                       -----------   ----------   ------------   ------------
      Realized gain (loss) on investments ..........    (8,908,007)    (113,156)   (16,191,261)     7,364,991
   Change in unrealized gain (loss)
      on investments ...............................    36,216,891     (438,554)    55,761,998     21,274,751
                                                       -----------   ----------   ------------   ------------
      Net gain (loss) on investments ...............    27,308,884     (551,710)    39,570,737     28,639,742
                                                       -----------   ----------   ------------   ------------
   Reinvested capital gains ........................            --           --             --             --
                                                       -----------   ----------   ------------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    27,004,073      217,337     37,612,682     27,538,585
                                                       ===========   ==========   ============   ============

                                                         OppAggGro       OppCapAp     OppCapApS    OppGlSec3
                                                       -------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $          --      1,574,892      14,160           --
   Mortality and expense risk charges (note 2) .....      (2,178,625)    (4,933,138)    (98,119)    (473,209)
                                                       -------------   ------------   ---------   ----------
      Net investment income (loss) .................      (2,178,625)    (3,358,246)    (83,959)    (473,209)
                                                       -------------   ------------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     126,388,266    116,477,458     371,554    4,051,744
   Cost of mutual fund shares sold .................    (153,051,180)  (196,175,716)   (337,848)  (3,974,185)
                                                       -------------   ------------   ---------   ----------
      Realized gain (loss) on investments ..........     (26,662,914)   (79,698,258)     33,706       77,559
   Change in unrealized gain (loss)
      on investments ...............................      67,607,605    189,268,030   1,502,096   18,123,498
                                                       -------------   ------------   ---------   ----------
      Net gain (loss) on investments ...............      40,944,691    109,569,772   1,535,802   18,201,057
                                                       -------------   ------------   ---------   ----------
   Reinvested capital gains ........................              --             --          --           --
                                                       -------------   ------------   ---------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $  38,766,066    106,211,526   1,451,843   17,727,848
                                                       =============   ============   =========   ==========

Investment activity:                                     OppGlSec     OppGlSecS     OppMSFund     OppMSFundS
                                                       ------------   ----------   ------------   ----------
   Reinvested dividends ............................      1,817,117       36,856      3,175,056       42,877
   Mortality and expense risk charges (note 2) .....     (2,328,736)    (111,603)    (4,128,787)    (112,801)
                                                       ------------   ----------   ------------    ---------
      Net investment income (loss) .................       (511,619)     (74,747)      (953,731)     (69,924)
                                                       ------------   ----------   ------------    ---------

   Proceeds from mutual fund shares sold ...........    466,651,199    1,888,861     82,597,484      152,488
   Cost of mutual fund shares sold .................   (468,780,690)  (1,689,558)  (115,377,743)    (140,060)
                                                       ------------   ----------   ------------    ---------
      Realized gain (loss) on investments ..........     (2,129,491)     199,303    (32,780,259)      12,428
   Change in unrealized gain (loss)
      on investments ...............................     67,777,262    2,247,010    111,900,491    1,616,439
                                                       ------------   ----------   ------------    ---------
      Net gain (loss) on investments ...............     65,647,771    2,446,313     79,120,232    1,628,867
                                                       ------------   ----------   ------------    ---------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------    ---------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     65,136,152    2,371,566     78,166,501    1,558,943
                                                       ============   ==========   ============    =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppMSSmCapS   OppStratBdS     StOpp2       VEWrldEMkt
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................       $ --         116,598        140,036         80,011
   Mortality and expense risk charges (note 2) .....         (3)        (64,487)    (2,233,650)      (587,858)
                                                           ----        --------    -----------   ------------
      Net investment income (loss) .................         (3)         52,111     (2,093,614)      (507,847)
                                                           ----        --------    -----------   ------------

   Proceeds from mutual fund shares sold ...........          3         372,348     33,819,533    671,068,571
   Cost of mutual fund shares sold .................         (3)       (339,283)   (46,491,811)  (654,678,168)
                                                           ----        --------    -----------   ------------
      Realized gain (loss) on investments ..........         --          33,065    (12,672,278)    16,390,403
   Change in unrealized gain (loss)
      on investments ...............................        130         407,735     69,158,636      7,721,999
                                                           ----        --------    -----------   ------------
      Net gain (loss) on investments ...............        130         440,800     56,486,358     24,112,402
                                                           ----        --------    -----------   ------------
   Reinvested capital gains ........................         --              --             --             --
                                                           ----        --------    -----------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       $127         492,911     54,392,744     23,604,555
                                                           ====        ========    ===========   ============

                                                        VEWrldHAs      VKCom2    VKEmGr2   VKCorPlus2
                                                       -----------   ---------   -------   ----------
Investment activity:
   Reinvested dividends ............................        87,893      64,104        --         49
   Mortality and expense risk charges (note 2) .....      (237,247)   (206,129)  (37,738)    (1,183)
                                                       -----------   ---------   -------     ------
      Net investment income (loss) .................      (149,354)   (142,025)  (37,738)    (1,134)
                                                       -----------   ---------   -------     ------

   Proceeds from mutual fund shares sold ...........    49,341,775     365,026    82,870        894
   Cost of mutual fund shares sold .................   (44,732,783)   (306,585)  (74,893)      (898)
                                                       -----------   ---------   -------     ------
      Realized gain (loss) on investments ..........     4,608,992      58,441     7,977         (4)
   Change in unrealized gain (loss)
      on investments ...............................     3,939,885   3,208,623   487,756      1,716
                                                       -----------   ---------   -------     ------
      Net gain (loss) on investments ...............     8,548,877   3,267,064   495,733      1,712
                                                       -----------   ---------   -------     ------
   Reinvested capital gains ........................            --          --        --        619
                                                       -----------   ---------   -------     ------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     8,399,523   3,125,039   457,995      1,197
                                                       ===========   =========   =======     ======

                                                          VKEmMkt     VKMidCapG    VKUSRealEst    VicDivrStk
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $         --           --             --       61,164
   Mortality and expense risk charges (note 2) .....       (635,488)    (192,801)    (2,303,244)    (223,508)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................       (635,488)    (192,801)    (2,303,244)    (162,344)
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     77,362,033    4,119,363    125,522,190    1,172,824
   Cost of mutual fund shares sold .................    (70,802,104)  (5,549,148)  (127,491,639)  (1,391,987)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........      6,559,929   (1,429,785)    (1,969,449)    (219,163)
   Change in unrealized gain (loss)
      on investments ...............................      5,926,638    6,415,127     61,752,307    5,413,740
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     12,486,567    4,985,342     59,782,858    5,194,577
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $ 11,851,079    4,792,541     57,479,614    5,032,233
                                                       ============   ==========   ============   ==========

                                                       VicInvQBd   VicSmCoOpp   WRAsStrat      WRBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      39,346         951     1,297,613      573,227
   Mortality and expense risk charges (note 2) .....     (11,335)    (21,346)   (1,321,412)    (919,182)
                                                        --------    --------    ----------   ----------
      Net investment income (loss) .................      28,011     (20,395)      (23,799)    (345,955)
                                                        --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     190,780     131,590     1,334,833    1,018,382
   Cost of mutual fund shares sold .................    (181,399)   (116,294)   (1,319,380)  (1,131,963)
                                                        --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........       9,381      15,296        15,453     (113,581)
   Change in unrealized gain (loss)
      on investments ...............................     (54,157)    749,202     9,773,596   12,178,254
                                                        --------    --------    ----------   ----------
      Net gain (loss) on investments ...............     (44,776)    764,498     9,789,049   12,064,673
                                                        --------    --------    ----------   ----------
   Reinvested capital gains ........................      24,661          --       523,095           --
                                                        --------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       7,896     744,103    10,288,345   11,718,718
                                                        ========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        WRBnd        WRCoreEq     WRGrowth      WRHiInc
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  4,842,092     1,681,259        3,006    4,990,274
   Mortality and expense risk charges (note 2)...     (1,425,291)   (2,791,391)  (3,135,114)    (775,680)
                                                    ------------   -----------   ----------   ----------
      Net investment income (loss) ..............      3,416,801    (1,110,132)  (3,132,108)   4,214,594
                                                    ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     17,069,782    13,654,888    1,421,520    8,191,131
   Cost of mutual fund shares sold ..............    (15,899,895)  (16,170,631)  (1,721,904)  (9,096,496)
                                                    ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .......      1,169,887    (2,515,743)    (300,384)    (905,365)
   Change in unrealized gain (loss)
      on investments ............................     (1,651,626)   35,842,592   50,129,544    6,434,879
                                                    ------------   -----------   ----------   ----------
      Net gain (loss) on investments ............       (481,739)   33,326,849   49,829,160    5,529,514
                                                    ------------   -----------   ----------   ----------
   Reinvested capital gains .....................             --            --           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  2,935,062    32,216,717   46,697,052    9,744,108
                                                    ============   ===========   ==========   ==========

                                                      WRIntl      WRLTBond       WRMMkt      WRSciTech
                                                    ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      771,766    1,196,424       186,087           --
   Mortality and expense risk charges (note 2)...     (546,914)    (509,245)     (493,492)    (911,347)
                                                    ----------   ----------   -----------   ----------
      Net investment income (loss) ..............      224,852      687,179      (307,405)    (911,347)
                                                    ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ........    3,453,658    4,398,122    32,901,907    1,087,247
   Cost of mutual fund shares sold ..............   (5,420,423)  (4,270,595)  (32,901,907)  (1,295,115)
                                                    ----------   ----------   -----------   ----------
      Realized gain (loss) on investments .......   (1,966,765)     127,527            --     (207,868)
   Change in unrealized gain (loss)
      on investments ............................   11,218,434     (226,663)           --   19,318,811
                                                    ----------   ----------   -----------   ----------
      Net gain (loss) on investments ............    9,251,669      (99,136)           --   19,110,943
                                                    ----------   ----------   -----------   ----------
   Reinvested capital gains .....................           --           --            --           --
                                                    ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    9,476,521      588,043      (307,405)  18,199,596
                                                    ==========   ==========   ===========   ==========

                                                       WRSmCap       WRValue
                                                    ------------   ----------
Investment activity:
   Reinvested dividends .........................   $         --      538,653
   Mortality and expense risk charges (note 2)...     (1,375,892)    (977,105)
                                                    ------------   ----------
      Net investment income (loss) ..............     (1,375,892)    (438,452)
                                                    ------------   ----------

   Proceeds from mutual fund shares sold ........     15,421,411    2,432,970
   Cost of mutual fund shares sold ..............    (17,222,203)  (2,800,337)
                                                    ------------   ----------
      Realized gain (loss) on investments .......     (1,800,792)    (367,367)
   Change in unrealized gain (loss)
      on investments ............................     31,884,942   17,627,420
                                                    ------------   ----------
      Net gain (loss) on investments ............     30,084,150   17,260,053
                                                    ------------   ----------
   Reinvested capital gains                                   --           --
                                                    ------------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 28,708,258   16,821,601
                                                    ============   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                  Total                      AIMBal
                                                    --------------------------------   -----------------
                                                          2003             2002          2003      2002
                                                    ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) .................   $    14,550,543       34,236,709     6,055     6,892
   Realized gain (loss) on investments ..........      (656,766,863)  (1,165,783,979)   (4,305)   (1,533)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857   (1,252,375,182)   90,536   (47,884)
   Reinvested capital gains .....................         9,284,332       63,306,597        --        --
                                                    ---------------   --------------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,681,545,869   (2,320,615,855)   92,286   (42,525)
                                                    ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................     1,837,057,967    3,247,590,435   310,141   426,637
   Transfers between funds ......................                --               --       494       (68)
   Redemptions (note 3) .........................    (1,389,508,484)  (1,979,290,511)  (29,247)  (14,153)
   Annuity benefits .............................        (3,008,693)      (1,983,118)       --        --
   Annual contract maintenance charges
      (note 2) ..................................          (347,576)        (345,695)       --        --
   Contingent deferred sales charges
      (note 2) ..................................       (23,634,457)     (25,987,412)      (30)       --
   Adjustments to maintain reserves .............        (1,809,052)        (591,110)      (55)      (50)
                                                    ---------------   --------------   -------   -------
         Net equity transactions ................       418,749,705    1,239,392,589   281,303   412,366
                                                    ---------------   --------------   -------   -------

Net change in contract owners' equity ...........     3,100,295,574   (1,081,223,266)  373,589   369,841
Contract owners' equity beginning
   of period ....................................    11,867,051,526   12,948,274,792   369,841        --
                                                    ---------------   --------------   -------   -------
Contract owners' equity end of period ...........   $14,967,347,100   11,867,051,526   743,430   369,841
                                                    ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     1,263,729,276    1,169,724,887    45,020        --
                                                    ---------------   --------------   -------   -------
   Units purchased ..............................     1,138,663,843      344,046,045    37,379    46,472
   Units redeemed ...............................    (1,095,558,412)    (250,041,656)   (3,459)   (1,452)
                                                    ---------------   --------------   -------   -------
   Ending units .................................     1,306,834,707    1,263,729,276    78,940    45,020
                                                    ===============   ==============   =======   =======

                                                          AIMBValue2            AIMBlueCh
                                                    ---------------------   -----------------
                                                       2003        2002       2003      2002
                                                    ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .................     (95,412)     (7,418)   (3,849)     (910)
   Realized gain (loss) on investments ..........      77,955      (4,224)     (997)   (2,139)
   Change in unrealized gain (loss)
      on investments ............................   1,652,838     (18,608)   71,907   (16,194)
   Reinvested capital gains .....................          --          --        --        --
                                                    ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   1,635,381     (30,250)   67,061   (19,243)
                                                    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................   3,672,413   2,357,205   148,160   177,745
   Transfers between funds ......................    (111,147)    (58,743)   (2,034)       --
   Redemptions (note 3) .........................    (116,611)     (7,993)   (5,809)   (4,535)
   Annuity benefits .............................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ..................................      (1,912)         --      (103)     (207)
   Adjustments to maintain reserves .............        (194)        (17)      (53)       (8)
                                                    ---------   ---------   -------   -------
         Net equity transactions ................   3,442,549   2,290,452   140,161   172,995
                                                    ---------   ---------   -------   -------

Net change in contract owners' equity ...........   5,077,930   2,260,202   207,222   153,752
Contract owners' equity beginning
   of period ....................................   2,260,202          --   153,752        --
                                                    ---------   ---------   -------   -------
Contract owners' equity end of period ...........   7,338,132   2,260,202   360,974   153,752
                                                    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     298,956          --    21,069        --
                                                    ---------   ---------   -------   -------
   Units purchased ..............................     540,423     307,186    20,143    21,593
   Units redeemed ...............................     (97,877)     (8,230)   (1,032)     (524)
                                                    ---------   ---------   -------   -------
   Ending units .................................     741,502     298,956    40,180    21,069
                                                    =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 AIMCapAp            AIMCapAp2            AIMCoreEq          AIMPreEq
                                            -----------------   -------------------   ----------------   -----------------
                                              2003      2002       2003       2002      2003     2002      2003      2002
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   (787)     (67)    (23,587)   (1,648)     (133)      39    (3,900)   (1,030)
   Realized gain (loss) on investments ..        (73)    (737)     12,139      (121)     (120)     (24)   (6,340)   (4,137)
   Change in unrealized gain (loss)
      on investments ....................     18,849     (934)    348,804   (13,728)   23,498   (3,012)   90,266   (41,950)
   Reinvested capital gains .............         --       --          --        --        --       --        --        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     17,989   (1,738)    337,356   (15,497)   23,245   (2,997)   80,026   (47,117)
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     64,709   34,294     969,430   514,843    69,404   63,735    55,146   379,837
   Transfers between funds ..............          8       --     (32,468)   (3,381)       --       --       576       173
   Redemptions (note 3) .................     (1,047)  (2,330)    (29,714)      (19)   (6,308)      --   (28,896)  (11,503)
   Annuity benefits .....................         --       --          --        --        --       --        --        --
   Annual contract maintenance charges
      (note 2) ..........................         --       --          --        --        --       --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         (8)      --        (669)       --        --       --    (1,670)     (326)
   Adjustments to maintain reserves .....        (14)     (11)       (103)      (25)     (380)     347       (22)      (51)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
         Net equity transactions ........     63,648   31,953     906,476   511,418    62,716   64,082    25,134   368,130
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Net change in contract owners' equity ...     81,637   30,215   1,243,832   495,921    85,961   61,085   105,160   321,013
Contract owners' equity beginning
   of period ............................     30,215       --     495,921        --    61,085       --   321,013        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Contract owners' equity end of period ...   $111,852   30,215   1,739,753   495,921   147,046   61,085   426,173   321,013
                                            ========   ======   =========   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      3,915       --      62,716        --     7,344       --    46,242        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Units purchased ......................      7,641    4,164     124,117    63,127     7,810    7,344     7,696    47,601
   Units redeemed .......................       (124)    (249)    (13,414)     (411)     (650)      --    (4,173)   (1,359)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Ending units .........................     11,432    3,915     173,419    62,716    14,504    7,344    49,765    46,242
                                            ========   ======   =========   =======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  AIMPreEq2             AlGrIncB
                                            --------------------   -------------------
                                               2003        2002       2003       2002
                                            ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $  (18,730)       51     (22,604)   (2,355)
   Realized gain (loss) on investments ..       (7,103)      (18)      5,984       (32)
   Change in unrealized gain (loss)
      on investments ....................      295,660   (19,953)    646,304   (11,102)
   Reinvested capital gains .............           --        --          --        --
                                            ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      269,827   (19,920)    629,684   (13,489)
                                            ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      943,215   598,299   2,023,384   663,044
   Transfers between funds ..............       44,607        22     552,167      (104)
   Redemptions (note 3) .................      (33,446)   (1,475)    (58,372)   (1,504)
   Annuity benefits .....................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................         (583)       --      (1,127)       --
   Adjustments to maintain reserves .....          (92)      (16)        (80)      (18)
                                            ----------   -------   ---------   -------
         Net equity transactions ........      953,701   596,830   2,515,972   661,418
                                            ----------   -------   ---------   -------

Net change in contract owners' equity ...    1,223,528   576,910   3,145,656   647,929
Contract owners' equity beginning
   of period ............................      576,910        --     647,929        --
                                            ----------   -------   ---------   -------
Contract owners' equity end of period ...   $1,800,438   576,910   3,793,585   647,929
                                            ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       75,225        --      82,504        --
                                            ----------   -------   ---------   -------
   Units purchased ......................      143,829    75,410     305,246    82,704
   Units redeemed .......................      (27,617)     (185)    (15,925)     (200)
                                            ----------   -------   ---------   -------
   Ending units .........................      191,437    75,225     371,825    82,504
                                            ==========   =======   =========   =======

                                                   AlPremGrB             AISmCapValB
                                            ---------------------   ---------------------
                                               2003        2002        2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (51,785)     (4,060)    (48,915)     (4,227)
   Realized gain (loss) on investments ..       9,722      (1,140)     19,198         131
   Change in unrealized gain (loss)
      on investments ....................     620,884     (46,333)  1,396,054      31,302
   Reinvested capital gains .............          --          --      50,306          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     578,821     (51,533)  1,416,643      27,206
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,475,918   1,050,974   2,727,302   1,218,497
   Transfers between funds ..............      42,355     (10,475)    346,786      16,445
   Redemptions (note 3) .................    (155,233)     (5,869)    (74,761)       (898)
   Annuity benefits .....................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ..........................      (1,571)         --      (1,312)         --
   Adjustments to maintain reserves .....        (158)        (19)      5,668         (24)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........   2,361,311   1,034,611   3,003,683   1,234,020
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...   2,940,132     983,078   4,420,326   1,261,226
Contract owners' equity beginning
   of period ............................     983,078          --   1,261,226          --
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   3,923,210     983,078   5,681,552   1,261,226
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     126,001          --     153,160          --
                                            ---------   ---------   ---------   ---------
   Units purchased ......................     349,583     127,930     374,942     153,271
   Units redeemed .......................     (60,748)     (1,929)    (29,330)       (111)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     414,836     126,001     498,772     153,160
                                            =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     ACVPIncGr                 ACVPIncGr2
                                            --------------------------   ---------------------
                                                2003           2002         2003        2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    182,941      (122,124)    (33,757)     (4,698)
   Realized gain (loss) on investments ..    (19,137,178)  (18,216,447)     48,829      14,994
   Change in unrealized gain (loss)
      on investments ....................     71,652,458   (33,864,481)    866,853     (25,818)
   Reinvested capital gains .............             --            --          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     52,698,221   (52,203,052)    881,925     (15,522)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     17,160,432    36,320,285   2,671,859   1,305,416
   Transfers between funds ..............     13,139,872   (17,502,668)   (163,357)     (3,980)
   Redemptions (note 3) .................    (19,052,451)  (21,248,521)   (105,804)     (1,112)
   Annuity benefits .....................        (46,013)      (78,659)         --          --
   Annual contract maintenance charges
      (note 2) ..........................         (9,042)       (9,875)         --          --
   Contingent deferred sales charges
      (note 2) ..........................       (402,460)     (371,734)         --          --
   Adjustments to maintain reserves .....        (87,873)      (44,129)       (166)        (24)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........     10,702,465    (2,935,301)  2,402,532   1,300,300
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...     63,400,686   (55,138,353)  3,284,457   1,284,778
Contract owners' equity beginning
   of period ............................    188,958,653   244,097,006   1,284,778          --
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $252,359,339   188,958,653   4,569,235   1,284,778
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     20,008,742    20,431,056     157,252          --
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      9,121,766     6,309,819     330,393     157,863
   Units redeemed .......................     (8,137,065)   (6,732,133)    (47,017)       (611)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     20,993,443    20,008,742     440,628     157,252
                                            ============   ===========   =========   =========

                                               ACVPInflaPro              ACVPInt
                                            -----------------   -------------------------
                                               2003      2002       2003          2002
                                            ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .........       34,514     --      (376,002)     (425,314)
   Realized gain (loss) on investments ..       36,660     --    (5,003,659)   (1,871,169)
   Change in unrealized gain (loss)
      on investments ....................      115,457     --    27,655,755   (30,230,542)
   Reinvested capital gains .............        3,707     --            --            --
                                            ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      190,338     --    22,276,094   (32,527,025)
                                            ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,862,071     --       506,296     9,853,818
   Transfers between funds ..............   14,960,468     --   (15,656,984)  (23,319,233)
   Redemptions (note 3) .................     (582,252)    --    (7,723,124)  (51,575,813)
   Annuity benefits .....................       (1,230)    --       (37,245)      (29,683)
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (3,730)       (4,548)
   Contingent deferred sales charges
      (note 2) ..........................       (3,862)    --      (169,170)     (265,452)
   Adjustments to maintain reserves .....         (308)    --      (144,319)     (166,977)
                                            ----------    ---   -----------   -----------
         Net equity transactions ........   17,234,887     --   (23,228,276)  (65,507,888)
                                            ----------    ---   -----------   -----------

Net change in contract owners' equity ...   17,425,225     --      (952,182)  (98,034,913)
Contract owners' equity beginning
   of period ............................           --     --   117,523,192   215,558,105
                                            ----------    ---   -----------   -----------
Contract owners' equity end of period ...   17,425,225     --   116,571,010   117,523,192
                                            ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --    13,652,082    19,760,892
                                            ----------    ---   -----------   -----------
   Units purchased ......................    3,607,202     --        51,302       925,491
   Units redeemed .......................   (1,921,665)    --    (2,720,741)   (7,034,301)
                                            ----------    ---   -----------   -----------
   Ending units .........................    1,685,537     --    10,982,643    13,652,082
                                            ==========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPInt3                  ACVPUltra
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (232,973)    (186,417)    (114,859)     (27,469)
   Realized gain (loss) on investments ..      (890,040)    (520,994)     300,776     (765,494)
   Change in unrealized gain (loss)
      on investments ....................    11,522,819   (3,738,920)   1,788,190     (167,486)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,399,806   (4,446,331)   1,974,107     (960,449)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     8,966,612   12,011,037    3,874,722    2,059,687
   Transfers between funds ..............     5,653,968   28,723,519    7,326,262    3,654,235
   Redemptions (note 3) .................    (3,204,105)  (1,486,269)    (691,775)  (1,331,183)
   Annuity benefits .....................            --           --       (3,037)          --
   Annual contract maintenance charges
      (note 2) ..........................          (610)        (132)         (97)          (1)
   Contingent deferred sales charges
      (note 2) ..........................       (57,975)     (26,142)      (7,990)      (8,863)
   Adjustments to maintain reserves .....       131,888      147,751         (399)      (1,248)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    11,489,778   39,369,764   10,497,686    4,372,627
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    21,889,584   34,923,433   12,471,793    3,412,178
Contract owners' equity beginning
   of period ............................    34,923,433           --    3,412,178           --
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $56,813,017   34,923,433   15,883,971    3,412,178
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,339,185           --      427,070           --
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,929,664    4,491,934    2,230,184      507,766
   Units redeemed .......................    (1,530,172)    (152,749)  (1,057,774)     (80,696)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     5,738,677    4,339,185    1,599,480      427,070
                                            ===========   ==========   ==========   ==========

                                                 ACVPUltra2                ACVPVal
                                            -------------------   -------------------------
                                               2003       2002        2003          2002
                                            ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (36,419)   (2,029)     (803,590)   (1,393,909)
   Realized gain (loss) on investments ..       1,150    (5,561)  (11,453,737)   (3,706,212)
   Change in unrealized gain (loss)
      on investments ....................     492,031   (20,580)  112,313,929   (73,922,904)
   Reinvested capital gains .............          --        --            --    19,513,169
                                            ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     456,762   (28,170)  100,056,602   (59,509,856)
                                            ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,795,243   715,410    40,212,473   121,675,126
   Transfers between funds ..............     213,922   (19,623)    8,682,417    31,290,063
   Redemptions (note 3) .................     (37,519)   (1,715)  (30,265,743)  (37,009,582)
   Annuity benefits .....................          --        --       (55,597)      (34,970)
   Annual contract maintenance charges
      (note 2) ..........................          --        --        (6,990)       (4,820)
   Contingent deferred sales charges
      (note 2) ..........................        (666)       --      (563,147)     (576,090)
   Adjustments to maintain reserves .....        (106)       (9)       71,889         5,235
                                            ---------   -------   -----------   -----------
         Net equity transactions ........   1,970,874   694,063    18,075,302   115,344,962
                                            ---------   -------   -----------   -----------

Net change in contract owners' equity ...   2,427,636   665,893   118,131,904    55,835,106
Contract owners' equity beginning
   of period ............................     665,893        --   371,257,841   315,422,735
                                            ---------   -------   -----------   -----------
Contract owners' equity end of period ...   3,093,529   665,893   489,389,745   371,257,841
                                            =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      84,098        --    30,662,966    22,460,603
                                            ---------   -------   -----------   -----------
   Units purchased ......................     247,659    86,534    18,604,333     9,800,291
   Units redeemed .......................     (13,401)   (2,436)  (17,603,996)   (1,597,928)
                                            ---------   -------   -----------   -----------
   Ending units .........................     318,356    84,098    31,663,303    30,662,966
                                            =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ACVPVal2              BBTCapAp              BBTCapMAG             BBTGrInc
                                           ---------------------  --------------------  --------------------  --------------------
                                              2003        2002       2003       2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  (64,652)    (9,241)   (20,151)    (4,330)   (13,138)    (6,702)    15,144      6,567
   Realized gain (loss) on investments...      18,037     (1,557)    (1,079)    (1,430)   (23,664)    (6,807)   (13,786)    (3,948)
   Change in unrealized gain (loss)
      on investments ....................   1,603,879     10,938    501,715   (104,483)   329,842   (158,483)   546,992   (146,535)
   Reinvested capital gains .............          --         --         --         --         --     13,663         --         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   1,557,264        140    480,485   (110,243)   293,040   (158,329)   548,350   (143,916)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   3,783,259  2,344,124    634,073  1,180,095    333,536  1,306,713  1,338,537  1,563,868
   Transfers between funds ..............     436,614     42,124     (2,862)      (438)       649         --      5,120      3,602
   Redemptions (note 3) .................    (177,312)   (11,704)  (104,759)   (20,355)  (170,905)   (29,284)  (109,417)   (25,354)
   Annuity benefits .....................          --         --         --         --         --         --         --         --
   Annual contract maintenance charges
      (note 2) ..........................          --         --         --         --         --         --         --         --
   Contingent deferred sales charges
      (note 2) ..........................      (3,460)      (208)    (3,092)      (172)    (7,882)      (560)    (2,902)      (437)
   Adjustments to maintain reserves .....        (235)       (46)      (228)       (76)       (95)       (54)      (308)      (112)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
         Net equity transactions ........   4,038,866  2,374,290    523,132  1,159,054    155,303  1,276,815  1,231,030  1,541,567
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net change in contract owners' equity ...   5,596,130  2,374,430  1,003,617  1,048,811    448,343  1,118,486  1,779,380  1,397,651
Contract owners' equity beginning
   of period ............................   2,374,430         --  1,048,811         --  1,118,486         --  1,397,651         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $7,970,560  2,374,430  2,052,428  1,048,811  1,566,829  1,118,486  3,177,031  1,397,651
                                           ==========  =========  =========  =========  =========  =========  =========  =========
CHANGES IN UNITS:
   Beginning units ......................     276,263         --    126,777         --    141,508         --    173,232         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Units purchased ......................     519,970    277,611     69,447    128,972     42,290    144,610    165,012    175,989
   Units redeemed .......................     (63,528)    (1,348)   (12,269)    (2,195)   (23,705)    (3,102)   (15,561)    (2,757)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Ending units .........................     732,705    276,263    183,955    126,777    160,093    141,508    322,683    173,232
                                           ==========  =========  =========  =========  =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  BBTLgCoGr                CSGPVen
                                            --------------------   ----------------------
                                               2003        2002       2003        2002
                                            ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $  (18,240)   (3,812)    (36,003)     (59,921)
   Realized gain (loss) on investments...      (13,956)   (2,494)   (329,887)    (654,877)
   Change in unrealized gain (loss)
      on investments ....................      349,913   (87,632)  1,734,142   (1,839,506)
   Reinvested capital gains .............           --        --          --           --
                                            ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      317,717   (93,938)  1,368,252   (2,554,304)
                                            ----------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      627,121   855,450      (4,326)      54,980
   Transfers between funds ..............          (22)       --    (433,771)  (1,939,144)
   Redemptions (note 3) .................      (35,776)  (10,754)   (398,971)    (500,965)
   Annuity benefits .....................           --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................           --        --         (71)         (85)
   Contingent deferred sales charges
      (note 2) ..........................         (720)     (103)    (11,302)      (8,761)
   Adjustments to maintain reserves .....         (262)     (148)     (4,034)         786
                                            ----------   -------   ---------   ----------
         Net equity transactions ........      590,341   844,445    (852,475)  (2,393,189)
                                            ----------   -------   ---------   ----------
Net change in contract owners' equity ...      908,058   750,507     515,777   (4,947,493)
Contract owners' equity beginning
   of period ............................      750,507        --   3,626,422    8,573,915
                                            ----------   -------   ---------   ----------
Contract owners' equity end of period ...   $1,658,565   750,507   4,142,199    3,626,422
                                            ==========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ......................      106,392        --     572,102      881,184
                                            ----------   -------   ---------   ----------
   Units purchased ......................       87,522   107,713         544        7,125
   Units redeemed .......................       (7,532)   (1,321)   (124,994)    (316,207)
                                            ----------   -------   ---------   ----------
   Ending units .........................      186,382   106,392     447,652      572,102
                                            ==========   =======   =========   ==========

                                                    CSIntFoc                  CSLCapV
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (43,997)    (130,246)     (38,451)     (21,834)
   Realized gain (loss) on investments...     (414,687)     405,561     (440,817)    (213,404)
   Change in unrealized gain (loss)
      on investments ....................    2,783,606   (2,715,624)   3,421,741   (4,689,583)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,324,922   (2,440,309)   2,942,473   (4,924,821)
                                            ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        7,577       95,306      240,886      285,138
   Transfers between funds ..............     (978,695)  (3,238,592)    (311,936)  (1,000,986)
   Redemptions (note 3) .................     (669,844)  (1,170,686)  (1,733,593)  (2,234,926)
   Annuity benefits .....................       (1,981)      (1,743)          --           --
   Annual contract maintenance charges
      (note 2) ..........................          (85)         (91)        (263)        (265)
   Contingent deferred sales charges
      (note 2) ..........................      (13,099)     (20,942)     (28,234)     (37,559)
   Adjustments to maintain reserves .....       (6,185)      (2,431)      (1,338)         949
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,662,312)  (4,339,179)  (1,834,478)  (2,987,649)
                                            ----------   ----------   ----------   ----------
Net change in contract owners' equity ...      662,610   (6,779,488)   1,107,995   (7,912,470)
Contract owners' equity beginning
   of period ............................    8,755,098   15,534,586   13,953,162   21,865,632
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...    9,417,708    8,755,098   15,061,157   13,953,162
                                            ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................    1,294,997    1,823,262    1,401,028    1,671,364
                                            ----------   ----------   ----------   ----------
   Units purchased ......................          802       11,671      192,486       26,123
   Units redeemed .......................     (239,209)    (539,936)    (372,348)    (296,459)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,056,590    1,294,997    1,221,166    1,401,028
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DryELeadS           DrySmCapIxS           DrySRGroS              DrySRGro
                                           -------------------  ----------------------  ----------------  ------------------------
                                              2003       2002      2003        2002       2003     2002       2003         2002
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $  (16,332)  (1,346)   (158,389)    (37,669)  (4,243)    (494)  (1,315,993)  (1,563,448)
   Realized gain (loss) on investments...      11,273      269   2,315,489    (145,530)     (56)     (89) (31,002,625) (31,632,731)
   Change in unrealized gain (loss)
      on investments ....................     357,676    3,408   3,461,617      41,590   54,429   (6,227)  60,627,660  (28,139,109)
   Reinvested capital gains .............          --       --     204,927          --       --       --           --           --
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     352,617    2,331   5,823,644    (141,609)  50,130   (6,810)  28,309,042  (61,335,288)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     624,875  292,410   7,819,888  10,486,151  195,941  110,745    6,653,308   13,839,102
   Transfers between funds ..............     111,095    3,061  20,799,972     650,222   (1,971)      --   (8,645,842) (27,309,383)
   Redemptions (note 3) .................     (35,253)    (312) (2,425,236) (1,642,696)  (7,695)  (6,416) (10,793,344) (17,481,166)
   Annuity benefits .....................          --       --     (12,832)       (191)      --       --      (37,084)     (20,204)
   Annual contract maintenance charges
      (note 2) ..........................          --       --        (241)         (2)      --       --      (24,135)     (28,748)
   Contingent deferred sales charges
      (note 2) ..........................        (178)      --     (30,060)    (10,367)    (561)    (305)    (256,875)    (355,416)
   Adjustments to maintain reserves .....         (83)     (13)      7,764      (7,251)     (25)      (2)    (186,634)     100,739
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
         Net equity transactions ........     700,456  295,146  26,159,255   9,475,866  185,689  104,022  (13,290,606) (31,255,076)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Net change in contract owners' equity ...   1,053,073  297,477  31,982,899   9,334,257  235,819   97,212   15,018,436  (92,590,364)
Contract owners' equity beginning
   of period ............................     297,477       --   9,334,257          --   97,212       --  124,732,029  217,322,393
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Contract owners' equity end of period ...  $1,350,550  297,477  41,317,156   9,334,257  333,031   97,212  139,750,465  124,732,029
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

CHANGES IN UNITS:
   Beginning units ......................      38,847       --   1,223,668          --   12,952       --   15,948,771   19,487,708
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Units purchased ......................      97,998   38,888   7,791,273   1,380,965   25,658   13,661    3,706,169    1,582,340
   Units redeemed .......................     (14,719)     (41) (5,069,771)   (157,297)  (2,602)    (709)  (5,298,063)  (5,121,277)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Ending units .........................     122,126   38,847   3,945,170   1,223,668   36,008   12,952   14,356,877   15,948,771
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryStkIx                    DryVIFApp
                                           -----------------------------  ------------------------
                                                 2003           2002          2003        2002
                                           --------------  -------------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $    3,209,920      2,153,528      414,015      (62,503)
   Realized gain (loss) on investments...     (72,317,275)   (67,584,771)  (7,950,497) (10,859,382)
   Change in unrealized gain (loss)
      on investments ....................     289,514,476   (215,953,952)  36,817,443  (22,402,153)
   Reinvested capital gains .............              --             --           --           --
                                           --------------  -------------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     220,407,121   (281,385,195)  29,280,961  (33,324,038)
                                           --------------  -------------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      67,281,477    154,818,089   13,109,647   28,437,997
   Transfers between funds ..............     (19,221,419)   (74,493,773)  (2,726,456)  (7,280,512)
   Redemptions (note 3) .................     (73,287,661)  (115,073,948) (12,103,228) (18,224,482)
   Annuity benefits......................        (119,771)      (141,061)     (81,652)     (42,149)
   Annual contract maintenance charges
      (note 2)...........................         (53,233)       (58,478)      (8,313)      (9,258)
   Contingent deferred sales charges
      (note 2) ..........................      (1,484,455)    (1,900,950)    (224,127)    (318,292)
   Adjustments to maintain reserves .....        (131,763)      (398,576)      18,711      (40,843)
                                           --------------  -------------  -----------  -----------
         Net equity transactions.........     (27,016,825)   (37,248,697)  (2,015,418)   2,522,461
                                           --------------  -------------  -----------  -----------

Net change in contract owners' equity....     193,390,296   (318,633,892)  27,265,543  (30,801,577)
Contract owners' equity beginning
   of period ............................     865,868,613  1,184,502,505  147,869,385  178,670,962
                                           --------------  -------------  -----------  -----------
Contract owners' equity end of
   period ...............................  $1,059,258,909    865,868,613  175,134,928  147,869,385
                                           ==============  =============  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................      95,354,292     99,494,839   14,518,204   14,326,910
                                           --------------  -------------  -----------  -----------
   Units purchased ......................      30,479,020     18,447,147    5,067,288      281,740
   Units redeemed .......................     (33,647,710)   (22,587,694)  (5,217,018)     (90,446)
                                           --------------  -------------  -----------  -----------
   Ending units .........................      92,185,602     95,354,292   14,368,474   14,518,204
                                           ==============  =============  ===========  ===========

                                                  DryVIFAppS        DryVIFDevLd
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........     (9,170)     6,226   (4,617)    (874)
   Realized gain (loss) on investments...      4,752       (435)    (510)    (664)
   Change in unrealized gain (loss)
      on investments ....................    484,710    (29,089)  83,598   (3,484)
   Reinvested capital gains .............         --         --       --       --
                                           ---------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    480,292    (23,298)  78,471   (5,022)
                                           ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........  1,956,680  1,045,607   84,088  218,433
   Transfers between funds ..............     33,931    (11,860)     (33)      --
   Redemptions (note 3) .................    (63,881)    (2,745)  (1,986)  (2,460)
   Annuity benefits......................         --         --       --       --
   Annual contract maintenance charges
      (note 2)...........................         --         --       --       --
   Contingent deferred sales charges
      (note 2) ..........................       (982)        --      (65)    (161)
   Adjustments to maintain reserves .....       (109)       (31)     (76)     (33)
                                           ---------  ---------  -------  -------
         Net equity transactions.........  1,925,639  1,030,971   81,928  215,779
                                           ---------  ---------  -------  -------

Net change in contract owners' equity....  2,405,931  1,007,673  160,399  210,757
Contract owners' equity beginning
   of period ............................  1,007,673         --  210,757       --
                                           ---------  ---------  -------  -------
Contract owners' equity end of
   period ...............................  3,413,604  1,007,673  371,156  210,757
                                           =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    120,876         --   27,276       --
                                           ---------  ---------  -------  -------
   Units purchased ......................    247,553    122,541    9,105   27,580
   Units redeemed .......................    (23,298)    (1,665)    (200)    (304)
                                           ---------  ---------  -------  -------
   Ending units .........................    345,131    120,876   36,181   27,276
                                           =========  =========  =======  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryVIFIntVal        FedAmLeadS            FedCapApS              FedHiIncS
                                             -----------------   -----------------   -------------------   ---------------------
                                               2003      2002      2003      2002       2003       2002       2003        2002
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    438      276    (4,108)     (510)    (13,847)   (1,792)    102,067      (3,375)
   Realized gain (loss) on investments ...     (1,409)    (743)    1,097     1,264       4,112       (14)     74,770          48
   Change in unrealized gain (loss)
      on investments .....................     96,295   (6,285)  121,084       688     213,489    (1,722)    555,564      33,315
   Reinvested capital gains ..............         --       --        --        --          --        --          --          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     95,324   (6,752)  118,073     1,442     203,754    (3,528)    732,401      29,988
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    218,798   80,672   363,840   132,673     555,615   448,240   4,345,259   1,100,221
   Transfers between funds ...............     (1,120)     463    28,615        --      95,828       176     754,565      21,479
   Redemptions (note 3) ..................     (5,634)  (3,922)  (11,600)       --     (38,086)     (765)   (156,277)    (21,373)
   Annuity benefits ......................         --       --        --        --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (172)    (256)      (35)       --        (538)       --      (3,136)         --
   Adjustments to maintain reserves ......        (11)      (8)      (48)       (5)        (33)      (38)       (211)        (24)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
         Net equity transactions .........    211,861   76,949   380,772   132,668     612,786   447,613   4,940,200   1,100,303
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Net change in contract owners' equity ....    307,185   70,197   498,845   134,110     816,540   444,085   5,672,601   1,130,291
Contract owners' equity beginning
   of period .............................     70,197       --   134,110        --     444,085        --   1,130,291          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $377,382   70,197   632,955   134,110   1,260,625   444,085   6,802,892   1,130,291
                                             ========   ======   =======   =======   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      8,057       --    16,666        --      54,725        --     118,039          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Units purchased .......................     25,037    8,429    52,154    16,666      81,191    54,818     603,072     120,246
   Units redeemed ........................       (881)    (372)   (5,849)       --      (8,132)      (93)   (126,993)     (2,207)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Ending units ..........................     32,213    8,057    62,971    16,666     127,784    54,725     594,118     118,039
                                             ========   ======   =======   =======   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FedQualBd                   FedQualBdS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $  9,457,505     5,466,023       68,980     (15,329)
   Realized gain (loss) on investments ...      7,041,322     2,847,877       49,972      11,346
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)   14,294,870       66,593     118,830
   Reinvested capital gains ..............             --     3,527,253           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,886,129    26,136,023      185,545     114,847
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     70,734,000   128,763,804   10,048,778   4,058,836
   Transfers between funds ...............    (30,257,419)   71,946,936   (1,270,391)     45,561
   Redemptions (note 3) ..................    (46,620,250)  (40,047,918)    (504,510)    (26,616)
   Annuity benefits ......................       (218,968)      (74,955)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (3,019)       (1,306)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (671,540)     (550,614)      (4,877)         --
   Adjustments to maintain reserves ......       (170,052)      109,397         (618)        (28)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........     (7,207,248)  160,145,344    8,268,382   4,077,753
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      6,678,881   186,281,367    8,453,927   4,192,600
Contract owners' equity beginning
   of period .............................    418,918,133   232,636,766    4,192,600          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $425,597,014   418,918,133   12,646,527   4,192,600
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     33,983,812    20,337,003      393,660          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     18,046,765    15,916,826    1,025,655     396,196
   Units redeemed ........................    (18,630,094)   (2,270,017)    (261,281)     (2,536)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     33,400,483    33,983,812    1,158,034     393,660
                                             ============   ===========   ==========   =========

                                                     FidVIPEIS                   FidVIPEI2
                                             --------------------------   ----------------------
                                                 2003          2002          2003         2002
                                             -----------   ------------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     2,957,135      2,636,141      (96,560)    (12,694)
   Realized gain (loss) on investments ...   (40,830,053)   (21,941,895)     (22,557)      2,909
   Change in unrealized gain (loss)
      on investments .....................   216,526,362   (132,146,951)   3,129,669      (4,057)
   Reinvested capital gains ..............            --     14,786,371           --          --
                                             -----------   ------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   178,653,444   (136,666,334)   3,055,666     (13,842)
                                             -----------   ------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    64,854,038    150,881,618    8,370,813   3,594,297
   Transfers between funds ...............    48,190,726    (11,384,623)     437,918      60,792
   Redemptions (note 3) ..................   (55,923,331)   (65,808,487)    (328,496)    (18,236)
   Annuity benefits ......................      (135,363)      (103,261)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (10,528)        (9,775)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (958,714)      (997,436)      (2,048)       (205)
   Adjustments to maintain reserves ......        (8,175)      (196,318)        (299)        (55)
                                             -----------   ------------   ----------   ---------
         Net equity transactions .........    56,008,653     72,381,718    8,477,888   3,636,593
                                             -----------   ------------   ----------   ---------

Net change in contract owners' equity ....   234,662,097    (64,284,616)  11,533,554   3,622,751
Contract owners' equity beginning
   of period .............................   601,917,634    666,202,250    3,622,751          --
                                             -----------   ------------   ----------   ---------
Contract owners' equity end of period ....   836,579,731    601,917,634   15,156,305   3,622,751
                                             ===========   ============   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    60,212,580     54,589,794      443,769          --
                                             -----------   ------------   ----------   ---------
   Units purchased .......................    27,071,472      7,525,848    1,106,984     445,972
   Units redeemed ........................   (22,364,068)    (1,903,062)     (96,915)     (2,203)
                                             -----------   ------------   ----------   ---------
   Ending units ..........................    64,919,984     60,212,580    1,453,838     443,769
                                             ===========   ============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                  FidVIPGr2
                                             ----------------------------   ---------------------
                                                  2003           2002          2003        2002
                                             -------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (5,853,614)    (7,043,658)    (73,170)     (4,734)
   Realized gain (loss) on investments ...    (137,589,464)  (148,576,507)     20,004        (259)
   Change in unrealized gain (loss)
      on investments .....................     305,059,557   (116,016,093)  1,241,220     (48,224)
   Reinvested capital gains ..............              --             --          --          --
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     161,616,479   (271,636,258)  1,188,054     (53,217)
                                             -------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      36,005,367     84,541,132   3,313,085   1,502,545
   Transfers between funds ...............      (1,208,425)   (96,878,272)     96,499      71,694
   Redemptions (note 3) ..................     (45,629,834)   (72,771,471)   (120,097)    (16,749)
   Annuity benefits ......................        (131,451)      (126,329)         --          --
   Annual contract maintenance charges
      (note 2) ...........................         (28,506)       (31,691)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (1,026,702)    (1,292,721)       (526)         --
   Adjustments to maintain reserves ......        (202,616)      (298,141)       (158)        (31)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (12,222,167)   (86,857,493)  3,288,803   1,557,459
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....     149,394,312   (358,493,751)  4,476,857   1,504,242
Contract owners' equity beginning
   of period .............................     534,839,113    893,332,864   1,504,242          --
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 684,233,425    534,839,113   5,981,099   1,504,242
                                             =============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      60,318,635     69,067,055     202,676          --
                                             -------------   ------------   ---------   ---------
   Units purchased .......................      22,837,358      8,690,088     456,810     204,810
   Units redeemed ........................     (24,214,710)   (17,438,508)    (40,230)     (2,134)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      58,941,283     60,318,635     619,256     202,676
                                             =============   ============   =========   =========

                                                      FidVIPHIS                   FidVIPOvS
                                             -------------------------   -------------------------
                                                 2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........    11,852,743    16,113,095      (176,474)     (355,166)
   Realized gain (loss) on investments ...    22,384,181   (42,376,399)   (3,076,782)    3,578,081
   Change in unrealized gain (loss)
      on investments .....................    24,568,742    31,295,351    23,651,221   (17,458,398)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    58,805,666     5,032,047    20,397,965   (14,235,483)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,110,907    26,460,320       537,425     5,331,334
   Transfers between funds ...............    70,065,598     8,164,541    (7,727,998)  (29,957,379)
   Redemptions (note 3) ..................   (26,465,680)  (23,439,729)   (4,302,100)   (8,454,586)
   Annuity benefits ......................       (29,096)      (16,151)      (10,721)      (22,501)
   Annual contract maintenance charges
      (note 2) ...........................        (3,442)       (3,062)       (1,103)       (1,315)
   Contingent deferred sales charges
      (note 2) ...........................      (376,102)     (324,931)      (92,362)     (151,610)
   Adjustments to maintain reserves ......        42,675       (25,743)      (83,871)      (20,491)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    69,344,860    10,815,245   (11,680,730)  (33,276,548)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....   128,150,526    15,847,292     8,717,235   (47,512,031)
Contract owners' equity beginning
   of period .............................   195,960,259   180,112,967    59,864,349   107,376,380
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   324,110,785   195,960,259    68,581,584    59,864,349
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    26,938,971    25,533,687     7,674,047    10,843,987
                                             -----------   -----------   -----------   -----------
   Units purchased .......................    58,315,696     1,972,574        43,998       510,873
   Units redeemed ........................   (49,926,819)     (567,290)   (1,544,133)   (3,680,813)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    35,327,848    26,938,971     6,173,912     7,674,047
                                             ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPOvS2R               FidVIPOvSR
                                             ----------------------   -----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (64,500)     (6,107)    (195,934)     (95,583)
   Realized gain (loss) on investments ...       54,812         (21)    (302,818)    (243,392)
   Change in unrealized gain (loss)
      on investments .....................    2,035,086     (39,923)  14,003,683   (2,512,530)
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,025,398     (46,051)  13,504,931   (2,851,505)
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    3,554,446   1,579,784    7,214,455    7,684,792
   Transfers between funds ...............        4,793      29,074   19,016,865   14,010,136
   Redemptions (note 3) ..................     (152,954)     (5,051)  (1,809,731)    (968,865)
   Annuity benefits ......................           --          --         (131)          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (340)         (41)
   Contingent deferred sales charges
      (note 2) ...........................         (563)         --      (27,411)     (12,736)
   Adjustments to maintain reserves ......         (187)        (37)     108,398       56,856
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,405,535   1,603,770   24,502,105   20,770,142
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    5,430,933   1,557,719   38,007,036   17,918,637
Contract owners' equity beginning
   of period .............................    1,557,719          --   17,918,637           --
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $6,988,652   1,557,719   55,925,673   17,918,637
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      202,377          --    2,316,895           --
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      513,879     203,010    3,791,072    2,415,941
   Units redeemed ........................      (69,664)       (633)  (1,001,934)     (99,046)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      646,592     202,377    5,106,033    2,316,895
                                             ==========   =========   ==========   ==========

                                                     FidVIPConS                 FidVIPCon2
                                             -------------------------   ----------------------
                                                2003           2002         2003         2002
                                             -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (4,507,583)   (2,212,692)    (140,236)     (9,700)
   Realized gain (loss) on investments ...   (23,220,747)  (31,729,685)      31,589      (1,916)
   Change in unrealized gain (loss)
      on investments .....................   162,538,409   (25,397,539)   2,412,240     (30,169)
   Reinvested capital gains ..............            --            --           --          --
                                             -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   134,810,079   (59,339,916)   2,303,593     (41,785)
                                             -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    49,277,631    70,407,167    7,027,821   2,968,149
   Transfers between funds ...............    10,604,840    (4,051,205)     604,330     (13,261)
   Redemptions (note 3) ..................   (41,625,713)  (53,410,589)    (184,112)     (5,461)
   Annuity benefits ......................      (198,300)     (150,231)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (24,206)      (25,386)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (870,693)   (1,003,594)      (1,778)         --
   Adjustments to maintain reserves ......        (7,151)      (10,314)        (264)        (44)
                                             -----------   -----------   ----------   ---------
         Net equity transactions .........    17,156,408    11,755,848    7,445,997   2,949,383
                                             -----------   -----------   ----------   ---------

Net change in contract owners' equity ....   151,966,487   (47,584,068)   9,749,590   2,907,598
Contract owners' equity beginning
   of period .............................   504,163,409   551,747,477    2,907,598          --
                                             -----------   -----------   ----------   ---------
Contract owners' equity end of period ....   656,129,896   504,163,409   12,657,188   2,907,598
                                             ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    45,313,610    44,175,712      337,942          --
                                             -----------   -----------   ----------   ---------
   Units purchased .......................    14,260,004     1,649,247      897,404     340,060
   Units redeemed ........................   (13,015,979)     (511,349)     (67,188)     (2,118)
                                             -----------   -----------   ----------   ---------
   Ending units ..........................    46,557,635    45,313,610    1,168,158     337,942
                                             ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 FidVIPIGBdS             FidVIPGrOpS
                                             ------------------   -------------------------
                                                 2003      2002       2003          2002
                                             -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (34,382)   --       (389,580)     (115,121)
   Realized gain (loss) on investments ...         5,836    --    (14,286,860)  (22,291,250)
   Change in unrealized gain (loss)
      on investments .....................       149,709    --     36,481,667    (7,084,177)
   Reinvested capital gains ..............            --    --             --            --
                                             -----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       121,163    --     21,805,227   (29,490,548)
                                             -----------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,071,887    --      2,356,973     6,502,305
   Transfers between funds ...............     9,379,418    --     (6,408,512)  (13,737,233)
   Redemptions (note 3) ..................      (293,119)   --     (8,538,150)  (12,174,989)
   Annuity benefits ......................        (1,314)   --        (18,518)      (30,823)
   Annual contract maintenance charges
      (note 2) ...........................            (6)   --         (2,326)       (2,572)
   Contingent deferred sales charges
      (note 2) ...........................        (1,022)   --       (174,358)     (219,268)
   Adjustments to maintain reserves ......           469    --        (10,477)      (33,830)
                                             -----------   ---    -----------   -----------
         Net equity transactions .........    11,156,313    --    (12,795,368)  (19,696,410)
                                             -----------   ---    -----------   -----------

Net change in contract owners' equity ....    11,277,476    --      9,009,859   (49,186,958)
Contract owners' equity beginning
   of period .............................            --    --     87,038,767   136,225,725
                                             -----------   ---    -----------   -----------
Contract owners' equity end of period ....   $11,277,476    --     96,048,626    87,038,767
                                             ===========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................            --    --     12,480,171    15,069,734
                                             -----------   ---    -----------   -----------
   Units purchased .......................     1,507,694    --      1,335,597       867,501
   Units redeemed ........................      (430,530)   --     (3,074,674)   (3,457,064)
                                             -----------   ---    -----------   -----------
   Ending units ..........................     1,077,164    --     10,741,094    12,480,171
                                             ===========   ===    ===========   ===========

                                                  FidVIPMCap2               FidVIPValS
                                             ---------------------   -----------------------
                                                2003        2002         2003         2002
                                             ---------   ---------   -----------   ---------
Investment activity:
   Net investment income (loss) ..........     (81,089)     (5,730)     (279,775)    (16,031)
   Realized gain (loss) on investments ...      10,676        (984)    6,752,263    (125,551)
   Change in unrealized gain (loss)
      on investments .....................   1,878,669      14,767     1,985,566    (719,815)
   Reinvested capital gains ..............          --          --       293,422          --
                                             ---------   ---------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,808,256       8,053     8,751,476    (861,397)
                                             ---------   ---------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   3,529,924   1,765,544     4,996,329   1,368,105
   Transfers between funds ...............     594,687      41,462    30,004,669   6,334,864
   Redemptions (note 3) ..................    (118,471)     (4,569)   (1,891,915)   (135,161)
   Annuity benefits ......................          --          --        (8,806)     (2,211)
   Annual contract maintenance charges
      (note 2) ...........................          --          --           (98)         (2)
   Contingent deferred sales charges
      (note 2) ...........................      (1,623)         --       (28,192)       (559)
   Adjustments to maintain reserves ......        (190)        (28)      (24,605)       (471)
                                             ---------   ---------   -----------   ---------
         Net equity transactions .........   4,004,327   1,802,409    33,047,382   7,564,565
                                             ---------   ---------   -----------   ---------

Net change in contract owners' equity ....   5,812,583   1,810,462    41,798,858   6,703,168
Contract owners' equity beginning
   of period .............................   1,810,462          --     6,703,168          --
                                             ---------   ---------   -----------   ---------
Contract owners' equity end of period ....   7,623,045   1,810,462    48,502,026   6,703,168
                                             =========   =========   ===========   =========

CHANGES IN UNITS:
   Beginning units .......................     211,852          --       897,365          --
                                             ---------   ---------   -----------   ---------
   Units purchased .......................     482,447     212,386    14,039,508     912,839
   Units redeemed ........................     (37,317)       (534)  (10,785,092)    (15,474)
                                             ---------   ---------   -----------   ---------
   Ending units ..........................     656,982     211,852     4,151,781     897,365
                                             =========   =========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPValS2              FHCapAp
                                             --------------------   --------------------
                                                2003        2002       2003       2002
                                             ----------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ..........   $  (24,057)   (1,774)     (4,838)    (1,487)
   Realized gain (loss) on investments ...      176,805        89      (1,226)   (14,431)
   Change in unrealized gain (loss)
      on investments .....................      458,030    (9,475)    311,278   (107,556)
   Reinvested capital gains ..............       10,081        --          --         --
                                             ----------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      620,859   (11,160)    305,214   (123,474)
                                             ----------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      811,914   424,246     127,146    221,382
   Transfers between funds ...............      253,649    34,567      74,214     12,816
   Redemptions (note 3) ..................      (33,735)       --     (17,698)   (28,251)
   Annuity benefits ......................           --        --          --         --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --         --
   Contingent deferred sales charges
      (note 2) ...........................         (375)       --        (121)      (310)
   Adjustments to maintain reserves ......          (81)      (31)        (95)      (143)
                                             ----------   -------   ---------   --------
         Net equity transactions .........    1,031,372   458,782     183,446    205,494
                                             ----------   -------   ---------   --------

Net change in contract owners' equity ....    1,652,231   447,622     488,660     82,020
Contract owners' equity beginning
   of period .............................      447,622        --     635,306    553,286
                                             ----------   -------   ---------   --------
Contract owners' equity end of period ....   $2,099,853   447,622   1,123,966    635,306
                                             ==========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units .......................       59,983        --      71,602     50,748
                                             ----------   -------   ---------   --------
   Units purchased .......................      178,722    59,983      20,443     23,099
   Units redeemed ........................      (56,656)       --      (2,456)    (2,245)
                                             ----------   -------   ---------   --------
   Ending units ..........................      182,049    59,983      89,589     71,602
                                             ==========   =======   =========   ========

                                                    FHGrInc                 GVITCVal
                                             ---------------------   ------------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     (13,413)     (4,736)      59,023        59,477
   Realized gain (loss) on investments ...     (28,858)    (42,807)  (3,489,008)  (18,031,809)
   Change in unrealized gain (loss)
      on investments .....................     480,815    (271,924)  14,454,074     6,523,419
   Reinvested capital gains ..............          --         759           --            --
                                             ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     438,544    (318,708)  11,024,089   (11,448,913)
                                             ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     477,443   1,214,737    5,147,961     5,797,278
   Transfers between funds ...............      87,598       2,407    8,018,068    (2,189,198)
   Redemptions (note 3) ..................    (134,190)    (88,978)  (3,160,411)   (4,657,278)
   Annuity benefits ......................          --          --      (11,511)       (4,186)
   Annual contract maintenance charges
      (note 2) ...........................          --          --         (828)         (587)
   Contingent deferred sales charges
      (note 2) ...........................      (3,784)     (1,515)     (47,211)      (66,784)
   Adjustments to maintain reserves ......       1,701        (344)      (7,321)       (7,073)
                                             ---------   ---------   ----------   -----------
         Net equity transactions .........     428,768   1,126,307    9,938,747    (1,127,828)
                                             ---------   ---------   ----------   -----------

Net change in contract owners' equity ....     867,312     807,599   20,962,836   (12,576,741)
Contract owners' equity beginning
   of period .............................   1,423,866     616,267   33,282,240    45,858,981
                                             ---------   ---------   ----------   -----------
Contract owners' equity end of period ....   2,291,178   1,423,866   54,245,076    33,282,240
                                             =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     190,512      60,994    4,287,245     4,369,756
                                             ---------   ---------   ----------   -----------
   Units purchased .......................      93,260     138,341    2,945,787       455,909
   Units redeemed ........................     (42,769)     (8,823)  (1,862,014)     (538,420)
                                             ---------   ---------   ----------   -----------
   Ending units ..........................     241,003     190,512    5,371,018     4,287,245
                                             =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIntVal3            GVITDMidCapI
                                                ------------------   -------------------------
                                                    2003      2002       2003          2002
                                                -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   (24,580)    --    (1,538,275)   (1,537,589)
   Realized gain (loss) on investments ......       886,538     --    (7,053,738)   (7,973,216)
   Change in unrealized gain (loss) on
      investments ...........................       475,421     --    68,228,073   (28,950,884)
   Reinvested capital gains .................            --     --         1,510     1,574,265
                                                -----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,337,379     --    59,637,570   (36,887,424)
                                                -----------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................       341,824     --    24,079,746    66,481,866
   Transfers between funds ..................     4,671,715     --    11,446,453    10,740,488
   Redemptions (note 3) .....................       (66,034)    --   (16,068,806)  (18,939,135)
   Annuity benefits .........................            --     --       (66,880)      (45,645)
   Annual contract maintenance charges
      (note 2) ..............................            --     --        (3,998)       (2,908)
   Contingent deferred sales charges
      (note 2) ..............................        (1,251)    --      (276,642)     (294,652)
   Adjustments to maintain reserves .........         1,622     --        44,911        (7,703)
                                                -----------    ---   -----------   -----------
         Net equity transactions ............     4,947,876     --    19,154,784    57,932,311
                                                -----------    ---   -----------   -----------

Net change in contract owners' equity .......     6,285,255     --    78,792,354    21,044,887
Contract owners' equity beginning of
   period ...................................            --     --   184,239,964   163,195,077
                                                -----------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 6,285,255     --   263,032,318   184,239,964
                                                ===========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................            --     --    14,362,198    10,642,272
                                                -----------    ---   -----------   -----------
   Units purchased ..........................     5,645,277     --     8,932,238     4,452,570
   Units redeemed ...........................    (5,186,792)    --    (7,895,567)     (732,644)
                                                -----------    ---   -----------   -----------
   Ending units .............................       458,485     --    15,398,869    14,362,198
                                                ===========    ===   ===========   ===========

                                                      GVITEmMrkts              GVITEmMrkts3
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (20,148)     (84,637)    (123,163)     (20,036)
   Realized gain (loss) on investments ......    (182,123)      47,811    1,425,871     (556,651)
   Change in unrealized gain (loss) on
      investments ...........................   2,015,695   (1,425,060)   8,314,911     (666,973)
   Reinvested capital gains .................          --           --           --           --
                                                ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,813,424   (1,461,886)   9,617,619   (1,243,660)
                                                ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................      26,082    1,102,141    2,586,000    3,241,414
   Transfers between funds ..................    (531,852)    (614,993)  14,341,938    8,303,983
   Redemptions (note 3) .....................    (274,119)    (886,311)  (1,501,704)    (408,661)
   Annuity benefits .........................      (8,490)      (5,369)          --           --
   Annual contract maintenance charges
      (note 2) ..............................        (153)        (159)        (143)         (21)
   Contingent deferred sales charges
      (note 2) ..............................      (6,425)     (14,249)     (37,171)      (3,431)
   Adjustments to maintain reserves .........         128          142        3,143        2,704
                                                ---------   ----------   ----------   ----------
         Net equity transactions ............    (794,829)    (418,798)  15,392,063   11,135,988
                                                ---------   ----------   ----------   ----------

Net change in contract owners' equity .......   1,018,595   (1,880,684)  25,009,682    9,892,328
Contract owners' equity beginning of
   period ...................................   3,467,608    5,348,292    9,892,328           --
                                                ---------   ----------   ----------   ----------
Contract owners' equity end of period .......   4,486,203    3,467,608   34,902,010    9,892,328
                                                =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     515,037      688,788    1,318,331           --
                                                ---------   ----------   ----------   ----------
   Units purchased ..........................      16,383      479,749    2,669,042    1,363,399
   Units redeemed ...........................    (124,767)    (653,500)  (1,138,232)     (45,068)
                                                ---------   ----------   ----------   ----------
   Ending units .............................     406,653      515,037    2,849,141    1,318,331
                                                =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITFHiInc              GVITGlFin1
                                                --------------------------   ----------------
                                                    2003           2002       2003      2002
                                                ------------   -----------   ------   -------
Investment activity:
   Net investment income (loss) .............   $ 11,281,596     8,710,088     (182)      (96)
   Realized gain (loss) on investments ......      2,031,017    (9,370,539)   4,008       222
   Change in unrealized gain (loss) on
      investments ...........................     19,103,214     3,033,779    1,626     2,313
   Reinvested capital gains .................             --            --    3,062        --
                                                ------------   -----------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     32,415,827     2,373,328    8,514     2,439
                                                ------------   -----------   ------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     19,713,725    29,197,984   15,896    47,769
   Transfers between funds ..................     30,693,333    26,422,982       --        --
   Redemptions (note 3) .....................    (16,550,572)  (15,301,933)  (8,748)  (25,344)
   Annuity benefits .........................        (23,924)      (51,505)  (6,072)   (2,230)
   Annual contract maintenance charges
      (note 2) ..............................         (1,278)         (643)      --        --
   Contingent deferred sales charges
      (note 2) ..............................       (236,002)     (178,883)      --        --
   Adjustments to maintain reserves .........        (28,454)       34,327        7         3
                                                ------------   -----------   ------   -------
         Net equity transactions ............     33,566,828    40,122,329    1,083    20,198
                                                ------------   -----------   ------   -------

Net change in contract owners' equity .......     65,982,655    42,495,657    9,597    22,637
Contract owners' equity beginning of
   period ...................................    138,055,464    95,559,807   22,637        --
                                                ------------   -----------   ------   -------
Contract owners' equity end of period .......   $204,038,119   138,055,464   32,234    22,637
                                                ============   ===========   ======   =======

CHANGES IN UNITS:
   Beginning units ..........................     13,477,703     9,462,395    2,635        --
                                                ------------   -----------   ------   -------
   Units purchased ..........................     21,012,937     4,881,629      677     2,905
   Units redeemed ...........................    (17,965,985)     (866,321)    (626)     (270)
                                                ------------   -----------   ------   -------
   Ending units .............................     16,524,655    13,477,703    2,686     2,635
                                                ============   ===========   ======   =======

                                                      GVITGlFin3          GVITGlHlth
                                                ---------------------   --------------
                                                  2003        2002       2003     2002
                                                ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) .............     (19,708)    (11,374)     (252)    --
   Realized gain (loss) on investments ......     130,809      20,341       388     --
   Change in unrealized gain (loss) on
      investments ...........................     522,299      21,644    (2,408)    --
   Reinvested capital gains .................     517,212          --     7,076     --
                                                ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,612      30,611     4,804     --
                                                ---------   ---------   -------    ---
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     763,758     659,730   112,401     --
   Transfers between funds ..................   1,497,125   1,765,580        --     --
   Redemptions (note 3) .....................    (296,640)    (85,802)  (55,623)    --
   Annuity benefits .........................          --          --    (1,576)    --
   Annual contract maintenance charges
      (note 2) ..............................         (12)         --        --     --
   Contingent deferred sales charges
      (note 2) ..............................      (9,699)       (238)       --     --
   Adjustments to maintain reserves .........        (298)        (88)    4,343     --
                                                ---------   ---------   -------    ---
         Net equity transactions ............   1,954,234   2,339,182    59,545     --
                                                ---------   ---------   -------    ---

Net change in contract owners' equity .......   3,104,846   2,369,793    64,349     --
Contract owners' equity beginning of
   period ...................................   2,369,793          --        --     --
                                                ---------   ---------   -------    ---
Contract owners' equity end of period .......   5,474,639   2,369,793    64,349     --
                                                =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     268,594          --        --     --
                                                ---------   ---------   -------    ---
   Units purchased ..........................     536,986     277,772     5,950     --
   Units redeemed ...........................    (361,266)     (9,178)   (5,370)    --
                                                ---------   ---------   -------    ---
   Ending units .............................     444,314     268,594       580     --
                                                =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlHlth3             GVITGlTech            GVITGlTech3          GVITGlUtl1
                                             ----------------------  ---------------------  ---------------------  ----------------
                                                 2003        2002       2003       2002        2003        2002      2003     2002
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........   $  (202,814)   (40,020)   (41,758)    (27,931)   (151,185)    (6,758)    (314)     (12)
   Realized gain (loss) on investments....     1,463,718   (233,351)  (455,331) (2,045,706)    655,526   (228,203)   3,669     (316)
   Change in unrealized gain (loss)
      on investments .....................       663,347   (376,578) 1,931,708  (1,519,232)  3,054,545   (286,598)   6,261    2,033
   Reinvested capital gains ..............     2,172,271         --         --          --          --         --       --       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,096,522   (649,949) 1,434,619  (3,592,869)  3,558,886   (521,559)   9,616    1,705
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,510,554  5,719,794     14,773     812,420   1,875,058    808,135   18,987   50,517
   Transfers between funds ...............     5,472,303  3,371,847   (432,626) (2,708,664) 15,284,220  3,448,892       --       --
   Redemptions (note 3) ..................    (1,255,058)  (279,976)  (250,767)   (496,243)   (717,055)   (90,153) (11,467) (14,252)
   Annuity benefits ......................            --         --       (884)         --          --         --     (572)     (30)
   Annual contract maintenance charges
      (note 2) ...........................           (80)        (1)      (312)       (342)       (173)       (25)      --       --
   Contingent deferred sales charges
      (note 2) ...........................       (28,680)    (1,382)    (9,468)    (16,278)    (13,328)      (666)      --       --
   Adjustments to maintain reserves ......         5,602     (4,214)      (891)     (2,105)      8,441      3,809        7       15
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
         Net equity transactions .........     7,704,641  8,806,068   (680,175) (2,411,212) 16,437,163  4,169,992    6,955   36,250
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Net change in contract owners' equity ....    11,801,163  8,156,119    754,444  (6,004,081) 19,996,049  3,648,433   16,571   37,955
Contract owners' equity beginning
   of period .............................     8,156,119         --  3,102,760   9,106,841   3,648,433         --   37,955       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Contract owners' equity end of period ....   $19,957,282  8,156,119  3,857,204   3,102,760  23,644,482  3,648,433   54,526   37,955
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .......................       966,515         --  1,513,650   2,521,408     511,430         --    4,408       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Units purchased .......................     2,373,199    995,390     65,277     342,206   2,593,769    522,036    1,128    5,378
   Units redeemed ........................    (1,588,611)   (28,875)  (346,837) (1,349,964)   (939,686)   (10,606)    (367)    (970)
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Ending units ..........................     1,751,103    966,515  1,232,090   1,513,650   2,165,513    511,430    5,169    4,408
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGlUtl3                  GVITGvtBd
                                             --------------------   -----------------------------
                                                2003        2002         2003            2002
                                             ----------   -------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $  (10,268)      521      18,903,344      27,727,988
   Realized gain (loss) on investments....       21,054   (27,348)     14,834,041      14,130,829
   Change in unrealized gain (loss)
      on investments .....................      381,561   (24,509)    (27,948,772)     25,591,500
   Reinvested capital gains ..............           --        --       1,365,121       7,830,758
                                             ----------   -------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      392,347   (51,336)      7,153,734      75,281,075
                                             ----------   -------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      412,418   390,193     104,589,456     221,018,275
   Transfers between funds ...............    1,485,667   464,069    (209,210,831)    219,387,728
   Redemptions (note 3) ..................     (131,309)  (26,507)   (109,981,926)   (116,271,387)
   Annuity benefits ......................           --        --        (381,274)       (165,131)
   Annual contract maintenance charges
      (note 2) ...........................          (26)       (2)        (12,446)         (8,251)
   Contingent deferred sales charges
      (note 2) ...........................       (3,073)     (502)     (1,784,293)     (1,681,472)
   Adjustments to maintain reserves ......       15,047      (229)       (110,802)        412,383
                                             ----------   -------   -------------   -------------
         Net equity transactions .........    1,778,724   827,022    (216,892,116)    322,692,145
                                             ----------   -------   -------------   -------------

Net change in contract owners' equity ....    2,171,071   775,686    (209,738,382)    397,973,220
Contract owners' equity beginning
   of period .............................      775,686        --   1,013,977,779     616,004,559
                                             ----------   -------   -------------   -------------
Contract owners' equity end of period ....   $2,946,757   775,686     804,239,397   1,013,977,779
                                             ==========   =======   =============   =============

CHANGES IN UNITS:
   Beginning units .......................       97,862        --      77,981,271      51,441,846
                                             ----------   -------   -------------   -------------
   Units purchased .......................      379,733   100,807      27,396,262      32,082,628
   Units redeemed ........................     (174,410)   (2,945)    (43,952,502)     (5,543,203)
                                             ----------   -------   -------------   -------------
   Ending units ..........................      303,185    97,862      61,425,031      77,981,271
                                             ==========   =======   =============   =============

                                                    GVITGvtBd2                 GVITGrowth
                                             -----------------------   -------------------------
                                                2003         2002          2003          2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........      252,827      107,267      (918,411)   (1,131,351)
   Realized gain (loss) on investments....      (76,136)         860   (24,435,820)  (59,083,899)
   Change in unrealized gain (loss)
      on investments .....................     (306,298)     (25,087)   49,323,053    21,990,697
   Reinvested capital gains ..............       26,042       70,632            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (103,565)     153,672    23,968,822   (38,224,553)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   17,330,638    9,870,664     3,469,490     6,121,615
   Transfers between funds ...............   (4,421,736)     215,168    (2,551,615)  (14,296,945)
   Redemptions (note 3) ..................   (1,891,978)    (112,009)   (7,995,182)  (12,376,615)
   Annuity benefits ......................           --           --       (22,007)      (21,701)
   Annual contract maintenance charges
      (note 2) ...........................           --           --        (8,403)       (9,768)
   Contingent deferred sales charges
      (note 2) ...........................      (39,881)      (1,127)     (184,899)     (236,717)
   Adjustments to maintain reserves ......       (1,117)        (113)      (10,127)      (18,604)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   10,975,926    9,972,583    (7,302,743)  (20,838,735)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   10,872,361   10,126,255    16,666,079   (59,063,288)
Contract owners' equity beginning
   of period .............................   10,126,255           --    79,771,291   138,834,579
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   20,998,616   10,126,255    96,437,370    79,771,291
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      945,128           --    16,188,470    19,812,385
                                             ----------   ----------   -----------   -----------
   Units purchased .......................    1,776,083      955,509     6,640,046     1,079,422
   Units redeemed ........................     (759,786)     (10,381)   (7,881,472)   (4,703,337)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,961,425      945,128    14,947,044    16,188,470
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg                 GVITIDCon
                                             ------------------------   ------------------------
                                                 2003         2002          2003         2002
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    18,990        3,578     1,152,057      494,091
   Realized gain (loss) on investments ...     1,427,949     (288,543)      254,095      (50,721)
   Change in unrealized gain (loss)
      on investments .....................     6,533,904     (678,183)    4,799,618      (51,455)
   Reinvested capital gains ..............       499,696          694       421,643       30,633
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,480,539     (962,454)    6,627,413      422,548
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,038,503    9,887,030    44,072,722   32,954,534
   Transfers between funds ...............     6,653,038    4,402,046    12,124,543   33,664,001
   Redemptions (note 3) ..................    (2,041,857)    (572,516)  (13,356,444)  (4,349,462)
   Annuity benefits ......................       (21,951)        (203)     (165,051)     (36,490)
   Annual contract maintenance charges
      (note 2) ...........................          (926)         (38)         (728)         (36)
   Contingent deferred sales charges
      (note 2) ...........................       (25,624)     (12,142)     (243,827)     (27,346)
   Adjustments to maintain reserves ......        (1,284)      (8,761)     (502,578)     838,564
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    23,599,899   13,695,416    41,928,637   63,043,765
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....    32,080,438   12,732,962    48,556,050   63,466,313
Contract owners' equity beginning
   of period .............................    12,732,962           --    63,466,313           --
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $44,813,400   12,732,962   112,022,363   63,466,313
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,544,512           --     6,278,984           --
                                             -----------   ----------   -----------   ----------
   Units purchased .......................     4,587,807    1,604,012    10,173,947    6,663,808
   Units redeemed ........................    (2,083,042)     (59,500)   (5,946,113)    (384,824)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     4,049,277    1,544,512    10,506,818    6,278,984
                                             ===========   ==========   ===========   ==========

                                                     GVITIDMod                 GVITIDModAgg
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     1,268,850       468,595       154,267       85,620
   Realized gain (loss) on investments ...      (639,597)     (150,267)     (651,164)    (195,210)
   Change in unrealized gain (loss)
      on investments .....................    39,411,597    (3,539,297)   24,330,093   (2,432,754)
   Reinvested capital gains ..............       121,231        96,021            --       73,624
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    40,162,081    (3,124,948)   23,833,196   (2,468,720)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   102,210,056    79,120,503    55,130,883   40,437,270
   Transfers between funds ...............    68,595,491    49,407,948    27,364,355   13,462,723
   Redemptions (note 3) ..................   (16,808,886)   (4,470,407)   (6,452,346)  (1,924,853)
   Annuity benefits ......................       (55,157)       (3,801)      (71,215)     (10,833)
   Annual contract maintenance charges
      (note 2) ...........................        (2,580)         (255)       (2,343)        (102)
   Contingent deferred sales charges
      (note 2) ...........................      (173,962)      (69,320)      (96,117)     (12,819)
   Adjustments to maintain reserves ......       106,057        (8,688)     (105,603)     (16,411)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........   153,871,019   123,975,980    75,767,614   51,934,975
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....   194,033,100   120,851,032    99,600,810   49,466,255
Contract owners' equity beginning
   of period .............................   120,851,032            --    49,466,255           --
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   314,884,132   120,851,032   149,067,065   49,466,255
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    13,348,727            --     5,730,817           --
                                             -----------   -----------   -----------   ----------
   Units purchased .......................    21,580,075    13,797,409    11,118,223    5,928,417
   Units redeemed ........................    (6,003,398)     (448,682)   (3,072,476)    (197,600)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    28,925,404    13,348,727    13,776,564    5,730,817
                                             ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDModCon              GVITIntGro
                                             -------------------------   ----------------------
                                                 2003           2002        2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  1,076,470      410,790     (13,025)     (23,471)
   Realized gain (loss) on investments ...       (133,485)    (124,828)    (80,656)      65,444
   Change in unrealized gain (loss)
      on investments .....................     13,774,622     (918,509)    406,944     (337,054)
   Reinvested capital gains ..............        250,496       77,791          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     14,968,103     (554,756)    313,263     (295,081)
                                             ------------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     57,421,610   38,360,713      11,974    1,544,135
   Transfers between funds ...............     24,398,817   35,345,772    (132,237)  (1,407,388)
   Redemptions (note 3) ..................    (11,003,076)  (3,433,669)    (55,705)    (252,938)
   Annuity benefits ......................        (32,071)      (5,067)     (5,539)      (2,903)
   Annual contract maintenance charges
      (note 2) ...........................         (1,056)         (58)        (62)         (79)
   Contingent deferred sales charges
      (note 2) ...........................       (111,102)     (21,232)     (1,635)      (1,058)
   Adjustments to maintain reserves ......        699,121      (18,988)    (54,134)        (549)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........     71,372,243   70,227,471    (237,338)    (120,780)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....     86,340,346   69,672,715      75,925     (415,861)
Contract owners' equity beginning
   of period .............................     69,672,715           --   1,169,359    1,585,220
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $156,013,061   69,672,715   1,245,284    1,169,359
                                             ============   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      7,262,378           --     227,163      250,125
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     10,881,920    7,585,642         395      305,156
   Units redeemed ........................     (3,751,040)    (323,264)    (39,905)    (328,118)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................     14,393,258    7,262,378     187,653      227,163
                                             ============   ==========   =========   ==========

                                                  GVITIntGro3                GVITJPBal
                                             ---------------------   -------------------------
                                                2003        2002         2003          2002
                                             ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (34,451)     (7,555)      810,971     1,362,278
   Realized gain (loss) on investments ...     133,792    (169,671)   (2,305,720)   (2,984,130)
   Change in unrealized gain (loss)
      on investments .....................     873,110       7,721    23,721,662   (17,819,225)
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     972,451    (169,505)   22,226,913   (19,441,077)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     474,845     991,597    12,416,387    28,761,672
   Transfers between funds ...............   1,723,097     741,469     9,518,068    (1,666,518)
   Redemptions (note 3) ..................    (108,868)    (41,022)  (12,927,805)  (16,076,391)
   Annuity benefits ......................          --          --       (23,579)      (19,364)
   Annual contract maintenance charges
      (note 2) ...........................         (46)        (11)       (1,956)       (1,778)
   Contingent deferred sales charges
      (note 2) ...........................      (2,206)       (856)     (242,528)     (248,759)
   Adjustments to maintain reserves ......        (224)       (265)       16,539        (3,664)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........   2,086,598   1,690,912     8,755,126    10,745,198
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....   3,059,049   1,521,407    30,982,039    (8,695,879)
Contract owners' equity beginning
   of period .............................   1,521,407          --   126,681,997   135,377,876
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   4,580,456   1,521,407   157,664,036   126,681,997
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     195,852          --    14,568,854    13,426,670
                                             ---------   ---------   -----------   -----------
   Units purchased .......................     365,306     200,381     3,946,749     1,577,962
   Units redeemed ........................    (119,790)     (4,529)   (3,025,696)     (435,778)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     441,368     195,852    15,489,907    14,568,854
                                             =========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      GVITSMdCpGr                    GVITMyMkt
                                             --------------------------   -----------------------------
                                                 2003           2002           2003           2002
                                             ------------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $   (994,278)   (1,079,513)     (5,458,340)       (180,738)
   Realized gain (loss) on investments ...     (7,045,441)  (60,380,504)             --      (2,774,657)
   Change in unrealized gain (loss)
      on investments .....................     33,794,357    14,240,706              --        (282,443)
   Reinvested capital gains ..............             --            --              --              --
                                             ------------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     25,754,638   (47,219,311)     (5,458,340)     (3,237,838)
                                             ------------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      6,842,183    13,277,854     198,004,954     543,408,437
   Transfers between funds ...............      8,645,331   (17,916,499)   (225,045,550)     11,284,018
   Redemptions (note 3) ..................     (6,907,931)   (8,782,913)   (390,885,218)   (757,533,053)
   Annuity benefits ......................         (4,331)       (8,712)       (289,885)       (127,756)
   Annual contract maintenance charges
      (note 2) ...........................         (4,310)       (4,817)         (9,858)         (8,361)
   Contingent deferred sales charges
      (note 2) ...........................       (150,205)     (180,208)     (4,427,228)     (6,157,984)
   Adjustments to maintain reserves ......        (48,906)      (18,550)       (251,494)        155,076
                                             ------------   -----------   -------------   -------------
         Net equity transactions .........      8,371,831   (13,633,845)   (422,904,279)   (208,979,623)
                                             ------------   -----------   -------------   -------------

Net change in contract owners' equity ....     34,126,469   (60,853,156)   (428,362,619)   (212,217,461)
Contract owners' equity beginning
   of period .............................     62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                             ------------   -----------   -------------   -------------
Contract owners' equity end of period ....   $ 97,010,699    62,884,230     693,971,283   1,122,333,902
                                             ============   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units .......................      8,014,482     9,802,628      98,379,110     117,529,505
                                             ------------   -----------   -------------   -------------
   Units purchased .......................     12,755,438     1,769,000     315,059,467      52,369,100
   Units redeemed ........................    (11,848,809)   (3,557,146)   (352,393,727)    (71,519,495)
                                             ------------   -----------   -------------   -------------
   Ending units ..........................      8,921,111     8,014,482      61,044,850      98,379,110
                                             ============   ===========   =============   =============

                                                      GVITNWFund               GVITNWFund2
                                             --------------------------   -------------------
                                                 2003          2002          2003      2002
                                             -----------   ------------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,176,740)    (1,151,662)    (26,501)       86
   Realized gain (loss) on investments ...   (51,046,654)   (87,860,366)     14,269       178
   Change in unrealized gain (loss)
      on investments .....................   147,784,824     (5,497,512)    450,162   (18,750)
   Reinvested capital gains ..............            --             --          --        --
                                             -----------   ------------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    94,561,430    (94,509,540)    437,930   (18,486)
                                             -----------   ------------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    17,577,258     44,544,159   1,424,828   779,239
   Transfers between funds ...............   (10,001,644)   (30,049,924)    (80,775)   15,477
   Redemptions (note 3) ..................   (34,837,718)   (53,462,694)   (101,088)   (9,043)
   Annuity benefits ......................       (97,604)       (83,210)         --        --
   Annual contract maintenance charges
      (note 2) ...........................       (21,097)       (22,751)         --        --
   Contingent deferred sales charges
      (note 2) ...........................      (672,237)      (878,321)     (2,118)       --
   Adjustments to maintain reserves ......        29,072        (58,982)       (123)      (10)
                                             -----------   ------------   ---------   -------
         Net equity transactions .........   (28,023,970)   (40,011,723)  1,240,724   785,663
                                             -----------   ------------   ---------   -------

Net change in contract owners' equity ....    66,537,460   (134,521,263)  1,678,654   767,177
Contract owners' equity beginning
   of period .............................   381,753,597    516,274,860     767,177        --
                                             -----------   ------------   ---------   -------
Contract owners' equity end of period ....   448,291,057    381,753,597   2,445,831   767,177
                                             ===========   ============   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    43,675,677     48,260,088      95,189        --
                                             -----------   ------------   ---------   -------
   Units purchased .......................     4,469,689      5,240,359     175,561    96,260
   Units redeemed ........................    (7,477,894)    (9,824,770)    (27,088)   (1,071)
                                             -----------   ------------   ---------   -------
   Ending units ..........................    40,667,472     43,675,677     243,662    95,189
                                             ===========   ============   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITLead              GVITLead3
                                             ---------------   -----------------------
                                               2003     2002      2003         2002
                                             -------   -----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (32)      7      (60,744)     (21,594)
   Realized gain (loss) on investments ...       (90)     --       28,756   (1,092,083)
   Change in unrealized gain (loss)
      on investments .....................       845      19    1,207,972     (140,138)
   Reinvested capital gains ..............        --      --           --           --
                                             -------   -----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       723      26    1,175,984   (1,253,815)
                                             -------   -----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,861   2,952      876,601    1,158,016
   Transfers between funds ...............        --      --   (1,406,167)   7,059,864
   Redemptions (note 3) ..................    (2,829)     --     (512,147)    (779,809)
   Annuity benefits ......................      (240)     --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --      --          (83)         (22)
   Contingent deferred sales charges
      (note 2) ...........................        --      --       (5,296)     (21,474)
   Adjustments to maintain reserves ......         7      (3)        (506)       2,254
                                             -------   -----   ----------   ----------
         Net equity transactions .........      (201)  2,949   (1,047,598)   7,418,829
                                             -------   -----   ----------   ----------

Net change in contract owners' equity ....       522   2,975      128,386    6,165,014
Contract owners' equity beginning
   of period .............................     2,975      --    6,165,014           --
                                             -------   -----   ----------   ----------
Contract owners' equity end of period ....   $ 3,497   2,975    6,293,400    6,165,014
                                             =======   =====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       355      --      675,300           --
                                             -------   -----   ----------   ----------
   Units purchased .......................       362     355      357,913      733,827
   Units redeemed ........................      (380)     --     (477,440)     (58,527)
                                             -------   -----   ----------   ----------
   Ending units ..........................       337     355      555,773      675,300
                                             =======   =====   ==========   ==========

                                                    GVITNStrVal               GVITSmCapGr
                                             -----------------------   -------------------------
                                                2003         2002          2003         2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (115,155)    (146,315)   (1,079,419)   (1,042,884)
   Realized gain (loss) on investments ...     (587,126)  (1,057,941)    1,114,567   (20,429,430)
   Change in unrealized gain (loss)
      on investments .....................    4,323,916   (3,386,730)   23,912,585   (16,058,574)
   Reinvested capital gains ..............           --           --            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,621,635   (4,590,986)   23,947,733   (37,530,888)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      183,538      168,286     7,770,156    23,240,562
   Transfers between funds ...............     (611,534)  (1,737,375)    6,808,129   (11,284,457)
   Redemptions (note 3) ..................     (810,958)  (1,732,203)   (6,450,435)   (7,587,880)
   Annuity benefits ......................       (2,983)      (2,464)      (11,086)       (7,271)
   Annual contract maintenance charges
      (note 2) ...........................         (245)        (279)       (2,115)       (1,897)
   Contingent deferred sales charges
      (note 2) ...........................       (5,380)     (37,340)     (166,806)     (174,985)
   Adjustments to maintain reserves ......       11,334      (18,622)      (18,699)      (49,095)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   (1,236,228)  (3,359,997)    7,929,144     4,134,977
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....    2,385,407   (7,950,983)   31,876,877   (33,395,911)
Contract owners' equity beginning
   of period .............................   10,832,478   18,783,461    70,828,687   104,224,598
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   13,217,885   10,832,478   102,705,564    70,828,687
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    1,421,331    1,814,381     7,239,678     7,019,483
                                             ----------   ----------   -----------   -----------
   Units purchased .......................      174,295       20,036    14,899,505       318,872
   Units redeemed ........................     (340,000)    (413,086)  (14,217,407)      (98,677)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,255,626    1,421,331     7,921,776     7,239,678
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITSmCapGr2              GVITSmCapVal
                                             --------------------   --------------------------
                                                2003       2002         2003          2002
                                             ----------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (23,187)   (1,516)   (3,926,547)    (3,962,039)
   Realized gain (loss) on investments ...      (16,435)    3,505   (28,435,099)   (52,629,052)
   Change in unrealized gain (loss)
      on investments .....................      405,858   (10,045)  180,413,361    (74,016,267)
   Reinvested capital gains ..............           --        --            --      8,654,804
                                             ----------   -------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      366,236    (8,056)  148,051,715   (121,952,554)
                                             ----------   -------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,047,997   457,548    27,102,458     86,691,031
   Transfers between funds ...............      123,652       334       872,900    (24,609,301)
   Redemptions (note 3) ..................      (34,739)   (3,788)  (25,048,350)   (35,037,161)
   Annuity benefits ......................           --        --       (46,884)       (39,728)
   Annual contract maintenance charges
      (note 2) ...........................           --        --        (8,001)        (7,389)
   Contingent deferred sales charges
      (note 2) ...........................         (473)       --      (509,639)      (603,080)
   Adjustments to maintain reserves ......       (1,892)      (11)       (3,225)       (69,547)
                                             ----------   -------   -----------   ------------
         Net equity transactions .........    1,134,545   454,083     2,359,259     26,324,825
                                             ----------   -------   -----------   ------------

Net change in contract owners' equity ....    1,500,781   446,027   150,410,974    (95,627,729)
Contract owners' equity beginning
   of period .............................      446,027        --   288,055,124    383,682,853
                                             ----------   -------   -----------   ------------
Contract owners' equity end of period ....   $1,946,808   446,027   438,466,098    288,055,124
                                             ==========   =======   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................       62,244        --    20,923,018     20,396,752
                                             ----------   -------   -----------   ------------
   Units purchased .......................      160,012    62,755    17,161,745        740,770
   Units redeemed ........................      (15,957)     (511)  (17,660,763)      (214,504)
                                             ----------   -------   -----------   ------------
   Ending units ..........................      206,299    62,244    20,424,000     20,923,018
                                             ==========   =======   ===========   ============

                                                GVITSmCapVal2             GVITSmComp
                                             -------------------   -------------------------
                                                2003       2002        2003          2002
                                             ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (31,857)   (2,437)   (3,001,469)   (2,911,457)
   Realized gain (loss) on investments ...      22,450    (1,939)   (9,842,659)   (6,708,595)
   Change in unrealized gain (loss)
      on investments .....................     874,628    17,135    99,894,575   (42,174,252)
   Reinvested capital gains ..............          --        --            --            --
                                             ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     865,221    12,759    87,050,447   (51,794,304)
                                             ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,085,123   637,653    21,597,338    48,948,367
   Transfers between funds ...............     432,265     2,075       780,511    (8,294,587)
   Redemptions (note 3) ..................     (73,049)   (3,939)  (19,124,466)  (31,599,380)
   Annuity benefits ......................          --        --       (43,782)      (46,896)
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (5,431)       (5,100)
   Contingent deferred sales charges
      (note 2) ...........................        (682)       --      (366,956)     (380,528)
   Adjustments to maintain reserves ......         (58)       (7)      (45,430)     (195,208)
                                             ---------   -------   -----------   -----------
         Net equity transactions .........   1,443,599   635,782     2,791,784     8,426,668
                                             ---------   -------   -----------   -----------

Net change in contract owners' equity ....   2,308,820   648,541    89,842,231   (43,367,636)
Contract owners' equity beginning
   of period .............................     648,541        --   221,409,467   264,777,103
                                             ---------   -------   -----------   -----------
Contract owners' equity end of period ....   2,957,361   648,541   311,251,698   221,409,467
                                             =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      91,515        --    17,985,000    17,761,358
                                             ---------   -------   -----------   -----------
   Units purchased .......................     211,028    92,075    14,339,738       324,067
   Units redeemed ........................     (31,198)     (560)  (14,264,294)     (100,425)
                                             ---------   -------   -----------   -----------
   Ending units ..........................     271,345    91,515    18,060,444    17,985,000
                                             =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITSmComp2            GVITTGroFoc          GVITTGroFoc3        GVITUSGro
                                            ---------------------  ---------------------  --------------------  ------------
                                               2003        2002       2003       2002        2003       2002     2003   2002
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ----
Investment activity:
   Net investment income (loss) ..........  $  (53,175)    (4,204)   (19,402)    (59,842)   (33,994)    (4,202)   (217)  --
   Realized gain (loss) on investments ...       8,658       (422)  (171,522) (2,042,773)   258,816    (52,800)    541   --
   Change in unrealized gain (loss)
      on investments .....................   1,089,488     (9,604)   857,450  (1,016,367)   764,906    (66,136)  1,870   --
   Reinvested capital gains ..............          --         --         --          --         --         --   3,768   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,044,971    (14,230)   666,526  (3,118,982)   989,728   (123,138)  5,962   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,862,061  1,201,137        544     210,548    346,140     38,083  62,605   --
  Transfers between funds ................     219,503     25,595   (343,412) (1,962,154) 3,139,277  1,090,035   4,402   --
   Redemptions (note 3) ..................    (124,151)   (12,694)  (132,393)   (725,344)  (201,411)   (20,926) (5,032)  --
   Annuity benefits ......................          --         --       (235)       (250)        --         --  (1,765)  --
   Annual contract maintenance charges
      (note 2) ...........................          --         --        (79)        (94)       (19)        (5)     --   --
   Contingent deferred sales charges
      (note 2) ...........................      (1,665)      (206)    (3,403)    (19,780)    (2,780)    (1,011)    (12)  --
   Adjustments to maintain reserves ......        (132)       (28)    (3,280)       (487)       210       (123) 26,270   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
         Net equity transactions .........   1,955,616  1,213,804   (482,258) (2,497,561) 3,281,417  1,106,053  86,468   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Net change in contract owners' equity ....   3,000,587  1,199,574    184,268  (5,616,543) 4,271,145    982,915  92,430   --
Contract owners' equity beginning
   of period .............................   1,199,574         --  1,590,914   7,207,457    982,915         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
Contract owners' equity end of period ....  $4,200,161  1,199,574  1,775,182   1,590,914  5,254,060    982,915  92,430   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

CHANGES IN UNITS:
   Beginning units .......................     153,778         --    750,449   1,938,798    131,153         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Units purchased .......................     262,307    155,353     17,018     101,013    575,628    133,542   1,022   --
   Units redeemed ........................     (26,087)    (1,575)  (208,259) (1,289,362)  (235,193)    (2,389)   (447)  --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Ending units ..........................     389,998    153,778    559,208     750,449    471,588    131,153     575   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITUSGro3              GVITVKMultiSec
                                            -----------------------   -------------------------
                                                2003         2002         2003         2002
                                            -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) .........   $  (274,730)    (29,096)    6,933,689     6,212,497
   Realized gain (loss) on investments...       (42,764)   (438,112)    1,250,745    (1,024,306)
   Change in unrealized gain (loss)
      on investments ....................     4,809,529    (381,084)    8,910,527     2,809,117
   Reinvested capital gains .............     2,777,953          --            --            --
                                            -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     7,269,988    (848,292)   17,094,961     7,997,308
                                            -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,338,950   1,245,400    17,430,399    25,614,898
   Transfers between funds ..............    29,323,610   3,888,820    (9,170,004)   23,807,959
   Redemptions (note 3) .................    (1,435,925)   (343,173)  (18,439,797)  (16,115,579)
   Annuity benefits .....................            --          --       (41,189)      (25,243)
   Annual contract maintenance charges
      (note 2) ..........................           (82)         --          (984)         (511)
   Contingent deferred sales charges
      (note 2) ..........................       (17,923)     (7,184)     (347,408)     (284,522)
   Adjustments to maintain reserves .....        21,885      (3,457)       29,817        74,179
                                            -----------   ---------   -----------   -----------
         Net equity transactions ........    31,230,515   4,780,406   (10,539,166)   33,071,181
                                            -----------   ---------   -----------   -----------

Net change in contract owners' equity ...    38,500,503   3,932,114     6,555,795    41,068,489
Contract owners' equity beginning
   of period ............................     3,932,114          --   163,641,319   122,572,830
                                            -----------   ---------   -----------   -----------
Contract owners' equity end of period ...   $42,432,617   3,932,114   170,197,114   163,641,319
                                            ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       525,137          --    13,884,968    11,028,888
                                            -----------   ---------   -----------   -----------
   Units purchased ......................     4,728,501     558,038     6,918,553     3,558,376
   Units redeemed .......................    (1,487,405)    (32,901)   (7,770,512)     (702,296)
                                            -----------   ---------   -----------   -----------
   Ending units .........................     3,766,233     525,137    13,033,009    13,884,968
                                            ===========   =========   ===========   ===========

                                                     GVITWLead             GVITWLead3
                                            -------------------------   ----------------
                                               2003          2002         2003      2002
                                            -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) .........      (260,018)        5,072     (33,867)   --
   Realized gain (loss) on investments ..      (496,231)   (5,648,855)    137,431    --
   Change in unrealized gain (loss)
      on investments ....................     7,452,657    (1,865,555)    785,310    --
   Reinvested capital gains .............            --            --          --    --
                                            -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     6,696,408    (7,509,338)    888,874    --
                                            -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       820,262     2,394,788     698,011    --
   Transfers between funds ..............    (5,324,646)   (4,412,557)  4,497,919    --
   Redemptions (note 3) .................    (1,734,655)   (3,185,403)   (229,734)   --
   Annuity benefits .....................          (506)       (1,285)       (244)   --
   Annual contract maintenance charges
      (note 2) ..........................          (603)         (635)        (15)   --
   Contingent deferred sales charges
      (note 2) ..........................       (30,795)      (47,722)     (4,777)   --
   Adjustments to maintain reserves .....        (6,525)       16,684       2,924    --
                                            -----------   -----------   ---------   ---
         Net equity transactions ........    (6,277,468)   (5,236,130)  4,964,084    --
                                            -----------   -----------   ---------   ---

Net change in contract owners' equity ...       418,940   (12,745,468)  5,852,958    --
Contract owners' equity beginning
   of period ............................    22,665,604    35,411,072          --    --
                                            -----------   -----------   ---------   ---
Contract owners' equity end of period ...    23,084,544    22,665,604   5,852,958    --
                                            ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ......................     3,092,482     3,514,002          --    --
                                            -----------   -----------   ---------   ---
   Units purchased ......................     9,296,542       194,007     533,028    --
   Units redeemed .......................   (10,083,554)     (615,527)   (102,411)   --
                                            -----------   -----------   ---------   ---
   Ending units .........................     2,305,470     3,092,482     430,617    --
                                            ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 JanBal              JanCapAp
                                            --------------   --------------------------
                                              2003    2002      2003           2002
                                            -------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $    (1)   --     (2,349,369)    (2,667,812)
   Realized gain (loss) on investments ..        --    --    (49,264,386)   (73,097,754)
   Change in unrealized gain (loss)
      on investments ....................        23    --     90,961,579     22,103,179
   Reinvested capital gains .............        --    --             --             --
                                            -------   ---    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        22    --     39,347,824    (53,662,387)
                                            -------   ---    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    18,052    --     14,590,082     31,790,317
   Transfers between funds ..............        --    --    (26,421,967)   (49,778,082)
   Redemptions (note 3) .................        --    --    (18,190,554)   (31,016,420)
   Annuity benefits .....................       (82)   --        (34,413)       (33,073)
   Annual contract maintenance charges
      (note 2) ..........................        --    --         (6,351)        (6,516)
   Contingent deferred sales charges
      (note 2) ..........................        --    --       (435,621)      (610,387)
   Adjustments to maintain reserves .....        (4)   --        (36,487)      (133,680)
                                            -------   ---    -----------   ------------
         Net equity transactions ........    17,966    --    (30,535,311)   (49,787,841)
                                            -------   ---    -----------   ------------

Net change in contract owners' equity ...    17,988    --      8,812,513   (103,450,228)
Contract owners' equity beginning
   of period ............................        --    --    228,526,525    331,976,753
                                            -------   ---    -----------   ------------
Contract owners' equity end of period ...   $17,988    --    237,339,038    228,526,525
                                            =======   ===    ===========   ============

CHANGES IN UNITS:
   Beginning units ......................        --    --     38,006,657     45,531,568
                                            -------   ---    -----------   ------------
   Units purchased ......................     1,744    --     20,321,346      4,881,610
   Units redeemed .......................        --    --    (25,048,881)   (12,406,521)
                                            -------   ---    -----------   ------------
   Ending units .........................     1,744    --     33,279,122     38,006,657
                                            =======   ===    ===========   ============

                                                   JanGlTechS2              JanGlTech
                                            -----------------------   -------------------------
                                               2003         2002         2003          2002
                                            ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (216,287)     (66,075)     (722,039)   (1,157,006)
   Realized gain (loss) on investments ..     (435,847)    (202,646)   (4,956,176)  (56,386,664)
   Change in unrealized gain (loss)
      on investments ....................    7,053,682   (1,754,402)   27,225,442     2,517,341
   Reinvested capital gains .............           --           --            --            --
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,401,548   (2,023,123)   21,547,227   (55,026,329)
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,272,680    4,636,599       133,552     5,685,348
   Transfers between funds ..............    1,415,543    9,750,614    (9,932,384)  (35,085,106)
   Redemptions (note 3) .................   (1,916,209)    (979,337)   (4,038,158)   (8,871,610)
   Annuity benefits .....................           --           --        (6,921)       (6,159)
   Annual contract maintenance charges
      (note 2) ..........................         (655)        (196)       (3,303)       (4,016)
   Contingent deferred sales charges
      (note 2) ..........................      (34,047)     (12,146)     (139,586)     (172,313)
   Adjustments to maintain reserves .....      211,869      118,256      (272,838)      (69,097)
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    3,949,181   13,513,790   (14,259,638)  (38,522,953)
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity....   10,350,729   11,490,667     7,287,589   (93,549,282)
Contract owners' equity beginning
   of period ............................   11,490,667           --    56,463,096   150,012,378
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   21,841,396   11,490,667    63,750,685    56,463,096
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    1,620,570           --    24,072,809    37,284,126
                                            ----------   ----------   -----------   -----------
   Units purchased ......................    1,564,428    1,723,852        66,215     1,962,588
   Units redeemed .......................   (1,065,047)    (103,282)   (5,351,122)  (15,173,905)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,119,951    1,620,570    18,787,902    24,072,809
                                            ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   JanIntGroS2                   JanIntGro
                                             ------------------------   --------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (111,044)    (112,144)     (317,182)    (1,213,751)
   Realized gain (loss) on investments ...      (494,587)    (139,387)   (7,591,002)    (7,314,177)
   Change in unrealized gain (loss)
      on investments .....................    13,652,619   (3,867,867)   41,091,664    (46,250,031)
   Reinvested capital gains ..............            --           --            --             --
                                             -----------   ----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,046,988   (4,119,398)   33,183,480    (54,777,959)
                                             -----------   ----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     9,284,321   12,847,414       397,046     13,072,787
   Transfers between funds ...............     1,112,832   24,008,604   (21,895,837)   (61,242,055)
   Redemptions (note 3) ..................    (2,996,494)  (2,262,906)   (7,976,206)   (16,933,151)
   Annuity benefits ......................        (1,967)          --       (17,149)       (28,671)
   Annual contract maintenance charges
      (note 2) ...........................        (1,110)        (276)       (5,315)        (6,886)
   Contingent deferred sales charges
      (note 2) ...........................       (56,473)     (18,796)     (235,758)      (285,148)
   Adjustments to maintain reserves ......       319,161      131,310      (422,330)      (258,998)
                                             -----------   ----------   -----------   ------------
         Net equity transactions .........     7,660,270   34,705,350   (30,155,549)   (65,682,122)
                                             -----------   ----------   -----------   ------------

Net change in contract owners' equity ....    20,707,258   30,585,952     3,027,931   (120,460,081)
Contract owners' equity beginning
   of period .............................    30,585,952           --   123,498,242    243,958,323
                                             -----------   ----------   -----------   ------------
Contract owners' equity end of period ....   $51,293,210   30,585,952   126,526,173    123,498,242
                                             ===========   ==========   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................     3,951,071           --    22,978,097     33,201,893
                                             -----------   ----------   -----------   ------------
   Units purchased .......................     2,443,957    4,179,628        90,572      2,052,973
   Units redeemed ........................    (1,407,036)    (228,557)   (5,386,908)   (12,276,769)
                                             -----------   ----------   -----------   ------------
   Ending units ..........................     4,987,992    3,951,071    17,681,761     22,978,097
                                             ===========   ==========   ===========   ============

                                                JanRMgLgCap          MFSMidCapGrS
                                             ----------------   ---------------------
                                                2003     2002      2003        2002
                                             ---------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (2,063)    --     (52,820)     (4,277)
   Realized gain (loss) on investments ...       1,672     --      21,080        (397)
   Change in unrealized gain (loss)
      on investments .....................      76,003     --     897,208     (14,376)
   Reinvested capital gains ..............          --     --          --          --
                                             ---------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      75,612     --     865,468     (19,050)
                                             ---------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     247,072     --   1,887,800   1,335,253
   Transfers between funds ...............     819,121     --     101,936      10,717
   Redemptions (note 3) ..................      (4,788)    --    (110,629)     (2,567)
   Annuity benefits ......................          --     --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --     --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (127)    --      (1,763)         --
   Adjustments to maintain reserves ......          28     --         (66)        (35)
                                             ---------    ---   ---------   ---------
         Net equity transactions .........   1,061,306     --   1,877,278   1,343,368
                                             ---------    ---   ---------   ---------

Net change in contract owners' equity ....   1,136,918     --   2,742,746   1,324,318
Contract owners' equity beginning
   of period .............................          --     --   1,324,318          --
                                             ---------    ---   ---------   ---------
Contract owners' equity end of period ....   1,136,918     --   4,067,064   1,324,318
                                             =========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .......................          --     --     187,101          --
                                             ---------    ---   ---------   ---------
   Units purchased .......................     108,929     --     291,263     187,457
   Units redeemed ........................     (15,753)    --     (50,088)       (356)
                                             ---------    ---   ---------   ---------
   Ending units ..........................      93,176     --     428,276     187,101
                                             =========    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSNewDiscS              MFSValS
                                             --------------------   ---------------------
                                                2003        2002       2003        2002
                                             ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,150)   (1,532)    (39,841)     (2,816)
   Realized gain (loss) on investments ...        9,610        (9)      2,111         562
   Change in unrealized gain (loss)
      on investments .....................      408,079    (9,765)    633,192      (7,250)
   Reinvested capital gains ..............           --        --          --          --
                                             ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      393,539   (11,306)    595,462      (9,504)
                                             ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      967,544   421,119   1,540,987   1,063,444
   Transfers between funds ...............      259,453       314     228,529      (1,123)
   Redemptions (note 3) ..................      (25,632)     (345)    (55,640)       (708)
   Annuity benefits ......................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (103)       --      (1,039)         --
   Adjustments to maintain reserves ......          (60)      (12)        (82)        (26)
                                             ----------   -------   ---------   ---------
         Net equity transactions .........    1,201,202   421,076   1,712,755   1,061,587
                                             ----------   -------   ---------   ---------

Net change in contract owners' equity ....    1,594,741   409,770   2,308,217   1,052,083
Contract owners' equity beginning
   of period .............................      409,770        --   1,052,083          --
                                             ----------   -------   ---------   ---------
Contract owners' equity end of period ....   $2,004,511   409,770   3,360,300   1,052,083
                                             ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       55,031        --     126,768          --
                                             ----------   -------   ---------   ---------
   Units purchased .......................      161,384    55,076     218,121     126,986
   Units redeemed ........................      (10,974)      (45)    (14,074)       (218)
                                             ----------   -------   ---------   ---------
   Ending units ..........................      205,441    55,031     330,815     126,768
                                             ==========   =======   =========   =========

                                                  NBAMTFasc            NBAMTFocus
                                             -------------------   -----------------
                                                2003       2002      2003      2002
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (19,068)   (1,345)  (10,525)     (404)
   Realized gain (loss) on investments ...      90,322      (313)   54,631       526
   Change in unrealized gain (loss)
      on investments .....................     204,154     1,358   263,714      (413)
   Reinvested capital gains ..............         709        --     5,724        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     276,117      (300)  313,544      (291)
                                             ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     834,353   332,916   423,429    76,270
   Transfers between funds ...............     182,184        42   123,540    43,017
   Redemptions (note 3) ..................     (44,649)     (893)   (4,878)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,046)       --       (36)       --
   Adjustments to maintain reserves ......         (80)      (12)       20        (9)
                                             ---------   -------   -------   -------
         Net equity transactions .........     970,762   332,053   542,075   119,278
                                             ---------   -------   -------   -------

Net change in contract owners' equity ....   1,246,879   331,753   855,619   118,987
Contract owners' equity beginning
   of period .............................     331,753        --   118,987        --
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   1,578,632   331,753   974,606   118,987
                                             =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      33,884        --    10,974        --
                                             ---------   -------   -------   -------
   Units purchased .......................     147,734    33,975    51,725    10,974
   Units redeemed ........................     (50,425)      (91)  (14,629)       --
                                             ---------   -------   -------   -------
   Ending units ..........................     131,193    33,884    48,070    10,974
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    NBAMTGuard               NBAMTLMat
                                            --------------------------   -----------------
                                                2003           2002         2003      2002
                                            ------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) .........   $   (304,811)     (520,804)     769,047     --
   Realized gain (loss) on investments...     (8,908,007)  (14,519,428)    (113,156)    --
   Change in unrealized gain (loss)
      on investments ....................     36,216,891   (21,242,510)    (438,554)    --
   Reinvested capital gains .............             --            --           --     --
                                            ------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     27,004,073   (36,282,742)     217,337     --
                                            ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,515,769    24,946,350    3,091,955     --
   Transfers between funds ..............     (2,989,590)   (9,627,997)  23,207,424     --
   Redemptions (note 3) .................     (8,051,225)   (9,836,701)  (2,571,754)    --
   Annuity benefits .....................        (11,483)      (12,657)        (306)    --
   Annual contract maintenance charges
      (note 2) ..........................         (2,372)       (2,516)          (3)    --
   Contingent deferred sales charges
      (note 2) ..........................       (129,087)     (138,384)     (63,772)    --
   Adjustments to maintain reserves .....        (40,744)      (33,467)    (173,152)    --
                                            ------------   -----------   ----------    ---
         Net equity transactions ........     (4,708,732)    5,294,628   23,490,392     --
                                            ------------   -----------   ----------    ---

Net change in contract owners' equity ...     22,295,341   (30,988,114)  23,707,729     --
Contract owners' equity beginning
   of period ............................     89,521,392   120,509,506           --     --
                                            ------------   -----------   ----------    ---
Contract owners' equity end of period ...   $111,816,733    89,521,392   23,707,729     --
                                            ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units ......................      8,581,564     8,329,535           --     --
                                            ------------   -----------   ----------    ---
   Units purchased ......................      3,680,997       362,490    3,857,895     --
   Units redeemed .......................     (4,030,555)     (110,461)  (1,516,256)    --
                                            ------------   -----------   ----------    ---
   Ending units .........................      8,232,006     8,581,564    2,341,639     --
                                            ============   ===========   ==========    ===

                                                     NBAMTMCGr                   NBAMTPart
                                            --------------------------   -------------------------
                                                2003          2002           2003          2002
                                            -----------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) .........    (1,958,055)    (2,343,135)   (1,101,157)     (571,043)
   Realized gain (loss) on investments...   (16,191,261)   (48,800,972)    7,364,991   (31,412,862)
   Change in unrealized gain (loss)
      on investments ....................    55,761,998    (23,959,811)   21,274,751       934,177
   Reinvested capital gains .............            --             --            --            --
                                            -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    37,612,682    (75,103,918)   27,538,585   (31,049,728)
                                            -----------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    12,416,328     30,580,899     5,095,634    12,132,256
   Transfers between funds ..............    (6,284,540)   (35,963,337)    8,744,665    (7,496,643)
   Redemptions (note 3) .................   (13,686,147)   (19,882,635)  (10,103,709)  (11,338,641)
   Annuity benefits .....................       (27,973)       (26,714)      (10,690)      (24,535)
   Annual contract maintenance charges
      (note 2) ..........................        (5,848)        (6,567)       (1,424)       (1,451)
   Contingent deferred sales charges
      (note 2) ..........................      (325,888)      (367,462)     (145,058)     (182,275)
   Adjustments to maintain reserves .....       (46,222)      (105,740)      170,209        (1,253)
                                            -----------   ------------   -----------   -----------
         Net equity transactions ........    (7,960,290)   (25,771,556)    3,749,627    (6,912,542)
                                            -----------   ------------   -----------   -----------

Net change in contract owners' equity ...    29,652,392   (100,875,474)   31,288,212   (37,962,270)
Contract owners' equity beginning
   of period ............................   148,133,620    249,009,094    81,429,104   119,391,374
                                            -----------   ------------   -----------   -----------
Contract owners' equity end of period ...   177,786,012    148,133,620   112,717,316    81,429,104
                                            ===========   ============   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................    13,997,826     16,244,793     9,838,338    10,900,243
                                            -----------   ------------   -----------   -----------
   Units purchased ......................    14,134,653      2,719,734    16,480,916     1,922,012
   Units redeemed .......................   (14,822,060)    (4,966,701)  (16,198,404)   (2,983,917)
                                            -----------   ------------   -----------   -----------
   Ending units .........................    13,310,419     13,997,826    10,120,850     9,838,338
                                            ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     OppAggGro                     OppCapAp
                                            ---------------------------   --------------------------
                                                2003           2002           2003          2002
                                            ------------   ------------   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $ (2,178,625)      (956,123)   (3,358,246)    (2,514,944)
   Realized gain (loss) on investments...    (26,662,914)   (33,300,199)  (79,698,258)   (83,606,510)
   Change in unrealized gain (loss)
      on investments ....................     67,607,605    (42,270,037)  189,268,030    (61,873,771)
   Reinvested capital gains .............             --             --            --             --
                                            ------------   ------------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     38,766,066    (76,526,359)  106,211,526   (147,995,225)
                                            ------------   ------------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     12,265,555     26,590,464    33,123,301    109,183,529
   Transfers between funds ..............     (3,753,943)   (36,542,421)      (88,303)   (44,660,527)
   Redemptions (note 3) .................    (13,789,781)   (21,262,248)  (30,009,635)   (42,574,255)
   Annuity benefits .....................        (13,751)       (12,540)     (137,467)       (96,696)
   Annual contract maintenance charges
      (note 2) ..........................        (16,720)       (18,513)      (15,116)       (15,537)
   Contingent deferred sales charges
      (note 2) ..........................       (339,861)      (499,617)     (628,668)      (789,429)
   Adjustments to maintain reserves .....        (46,610)       (82,374)      (52,178)      (440,774)
                                            ------------   ------------   -----------   ------------
         Net equity transactions ........     (5,695,111)   (31,827,249)    2,191,934     20,606,311
                                            ------------   ------------   -----------   ------------

Net change in contract owners' equity ...     33,070,955   (108,353,608)  108,403,460   (127,388,914)
Contract owners' equity beginning
   of period ............................    168,931,895    277,285,503   367,308,837    494,697,751
                                            ------------   ------------   -----------   ------------
Contract owners' equity end of period ...   $202,002,850    168,931,895   475,712,297    367,308,837
                                            ============   ============   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................     18,771,046     22,119,714    34,239,324     33,328,767
                                            ------------   ------------   -----------   ------------
   Units purchased ......................     15,840,071      2,852,632    16,539,455      1,314,960
   Units redeemed .......................    (16,568,786)    (6,201,300)  (16,523,545)      (404,403)
                                            ------------   ------------   -----------   ------------
   Ending units .........................     18,042,331     18,771,046    34,255,234     34,239,324
                                            ============   ============   ===========   ============

                                                   OppCapApS                OppGlSec3
                                            -----------------------   ------------------
                                               2003         2002          2003      2002
                                            ----------   ----------   -----------   ----
Investment activity:
   Net investment income (loss) .........      (83,959)     (11,082)     (473,209)    --
   Realized gain (loss) on investments...       33,706         (442)       77,559     --
   Change in unrealized gain (loss)
      on investments ....................    1,502,096      (34,288)   18,123,498     --
   Reinvested capital gains .............           --           --            --     --
                                             ---------    ---------   -----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,451,843      (45,812)   17,727,848     --
                                             ---------    ---------   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,217,012    2,811,922    20,432,201     --
   Transfers between funds ..............       30,519       47,918    68,832,292     --
   Redemptions (note 3) .................     (213,984)     (16,209)   (4,952,827)    --
   Annuity benefits .....................           --           --            --     --
   Annual contract maintenance charges
      (note 2) ..........................           --           --          (219)    --
   Contingent deferred sales charges
      (note 2) ..........................       (3,313)        (314)      (39,883)    --
   Adjustments to maintain reserves .....         (192)         (56)      340,717     --
                                             ---------    ---------   -----------    ---
         Net equity transactions ........    3,030,042    2,843,261    84,612,281     --
                                             ---------    ---------   -----------    ---
Net change in contract owners' equity ...    4,481,885    2,797,449   102,340,129     --
Contract owners' equity beginning
   of period ............................    2,797,449           --            --     --
                                             ---------    ---------   -----------    ---
Contract owners' equity end of period ...    7,279,334    2,797,449   102,340,129     --
                                             =========    =========   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................      357,291           --            --     --
                                             ---------    ---------   -----------    ---
   Units purchased ......................      443,856      359,305     8,327,972     --
   Units redeemed .......................      (76,564)      (2,014)   (1,138,783)    --
                                             ---------    ---------   -----------    ---
   Ending units .........................      724,583      357,291     7,189,189     --
                                             =========    =========   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      OppGlSec                   OppGlSecS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (511,619)   (1,461,958)     (74,747)    (12,345)
   Realized gain (loss) on investments ...     (2,129,491)  (33,071,876)     199,303      (6,435)
   Change in unrealized gain (loss)
      on investments .....................     67,777,262    (6,927,663)   2,247,010     (80,839)
   Reinvested capital gains ..............             --            --           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     65,136,152   (41,461,497)   2,371,566     (99,619)
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     13,530,546    74,829,785    2,787,361   3,622,894
   Transfers between funds ...............    (59,561,882)   29,607,157   (1,448,420)     15,796
   Redemptions (note 3) ..................    (11,050,581)  (20,936,134)    (167,744)    (23,136)
   Annuity benefits ......................        (29,447)      (15,678)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (2,606)       (1,762)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (231,634)     (402,849)      (3,053)       (304)
   Adjustments to maintain reserves ......       (339,586)     (180,356)        (293)        (67)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........    (57,685,190)   82,900,163    1,167,851   3,615,183
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      7,450,962    41,438,666    3,539,417   3,515,564
Contract owners' equity beginning
   of period .............................    186,172,209   144,733,543    3,515,564          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $193,623,171   186,172,209    7,054,981   3,515,564
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     26,384,682    15,482,090      458,129          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     70,273,872    12,723,223      425,080     461,024
   Units redeemed ........................    (77,260,349)   (1,820,631)    (227,592)     (2,895)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     19,398,205    26,384,682      655,617     458,129
                                             ============   ===========   ==========   =========

                                                     OppMSFund                 OppMSFundS
                                             -------------------------   ---------------------
                                                 2003          2002         2003        2002
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (953,731)   (1,613,554)    (69,924)     (8,189)
   Realized gain (loss) on investments ...   (32,780,259)  (11,190,573)     12,428        (946)
   Change in unrealized gain (loss)
      on investments .....................   111,900,491   (67,145,146)  1,616,439     (56,306)
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    78,166,501   (79,949,273)  1,558,943     (65,441)
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,801,845    68,586,709   4,188,742   2,778,338
   Transfers between funds ...............    13,457,492   (24,648,326)    244,042      10,124
   Redemptions (note 3) ..................   (29,493,034)  (37,246,075)   (196,746)     (9,550)
   Annuity benefits ......................       (49,195)      (71,401)         --          --
   Annual contract maintenance charges
      (note 2) ...........................        (6,772)       (6,645)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (596,460)     (617,480)     (1,127)       (128)
   Adjustments to maintain reserves ......       (37,532)     (246,939)       (196)        (52)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    10,076,344     5,749,843   4,234,715   2,778,732
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    88,242,845   (74,199,430)  5,793,658   2,713,291
Contract owners' equity beginning
   of period .............................   312,115,840   386,315,270   2,713,291          --
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   400,358,685   312,115,840   8,506,949   2,713,291
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    35,365,474    35,201,321     337,974          --
                                             -----------   -----------   ---------   ---------
   Units purchased .......................    13,960,527       242,020     558,672     339,128
   Units redeemed ........................   (13,237,497)      (77,867)    (43,319)     (1,154)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................    36,088,504    35,365,474     853,327     337,974
                                             ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                              OppMSSmCapS        OppStratBdS
                                             -------------   -------------------
                                              2003    2002      2003       2002
                                             ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3)    --      52,111    (2,963)
   Realized gain (loss) on investments ...       --     --      33,065         5
   Change in unrealized gain (loss)
      on investments .....................      130     --     407,735    27,827
   Reinvested capital gains ..............       --     --          --        --
                                             ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127     --     492,911    24,869
                                             ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,242     --   3,772,854   871,808
   Transfers between funds ...............       --     --     262,919    13,226
   Redemptions (note 3) ..................       --     --    (191,639)   (3,544)
   Annuity benefits ......................      (13)    --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       --     --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       --     --      (1,915)       --
   Adjustments to maintain reserves ......       (7)    --        (192)       40
                                             ------    ---   ---------   -------
         Net equity transactions .........    2,222     --   3,842,027   881,530
                                             ------    ---   ---------   -------

Net change in contract owners' equity ....    2,349     --   4,334,938   906,399
Contract owners' equity beginning
   of period .............................       --     --     906,399        --
                                             ------    ---   ---------   -------
Contract owners' equity end of period ....   $2,349     --   5,241,337   906,399
                                             ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units .......................       --     --      88,463        --
                                             ------    ---   ---------   -------
   Units purchased .......................      228     --     411,948    88,816
   Units redeemed ........................       --     --     (56,116)     (353)
                                             ------    ---   ---------   -------
   Ending units ..........................      228     --     444,295    88,463
                                             ======    ===   =========   =======

                                                       StOpp2                   VEWrldEMkt
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,093,614)   (1,399,233)     (507,847)    (535,932)
   Realized gain (loss) on investments ...   (12,672,278)  (28,887,352)   16,390,403   (1,765,844)
   Change in unrealized gain (loss)
      on investments .....................    69,158,636   (32,251,410)    7,721,999   (3,159,730)
   Reinvested capital gains ..............            --     3,305,823            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    54,392,744   (59,232,172)   23,604,555   (5,461,506)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,605,060    70,318,455       920,279    5,337,651
   Transfers between funds ...............    (7,405,036)   (8,152,118)   (8,281,311)   1,346,661
   Redemptions (note 3) ..................   (11,248,578)  (14,208,518)   (2,964,238)  (6,296,450)
   Annuity benefits ......................       (19,087)      (13,434)      (13,493)     (11,173)
   Annual contract maintenance charges
      (note 2) ...........................        (3,516)       (2,482)         (981)      (1,051)
   Contingent deferred sales charges
      (note 2) ...........................      (201,993)     (184,861)      (75,529)    (102,363)
   Adjustments to maintain reserves ......       (51,205)      (41,941)      (47,797)     (68,837)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........       675,645    47,715,101   (10,463,070)     204,438
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....    55,068,389   (11,517,071)   13,141,485   (5,257,068)
Contract owners' equity beginning
   of period .............................   152,147,968   163,665,039    38,616,383   43,873,451
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   207,216,357   152,147,968    51,757,868   38,616,383
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    21,318,993    16,359,581     4,715,758    5,140,281
                                             -----------   -----------   -----------   ----------
   Units purchased .......................     8,361,962     6,155,967    50,680,034    6,467,072
   Units redeemed ........................    (8,287,470)   (1,196,555)  (51,230,354)  (6,891,595)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    21,393,485    21,318,993     4,165,438    4,715,758
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldHAs                 VKCom2               VKEmGr2        VKCorPlus2
                                             -----------------------  ---------------------  ------------------  -------------
                                                 2003        2002        2003        2002       2003      2002     2003   2002
                                             -----------  ----------  ----------  ---------  ---------  -------  -------  ----
Investment activity:
   Net investment income (loss) ..........   $  (149,354)   (137,779)   (142,025)   (15,945)   (37,738)  (3,640)  (1,134)   --
   Realized gain (loss) on investments ...     4,608,992  (3,411,575)     58,441     (3,488)     7,977   (1,067)      (4)   --
   Change in unrealized gain (loss)
      on investments .....................     3,939,885     456,720   3,208,623     84,155    487,756  (58,737)   1,716    --
   Reinvested capital gains ..............            --          --          --         --         --       --      619    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,399,523  (3,092,634)  3,125,039     64,722    457,995  (63,444)   1,197    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       429,500   1,733,956   7,690,300  4,565,990  1,401,379  959,706  139,182    --
   Transfers between funds ...............    12,228,631   9,420,121     666,322    (19,718)    39,204    6,032   10,300    --
   Redemptions (note 3) ..................    (2,137,052) (1,849,577)   (304,200)    (9,062)   (77,899)  (1,424)      --    --
   Annuity benefits ......................          (462)     (2,150)         --         --         --       --       --    --
   Annual contract maintenance charges
      (note 2) ...........................          (178)       (178)         --         --         --       --       --    --
   Contingent deferred sales charges
      (note 2) ...........................       (36,754)    (33,747)     (4,021)        --     (1,322)      --       --    --
   Adjustments to maintain reserves ......        (5,395)    (29,373)       (541)       (62)       (95)     (23)     (12)   --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
         Net equity transactions .........    10,478,290   9,239,052   8,047,860  4,537,148  1,361,267  964,291  149,470    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Net change in contract owners' equity ....    18,877,813   6,146,418  11,172,899  4,601,870  1,819,262  900,847  150,667    --
Contract owners' equity beginning
   of period .............................    17,173,994  11,027,576   4,601,870         --    900,847       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
Contract owners' equity end of period ....   $36,051,807  17,173,994  15,774,769  4,601,870  2,720,109  900,847  150,667    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     2,012,923   1,232,877     573,556         --    124,303       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Units purchased .......................     6,911,409     890,996   1,045,233    577,149    195,345  124,486   14,916    --
   Units redeemed ........................    (5,939,426)   (110,950)    (86,997)    (3,593)   (18,453)    (183)      --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Ending units ..........................     2,984,906   2,012,923   1,531,792    573,556    301,195  124,303   14,916    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       VKEmMkt                  VKMidCapG
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (635,488)   2,763,327     (192,801)    (170,016)
   Realized gain (loss) on investments ...     6,559,929     (442,647)  (1,429,785)  (2,038,249)
   Change in unrealized gain (loss)
      on investments .....................     5,926,638     (332,040)   6,415,127   (2,932,693)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    11,851,079    1,988,640    4,792,541   (5,140,958)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,924,296    7,402,541      654,478    4,185,070
   Transfers between funds ...............     3,433,484   19,111,610    4,885,281   (1,840,321)
   Redemptions (note 3) ..................    (4,625,182)  (3,397,500)  (1,072,080)  (1,163,335)
   Annuity benefits ......................        (6,383)      (3,330)      (3,988)      (4,824)
   Annual contract maintenance charges
      (note 2) ...........................          (910)        (522)        (610)        (459)
   Contingent deferred sales charges
      (note 2) ...........................       (85,022)     (62,230)     (23,923)     (30,005)
   Adjustments to maintain reserves ......        10,499       22,416      (11,482)      (5,474)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........     6,650,782   23,072,985    4,427,676    1,140,652
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    18,501,861   25,061,625    9,220,217   (4,000,306)
Contract owners' equity beginning
   of period .............................    45,150,207   20,088,582   11,046,775   15,047,081
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $63,652,068   45,150,207   20,266,992   11,046,775
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     2,957,540    1,489,717    2,485,863    2,212,771
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     6,852,232    1,634,545    1,903,101      387,198
   Units redeemed ........................    (6,532,633)    (166,722)  (1,186,729)    (114,106)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,277,139    2,957,540    3,202,235    2,485,863
                                             ===========   ==========   ==========   ==========

                                                     VKUSRealEst                VicDivrStk
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,303,244)    3,206,967     (162,344)    (131,121)
   Realized gain (loss) on investments ...    (1,969,449)      797,901     (219,163)    (392,796)
   Change in unrealized gain (loss)
      on investments .....................    61,752,307   (15,531,000)   5,413,740   (4,596,621)
   Reinvested capital gains ..............            --     3,677,034           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    57,479,614    (7,849,098)   5,032,233   (5,120,538)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    21,074,577    45,691,461      706,459    4,054,689
   Transfers between funds ...............    11,484,897    34,077,812      (45,534)    (470,062)
   Redemptions (note 3) ..................   (15,368,621)  (16,733,047)    (968,560)  (2,505,655)
   Annuity benefits ......................       (36,826)      (27,688)          --           --
   Annual contract maintenance charges
      (note 2) ...........................        (2,712)       (1,744)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (295,855)     (280,564)     (22,242)     (28,617)
   Adjustments to maintain reserves ......      (682,555)      688,267       (3,717)      (6,844)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    16,172,905    63,414,497     (333,594)   1,043,511
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....    73,652,519    55,565,399    4,698,639   (4,077,027)
Contract owners' equity beginning
   of period .............................   157,098,309   101,532,910   15,412,266   19,489,293
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   230,750,828   157,098,309   20,110,905   15,412,266
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    12,444,223     7,976,411    2,099,385    2,004,812
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    13,993,637     5,242,510      139,468      134,602
   Units redeemed ........................   (12,982,253)     (774,698)    (181,851)     (40,029)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    13,455,607    12,444,223    2,057,002    2,099,385
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    VicInvQBd               VicSmCoOpp
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   28,011      77,295     (20,395)    (14,735)
   Realized gain (loss) on investments ...        9,381      21,391      15,296      37,145
   Change in unrealized gain (loss) on
      investments ........................      (54,157)     13,036     749,202    (189,535)
   Reinvested capital gains ..............       24,661      73,303          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        7,896     185,025     744,103    (167,125)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       23,903       2,000      38,086     353,108
   Transfers between funds ...............       11,914      (7,027)    (28,111)    (48,712)
   Redemptions (note 3) ..................     (173,701)   (257,741)    (87,172)   (238,986)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (5,931)     (5,833)     (2,081)     (3,726)
   Adjustments to maintain reserves ......          (25)        (14)        102         (89)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (143,840)   (268,615)    (79,176)     61,595
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (135,944)    (83,590)    664,927    (105,530)
Contract owners' equity beginning
   of period .............................    2,241,820   2,325,410   2,558,829   2,664,359
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,105,876   2,241,820   3,223,756   2,558,829
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      176,741     199,584     246,933     241,148
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        2,886         174       3,898       8,382
   Units redeemed ........................      (14,576)    (23,017)    (11,040)     (2,597)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      165,051     176,741     239,791     246,933
                                             ==========   =========   =========   =========

                                                     WRAsStrat                   WRBal
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       (23,799)     439,197     (345,955)     382,166
   Realized gain (loss) on investments ...        15,453      (43,421)    (113,581)    (182,321)
   Change in unrealized gain (loss) on
      investments ........................     9,773,596      708,959   12,178,254   (5,642,887)
   Reinvested capital gains ..............       523,095           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,288,345    1,104,735   11,718,718   (5,443,042)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    32,030,193   32,669,971   18,363,862   20,457,932
   Transfers between funds ...............     1,507,344    4,439,781    3,184,036      276,562
   Redemptions (note 3) ..................    (4,594,538)  (2,543,895)  (3,241,279)  (2,935,125)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (146,205)     (62,505)     (72,396)     (56,515)
   Adjustments to maintain reserves ......        68,747        6,535       20,269       (3,035)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    28,865,541   34,509,887   18,254,492   17,739,819
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    39,153,886   35,614,622   29,973,210   12,296,777
Contract owners' equity beginning
   of period .............................    79,519,856   43,905,234   58,373,099   46,076,322
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   118,673,742   79,519,856   88,346,309   58,373,099
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,461,395    4,760,507    6,794,609    4,847,216
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     4,434,682    3,938,311    2,640,518    2,188,877
   Units redeemed ........................    (1,419,610)    (237,423)    (688,175)    (241,484)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................    11,476,467    8,461,395    8,746,952    6,794,609
                                             ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        WRBnd                      WRCoreEq
                                             --------------------------   -------------------------
                                                 2003          2002           2003          2002
                                             ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  3,416,801     3,098,761    (1,110,132)   (1,438,642)
   Realized gain (loss) on investments ...      1,169,887        59,999    (2,515,743)   (1,874,887)
   Change in unrealized gain (loss) on
      investments ........................     (1,651,626)    2,600,119    35,842,592   (45,994,822)
   Reinvested capital gains ..............             --            --            --            --
                                             ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,935,062     5,758,879    32,216,717   (49,308,351)
                                             ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,790,856    30,572,390    39,835,695    62,816,082
   Transfers between funds ...............    (15,102,707)   13,249,875    (6,191,102)     (927,460)
   Redemptions (note 3) ..................     (6,411,615)   (3,706,756)  (11,002,147)   (8,414,136)
   Annuity benefits ......................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ...........................       (161,903)      (71,192)     (296,874)     (195,303)
   Adjustments to maintain reserves ......         40,889        52,494        13,442       (71,807)
                                             ------------   -----------   -----------   -----------
         Net equity transactions .........      2,155,520    40,096,811    22,359,014    53,207,376
                                             ------------   -----------   -----------   -----------

Net change in contract owners' equity ....      5,090,582    45,855,690    54,575,731     3,899,025
Contract owners' equity beginning of
   period ................................    100,850,579    54,994,889   185,915,974   182,016,949
                                             ------------   -----------   -----------   -----------
Contract owners' equity end of period ....   $105,941,161   100,850,579   240,491,705   185,915,974
                                             ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      8,643,298     5,069,211    28,039,884    21,221,006
                                             ------------   -----------   -----------   -----------
   Units purchased .......................      3,033,654     3,852,828     8,233,379     7,701,656
   Units redeemed ........................     (2,852,087)     (278,741)   (4,933,444)     (882,778)
                                             ------------   -----------   -----------   -----------
   Ending units ..........................      8,824,865     8,643,298    31,339,819    28,039,884
                                             ============   ===========   ===========   ===========

                                                      WRGrowth                   WRHiInc
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,132,108)   (2,477,904)   4,214,594    3,397,039
   Realized gain (loss) on investments ...      (300,384)   (1,756,371)    (905,365)     (75,088)
   Change in unrealized gain (loss) on
      investments ........................    50,129,544   (44,114,247)   6,434,879   (4,546,317)
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    46,697,052   (48,348,522)   9,744,108   (1,224,366)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,714,174    65,816,404   17,444,371   17,818,741
   Transfers between funds ...............    23,922,536     3,749,931   (2,210,050)   4,412,737
   Redemptions (note 3) ..................   (10,433,136)   (8,482,438)  (3,308,843)  (1,989,894)
   Annuity benefits ......................            --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (315,835)     (215,181)     (61,406)     (38,811)
   Adjustments to maintain reserves ......        15,750       (29,216)      23,437        8,273
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    69,903,489    60,839,500   11,887,509   20,211,046
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   116,600,541    12,490,978   21,631,617   18,986,680
Contract owners' equity beginning of
   period ................................   185,008,498   172,517,520   49,233,726   30,247,046
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   301,609,039   185,008,498   70,865,343   49,233,726
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,861,661    20,170,887    4,689,184    2,785,585
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    12,689,046     8,526,617    2,378,017    2,059,988
   Units redeemed ........................    (3,144,635)     (835,843)  (1,359,792)    (156,389)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    37,406,072    27,861,661    5,707,409    4,689,184
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      WRIntl                    WRLTBond
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   224,852     (296,094)     687,179      360,135
   Realized gain (loss) on investments ...    (1,966,765)  (1,082,921)     127,527       41,254
   Change in unrealized gain (loss)
      on investments .....................    11,218,434   (5,767,714)    (226,663)     131,915
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,476,521   (7,146,729)     588,043      533,304
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,836,767   11,806,711   14,262,996   10,080,412
   Transfers between funds ...............     4,246,455    2,045,099    8,938,521    7,269,333
   Redemptions (note 3) ..................    (1,862,306)  (1,425,558)  (2,616,571)    (909,582)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (57,882)     (30,734)     (73,792)     (35,279)
   Adjustments to maintain reserves ......       (13,429)      (9,416)      10,602        3,917
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    10,149,605   12,386,102   20,521,756   16,408,801
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    19,626,126    5,239,373   21,109,799   16,942,105
Contract owners' equity beginning
   of period .............................    35,568,274   30,328,901   22,241,784    5,299,679
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $55,194,400   35,568,274   43,351,583   22,241,784
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     5,665,413    3,898,537    1,955,961      484,968
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     2,729,103    1,931,746    2,810,807    1,544,270
   Units redeemed ........................    (1,260,478)    (164,870)  (1,022,824)     (73,277)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     7,134,038    5,665,413    3,743,944    1,955,961
                                             ===========   ==========   ==========   ==========

                                                       WRMMkt                    WRSciTech
                                             -------------------------   ------------------------
                                                2003          2002          2003         2002
                                             -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........      (307,405)      (87,738)    (911,347)     (685,032)
   Realized gain (loss) on investments ...            --            --     (207,868)     (359,179)
   Change in unrealized gain (loss)
      on investments .....................            --            --   19,318,811   (13,455,380)
   Reinvested capital gains ..............            --            --           --            --
                                             -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (307,405)      (87,738)  18,199,596   (14,499,591)
                                             -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,140,077    46,398,802   21,833,102    24,538,776
   Transfers between funds ...............   (22,689,037)  (36,664,931)   2,165,630    (3,642,948)
   Redemptions (note 3) ..................    (8,936,271)   (7,273,616)  (2,251,337)   (1,484,046)
   Annuity benefits ......................            --            --           --            --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (213,573)     (150,630)     (68,102)      (39,336)
   Adjustments to maintain reserves ......        20,470         9,799       (3,651)       (8,225)
                                             -----------   -----------   ----------   -----------
         Net equity transactions .........    (6,678,334)    2,319,424   21,675,642    19,364,221
                                             -----------   -----------   ----------   -----------

Net change in contract owners' equity ....    (6,985,739)    2,231,686   39,875,238     4,864,630
Contract owners' equity beginning
   of period .............................    34,463,317    32,231,631   53,064,578    48,199,948
                                             -----------   -----------   ----------   -----------
Contract owners' equity end of period ....    27,477,578    34,463,317   92,939,816    53,064,578
                                             ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     3,366,596     3,142,411    8,398,696     5,720,321
                                             -----------   -----------   ----------   -----------
   Units purchased .......................     4,396,015       333,225    3,968,257     3,141,266
   Units redeemed ........................    (5,054,784)     (109,040)    (941,769)     (462,891)
                                             -----------   -----------   ----------   -----------
   Ending units ..........................     2,707,827     3,366,596   11,425,184     8,398,696
                                             ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       WRSmCap                     WRValue
                                             --------------------------   ------------------------
                                                 2003           2002          2003         2002
                                             ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,375,892)   (1,173,816)     (438,452)    (233,399)
   Realized gain (loss) on investments ...     (1,800,792)   (4,987,429)     (367,367)    (308,098)
   Change in unrealized gain (loss)
      on investments .....................     31,884,942   (16,162,456)   17,627,420   (7,513,064)
   Reinvested capital gains ..............             --            --            --           --
                                             ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     28,708,258   (22,323,701)   16,821,601   (8,054,561)
                                             ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     26,838,385    31,135,781    24,562,322   33,889,178
   Transfers between funds ...............     (7,198,447)    8,149,083     9,426,821   (2,357,063)
   Redemptions (note 3) ..................     (4,022,483)   (3,961,649)   (2,666,859)  (1,703,117)
   Annuity benefits ......................             --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (116,410)      (82,003)      (60,360)     (37,885)
   Adjustments to maintain reserves ......         19,486       (11,000)       56,298        3,637
                                             ------------   -----------   -----------   ----------
         Net equity transactions .........     15,520,531    35,230,212    31,318,222   29,794,750
                                             ------------   -----------   -----------   ----------

Net change in contract owners' equity ....     44,228,789    12,906,511    48,139,823   21,740,189
Contract owners' equity beginning
      of period ..........................     88,746,066    75,839,555    58,308,075   36,567,886
                                             ------------   -----------   -----------   ----------
Contract owners' equity end of period ....   $132,974,855    88,746,066   106,447,898   58,308,075
                                             ============   ===========   ===========   ==========

CHANGES IN UNITS:

   Beginning units .......................     11,801,501     7,778,767     6,694,479    3,616,179
                                             ------------   -----------   -----------   ----------
   Units purchased .......................      4,652,169     4,391,241     4,118,296    3,407,646
   Units redeemed ........................     (3,263,281)     (368,507)     (913,342)    (329,346)
                                             ------------   -----------   -----------   ----------
   Ending units ..........................     13,190,389    11,801,501     9,899,433    6,694,479
                                             ============   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001.Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                  (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                  (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
               (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)

               Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.(Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                  (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc.(W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                           BOA                            BOA                        BOA        BOA
                                                         Future   ElitePro   ElitePro   Choice   BOA V     BOA    Exclusive   Choice
Nationwide Variable Account-9 Options                     /(2)/    Classic      Ltd      /(3)/   /(4)/   Income    II /(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................    0.95%     1.60%     1.75%     1.20%     1.10%  1.25%       1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ......................    0.25%       --        --        --        --     --          --        --
   Initial lowered to $1,000 and subsequent lowered to
      $25. Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ................................    0.15%       --        --        --      0.15%    --          --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:

   Additional (5%) Withdrawal without Charge and
      Disability .....................................    0.10%       --        --        --      0.10%    --          --        --
      In addition to standard 10% CDSC-free withdrawal
         privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ......................................    0.05%       --        --        --      0.05%    --          --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities .......    0.15%       --        --        --      0.15%    --          --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced (for contracts issued on or after
      1-2-01) ........................................    0.15%       --        --        --        --     --        0.15%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   Greater of One-Year or 5% Enhanced (for contracts
      issued on or after 1-2-01) .....................    0.20%       --        --      0.15%       --     --        0.20%     0.15%
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders, (iii) highest
         contract value before 86th birthday less
         surrenders or (iv) the 5% interest
         anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) ........................................    0.05%       --        --        --      0.05%    --        0.10%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) ........................................    0.10%       --        --      0.05%     0.10%    --        0.15%       --
      If death before annuitization, benefit will be
         greater of (i) contract value or (ii) total
         of all purchase payments less surrenders with
         5% simple interest from purchase to most
         recent contract anniversary prior to
         annuitants 86th birthday.
   Term Certain with Enhanced between 10 and 20 years
      (for contracts issued prior to 5-01-02) ........      --        --        --        --        --   0.20%         --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

   Provide for minimum guaranteed value that may
      replace contract value for annuitization under
      certain circumstances.
   Option 1 ..........................................    0.45%       --        --      0.45%       --     --        0.45%     0.45%
   Option 2 ..........................................    0.30%       --        --      0.30%       --     --        0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ..............................    0.45%       --        --        --        --     --          --        --
   Fee assessed to assets of the variable account and
      to allocations made to the fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% of
      purchase payments made during the first 12
      months contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .........................    0.40%       --        --      0.40%       --     --        0.40%     0.40%
   Upon death of the annuitant, in addition to any
      death benefit payable, the contract will be
      credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................    0.50%       --        --        --        --     --        0.50%     0.50%
   Provides a return of principle guarantee over the
      elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................      --        --        --        --        --     --          --      0.10%
   Allows a surviving spouse to continue the contract
      while receiving the economic benefit of the
      death benefit upon the death of the other
      spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............    3.65%     1.60%     1.75%     2.20%     1.70%  1.45%       2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                           Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                       ------------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ..............   $ 35,858,965      895         --         558        238           --         50         410
1.00% ..............     15,393,079       --         --          --         --           --         --          --
1.05% ..............      2,999,627       --         --          --         --           --         --          --
1.10% ..............      8,246,511    1,625         --         707        152           --         66         470
1.15% ..............      4,044,722      458         --          --         63           --         --         123
1.20% ..............     17,378,286       24         --          --         --           --         --          --
1.25% ..............      1,910,801    1,031         --          88         --           --         --         237
1.30% ..............      3,211,269      219         --          --         --           --         --          --
1.35% ..............      3,373,645      658         --         264         --           --         24         483
1.40% ..............     24,020,866       64         --          80        174           --        301         365
1.45% ..............      8,748,970       --         --          --         --           --         --          --
1.50% ..............      3,070,789       --     16,988          --         --        3,677         --          --
1.55% ..............     10,499,752    1,202         --       1,383         --           --      1,007       2,993
1.60% ..............      5,294,718        9      3,000          --        160        2,043         --          --
1.65% ..............      3,231,946       --     19,276          --         --        3,031         --          --
1.70% ..............      1,538,005       --         --          --         --           --         --          --
1.75% ..............      1,613,883        4      3,993          --         --          628         --          --
1.80% ..............      1,315,204       --      2,405          --         --          390         --          --
1.85% ..............      1,957,039       --         --          --         --           --         --          --
1.90% ..............        467,561       --      2,189          --         --          186         --          --
1.95% ..............        998,556       --     16,086          --         --        4,742         --          --
2.00% ..............      1,182,887      417         --          --         --           --         --          --
2.05% ..............      1,240,516    1,044      4,231         769         --        3,647         --          --
2.10% ..............        662,535       --     15,207          --         --        1,131         --          --
2.15% ..............        251,265       --      1,848          --         --          388         --          --
2.20% ..............        620,636       --      4,507          --         --        2,771         --          --
2.25% ..............        130,052       --         --          --         --           --         --          --
2.30% ..............        115,029       --         23          --         --           --         --          --
2.35% ..............         33,204       --        199          --         --          111         --          --
2.40% ..............        172,041       --         --          --         --           --         --          --
2.45% ..............         71,147       --        187          --         --          270         --          --
2.50% ..............         86,719       --      2,477          --         --          519         --          --
2.55% ..............         15,058       --         --          --         --           --         --          --
2.60% ..............        131,145       --      2,796          --         --           53         --          --
2.65% ..............          5,225       --         --          --         --           --         --          --
2.70% ..............          5,073       --         --          --         --           --         --          --
2.85% ..............            130       --         --          --         --           --         --          --
                       ------------    -----     ------       -----        ---       ------      -----       -----
   Totals ..........   $159,896,856    7,650     95,412       3,849        787       23,587      1,448        5081
                       ============    =====     ======       =====        ===       ======      =====       =====

                       AIMPreEq2   AlGrIncB   AlPremGrB   ALSmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   -------
0.95% ..............     $   --         --          --           --      643,788          --        12,841      385,219
1.00% ..............         --         --          --           --      311,974          --         4,555      191,989
1.05% ..............         --         --          --           --       59,652          --           765       33,528
1.10% ..............         --         --          --           --      112,020          --         4,873       32,975
1.15% ..............         --         --          --           --       49,534          --         2,836       14,420
1.20% ..............         --         --          --           --      294,156          --        13,652      180,772
1.25% ..............         --         --          --           --       33,217          --           372       13,963
1.30% ..............         --         --          --           --       56,068          --         1,670       34,097
1.35% ..............         --         --          --           --       54,633          --         2,463       16,359
1.40% ..............         --         --          --           --      307,643          --        12,040      127,175
1.45% ..............         --         --          --           --      119,246          --         1,375       80,086
1.50% ..............      3,582      8,998       5,824        8,747       38,113      13,833         1,085       26,404
1.55% ..............         --         --          --           --      112,839          --         2,381       35,193
1.60% ..............        463      4,094       1,337        1,432       52,692       1,120         5,666       12,716
1.65% ..............      2,498      5,770      15,948       12,212       57,115       7,037         2,267       17,264
1.70% ..............         --         --          --           --       16,016          --           354        3,369
1.75% ..............        232      1,643       1,324        3,504       24,549         347           244        4,072
1.80% ..............        384        695       2,354        1,920       21,865         340            51        2,742
1.85% ..............         --         --          --           --       20,422          --            88        4,464
1.90% ..............        363         39         769        1,009        5,593         215            --        1,517
1.95% ..............      3,365      5,449      10,593        9,334        4,144       2,699           853        6,291
2.00% ..............         --         --         104          235       14,974         245           279        2,466
2.05% ..............      6,559      2,751       4,505        8,613       14,262       4,969           592        3,101
2.10% ..............      1,805      3,417       4,688        9,744        2,234      18,856           512          239

Continued              AIMPreEq2   AlGrIncB   AlPremGrB   AISmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro    ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   ---------
2.15% ..............         74        274          55          883         1,605         64            --            109
2.20% ..............      1,648      3,549       1,674        4,455         4,274      7,941            29            780
2.25% ..............         --         --          --           --           481         --           289             --
2.30% ..............         --         --          24           --           235         --            --             14
2.35% ..............        112        494         154        1,064            16        660            --             --
2.40% ..............         --         --          --           --           696         --            --              2
2.45% ..............      1,000        817         448          818           338         93            --             --
2.50% ..............         92        123         713        2,093           278        640            --             --
2.55% ..............         --         --          --           --             1         --            --             --
2.60% ..............        314      2,072       1,271        1,830         1,058      1,264            --             --
2.65% ..............         --         --          --           --             3         --            --             --
2.70% ..............         --         --          --           --           323         --            --             --
                        -------     ------      ------       ------     ---------     ------        ------      ---------
   Totals ..........    $22,491     40,185      51,785       67,893     2,436,057     60,323        72,132      1,231,326
                        =======     ======      ======       ======     =========     ======        ======      =========

                       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                       --------   ---------   ----------   ---------   --------   --------   ---------   --------
0.95% ..............   $120,200     20,054          --     1,045,611        --      3,741         942      5,358
1.00% ..............     39,833      4,462          --       345,450        --         --          --         --
1.05% ..............     10,378      1,014          --        68,169        --        369          --        169
1.10% ..............     29,645      3,780          --       260,685        --      2,434       1,874      4,594
1.15% ..............     14,180      3,824          --       139,858        --        435       2,450      2,654
1.20% ..............     91,320     18,603          --       571,819        --         99           2        120
1.25% ..............      6,117        500          --        65,268        --        552         228        973
1.30% ..............      7,774        532          --       169,119        --        312         225        570
1.35% ..............     14,197      1,811          --       142,471        --        342         552      1,011
1.40% ..............     84,173     17,082          --       708,707        --      4,764         138      5,133
1.45% ..............     18,028      4,499          --       245,420        --         84          99         66
1.50% ..............      5,475        386      10,418        81,528    24,409         20          20         20
1.55% ..............     22,795     11,038          --       355,811        --      1,869       4,709      6,609
1.60% ..............     18,552      4,165         945       141,702     3,936         78       1,185        498
1.65% ..............     14,874      6,073       5,927       108,767    10,425         26          --         34
1.70% ..............      5,852        176          --        45,770        --          5       5,975         34
1.75% ..............      6,259      6,274       2,134        50,050     3,822         22          --          4
1.80% ..............      6,893      2,458         353        42,494     6,608         --          --         --
1.85% ..............      6,752      1,907          --        63,987        --      4,323          --        647
1.90% ..............        787        118         169        14,369     5,265         --          --         --
1.95% ..............      1,559        377       4,324        18,820    12,369         --          --         --
2.00% ..............      1,895      3,419       1,177        71,864     1,288         --          --        432
2.05% ..............      7,569        491       2,636        37,757     8,514        676          --         --
2.10% ..............        189        173       3,266         6,590     8,157         --          --         --
2.15% ..............        702        370         136        13,078     1,089         --          --         --
2.20% ..............      1,033        234       3,556        14,188     7,079         --          --         --
2.25% ..............        107         96          --         3,447        --         --          --         --
2.30% ..............        144        545          --         7,159        --         --          --         --
2.35% ..............         --         --          --            --     1,725         --          --         --
2.40% ..............      1,032         --          --        13,727        --         --          --         --
2.45% ..............         --         23         115         1,909     2,042         --          --         --
2.50% ..............         --         --       1,086           484       451         --          --         --
2.55% ..............         --          1          --         1,704        --         --          --         --
2.60% ..............        534        150         177         1,822     2,220         --          --         --
2.65% ..............         --         --          --           306        --         --          --         --
2.70% ..............         --        224          --             5        --         --          --         --
                       --------    -------      ------     ---------    ------     ------      ------     ------
   Totals ..........   $538,848    114,859      36,419     4,859,915    99,399     20,151      18,399     28,926
                       ========    =======      ======     =========    ======     ======      ======     ======

                       BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ..............     $1,771     21,169    46,359     63,451        --        48,726         --       440,037
1.00% ..............         --      7,675    23,966     31,756        --        16,444         --       211,292
1.05% ..............         33      2,907     5,592     10,910        --         3,988         --        38,882
1.10% ..............      2,069        440       396      1,234        --        12,327         --       110,564
1.15% ..............         89         13       104        234        --         8,603         --        30,520
1.20% ..............         --      3,348     4,415     15,780        --        30,917         --       144,131
1.25% ..............        813         44       821      2,352        --         3,149         --        17,366
1.30% ..............        414        114       422      2,415        --         8,588         --        30,273
1.35% ..............        763        216       175        123        --         7,504         --        14,850
1.40% ..............      2,346         73        80      6,596        --        28,347         --       170,506
1.45% ..............        137         --        63      2,619        --         8,149         --       110,830
1.50% ..............         20         --       549      1,452     2,108         3,021        493        19,118
1.55% ..............      2,189         --        --        428        --        10,765         --        37,833
1.60% ..............        272         --        25        554       348        10,715         47        18,559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   ---------
1.65% ..............         34          4       166        236        935        4,782         657        24,278
1.70% ..............         35         --        --         35         --        1,705          --         8,657
1.75% ..............         16         --        --         63        957        2,375          24         2,946
1.80% ..............          4         --        --        364        629        1,950          --         3,848
1.85% ..............      4,261         --        --         76         --        3,431          --         6,485
1.90% ..............         --         --        --         22        182        1,126          28         2,009
1.95% ..............         --         --        --         --      2,208          248         181         4,514
2.00% ..............        451         --        --          4        346        1,072          --         4,191
2.05% ..............      2,523         --        --         --      2,096        4,050         580         3,437
2.10% ..............         --         --        --          8      1,307          116       1,489           989
2.15% ..............         --         --        --         --        287          261         115           271
2.20% ..............         --         --        --         --      3,943           75          26           900
2.25% ..............         --         --        --         --         --          232          --         1,074
2.30% ..............         --         --        --          6         --           36          --           145
2.35% ..............         --         --        --         --        157           --          --            67
2.45% ..............         --         --        --         --        165           --         236            29
2.60% ..............         --         --        --         --        664           --         375            --
2.70% ..............         --         --        --         --         --           --          --            88
                        -------     ------    ------    -------     ------      -------       -----     ---------
   Totals ..........    $18,240     36,003    83,133    140,718     16,332      222,702       4,251     1,458,689
                        =======     ======    ======    =======     ======      =======       =====     =========

                         DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                       ----------    ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ..............   $ 3,094,508     542,573         --          257            341            --           --          --
1.00% ..............     1,629,131     248,311         --           --             --            --           --          --
1.05% ..............       284,743      63,667         --           --             --            --           --          --
1.10% ..............       471,091      86,194         --          220            346            --           --          --
1.15% ..............       249,677      45,404         --           --            414            --           --          --
1.20% ..............     1,082,772     215,132         --           --             --            --           --          --
1.25% ..............       123,824      23,346         --           16             --            --           --          --
1.30% ..............       255,163      46,985         --           --             --            --           --          --
1.35% ..............       193,142      42,209         --          218             --            --           --          --
1.40% ..............     1,216,739     205,931         --          127            906            --           --          --
1.45% ..............       521,351      52,935         --           --             --            --           --          --
1.50% ..............       116,184      22,675      6,692           --             --         1,763        1,222      14,036
1.55% ..............       424,339      77,865         --          254            839            --           --          --
1.60% ..............       225,189      34,626      3,187           --             --            74        3,606       2,761
1.65% ..............       115,087      33,366      5,549           --             --           871          423      13,643
1.70% ..............       109,515      10,087         --           --             --            --           --          --
1.75% ..............        69,815       7,577      1,670           --             --           473           74       4,005
1.80% ..............        60,567      11,609        646           --             --           175          285       1,678
1.85% ..............        72,439       9,290         --        3,620             --            --           --          --
1.90% ..............        19,168       3,738        677           --             --            --          541         567
1.95% ..............        26,538       2,784      3,449           --             --         1,218        4,355       5,918
2.00% ..............        35,163       5,794         --           --             --            --           --         155
2.05% ..............        54,851       8,427     12,742           --             --           100        1,861       9,202
2.10% ..............         5,557       1,182      3,354           --             --           639        1,432      14,353
2.15% ..............        12,862       3,200         54           --             --            --           --       2,781
2.20% ..............        10,613       1,713      4,408           --             --         1,331        2,806       4,711
2.25% ..............         1,701       1,349         --           --             --            --           --          --
2.30% ..............         2,681       1,494         --           --             --            --           --          --
2.35% ..............           240          27        354           --             --           837           --       1,055
2.40% ..............            79       3,874         --           --             --            --           --          --
2.45% ..............         1,195         112      1,708           --             --            --           --         598
2.50% ..............            --          --        605           --             --            --           --       5,670
2.55% ..............             4         207         --           --             --            --           --          --
2.60% ..............            --       1,311        311           --             --            62          264       1,166
2.65% ..............            34         134         --           --             --            --           --          --
                       -----------   ---------     ------        -----          -----         -----       ------      ------
   Totals ..........   $10,485,962   1,815,128     45,406        4,712          2,846         7,543       16,869      82,299
                       ===========   =========     ======        =====          =====         =====       ======      ======

                       FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ..............   $1,075,412       --       2,016,336       --      1,728,986       --       792,839     219,868
1.00% ..............      351,265       --         946,943       --        953,185       --       338,360      91,739
1.05% ..............       70,685       --         208,208       --        158,555       --       106,581      21,838
1.10% ..............      287,898       --         375,570       --        273,232       --       121,871      14,225
1.15% ..............      178,198       --         200,809       --        121,076       --        61,650       7,720
1.20% ..............      737,566       --         920,657       --        896,942       --       492,884     101,255

Continued              FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
1.25% ..............       63,693          --       97,709         --       89,720         --       41,590      9,528
1.30% ..............      127,364          --      142,533         --      198,011         --       69,185     17,540
1.35% ..............      176,547          --      237,603         --      166,313         --       69,707      9,715
1.40% ..............      932,513          --    1,151,774         --      987,760         --      423,657     67,064
1.45% ..............      253,230          --      403,601         --      505,736         --      169,380     40,087
1.50% ..............      107,302      43,109      107,893     39,834       98,226     15,165       40,418      7,874
1.55% ..............      412,229          --      431,959         --      268,087         --      144,181     14,639
1.60% ..............      231,228      10,393      232,080     11,127      114,856      6,778       63,248      4,922
1.65% ..............      107,258      28,025      133,783     24,914      117,703      9,032       40,381      5,858
1.70% ..............       73,351          --       51,645         --      107,057         --       21,387      2,783
1.75% ..............      100,228       9,570       64,501     13,868       38,828      4,925       44,490      2,384
1.80% ..............       48,011       3,229       73,735      8,171       31,523      2,078       19,129      3,543
1.85% ..............       94,669          --       75,490         --       33,444         --       18,571      4,585
1.90% ..............       13,814       1,926       10,451      5,542       13,186        937        1,405      1,010
1.95% ..............       10,431      22,671       16,623     20,787       10,189      6,670        4,826      1,409
2.00% ..............       51,073         449       34,949        884       25,540        368       16,378      1,923
2.05% ..............       49,893      15,910       51,620      9,720       17,062     10,713       10,254      1,816
2.10% ..............       12,801      24,889        1,686     22,780        5,803      6,727        9,939        691
2.15% ..............       12,743       2,569        4,209        499        6,031         --        6,570         --
2.20% ..............       14,171      12,991       14,254     12,571        5,555      7,466        7,879        741
2.25% ..............        6,900          --        4,151         --        1,097         --        1,334         24
2.30% ..............       10,309          23        1,233         46          257         --          715          1
2.35% ..............           55       1,059           18        486           68        119          168         --
2.40% ..............       16,958          --          284         --           19         --            2         --
2.45% ..............          299       1,241        2,844      1,607           --      2,505           72         --
2.50% ..............          704       2,516           --      4,572           85        612           --         --
2.55% ..............        1,543          --          522         --           --         --          113         --
2.60% ..............        4,604      11,947        1,350      6,462        1,311      1,955           --         --
2.65% ..............          392          --           15         --           23         --           15         --
2.70% ..............          951          --           --         --           --         --           --         --
                       ----------     -------    ---------    -------    ---------     ------    ---------    -------
   Totals ..........   $5,636,288     192,517    8,017,038    183,870    6,975,466     76,050    3,139,179    654,782
                       ==========     =======    =========    =======    =========     ======    =========    =======

                       FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ..............     $    --       121,782     1,753.933         --        6,016        331,500            --       61,286
1.00% ..............          --        21,456       886,335         --        2,536        229,519            --       19,542
1.05% ..............          --         4,469       147.714         --          181         41,177            --        2,621
1.10% ..............          --        12,199       257.558         --        1,584         19,283            --       12,755
1.15% ..............          --        11,760       125.134         --          346          7,371            --        8,633
1.20% ..............          --        58,040       776.302         --        6,125        100,731            --       37,594
1.25% ..............          --         3,717        71.718         --           99         12,344            --        3,145
1.30% ..............          --         6,941       146.910         --           56         19,161            --        4,565
1.35% ..............          --        10,759       124.734         --          250          9,633            --        9,655
1.40% ..............          --        59,184       801.264         --        6,811         72,618            --       43,569
1.45% ..............          --         9,774       388.910         --        1,262         39,956            --       18,909
1.50% ..............      12,335         4,647       107.925     27,247          429          8,984        13,174        3,285
1.55% ..............          --        13,817       257.183         --        1,554         24,119            --       20,148
1.60% ..............       3,308         8,523       138.437      8,591        5,138          9,343         6,254       10,233
1.65% ..............      13,541         9,435       105.430     18,743          277         11,122         8,927        5,991
1.70% ..............          --         2,528        31,634         --          212          5,317            --        3,918
1.75% ..............       3,616         1,648        50.496     10,126            9          4,583         4,399        2,742
1.80% ..............       2,424         2,517        46.115      3,232          954          1,849         2,422        1,360
1.85% ..............          --         4,014        46,592         --          289          3,852            --        3,115
1.90% ..............       2,569           967        14,878      4,884          131          1,808         1,915          527
1.95% ..............      16,475            85        16,730     28,289           19          1,299        15,386          202
2.00% ..............         956           507        38,723      1,812           --            904           878        3,011
2.05% ..............       9,550         2,372        27,993     12,844          101          1,203        13,539          525
2.10% ..............       8,431           258         4,343     15,198            3            140         9,731          430
2.15% ..............         249           334         8,336        636           --          1,858           433          788
2.20% ..............       8,628         1,027         8,211     14,989           --            605         7,751          294
2.25% ..............          --           283         2,190         --           --             11            --           90
2.30% ..............          --           392         6,244         --           --             14            --          460
2.35% ..............         494            --           149      1,534           --             17           117           65
2.40% ..............          --             1        13,918         --           --              2            --           13
2.45% ..............       2,033            --           663        598           --             --         1,196          269
2.50% ..............         952            --           939      1,320           --             --         1,032           12
2.55% ..............          --            --           963         --           --             --            --            6
2.60% ..............       1,540           567         2,298      2,669           --             --         1,065           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
2.65% ..............           --            7           295          --           --            --            --            17
2.70% ..............           --          231           673          --           --            --            --            --
2.85% ..............           --           --             8          --           --            --            --            --
                          -------      -------     ---------     -------       ------       -------        ------       -------
   Totals ..........      $87,101      374,241     6,411.878     152,712       34,382       960,323        88,219       279,775
                          =======      =======     =========     =======       ======       =======        ======       =======

                       FidVIPValS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                       -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ..............     $    --        284      1.087    105,584       3,393         535,084       16,317         34,276
1.00% ..............          --         --         --     60,283       1,583         214,431        2,935         24,522
1.05% ..............          --         --         --     13,164         106          38,940          401          1,242
1.10% ..............          --        102      5.177     11,178         695         134,123        2,228          9,971
1.15% ..............          --        251        463     14,722         963          76,047          659          4,835
1.20% ..............          --        125      1.467     66,738      11,003         281,071        2,122         17,542
1.25% ..............          --         --         92      6,447         101          30,719          402          1,883
1.30% ..............          --         --         62     10,911         379          53,949          764          4,440
1.35% ..............          --         --        250     17,474         339          63,121          778          8,873
1.40% ..............          --      1,128      2.145     58,530       3,189         361,368        5,982         19,791
1.45% ..............          --         --         60     37,862         844         176,949        2,106         55,905
1.50% ..............       4,668        289        264     12,307         297          37,529          483          1,831
1.55% ..............          --        262      2,748     19,431         912         176,804        2,036         17,722
1.60% ..............       1,794        160        850     17,377         156          74,498          693          6,850
1.65% ..............       1,135        359        439     18,224          75          51,437          798          3,300
1.70% ..............          --      1,836      1.658      2,404         129          23,663          494          2,220
1.75% ..............       2,066         --        324      5,833         106          28,587          564          1,682
1.80% ..............         633         --         16      4,449          42          22,455          775          2,481
1.85% ..............          --         --         21      4,958           9          35,739          742          1,728
1.90% ..............         646         --         --        738         102           8,656           23          1,199
1.95% ..............       4,727         --         18      1,267          --           5,450           --          1,266
2.00% ..............          --         42        688      3,405          89          23,713          188          2,971
2.05% ..............       2,668         --         --      1,486          68          30,924          396            909
2.10% ..............       2,268         --         --        561          --           4,282          197            360
2.15% ..............         771         --         --         70          --           4,574           17             20
2.20% ..............       2,041         --         --      1,087          --          10,239           10             11
2.25% ..............          --         --         --         68          --           2,902           --            251
2.30% ..............          --         --         --        304          --           5,719            2            323
2.35% ..............          98         --         --         --          --              20           --             --
2.40% ..............          --         --         --         --          --          12,655           --              1
2.45% ..............          --         --         --         92          --           1,848           --             --
2.50% ..............         138         --         --         --          --              --           --             --
2.55% ..............          --         --         --         --          --             832           --             --
2.60% ..............         404         --         --        754          --              --           --             --
2.65% ..............          --         --         --         --          --             275           --             --
2.70% ..............          --         --         --        351          --             106           --             --
                         -------      -----     ------    -------      ------       ---------       ------        -------
   Totals ..........     $24,057      4,838     17,829    498,059      24,580       2,528,709       42,112        228,405
                         =======      =====     ======    =======      ======       =========       ======        =======

                       GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   -----------
0.95% ..............    $475,801         --         9,577          --         29,803        8,120        22,809          --
1.00% ..............     188,583         --         2,219          --         20,705        4,530        18,952          --
1.05% ..............      43,803         --         1,410          --          1,409          312         3,114          --
1.10% ..............      97,832         --         2,434          --          6,636        2,657         5,300          --
1.15% ..............      52,154         --         1,605          --          6,257          821         3,323          --
1.20% ..............     354,478         --         4,578          --         14,137        5,250        13,139          --
1.25% ..............      20,511        309           673         252          1,627          644         1,545         555
1.30% ..............      64,477         --           839          --          2,419          290         3,596          --
1.35% ..............      67,999         --           740          --          1,719          345         1,294          --
1.40% ..............     299,970         --         5,050          --         19,733        7,927        12,262          --
1.45% ..............      87,188         --           655          --         37,856        2,784        31,298          --
1.50% ..............      28,326         --           234          --          4,119          793         1,271          --
1.55% ..............     105,821         --         1,712          --         17,858        3,724        11,951          --
1.60% ..............      50,223         --         2,732          --          6,844          938         4,949          --
1.65% ..............      26,847         --         1,826          --          6,286          345         2,926          --
1.70% ..............      25,188         --           368          --          1,693          409         2,162          --
1.75% ..............      25,503         --           799          --          6,987          265         2,515          --
1.80% ..............      15,841         --           571          --          2,493          294         1,210          --
1.85% ..............      29,852         --           271          --          1,571          702           910          --
1.90% ..............       4,812         --           185          --            133          163           144          --

Continued              GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.95% ..............        2,421       --          1,109          --          2,940           10           966          --
2.00% ..............       14,331       --            683          --          3,170          201         1,826          --
2.05% ..............       11,934       --            814          --          2,431           38         1,231          --
2.10% ..............        2,016       --             30          --            597           22           187          --
2.15% ..............        2,761       --             53          --            255           --           395          --
2.20% ..............        3,233       --             81          --            745          174           283          --
2.25% ..............          124       --            121          --            284           --           498          --
2.30% ..............        1,406       --             --          --             --           --           632          --
2.35% ..............           46       --             --          --          1,049           --            51          --
2.40% ..............           --       --              2          --             93           --             9          --
2.45% ..............          596       --              1          --             69           --           424          --
2.50% ..............          341       --             --          --             --           --            --          --
2.55% ..............           20       --             --          --             55           --            13          --
2.60% ..............           --       --             49          --            822           --            --          --
2.65% ..............           --       --             --          --             19           --            --          --
                       ----------      ---         ------         ---        -------       ------       -------         ---
   Totals ..........   $2,104,438      309         41,421         252        202,814       41,758       151,185         555
                       ==========      ===         ======         ===        =======       ======       =======         ===

                       GVITGlUtl3    GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                       ----------   ----------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ..............     $ 4,125     2,859,503          --      380,252      36,985      202,051     394,810       144,669
1.00% ..............       1,122     1,333,541          --      213,104      10,403       49,500     107,043        25,606
1.05% ..............         331       290,203          --       42,541       1,613       10,878      18,888         4,265
1.10% ..............         395       559,322          --       32,570      13,279       57,333     157,175        59,873
1.15% ..............         956       274,644          --       14,610      16,358       52,075     127,466        92,297
1.20% ..............       3,261     1,197,909          --       65,499      27,127      128,102     222,360        75,727
1.25% ..............         242       116,130          --        8,361      26,371       21,818      54,208        30,850
1.30% ..............         269       219,641          --       25,640       2,408       20,400      40,254        10,279
1.35% ..............         388       266,824          --        7,613       7,711       36,202      68,147        32,372
1.40% ..............       3,672     1,689,456          --       68,193      49,160      181,043     472,050       201,812
1.45% ..............         616       536,804          --       29,864       3,317       49,000      93,738        28,285
1.50% ..............         182       161,361      76,423        4,342       9,295       46,629      89,588        54,537
1.55% ..............       1,027       833,599          --       11,918      26,172      100,129     198,571        74,944
1.60% ..............       1,673       293,875      13,501        4,821      32,846      118,366     156,502        89,831
1.65% ..............         282       188,014      72,772        6,573      21,429       51,991      79,310        54,925
1.70% ..............         333        92,170          --        3,139       3,471       19,342      32,908        17,880
1.75% ..............         422       115,123      13,915        3,736       6,274       37,090      89,428        38,333
1.80% ..............         108       106,196       7,230        1,723      10,836        9,881      30,436        15,379
1.85% ..............         447       105,298          --        5,083      11,562       35,545      81,475        39,518
1.90% ..............          46        19,170       8,841          681       1,116          454       6,673        11,327
1.95% ..............         540        24,790      46,269          505      19,017       11,606      50,613        33,884
2.00% ..............          44        89,032       1,895        2,538       5,247        7,738      24,984        20,888
2.05% ..............       1,102        59,285      22,448          594      13,883        9,776      55,240        33,304
2.10% ..............         148        18,256      52,257          107       6,339       14,679      49,434        26,757
2.15% ..............          63        14,196       1,586          658         684        2,115      15,561        10,005
2.20% ..............          --         9,112      25,848          839      10,809        9,860      53,059        43,916
2.25% ..............         236        12,467          --          504       1,032        1,465       5,994         3,477
2.30% ..............          --        15,747          23           55       1,135          145       4,521         4,975
2.35% ..............          --            17         858           10          69          261       3,894         1,911
2.40% ..............          87        16,726          --           --         476          557       8,902         5,791
2.45% ..............          --         2,366       2,914          222          40           37       3,190         1,781
2.50% ..............          --             3      10,551            3         306          577      10,966         3,889
2.55% ..............          56         2,314          --           --          --           --         689           796
2.60% ..............          --           449       8,675           --       9,498        4,704       6,909         5,613
2.65% ..............          --           802          --           --          34           44         104           276
2.85% ..............          --            --          --           --          --           --          --            97
                         -------    ----------     -------      -------     -------    ---------   ---------     ---------
   Totals ..........     $22,173    11,524,345     366,006      936,298     386,302    1,291,393   2,815,090     1,300,069
                         =======    ==========     =======      =======     =======    =========   =========     =========

                       GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ..............     $200,544        3,717        6,000       413,971      220,477     2,505,145    1,645,750        --
1.00% ..............       66,857          651          920       192,085       99,799     1,016,182      923,046        --
1.05% ..............       11,634          347          338        38,710       14,523       237,783      146,053        --
1.10% ..............       90,340          258        2,376        72,843       43,924       385,869      196,462        --
1.15% ..............       69,710          397        1,396        39,322       21,499       182,356       68,767        --
1.20% ..............      121,827        1,044        4,599       184,297      143,533     2,071,819      255,075        --
1.25% ..............       18,729           86          710        18,223       12,583       102,791       39,362        --
1.30% ..............       15,084          461           34        33,561       33,341       296,101       46,744        --
1.35% ..............       38,534          341        1,232        37,034       18,623       300,093       49,941        --
1.40% ..............      248,596        2,799        6,729       237,825      144,135     1,636,536      455,384        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ----------   ----------   -----------
1.45% ..............        46,769          93           318        98,396      86,014        685,312      229,244         --
1.50% ..............        77,450         113           629        19,919      17,469        252,732       50,037      6,063
1.55% ..............       106,810         750         2,649       105,947      49,855        708,123      134,377         --
1.60% ..............       118,856       1,149         3,526        29,942      22,752        295,682       43,044      2,349
1.65% ..............        45,197         115         1,241        20,630      12,505        170,190       41,861      3,862
1.70% ..............        20,687          38           439        10,008       6,789        100,262       23,903         --
1.75% ..............        59,673          --            94        19,566       4,718        107,185       12,817      1,397
1.80% ..............        36,713         153           385         8,494       7,788         73,677        9,088        856
1.85% ..............        31,202         396           246        16,038       9,296        111,246       19,870         --
1.90% ..............         4,420         107            16         3,622       4,064         34,149        5,967        468
1.95% ..............        19,260          --            --         5,309       1,882         44,483        3,680      1,672
2.00% ..............        13,358          --             4        11,621       6,507         67,026        8,972         --
2.05% ..............        26,799          --           570         4,296       4,868         45,459        5,167      1,722
2.10% ..............        26,167          10            --           613         975         37,693        2,455      3,655
2.15% ..............        16,034          --            --         5,428       2,163         16,690        2,721         --
2.20% ..............        27,126          --            --         1,713         709         29,267        3,268      3,277
2.25% ..............         5,264          --            --           765       1,320          2,593          718         --
2.30% ..............         1,536          --            --         5,820         731          5,749          826         --
2.35% ..............           134          --            --            48          22          1,964           49         --
2.40% ..............         3,254          --            --        13,773       1,339            667          273         --
2.45% ..............         1,056          --            --            --          47          4,101        1,095        237
2.50% ..............         7,469          --            --            --          --              5           50      8,241
2.55% ..............           285          --            --         1,062          --             12           57         --
2.60% ..............         6,274          --            --            43          --          2,599           --        242
2.65% ..............            44          --            --           289          28             --           12         --
                        ----------      ------        ------     ---------     -------     ----------    ---------     ------
   Totals ..........    $1,583,692      13,025        34,451     1,651,213     994,278     11,531,541    4,426,135     34,041
                        ==========      ======        ======     =========     =======     ==========    =========     ======

                       GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                       --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ..............      $--       10,295       53,410        197,247           --        1,059,537            --         816,880
1.00% ..............       --        8,343       25,180         72,011           --          347,661            --         346,021
1.05% ..............       --          719        7,241         11,690           --           69,906            --          56,571
1.10% ..............       --        2,276        1,037         58,043           --          204,855            --         126,896
1.15% ..............       --        1,087          486         29,475           --           92,154            --          66,454
1.20% ..............       --       10,178       12,975        126,920           --          451,366            --         379,490
1.25% ..............       39        1,808        1,486         13,670           --           43,949            --          33,991
1.30% ..............       --        1,199        2,789         29,149           --           76,723            --          71,776
1.35% ..............       --        1,385          637         30,830           --          104,680            --          62,024
1.40% ..............       --        9,744        4,025        201,623           --          532,879            --         395,375
1.45% ..............       --        6,865        5,196         81,944           --          219,576            --         167,682
1.50% ..............       --        2,035        2,932         17,897        5,546           49,922         6,565          41,616
1.55% ..............       --        5,614          294         63,239           --          237,404            --         123,565
1.60% ..............       --        4,193           16         34,409          365           99,075         1,385          63,019
1.65% ..............       --        3,297          876         24,304        2,712           72,736         5,875          71,660
1.70% ..............       --          254            1         19,365           --           43,987            --          19,647
1.75% ..............       --          288           --          9,756        1,107           37,032           943          21,971
1.80% ..............       --          295           83          8,930          363           29,966           531          25,123
1.85% ..............       --           45          478         19,121           --           50,433            --          40,568
1.90% ..............       --          289           39          2,761          330           11,862           962           5,765
1.95% ..............       --           71           --          1,706        3,818            6,496         3,486           8,099
2.00% ..............       --          317            4          9,421           --           29,649            94          16,405
2.05% ..............       --        2,199           --          9,282        3,042           26,879         3,955          18,500
2.10% ..............       --            4           24          1,899        3,953            3,972         4,262           2,008
2.15% ..............       --            8           --            932          124            5,297           436           3,800
2.20% ..............       --           68           --          2,527          762           12,999         2,764           3,376
2.25% ..............       --           22           --            705           --            2,374            --           1,959
2.30% ..............       --           78           --            230           --            2,338            35           3,422
2.35% ..............       --           --           --            123          556               70           206              28
2.40% ..............       --           55           --            167           --            1,156            --           6,654
2.45% ..............       --           78           --             --          111            1,145            --             105
2.50% ..............       --           --           --             --           --               --            --             107
2.55% ..............       --           --           --             12           --               29            --             665
2.60% ..............       --           --           --             --          398               --           358              --
2.65% ..............       --           --           --             31           --               32            --             140
2.70% ..............       --           --           --             --           --               --            --             107
2.85% ..............       --           --           --             --           --                8            --              --
                          ---       ------      -------      ---------       ------        ---------        ------       ---------
   Totals ..........      $39       73,109      119,209      1,079,419       23,187        3,928,147        31,857       3,001,469
                          ===       ======      =======      =========       ======        =========        ======       =========

                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
                       -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ..............     $    --         5,829         7,348          --         37,246         503,610       86,308       6,423
1.00% ..............          --         1,804         5,010          --         31,902         216,484       36,910       2,306
1.05% ..............          --            20         2,353          --          4,835          49,955        9,843         321
1.10% ..............          --           973           800          --          9,327          65,559        7,418         824
1.15% ..............          --           864           145          --          4,890          35,835        3,284         617
1.20% ..............          --         2,195         3,006          --         24,128         246,708       28,433       1,785
1.25% ..............          --           171           101         217          1,980          19,298        3,156         443
1.30% ..............          --            42         2,400          --          7,443          46,815       12,699       1,204
1.35% ..............          --           591         1,146          --          4,294          45,500        3,913         737
1.40% ..............          --         2,503         6,408          --         25,891         307,691       26,898       2,948
1.45% ..............          --           997         1,110          --         51,134         106,825        9,035         888
1.50% ..............       8,885           772           777          --          7,278          41,067        1,807         210
1.55% ..............          --         1,515           920          --         18,524          93,480        7,612       1,714
1.60% ..............       6,029           311           938          --          5,467          47,979        3,307         420
1.65% ..............       1,939           140           897          --          4,813          40,025        2,818         282
1.70% ..............          --            85            84          --          3,556          18,979          487         353
1.75% ..............       2,657            --            13          --         11,824          24,004        1,094          27
1.80% ..............       3,290            --            67          --          2,902          13,515        2,173          90
1.85% ..............          --           295           352          --          1,987          18,604        2,316         131
1.90% ..............       2,930            --            --          --            212           3,616          301         185
1.95% ..............       5,479            --            --          --          1,824          14,548          105          82
2.00% ..............       1,863            31            19          --          8,563           8,690        1,791       2,309
2.05% ..............       5,448           259            --          --          2,389          22,862        1,290          --
2.10% ..............       4,684            --            --          --            389           4,548          301          65
2.15% ..............          74            --            --          --            690           3,762          641         928
2.20% ..............       5,921            --            --          --             14           9,725          752          15
2.25% ..............          --            --            --          --            161             106           10          80
2.30% ..............          --            --            --          --            174           1,103        1,514       2,434
2.35% ..............          --             5             2          --             --           1,242           16          --
2.40% ..............          --            --            --          --             16             192        3,393       5,621
2.45% ..............       1,387            --            98          --            148           2,389           --          --
2.50% ..............       1,079            --            --          --             --             766          130          --
2.55% ..............          --            --            --          --              2              --          246         286
2.60% ..............       1,510            --            --          --            727           2,893           --          --
2.65% ..............          --            --            --          --             --              --           17         139
                         -------        ------        ------         ---        -------       ---------      -------      ------
   Totals ..........     $53,175        19,402        33,994         217        274,730       2,018,375      260,018      33,867
                         =======        ======        ======         ===        =======       =========      =======      ======

                       JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   --------   -----------   ---------   -----------   ---------   -----------   ------------
0.95% ..............     $--     480,474      32,010      127,126       82,743      253,937        942              --
1.00% ..............      --     221,087      14,216       69,036       24,399      125,147         78              --
1.05% ..............      --      33,923       2,209        9,247        8,843       14,165          2              --
1.10% ..............      --      89,668       9,192       18,705       32,413       47,912         28              --
1.15% ..............      --      47,329       4,164       10,717       13,796       25,641         15              --
1.20% ..............      --     377,368      22,390       92,060       69,265      215,359        198              --
1.25% ..............       1      37,700       6,145       12,043       12,009       17,144          9              --
1.30% ..............      --     107,912       4,744       18,334       11,570       38,224         --              --
1.35% ..............      --      53,908       6,027        8,740       15,956       16,646          1              --
1.40% ..............      --     586,777      41,567      154,095       83,694      280,288        679              --
1.45% ..............      --     342,413      17,750       99,144       38,554      187,671         --              --
1.50% ..............      --      70,662       3,130       21,138        8,389       43,145         10           9,655
1.55% ..............      --     148,762      16,121       27,351       23,773       56,768        101              --
1.60% ..............      --      62,715       5,325       12,086       19,752       22,600        142           2,511
1.65% ..............      --      75,655       8,961       16,385       15,752       25,330         16           7,846
1.70% ..............      --      32,663       5,594        5,012       14,910       13,465         --              --
1.75% ..............      --      16,132       1,393        1,020        7,192        5,345        413           2,674
1.80% ..............      --      20,393       2,587        2,816        4,242       11,896         --           2,235
1.85% ..............      --      32,315       8,069        4,295        7,291       12,956         --              --
1.90% ..............      --      10,632         394        2,743        3,153        2,878        214           1,936
1.95% ..............      --      14,191          44        2,186        1,756        4,021         --           5,749
2.00% ..............      --      13,258       1,423        2,376        3,252        7,710         --           1,705
2.05% ..............      --      10,523       1,923        3,331        4,751        3,430         37           6,141
2.10% ..............      --       2,710         186          782          469        1,721         --           5,318
2.15% ..............      --       3,951         312          318          118          374         --             268
2.20% ..............      --       2,904         168          880           77        2,152         --           2,740
2.25% ..............      --       1,228         181           43          115          719         --              --
2.30% ..............      --         123          46           14           11           66         --              --
2.35% ..............      --          41           2           13           --           21          3              88
2.40% ..............      --         995          14           --           12            2         --              --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              JanBal    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   ---------   -----------   ---------   -----------   ---------   -----------   ------------
2.45% ..............      --            8          --            3           --             6         --            663
2.50% ..............      --          610          --           --           29            63         --          1,326
2.60% ..............      --          846          --           --           --            --         --          1,965
2.70% ..............      --          215          --           --           --            --         --             --
                         ---    ---------     -------      -------      -------     ---------      -----         ------
   Totals ..........     $ 1    2,900,091     216,287      722,039      508,286     1,436,802      2,888         52,820
                         ===    =========     =======      =======      =======     =========      =====         ======

                       MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart
                       -----------   -------   ---------   ----------   ----------   ---------   ---------   ---------
0.95% ..............     $    --          --         --          --        296,663     23,264      428,898     365,824
1.00% ..............          --          --         --          --        135,644      9,370      208,700     211,331
1.05% ..............          --          --         --          --         33,575        800       37,003      38,083
1.10% ..............          --          --         --          --         47,649      5,190       88,858      31,480
1.15% ..............          --          --         --          --         27,631      1,641       41,341      11,888
1.20% ..............          --          --         --          --        121,468     24,094      235,438     117,221
1.25% ..............          --          --         --          --         15,334        335       24,959       7,977
1.30% ..............          --          --         --          --         30,641      1,920       42,838      13,018
1.35% ..............          --          --         --          --         34,713      5,739       34,839      18,892
1.40% ..............          --          --         --          --        147,645     15,032      305,729     108,832
1.45% ..............          --          --         --          --         59,500      3,444      189,989      59,555
1.50% ..............       3,595       5,769      5,083       1,510         16,322      1,392       29,881       7,903
1.55% ..............          --          --         --          --         67,787      8,352      100,914      48,354
1.60% ..............         793       2,033        720          15         38,761      4,635       46,231      17,921
1.65% ..............       3,982       8,478      1,161         855         19,703      2,260       37,998      16,880
1.70% ..............          --          --         --          --         11,189        349       20,059       4,819
1.75% ..............         972       3,363        732         737         10,255        619       17,030       3,725
1.80% ..............         518          85         23          --          6,249      1,016        9,990       4,359
1.85% ..............          --          --         --          --         16,878      1,320       21,256       4,132
1.90% ..............       1,216       1,372         95          --          3,246         16        6,040         294
1.95% ..............       4,668       5,359      2,673         908          2,867        141        3,733         138
2.00% ..............          --         812        308          --         14,536         --        6,787       2,926
2.05% ..............       1,251       6,143      4,179       1,108          9,618        105       10,198       4,365
2.10% ..............       2,741       2,517      1,008       1,953            835      1,556        2,328         236
2.15% ..............         102       1,266        196         501          1,126         98        1,652         195
2.20% ..............       2,695       4,005      1,773       1,628          1,207         69        4,466         726
2.25% ..............          --          --         --          --            508         --          421          45
2.30% ..............          --          --         --          --            494         --          450          14
2.35% ..............         157       1,145         --         880             --         --           19          22
2.40% ..............          --          --         --          --             29         --            4           2
2.45% ..............         126         617        566          --             --         --           --          --
2.50% ..............       1,270         102        471          64             --         --           --          --
2.60% ..............          64         528         80         366             --         --           --          --
2.65% ..............          --          --         --          --             --         --            6          --
                         -------      ------     ------      ------      ---------    -------    ---------   ---------
   Totals ..........     $24,150      43,594     19,068      10,525      1,172,073    112,757    1,958,055   1,101,157
                         =======      ======     ======      ======      =========    =======    =========   =========

                       OppAggGro    OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS
                       ---------   ---------   ---------   ---------   --------   ---------   ---------   ----------
0.95% ..............    $549,458   1,135,007         --      90,426     426,906         --     875,197          --
1.00% ..............     272,305     500,890         --      26,382     111,548         --     424,053          --
1.05% ..............      44,529      76,480         --       3,037      18,393         --      77,364          --
1.10% ..............     128,087     289,782         --      28,000     126,643         --     171,396          --
1.15% ..............      45,469     148,419         --      18,768      75,864         --      89,055          --
1.20% ..............     222,705     521,834         --      48,665     385,868         --     461,988          --
1.25% ..............      37,844      70,461         --       5,736      29,611         --      57,036          --
1.30% ..............      52,062     109,225         --       7,814      58,147         --     103,667          --
1.35% ..............      35,514     131,188         --      14,539      85,345         --      99,069          --
1.40% ..............     302,911     664,661         --      80,359     373,074         --     679,682          --
1.45% ..............     198,258     316,797         --      21,914     117,000         --     356,519          --
1.50% ..............      37,540      80,304     18,900      10,084      36,923     14,345      78,291      20,623
1.55% ..............      79,631     285,661         --      34,429     156,714         --     235,034          --
1.60% ..............      31,092     137,389      7,785      22,310      77,562     11,473     112,953       5,187
1.65% ..............      46,862     117,232     10,309      12,728      75,710     10,278      84,898      30,858
1.70% ..............      25,361      73,387         --       4,805      25,426         --      25,584          --
1.75% ..............       7,028      45,036      5,763       8,253      30,152      7,673      29,932       6,294
1.80% ..............      12,473      42,925      7,180       6,327      32,551      5,970      48,388       1,904
1.85% ..............      17,841      72,844         --       3,589      24,394         --      42,383          --
1.90% ..............       5,161      14,774      2,458       3,041       9,161      3,053       8,790       2,071
1.95% ..............       5,508       7,460     12,253       4,285       8,210     14,242       8,874       7,134
2.00% ..............       7,319      36,259        362       1,467      14,111        500      22,578       1,378

Continued              OppAggGro    OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS
                       ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
2.05% ..............        5,704      31,579     10,192       5,777       20,882     14,166       14,278       8,846
2.10% ..............        2,017       3,206      9,029       4,101        1,801     12,641        3,732      16,716
2.15% ..............          526       4,250      1,011         756        1,446        759        4,008         631
2.20% ..............        3,949       7,872      5,484       4,124        2,192     11,588        8,546       9,095
2.25% ..............          421       2,543         --          37        1,196         --        1,883          --
2.30% ..............          332         505         --          10          269         23          685          --
2.35% ..............            1          82         27          --           --        551          247         205
2.40% ..............            2       1,941         --          99          816         --          947          --
2.45% ..............           --       1,195        207         566          273      1,612           90         330
2.50% ..............           97         231      4,681          75            6        995          308         103
2.55% ..............           --         450         --          --          389         --           --          --
2.60% ..............           62          --      2,478         689           --      1,734        1,299       1,426
2.65% ..............            7       1,175         --          17           47         --           33          --
2.70% ..............          549          94         --          --           98         --           --          --
2.85% ..............           --          --         --          --            8         --           --          --
                       ----------   ---------     ------     -------    ---------    -------    ---------     -------
   Totals ..........   $2,178,625   4,933,138     98,119     473,209    2,328,736    111,603    4,128,787     112,801
                       ==========   =========     ======     =======    =========    =======    =========     =======

                       OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2    VKEmGr2   VKCorPlus2
                       -----------   -----------   ---------   ----------   ---------   -------   -------   ----------
0.95% ..............       $--              --       373,199     131,077      70,166         --        --         --
1.00% ..............        --              --        91,841      58,643      29,910         --        --         --
1.05% ..............        --              --        16,464      11,717       5,693         --        --         --
1.10% ..............        --              --       130,238       9,833       7,303         --        --         --
1.15% ..............        --              --        81,362       3,539       3,334         --        --         --
1.20% ..............        --              --       354,638     212,220      33,137         --        --         --
1.25% ..............         3              --        38,037       5,758       1,412         --        --         --
1.30% ..............        --              --        49,455       9,249       2,239         --        --         --
1.35% ..............        --              --        81,268       8,180       4,702         --        --         --
1.40% ..............        --              --       318,145      61,087      37,217         --        --         --
1.45% ..............        --              --       126,729      26,178      13,350         --        --         --
1.50% ..............        --           8,953        42,902       5,496       2,186     24,420     4,411         77
1.55% ..............        --              --       180,111      16,539      11,295         --        --         --
1.60% ..............        --           8,124        82,889       5,477       2,896     14,649     2,677         22
1.65% ..............        --          11,751        69,502       7,961       2,740     25,629     3,378        921
1.70% ..............        --              --        30,464       1,891       1,342         --        --         --
1.75% ..............        --           3,393        35,103       1,880       1,211      9,288     2,029         --
1.80% ..............        --           1,541        40,391       2,888       1,101      5,615     2,464          5
1.85% ..............        --              --        24,851       1,760       1,654         --        --         --
1.90% ..............        --           1,864         4,171       1,654       1,025      5,802     1,115        137
1.95% ..............        --           9,926         9,404         329          75     30,804     5,915         --
2.00% ..............        --              --        16,669       1,800       1,141        229       587         --
2.05% ..............        --           3,826        19,438       1,926       1,178     23,781     3,997         21
2.10% ..............        --           7,315           987         204          89     27,061     4,335         --
2.15% ..............        --           1,203         2,676         194         458      3,639       385         --
2.20% ..............        --           3,981         5,957         357          24     22,470     5,097         --
2.25% ..............        --              --         1,123          --          --         --        --         --
2.30% ..............        --              --           217          19          18         11        11         --
2.35% ..............        --             763            --          --          --      1,528       367         --
2.40% ..............        --              --         1,183           2         328         --        --         --
2.45% ..............        --             820         1,077          --          --      2,619       509         --
2.50% ..............        --             121           426          --          --      2,048       328         --
2.55% ..............        --              --           443          --          23         --        --         --
2.60% ..............        --             906         1,699          --          --      6,536       133         --
2.65% ..............        --              --            35          --          --         --        --         --
2.70% ..............        --              --           556          --          --         --        --         --
                           ---          ------     ---------     -------     -------    -------    ------      -----
   Totals ..........       $ 3          64,487     2,233,650     587,858     237,247    206,129    37,738      1,183
                           ===          ======     =========     =======     =======    =======    ======      =====

                       VKEmMkt    VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
0.95% ..............   $165,874     21,137      568,305        5,351           --         839      148,649    134,024
1.00% ..............     53,065      6,864      185,089        4,348           --         658        3,535      2,695
1.05% ..............      9,887        616       34,859          436           --          --        2,118      2,579
1.10% ..............     17,109      5,805       89,392       13,718           --         379      168,238    103,627
1.15% ..............     12,100      4,743       56,919        4,848           --       1,435       70,577     49,865
1.20% ..............     96,367     35,985      268,603       34,659       10,411       5,094        6,014      2,946
1.25% ..............      8,812      2,898       21,670        4,582           63         165       12,133     11,228
1.30% ..............      7,947      3,708       36,002          602           --          51        1,762      1,074
1.35% ..............      7,709     10,211       47,060          168           --          --        8,052      3,092
1.40% ..............    109,982     25,926      346,042       10,902           --       1,209      330,797    246,778

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued               VKEmMkt   VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
1.45% ..............     24,820     17,778        88,222       82,577          --       3,885        30,190    22,626
1.50% ..............      6,221      9,536        38,506        1,369         639         249        16,185     6,493
1.55% ..............     29,172      8,549       146,690       31,929          --       4,885       271,022   177,210
1.60% ..............     26,700      2,451        76,202        6,379          --       1,550       106,459    66,716
1.65% ..............     10,879     17,885        53,445        1,520         222         287        16,682     6,979
1.70% ..............      4,022      1,197        16,316        2,717          --          93        14,407    13,337
1.75% ..............     12,910      4,555        28,547        7,006          --          --         1,996     4,698
1.80% ..............      2,670      4,243        20,423          416          --          --         8,289     8,047
1.85% ..............     10,518      2,814        38,198        1,247          --          --        40,513    20,164
1.90% ..............      2,172        415         9,056          163          --          --         5,683     4,439
1.95% ..............        818        413        13,392           --          --          --        12,664     7,355
2.00% ..............      6,738        125        27,643          621          --         118        22,270    13,169
2.05% ..............      4,173      2,724        24,995        4,688          --         449         9,332     6,033
2.10% ..............        244        316        10,955           --          --          --         1,808       350
2.15% ..............      1,218         10         7,423        3,262          --          --         1,371       161
2.20% ..............      1,910      1,890        16,387           --          --          --            67       573
2.25% ..............        375          7         2,943           --          --          --         3,226     1,128
2.30% ..............        141         --         6,578           --          --          --           354       343
2.35% ..............         79         --           917           --          --          --            --        --
2.40% ..............        593         --        15,021           --          --          --         5,865     1,453
2.45% ..............        263         --         2,715           --          --          --         1,127        --
2.50% ..............         --         --           651           --          --          --            27        --
2.55% ..............         --         --         1,258           --          --          --            --        --
2.60% ..............         --         --         1,931           --          --          --            --        --
2.65% ..............         --         --           378           --          --          --            --        --
2.70% ..............         --         --           502           --          --          --            --        --
2.85% ..............         --         --             9           --          --          --            --        --
                       --------    -------     ---------      -------      ------      ------     ---------   -------
   Totals ..........   $635,488    192,801     2,303,244      223,508      11,335      21,346     1,321,412   919,182
                       ========    =======     =========      =======      ======      ======     =========   =======

                          WRBnd     WRCoreEq    WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech
                       ----------   ---------   ---------   -------   -------   --------   -------   ---------
0.95% ..............   $  188,458     314,251     346,354   101,403    45,744     54,946    33,961     98,963
1.00% ..............        4,423       5,265       6,769     1,093       275      1,679     1,589        404
1.05% ..............        6,062       6,903       8,657     3,844     1,140      1,531     1,351      2,341
1.10% ..............      172,970     355,831     388,928   122,621    59,456     66,377    53,409    112,530
1.15% ..............       62,308     105,827     122,044    46,878    20,486     28,468    22,110     34,880
1.20% ..............        5,769       8,685      10,869     2,485     1,892        829     3,507      3,974
1.25% ..............       19,682      30,008      34,357    15,074     5,703      6,583     6,689      4,740
1.30% ..............        2,708       1,429       2,111     1,324       309      2,747       461        245
1.35% ..............        5,698      10,698      11,060     2,267     1,837      1,580     1,420      3,223
1.40% ..............      395,875     788,480     913,404   174,229   157,740    134,751   135,211    241,905
1.45% ..............       25,705      71,678      88,026    17,176    14,735     24,733    26,431     18,476
1.50% ..............       25,286      28,944      35,432     6,962     7,116     10,185     7,913      8,690
1.55% ..............      264,761     514,208     556,548   127,612    97,982     69,439    75,130    189,876
1.60% ..............      100,950     232,797     254,673    67,480    73,285     46,929    42,468     98,673
1.65% ..............       13,648      26,184      30,410     7,275     4,775      5,163     9,211      6,686
1.70% ..............       26,630      38,250      48,819    10,675     8,249      7,631     7,601      8,635
1.75% ..............        4,932       5,350       9,729     3,393       998      1,076     7,109      1,031
1.80% ..............        7,788      23,710      28,247     5,437     6,490      3,798    10,017      5,572
1.85% ..............       31,272      87,478      90,820    19,640    11,572     18,493    21,577     29,314
1.90% ..............        5,236      16,101      14,793     3,787     2,787      1,829     5,723      3,215
1.95% ..............       15,248      31,247      28,473    12,468     5,255      2,099     5,475     11,172
2.00% ..............       19,682      52,788      62,197    12,509    12,419      5,848     9,591     13,205
2.05% ..............        7,230      14,073      19,352     5,512     1,740      5,153     1,781      6,375
2.10% ..............        2,334       6,533       6,150     1,121     1,286      1,746       758      1,260
2.15% ..............           17         614       1,948        66       483         73        42      1,094
2.20% ..............          725         719          57        61        --        120       146         24
2.25% ..............        4,899       8,495       9,324     2,491     2,233      3,645     2,105      2,125
2.30% ..............        1,125       2,189       2,916       241       754      1,352       590        443
2.35% ..............          536          19         154       505        --        346       116         --
2.40% ..............           --       2,556       2,472        --       121         --        --      1,726
2.45% ..............        3,303          51          --        51        52         96        --        546
2.50% ..............           31          30          21        --        --         --        --          4
                       ----------   ---------   ---------   -------   -------    -------   -------    -------
   Totals ..........   $1,425,291   2,791,391   3,135,114   775,680   546,914    509,245   493,492    911,347
                       ==========   =========   =========   =======   =======    =======   =======    =======

                         WRSmCap    WRValue
                       ----------   -------
0.95% ..............   $  134,509   101,558
1.00% ..............          796        --
1.05% ..............        2,621       898
1.10% ..............      156,397   152,031
1.15% ..............       54,025    49,402
1.20% ..............        4,938     3,172
1.25% ..............       12,005    10,782
1.30% ..............          480     1,442
1.35% ..............        5,616     5,580
1.40% ..............      401,472   208,535
1.45% ..............       31,487    17,299
1.50% ..............       15,610     9,218
1.55% ..............      275,543   189,509
1.60% ..............      142,273   106,101
1.65% ..............       11,317    11,096
1.70% ..............       16,265     9,033
1.75% ..............        1,940     2,745
1.80% ..............       11,669     8,726
1.85% ..............       38,033    32,690
1.90% ..............        5,824     4,062
1.95% ..............       10,288    15,429
2.00% ..............       27,752    22,076
2.05% ..............        4,172     8,853
2.10% ..............        2,211     1,211
2.15% ..............        1,143       648
2.20% ..............           73       651
2.25% ..............        4,961     1,276
2.30% ..............          957       551
2.40% ..............        1,455     1,937
2.45% ..............           55       594
2.50% ..............            5        --
                       ----------   -------
   Totals ..........   $1,375,892   977,105
                       ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31 2003 and 2002, total transfers to the Account from the fixed account were $624,241,668 and $1,216,287,510, respectively, and total transfers from the Account to the fixed account were $238,528,658 and $550,817,142, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,270,796 and $13,295,537 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $29,575,901 and $28,003,942 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                Investment
                                   Expense                      Unit          Contract       Income             Total
                                    Rate*         Units      Fair Value    Owners' Equity    Ratio**            Return***
                                -------------  ----------  --------------  --------------  ----------  ------------------------
     AIM VIF - Balanced Fund - Series I Shares
        2003 .................  0.95% to 2.05%     78,940  $ 9.49 to 9.26   $    743,430      2.46%     15.26% to  13.96%
        2002 .................  0.95% to 1.55%     45,020    8.18 to 8.24        369,841      5.12%    -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
        2003 .................  1.50% to 2.60%    741,502    9.95 to 9.76      7,338,132      0.00%     31.29% to  29.83%
        2002 .................  1.50% to 2.60%    298,956    7.52 to 7.58      2,260,202      0.00%    -24.80% to -24.23% (a) (b)

     AIM VIF - Blue Chip - Series I Shares
        2003 .................  0.95% to 2.05%     40,180    9.07 to 8.85        360,974      0.00%     23.96% to  22.55%
        2002 .................  0.95% to 1.55%     21,069    7.27 to 7.32        153,752      0.00%    -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 .................  0.95% to 1.75%     11,432    9.91 to 6.66        111,852      0.00%     28.29% to  27.23%
        2002 .................  0.95% to 1.10%      3,915    7.71 to 7.72         30,215      0.00%    -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2003 .................  1.50% to 2.60%    173,419   10.09 to 9.90      1,739,753      0.00%     27.25% to  25.83%
        2002 .................  1.50% to 2.50%     62,716    7.88 to 7.93        495,921      0.00%    -21.25% to -20.71% (a) (b)

     AIM VIF - Core Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     14,504  10.25 to 10.12        147,046      1.27%     23.24% to  22.49%
        2002 .................  0.95% to 1.55%      7,344    8.26 to 8.32         60,743      0.72%    -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     49,765    8.64 to 8.53        426,173      0.32%     23.89% to  23.14%
        2002 .................  0.95% to 1.55%     46,242    6.93 to 6.98        321,013      0.78%    -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
        2003 .................  1.50% to 2.60%    191,437    9.46 to 9.28      1,800,438      0.32%     22.96% to  21.59%
        2002 .................  1.50% to 2.45%     75,225    7.64 to 7.69        576,910      0.61%    -23.57% to -23.07% (a) (b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2003 .................  1.50% to 2.60%    371,825  10.25 to 10.06      3,793,585      0.79%     30.20% to  28.75%
        2002 .................  1.50% to 2.60%     82,504    7.81 to 7.87        647,929      0.00%    -21.85% to -21.26% (a) (b)

     Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
        2003 .................  1.50% to 2.60%    414,836    9.51 to 9.33      3,923,210      0.00%     21.52% to  20.16%
        2002 .................  1.50% to 2.60%    126,001    7.76 to 7.82        983,078      0.00%    -22.36% to -21.77% (a) (b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2003 .................  1.50% to 2.60%    498,772  11.46 to 11.25      5,681,552      0.55%     38.78% to  37.23%
        2002 .................  1.50% to 2.60%    153,160    8.20 to 8.26      1,261,226      0.00%    -18.04% to -17.42% (a) (b)

     American Century VP - Income & Growth Fund - Class I
        2003 .................  0.95% to 2.70% 20,993,443   12.58 to 8.68    251,721,267      1.19%     28.13% to  25.85%
        2002 .................  0.95% to 2.25% 20,008,742    6.71 to 9.81    188,588,661      1.10%    -21.61% to -20.14%
        2001 .................  0.95% to 2.25% 20,431,056   8.05 to 12.29    243,703,532      0.83%    -10.68% to  -9.23%
        2000 .................  0.95% to 1.90% 17,654,096   9.56 to 13.54    234,021,547      0.49%    -12.22% to  -9.39% (b)
        1999 .................  0.95% to 1.80% 10,793,180  10.89 to 15.29    163,760,412      0.01%      8.87% to  16.90% (a)

     American Century VP - Income & Growth Fund - Class II
        2003 .................  1.50% to 2.60%    440,628  10.43 to 10.24      4,569,235      0.91%     27.25% to  25.83%
        2002 .................  1.50% to 2.60%    157,252    8.13 to 8.20      1,284,778      0.00%    -18.65% to -18.04% (a) (b)

     American Century VP - Inflation Protection Fund - Class II
        2003 .................  0.95% to 2.25%  1,685,537  10.26 to 10.33     17,335,412      1.22%      2.58% to   1.69% (a) (b)

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - International Fund - Class I
        2003 ............   0.95% to 2.30%  10,982,643   $10.84 to  8.25    $116,204,136       0.73%      23.33% to  21.60%
        2002 ............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
        2001 ............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
        2000 ............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
        1999 ............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)

     American Century VP - International Fund - Class III
        2003 ............   0.95% to 2.60%   5,738,677     9.94 to  9.66      56,813,017       0.67%      23.33% to  21.23%
        2002 ............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R)Fund - Class I
        2003 ............   0.95% to 2.70%   1,599,480     9.88 to  9.59      15,711,387       0.00%      23.71% to  21.51%
        2002 ............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R)Fund - Class II
        2003 ............   1.50% to 2.60%     318,356     9.76 to  9.58       3,093,529       0.00%      22.93% to  21.55%
        2002 ............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

     American Century VP - Value Fund - Class I
        2003 ............   0.95% to 2.65%  31,663,303    15.18 to 13.13     487,322,945       0.94%      27.73% to  25.55%
        2002 ............   0.95% to 2.25%  30,662,966     9.53 to 12.65     370,626,062       0.88%     -14.98% to -13.45%
        2001 ............   0.95% to 2.25%  22,460,603    11.16 to 14.65     315,105,611       0.68%       9.91% to  11.74%
        2000 ............   0.95% to 1.90%   7,758,903    10.16 to 13.15      97,089,073       0.73%      15.91% to  18.56% (b)
        1999 ............   0.95% to 1.75%   3,621,111     8.78 to 11.26      38,355,931       0.76%     -12.23% to  -1.79% (a)

     American Century VP - Value Fund - Class II
        2003 ............   1.50% to 2.60%     732,705    10.93 to 10.73       7,970,560       0.67%      26.88% to  25.47%
        2002 ............   1.50% to 2.60%     276,263     8.55 to  8.62       2,374,430       0.00%     -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
        2003 ............   0.95% to 2.05%     183,955    11.24 to 10.98       2,052,428       0.00%      35.27% to  33.75%
        2002 ............   0.95% to 1.65%     126,777     8.22 to  8.31       1,048,811       0.00%     -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
        2003 ............   0.95% to 1.75%     160,093     9.88 to  9.70       1,566,829       0.39%      24.28% to  23.25%
        2002 ............   0.95% to 1.70%     141,508     7.88 to  7.95       1,118,486       0.32%     -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
        2003 ............   0.95% to 2.00%     322,683     9.91 to  9.68       3,177,031       1.93%      22.45% to  21.11%
        2002 ............   0.95% to 1.70%     173,232     8.02 to  8.09       1,397,651       1.85%     -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
        2003 ............   0.95% to 2.05%     186,382     9.00 to  8.77       1,658,565       0.00%      26.81% to  25.36%
        2002 ............   0.95% to 1.70%     106,392     7.02 to  7.09         750,507       0.00%     -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 ............   0.95% to 1.65%     447,652     9.11 to 10.85       4,142,199       0.00%      46.26% to  45.22%
        2002 ............   0.95% to 1.65%     572,102     6.20 to  7.65       3,626,422       0.00%     -35.25% to -34.78%
        2001 ............   0.95% to 1.65%     881,184     9.51 to 11.75       8,573,915       0.00%     -29.82% to -29.32%
        2000 ............   0.95% to 1.65%   1,111,278    13.47 to 16.64      15,252,909       0.00%     -20.27% to -19.71%
        1999 ............   0.95% to 1.65%   1,263,065    16.80 to 20.76      21,609,694       0.00%      60.80% to  61.95%

     Credit Suisse Trust - International Focus Portfolio
        2003 ............   0.95% to 1.65%   1,056,590     8.86 to 10.00       9,407,868       0.43%      31.83% to  30.90%
        2002 ............   0.95% to 1.65%   1,294,997     6.69 to  7.82       8,745,981       0.00%     -21.23% to -20.67%
        2001 ............   0.95% to 1.65%   1,823,262     8.44 to  9.88      15,534,586       0.00%     -23.57% to -23.02%
        2000 ............   0.95% to 1.65%   2,118,432    10.97 to 12.85      23,458,299       0.45%     -27.11% to -26.60%
        1999 ............   0.95% to 1.65%   2,784,067    14.96 to 17.53      42,336,574       1.11%      50.90% to  51.98%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............   0.95% to 2.30%   1,221,166    12.35 to  9.94      15,061,157       0.70%      23.98% to  22.24%
        2002 ............   0.95% to 1.85%   1,401,028     7.47 to 10.22      13,953,162       0.91%     -24.91% to -23.83%
        2001 ............   0.95% to 1.85%   1,671,364     9.90 to 13.44      21,865,632       0.00%      -1.35% to  -0.02%
        2000 ............   0.95% to 1.85%   1,602,464     9.98 to 13.46      20,989,398       1.11%       6.96% to  13.89% (b)
        1999 ............   0.95% to 1.75%   1,518,704     9.34 to 12.50      18,422,357       1.10%      -6.63% to   5.23% (a)

     Dreyfus Emerging Leaders Fund - Service Shares
        2003 ............   1.50% to 2.60%     122,126    11.14 to 10.93       1,350,550       0.00%      44.96% to  43.34%
        2002 ............   1.50% to 2.35%      38,847     7.64 to  7.68         297,477       0.00%     -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............   0.95% to 2.40%   3,945,170    10.41 to 10.15      40,884,829       0.25%      36.47% to  34.45%
        2002 ............   0.95% to 2.05%   1,223,668     7.55 to  7.63       9,310,674       0.28%     -24.49% to -23.74% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
        2003 ............   1.50% to 2.60%      36,008   $ 9.32 to  9.15   $      333,031      0.00%      23.87% to  22.49%
        2002 ............   1.50% to 2.60%      12,952     7.47 to  7.53           97,212      0.03%     -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............   0.95% to 2.70%  14,356,877     9.97 to  6.91      139,619,825      0.11%      24.81% to  22.55%
        2002 ............   0.95% to 2.25%  15,948,771     5.41 to  7.99      124,666,691      0.20%     -30.97% to -29.62%
        2001 ............   0.95% to 2.25%  19,487,708     7.79 to 11.35      217,233,733      0.06%     -24.80% to -23.32%
        2000 ............   0.95% to 2.00%  19,733,997    10.33 to 14.80      288,435,533      1.03%     -12.80% to -11.10% (b)
        1999 ............   0.95% to 1.80%   9,959,873    11.86 to 16.79      166,642,025      0.02%      18.60% to  28.84% (a)

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 ............   0.95% to 2.65%  92,185,602    11.99 to  8.28    1,056,735,132      1.42%      27.15% to  24.95%
        2002 ............   0.95% to 2.25%  95,354,292     5.89 to  9.43      864,619,920      1.33%     -24.49% to -23.10%
        2001 ............   0.95% to 2.25%  99,494,839     7.77 to 12.27    1,183,396,916      1.08%     -14.51% to -13.02%
        2000 ............   0.95% to 2.00%  90,529,551     9.60 to 14.10    1,249,785,744      1.03%     -10.95% to  -8.73% (b)
        1999 ............   0.95% to 1.80%  59,725,013    10.79 to 15.69      929,607,321      1.14%       7.87% to  19.46% (a)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   0.95% to 2.65%  14,368,474    12.77 to  8.84      174,630,642      1.38%      20.02% to  17.94%
        2002 ............   0.95% to 2.25%  14,518,204     7.04 to 10.64      147,581,762      1.12%     -18.97% to -17.51%
        2001 ............   0.95% to 2.25%  14,326,910     8.65 to 12.90      178,390,661      0.86%     -11.54% to -10.18%
        2000 ............   0.95% to 1.95%  12,683,936     9.91 to 14.36      178,274,135      0.68%      -2.57% to  -1.59% (a)
        1999 ............   0.95% to 1.75%  11,442,779    10.18 to 14.60      165,362,030      0.82%       1.81% to  10.40% (a)

     Dreyfus VIF - Appreciation Portfolio - Service Shares
        2003 ............   1.50% to 2.60%     345,131     9.95 to  9.77        3,413,604      1.64%      19.02% to  17.69%
        2002 ............   1.50% to 2.50%     120,876     8.30 to  8.36        1,007,673      1.83%     -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ............   0.95% to 1.85%      36,181    11.14 to  9.80          371,156      0.03%      30.44% to  29.23%
        2002 ............   0.95% to 1.40%      27,276     7.59 to  8.54          210,757      0.04%     -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ............   0.95% to 1.55%      32,213    11.80 to 11.65          377,382      1.47%      35.06% to  34.24%
        2002 ............   0.95% to 1.55%       8,057     8.68 to  8.74           70,197      1.70%     -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
        2003 ............   1.50% to 2.60%      62,971    10.11 to  9.92          632,955      0.90%      25.41% to  24.01%
        2002 ............   1.50% to 2.20%      16,666     8.02 to  8.06          134,110      0.00%     -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2003 ............   1.50% to 2.60%     127,784     9.93 to  9.74        1,260,625      0.35%      22.02% to  20.66%
        2002 ............   1.50% to 2.60%      54,725     8.08 to  8.14          444,085      0.00%     -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%     594,118    11.52 to 11.30        6,802,892      4.65%      19.97% to  18.63%
        2002 ............   1.50% to 2.60%     118,039     9.53 to  9.60        1,130,291      0.00%      -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   0.95% to 2.70%  33,400,483    12.88 to 11.78      423,435,511      3.57%       3.65% to   1.86%
        2002 ............   0.95% to 2.25%  33,983,812    11.56 to 12.43      416,870,120      2.89%       6.38% to   8.27%
        2001 ............   0.95% to 2.25%  20,337,003    10.94 to 11.48      231,280,234      1.56%       5.41% to   6.98%
        2000 ............   0.95% to 1.90%   6,068,734    10.42 to 10.73       64,748,537      0.42%       8.36% to   9.68% (b)
        1999 ............   0.95% to 1.65%     759,757     9.76 to  9.81        7,446,933      0.00%      -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%   1,158,034    10.98 to 10.78       12,646,527      3.11%       2.87% to   1.72%
        2002 ............   1.50% to 2.60%     393,660    10.59 to 10.67        4,192,600      0.00%       5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  64,919,984    12.86 to 10.34      833,502,241      1.53%      28.98% to  26.76%
        2002 ............   0.95% to 2.25%  60,212,580     7.41 to 10.24      600,903,507      1.61%     -19.24% to -17.79%
        2001 ............   0.95% to 2.25%  54,589,794     9.12 to 12.48      665,304,573      1.40%      -7.60% to  -6.00%
        2000 ............   0.95% to 1.90%  39,698,766     9.90 to 13.31      515,176,445      1.36%       6.37% to  10.72% (b)
        1999 ............   0.95% to 1.80%  30,054,428     9.30 to 12.44      362,084,796      1.12%      -6.96% to   5.25% (a)

     Fidelity(R)VIP - Equity-Income Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,453,838    10.48 to 10.28       15,156,305      0.93%      28.08% to  26.65%
        2002 ............   1.50% to 2.60%     443,769     8.12 to  8.18        3,622,751      0.00%     -18.80% to -18.19% (a)(b)

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   0.95% to 2.65%  58,941,283   $12.29 to  7.83   $  683,298,017       0.18%     31.52% to  29.22%
        2002 ............   0.95% to 2.20%  60,318,635     5.87 to  9.35      534,138,053       0.15%    -32.14% to -30.86%
        2001 ............   0.95% to 2.20%  69,067,055     8.59 to 13.52      892,510,436       0.00%    -19.96% to -18.51%
        2000 ............   0.95% to 1.95%  64,931,577    10.75 to 16.59    1,041,161,720       0.07%    -14.41% to -11.91% (a)
        1999 ............   0.95% to 1.80%  32,663,001    12.31 to 18.83      608,360,294       0.07%     23.14% to  35.98% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     619,256     9.71 to  9.53        5,981,099       0.08%     30.55% to  29.10%
        2002 ............   1.50% to 2.60%     202,676     7.38 to  7.44        1,504,242       0.00%    -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  35,327,848     8.86 to  8.37      323,732,284       5.77%     25.76% to  23.70%
        2002 ............   0.95% to 2.25%  26,938,971     6.37 to  7.69      195,766,587       9.64%      0.83% to   2.63%
        2001 ............   0.95% to 2.20%  25,533,687     6.29 to  7.51      179,983,516      13.15%    -14.04% to -12.74%
        2000 ............   0.95% to 1.90%  21,554,542     7.33 to  8.62      172,868,705       6.89%    -24.08% to -22.41% (b)
        1999 ............   0.95% to 1.65%  18,906,184    10.24 to 11.26      196,340,693       6.66%      6.29% to   7.05%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............   0.95% to 2.25%   6,173,912    10.90 to  9.19       68,125,249       0.74%     41.85% to  39.95%
        2002 ............   0.95% to 2.20%   7,674,047     6.17 to  8.42       59,763,768       0.79%    -22.25% to -21.10%
        2001 ............   0.95% to 2.20%  10,843,987     7.92 to 10.69      107,319,995       5.59%    -23.21% to -22.03%
        2000 ............   0.95% to 1.90%   9,861,467    10.34 to 13.73      124,962,270       1.34%    -20.68% to -16.44% (b)
        1999 ............   0.95% to 1.70%   5,905,382    13.06 to 17.17       92,437,608       0.72%     30.59% to  41.11% (a)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2003 ............   1.50% to 2.60%     646,592    10.87 to 10.67        6,988,652       0.53%     40.86% to  39.28%
        2002 ............   1.50% to 2.60%     202,377     7.66 to  7.72        1,557,719       0.00%    -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............   0.95% to 2.70%   5,106,033    10.99 to 10.66       55,922,783       0.48%     41.89% to  39.35%
        2002 ............   0.95% to 2.25%   2,316,895     7.65 to  7.75       17,918,637       0.00%    -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class
        2003 ............   0.95% to 2.85%  46,557,635    14.41 to 10.08      654,671,016       0.33%     27.13% to  24.71%
        2002 ............   0.95% to 2.40%  45,313,610     6.92 to 11.34      503,327,033       0.72%    -12.03% to -10.29%
        2001 ............   0.95% to 2.25%  44,175,712     7.82 to 12.64      551,070,400       0.67%    -14.60% to -13.20%
        2000 ............   0.95% to 2.00%  42,190,841    10.31 to 14.56      609,378,308       0.30%     -8.88% to  -7.60% (a)
        1999 ............   0.95% to 1.80%  27,031,979    11.27 to 15.76      424,819,685       0.25%     12.71% to  22.97% (a)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,168,158    10.89 to 10.69       12,657,188       0.16%     26.27% to  24.87%
        2002 ............   1.50% to 2.60%     337,942     8.56 to  8.63        2,907,598       0.00%    -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 ............   0.95% to 2.05%   1,077,164    10.15 to 10.97       11,207,437       0.00%      1.53% to   0.80% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............   0.95% to 2.35%  10,741,094     9.14 to  6.62       95,964,919       0.62%     28.43% to  26.61%
        2002 ............   0.95% to 2.20%  12,480,171     5.09 to  7.12       86,958,330       0.95%    -23.86% to -22.66%
        2001 ............   0.95% to 2.20%  15,069,734     6.67 to  9.20      136,159,773       0.25%    -16.62% to -15.26%
        2000 ............   0.95% to 1.95%  16,526,979     8.02 to 10.86      177,419,391       1.25%    -18.66% to -15.47% (b)
        1999 ............   0.95% to 1.80%  15,778,839     9.86 to 13.24      208,028,456       0.69%     -1.37% to   3.19% (a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     656,982    11.67 to 11.45        7,623,045       0.15%     36.18% to  34.66%
        2002 ............   1.50% to 2.60%     211,852     8.50 to  8.57        1,810,462       0.00%    -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............   0.95% to 2.65%   4,151,781    11.66 to 11.32       48,179,536       0.00%     56.29% to  53.62%
        2002 ............   0.95% to 2.20%     897,365     7.37 to  7.46        6,681,297       0.00%    -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     182,049    11.60 to 11.38        2,099,853       0.00%     55.01% to  53.28%
        2002 ............   1.50% to 2.60%      59,983     7.42 to  7.48          447,622       0.00%    -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
        2003 ............   0.95% to 2.00%      39,589    12.60 to 12.29          492,966       0.00%     40.93% to  39.44%
        2002 ............   0.95% to 2.00%      21,602     8.81 to  8.94          191,806       0.00%    -20.25% to -19.40%
        2001 ............   0.95% to 2.00%         748    11.05 to 11.09            8,286       0.00%     10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000        12.62               631,000       0.00%          42.28%
        2002 ............        0.00%          50,000         8.87               443,500       0.00%         -18.62%
        2001 ............        0.00%          50,000        10.90               545,000       0.00%           9.00%       (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     First Horizon Growth & Income Portfolio
        2003 ............   0.95% to 2.00%     191,003   $ 9.58 to  9.34    $  1,812,845        0.24%     27.38% to  26.03%
        2002 ............   0.95% to 2.00%     140,512     7.41 to  7.52       1,051,904        0.37%    -27.59% to -26.81%
        2001 ............   0.95% to 2.00%      10,994    10.24 to 10.27         112,875        0.15%      2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000         9.57              478,333        0.24%          28.60%
        2002 ............        0.00%          50,000         7.44              371,962        0.37%         -26.11%
        2001 ............        0.00%          50,000        10.07              503,392        0.15%           0.70%       (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............   0.95% to 2.70%   5,371,018    10.11 to  7.90      53,809,350        1.27%     30.19% to  27.86%
        2002 ............   0.95% to 2.25%   4,287,245     5.91 to  7.91      33,188,223        1.31%    -27.24% to -25.86%
        2001 ............   0.95% to 2.10%   4,369,756     8.09 to 10.70      45,828,137        1.35%    -14.24% to -12.99%
        2000 ............   0.95% to 1.80%   4,254,272     9.46 to 12.33      51,284,501        0.99%    -14.80% to -11.47% (a)
        1999 ............   0.95% to 1.75%   1,974,334    10.78 to 13.96      26,887,622        0.36%      7.75% to  17.37% (a)

     Gartmore GVIT Dreyfus International Value Fund - Class  III
        2003 ............   0.95% to 2.15%     458,485    13.73 to 13.62       6,285,255        0.00%     37.29% to  36.25% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   0.95% to 2.70%  15,398,869    16.32 to 13.60     262,026,841        0.44%     33.37% to  31.02%
        2002 ............   0.95% to 2.25%  14,362,198     8.84 to 13.65     183,719,797        0.39%    -17.61% to -16.11%
        2001 ............   0.95% to 2.25%  10,642,272    10.68 to 16.30     162,769,286        0.49%     -3.99% to  -2.25%
        2000 ............   0.95% to 1.90%   5,685,234    12.94 to 16.70      88,889,726        0.70%     10.70% to  14.12% (a)
        1999 ............   0.95% to 1.65%   1,114,320    13.05 to 14.65      14,741,417        0.24%     18.93% to  19.77%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............   0.95% to 2.15%     406,653    11.22 to  9.27       4,356,168        0.55%     63.70% to  61.73%
        2002 ............   0.95% to 2.05%     515,037     5.71 to  6.85       3,389,175        0.22%    -17.20% to -16.04%
        2001 ............   0.95% to 1.85%     688,788     6.90 to  8.16       5,327,512        0.47%    -7.52%  to  -6.09%
        2000 ............   0.95% to 1.40%      12,616     7.47 to  8.69         104,867        0.00%    -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............   0.95% to 2.40%   2,849,141    12.31 to 12.01      34,902,010        0.47%     63.65% to  61.26%
        2002 ............   0.95% to 2.25%   1,318,331     7.45 to  7.52       9,892,328        0.36%    -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............   0.95% to 2.50%  16,524,655    12.70 to 10.94     203,364,646        7.83%     21.11% to  19.28%
        2002 ............   0.95% to 2.20%  13,477,703     8.90 to 10.49     137,551,122        8.60%      0.65% to   2.24%
        2001 ............   0.95% to 2.20%   9,462,395     8.82 to 10.26      95,231,351       10.09%      1.53% to   3.22%
        2000 ............   0.95% to 1.80%   5,607,801     8.71 to  9.94      55,267,328       10.25%     -9.92% to  -8.24% (b)
        1999 ............   0.95% to 1.65%   4,575,210    10.48 to 10.94      49,937,862        9.38%      1.49% to   2.21%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ............        1.25%           2,686        12.00               32,234        0.46%          39.69%

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 ............   0.95% to 2.60%     444,314    12.39 to 11.99       5,474,639        0.55%     40.12% to  37.82%
        2002 ............   0.95% to 2.00%     268,594     8.71 to  8.84       2,369,793        0.15%    -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ............        1.25%             580        11.16                6,475        0.00%          34.99%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 ............   0.95% to 2.65%   1,751,103    11.47 to 11.09      19,957,282        0.00%     35.47% to  33.19%
        2002 ............   0.95% to 2.60%     966,515     8.33 to  8.47       8,156,119        0.00%    -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............   0.95% to 2.20%   1,232,090     2.97 to  3.50       3,847,558        0.00%     53.76% to  51.78%
        2002 ............   0.95% to 2.20%   1,513,650     1.88 to  2.35       3,100,271        0.66%    -44.20% to -43.33%
        2001 ............   0.95% to 2.20%   2,521,408     3.35 to  4.19       9,096,947        0.00%    -44.30% to -43.27%
        2000 ............   0.95% to 1.70%     873,079     5.99 to  7.45       5,540,292        0.00%    -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............   0.95% to 2.55%   2,165,513    10.98 to 10.68      23,644,482        0.00%     53.72% to  51.25%
        2002 ............   0.95% to 2.20%     511,430     7.07 to  7.14       3,648,433        0.40%    -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ............        1.25%           5,169        10.55               54,526        0.52%          22.50%

                                   Contract                                                   Investment
                                   Expense                         Unit          Contract       Income         Total
                                    Rate*          Units        Fair Value    Owners' Equity    Ratio**       Return***
                                -------------   -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Utilities Fund - Class III
        2003 ...............    0.95% to 2.55%      303,185  $ 9.79 to  9.48  $    2,946,757     0.64%      22.99% to  21.00%
        2002 ...............    0.95% to 2.05%       97,862    7.84 to  7.96         775,686     1.27%     -21.58% to -20.43%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ...............    0.95% to 2.65%   61,425,031   13.92 to 11.69     801,670,591     3.35%       1.03% to  -0.67%
        2002 ...............    0.95% to 2.25%   77,981,271   11.77 to 13.78   1,011,348,469     4.58%       8.08% to   9.93%
        2001 ...............    0.95% to 2.25%   51,441,846   10.89 to 12.53     614,717,734     5.32%       4.45% to   6.23%
        2000 ...............    0.95% to 1.80%   30,078,962   10.46 to 11.80     345,720,403     5.66%      10.52% to  11.49%(b)
        1999 ...............    0.95% to 1.75%   23,054,707    9.45 to 10.58     241,727,766     5.89%      -3.96% to  -2.68%(b)

     Gartmore GVIT Government Bond Fund - Class II
        2003 ...............    1.50% to 2.60%    1,961,425   10.76 to 10.56      20,998,616     3.98%       0.24% to  -0.88%
        2002 ...............    1.50% to 2.60%      945,128   10.66 to 10.74      10,126,255     2.83%       6.58% to   7.38%(a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ...............    0.95% to 2.50%   14,947,044    6.64 to  4.58      96,289,796     0.02%      31.48% to  29.39%
        2002 ...............    0.95% to 2.05%   16,188,470    3.42 to  5.05      79,642,219     0.00%     -30.60% to -29.40%
        2001 ...............    0.95% to 1.90%   19,812,385    4.93 to  7.15     138,671,512     0.00%     -30.07% to -28.82%
        2000 ...............    0.95% to 1.90%   23,423,007    7.00 to 10.05     232,073,777     0.19%     -27.85% to -25.96%(b)
        1999 ...............    0.95% to 1.80%   24,935,324    9.70 to 13.81     341,934,234     0.70%      -2.99% to   3.29%(a)

     Gartmore GVIT ID Aggressive Fund
        2003 ...............    0.95% to 2.65%    4,049,277   10.79 to 10.43      43,273,923     1.41%      30.62% to  28.37%
        2002 ...............    0.95% to 2.60%    1,544,512    8.10 to  8.26      12,699,362     1.09%     -19.92% to -17.42%(a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ...............    0.95% to 2.65%   10,506,818   10.65 to 10.30     111,096,410     2.82%       6.88% to   5.06%
        2002 ...............    0.95% to 2.60%    6,278,984    9.80 to  9.96      62,335,100     2.54%      -1.97% to  -0.39%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ...............    0.95% to 2.65%   28,925,404   10.77 to 10.42     309,210,666     1.90%      18.91% to  16.88%
        2002 ...............    0.95% to 2.60%   13,348,727    8.91 to  9.06     120,505,145     1.68%     -11.18% to  -9.41%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ...............    0.95% to 2.85%   13,776,564   10.80 to 10.40     147,557,142     1.48%      25.44% to  23.04%
        2002 ...............    0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920     1.32%     -16.08% to -13.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ...............    0.95% to 2.65%   14,393,258   10.76 to 10.41     153,730,145     2.39%      12.62% to  10.70%
        2002 ...............    0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135     2.11%      -5.96% to  -4.43%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2003 ...............    0.95% to 2.10%      187,653    6.59 to  5.86       1,193,370     0.00%      34.34% to  32.58%
        2002 ...............    0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351     0.00%     -25.80% to -24.83%
        2001 ...............    0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220     0.25%     -30.28% to -29.33%
        2000 ...............    0.95% to 1.45%       43,902    8.58 to  9.23         403,432     0.00%      -7.93% to  -7.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class III
        2003 ...............    0.95% to 2.05%      441,368   10.44 to 10.24       4,580,456     0.00%      34.05% to  32.56%
        2002 ...............    0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407     0.00%     -22.76% to -22.14%(a)(b)

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ...............    0.95% to 2.65%   15,489,907   10.39 to  8.77     157,300,998     1.73%      17.29% to  15.28%
        2002 ...............    0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438     2.20%     -14.67% to -13.15%
        2001 ...............    0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293     2.33%      -5.92% to  -4.59%
        2000 ...............    0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157     2.82%      -2.31% to  -1.29%(a)
        1999 ...............    0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923     3.74%      -5.19% to  -0.09%(a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%    8,921,111   10.62 to  8.26      96,911,423     0.00%      38.81% to  36.38%
        2002 ...............    0.95% to 2.25%    8,014,482    3.21 to  8.32      62,837,582     0.00%     -38.83% to -37.61%
        2001 ...............    0.95% to 2.05%    9,802,628    8.27 to 13.35     123,698,577     0.00%     -32.22% to -30.98%
        2000 ...............    0.95% to 2.00%    9,594,512   12.15 to 19.37     175,055,203     0.00%     -23.46% to -16.18%(a)
        1999 ...............    0.95% to 1.70%    4,077,933   14.66 to 23.15      87,324,703     0.00%      46.58% to  83.00%(a)

     Gartmore GVIT Money Market Fund - Class I
        2003 ...............    0.95% to 2.60%   61,044,850   11.75 to 10.07     691,344,651     0.67%      -0.33% to  -1.99%
        2002 ...............    0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990     1.18%      -1.31% to   0.25%
        2001 ...............    0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895     3.10%       1.13% to   2.61%
        2000 ...............    0.95% to 1.90%   72,240,743   10.61 to 12.52     807,445,540     5.12%       3.68% to   5.02%
        1999 ...............    0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605     4.64%       2.06% to   3.85%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                   NOTES TO FINANCIAL STATEMENTS, Countinued

                                   Contract                                                    Investment
                                   Expense                         Unit          Contract        Income          Total
                                    Rate*          Units        Fair Value    Owners' Equity     Ratio**        Return***
                                -------------   ----------   ---------------  --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ...............    0.95% to 2.65%  40,667,472   $11.11 to  8.54   $447,026,775       0.54%      26.30% to  24.12%
        2002 ...............    0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%     -19.47% to -18.14%
        2001 ...............    0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%     -14.10% to -12.66%
        2000 ...............    0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%      -3.87% to  -0.48%(b)
        1999 ...............    0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%      -1.55% to   5.93%(a)

     Gartmore GVIT Nationwide(R) Fund - Class II
        2003 ...............    1.50% to 2.60%     243,662    10.12 to  9.93      2,445,831       0.47%      25.33% to  23.93%
        2002 ...............    1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%     -19.88% to -19.27%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ...............        1.25%              337        10.38               3,497       0.22%          23.82%
        2002 ...............        1.25%              355         8.38               2,975       0.54%         -16.18%       (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 ...............    0.95% to 2.40%     555,773    11.39 to 11.07      6,293,400       0.20%      24.40% to  22.57%
        2002 ...............    0.95% to 2.20%     675,300     9.03 to  9.16      6,165,014       1.34%      -9.72% to  -8.43%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ...............    0.95% to 2.10%   1,255,626    10.06 to  9.75     13,203,244       0.03%      37.49% to  35.87%
        2002 ...............    0.95% to 1.80%   1,421,331     6.29 to  9.39     10,832,478       0.03%     -26.99% to -26.07%
        2001 ...............    0.95% to 1.80%   1,814,381     8.58 to 12.72     18,783,461       0.48%      -5.30% to  -4.18%
        2000 ...............    0.95% to 1.80%   2,045,136     9.03 to 13.29     22,067,980       1.00%       5.68% to   7.80%(b)
        1999 ...............    0.95% to 1.80%   1,453,492     8.54 to 12.49     14,280,867       0.82%     -14.58% to  -3.99%(a)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%   7,921,776    13.13 to 12.10    102,531,773       0.00%      32.99% to  30.67%
        2002 ...............    0.95% to 2.25%   7,239,678     4.39 to  9.87     70,683,692       0.00%     -35.14% to -33.92%
        2001 ...............    0.95% to 2.20%   7,019,483    14.37 to 14.94    104,113,801       0.00%     -13.15% to -11.69%
        2000 ...............    0.95% to 2.00%   4,035,275    16.55 to 16.92     68,033,571       0.00%     -22.63% to -16.96%(a)
        1999 ...............    0.95% to 1.70%     599,267    20.27 to 20.37     12,202,524       0.00%     102.71% to 103.72%(a)(b)

     Initial Funding by Depositor
        2000 ...............        0.00%          100,000        17.19           1,718,630       0.00%         -16.17%
        1999 ...............        0.00%          100,000        20.50           2,050,126       0.00%         103.72%       (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2003 ...............    1.50% to 2.60%     206,299     9.49 to  9.31      1,946,808       0.00%      32.05% to  30.58%
        2002 ...............    1.50% to 2.60%      62,244     7.13 to  7.18        446,027       0.00%     -28.70% to -28.16%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...............    0.95% to 2.85%  20,424,000    18.73 to 17.52    437,227,841       0.00%      55.37% to  52.38%
        2002 ...............    0.95% to 2.40%  20,923,018     9.81 to 16.47    287,510,313       0.01%     -29.29% to -27.86%
        2001 ...............    0.95% to 2.25%  20,396,752    13.77 to 22.87    383,267,849       0.04%      24.96% to  27.05%
        2000 ...............    0.95% to 1.90%   9,836,911    12.77 to 18.03    139,794,131       0.00%       9.21% to  10.86%
        1999 ...............    0.95% to 1.70%   5,606,042    11.70 to 16.39     68,966,902       0.00%      16.97% to  26.62%(a)

     Gartmore GVIT Small Cap Value Fund - Class II
        2003 ...............    1.50% to 2.60%     271,345    10.95 to 10.75      2,957,361       0.00%      54.10% to  52.39%
        2002 ...............    1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%     -29.47% to -28.93%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ...............    0.95% to 2.70%  18,060,444    15.64 to 15.07    310,330,135       0.00%      39.67% to  37.22%
        2002 ...............    0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%     -19.60% to -18.11%
        2001 ...............    0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%      -9.27% to  -7.60%
        2000 ...............    0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%       0.42% to   7.87%(a)
        1999 ...............    0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%      41.15% to  42.65%(a)

     Gartmore GVIT Small Company Fund - Class II
        2003 ...............    1.50% to 2.60%     389,998    10.83 to 10.63      4,200,161       0.00%      38.51% to  36.96%
        2002 ...............    1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%     -22.38% to -21.79%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...............    0.95% to 2.35%     559,208     3.23 to  2.86      1,760,628       0.00%      49.53% to  47.37%
        2002 ...............    0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%     -44.37% to -43.40%
        2001 ...............    0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%     -40.83% to -39.61%
        2000 ...............    0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%     -36.87% to -36.70%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...............    0.95% to 2.45%     471,588    11.19 to 10.90      5,254,060       0.00%      49.05% to  46.81%
        2002 ...............    0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%     -25.70% to -24.94%(a)(b)

                               Contract                                                     Investment
                               Expense                        Unit           Contract         Income           Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003 ............        1.25%             575   $     12.26        $      7,047       0.00%           50.24%

     Gartmore GVIT U.S.Growth Leaders Fund - Class III
        2003 ............   0.95% to 2.60%   3,766,233    11.34 to 10.98      42,432,617       0.00%      50.95% to  48.44%
        2002 ............   0.95% to 2.60%     525,137     7.40 to  7.51       3,932,114       0.00%     -26.04% to -24.87%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 ............   0.95% to 2.60%  13,033,009    13.13 to 12.00     169,204,066       5.36%      11.05% to   9.20%
        2002 ............   0.95% to 2.60%  13,884,968    10.89 to 11.96     163,062,295       5.45%       4.42% to   6.19%
        2001 ............   0.95% to 2.20%  11,028,888    10.39 to 11.29     122,424,789       5.69%       1.81% to   3.19%
        2000 ............   0.95% to 1.80%   8,741,582    10.27 to 10.97      94,348,851       6.46%       3.82% to   4.96%(b)
        1999 ............   0.95% to 1.65%   5,745,756    10.22 to 10.51      59,321,062       6.46%      -0.12% to   0.59%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ............   0.95% to 2.50%   2,305,470    10.01 to  7.76      23,018,222       0.00%      34.77% to  32.61%
        2002 ............   0.95% to 2.20%   3,092,482     5.54 to  7.63      22,647,345       1.21%     -27.44% to -26.10%
        2001 ............   0.95% to 2.20%   3,514,002     7.59 to 10.34      35,384,282       1.76%     -20.84% to -19.59%
        2000 ............   0.95% to 1.90%   3,553,915     9.62 to 12.87      44,601,063       0.91%     -13.89% to -11.79%(b)
        1999 ............   0.95% to 1.55%   2,562,069    14.25 to 14.85      37,100,378       0.33%      21.02% to  21.76%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ............   0.95% to 2.65%     430,617    13.60 to 13.45       5,839,397       0.00%      35.99% to  34.50%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
        2003 ............        1.25%           1,744         10.31              17,988       0.00%           3.14%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ............   0.95% to 2.70%  33,279,122     6.27 to  8.90     237,019,223       0.24%      19.09% to  16.98%
        2002 ............   0.95% to 2.25%  38,006,657     5.06 to  8.02     228,220,423       0.30%     -18.27% to -16.73%
        2001 ............   0.95% to 2.20%  45,531,568     6.17 to  9.68     331,633,875       0.87%     -23.91% to -22.58%
        2000 ............   0.95% to 2.00%  40,005,824     8.10 to 12.59     378,790,232       1.40%     -19.43% to -18.36%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ............   0.95% to 2.40%   2,119,951    10.36 to 10.10      21,841,396       0.00%      45.74% to  43.58%
        2002 ............   0.95% to 2.25%   1,620,570     7.03 to  7.11      11,490,667       0.00%     -29.66% to -28.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ............   0.95% to 2.45%  18,787,902     3.44 to  3.21      63,696,571       0.00%      45.08% to  42.82%
        2002 ............   0.95% to 2.20%  24,072,809     2.25 to  2.37      56,417,204       0.00%     -42.53% to -41.49%
        2001 ............   0.95% to 2.20%  37,284,126     3.91 to  4.05     149,944,155       0.59%     -39.16% to -37.92%
        2000 ............   0.95% to 2.00%  34,729,247     6.43 to  6.52     226,058,716       1.21%     -35.68% to -34.75%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ............   0.95% to 2.50%   4,987,992    10.34 to 10.06      51,293,210       0.97%      33.27% to  31.14%
        2002 ............   0.95% to 2.20%   3,951,071     7.67 to  7.76      30,585,952       0.39%     -23.27% to -22.41%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ............   0.95% to 2.50%  17,681,761     6.09 to  9.98     126,313,887       0.90%      33.26% to  31.12%
        2002 ............   0.95% to 2.25%  22,978,097     4.40 to  7.95     123,326,217       0.59%     -27.71% to -26.46%
        2001 ............   0.95% to 2.25%  33,201,893     6.06 to 10.88     243,618,255       0.69%     -25.52% to -24.16%
        2000 ............   0.95% to 2.00%  29,890,055     8.13 to 14.44     290,088,960       7.16%     -19.01% to -17.99%(a)(b)

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003 ............   0.95% to 2.35%      93,176    12.22 to 12.11       1,136,918       0.15%      22.24% to  21.13%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2003 ............   1.50% to 2.60%     428,276     9.55 to  9.37       4,067,064       0.00%      34.56% to  33.06%
        2002 ............   1.50% to 2.60%     187,101     7.04 to  7.10       1,324,318       0.00%     -29.57% to -29.04%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2003 ............   1.50% to 2.60%     205,441     9.81 to  9.63       2,004,511       0.00%      31.43% to  29.97%
        2002 ............   1.50% to 2.50%      55,031     7.42 to  7.47         409,770       0.00%     -25.83% to -25.32%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2003 ............   1.50% to 2.60%     330,815    10.22 to 10.03       3,360,300       0.17%      22.84% to  21.47%
        2002 ............   1.50% to 2.60%     126,768     8.25 to  8.32       1,052,083       0.00%     -17.45% to -16.83%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%     131,193    12.01 to 11.87       1,578,632       0.00%      23.19% to  21.81%
        2002 ............   1.50% to 2.60%      33,884     9.75 to  9.82         331,753       0.00%      -2.53% to  -1.80%(a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%      48,070    20.43 to 20.05         974,606       0.00%      87.75% to  85.66%
        2002 ............   1.50% to 2.60%      10,974    10.80 to 10.88         118,987       0.00%       7.98% to   8.80%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                        Unit            Contract       Income            Total
                                Rate*          Units        Fair Value     Owners' Equity      Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003.............   0.95% to 2.40%   8,232,006   $14.49 to  9.47    $111,415,197       0.86%      30.51% to  28.56%
        2002.............   0.95% to 2.25%   8,581,564     6.81 to 11.10      89,348,086       0.74%     -28.20% to -27.15%
        2001.............   0.95% to 2.25%   8,329,535     9.47 to 15.24     120,350,763       0.40%      -3.80% to  -2.45%
        2000.............   0.95% to 1.80%   5,437,338     9.89 to 15.62      82,601,518       0.48%      -0.68% to   1.70%(b)
        1999.............   0.95% to 1.70%   4,217,877     9.97 to 15.60      64,797,337       0.28%      -0.31% to  13.84%(a)

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003.............   0.95% to 2.20%   2,341,639     10.04 to 9.95      23,684,746       7.44%       0.36% to  -0.49%(a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003.............   0.95% to 2.65%  13,310,419    14.95 to  8.41     177,287,825       0.00%      26.86% to  24.63%
        2002.............   0.95% to 2.25%  13,997,826     4.21 to 11.78     147,934,257       0.00%     -31.31% to -30.01%
        2001.............   0.95% to 2.25%  16,244,793     6.09 to 16.84     248,709,387       0.00%     -26.64% to -25.37%
        2000.............   0.95% to 2.00%  13,579,156    13.50 to 22.56     285,075,146       0.00%     -17.27% to  -8.34%(a)
        1999.............   0.95% to 1.70%   4,329,553    15.26 to 24.61     104,083,996       0.00%      51.35% to  52.64%(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003.............   0.95% to 2.40%  10,120,850    10.74 to  9.49     112,336,089       0.00%      33.81% to  31.83%
        2002.............   0.95% to 2.20%   9,838,338     6.58 to  9.04      81,171,261       0.59%     -25.98% to -24.86%
        2001.............   0.95% to 2.20%  10,900,243     8.87 to 12.05     119,317,746       0.37%      -5.14% to  -3.76%
        2000.............   0.95% to 1.90%  10,654,857     9.41 to 12.54     120,163,492       0.74%      -1.00% to   1.08%(b)
        1999.............   0.95% to 1.70%  11,409,549     9.50 to 12.59     127,598,105       1.12%      -4.95% to   6.35%(a)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  18,042,331    10.28 to  8.70     201,857,509       0.00%      24.40% to  22.18%
        2002.............   0.95% to 2.25%  18,771,046     6.60 to 10.21     168,831,018       0.68%     -29.85% to -28.48%
        2001.............   0.95% to 2.20%  22,119,714     9.35 to 14.29     277,146,600       0.94%     -33.27% to -31.93%
        2000.............   0.95% to 1.95%  22,357,402    14.00 to 21.03     407,410,310       0.00%     -23.80% to -12.08%(a)
        1999.............   0.95% to 1.75%   7,360,964    16.07 to 23.95     147,333,356       0.00%      60.65% to  81.86%(a)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  34,255,234    13.62 to 10.07     474,551,297       0.37%      29.70% to  27.39%
        2002.............   0.95% to 2.25%  34,239,324     5.94 to 11.45     366,481,742       0.60%     -28.93% to -27.55%
        2001.............   0.95% to 2.25%  33,328,767     8.31 to 15.83     493,623,497       0.59%     -15.02% to -13.41%
        2000.............   0.95% to 1.95%  25,624,577    12.49 to 18.31     437,642,495       0.10%      -2.74% to  -1.17%(a)
        1999.............   0.95% to 1.80%  10,136,550    12.75 to 18.56     172,841,600       0.18%      27.51% to  40.31%(a)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2003.............   1.50% to 2.60%     724,583    10.10 to  9.91       7,279,334       0.28%      28.73% to  27.29%
        2002.............   1.50% to 2.60%     357,291     7.79 to  7.85       2,797,449       0.00%     -22.12% to -21.53%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class III
        2003.............   0.95% to 2.65%   7,189,189    14.26 to 14.11     102,340,129       0.00%      42.62% to  41.07%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003.............   0.95% to 2.85%  19,398,205     9.08 to 13.19     192,522,627       0.96%      41.66% to  38.92%
        2002.............   0.95% to 2.40%  26,384,682     6.19 to 10.02     185,709,706       0.48%     -24.41% to -22.88%
        2001.............   0.95% to 2.25%  15,482,090     8.13 to 13.06     144,367,444       0.48%     -14.49% to -12.88%
        2000.............   0.95% to 1.80%   4,293,663     9.48 to 15.07      46,647,108       0.00%      -5.30% to  -4.62%(a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2003.............   1.50% to 2.60%     655,617    10.83 to 10.62       7,054,981       0.70%      40.72% to  39.15%
        2002.............   1.50% to 2.60%     458,129     7.64 to  7.69       3,515,564       0.00%     -23.65% to -23.07%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003.............   0.95% to 2.65%  36,088,504    10.41 to  8.99     399,297,369       0.89%      25.52% to  23.34%
        2002.............   0.95% to 2.25%  35,365,474     6.25 to  9.56     311,700,007       0.76%     -21.00% to -19.57%
        2001.............   0.95% to 2.25%  35,201,321     7.87 to 11.91     385,779,153       0.52%     -12.45% to -11.02%
        2000.............   0.95% to 2.00%  27,040,315     9.64 to 13.40     330,463,265       0.28%     -10.51% to  -9.61%(a)(b)
        1999.............   0.95% to 1.80%  10,862,731    10.78 to 14.85     141,609,841       0.27%       7.77% to  20.55%(a)

     Oppenheimer Main Street(R) Fund/VA - Service Class
        2003.............   1.50% to 2.60%     853,327    10.02 to  9.83       8,506,949       0.76%      24.54% to  23.15%
        2002.............   1.50% to 2.60%     337,974     7.98 to  8.04       2,713,291       0.00%     -20.16% to -19.56%(a)(b)

     Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
        2003.............       1.25%              228         10.30               2,349       0.00%             3.03%     (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2003.............   1.50% to 2.60%     444,295    11.86 to 11.64       5,241,337       3.79%      15.40% to  14.11%
        2002.............   1.50% to 2.60%      88,463    10.20 to 10.27         906,399       0.00%       1.97% to   2.73%(a)(b)

                               Contract                                                     Investment
                               Expense                         Unit          Contract         Income           Total
                                Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Strong Opportunity Fund II, Inc.
        2003 ............   0.95% to 2.70%  21,393,485   $ 9.21 to 10.78    $206,907,437       0.08%      35.71% to  33.28%
        2002 ............   0.95% to 2.25%  21,318,993     6.56 to  8.50     151,933,095       0.45%     -28.86% to -27.51%
        2001 ............   0.95% to 2.25%  16,359,581     9.16 to 11.78     163,544,166       0.67%      -6.18% to  -4.62%
        2000 ............   0.95% to 1.75%   3,695,486     9.74 to 12.38      39,322,799       0.00%      -2.63% to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ............   0.95% to 2.30%   4,165,438     9.38 to 15.97      51,636,455       0.18%      52.73% to  50.68%
        2002 ............   0.95% to 2.20%   4,715,758     6.11 to 13.42      38,558,378       0.22%      -5.21% to  -3.82%
        2001 ............   0.95% to 2.20%   5,140,281     6.36 to 13.97      43,776,940       0.00%      -4.43% to  -2.75%
        2000 ............   0.95% to 1.95%   3,907,642     6.55 to 14.39      32,283,680       0.00%     -43.76% to -42.42% (a)
        1999 ............   0.95% to 1.70%   2,765,675    11.38 to 25.03      34,675,770       0.00%      55.97% to  98.38%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ............   0.95% to 2.55%   2,984,906     9.96 to 14.65      36,038,095       0.33%      43.70% to  41.41%
        2002 ............   0.95% to 2.20%   2,012,923     6.90 to 11.83      17,167,415       0.68%      -5.33% to  -3.76%
        2001 ............   0.95% to 1.90%   1,232,877     7.17 to 12.32      11,026,142       0.98%     -12.52% to -11.30%
        2000 ............   0.95% to 1.85%   1,025,479     8.09 to 13.92       9,748,397       0.88%       7.96% to  10.35% (a)
        1999 ............   0.95% to 1.70%     823,965     7.34 to 12.65       6,781,017       0.74%      -0.13% to  19.85% (a)

     Van Kampen LIT - Comstock Portfolio - Class II
        2003 ............   1.50% to 2.60%   1,531,792    10.36 to 10.17      15,774,769       0.63%      28.81% to  27.37%
        2002 ............   1.50% to 2.60%     573,556     7.99 to  8.05       4,601,870       0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2003 ............   1.50% to 2.60%     301,195     9.09 to  8.92       2,720,109       0.00%      25.13% to  23.74%
        2002 ............   1.50% to 2.60%     124,303     7.21 to  7.26         900,847       0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2003 ............   1.50% to 2.05%      14,916    10.11 to 10.08         150,667       0.07%       1.13% to   0.76% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ............   0.95% to 2.45%   3,277,139    15.62 to 20.57      63,486,350       0.00%      26.65% to  24.83%
        2002 ............   0.95% to 2.25%   2,957,540    12.27 to 18.89      45,084,271       9.57%       6.64% to   8.18%
        2001 ............   0.95% to 2.20%   1,489,717    11.36 to 17.49      20,064,521       9.54%       7.59% to   9.05%
        2000 ............   0.95% to 1.80%   1,404,273    10.42 to 16.06      17,291,284      14.68%       9.39% to  10.33%
        1999 ............   0.95% to 1.65%     665,923     9.46 to 14.58       6,712,494      15.87%      27.24% to  28.15%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 ............   0.95% to 2.25%   3,202,235     5.79 to  8.02      20,243,245       0.00%      40.42% to  38.56%
        2002 ............   0.95% to 2.20%   2,485,863     3.98 to  5.95      11,023,512       0.00%     -32.82% to -31.81%
        2001 ............   0.95% to 2.20%   2,212,771     5.92 to  8.78      15,015,187       0.00%     -31.07% to -29.99%
        2000 ............   0.95% to 1.80%     829,289     8.59 to 12.63       7,776,467       0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2003 ............   0.95% to 2.85%  13,455,607    16.00 to 16.69     229,964,262       0.00%      36.21% to  33.66%
        2002 ............   0.95% to 2.60%  12,444,223    11.69 to 13.80     156,001,009       3.80%      -3.58% to  -1.73%
        2001 ............   0.95% to 2.25%   7,976,411    11.90 to 14.08     101,307,071       4.43%       6.99% to   8.79%
        2000 ............   0.95% to 1.85%   5,684,629    10.95 to 12.97      65,598,414      30.00%       3.80% to  23.30% (a)(b)
        1999 ............   0.95% to 1.75%   2,410,127     8.64 to 10.25      21,151,808       6.01%      -9.90% to  -4.29% (a)

     Victory VIF - Diversified Stock Fund Class A Shares
        2003 ............   0.95% to 2.15%   1,957,002     9.99 to  9.40      19,073,759       0.34%      33.69% to  32.05%
        2002 ............   0.95% to 1.70%   1,999,385     7.12 to  7.47      14,643,829       0.57%     -25.15% to -24.17%
        2001 ............   0.95% to 1.85%   1,904,812     9.47 to  9.85      18,485,547       0.45%      -2.00% to  -0.64%
        2000 ............   0.95% to 1.70%   1,212,730     9.69 to  9.91      11,900,334       0.88%      -2.76% to  -0.86% (b)
        1999 ............   1.20% to 1.65%     300,753    10.04 to 10.06       3,025,490       0.69%       0.37% to   0.60% (a)(b)

      Initial Funding by Depositor
        2003 ............        0.00%         100,000         10.37           1,037,146       0.34%           34.97%
        2002 ............        0.00%         100,000          7.68             768,437       0.57%          -23.00%
        2001 ............        0.00%         100,000         10.04           1,003,746       0.45%            0.32%
        2000 ............        0.00%         100,000         10.01           1,000,543       0.88%           -1.14%
        1999 ............        0.00%         100,000         10.12           1,012,089       0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2003 ............   1.20% to 1.65%      65,051    12.32 to 12.07         801,000       1.81%      -0.34% to  -0.80%
        2002 ............   1.20% to 1.65%      76,741    12.17 to 12.36         948,193       3.93%       7.40% to   7.89%
        2001 ............   1.20% to 1.65%      99,584    11.33 to 11.46       1,140,757       4.71%       4.72% to   5.20%
        2000 ............   1.20% to 1.65%     105,233    10.82 to 10.89       1,146,117       6.15%       9.20% to   9.70%
        1999 ............   1.20% to 1.65%      73,535     9.91 to  9.93         730,246       3.59%      -0.91% to  -0.69% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                              Contract                                                      Investment
                              Expense                          Unit           Contract        Income           Total
                               Rate*           Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Initial Funding by Depositor
        2003 ............        0.00%         100,000   $    13.05         $  1,304,876      1.81%             0.87%
        2002 ............        0.00%         100,000        12.94            1,293,627      3.98%             9.00%
        2001 ............        0.00%         100,000        11.85            1,184,653      4.71%             6.49%
        2000 ............        0.00%         100,000        11.12            1,112,472      6.15%            11.02%
        1999 ............        0.00%         100,000        10.02            1,002,086      3.59%            -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2003 ............   0.95% to 2.05%     139,791    12.75 to 12.77       1,823,390      0.03%       29.46% to  28.04%
        2002 ............   0.95% to 1.65%     146,933     9.79 to 10.27       1,487,367      0.26%       -7.10% to  -6.05%
        2001 ............   0.95% to 1.70%     141,148    10.45 to 10.96       1,534,718      0.26%       -8.22% to  -7.11%
        2000 ............   0.95% to 1.70%      95,770    11.28 to 11.83       1,128,678      0.55%       11.96% to  19.53%
        1999 ............   1.20% to 1.65%      37,943     9.87 to  9.90         375,489      0.95%       -1.26% to  -1.03%(a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%         100,000        14.00            1,400,366      0.03%            30.70%
        2002 ............        0.00%         100,000        10.71            1,071,462      0.26%            -5.00%
        2001 ............        0.00%         100,000        11.30            1,129,641      0.26%            -6.21%
        2000 ............        0.00%         100,000        12.04            1,204,437      0.55%            20.97%
        1999 ............        0.00%         100,000         9.96              995,651      0.95%            -0.43%

     W & R Target Funds - Asset Strategy Portfolio
        2003 ............   0.95% to 2.50%  11,476,467    10.46 to  9.79     118,673,742      1.31%       10.42% to   8.76%
        2002 ............   0.95% to 2.25%   8,461,395     9.00 to  9.47      79,519,856      2.02%        0.75% to   2.30%
        2001 ............   0.95% to 2.10%   4,760,507     8.93 to  9.26      43,898,837      4.60%      -12.00% to -10.33%(b)
        2000 ............   0.95% to 1.40%       1,854    10.38 to 10.38          19,241      0.00%        3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
        2003 ............   0.95% to 2.40%   8,746,952    10.21 to  9.77      88,346,309      0.78%       17.96% to  16.30%
        2002 ............   0.95% to 2.25%   6,794,609     8.29 to  8.65      58,373,099      2.08%      -10.59% to  -9.28%
        2001 ............   0.95% to 2.10%   4,847,216     9.28 to  9.54      46,069,854      4.84%       -8.17% to  -6.84%
        2000 ............        0.95%             476         10.24               4,873      0.00%             2.37%     (a)(b)

     W & R Target Funds - Bond Portfolio
        2003 ............   0.95% to 2.50%   8,824,865    12.13 to 11.24     105,941,161      4.68%        3.19% to   1.66%
        2002 ............   0.95% to 2.25%   8,643,298    11.06 to 11.75     100,850,579      5.30%        6.34% to   7.94%
        2001 ............   0.95% to 2.10%   5,069,211    10.40 to 10.89      54,987,972      9.19%        3.96% to   6.45%(a)
        2000 ............        0.95%           1,184         10.23              12,107      0.00%             2.25%     (a)(b)

     W & R Target Funds - Core Equity Portfolio
        2003 ............   0.95% to 2.50%  31,339,819     7.77 to  7.43     240,491,705      0.79%       16.15% to  14.36%
        2002 ............   0.95% to 2.25%  28,039,884     6.48 to  6.69     185,915,974      0.59%      -23.62% to -22.38%
        2001 ............   0.95% to 2.10%  21,221,006     8.48 to  8.61     182,011,050      0.45%      -16.96% to -14.59%(b)
        2000 ............   0.95% to 1.40%       1,978    10.21 to 10.22          20,210      0.00%        2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
        2003 ............   0.95% to 2.50%  37,406,072     8.16 to  7.98     301,609,039      0.00%       21.89% to  20.02%
        2002 ............   0.95% to 2.25%  27,861,661     6.49 to  6.71     185,008,498      0.01%      -23.28% to -22.05%
        2001 ............   0.95% to 2.10%  20,170,887     8.45 to  8.71     172,511,745      1.74%      -16.41% to -12.95%(b)
        2000 ............   0.95% to 1.40%       1,408    10.12 to 10.12          14,250      0.00%        1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
        2003 ............   0.95% to 2.45%   5,707,409    12.54 to 11.99      70,865,343      8.31%       18.60% to  16.91%
        2002 ............   0.95% to 2.25%   4,689,184    10.21 to 10.57      49,233,726      9.88%       -4.28% to  -2.95%
        2001 ............   0.95% to 2.10%   2,785,585    10.68 to 10.90      30,247,046     18.27%        6.74% to   8.14%

     W & R Target Funds - International Portfolio
        2003 ............   0.95% to 2.45%   7,134,038     7.84 to  7.48      55,194,400      1.70%       23.71% to  21.87%
        2002 ............   0.95% to 2.25%   5,665,413     6.10 to  6.34      35,568,274      0.51%      -20.07% to -18.93%
        2001 ............   0.95% to 1.95%   3,898,537     7.70 to  7.82      30,328,901      8.48%      -24.04% to -22.98%
        2000 ............        0.95%             258         10.15               2,618      0.00%             1.47%     (a)(b)

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ............   0.95% to 2.45%   3,743,944    11.70 to 11.19      43,351,583      3.65%        2.18% to   0.70%
        2002 ............   0.95% to 2.25%   1,955,961    10.95 to 11.46      22,241,784      3.73%        3.03% to   4.43%
        2001 ............   0.95% to 1.85%     484,968    10.82 to 10.97       5,299,679      7.25%        6.78% to   8.17%

                               Contract                                                      Investment
                                Expense                        Unit            Contract        Income           Total
                                Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ............   0.95% to 2.30%   2,707,827   $10.28 to  9.87   $    27,477,578      0.60%      -0.44% to  -1.74%
        2002 ............   0.95% to 2.10%   3,366,596    10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
        2001 ............   0.95% to 1.85%   3,142,411    10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
        2003 ............   0.95% to 2.50%  11,425,184     8.24 to  8.54        92,939,816      0.00%      29.22% to  27.26%
        2002 ............   0.95% to 2.25%   8,398,696     6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
        2001 ............   0.95% to 2.10%   5,720,321     8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
        2000 ............   0.95% to 1.40%         607     9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
        2003 ............   0.95% to 2.50%  13,190,389    10.20 to 10.11       132,974,855      0.00%      34.48% to  32.47%
        2002 ............   0.95% to 2.25%  11,801,501     7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
        2001 ............   0.95% to 2.10%   7,778,767     9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
        2000 ............       0.95%              265        10.08                  2,671      0.00%           0.79%      (a)(b)

     W & R Target Funds - Value Portfolio
        2003 ............   0.95% to 2.45%   9,899,433    10.86 to 10.44       106,447,898      0.65%      23.92% to  22.11%
        2002 ............   0.95% to 2.25%   6,694,479     8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
        2001 ............   0.95% to 2.10%   3,616,179    10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                           ---------------

     2003 Reserves for annuity contracts in payout phase:...............        47,547,289
                                                                           ---------------
     2003 Contract owners' equity.......................................   $14,967,347,100
                                                                           ===============
     2002 Reserves for annuity contracts in payout phase:...............        23,780,019
                                                                           ---------------
     2002 Contract owners' equity.......................................   $11,867,051,526
                                                                           ===============
     2001 Reserves for annuity contracts in payout phase:...............        16,381,840
                                                                           ---------------
     2001 Contract owners' equity.......................................   $12,948,274,792
                                                                           ===============
     2000 Reserves for annuity contracts in payout phase:...............         6,547,280
                                                                           ---------------
     2000 Contract owners' equity.......................................   $10,938,492,289
                                                                           ===============
     1999 Reserves for annuity contracts in payout phase:...............            17,086
                                                                           ---------------
     1999 Contract owners' equity.......................................   $ 6,530,166,060
                                                                           ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           Nationwide Variable Account-9:


                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year
                               ended December 31, 2003.

                               Statements of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 2003 and 2002.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.

                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                               Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-28995) and hereby incorporated by reference.

                               Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (7) Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                               Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Joseph J. Gasper, Director, President and Chief Operating Officer
         Mark R. Thresher, President and Chief Operating Officer-Elect and Chief
            Financial Officer
         Patricia R. Hatler, Executive Vice President, General Counsel and
            Secretary
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         David A. Diamond, Senior Vice President
         Dennis P. Drent, Senior Vice President-Internal Audits
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
            Financial
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-NI Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
         M. Eileen Kennedy, Senior Vice President-NF Finance
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
         Robert O. Wilson, Senior Vice President-Corporate Strategy
         Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Henry S. Holloway, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Arden L. Shisler, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha J. Miller de Lombera, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write persona,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited
------------------------------------------------------------------------------------------------------------------------------------

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
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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------


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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 127,845 and 98,984 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

        Multi-Flex Variable Account                                    Nationwide VL Separate Account-C
        Nationwide Variable Account                                    Nationwide VL Separate Account-D
        Nationwide Variable Account-II                                 Nationwide VLI Separate Account-2
        Nationwide Variable Account-4                                  Nationwide VLI Separate Account-3
        Nationwide Variable Account-5                                  Nationwide VLI Separate Account-4
        Nationwide Variable Account-6                                  Nationwide VLI Separate Account-5
        Nationwide Variable Account-7
        Nationwide Variable Account-8
        Nationwide Variable Account-9
        Nationwide Variable Account-10
        Nationwide Variable Account-11
        Nationwide Variable Account-13
        Nationwide Variable Account-14
        Nationwide VA Separate Account-A
        Nationwide VA Separate Account-B
        Nationwide VA Separate Account-C

(a)(2) Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Life Insurance Company ("SBL"), serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

         Nationwide Multi-Flex Variable Account
         Nationwide Variable Account - 9

         SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of SBL:

         SBL Variable Annuity Account I,
         SBL Variable Annuity Account III
         SBL Variable Annuity Account IV
         SBL Variable Life Insurance Account Varilife
         Security Varilife Separate Account
         SBL Variable Annuity Account VIII
         Variable Annuity Account XI
         Variable Annuity Account XIV
         Variable Annuity Account XVII
         Parkstone Variable Annuity Separate Account

         SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser:

         Security Equity Fund
         Security Income Fund
         Security Large Cap Value Fund
         Security Municipal Bond Fund
         SBL Fund
         Security Mid Cap Growth Fund

(a)(3) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

         Nationwide Variable Account-9
         Nationwide Variable Account-12
         Nationwide VA Separate Account-D
         Nationwide VLI Separate Account-5

         Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

        Waddell & Reed Advisors Funds                                             Waddell & Reed Fixed Income Funds, Inc.
             Waddell & Reed Advisors Funds, Inc.                                      Waddell & Reed Government Securities Fund
                 Waddell & Reed Advisors Accumulative Fund                            Waddell & Reed Limited Term Bond Fund
                 Waddell & Reed Advisors Bond Fund
                 Waddell & Reed Advisors Core Investment Fund                     W&R Target Funds, Inc.
                 Waddell & Reed Advisors Science and Technology Fund                  Asset Strategy Portfolio
                                                                                      Balanced Portfolio
             Waddell & Reed Advisors Asset Strategy Fund, Inc.                        Bond Portfolio
             Waddell & Reed Advisors Cash Management, Inc.                            Core Equity Portfolio
             Waddell & Reed Advisors Continental Income Fund, Inc.                    Dividend Income Portfolio
                                                                                      Growth Portfolio
             Waddell & Reed Advisors Global Bond Fund, Inc.                           High Income Portfolio
             Waddell & Reed Advisors High Income Fund, Inc.                           International Portfolio
             Waddell & Reed Advisors International Growth Fund, Inc.                  International II Portfolio
                                                                                      Limited-Term Bond Portfolio
             Waddell & Reed Advisors Municipal Bond Fund, Inc.                        Micro Cap Growth Portfolio
                                                                                      Money Market Portfolio
             Waddell & Reed Advisors Municipal High Income Fund, Inc.                 Science and Technology Portfolio
                                                                                      Small Cap Growth Portfolio
             Waddell & Reed Advisors New Concepts Fund, Inc.                          Small Cap Value Portfolio

             Waddell & Reed Advisors Retirement Shares, Inc.                          Value Portfolio
             Waddell & Reed Advisors Small Cap Fund, Inc.
             Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
             Waddell & Reed Advisors Vanguard Fund, Inc.

        Waddell & Reed Advisors Select Funds, Inc.
             Waddell & Reed Advisors Dividend Income Fund
             Waddell & Reed Advisors Value Fund

(b)(1)   DIRECTORS AND OFFICERS OF NISC:

         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         John M. Davis, President
         William G. Goslee, Senior Vice President
         Mark R. Thresher, Director, Senior Vice President and Treasurer
         Thomas E. Barnes, Vice President and Secretary
         Kevin S. Crossett, Vice President
         Trey Rouse, Vice President
         Peter R. Salvator, Vice President
         Barbara J. Shane, Vice President-Compliance Officer
         Karen R. Tackett, Vice President
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant
            Treasurer
         Glenn W. Soden, Associate Vice President and Assistant Secretary
         Dina A. Tantra, Assistant Secretary
         Mark D. Maxwell, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)   DIRECTORS AND OFFICERS OF SDI:

         Gregory J. Garvin, President and Director
         James R. Schmank, Director
         Tamara L. Brownfield, Treasurer
         Amy J. Lee, Secretary
         Brenda M. Harwood, Vice President and Director
         Frank Memmo, Director
         Richard J. Wells, Director

         SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(b)(3) DIRECTORS AND OFFICERS OF WADDELL & REED, INC.:

         Keith A. Tucker, Director and Chairman of the Board
         Henry J. Hermann, Director
         Robert J. Williams, Executive Vice President and National Sales Manager Thomas W. Butch, Executive Vice President and Chief Marketing Officer Daniel C. Schulte, Vice President and General Counsel
         Michael D. Strohm, Director, President, and Chief Executive Officer John E. Sundeen, Jr., Senior Vice President

         Mark A. Schieber, Vice President, Principal Accounting Officer, and
           Principal Financial Officer
         Wendy J. Hills, Secretary
         Brent K. Bloss, Vice President and Treasurer

         The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.

(c)(1)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

(c)(2)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Security Distributors, Inc.    N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

(c)(3)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:


We consent to the use of our reports for Nationwide Variable Account-9 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-28995). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.




KPMG LLP

Columbus, Ohio
April 26, 2004

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2004.


                          NATIONWIDE VARIABLE ACCOUNT-9
          ---------------------------------------------------------------
                                 (Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
          ---------------------------------------------------------------
                                 (Depositor)


                             By /s/ JAMIE RUFF CASTO
          ---------------------------------------------------------------
                                Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2004.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                          By /s/  JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                  Jamie Ruff Casto
                                                                                            Attorney-in-Fact
